================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

         Pre-Effective Amendment No. ______                           / /

         Post-Effective Amendment No.  13      (File No.333-139760)   /x/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 77      (File No. 811-07195)                   /X/

                        (Check appropriate box or boxes)

                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                      RiverSource Life Insurance Company
                               (Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN               55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 678-4177

  Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PART A.

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-333-3437

            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds
- Janus Aspen Series: Service Shares

- J.P. Morgan Series Trust II
- Lazard Retirement Series, Inc.
- Lincoln Variable Insurance Product Trust (LVIP)
- MFS(R) Variable Insurance Trust(SM)
- Putnam Variable Trust - Class IB Shares
- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.
The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  1

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE GUARANTEE PERIOD ACCOUNTS (GPAS).........   18
THE ONE-YEAR FIXED ACCOUNT...................   20
BUYING YOUR CONTRACT.........................   21
CHARGES......................................   23
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   28
WITHDRAWALS..................................   34
TSA -- SPECIAL PROVISIONS....................   34
CHANGING OWNERSHIP...........................   35
BENEFITS IN CASE OF DEATH....................   35
OPTIONAL BENEFITS............................   39
THE ANNUITY PAYOUT PERIOD....................   45
TAXES........................................   46
VOTING RIGHTS................................   50
SUBSTITUTION OF INVESTMENTS..................   50
ABOUT THE SERVICE PROVIDERS..................   51
ADDITIONAL INFORMATION.......................   52
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL................   53
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   55
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   59





--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order," your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  3

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).



It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (See "Buying Your Contract")


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an interest sweep strategy. You may establish automated transfers among the accounts. (We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract.) (see "Making the Most of Your Contract -- Transferring Among Accounts")


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (See "Optional Benefits")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  5

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See "The Annuity Payout Period").

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


                     YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                                   PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               6

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               2

                              Thereafter                                                      0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)



Variable account administrative charge                                             0.15%

Mortality and expense risk fee                                                     1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                             1.40%


OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $30


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                 0.35%*


(As a percentage of the adjusted contract value charged annually on the contract anniversary.)



8% PERFORMANCE CREDIT RIDER (PCR) FEE                                              0.25%*


(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.60%                3.37%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                          FUND NAME                              FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Intermediate Bond Portfolio (Class B)      0.45       0.25     0.20            --           0.90


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.09            --           1.09


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(1)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(1)
3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.13     0.19            --           1.11(1)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Fidelity(R) VIP Growth & Income Portfolio Service Class          0.46       0.10     0.13            --           0.69


Fidelity(R) VIP Mid Cap Portfolio Service Class                  0.56       0.10     0.10            --           0.76


Fidelity(R) VIP Overseas Portfolio Service Class                 0.71       0.10     0.14            --           0.95


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.32            --           1.37
2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Foreign Securities Fund - Class 2               0.64       0.25     0.15          0.01           1.05


Goldman Sachs VIT Strategic Growth Fund - Institutional          0.75         --     0.10            --           0.85(2)
Shares


Goldman Sachs VIT Strategic International Equity                 0.85         --     0.19            --           1.04(3)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(4)
Fund - Institutional Shares


Invesco V.I. Core Equity Fund, Series I Shares                   0.61         --     0.28            --           0.89


Invesco Van Kampen V.I. American Franchise Fund, Series I        0.67         --     0.28            --           0.95(5)
Shares


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I            0.75         --     0.33            --           1.08(6)
Shares


Janus Aspen Series Enterprise Portfolio: Service Shares          0.64       0.25     0.05            --           0.94


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.16            --           1.05
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Janus Aspen Series Overseas Portfolio: Service Shares            0.60       0.25     0.06            --           0.91




--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                          FUND NAME                              FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1         0.55%        --%    0.24%           --%          0.79%
Shares


Lazard Retirement International Equity Portfolio - Service       0.75       0.25     0.12            --           1.12
Shares


Lazard Retirement U.S. Strategic Equity Portfolio - Service      0.70       0.25     2.42            --           3.37(7)
Shares


LVIP Baron Growth Opportunities Fund - Service Class             1.00       0.25     0.08            --           1.33(8)


MFS(R) New Discovery Series - Initial Class                      0.90         --     0.08            --           0.98


MFS(R) Research Series - Initial Class                           0.75         --     0.13            --           0.88


MFS(R) Utilities Series - Initial Class                          0.73         --     0.08            --           0.81


Putnam VT Growth and Income Fund - Class IB Shares               0.48       0.25     0.15            --           0.88


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12


Putnam VT International Growth Fund - Class IB Shares            0.93       0.25     0.33            --           1.51(9)


Royce Capital Fund - Micro-Cap Portfolio, Investment Class       1.25         --     0.07          0.02           1.34


Royce Capital Fund - Small-Cap Portfolio, Investment Class       1.00         --     0.05            --           1.05


Third Avenue Value Portfolio                                     0.90         --     0.36            --           1.26(10)


Wanger International                                             0.89         --     0.13            --           1.02(11)


Wanger USA                                                       0.86         --     0.08            --           0.94(11)







   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3) and 1.055% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (2) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.71%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.114% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.83%.


 (3) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.81%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.144% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.99%.


 (4) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (5) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.90% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


 (6) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (7) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2013, to the extent total annual portfolio operating expenses exceed 1.00% of the average daily net assets, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of acquired funds and extraordinary expenses. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.



--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  9

 (8) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses exceed 1.29% of the average daily net assets. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.


 (9) Putnam Management has a contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees. After expense reimbursements, net expenses would be 1.49%.


(10) The Fund's advisor has contractually agreed, for one year from March 1, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The Adviser recovered previously waived fees of 0.04% for the portfolio for the year ended December 31, 2011.


(11) Other expenses have been restated to reflect contractual changes to certain other fees.



--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                     $1,254      $2,254      $3,243      $5,420           $554       $1,654      $2,743      $5,420




MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher, based on these assumptions your costs would be:




                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $935       $1,321      $1,731      $2,615           $235        $721       $1,231      $2,615




(1) In these examples, the contract administrative charge is $30.


THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 12 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and making a withdrawal from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  13

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks to generate income and price           AllianceBernstein L.P.
VPS Intermediate   appreciation without assuming what
Bond Portfolio     AllianceBernstein considers to be undue
(Class B)          risk.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  15

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class              of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class      Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class              countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

FTVIPT Templeton   Seeks long-term capital growth. The fund     Templeton Investment
Foreign            normally invests at least 80% of its net     Counsel, LLC
Securities         assets in investments of issuers located
Fund - Class 2     outside the U.S., including those in
                   emerging markets.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Strategic Growth                                                Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Strategic                                                       Management International
International
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I. Core  Seeks long-term growth of capital.           Invesco Advisers, Inc.
Equity Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series I Shares
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series I Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

JPMorgan           Seeks high total return from a portfolio of  J.P. Morgan Investment
Insurance Trust    selected equity securities.                  Management Inc.
U.S. Equity
Portfolio - Class
1 Shares
----------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.        Lazard Asset Management,
International                                                   LLC
Equity
Portfolio - Serv-
ice Shares
----------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.        Lazard Asset Management,
U.S. Strategic                                                  LLC
Equity
Portfolio - Serv-
ice Shares
----------------------------------------------------------------------------------------

LVIP Baron Growth  Seeks capital appreciation through long-     Lincoln Investment
Opportunities      term investments in securities of small and  Advisors Corporation,
Fund - Service     mid-sized companies with undervalued assets  adviser; BAMCO, Inc.,
Class              or favorable growth prospects.               sub-adviser.
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Initial
Class
----------------------------------------------------------------------------------------

MFS(R) Research    Seeks capital appreciation.                  MFS(R) Investment
Series - Initial                                                Management
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Initial                                                Management
Class
----------------------------------------------------------------------------------------

Putnam VT Growth   Seeks capital growth and current income.     Putnam Investment
and Income                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT          Seeks long-term capital appreciation.        Putnam Investment
International                                                   Management, LLC,
Growth                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Small-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation by      Third Avenue Management
Value Portfolio    acquiring common stocks of well-financed     LLC
                   companies (meaning companies with high
                   quality assets and conservative levels of
                   liabilities) at a discount to what the
                   Adviser believes is their intrinsic value.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------



THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("future rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may

--------------------------------------------------------------------------------
 18 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) - or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


GENERAL EXAMPLES
As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUME:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  19

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001



       Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                     remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                     (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed

--------------------------------------------------------------------------------
 20 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies").

The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

- the optional Guaranteed Minimum Income Benefit Rider(2);

- the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  21

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory

--------------------------------------------------------------------------------
 22 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  23

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary's contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                    (ACV - XSF)
PPW   =   XSF   +   -----------   X   (PPNPW - XSF)
                     (CV - TFA)


If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


    YEARS FROM PURCHASE            WITHDRAWAL CHARGE
      PAYMENT RECEIPT                 PERCENTAGE

             1                             7%

             2                             7

             3                             6

             4                             6

             5                             5

             6                             4

             7                             2

             Thereafter                    0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.


--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- We receive these payments:

  - $10,000 initial;

  - $8,000 on the fifth contract anniversary;

  - $6,000 on the eighth contract anniversary; and

- You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and

- The prior anniversary contract value is $38,488.

WITHDRAWAL
  CHARGE      EXPLANATION
   $  0       $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
      0       $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
      0       $10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
    400       $8,000 purchase payment is in its fifth year from receipt, withdrawn with a
              5% withdrawal charge; and
    360       $6,000 purchase payment is in its third year from receipt, withdrawn with a
              6% withdrawal charge.
   ----
   $760


WAIVER OF WITHDRAWAL CHARGE
We do not assess a withdrawal charge for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  25

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFIT CHARGES

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

 CV = contract value on the contract anniversary.

 ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

 FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE
- You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.

- During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

- The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
  Contract value on the contract anniversary:                          $73,250.00
  plus transfers from the subaccounts to the one-year fixed account
  in the six months before the contract anniversary:                   +15,000.00
  minus the value of the one-year fixed account on the contract
  anniversary:                                                         -15,250.00
                                                                       ----------
                                                                       $73,000.00
  The GMIB fee charged to you: 0.35% x $73,000 =                       $   255.50


8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);

- plus any contract value credits allocated to the GPAs and the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any contract value credits allocated to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  27

- the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))


CV   =    contract value at the time of the calculation.
EPP  =    eligible purchase payments at the time of the calculation.
TPP  =    total purchase payments at the time of the calculation.


If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE
- You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.

- You make an additional payment on the fourth contract anniversary of $60,000.

- Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:

     0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of

--------------------------------------------------------------------------------
 28 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:


IF YOUR NET CONTRACT VALUE(1) IS ...   WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:

           $10,000-$49,999                        Tier 1 DCA account

           $50,000 or more                        Tier 2 DCA account(2)


(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  29

If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


--------------------------------------------------------------------------------
 30  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


  For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  31

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


--------------------------------------------------------------------------------
 32  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE


Call:
1-800-333-3437


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  33

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see "Charges") and federal income taxes and penalties. State and local income taxes may also apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout
Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the

--------------------------------------------------------------------------------
 34 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

- Return of Purchase Payments (ROP) Death Benefit;

- Maximum Anniversary Value (MAV) Death Benefit; and

- Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 35 rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROP)

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial withdrawals.


                                                                     PW X DB
ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT   =    -------
                                                                        CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $20,000.

- On the first contract anniversary you make an additional purchase payment of $5,000.

- During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

- During the third contract year the contract value grows to $23,000.


WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                       $25,000.00
        minus adjusted partial withdrawals calculated as:

        $1,500 x $25,000
        ----------------  =                                                             -1,704.55
             $22,000
                                                                                       ----------
        for a death benefit of:                                                        $23,295.45
                                                                                       ----------




  ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:  $23,295.45


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.


--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
- You purchase the contract with a payment of $20,000.

- On the first contract anniversary the contract value grows to $29,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:                                                                 $20,500.00
                                                                                         ----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                      $20,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $20,000
                $22,000      =                                                            -1,363.64
                                                                                         ----------
           for a death benefit of:                                                       $18,636.36
                                                                                         ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
           MAV on the prior anniversary:                                                 $29,000.00
           plus purchase payments made since the prior anniversary:                           +0.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $29,000
           ----------------  =                                                            -1,977.27
                $22,000
                                                                                         ----------
           for a death benefit of:                                                       $27,022.73
                                                                                         ----------



  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts;

- minus adjusted transfers and partial withdrawals from the subaccounts.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  37

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

                                                                PWT X VAF
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS   =   ---------
                                                                    SV



PWT   =   the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV    =   value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


EXAMPLE
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:                                                                $ 22,800.00
                                                                                        -----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                     $ 25,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $25,000
           ----------------  =
                $24,300                                                                   -1,543.21
                                                                                        -----------
           for a death benefit of:                                                      $ 23,456.79
                                                                                        -----------
The 5% rising floor:
           The variable account floor on the first contract anniversary, calculated as:
           1.05 x $20,000 =                                                             $ 21,000.00
           plus amounts allocated to the subaccounts since that anniversary:                  +0.00
           minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
           $1,500 x $21,000
           ----------------  =
                $19,000                                                                  -$1,657.89
                                                                                        -----------
           variable account floor benefit:                                              $ 19,342.11
           plus the one-year fixed account value:                                         +5,300.00

                                                                                        -----------
           5% rising floor (value of the GPAs, the one-year fixed account and the
           variable account floor):                                                     $ 24,642.11
                                                                                        -----------




  THE EDB DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new

--------------------------------------------------------------------------------
 38 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

- you must hold the GMIB for seven years;

- the GMIB rider terminates* 30 days following the contract anniversary after the annuitant's 86th birthday;

- you can only exercise the GMIB within 30 days after a contract anniversary;


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  39

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

- there are additional costs associated with the rider.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

  - Plan A - Life Annuity -- no refund

  - Plan B - Life Annuity with ten years certain

  - Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance




--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments allocated to the subaccounts increased by 6%;

- plus any subsequent amounts allocated to the subaccounts; and

- minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

PMT  X    CVG
-------------
     ECV


      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

  For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)(CY)

  CY = the full number of contract years the payment has been in the contract.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  41

TERMINATING THE GMIB
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider any time after the seventh rider anniversary.

- The rider will terminate on the date:

  - you make a full withdrawal from the contract;

  - a death benefit is payable; or

  - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE
- You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.

- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                                      GMIB
ANNIVERSARY                                CONTRACT VALUE     PURCHASE PAYMENTS       6% RISING FLOOR     BENEFIT BASE

1                                             $107,000             $100,000               $106,000

2                                              125,000              100,000                112,360

3                                              132,000              100,000                119,102

4                                              150,000              100,000                126,248

5                                               85,000              100,000                133,823

6                                              120,000              100,000                141,852

7                                              138,000              100,000                150,363          $150,363

8                                              152,000              100,000                159,388           159,388

9                                              139,000              100,000                168,948           168,948

10                                             126,000              100,000                179,085           179,085

11                                             138,000              100,000                189,830           189,830

12                                             147,000              100,000                201,220           201,220

13                                             215,000              100,000                213,293           215,000

14                                             234,000              100,000                226,090           234,000

15                                             240,000              100,000                239,655           240,000


NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                         LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                              GMIB BENEFIT BASE             NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                  $179,085 (6% Rising Floor)         $  872.14            $  850.65              $  691.27

15                                   240,000 (Contract Value)           1,346.40             1,286.40               1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the

--------------------------------------------------------------------------------
 42 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                         PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                  LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                           GMIB BENEFIT BASE         NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                         $126,000             $  650.16            $  632.52              $  520.38

15                                          240,000              1,416.00             1,351.20               1,096.80


In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                                PW X TV-
TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS   =      CV


  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  TV  = the target value on the date of (but prior to) the partial withdrawal.

  CV  = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% X (PP - PCRPW - PP5)

     PP = total purchase payments.

  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 43 more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

     PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR
- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

- The PCR will terminate on the date:

  - you make a full withdrawal from the contract;

  - that a death benefit is payable; or

  - you choose to begin taking annuity payouts.

EXAMPLE
- You purchase the contract with a payment of $104,000.

- There are no additional purchase payments and no partial withdrawals.

- On the seventh contract anniversary, the contract value is $150,000.

- We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(7) = $104,000 x 1.71382 = $178,237.72.

  Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.03 x $104,000 = $3,120.

  After application of the PCR credit, your total contract value would be $153,120.

- On the tenth contract anniversary, the contract value is $220,000.

- We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(10) = $104,000 x 2.158924 = $224,528.20.

  Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.05 x $104,000 = $5,200.

  After application of the PCR credit, your total contract value would be $225,200.

- The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.


--------------------------------------------------------------------------------
 44  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  45

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met,

--------------------------------------------------------------------------------
 46 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Retirement Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until withdrawn or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  47

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Retirement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  49

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.50% as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay an additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  51

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2011, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
 52  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE
For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.

                                        PW X RPA
RPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------
                                           CV


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments made prior to the partial withdrawal in question
      AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA       EPA
EPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------   X   ---
                                           CV          RPA


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).

- You purchase the contract with a purchase payment of $100,000.

- On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.

- Contract values before any partial withdrawals are shown below.

- On the third contract anniversary you make a partial withdrawal in the amount of $10,000.

- On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  53

NOTE: The shaded portion of the table indicates the five year exclusion period.

CONTRACT DURATION IN
YEARS                                        TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------
At Issue                                             $100,000                        $100,000
1                                                     100,000                         110,000
2                                                     100,000                         115,000
3                                                     100,000                         120,000
4                                                     100,000                         115,000
5                                                     100,000                         120,000

6                                                     200,000                         225,000
7                                                     200,000                         230,000
8                                                     200,000                         235,000
9                                                     200,000                         230,000
10                                                    200,000                         235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on the
  third contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $120,000        =   $8,333
     partial withdrawals = $100,000 - 0 =
     $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $191,667
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $235,000        =   $8,156
     partial withdrawals =
     $200,000 - $8,333 = $191,667
STEP TWO: For each withdrawal made within the current calculation period, we calculate the
  EPA:
For the first partial withdrawal on the
  third contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000                 = $8,333
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $120,000            $100,000
     adjusted partial withdrawals for all                           x   -----
     previous partial withdrawals =                                     $100,000
     $100,000 - 0 = $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial         $10,000 x $91,667                 = $1,866
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $235,000             $91,667
     adjusted partial withdrawals for all                           x   --------
     previous partial withdrawals =                                     $191,667
     $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 =
     $10,199




--------------------------------------------------------------------------------
 54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                              2011    2010    2009     2008     2007     2006     2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.79   $0.68    $0.45    $0.86    $0.73    $0.68    $0.67    $0.65   $0.46   $0.79
Accumulation unit value at end of period        $0.60   $0.79    $0.68    $0.45    $0.86    $0.73    $0.68    $0.67   $0.65   $0.46
Number of accumulation units outstanding at
  end of period (000 omitted)                     350     428      503      570      717      914    1,202    1,283   1,451   1,387
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.56   $1.45    $1.25    $1.35    $1.31    $1.29    $1.28    $1.25   $1.23   $1.16
Accumulation unit value at end of period        $1.64   $1.56    $1.45    $1.25    $1.35    $1.31    $1.29    $1.28   $1.25   $1.23
Number of accumulation units outstanding at
  end of period (000 omitted)                     395     473      473      704      888    1,058    1,149    1,347   1,392   1,554
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.75   $0.69    $0.51    $0.87    $0.77    $0.79    $0.70    $0.65   $0.54   $0.79
Accumulation unit value at end of period        $0.72   $0.75    $0.69    $0.51    $0.87    $0.77    $0.79    $0.70   $0.65   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                     710     877    1,081    1,186    1,619    1,808    2,130    2,021   2,140   2,312
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $2.11   $1.90    $1.55    $2.24    $2.24    $1.98    $1.93    $1.79   $1.51   $1.76
Accumulation unit value at end of period        $2.13   $2.11    $1.90    $1.55    $2.24    $2.24    $1.98    $1.93   $1.79   $1.51
Number of accumulation units outstanding at
  end of period (000 omitted)                     777     880    1,036    1,249    1,756    2,335    3,221    4,136   5,043   5,336
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.31   $1.33    $1.35    $1.34    $1.29    $1.26    $1.24    $1.25   $1.26   $1.26
Accumulation unit value at end of period        $1.30   $1.31    $1.33    $1.35    $1.34    $1.29    $1.26    $1.24   $1.25   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                   3,784   4,615    4,417    4,753    3,976    3,923    6,630    7,059   5,254   8,572
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.94   $1.82    $1.61    $1.75    $1.68    $1.63    $1.62    $1.58   $1.53   $1.47
Accumulation unit value at end of period        $2.04   $1.94    $1.82    $1.61    $1.75    $1.68    $1.63    $1.62   $1.58   $1.53
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,171   2,609    9,757   10,453   12,248    8,733    8,279    9,515   7,119   7,272
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.56   $1.36    $1.08    $1.84    $1.72    $1.46    $1.31    $1.12   $0.80   $1.01
Accumulation unit value at end of period        $1.46   $1.56    $1.36    $1.08    $1.84    $1.72    $1.46    $1.31   $1.12   $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                     273     295      303      421      523      522      532      451     276     182
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.53   $1.32    $1.08    $1.89    $1.86    $1.64    $1.56    $1.50   $1.18   $1.53
Accumulation unit value at end of period        $1.58   $1.53    $1.32    $1.08    $1.89    $1.86    $1.64    $1.56   $1.50   $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,533   3,074    3,447    3,843    4,871    5,898    4,590    4,708   4,663   5,116
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at beginning of
  period                                        $1.64   $1.46    $0.96    $1.30    $1.30    $1.19    $1.16    $1.05   $0.85   $0.93
Accumulation unit value at end of period        $1.71   $1.64    $1.46    $0.96    $1.30    $1.30    $1.19    $1.16   $1.05   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   1,146   1,400    1,627    2,018    3,017    4,475    3,380    3,074   2,699   2,403
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.48   $0.41    $0.31    $0.56    $0.55    $0.50    $0.47    $0.44   $0.37   $0.50
Accumulation unit value at end of period        $0.46   $0.48    $0.41    $0.31    $0.56    $0.55    $0.50    $0.47   $0.44   $0.37
Number of accumulation units outstanding at
  end of period (000 omitted)                     158     198      308    1,533    1,159      411      413      471     499     270
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.42   $1.14    $0.83    $1.36    $1.44    $1.31    $1.27    $1.09   $0.74   $0.91
Accumulation unit value at end of period        $1.28   $1.42    $1.14    $0.83    $1.36    $1.44    $1.31    $1.27   $1.09   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                     129      48       55       80       76       83       85       89     178      69
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.25   $1.23    $1.18    $1.23    $1.19    $1.16    $1.16    $1.16   $1.16   $1.11
Accumulation unit value at end of period        $1.25   $1.25    $1.23    $1.18    $1.23    $1.19    $1.16    $1.16   $1.16   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                     168     270      386      453      403      471      469      521     466     520
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.00   $0.88    $0.70    $1.22    $1.11    $0.99    $0.94    $0.90   $0.74   $0.90
Accumulation unit value at end of period        $1.00   $1.00    $0.88    $0.70    $1.22    $1.11    $0.99    $0.94   $0.90   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                     489     588      702      889    1,172    1,351    1,630    1,820   1,884   1,684
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2011    2010    2009     2008     2007     2006     2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $3.59   $2.83    $2.05    $3.44    $3.02    $2.72    $2.33    $1.90   $1.39   $1.56
Accumulation unit value at end of period        $3.16   $3.59    $2.83    $2.05    $3.44    $3.02    $2.72    $2.33   $1.90   $1.39
Number of accumulation units outstanding at
  end of period (000 omitted)                     423     509      594      687    1,049    1,401    1,747    1,964   2,236   2,384
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.15   $1.03    $0.83    $1.49    $1.29    $1.11    $0.95    $0.85   $0.60   $0.76
Accumulation unit value at end of period        $0.94   $1.15    $1.03    $0.83    $1.49    $1.29    $1.11    $0.95   $0.85   $0.60
Number of accumulation units outstanding at
  end of period (000 omitted)                     139     162      197      237      372      482      465      499     510     568
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.93   $1.62    $1.38    $2.43    $3.11    $2.61    $2.34    $1.80   $1.34   $1.33
Accumulation unit value at end of period        $1.80   $1.93    $1.62    $1.38    $2.43    $3.11    $2.61    $2.34   $1.80   $1.34
Number of accumulation units outstanding at
  end of period (000 omitted)                     253     310      433      475      605      706      734      760     676     542
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.61   $1.47    $1.18    $1.91    $1.87    $1.60    $1.47    $1.32   $1.07   $1.23
Accumulation unit value at end of period        $1.57   $1.61    $1.47    $1.18    $1.91    $1.87    $1.60    $1.47   $1.32   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,449   3,186    4,141    5,501    9,245   10,913   11,340   11,643   4,692     966
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                        $1.61   $1.50    $1.11    $1.89    $1.66    $1.39    $1.28    $1.09   $0.84   $1.00
Accumulation unit value at end of period        $1.42   $1.61    $1.50    $1.11    $1.89    $1.66    $1.39    $1.28   $1.09   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                     396     517      595      936    1,425    1,562    1,549    1,200   1,018     286
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.93   $0.86    $0.59    $1.02    $0.94    $0.88    $0.87    $0.81   $0.66   $0.88
Accumulation unit value at end of period        $0.90   $0.93    $0.86    $0.59    $1.02    $0.94    $0.88    $0.87   $0.81   $0.66
Number of accumulation units outstanding at
  end of period (000 omitted)                      61     105      118      125      212      341      426      462     442     462
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.06   $0.97    $0.77    $1.44    $1.35    $1.12    $1.00    $0.89   $0.67   $0.83
Accumulation unit value at end of period        $0.89   $1.06    $0.97    $0.77    $1.44    $1.35    $1.12    $1.00   $0.89   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                       8      37       40       80       83      135      191      137     125     113
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.91   $0.82    $0.68    $1.10    $1.13    $1.02    $0.97    $0.85   $0.67   $0.87
Accumulation unit value at end of period        $0.93   $0.91    $0.82    $0.68    $1.10    $1.13    $1.02    $0.97   $0.85   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                     244     348      522      746    1,109    1,487    1,581    1,430   1,449   1,109
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (08/26/1999)
Accumulation unit value at beginning of
  period                                        $0.91   $0.80    $0.67    $1.18    $1.07    $1.02    $0.95    $0.91   $0.71   $0.95
Accumulation unit value at end of period        $0.83   $0.91    $0.80    $0.67    $1.18    $1.07    $1.02    $0.95   $0.91   $0.71
Number of accumulation units outstanding at
  end of period (000 omitted)                     702     821    1,009    1,233    1,646    1,879    2,133    2,822   2,936   3,287
*Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth
Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.69   $1.45    $1.03    $1.97    $1.80    $1.57    $1.45    $1.28   $0.96   $1.23
Accumulation unit value at end of period        $1.55   $1.69    $1.45    $1.03    $1.97    $1.80    $1.57    $1.45   $1.28   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                      75      97      110      137      240      334      404      610     634     620
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund,
Series I Shares on April 27, 2012.
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                        $1.45   $1.34    $1.06    $1.54    $1.45    $1.26    $1.21    $1.13   $0.92   $1.10
Accumulation unit value at end of period        $1.43   $1.45    $1.34    $1.06    $1.54    $1.45    $1.26    $1.21   $1.13   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,494   2,967    3,385    4,142    5,535    7,315    3,274    4,188   4,903   5,619
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.68   $0.55    $0.38    $0.69    $0.58    $0.52    $0.47    $0.39   $0.30   $0.42
Accumulation unit value at end of period        $0.66   $0.68    $0.55    $0.38    $0.69    $0.58    $0.52    $0.47   $0.39   $0.30
Number of accumulation units outstanding at
  end of period (000 omitted)                     356     418      516      647      914    1,189    1,293    1,661   1,578   1,833
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.52   $0.42    $0.27    $0.49    $0.41    $0.39    $0.35    $0.35   $0.25   $0.42
Accumulation unit value at end of period        $0.47   $0.52    $0.42    $0.27    $0.49    $0.41    $0.39    $0.35   $0.35   $0.25
Number of accumulation units outstanding at
  end of period (000 omitted)                     179     240      270      246      411      658      843      717     751     779
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.66   $0.59    $0.44    $0.74    $0.65    $0.60    $0.58    $0.57   $0.44   $0.61
Accumulation unit value at end of period        $0.62   $0.66    $0.59    $0.44    $0.74    $0.65    $0.60    $0.58   $0.57   $0.44
Number of accumulation units outstanding at
  end of period (000 omitted)                     869     962   12,886   12,008    9,966    1,523    1,775    1,862   2,188   2,583
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2011    2010    2009     2008     2007     2006     2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.66   $1.35    $0.76    $1.62    $1.29    $0.89    $0.68    $0.58   $0.44   $0.60
Accumulation unit value at end of period        $1.11   $1.66    $1.35    $0.76    $1.62    $1.29    $0.89    $0.68   $0.58   $0.44
Number of accumulation units outstanding at
  end of period (000 omitted)                     283     339      397      530      721    1,086    1,039      951   2,119   1,323
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
  period                                        $1.48   $1.33    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period        $1.44   $1.48    $1.33       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     168     188      204       --       --       --       --       --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.02   $0.97    $0.81    $1.30    $1.19    $0.99    $0.91    $0.80   $0.63   $0.72
Accumulation unit value at end of period        $0.93   $1.02    $0.97    $0.81    $1.30    $1.19    $0.99    $0.91   $0.80   $0.63
Number of accumulation units outstanding at
  end of period (000 omitted)                      29      31       42       63      160      148      157      147     133      79
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.04   $0.93    $0.74    $1.17    $1.19    $1.03    $1.01    $0.92   $0.75   $0.91
Accumulation unit value at end of period        $1.04   $1.04    $0.93    $0.74    $1.17    $1.19    $1.03    $1.01   $0.92   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                       9       9       14       14       94       97      104      127     133     122
-----------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.05   $1.65    $1.21    $2.01    $1.97    $1.73    $1.70    $1.37   $1.07   $1.27
Accumulation unit value at end of period        $2.11   $2.05    $1.65    $1.21    $2.01    $1.97    $1.73    $1.70   $1.37   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                     185     196      204      222      288      374      441      480     522     518
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.88   $1.40    $0.87    $1.45    $1.44    $1.29    $1.24    $1.18   $0.89   $1.33
Accumulation unit value at end of period        $1.66   $1.88    $1.40    $0.87    $1.45    $1.44    $1.29    $1.24   $1.18   $0.89
Number of accumulation units outstanding at
  end of period (000 omitted)                     374     436      512      578      690      956      994    1,044   1,301   1,252
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.06   $0.93    $0.72    $1.14    $1.02    $0.94    $0.88    $0.77   $0.63   $0.85
Accumulation unit value at end of period        $1.04   $1.06    $0.93    $0.72    $1.14    $1.02    $0.94    $0.88   $0.77   $0.63
Number of accumulation units outstanding at
  end of period (000 omitted)                     320     388      445      586      680      888    1,120    1,634   1,404   1,695
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.12   $1.89    $1.44    $2.34    $1.85    $1.43    $1.24    $0.97   $0.72   $0.95
Accumulation unit value at end of period        $2.23   $2.12    $1.89    $1.44    $2.34    $1.85    $1.43    $1.24   $0.97   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                     680     798      879      996    1,393    1,751    1,748    1,935   1,996   2,205
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                        $1.22   $1.09    $0.85    $1.40    $1.51    $1.32    $1.28    $1.16   $0.93   $1.16
Accumulation unit value at end of period        $1.15   $1.22    $1.09    $0.85    $1.40    $1.51    $1.32    $1.28   $1.16   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                     812   1,063    1,414    1,861    2,565    3,460    4,185    4,645   5,239   5,706
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.20   $1.11    $0.90    $1.63    $1.53    $1.21    $1.10    $0.96   $0.76   $0.93
Accumulation unit value at end of period        $0.99   $1.20    $1.11    $0.90    $1.63    $1.53    $1.21    $1.10   $0.96   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                     947   1,199    1,363    1,487    1,885    2,110    2,185    2,258   2,177   1,856
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.13   $1.02    $0.75    $1.32    $1.18    $0.95    $0.81    $0.73   $0.55   $0.65
Accumulation unit value at end of period        $0.91   $1.13    $1.02    $0.75    $1.32    $1.18    $0.95    $0.81   $0.73   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                      86     115      163      210      274      347      461      485   1,788     762
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $3.67   $2.86    $1.84    $3.28    $3.20    $2.68    $2.44    $2.17   $1.48   $1.72
Accumulation unit value at end of period        $3.18   $3.67    $2.86    $1.84    $3.28    $3.20    $2.68    $2.44   $2.17   $1.48
Number of accumulation units outstanding at
  end of period (000 omitted)                     105     138      151      204      286      398      446      505     510     369
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $3.21   $2.70    $2.03    $2.82    $2.92    $2.57    $2.40    $1.95   $1.40   $1.65
Accumulation unit value at end of period        $3.06   $3.21    $2.70    $2.03    $2.82    $2.92    $2.57    $2.40   $1.95   $1.40
Number of accumulation units outstanding at
  end of period (000 omitted)                     150     179      214      239      356      450      576      658     735     712
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
  period                                        $2.29   $2.04    $1.42    $2.56    $2.72    $2.39    $2.11    $1.79   $1.27   $1.44
Accumulation unit value at end of period        $1.78   $2.29    $2.04    $1.42    $2.56    $2.72    $2.39    $2.11   $1.79   $1.27
Number of accumulation units outstanding at
  end of period (000 omitted)                      90      90      129      203      332      481      577      705     786     539
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.43   $1.97    $1.33    $2.49    $2.17    $1.60    $1.34    $1.04   $0.71   $0.83
Accumulation unit value at end of period        $2.04   $2.43    $1.97    $1.33    $2.49    $2.17    $1.60    $1.34   $1.04   $0.71
Number of accumulation units outstanding at
  end of period (000 omitted)                     199     215    1,491    2,249    1,387      742      484      439   2,509     479
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2011    2010    2009     2008     2007     2006     2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.91   $1.57    $1.12    $1.88    $1.81    $1.70    $1.55    $1.33   $0.94   $1.15
Accumulation unit value at end of period        $1.81   $1.91    $1.57    $1.12    $1.88    $1.81    $1.70    $1.55   $1.33   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                     659     787    2,050    2,146    1,967    1,384    1,171      455     382     351
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firms..................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  59

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-333-3437


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.



43444 V (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: 1-800-333-3437

            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

New contracts are not currently being offered.

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Van Kampen Variable Insurance Funds
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Morgan Stanley Universal Investment Funds (UIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION.............   16
FINANCIAL STATEMENTS........................   16
THE VARIABLE ACCOUNT AND THE FUNDS..........   16
GUARANTEE PERIOD ACCOUNTS (GPAS)............   31
THE FIXED ACCOUNT...........................   32
BUYING YOUR CONTRACT........................   35
CHARGES.....................................   40
VALUING YOUR INVESTMENT.....................   50
MAKING THE MOST OF YOUR CONTRACT............   51
SURRENDERS..................................   60
TSA -- SPECIAL PROVISIONS...................   61
CHANGING THE ANNUITANT......................   62
CHANGING OWNERSHIP..........................   62
BENEFITS IN CASE OF DEATH...................   63
OPTIONAL BENEFITS...........................   71
THE ANNUITY PAYOUT PERIOD...................   85
TAXES.......................................   87
VOTING RIGHTS...............................   91
SUBSTITUTION OF INVESTMENTS.................   91
ABOUT THE SERVICE PROVIDERS.................   92
ADDITIONAL INFORMATION......................   94
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   95
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).............   96
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   98
APPENDIX C: EXAMPLE -- DEATH BENEFITS.......  107
APPENDIX D: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  113
APPENDIX E: SECURESOURCE SERIES OF
  RIDERS --
  ADDITIONAL RMD DISCLOSURE.................  121
APPENDIX F: EXAMPLE --
  BENEFIT PROTECTOR DEATH BENEFIT RIDER.....  123
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR PLUS DEATH BENEFIT
  RIDER.....................................  125
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  MAY 1, 2006...............................  127
APPENDIX I: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE RIDER DISCLOSURE.........  128
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  140
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  148
APPENDIX L: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT RIDER......  157
APPENDIX M: SECURESOURCE RIDER DISCLOSURE...  158
APPENDIX N: SECURESOURCE 20 RIDER
  DISCLOSURE................................  171
APPENDIX O: SECURESOURCE STAGES RIDER
  DISCLOSURE................................  185
APPENDIX P: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  195
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  206





--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order," your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

OWNER (YOU, YOUR): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is

--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 3 also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACTS IN BRIEF

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."


PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").

It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  5

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").

- for the Original Contract:

  - one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").

  - DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See "Surrenders").

OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts . Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.

Optional living benefits require the use of a Portfolio Navigator program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see "Optional Benefits -- Optional Living Benefits". Optional benefits vary by state and may have eligibility requirements.

We offer the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").


--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAY PAY WHEN YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.



CURRENT CONTRACT:

(applications signed on or after Nov. 30, 2009, subject to state availability)

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)


                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.30%                         0.15%                        1.45%

ROPP Death Benefit                                  1.30                          0.15                         1.45

MAV Death Benefit                                   1.55                          0.15                         1.70

5% Accumulation Death Benefit                       1.70                          0.15                         1.85

Enhanced Death Benefit                              1.75                          0.15                         1.90



* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  7

OTHER ANNUAL EXPENSES

OPTIONAL DEATH BENEFITS
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.



BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS
If eligible, you may have selected one of the following optional living benefits if available in your state. The optional living benefits require participation in the PN program. The fees apply only if you have selected one of these benefits.



SECURESOURCE STAGES 2(SM) - SINGLE LIFE RIDER FEE                   MAXIMUM: 1.75%     CURRENT: 0.95%

SECURESOURCE STAGES 2(SM) - JOINT LIFE RIDER FEE                    MAXIMUM: 2.25%     CURRENT: 1.15%


(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                        MAXIMUM: 1.75%     CURRENT: 1.50%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contract applications signed after July 18, 2010, but prior to Oct. 4, 2010, the current fee is 1.10%.



SECURESOURCE(R) STAGES - SINGLE LIFE RIDER FEE                      MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) STAGES - JOINT LIFE RIDER FEE                       MAXIMUM: 2.50%     CURRENT: 1.35%


(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)


ORIGINAL CONTRACT:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)


                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See Charges -- Surrender Charge and The Annuity Payout Period -- Annuity Payout Plans.)

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE AND AT FULL SURRENDER                         $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender)


--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

ROP Death Benefit                                   1.30%                         0.15%                        1.45%

MAV Death Benefit                                   1.50                          0.15                         1.65

5% Accumulation Death Benefit                       1.65                          0.15                         1.80

Enhanced Death Benefit                              1.70                          0.15                         1.85



OTHER ANNUAL EXPENSES

OPTIONAL DEATH BENEFITS
If eligible, you may have selected an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.



BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS
If eligible, you may have selected one of the following optional living benefits, if available in your state. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires participation in the PN program.



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                        MAXIMUM: 1.75%     CURRENT: 0.95%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contract applications signed prior to Jan. 25, 2009 the current fee was 0.55% and for contract applications signed between Jan. 25, 2009 and May 30, 2009, the current fee was 0.80%.

FOR APPLICATIONS SIGNED ON OR AFTER AUG. 10, 2009 BUT PRIOR TO NOV. 30, 2009, SUBJECT TO STATE AVAILABILITY, OR IN STATES WHERE THE CURRENT CONTRACT WAS NOT
AVAILABLE:



SECURESOURCE(R) 20 - SINGLE LIFE RIDER FEE                          MAXIMUM: 2.00%     CURRENT: 1.25%

SECURESOURCE(R) 20 - JOINT LIFE RIDER FEE                           MAXIMUM: 2.50%     CURRENT: 1.55%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

FOR APPLICATIONS SIGNED ON OR AFTER JAN. 26, 2009, BUT PRIOR TO AUG. 10, 2009, OR IN STATES WHERE THE CURRENT CONTRACT AND SECURESOURCE 20 WERE NOT AVAILABLE:



SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 2.50%     CURRENT: 1.40%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

FOR APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008, BUT PRIOR TO JAN. 26, 2009:



SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.75%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.95%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

FOR APPLICATIONS SIGNED PRIOR TO JUNE 1, 2008:



SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.65%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.85%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                 MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  9


GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%(1)

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%(1)
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%(1)
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer
    Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.


--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.67%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.11%           --%          0.91%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.19            --           1.19
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.07            --           1.07
B)


American Century VP Inflation Protection, Class II               0.47       0.25     0.01            --           0.73


American Century VP International, Class II                      1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.25            --           1.45(1)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(1),(2)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(1)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)      0.97         --     0.13            --           1.10(1),(2)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(1),(2)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.17            --           1.06(1)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.26            --           1.10(1)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Columbia Variable Portfolio - Small Cap Value Fund (Class        0.87       0.25     0.12          0.02           1.26(1),(3)
2)




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50%      0.25%    0.31%           --%          1.06%(4)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.11            --           1.11
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.08            --           1.08
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.05            --           1.05
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.25            --           1.50
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.14            --           1.10


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.62       0.25     0.02          0.01           0.90(5)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.50       0.25     0.29          0.01           1.05
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.46       0.25     0.10            --           0.81


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.32            --           1.28


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series II       0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II           0.75       0.25     0.33            --           1.33(10)
Shares


Invesco Van Kampen V.I. Value Opportunities Fund, Series II      0.69       0.25     0.31            --           1.25
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Legg Mason ClearBridge Variable Small Cap Growth                 0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.08            --           1.23


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.06            --           1.06(11)


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(12)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II          0.80       0.35     0.29            --           1.44(12)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.68       0.25     0.12            --           1.05


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.58       0.25     0.13          0.07           1.03(13)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(14)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(15)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.16            --           0.97




--------------------------------------------------------------------------------
 12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Putnam VT Small Cap Value Fund - Class IB Shares                 0.63%      0.25%    0.15%         0.11%          1.14%


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.71       0.13     0.13            --           0.97(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.13     0.13            --           1.03(16)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.13     0.15          0.02           1.21(16)
3)


Wanger International                                             0.89         --     0.13            --           1.02(2)


Wanger USA                                                       0.86         --     0.08            --           0.94(2)







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.585% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.03% for Columbia Variable Portfolio - Small Cap Value Fund (Class 2).


  (2)Other expenses have been restated to reflect contractual changes to certain other fees.


  (3)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.


  (4)Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


  (5)The Investment Manager has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013. After fee reductions, net expenses would be 0.89%.


  (6)Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


  (7)Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


  (8)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  13

  (9)The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


 (10)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (11)MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013. After fee waivers, net expenses would be 1.03%.


 (12)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (13)The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


 (14)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (15)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (16)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).



--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:

(applications signed on or after Nov. 30, 2009, subject to state availability)

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 - Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be lower, based on the assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                       IF YOU SURRENDER YOUR CONTRACT AT THE END       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                             OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,295      $2,510      $3,703      $6,347      $665       $1,968      $3,249      $6,347





MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $888       $1,320      $1,753      $2,652      $240        $735       $1,253      $2,652






ORIGINAL CONTRACT:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit, the SecureSource - Joint Life rider or SecureSource 20 - Joint Life rider and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be lower, based on the assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,305      $2,540      $3,750      $6,434      $675       $1,998      $3,297      $6,434





MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $888       $1,320      $1,753      $2,652      $240        $735       $1,253      $2,652





(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  15

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix P.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 16 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  17

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               N                  Y          Seeks to maximize total        AllianceBernstein L.P.
VPS Balanced Wealth                                           return consistent with
Strategy Portfolio                                            AllianceBernstein's
(Class B)                                                     determination of reasonable
                                                              risk.
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Global Thematic                                           capital.
Growth Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Growth and                                                capital.
Income Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS International                                             capital.
Value Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          Seeks long-term total return   American Century Investment
Inflation                                                     using a strategy that seeks    Management, Inc.
Protection, Class II                                          to protect against U.S.
                                                              inflation.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          Seeks capital growth.          American Century Investment
International, Class                                                                         Management, Inc.
II
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Mid Cap Value, Class                                          growth. Income is a            Management, Inc.
II                                                            secondary objective.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Ultra(R), Class II                                            growth.                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Value, Class II                                               growth. Income is a            Management, Inc.
                                                              secondary objective.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks maximum current income   Columbia Management
Portfolio - Cash                                              consistent with liquidity      Investment Advisers, LLC
Management Fund                                               and stability of principal.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income while attempting to     Investment Advisers, LLC
fied Bond Fund                                                conserve the value of the
(Class 3)                                                     investment for the longest
                                                              period of time.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income and, as a secondary     Investment Advisers, LLC
fied Equity Income                                            goal, steady growth of
Fund (Class 3)                                                capital.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - Dynamic                                                                          Investment Advisers, LLC
Equity Fund (Class
3)
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  19

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Emerging                                          growth.                        Investment Advisers, LLC,
Markets Opportunity                                                                          adviser; Threadneedle
Fund (Class 3)                                                                               International Limited, an
                                                                                             indirect wholly-owned
                                                                                             subsidiary of Ameriprise
                                                                                             Financial, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Non-diversified fund that      Columbia Management
Portfolio - Global                                            seeks total return that        Investment Advisers, LLC
Inflation Protected                                           exceeds the rate of
Securities Fund                                               inflation over the long
(Class 3)                                                     term.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks total return,            Columbia Management
Portfolio - High                                              consisting of a high level     Investment Advisers, LLC
Income Fund (Class                                            of income and capital
2)                                                            appreciation.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high current income,     Columbia Management
Portfolio - High                                              with capital growth as a       Investment Advisers, LLC
Yield Bond Fund                                               secondary objective.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high total return        Columbia Management
Portfolio - Income                                            through current income and     Investment Advisers, LLC
Opportunities Fund                                            capital appreciation.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - In-                                                                              Investment Advisers, LLC,
ternational                                                                                  adviser; Threadneedle
Opportunity Fund                                                                             International Limited, an
(Class 3)                                                                                    indirect wholly-owned
                                                                                             subsidiary of Ameriprise
                                                                                             Financial, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Large                                             growth.                        Investment Advisers, LLC
Cap Growth Fund
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
Growth Fund (Class                                                                           adviser; Marsico Capital
1)                                                                                           Management, LLC, subadviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
International                                                                                adviser; Marsico Capital
Opportunities Fund                                                                           Management, LLC, subadviser.
(Class 2)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks growth of capital.       Columbia Management
Portfolio - Mid Cap                                                                          Investment Advisers, LLC
Growth Opportunity
Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Mid Cap                                           capital.                       Investment Advisers, LLC
Value Opportunity
Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - S&P 500                                           appreciation.                  Investment Advisers, LLC
Index Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Select                                            capital.                       Investment Advisers, LLC
Large-Cap Value Fund
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Short                                             income and safety of           Investment Advisers, LLC
Duration U.S.                                                 principal consistent with
Government Fund                                               investment in U.S.
(Class 3)                                                     government and government
                                                              agency securities.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Small                                             appreciation.                  Investment Advisers, LLC
Cap Value Fund
(Class 2)
-------------------------------------------------------------------------------------------------------------------------

Credit Suisse                   Y                  Y          Seeks total return.            Credit Suisse Asset
Trust - Commodity                                                                            Management, LLC
Return Strategy
Portfolio
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment              N                  Y          Seeks investment results       The Dreyfus Corporation
Portfolios MidCap                                             that are greater than the
Stock Portfolio,                                              total return performance of
Service Shares                                                publicly traded common
                                                              stocks of medium-size
                                                              domestic companies in the
                                                              aggregate, as represented by
                                                              the Standard & Poor's MidCap
                                                              400 Index.
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment              N                  Y          Seeks capital appreciation.    The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                N                  Y          Seeks long-term capital        The Dreyfus Corporation,
Investment Fund                                               growth consistent with the     adviser; Fayez Sarofim &
Appreciation                                                  preservation of capital.       Co., sub-adviser.
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks capital growth.          The Dreyfus Corporation,
Investment Fund                                                                              adviser; Newton Capital
International Equity                                                                         Management Limited, sub-
Portfolio, Service                                                                           adviser
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks long-term capital        The Dreyfus Corporation
Investment Fund                                               growth.
International Value
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  21

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                  Y                  Y          Seeks high level of current    Eaton Vance Management
Floating-Rate Income                                          income.
Fund
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks long-term capital        Fidelity Management &
Contrafund(R)                                                 appreciation. Normally         Research Company (FMR) is
Portfolio Service                                             invests primarily in common    the fund's manager. FMR Co.,
Class 2                                                       stocks. Invests in             Inc. (FMRC) and other
                                                              securities of companies        investment advisers serve as
                                                              whose value it believes is     sub-advisers for the fund.
                                                              not fully recognized by the
                                                              public. Invests in either
                                                              "growth" stocks or "value"
                                                              stocks or both. The fund
                                                              invests in domestic and
                                                              foreign issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 N                  Y          Seeks to achieve capital       Fidelity Management &
Growth Portfolio                                              appreciation. Normally         Research Company (FMR) is
Service Class 2                                               invests primarily in common    the fund's manager. FMR Co.,
                                                              stocks. Invests in companies   Inc. (FMRC) and other
                                                              that it believes have above-   investment advisers serve as
                                                              average growth potential       sub-advisers for the fund.
                                                              (stocks of these companies
                                                              are often called "growth"
                                                              stocks). The Fund invests in
                                                              domestic and foreign
                                                              issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks as high level of         Fidelity Management &
Investment Grade                                              current income as is           Research Company (FMR) is
Bond Portfolio                                                consistent with the            the fund's manager. Fidelity
Service Class 2                                               preservation of capital.       Investments Money
                                                              Normally invests at least      Management, Inc. (FIMM) and
                                                              80% of assets in investment-   other investment advisers
                                                              grade debt securities (those   serve as sub-advisers for
                                                              of medium and high quality)    the fund.
                                                              of all types and repurchase
                                                              agreements for those
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid             Y                  Y          Seeks long-term growth of      Fidelity Management &
Cap Portfolio                                                 capital. Normally invests      Research Company (FMR) is
Service Class 2                                               primarily in common stocks.    the fund's manager. FMR Co.,
                                                              Normally invests at least      Inc. (FMRC) and other
                                                              80% of assets in securities    investment advisers serve as
                                                              of companies with medium       sub-advisers for the fund.
                                                              market capitalizations. May
                                                              invest in companies with
                                                              smaller or larger market
                                                              capitalizations. Invests in
                                                              domestic and foreign
                                                              issuers. The Fund invests in
                                                              either "growth" or "value"
                                                              common stocks or both.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                 Y                  Y          Seeks long-term growth of      Fidelity Management &
Overseas Portfolio                                            capital. Normally invests      Research Company (FMR) is
Service Class 2                                               primarily in common stocks     the fund's manager. FMR Co.,
                                                              allocating investments         Inc. (FMRC) and other
                                                              across different countries     investment advisers serve as
                                                              and regions. Normally          sub-advisers for the fund.
                                                              invests at least 80% of
                                                              assets in non-U.S.
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 Y                  Y          Seeks to maximize income       Franklin Advisers, Inc.
Income Securities                                             while maintaining prospects
Fund - Class 2                                                for capital appreciation.
                                                              The fund normally invests in
                                                              both equity and debt
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisory Services,
Rising Dividends                                              appreciation, with             LLC
Securities                                                    preservation of capital as
Fund - Class 2                                                an important consideration.
                                                              The fund normally invests at
                                                              least 80% of its net assets
                                                              in investments of companies
                                                              that have paid rising
                                                              dividends.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisers, Inc.
Small-Mid Cap Growth                                          growth. The fund normally
Securities                                                    invests at least 80% of its
Fund - Class 2                                                net assets in investments of
                                                              small capitalization and mid
                                                              capitalization companies.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares            N                  Y          Seeks capital appreciation,    Franklin Mutual Advisers,
Securities                                                    with income as a secondary     LLC
Fund - Class 2                                                goal. The fund normally
                                                              invests primarily in U.S.
                                                              and foreign equity
                                                              securities that the manager
                                                              believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton                Y                  Y          Seeks high current income,     Franklin Advisers, Inc.
Global Bond                                                   consistent with preservation
Securities                                                    of capital, with capital
Fund - Class 2                                                appreciation as a secondary
                                                              consideration. The fund
                                                              normally invests at least
                                                              80% of its net assets in
                                                              bonds, which include debt
                                                              securities of any maturity,
                                                              such as bonds, notes, bills
                                                              and debentures.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  23

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Y                  Y          Seeks long-term capital        Templeton Global Advisors
Growth Securities                                             growth. The fund normally      Limited
Fund - Class 2                                                invests primarily in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including those in
                                                              the U.S. and emerging
                                                              markets.
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term capital        Goldman Sachs Asset
Mid Cap Value                                                 appreciation.                  Management, L.P.
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term growth of      Goldman Sachs Asset
Structured U.S.                                               capital.                       Management, L.P.
Equity
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global             Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Health Care Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I.                    Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
International Growth                                          capital.
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap            N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Core Equity Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth.          Invesco Advisers, Inc.
V.I. American
Franchise Fund,
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth and       Invesco Advisers, Inc.
V.I. Comstock Fund,                                           income through investments
Series II Shares                                              in equity securities,
                                                              including common stocks,
                                                              preferred stocks and
                                                              securities convertible into
                                                              common and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth.          Invesco Advisers, Inc.
V.I. Mid Cap Growth
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
V.I. Value                                                    capital.
Opportunities Fund,
Series II Shares
(previously Invesco
V.I. - Basic Value
Fund, Series II
Shares)
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Y                  Y          Seeks long-term growth of      Janus Capital Management LLC
Janus Portfolio:                                              capital.
Service Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Legg Mason                      Y                  Y          Seeks long-term growth of      Legg Mason Partners Fund
ClearBridge Variable                                          capital.                       Advisor, LLC, adviser;
Small Cap Growth                                                                             ClearBridge Advisors, LLC,
Portfolio - Class I                                                                          sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Investors                N                  Y          Seeks capital appreciation.    MFS(R) Investment Management
Growth Stock
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery            N                  Y          Seeks capital appreciation.    MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return             Y                  Y          Seeks total return.            MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities                Y                  Y          Seeks total return.            MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks to provide current       Morgan Stanley Investment
Global Real Estate                                            income and capital             Management Inc., adviser;
Portfolio, Class II                                           appreciation.                  Morgan Stanley Investment
Shares                                                                                       Management Limited and
                                                                                             Morgan Stanley Investment
                                                                                             Management Company,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks long-term capital        Morgan Stanley Investment
Mid Cap Growth                                                growth by investing            Management Inc.
Portfolio, Class II                                           primarily in common stocks
Shares                                                        and other equity securities.
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              N                  Y          Seeks to provide above         Morgan Stanley Investment
U.S. Real Estate                                              average current income and     Management Inc.
Portfolio, Class II                                           long-term capital
Shares                                                        appreciation by investing
                                                              primarily in equity
                                                              securities of companies in
                                                              the U.S. real estate
                                                              industry, including real
                                                              estate investment trusts.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital             Y                  Y          Seeks capital appreciation     OppenheimerFunds, Inc.
Appreciation                                                  by investing in securities
Fund/VA, Service                                              of well-known, established
Shares                                                        companies.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks long-term capital        OppenheimerFunds, Inc.
Securities Fund/VA,                                           appreciation by investing a
Service Shares                                                substantial portion of its
                                                              assets in securities of
                                                              foreign issuers, "growth-
                                                              type" companies, cyclical
                                                              industries and special
                                                              situations that are
                                                              considered to have
                                                              appreciation possibilities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  25

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global              Y                  Y          Seeks a high level of          OppenheimerFunds, Inc.
Strategic Income                                              current income principally
Fund/VA, Service                                              derived from interest on
Shares                                                        debt securities.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main                Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA,
Service Shares
-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset             Y                  Y          Seeks maximum real return      Pacific Investment
Portfolio, Advisor                                            consistent with preservation   Management Company LLC
Share Class                                                   of real capital and prudent    (PIMCO)
                                                              investment management.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Global                N                  Y          Seeks capital appreciation.    Putnam Investment
Health Care                                                                                  Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT                       N                  Y          Seeks capital appreciation.    Putnam Investment
International Equity                                                                         Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap             N                  Y          Seeks long-term capital        Putnam Investment
Growth Fund - Class                                           appreciation.                  Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap             N                  Y          Seeks capital appreciation.    Putnam Investment
Value Fund - Class                                                                           Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
2)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
4)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 2)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 4)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Davis                                             growth.                        Investment Advisers, LLC,
New York Venture                                                                             adviser; Davis Selected
Fund (Class 3)                                                                               Advisers, L.P., subadviser.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Goldman                                           capital.                       Investment Advisers, LLC,
Sachs Mid Cap Value                                                                          adviser; Goldman Sachs Asset
Fund (Class 3)                                                                               Management, L.P.,
                                                                                             subadviser.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  27

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 2)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 4)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 2)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 4)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 2)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 4)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  29

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Partners                                          appreciation.                  Investment Advisers, LLC,
Small Cap Value Fund                                                                         adviser; Barrow, Hanley,
(Class 3)                                                                                    Mewhinney & Strauss, Inc.,
                                                                                             Denver Investment Advisors
                                                                                             LLC, Donald Smith & Co.,
                                                                                             Inc., River Road Asset
                                                                                             Management, LLC and Turner
                                                                                             Investment Partners, Inc.,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Wanger International            Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------

Wanger USA                      Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.

Currently, unless the PN program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.) These accounts are not offered after the annuitization start date.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 31 instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

For the Current Contract, the 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts transferred automatically under the PN program; and

- amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

For the Original Contract, the 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;

- automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;

- amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;

- amounts deducted for fees and charges; or

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the early surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For examples, see Appendix A.

THE FIXED ACCOUNT (APPLIES TO CONTRACT APPLICATIONS SIGNED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)

Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You

--------------------------------------------------------------------------------
 32 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

THE REGULAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  33

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account if part of your contract. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;


--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- for amounts in the DCA fixed account that are transferred to the one-year fixed account;

- for amounts in the DCA fixed account that are transferred to the GPAs;

- for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the PN program investment option then in effect;

- if no PN program investment option is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  35

When you applied, you could have selected:

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

- GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional PN program(1); and

- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).

In addition you could have also selected one of the following optional living benefits (all require the use of the PN program):

- SecureSource Stages 2 riders;

- SecureSource Stages riders;

- Accumulation Protector Benefit rider

The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

- GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional PN program(1); and

- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).

In addition, if available in your state, could have also selected one of the following optional living benefits (all require the use of the PN program):

- SecureSource 20 riders;

- SecureSource riders;

- Accumulation Protector Benefit rider;

- Guarantor Withdrawal Benefit for Life rider;

- Guarantor Withdrawal Benefit rider;

- Income Assurer Benefit - MAV rider;

- Income Assurer Benefit - 5% Accumulation Benefit Base rider; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base rider.


--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(1) There is no additional charge for this feature.
(2) Not available with 5% Accumulation or Enhanced Death Benefit.

The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.

THE ANNUITIZATION START DATE
CURRENT CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than the 30th day after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B - Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages 2 -- Other Provisions" section regarding options under this rider at the annuitization start date.

ORIGINAL CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be made as provided by the annuity payment plan you select. When we process your application, we will establish the

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 37 annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),

- or such other date as agreed upon by us.

Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the annuitization start date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select an annuitization start date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial surrenders from this contract, annuity payouts can start:

- As late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

- Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, will delay the annuitization start date for these contracts.

(1) Applies to contracts with applications signed on or after May 1, 2006, in most states. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select one of the SecureSource series - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)

  - CURRENT CONTRACT:
    (applications signed on or after Nov. 30, 2009, subject to state availability)

  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:

For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0




--------------------------------------------------------------------------------
 38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - ORIGINAL CONTRACT:
    (applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

  MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000


Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders


Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.

For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.

For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments,

Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders


Effective Feb. 27, 2012, no additional purchase payments are allowed for contracts with SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders subject to certain exceptions listed below.



Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:



a. Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.



b. Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs and SEP plans.



We reserve the right to change these current rules any time, subject to state restrictions.



The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under "Optional Living
Benefits -- SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.")


Additional purchase payment restrictions for the Accumulation Protector Benefit rider

Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.

For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.

Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.

* These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  39

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

CV Death Benefit*                                                                 1.30%

ROPP Death Benefit                                                                1.30

MAV Death Benefit                                                                 1.55

5% Accumulation Death Benefit                                                     1.70

Enhanced Death Benefit                                                            1.75


* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)


--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

ROP Death Benefit                                                                 1.30%

MAV Death Benefit                                                                 1.50

5% Accumulation Death Benefit                                                     1.65

Enhanced Death Benefit                                                            1.70


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment (see "Expense Summary").

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CURRENT CONTRACT WITHOUT SECURESOURCE STAGES RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITHOUT SECURESOURCE 20 RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  41

CURRENT CONTRACT WITH SECURESOURCE STAGES RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITH SECURESOURCE 20 RIDER, SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).


ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 7-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix B.


--------------------------------------------------------------------------------
 42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);

- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a surrender charge.)

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

- amounts we refund to you during the free look period; and

- death benefits.

CURRENT CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

BOTH CONTRACTS:
SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  43

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES 2 RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it as follows:

- SecureSource Stages 2 -- Single Life rider, 0.95%

- SecureSource Stages 2 -- Joint Life rider, 1.15%

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 -- Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 -- Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

       (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

       (ii) any ability to make additional purchase payments,

       (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

       (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

       (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.


--------------------------------------------------------------------------------
 44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ACCUMULATION PROTECTOR BENEFIT RIDER FEE
We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

(1) For contract applications signed prior to Oct. 4 2010, the following charges apply:


APPLICATION SIGNED DATE                                                      CURRENT CHARGE

Before Jan. 26, 2009                                                              0.55%

Jan. 26, 2009 -- May 30, 2009                                                     0.80%

May 3, 2010 -- July 18, 2010                                                      0.95%

July 19, 2010 -- Oct. 3 2010                                                      1.10%




SECURESOURCE RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource - Single Life rider, 1.10%(1);

- SecureSource - Joint Life rider, 1.40%(1).

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource - Single Life rider charge will not exceed a maximum charge of 2.00%(2). The SecureSource - Joint Life rider fee will not exceed a maximum fee of 2.50%(2).

We may increase the rider fee at our discretion and on a nondiscriminatory basis.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  45

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuitization start date.

(1) For contract applications signed on or after June 1, 2008, but prior to Jan. 26, 2009, the current fee is 0.75% for Single Life rider and 0.95% for Joint Life rider. For contract applications signed prior to June 1, 2008, the current fee is 0.65% for Single Life rider and 0.85% for Joint Life rider.
(2) For contract applications signed prior to Jan. 26, 2009, the maximum fee is 1.50% for Single Life rider and 1.75% for Joint Life rider.

SECURESOURCE STAGES RIDER FEE
We deduct a charge for this optional feature only if you select it as follows:

- SecureSource Stages - Single Life rider, 1.10%

- SecureSource Stages - Joint Life rider, 1.35%

The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages - Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages - Joint Life rider fee will not exceed a maximum of 2.50%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,

      (ii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iii) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (iv) the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however

--------------------------------------------------------------------------------
 46 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

SECURESOURCE 20 RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource 20 - Single Life rider, 1.25%;

- SecureSource 20 - Joint Life rider, 1.55%.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 - Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 - Joint Life rider fee will not exceed a maximum charge of 2.50%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and

      (iv) the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.

  (B) You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  47

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE(1)
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

(1) See disclosure in Appendix I.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE(1)
THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J) UNLESS OTHERWISE NOTED.

We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or


--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the annual or spousal continuation elective step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

(1) See disclosure in Appendix J.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:


                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%(1)

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60(1)

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65(1)


(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.

We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.

OPTIONAL DEATH BENEFIT CHARGES

BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 49 account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS
We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included), and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that

--------------------------------------------------------------------------------
 50 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 51 dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account or one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account or one-year GPA will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix H -- Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006").

As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for

--------------------------------------------------------------------------------
 52 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 53 percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days written notice.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in

--------------------------------------------------------------------------------
 54 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM;

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

- SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDERS : The SecureSource series or the Guarantor Withdrawal Benefit for Life riders require that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

- GUARANTOR WITHDRAWAL BENEFIT RIDER: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  55

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
CURRENT CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.


- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

ORIGINAL CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of

--------------------------------------------------------------------------------
 56 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  57

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


--------------------------------------------------------------------------------
 58  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

CURRENT CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire subaccount balance**

ORIGINAL CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance

ALL CONTRACTS

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
  ** The contract value after a partial surrender must be at least $500.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $50

ORIGINAL CONTRACT:

Transfers or surrenders:  $100 monthly
                          $250 quarterly, semiannually or annually


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  59

 3 BY PHONE


Call:
1-800-333-3437


MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire contract balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT

CURRENT CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

ORIGINAL CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see "Charges"), federal income taxes and penalties. State and local income taxes may also apply (see "Taxes"). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits"). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value

--------------------------------------------------------------------------------
 60 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

ORIGINAL CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)

After executing a partial surrender, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  61

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.

For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.

For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see "Optional Death
Benefits - Benefit Protector Death Benefit Rider").

For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges - Mortality and Expense Risk Fee").

The SecureSource series - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 - Joint Life rider, if ownership is transferred from a covered spouse to their

--------------------------------------------------------------------------------
 62 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 - Single Life riders, Secure Source 20 - Single Life and SecureSource Stages - Single Life riders, an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)


We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:


- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

  CV = contract value on the date of (but prior to) the partial surrender.

COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:

  - the Full Surrender Value, or

  - the contract value after any rider charges have been deducted.

FULL SURRENDER VALUE: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

- any surrender charge,

- pro rata rider charges,

- the contract charge, and

plus:

- any positive or negative market value adjustment.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  63

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted,

2. the ROPP Value, or

3. the Full Surrender Value.

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

IF AVAILABLE IN YOUR STATE AND YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV; or

4. the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.


--------------------------------------------------------------------------------
 64  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the 5% accumulation death benefit floor; or

4. the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% ACCUMULATION DEATH BENEFIT FLOOR: is equal to the sum of:

1. the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2. the variable account floor.

PROTECTED ACCOUNT BASE (PAB) AND EXCLUDED ACCOUNT BASE (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

  - PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

  - EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

VARIABLE ACCOUNT FLOOR: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

NET TRANSFER: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

ESTABLISHMENT OF VARIABLE ACCOUNT FLOOR, PAB AND EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

ADJUSTMENTS TO VARIABLE ACCOUNT FLOOR, PAB AND EAB
Variable account floor, PAB and EAB are adjusted by the following:

1. When an additional purchase payment is made;

  (A) any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

  (B) any payment you allocate to the excluded accounts are added to EAB.

2. When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

   The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Excluded Accounts is reduced by the net transfer

   B = EAB on the date of (but prior to) the transfer

   C = the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3. When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4. When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  65

   The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Protected Accounts is reduced by the net transfer

   B = the applicable PAB or variable account floor on the date of (but prior to) the transfer

   C = the contract value in the Protected Accounts on the date of (but prior to) the transfer.

   The amount we subtract from PAB is added to EAB.

5. When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6. After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7. After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.

   Variable account floor and PAB are reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

       B = Variable account floor on that date (but prior to the reset).

   EAB is reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

       B = EAB on that date (but prior to the reset).

8. On a contract anniversary when variable account floor is greater than zero:

   (A) On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

   (B) On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary's variable account floor.

   (C) Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV as described above;

4. the 5% accumulation death benefit floor as described above; or

5. the Full Surrender Value as described above.

If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he

--------------------------------------------------------------------------------
 66 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

For an example of how each death benefit is calculated, see Appendix C.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.



RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  67

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the 5% variable account floor.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant's death.

                                                                       PST X VAF
5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR PARTIAL SURRENDERS  =  ---------
                                                                          SAV



PST   =   the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV   =   value of the subaccounts and the DCA fixed account on the date of (but prior
          to) the transfer or partial surrender.


The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a) is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and

(b) is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(R) 5% variable account floor.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:

1. contract value;


--------------------------------------------------------------------------------
 68  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

2. total purchase payments applied to the contract minus adjusted partial surrenders;

3. the MAV on the date of death as described above; or

4. the 5% variable account floor as described above.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

FOR THE ORIGINAL CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  69

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

FOR THE ORIGINAL CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


--------------------------------------------------------------------------------
 70  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS

SECURESOURCE STAGES 2 RIDERS

The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

  - If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;

  - If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

  - If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;

  - If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  71

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY

There are two optional SecureSource Stages 2 riders available under your contract:

  - SecureSource Stages 2 -- Single Life

  - SecureSource Stages 2 -- Joint Life

The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages 2 -- Single Life rider covers one person. The SecureSource Stages 2 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 -- Single Life rider or the SecureSource Stages 2 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:

  - SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

  - JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages 2 riders are not available under an inherited qualified annuity.

The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

  - SINGLE LIFE: death (see "At Death" heading below).

  - JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS

The key terms associated with the SecureSource Stages 2 rider are:

AGE BANDS: Each age band is associated with a two lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.

ANNUAL STEP-UP: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.


--------------------------------------------------------------------------------
 72  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WAITING PERIOD: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES 2 RIDER CONSIDERATIONS

You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  73

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

   1. the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and

   2. the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource Stages 2 -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource Stages 2 -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

  INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased


--------------------------------------------------------------------------------
 74 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See
  "Taxes -- Other -- Spousal status."


LIFETIME BENEFIT DESCRIPTION

SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

- 50-58, percentage A is 4% and percentage B is 3%.

- 59-64, percentage A is 5% and percentage B is 4%.

- 65-79, percentage A is 6% and percentage B is 5%.

- 80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouse's subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouse's attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 75 any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups (see "Annual Step ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

The following determines whether percentage A or percentage B is used for each applicable age band:

During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.

If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:


     1 - (a/b) where:

  a = Contract value at the end of the prior valuation period

  b = WAB at the end of the prior valuation period

After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:

- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

- when the contract value reduces to zero, or

- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

- When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

When a withdrawal is taken:

  (a) If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the "adjustment for withdrawal," as defined below.

  (b) If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.


--------------------------------------------------------------------------------
 76  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  (c) If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.

  (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

The PBG will be reset to the lesser of:

  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a X b      where:
-----
  c


       a = the amount of the withdrawal minus the RALP

       b = the PBG minus the RALP on the date of (but prior to) the withdrawal

       c = the contract value on the date of (but prior to) the withdrawal minus the RALP

The BB will be reduced by an amount as calculated below:

d X e      where:
-----
  f


       d = the amount of the withdrawal minus the RALP

       e = the BB on the date of (but prior to) the withdrawal

       f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:

g X h      where:
-----
  i


       G = the amount the contract value is reduced by the withdrawal

       H = the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal

       I = the contract value on the date of (but prior to) the withdrawal.

RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- THE WAB ON RIDER ANNIVERSARIES: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.

- RIDER CREDITS: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

- ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.

  The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 77 increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

  - The annual lifetime payment is established;

  - The RMD is for your contract alone;

  - The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

  - The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.


--------------------------------------------------------------------------------
 78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

  - elect to take the death benefit under the terms of the contract, or

  - elect to take the principal back guarantee available under this rider, or

  - continue the contract and the SecureSource Stages 2 -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

  1. If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

  2. If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

  - After the date of death, there will be no additional rider credits or annual step-ups.

  - The lifetime payment percentage used will be set as of the date of death.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

  3. On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

  4. If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION

The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:

  - SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  79

  - SINGLE LIFE: after the death benefit is payable, the rider will terminate.

  - SINGLE LIFE: spousal continuation will terminate the rider.

  - JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

  - On the annuitization start date, the rider will terminate.

  - You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see "Charges -- SecureSource Stages 2 rider charge").

  - When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

  - Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any

--------------------------------------------------------------------------------
 80 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see "Charges").

Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  81

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT
Subject to state limitations, a change of ownership or assignment is subject to our approval.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender;

  - annuitization begins;

  - the contract terminates as a result of the death benefit being paid; or

  - when a beneficiary elects an alternative payment plan which is an inherited IRA.

  The rider will terminate on the benefit date.

For an example, see Appendix L.

OPTIONAL LIVING BENEFITS
(FOR CONTRACTS WITH APPLICATION SIGNED BEFORE JULY 19, 2010)
If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.

------------------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED                AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...                FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING APPENDIX:
------------------------------------------------------------------------------------------------------------------------
Before April 29, 2005           Guarantor Withdrawal Benefit ("Rider B")              Appendix J
------------------------------------------------------------------------------------------------------------------------
April 29, 2005 - April 30,      Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
------------------------------------------------------------------------------------------------------------------------
May 1, 2006 - April 30, 2007    Guarantor Withdrawal Benefit for Life                 Appendix I
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix K
------------------------------------------------------------------------------------------------------------------------
Before Aug. 10, 2009            SecureSource Rider                                    Appendix M
------------------------------------------------------------------------------------------------------------------------
Before Nov. 30, 2009            SecureSource 20 Rider                                 Appendix N
------------------------------------------------------------------------------------------------------------------------
Before July 19, 2010            SecureSource Stages Rider                             Appendix O
------------------------------------------------------------------------------------------------------------------------


(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.


--------------------------------------------------------------------------------
 82  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL ADDITIONAL DEATH BENEFITS

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the applicable death benefit, plus:

  - 40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or

  - 15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.

For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

EARNINGS AT DEATH: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

TERMINATING THE BENEFIT PROTECTOR
CURRENT CONTRACT:
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

- A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.

- The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.

- The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

ORIGINAL CONTRACT:
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  83

- Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for "remaining purchase payments" used in calculating earnings at death.

For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.

For an example, see Appendix F.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:


                          PERCENTAGE IF YOU (CURRENT CONTRACT)                    PERCENTAGE IF YOU (CURRENT CONTRACT)
RIDER YEAR WHEN DEATH     OR YOU AND THE ANNUITANT (ORIGINAL CONTRACT) ARE        OR YOU OR THE ANNUITANT (ORIGINAL CONTRACT) ARE
OCCURS;                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE                70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                       0%                                                       0%

Three and Four                                   10%                                                    3.75%

Five or more                                     20%                                                     7.5%




--------------------------------------------------------------------------------
 84  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

- the applicable death benefit plus:


                                 IF YOU (CURRENT CONTACT) OR YOU AND THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE UNDER
RIDER YEAR WHEN DEATH OCCURS;    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              40% x earnings at death (see above)

Three and Four                   40% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     40% x (earnings at death + 50% of initial purchase
                                 payment*)

                                 IF YOU (CURRENT CONTRACT) OR YOU OR THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE AGE 70
RIDER YEAR WHEN DEATH OCCURS;    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              15% x earnings at death

Three and Four                   15% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     15% x (earnings at death + 50% of initial purchase
                                 payment*)


* Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

TERMINATING THE BENEFIT PROTECTOR PLUS
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

- The rider will terminate if there is an ownership change.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see "Benefits in Case of Death").

For an example, see Appendix G.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  85

If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.71% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.").

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor

--------------------------------------------------------------------------------
 86  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

- REMAINING BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE 20 RIDER): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource 20 Riders"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If You choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 87 return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until withdrawn or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


--------------------------------------------------------------------------------
 88  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  89

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Annuitization Start Date").


--------------------------------------------------------------------------------
 90  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  91

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

- The contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the contract. The obligations and guarantees under the contract are our sole responsibility.

PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;


--------------------------------------------------------------------------------
 92  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  93

(including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.



RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2011, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
 94  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Market Value                  Guarantee Period Accounts (GPAs)
Adjustment (MVA)                            p. 96                                                p.  31
Appendix B: Example -- Surrender Charges    p. 98    Charges -- Surrender Charge                 p.  41
Appendix C: Example -- Death Benefits       p. 107   Benefits in Case of Death                   p.  63
Appendix D: Example -- SecureSource                  Optional Living Benefits
Series of Riders                            p. 113                                               p.  71
Appendix E: SecureSource Series of                   Optional Living Benefits
Riders -- Additional RMD Disclosure         p. 121                                               p.  71
Appendix F: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Death Benefit Rider                         p. 123   Death Benefit Rider                         p.  83
Appendix G: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Plus Death Benefit Rider                    p. 125   Plus Death Benefit Rider                    p.  84
Appendix H: Asset Allocation Program for             N/A
Contracts with Applications Signed
Before May 1, 2006                          p. 127
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 128
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 140
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 148
Appendix L: Example -- Accumulation                  Optional Living Benefits
Protector Benefit Rider                     p. 157                                               p.  71
Appendix M: SecureSource Rider                       N/A
Disclosure                                  p. 158
Appendix N: SecureSource 20 Rider                    N/A
Disclosure                                  p. 171
Appendix O: SecureSource Stages Rider                N/A
Disclosure                                  p. 185
Appendix P: Condensed Financial                      Condensed Financial Information             p.  16
Information (Unaudited)                     p. 195




The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  95

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY SURRENDER AMOUNT X   [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new guarantee period equal to the remaining term in the current guarantee period.

              n = number of months remaining in the current guarantee period
                (rounded up).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.


--------------------------------------------------------------------------------
 96  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See
"Charges -- Surrender Charge.") We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  97

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
 98  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50.000.00             50.000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  99

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,960.00            $37,212.00




--------------------------------------------------------------------------------
 100  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                            surrendered (PP):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00
STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender PS
          (determined by iterative process described above):         15,319.15             15,897.93
STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
             PPS = PPF + PPSC = PPF + (PS - FA) / (CV - FA) *
                                                   (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,319.15             19,165.51


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  101

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:           319.15                897.93

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




--------------------------------------------------------------------------------
 102  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:

FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                         surrendered (PPNPS):
                                                                     ---------             ---------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                     ---------             ---------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) X (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                     ---------             ---------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  103

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                     ---------             ---------
                                 NET FULL SURRENDER PROCEEDS:        56,960.00             37,212.00




--------------------------------------------------------------------------------
 104  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:

PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                              Contract value just prior to surrender (CV):   60,000.00    40,000.00
            Less purchase payments received and not previously surrendered
                                                                  (PPNPS):   50,000.00    50,000.00
                                                                             ---------    ---------
                        Earnings in the contract (but not less than zero):   10,000.00         0.00

STEP 2.   Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                 Earnings in the contract:   10,000.00         0.00
                            10% of the prior anniversary's contract value:    5.800.00     4.200.00
                                                                             ---------    ---------
                                             TFA (but not less than zero):   10,000.00     4,200.00

STEP 3.   Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
                                               Contract value surrendered:   15,319.15    15,897.93
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             ACV (but not less than zero):    5,319.15    15,897.93

STEP 4.   Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                            10% of the prior anniversary's contract value:    5,800.00     4,200.00
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             XSF (but not less than zero):        0.00     4,200.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  105

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =         5,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50.000.00
                                                                     ---------             ---------
                                                        PPS =         5,319.15             19,165.51

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS.
          Note that for a contract with a loss, PPS may be
          greater than the amount you request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:           319.15                897.93
STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                     ---------             ---------
                              NET PARTIAL SURRENDER PROCEEDS:        15,000.00             15,000.00




--------------------------------------------------------------------------------
 106  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:


EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.54
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45


EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  107

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                             1,657.89
              $19,000
                                                                                       ----------

         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:           $24,642.11


--------------------------------------------------------------------------------
 108  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =
              $19,000                                                                   -1,657.89
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:                         $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  109

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS
  CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as:                                                                           $21,000.00
         1.05 x $20,000 =
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrenders from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                     $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  111

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor the first contract anniversary, calculated as:
         1.05 x $20,000                                                                $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% VARIABLE ACCOUNT FLOOR:                                   $24,642.11


--------------------------------------------------------------------------------
 112  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE SERIES OF RIDERS

SECURESOURCE STAGES 2 RIDERS

EXAMPLE:

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate investment option at issue.



                                                 HYPOTHETICAL
CONTRACT                                            ASSUMED                                    BENEFIT
DURATION            PURCHASE       PARTIAL         CONTRACT                                  DETERMINING
IN YEARS            PAYMENTS     WITHDRAWALS         VALUE           BB            WAB        PERCENTAGE        PBG          ALP

At Issue            $100,000            NA         $100,000       $100,000      $100,000          0.0%       $100,000      $4,000

1                          0             0           98,000        108,000       108,000          9.3%        108,000       5,400

2                          0             0          105,000        114,000       114,000          7.9%        105,000       5,700

3                          0             0          118,000        120,000       120,000          1.7%        118,000       6,000

3.5                        0         6,000          112,000        120,000       113,898          1.7%        112,000       6,000

4                          0             0          115,000        120,000       115,000          0.0%        115,000       6,000

5                          0             0          130,000        130,000       130,000          0.0%        130,000       7,800(3)

6                          0             0          110,000        130,000       130,000         15.4%        130,000       7,800

7                          0             0          100,000        130,000       130,000         23.1%        130,000       6,500(4)

7.5                        0        10,000           90,000        125,134(5)    117,000         23.1%        118,877(5)    6,257(5)

8                          0             0           80,000        125,134       117,000         31.6%        118,877       6,257

9                          0             0           95,000        125,134       117,000         18.8%        118,877       7,508(4)

CONTRACT                        LIFETIME
DURATION                         PAYMENT
IN YEARS             RALP        PERCENT

At Issue            $4,000(1)       4%

1                    5,400(2)       5%

2                    5,700          5%

3                    6,000          5%

3.5                      0          5%

4                    6,000          5%

5                    7,800(3)       6%(3)

6                    7,800          6%

7                    6,500(4)       5%(4)

7.5                      0          5%

8                    6,257          5%

9                    7,508(4)       6%(4)



(1) The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2) Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4) The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  113

SECURESOURCE STAGES

EXAMPLE:

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue.


                                                 HYPOTHETICAL
CONTRACT                                            ASSUMED                                    BENEFIT
DURATION            PURCHASE       PARTIAL         CONTRACT                                  DETERMINING
IN YEARS            PAYMENTS     WITHDRAWALS         VALUE           BB            WAB        PERCENTAGE        PBG          ALP

At Issue            $100,000            NA         $100,000       $100,000      $100,000          0.0%       $100,000      $5,000

1                          0             0           98,000        108,000       108,000          9.3%        100,000       5,400

2                          0             0          105,000        114,000       114,000          7.9%        105,000       5,700

3                          0             0          118,000        120,000       120,000          1.7%        118,000       6,000

3.5                        0         6,000          112,000        120,000       113,898          1.7%        112,000       6,000

4                          0             0          115,000        120,000       115,000          0.0%        115,000       6,000

5                          0             0          130,000        130,000       130,000          0.0%        130,000       7,800(3)

6                          0             0          110,000        130,000       130,000         15.4%        130,000       7,800

7                          0             0          100,000        130,000       130,000         23.1%        130,000       6,500(4)

7.5                        0        10,000           90,000        117,000(5)    117,000         23.1%        108,000(5)    5,850(5)

8                          0             0           80,000        117,000       117,000         31.6%        108,000       5,850

9                          0             0           95,000        117,000       117,000         18.8%        108,000       7,020(4)

CONTRACT                        LIFETIME
DURATION                         PAYMENT
IN YEARS             RALP        PERCENT

At Issue            $    0(1)       5%

1                        0          5%

2                        0          5%

3                    6,000(2)       5%

3.5                      0          5%

4                    6,000          5%

5                    7,800(3)       6%(3)

6                    7,800          6%

7                    6,500(4)       5%(4)

7.5                      0          5%

8                    5,850          5%

9                    7,020(4)       6%(4)


(1) The RALP is zero until the end of the 3-Year waiting period.
(2) At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4) The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Determination of Adjustment of Benefit Values" in the "Lifetime Benefit Description".


--------------------------------------------------------------------------------
 114  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- SECURESOURCE 20

EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue.


                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                         BASIC BENEFIT
DURATION          PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------
IN YEARS          PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP

At Issue          $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0

1                        0            0          98,000       100,000     2.0%     100,000     100,000     6,000         0

2                        0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0

3                        0            0         125,000       125,000     0.0%     125,000     125,000     7,500     7,500

3.5                      0        6,000         111,000       118,590     6.4%     125,000     119,000     7,500     1,500

4                        0            0         104,000       118,590    12.3%     125,000     119,000     7,500     7,500

5                        0            0          90,000       118,590    24.1%     125,000     119,000     6,250(2)  6,250(2)

6                        0            0          95,000       118,590    19.9%     125,000     119,000     7,500     7,500

6.5                      0        7,500          87,500        87,500(3)  0.0%     125,000     111,500     7,500         0

7                        0            0          90,000        90,000     0.0%     125,000     111,500     7,500     7,500

7.5                      0       10,000          70,000        70,000(4)  0.0%      70,000(4)   70,000(4)  4,200(4)      0

8                        0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500

CONTRACT           LIFETIME BENEFIT
DURATION          ------------------
IN YEARS            ALP        RALP

At Issue              NA         NA

1                     NA         NA

2                     NA         NA

3                     NA         NA

3.5                   NA         NA

4                  7,140(1)   7,140(1)

5                  5,950(2)   5,950(2)

6                  7,140      7,140

6.5                5,250(3)       0

7                  5,400      5,400

7.5                4,200(4)       0

8                  4,500      4,500


(1) The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  115

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


                                                                                                                         LIFETI-
                                        HYPOTHETICAL                                                                        ME
CONTRACT                                   ASSUMED                                         BASIC BENEFIT                 BENEFIT
DURATION     PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------    -------
IN YEARS     PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP       ALP

At Issue     $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0     $6,000

1                   0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0      6,300

2                   0            0         110,000       110,000     0.0%     110,000     110,000     6,600         0      6,600

3                   0            0         110,000       120,000     8.3%     110,000     110,000     6,600     6,600(1)   7,200

3.5                 0        6,000         104,000       113,455     8.3%     110,000     104,000     6,600       600      7,200

4                   0            0         100,000       113,455    11.9%     110,000     104,000     6,600     6,600      7,200

4.5                 0        7,000          90,000       105,267    14.5%      90,000      90,000     5,400(2)  5,400(2)   7,200

5                   0            0          80,000       105,267    24.0%      90,000      90,000     4,500(3)  4,500(3)   6,000(3)

5.5                 0       10,000          70,000        70,000(4)  0.0%      70,000      70,000     3,500(4)  3,500(4)   3,500(4)

6                   0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500      4,500

7                   0            0          70,000        70,000(5)  0.0%      70,000(5)   70,000(5)  4,200(5)  4,200(5)   4,200(5)

             LIFETI-
                ME
CONTRACT     BENEFIT
DURATION     -------
IN YEARS       RALP

At Issue      $    0

1                  0

2                  0

3              7,200(1)

3.5            1,200

4              7,200

4.5              200

5              6,000(3)

5.5            3,500(4)

6              4,500

7              4,200(5)


(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2) The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4) The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP Percentage and GBP percentage are set at 5% for the remainder of the contract year.
(5) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.


--------------------------------------------------------------------------------
 116  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  117

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
 118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  119

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500

7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 120  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.

Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

For SecureSource and SecureSource 20 riders:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.


For SecureSource Stages and SecureSource Stages 2 riders:


(1) Each calendar year, if your ALERMDA is greater than the ALP,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.

    - The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  121

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.

* For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage".

The ALERMDA is:

(1) determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource Series rider is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.


--------------------------------------------------------------------------------
 122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: EXAMPLE -- BENEFIT PROTECTOR DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit under the MAV Death Benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract year the contract value falls to $105,000.
  The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 6% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 6%
  surrender charge because your payment is in its third year of the surrender charge schedule, so we will surrender $39,500
  ($37,130 + $2,370 in surrender charges) from your contract value.
  Altogether, we will surrender $50,000 and pay you $47,630. We calculate purchase payments not previously surrendered as
  $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                           +1,048
                                                                          --------
  Total death benefit of:                                                  $58,667
  On the third contract anniversary the contract value falls to
  $40,000. The death benefit  equals the previous death benefit. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
  The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000
  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  123

  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000




--------------------------------------------------------------------------------
 124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV rider minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract anniversary the contract value falls to
  $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $100,000 =                       +10,000
                                                                          --------
  Total death benefit of:                                                 $124,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7%
  surrender charge because your payment is within the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735
  + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000
  (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($57,619 - $55,000) =                                           +1,048
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $55,000 =                         +5,500
                                                                          --------
  Total death benefit of:                                                  $64,167
  On the third contract anniversary the contract value falls $40,000.
  The death benefit equals the previous death benefit calculated. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  125

  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the
  Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $266,000

  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
     MAV Death Benefit:                                                   $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $316,000
  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
     plus 20% of purchase payments made within 60 days of contract issue
     and not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                          --------
  Total death benefit of:                                                 $319,000




--------------------------------------------------------------------------------
 126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: ASSET ALLOCATION PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 1, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  127

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):

- you purchase your contract on or after May 1, 2006;

- the rider is available in your state; and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the annuitization start date (see "Buying Your Contract -- The Annuitization Start Date"). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


--------------------------------------------------------------------------------
 128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 129 of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


--------------------------------------------------------------------------------
 130  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

For an example, see "Examples of Guarantor Withdrawal Benefit for Life" below.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  131

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

--------------------------------------------------------------------------------
 132 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  133

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

--------------------------------------------------------------------------------
 134 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  135

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;


--------------------------------------------------------------------------------
 136  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  137

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP


At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 138  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  139

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER

GUARANTOR(R) WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

RIDER A
- you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B (NO LONGER AVAILABLE FOR PURCHASE)
- you purchased your contract prior to April 29, 2005;

- the rider was available in your state; and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


--------------------------------------------------------------------------------
 140  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix
  H: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to PN program investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH THE TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

- RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  141

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:


--------------------------------------------------------------------------------
 142  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  143

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

- if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.


--------------------------------------------------------------------------------
 144  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 145 time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
  On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200


--------------------------------------------------------------------------------
 146  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
  During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                             $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                $ 14,000
  During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                             $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                $ 10,500




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  147

APPENDIX K : EXAMPLE -- INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;

- the annuitant on the annuitization start date must be between 50 to 86 years old; and


--------------------------------------------------------------------------------
 148  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full surrender from the contract, on the annuitization start date, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

- when a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  149

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments made to the contract minus proportionate adjustments for partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current surrender or transfer; and

  (b) is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.


--------------------------------------------------------------------------------
 150  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times
(c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  151

Remember that the riders require you to choose a PN program investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer
Benefit - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.

ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial surrenders or changes in PN program investment option; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
-------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000
-------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 152  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  153

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                             BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 154  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12
------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  155

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                    STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT      ASSUMED          NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY    CONTRACT         PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE      VALUE      SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------
     10        $174,000            $629.88                   $622.92              $174,000              $629.88
     11         141,000             521.70                    516.06               174,000               643.80
     12         148,000             559.44                    553.52               179,586               678.83
     13         208,000             807.04                    796.64               208,000               807.04
     14         198,000             786.06                    778.14               208,000               825.76
     15         203,000             826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 156  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX L: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option.


                                                                     INITIAL PAYMENT        100,000
                                                                     ---------------     ------------
                                                                                         HYPOTHETICAL
END OF        PARTIAL SURRENDER     MCAV ADJUSTMENT                    ACCUMULATION         ASSUMED
CONTRACT        (BEGINNING OF         FOR PARTIAL                        BENEFIT           CONTRACT
YEAR                YEAR)              SURRENDER          MCAV            AMOUNT             VALUE

1                   $    0               $    0         $100,000         $     0           $112,000

2                        0                    0          102,400               0            128,000

3                        0                    0          108,000               0            135,000

4                        0                    0          108,000               0            125,000

5                        0                    0          108,000               0            110,000

6                    2,000                1,964          106,036               0            122,000

7                        0                    0          112,000               0            140,000

8                        0                    0          112,000               0            121,000

9                    5,000                4,628          107,372               0             98,000

10                       0                    0          107,372          22,372             85,000




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  157

APPENDIX M: SECURESOURCE RIDER DISCLOSURE

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- your contract application was signed on or after May 1, 2007; and

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);


--------------------------------------------------------------------------------
 158  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  159

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase.

  The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will

--------------------------------------------------------------------------------
 160 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  161

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.


--------------------------------------------------------------------------------
 162  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  163

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.


--------------------------------------------------------------------------------
 164  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

20% RIDER CREDIT (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1,
2008)
If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  165

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.


--------------------------------------------------------------------------------
 166  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  167

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.


--------------------------------------------------------------------------------
 168  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  169

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.


--------------------------------------------------------------------------------
 170  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX N: SECURESOURCE 20 RIDER DISCLOSURE

SECURESOURCE 20 RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.

There are two optional SecureSource 20 riders available under your contract:

- SecureSource 20 -- Single Life; or

- SecureSource 20 -- Joint Life.

The information in this section applies to both Secure Source 20 riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 20 -- Single Life rider covers one person. The SecureSource 20 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 -- Single Life rider or the SecureSource 20 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:

- your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource 20 riders are not available under an inherited qualified annuity.

The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.

- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource 20 rider are:

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.

ENHANCED LIFETIME BASE (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.

GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  171

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

WAITING PERIOD: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

DESCRIPTION OF THE SECURESOURCE 20 RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see
"Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.


--------------------------------------------------------------------------------
 172  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).

The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE 20 RIDER CONSIDERATIONS
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see "At Death" heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

  (c) If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit's RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the PN program investment options (if applicable) you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 173 portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the contract value, if your contract value is less; and

  (b) the total RBA will be reset to the contract value, if your contract value is less; and

  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (g) the WAB will be reset as follows:

      - if the ALP has not been established, the WAB will be equal to the reset GBA.

      if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and

  (h) the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.

      You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource 20 - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource 20 - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds

--------------------------------------------------------------------------------
 174 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

BASIC BENEFIT DESCRIPTION
THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA and RBA are equal to the initial purchase payment.

- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.

- When you take a withdrawal after the waiting period and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.

  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.

- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.

  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  175

- Upon certain changes to your PN program investment options under the PN program as described under "Use of Portfolio Navigator Program Required," above.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

       1 - (A/B)

       A = contract value at the end of the prior valuation period

       B = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

(1) when the RBA Payout Option is elected, or

(2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or

(3) when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.

WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At Rider Effective Date -- the WAB is set equal to the initial purchase payment.

- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.


--------------------------------------------------------------------------------
 176  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.

Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

  (A) The WAB is reduced by an amount as calculated below:

A X B
-----  where:
  C



       A = the amount the contract value is reduced by the withdrawal

       B = WAB on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal.

  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

- Upon certain changes to your PN program investment option as described under "Use of Portfolio Navigator Program Required," above.

- On the later of the third rider anniversary or the rider anniversary when the ALP is established -- unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.

  (A) The ELB, minus

  (B) the greater of:

       i)  your contract value, or

       ii) the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- During the waiting period -- the RBP will be zero.

- At the beginning of any contract year after the waiting period and when the GBP Percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  177

- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the covered person has already reached age 65.

  (b) the rider anniversary following the date the covered person reaches age
      65,

      - if during the waiting period and no prior withdrawal has been taken; or

      - if after the waiting period.

  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.


--------------------------------------------------------------------------------
 178  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

  For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

- Whenever the ALP Percentage changes --

  (a) If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

  (b) If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.

- When you make a withdrawal:

  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

  (b) After the waiting period, if the amount withdrawn is:

       (i) less than or equal to the RALP, the ALP is unchanged.

       (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.

  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.

- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (JOINT LIFE: younger covered spouse) has reached age 65.

- At step ups -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- Upon certain changes to your PN program investment option under the PN program as described under "Use of Portfolio Navigator Program Required," above.

20% RIDER CREDIT
If you do not make a withdrawal during the first three rider years and you don't decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  179

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You decline a rider fee increase.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period -- the RALP will be zero.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

- At the beginning of each contract year after the waiting period and when the ALP Percentage changes -- the RALP is set equal to the ALP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- At step ups -- (see "Annual Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn

--------------------------------------------------------------------------------
 180 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

- You have not declined a rider fee increase.

- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period, the RBP will not be affected by the step up.

  (b) After the waiting period, the RBP will be reset to the increased GBP.

- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.

- The RALP will be reset as follows:

  (a) During the waiting period, the RALP will not be affected by the step up.

  (b) After the waiting period, the RALP will be reset to the increased ALP.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
20 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:

1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  181

        JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

        JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate;

- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:

- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


--------------------------------------------------------------------------------
 182  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource 20 rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.

3. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4. Annuity payouts under an annuity payout plan will terminate the rider.

5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See "Charges -- SecureSource 20 rider fee").


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  183

6. When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7. Termination of the contract for any reason will terminate the rider.

8. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

For an example, see Appendix D.

--------------------------------------------------------------------------------
 184  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX O: SECURESOURCE STAGES RIDER DISCLOSURE

SECURESOURCE STAGES RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:

- If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;

- If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.

- If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.

At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.


Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages riders available under your contract:

- SecureSource Stages - Single Life

- SecureSource Stages - Joint Life

The information in this section applies to both SecureSource Stages riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages -- Single Life rider covers one person. The SecureSource Stages -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages -- Single Life rider or the SecureSource Stages -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and

- SINGLE LIFE: you are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Stages riders are not available under an inherited qualified annuity.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  185

The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages rider are:

AGE BANDS: Each age band is associated with a set of lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.

EXCESS WITHDRAWAL PROCESSING: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This

--------------------------------------------------------------------------------
 186 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 187 as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.


--------------------------------------------------------------------------------
 188  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

- 50-58, percentage A is 4% and percentage B is 3%.

- 59-64, percentage A is 5% and percentage B is 4%.

- 65-79, percentage A is 6% and percentage B is 5%.

- 80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouses attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups (see "Annual step ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

The following determines whether Percentage A or Percentage B is used for each applicable age band:

During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).

After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  189

On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 - (A/B) where:

     A = Contract value at the end of the prior valuation period

     B = WAB at the end of the prior valuation period

After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

- when the contract value reduces to zero, or

- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:

- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

- When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.

- Whenever a withdrawal is taken after the waiting period:

     (a) the WAB will be reduced by the "adjustment for withdrawal," as defined below.

     (b) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

     (c) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.

     (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

          The PBG will be reset to the lesser of:

          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B     where:
---
  C


          A = the amount of the withdrawal minus the RALP

          B = the PBG minus the RALP on the date of (but prior to) the withdrawal

          C = the contract value on the date of (but prior to) the withdrawal minus the RALP


--------------------------------------------------------------------------------
 190  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The BB will be reduced by an amount as calculated below:

D X E     where:
---
  F


          D = the amount of the withdrawal minus the RALP

          E = the BB on the date of (but prior to) the withdrawal

          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

          ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:

G X H     where:
---
  I


          G = the amount the contract value is reduced by the withdrawal

          H = the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal

          I = the contract value on the date of (but prior to) the withdrawal.

RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.

- The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.

RIDER CREDITS: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10(th) rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3(rd) rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of

--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 191 your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The annual lifetime payment is available;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Stages -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum account values following a surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.


--------------------------------------------------------------------------------
 192  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The lifetime payment percentage used will be set as of the date of death.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.

ANNUITY PROVISIONS: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages rider cannot be terminated either by you or us except as follows:

- SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  193

  - You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See "Charges -- SecureSource Stages rider fee")

- When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.


--------------------------------------------------------------------------------
 194  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX P: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.





VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit
  value at beginning
  of period              $1.10     $1.01     $0.82     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.05     $1.10     $1.01     $0.82       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  16        40        43        67       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.22     $1.05     $0.69     $1.34    $1.13    $1.06    $1.04    $1.00    $1.00      --
Accumulation unit
  value at end of
  period                 $0.92     $1.22     $1.05     $0.69    $1.34    $1.13    $1.06    $1.04    $1.00      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 114       144       126       108      110      112      113      114        5      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.11     $1.00     $0.85     $1.45    $1.40    $1.21    $1.18    $1.07    $1.00      --
Accumulation unit
  value at end of
  period                 $1.17     $1.11     $1.00     $0.85    $1.45    $1.40    $1.21    $1.18    $1.07      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 183       201       201       210      226      247      256      243       23      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.19     $1.16     $0.88     $1.91    $1.83    $1.38    $1.20    $1.00       --      --
Accumulation unit
  value at end of
  period                 $0.95     $1.19     $1.16     $0.88    $1.91    $1.83    $1.38    $1.20       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,866     1,831     6,541     7,308    4,293    2,708    1,766      209       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.24     $1.20     $1.10     $1.14    $1.06    $1.05    $1.05    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.37     $1.24     $1.20     $1.10    $1.14    $1.06    $1.05    $1.05       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,696     2,227     2,371     2,313    3,777    4,080    3,512      509       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.42     $1.28     $0.97     $1.78    $1.54    $1.25    $1.12    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.23     $1.42     $1.28     $0.97    $1.78    $1.54    $1.25    $1.12       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                   8        10        10        25       25       20        7        7       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.00     $0.86     $0.67     $0.90    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.98     $1.00     $0.86     $0.67    $0.90       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  53        --        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.06     $0.92     $0.70     $1.21    $1.02    $1.07    $1.06    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.05     $1.06     $0.92     $0.70    $1.21    $1.02    $1.07    $1.06       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,157     2,614     2,924     3,189    3,364    7,580    3,015      376       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.17     $1.05     $0.89     $1.23    $1.32    $1.13    $1.09    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.16     $1.17     $1.05     $0.89    $1.23    $1.32    $1.13    $1.09       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  29        34        33         2        1       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.05     $1.06     $1.08     $1.07    $1.03    $1.00    $0.99    $1.00    $1.00      --
Accumulation unit
  value at end of
  period                 $1.03     $1.05     $1.06     $1.08    $1.07    $1.03    $1.00    $0.99    $1.00      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,536     2,911     5,788     1,365      513      401      106       18       15      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.24     $1.17     $1.03     $1.12    $1.08    $1.05    $1.04    $1.01    $1.00      --
Accumulation unit
  value at end of
  period                 $1.31     $1.24     $1.17     $1.03    $1.12    $1.08    $1.05    $1.04    $1.01      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,322     2,221    22,157    16,780   14,001    8,025    1,298    1,598      146      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit
  value at beginning
  of period              $1.68     $1.46     $1.16     $1.98    $1.86    $1.57    $1.41    $1.21    $0.87   $1.09
Accumulation unit
  value at end of
  period                 $1.57     $1.68     $1.46     $1.16    $1.98    $1.86    $1.57    $1.41    $1.21   $0.87
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,844     3,253    15,601    12,449    8,833    6,769    3,606    1,251      828     608
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  195

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit
  value at beginning
  of period              $0.66     $0.57     $0.47     $0.82    $0.81    $0.71    $0.68    $0.65    $0.51   $0.67
Accumulation unit
  value at end of
  period                 $0.69     $0.66     $0.57     $0.47    $0.82    $0.81    $0.71    $0.68    $0.65   $0.51
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,709     3,592     4,017     4,256    4,540    5,152    3,969    2,410      453     194
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $2.56     $2.17     $1.27     $2.77    $2.04    $1.54    $1.17    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.99     $2.56     $2.17     $1.27    $2.77    $2.04    $1.54    $1.17       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 716       670     2,782     3,582    2,132    1,922    1,178      160       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit
  value at beginning
  of period              $1.16     $1.13     $1.08     $1.09    $1.03    $1.00       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.26     $1.16     $1.13     $1.08    $1.09    $1.03       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 383       489    15,152     6,045    5,763    4,338       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit
  value at beginning
  of period              $1.24     $1.13     $0.79     $1.07    $1.07    $1.00       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.30     $1.24     $1.13     $0.79    $1.07    $1.07       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 626       790       834     1,009    1,242    2,212       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit
  value at beginning
  of period              $1.60     $1.42     $0.94     $1.27    $1.27    $1.16    $1.13    $1.03    $0.84   $0.91
Accumulation unit
  value at end of
  period                 $1.66     $1.60     $1.42     $0.94    $1.27    $1.27    $1.16    $1.13    $1.03   $0.84
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 583       678       755       746      910    1,056      970      715      521     389
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit
  value at beginning
  of period              $1.51     $1.35     $0.96     $1.20    $1.19    $1.12    $1.10    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.58     $1.51     $1.35     $0.96    $1.20    $1.19    $1.12    $1.10       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 215       256     9,864     5,119    4,197    1,896       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.44     $1.29     $1.02     $1.74    $1.57    $1.28    $1.14    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.25     $1.44     $1.29     $1.02    $1.74    $1.57    $1.28    $1.14       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  --        --        --         4        4       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.14     $0.99     $0.73     $1.33    $1.31    $1.20    $1.12    $1.05    $1.00      --
Accumulation unit
  value at end of
  period                 $1.09     $1.14     $0.99     $0.73    $1.33    $1.31    $1.20    $1.12    $1.05      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  --         4         4        72       55        4       --       --       56      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.00     $0.84     $0.67     $1.12    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.96     $1.00     $0.84     $0.67    $1.12       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 512       577    20,058    11,908    7,074       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.88     $0.78     $0.58     $1.14    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.73     $0.88     $0.78     $0.58    $1.14       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  20        20        20        25       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.43     $1.15     $0.72     $1.32    $1.17    $1.19    $1.10    $1.02    $1.00      --
Accumulation unit
  value at end of
  period                 $1.20     $1.43     $1.15     $0.72    $1.32    $1.17    $1.19    $1.10    $1.02      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  59        40        41        31       32       32       29       29       29      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.90     $0.75     $0.54     $1.00    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.82     $0.90     $0.75     $0.54    $1.00       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  44        --        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.21     $1.07     $0.86     $1.39    $1.34    $1.18    $1.15    $1.06    $1.00      --
Accumulation unit
  value at end of
  period                 $1.21     $1.21     $1.07     $0.86    $1.39    $1.34    $1.18    $1.15    $1.06      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 366       375       327       259      266      256      250      302       59      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.15     $0.97     $0.78     $1.31    $1.33    $1.14    $1.10    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.12     $1.15     $0.97     $0.78    $1.31    $1.33    $1.14    $1.10       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                   5         9         9        17       17        9        4        4       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit
  value at beginning
  of period              $1.23     $1.22     $1.17     $1.22    $1.17    $1.15    $1.15    $1.15    $1.15   $1.10
Accumulation unit
  value at end of
  period                 $1.23     $1.23     $1.22     $1.17    $1.22    $1.17    $1.15    $1.15    $1.15   $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 944     1,141     3,618     1,927    1,780    2,023    2,009    2,283    2,513   2,555
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 196  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.49     $1.20     $0.97     $1.37    $1.43    $1.22    $1.17    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.38     $1.49     $1.20     $0.97    $1.37    $1.43    $1.22    $1.17       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 218       239    10,188     6,327    4,714        4       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.97     $0.85     $0.72     $1.10    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.84     $0.97     $0.85     $0.72    $1.10       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  26        24        22         1       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.26     $1.01     $0.76     $1.29    $1.29    $1.22    $1.13    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.25     $1.26     $1.01     $0.76    $1.29    $1.29    $1.22    $1.13       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  --         1        11        11       13       15       17       10       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.39     $1.09     $0.70     $1.22    $1.08    $1.05    $1.03    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.26     $1.39     $1.09     $0.70    $1.22    $1.08    $1.05    $1.03       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 415       473       599       748      769    1,668      735       99       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.20     $1.06     $0.88     $1.27    $1.21    $1.05    $1.03    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.29     $1.20     $1.06     $0.88    $1.27    $1.21    $1.05    $1.03       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  14        14        14        14       14       14       14       13       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.83     $0.76     $0.62     $1.09    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.69     $0.83     $0.76     $0.62    $1.09       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  84        59        57        26       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.27     $1.23     $0.96     $1.55    $1.52    $1.26    $1.14    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.01     $1.27     $1.23     $0.96    $1.55    $1.52    $1.26    $1.14       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  --         2         2         8        8        4       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.08     $1.00     $0.71     $0.98    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.09     $1.08     $1.00     $0.71    $0.98       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 348       447     7,675     4,506    3,095       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.50     $1.30     $0.97     $1.72    $1.49    $1.36    $1.18    $1.04    $1.00      --
Accumulation unit
  value at end of
  period                 $1.43     $1.50     $1.30     $0.97    $1.72    $1.49    $1.36    $1.18    $1.04      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               4,207     5,203     8,488    13,235   12,095   12,306    6,320    2,509      211      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.14     $0.93     $0.74     $1.42    $1.14    $1.08    $1.04    $1.03    $1.00      --
Accumulation unit
  value at end of
  period                 $1.12     $1.14     $0.93     $0.74    $1.42    $1.14    $1.08    $1.04    $1.03      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 277       297       307       324      356      370      352      303       50      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.25     $1.18     $1.04     $1.09    $1.07    $1.04    $1.03    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.32     $1.25     $1.18     $1.04    $1.09    $1.07    $1.04    $1.03       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,880     2,375    11,682     8,946    9,111    3,611    3,067      321       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit
  value at beginning
  of period              $2.40     $1.89     $1.38     $2.31    $2.03    $1.83    $1.58    $1.28    $0.94   $1.06
Accumulation unit
  value at end of
  period                 $2.11     $2.40     $1.89     $1.38    $2.31    $2.03    $1.83    $1.58    $1.28   $0.94
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,297     1,658     4,341     5,011    3,849    3,086    2,479    2,101    1,221     723
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.44     $1.30     $1.04     $1.89    $1.64    $1.41    $1.21    $1.08    $1.00      --
Accumulation unit
  value at end of
  period                 $1.18     $1.44     $1.30     $1.04    $1.89    $1.64    $1.41    $1.21    $1.08      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 466       480       518       572      558      841      705      311       11      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit
  value at beginning
  of period              $1.73     $1.56     $1.16     $1.68    $1.64    $1.41    $1.41    $1.25    $0.97   $0.99
Accumulation unit
  value at end of
  period                 $1.74     $1.73     $1.56     $1.16    $1.68    $1.64    $1.41    $1.41    $1.25   $0.97
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,647     1,877     2,165     2,664    3,166    3,383    3,865    4,021    3,071   2,665
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.22     $1.03     $0.89     $1.23    $1.29    $1.11    $1.09    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.27     $1.22     $1.03     $0.89    $1.23    $1.29    $1.11    $1.09       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  11        13        13        22       23       21       10       --       --      --
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  197

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit
  value at beginning
  of period              $0.70     $0.55     $0.39     $0.69    $0.63    $0.59    $0.57    $0.52    $0.38   $0.55
Accumulation unit
  value at end of
  period                 $0.65     $0.70     $0.55     $0.39    $0.69    $0.63    $0.59    $0.57    $0.52   $0.38
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,480     1,935     2,168     2,355    2,757    3,378    3,793    4,520    3,979   3,832
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit
  value at beginning
  of period              $1.53     $1.40     $1.12     $1.81    $1.78    $1.52    $1.40    $1.26    $1.02   $1.17
Accumulation unit
  value at end of
  period                 $1.49     $1.53     $1.40     $1.12    $1.81    $1.78    $1.52    $1.40    $1.26   $1.02
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,863     2,360     2,595     2,854    3,403    5,058    3,652    3,861    1,702   1,165
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.86     $1.65     $1.41     $1.35    $1.23    $1.11    $1.16    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.82     $1.86     $1.65     $1.41    $1.35    $1.23    $1.11    $1.16       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 883       932     7,523     5,803    5,914    3,641    1,249      195       --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.13     $1.07     $0.83     $1.46    $1.45    $1.20    $1.12    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.04     $1.13     $1.07     $0.83    $1.46    $1.45    $1.20    $1.12       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 241       215       211       232      168       19       23       15       --      --
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit
  value at beginning
  of period              $2.99     $2.43     $1.85     $2.98    $2.93    $2.56    $2.30    $1.86    $1.47   $1.56
Accumulation unit
  value at end of
  period                 $2.76     $2.99     $2.43     $1.85    $2.98    $2.93    $2.56    $2.30    $1.86   $1.47
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 967     1,131     2,893     3,112    3,200    2,732    2,047    1,426    1,312   1,266
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit
  value at beginning
  of period              $0.83     $0.74     $0.62     $1.00    $1.03    $0.93    $0.88    $0.78    $0.61   $0.79
Accumulation unit
  value at end of
  period                 $0.85     $0.83     $0.74     $0.62    $1.00    $1.03    $0.93    $0.88    $0.78   $0.61
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 629       876     1,023     1,018    1,360    1,467    1,568    1,667    1,619   1,894
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.02     $0.90     $0.75     $1.33    $1.21    $1.16    $1.08    $1.03    $1.00      --
Accumulation unit
  value at end of
  period                 $0.92     $1.02     $0.90     $0.75    $1.33    $1.21    $1.16    $1.08    $1.03      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  12        12        63        62       62       40       10       38       22      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.35     $1.16     $0.83     $1.58    $1.45    $1.27    $1.18    $1.04    $1.00      --
Accumulation unit
  value at end of
  period                 $1.23     $1.35     $1.16     $0.83    $1.58    $1.45    $1.27    $1.18    $1.04      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 116       103       108       114      108      108       89       87       --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.94     $0.91     $0.72     $1.03    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.96     $0.94     $0.91     $0.72    $1.03       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  48        33        14        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.90     $0.81     $0.61     $1.04    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.83     $0.90     $0.81     $0.61    $1.04       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 359       385    15,819     5,951    3,303       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.35     $1.21     $0.94     $1.34    $1.25    $1.14    $1.08    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.25     $1.35     $1.21     $0.94    $1.34    $1.25    $1.14    $1.08       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 168       188       206       229      285      322      357      141       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.29     $1.13     $0.89     $1.41    $1.46    $1.28    $1.25    $1.08    $1.00      --
Accumulation unit
  value at end of
  period                 $1.24     $1.29     $1.13     $0.89    $1.41    $1.46    $1.28    $1.25    $1.08      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               3,854     4,490     9,591    10,469    9,083    8,762    5,134      894       37      --
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/06/2003)
Accumulation unit
  value at beginning
  of period              $0.98     $0.93     $0.64     $1.35    $1.35    $1.22    $1.17    $1.07    $1.00      --
Accumulation unit
  value at end of
  period                 $0.94     $0.98     $0.93     $0.64    $1.35    $1.35    $1.22    $1.17    $1.07      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,182     1,467     1,562     1,691    1,576    1,684    1,876    1,178      149      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.94     $0.84     $0.63     $1.06    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.88     $0.94     $0.84     $0.63    $1.06       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 409       448    17,145    12,315    8,645       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 198  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.05     $0.85     $0.60     $1.03    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.05     $1.05     $0.85     $0.60    $1.03       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  55        --        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.23     $1.11     $0.81     $1.30    $1.19    $1.13    $1.10    $1.02    $1.00      --
Accumulation unit
  value at end of
  period                 $1.21     $1.23     $1.11     $0.81    $1.30    $1.19    $1.13    $1.10    $1.02      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  21        22        25        63       56       55       46       86       39      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.53     $1.14     $0.71     $1.19    $1.19    $1.07    $1.03    $0.98    $1.00      --
Accumulation unit
  value at end of
  period                 $1.35     $1.53     $1.14     $0.71    $1.19    $1.19    $1.07    $1.03    $0.98      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  55        79        88       104      111      112      109      109       10      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.26     $1.16     $1.00     $1.31    $1.28    $1.16    $1.15    $1.05    $1.00      --
Accumulation unit
  value at end of
  period                 $1.26     $1.26     $1.16     $1.00    $1.31    $1.28    $1.16    $1.15    $1.05      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 866     1,476     1,492     1,568    1,781    1,861    1,916    1,655       80      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit
  value at beginning
  of period              $2.34     $2.09     $1.60     $2.60    $2.07    $1.60    $1.40    $1.09    $1.00      --
Accumulation unit
  value at end of
  period                 $2.45     $2.34     $2.09     $1.60    $2.60    $2.07    $1.60    $1.40    $1.09      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  40        56        56        49       53       71       68       67       10      --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.78     $0.65     $0.47     $0.85    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.69     $0.78     $0.65     $0.47    $0.85       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 134       174     3,671     4,330    1,772       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.19     $0.91     $0.59     $1.12    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.09     $1.19     $0.91     $0.59    $1.12       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                   1         5         5         6        8       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.73     $1.36     $1.07     $1.75    $2.15    $1.58    $1.38    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.80     $1.73     $1.36     $1.07    $1.75    $2.15    $1.58    $1.38       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  53        66        86       120      119      150       75       15       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.11     $1.04     $0.73     $1.36    $1.21    $1.14    $1.11    $1.05    $1.00      --
Accumulation unit
  value at end of
  period                 $1.08     $1.11     $1.04     $0.73    $1.36    $1.21    $1.14    $1.11    $1.05      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,933     2,305     2,318     2,536    2,419    2,780    2,447      574       24      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit
  value at beginning
  of period              $1.60     $1.40     $1.02     $1.73    $1.66    $1.43    $1.27    $1.09    $0.77   $1.00
Accumulation unit
  value at end of
  period                 $1.44     $1.60     $1.40     $1.02    $1.73    $1.66    $1.43    $1.27    $1.09   $0.77
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 627       986       964       930      941      968      903      803      299       6
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit
  value at beginning
  of period              $1.63     $1.44     $1.23     $1.46    $1.36    $1.28    $1.27    $1.19    $1.03   $1.00
Accumulation unit
  value at end of
  period                 $1.62     $1.63     $1.44     $1.23    $1.46    $1.36    $1.28    $1.27    $1.19   $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,236     2,721    14,510    11,434    9,968    5,557    3,403    1,659      415      83
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/06/2003)
Accumulation unit
  value at beginning
  of period              $1.43     $1.18     $0.88     $1.43    $1.48    $1.31    $1.21    $1.03    $1.00      --
Accumulation unit
  value at end of
  period                 $1.38     $1.43     $1.18     $0.88    $1.43    $1.48    $1.31    $1.21    $1.03      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 286       342       389       373      359      380      407      389       72      --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit
  value at beginning
  of period              $1.14     $1.03     $0.86     $1.03    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.15     $1.14     $1.03     $0.86    $1.03       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 254       274     8,749    10,160    8,295       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit
  value at beginning
  of period              $1.17     $1.16     $0.93     $1.14    $1.17    $1.15    $1.03    $0.98    $0.84   $1.00
Accumulation unit
  value at end of
  period                 $1.14     $1.17     $1.16     $0.93    $1.14    $1.17    $1.15    $1.03    $0.98   $0.84
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 164       203       188       228      215      272      259      290      120      30
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit
  value at beginning
  of period              $0.76     $0.70     $0.57     $1.03    $0.96    $0.76    $0.69    $0.60    $0.48   $0.59
Accumulation unit
  value at end of
  period                 $0.62     $0.76     $0.70     $0.57    $1.03    $0.96    $0.76    $0.69    $0.60   $0.48
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,058     2,733     2,965     3,093    3,625    4,123    4,898    5,780    5,252   5,517
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  199

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit
  value at beginning
  of period              $1.13     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.06     $1.13        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 738       864        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.20     $0.96     $0.74     $1.24    $1.45    $1.25    $1.19    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.12     $1.20     $0.96     $0.74    $1.24    $1.45    $1.25    $1.19       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  17        17        17        18       20    1,199        4        4       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.12     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.07     $1.12        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               2,958     2,845        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.12     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.07     $1.12        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              29,473    35,540        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.04     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.06     $1.04        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               4,906     2,696        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.04     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.06     $1.04        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              20,689    20,921        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit
  value at beginning
  of period              $0.85     $0.78     $0.60     $0.99    $1.00       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $0.81     $0.85     $0.78     $0.60    $0.99       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 565       622    21,293    10,481    6,624       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.31     $1.09     $0.81     $1.30    $1.24    $1.09    $1.10    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.21     $1.31     $1.09     $0.81    $1.30    $1.24    $1.09    $1.10       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                  --        --        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.09     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.08     $1.09        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              33,733    30,458        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.09     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.08     $1.09        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)             127,883   131,141        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.11     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.08     $1.11        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              26,527    25,767        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.11     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.08     $1.11        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              66,149    77,624        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.07     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.07     $1.07        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               7,018     6,557        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period              $1.07     $1.00        --        --       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                 $1.07     $1.07        --        --       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              25,656    24,507        --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit
  value at beginning
  of period              $1.64     $1.33     $0.99     $1.47    $1.57    $1.32    $1.27    $1.07    $0.79   $1.00
Accumulation unit
  value at end of
  period                 $1.54     $1.64     $1.33     $0.99    $1.47    $1.57    $1.32    $1.27    $1.07   $0.79
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               1,423     1,652     1,946     2,163    2,437    2,461    2,507      735      158      35
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 200  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,      2011      2010      2009      2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit
  value at beginning
  of period              $2.18     $1.77     $1.20     $2.24    $1.95    $1.44    $1.20    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.83     $2.18     $1.77     $1.20    $2.24    $1.95    $1.44    $1.20       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 936       968     4,062     4,898    2,928    2,562    1,712      264       --      --
-----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit
  value at beginning
  of period              $1.42     $1.17     $0.83     $1.40    $1.35    $1.27    $1.16    $1.00       --      --
Accumulation unit
  value at end of
  period                 $1.35     $1.42     $1.17     $0.83    $1.40    $1.35    $1.27    $1.16       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                 828       999     4,279     3,607    2,886    1,545    1,215      162       --      --
-----------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2011      2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $1.04     $0.89    $0.59    $1.15    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.78     $1.04    $0.89    $0.59    $1.15       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      28        28       28       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $0.99     $0.90    $0.76    $1.30    $1.27    $1.11    $1.08   $1.00
Accumulation unit
  value at end of
  period                                     $1.03     $0.99    $0.90    $0.76    $1.30    $1.27    $1.11   $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     130       124       89      113      168      170      126      90
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.16     $1.13    $0.86    $1.87    $1.81    $1.36    $1.19   $1.00
Accumulation unit
  value at end of
  period                                     $0.92     $1.16    $1.13    $0.86    $1.87    $1.81    $1.36   $1.19
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   6,871     7,882   19,909   27,146   17,556   13,071    8,418   3,162
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.99     $0.85    $0.66    $0.90    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.96     $0.99    $0.85    $0.66    $0.90       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      --        --       --       --        9       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.02     $0.90    $0.68    $1.19    $1.01    $1.06    $1.06   $1.00
Accumulation unit
  value at end of
  period                                     $1.01     $1.02    $0.90    $0.68    $1.19    $1.01    $1.06   $1.06
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,936     4,147    5,039    6,040    6,538   19,124    6,266   2,495
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.13     $1.02    $0.87    $1.21    $1.30    $1.12    $1.09   $1.00
Accumulation unit
  value at end of
  period                                     $1.12     $1.13    $1.02    $0.87    $1.21    $1.30    $1.12   $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      87        16       16       19       24       29       15      26
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.02     $1.04    $1.06    $1.05    $1.03    $1.00    $0.99   $1.00
Accumulation unit
  value at end of
  period                                     $1.00     $1.02    $1.04    $1.06    $1.05    $1.03    $1.00   $0.99
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,045     2,910   11,536    5,320    3,584    1,771      839     136
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.20     $1.13    $1.00    $1.09    $1.06    $1.03    $1.03   $1.00
Accumulation unit
  value at end of
  period                                     $1.25     $1.20    $1.13    $1.00    $1.09    $1.06    $1.03   $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,517     3,451   52,732   52,913   49,906   27,709      237     220
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.34     $1.17    $0.93    $1.60    $1.51    $1.29    $1.15   $1.00
Accumulation unit
  value at end of
  period                                     $1.25     $1.34    $1.17    $0.93    $1.60    $1.51    $1.29   $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   7,706    10,251   47,600   45,615   31,206   25,297    8,506      34
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.00     $0.86    $0.71    $1.25    $1.24    $1.09    $1.05   $1.00
Accumulation unit
  value at end of
  period                                     $1.03     $1.00    $0.86    $0.71    $1.25    $1.24    $1.09   $1.05
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   5,131     7,801    9,323   10,215   10,759   11,734   14,054   9,019
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $2.49     $2.12    $1.24    $2.73    $2.01    $1.53    $1.17   $1.00
Accumulation unit
  value at end of
  period                                     $1.93     $2.49    $2.12    $1.24    $2.73    $2.01    $1.53   $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,042     2,330    8,001   12,125    7,826    7,742    4,979   2,159
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit
  value at beginning
  of period                                  $1.14     $1.12    $1.06    $1.08    $1.02    $1.00       --      --
Accumulation unit
  value at end of
  period                                     $1.23     $1.14    $1.12    $1.06    $1.08    $1.02       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,527     2,123   39,552   22,934   24,803   19,914       --      --
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  201

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011      2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit
  value at beginning
  of period                                  $1.22     $1.11    $0.78    $1.06    $1.06    $1.00       --      --
Accumulation unit
  value at end of
  period                                     $1.27     $1.22    $1.11    $0.78    $1.06    $1.06       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,238     1,849    2,437    3,077    4,084    8,585       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.49     $1.33    $0.88    $1.20    $1.20    $1.10    $1.08   $1.00
Accumulation unit
  value at end of
  period                                     $1.54     $1.49    $1.33    $0.88    $1.20    $1.20    $1.10   $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,037     1,429    3,043    3,808    4,514    5,751    3,150     830
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit
  value at beginning
  of period                                  $1.46     $1.32    $0.94    $1.18    $1.18    $1.11    $1.09   $1.00
Accumulation unit
  value at end of
  period                                     $1.52     $1.46    $1.32    $0.94    $1.18    $1.18    $1.11   $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     724       967   23,958   16,287   14,534    6,780        8       8
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.40     $1.25    $1.00    $1.71    $1.55    $1.27    $1.14   $1.00
Accumulation unit
  value at end of
  period                                     $1.20     $1.40    $1.25    $1.00    $1.71    $1.55    $1.27   $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       2         2        2        2        2        2        1      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.06     $0.92    $0.69    $1.26    $1.24    $1.14    $1.07   $1.00
Accumulation unit
  value at end of
  period                                     $1.01     $1.06    $0.92    $0.69    $1.26    $1.24    $1.14   $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     258       361      910    3,801    2,883       38       38      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.99     $0.83    $0.66    $1.12    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.94     $0.99    $0.83    $0.66    $1.12       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,287     1,574   44,625   33,416   21,154       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.86     $0.78    $0.57    $1.13    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.71     $0.86    $0.78    $0.57    $1.13       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      70        70       70       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.89     $0.74    $0.54    $0.99    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.80     $0.89    $0.74    $0.54    $0.99       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     145       167        3       98       69       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.11     $0.99    $0.80    $1.29    $1.25    $1.11    $1.08   $1.00
Accumulation unit
  value at end of
  period                                     $1.11     $1.11    $0.99    $0.80    $1.29    $1.25    $1.11   $1.08
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     198       211      155       94      147      142      132      48
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.04     $1.03    $1.00    $1.05    $1.01    $0.99    $1.00   $1.00
Accumulation unit
  value at end of
  period                                     $1.04     $1.04    $1.03    $1.00    $1.05    $1.01    $0.99   $1.00
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,924     2,722   10,350    5,772    5,294    3,802    1,781     218
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.45     $1.17    $0.95    $1.35    $1.41    $1.21    $1.17   $1.00
Accumulation unit
  value at end of
  period                                     $1.33     $1.45    $1.17    $0.95    $1.35    $1.41    $1.21   $1.17
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     585       721   23,264   17,911   14,170       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.96     $0.84    $0.71    $1.10    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.82     $0.96    $0.84    $0.71    $1.10       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      47        33       32       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.81     $0.75    $0.62    $1.09    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.68     $0.81    $0.75    $0.62    $1.09       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      --        --        8       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.23     $1.20    $0.94    $1.53    $1.50    $1.25    $1.14   $1.00
Accumulation unit
  value at end of
  period                                     $0.98     $1.23    $1.20    $0.94    $1.53    $1.50    $1.25   $1.14
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      24        21       19       38       24       24       26       7
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $1.06     $0.99    $0.70    $0.98    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.06    $0.99    $0.70    $0.98       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     562       719   17,706   14,635   11,432       --       --      --
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 202  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011      2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.37     $1.19    $0.90    $1.59    $1.38    $1.27    $1.11   $1.00
Accumulation unit
  value at end of
  period                                     $1.30     $1.37    $1.19    $0.90    $1.59    $1.38    $1.27   $1.11
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  10,938    14,844   26,124   44,134   42,111   45,962   19,309   6,485
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.22     $1.15    $1.02    $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit
  value at end of
  period                                     $1.28     $1.22    $1.15    $1.02    $1.08    $1.05    $1.03   $1.03
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   3,767     5,353   28,571   28,234   30,874   10,450    8,474   3,024
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.79     $1.42    $1.04    $1.75    $1.55    $1.40    $1.21   $1.00
Accumulation unit
  value at end of
  period                                     $1.57     $1.79    $1.42    $1.04    $1.75    $1.55    $1.40   $1.21
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,681     2,112   10,749   15,569    9,998    6,670    2,154     194
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.28     $1.16    $0.93    $1.70    $1.48    $1.28    $1.10   $1.00
Accumulation unit
  value at end of
  period                                     $1.04     $1.28    $1.16    $0.93    $1.70    $1.48    $1.28   $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,343     2,808    4,655    4,812    4,606    5,282    5,025   3,210
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.34     $1.21    $0.91    $1.32    $1.30    $1.12    $1.12   $1.00
Accumulation unit
  value at end of
  period                                     $1.35     $1.34    $1.21    $0.91    $1.32    $1.30    $1.12   $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,057     1,140    1,013    1,631    1,849    1,382    1,066     516
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.81     $1.61    $1.38    $1.33    $1.22    $1.10    $1.16   $1.00
Accumulation unit
  value at end of
  period                                     $1.76     $1.81    $1.61    $1.38    $1.33    $1.22    $1.10   $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   3,114     4,186   21,774   22,313   26,747   18,800    7,744   2,656
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.10     $1.04    $0.81    $1.44    $1.43    $1.20    $1.12   $1.00
Accumulation unit
  value at end of
  period                                     $1.00     $1.10    $1.04    $0.81    $1.44    $1.43    $1.20   $1.12
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     103       119      114      115      148      112       57      25
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.51     $1.23    $0.94    $1.53    $1.51    $1.32    $1.19   $1.00
Accumulation unit
  value at end of
  period                                     $1.39     $1.51    $1.23    $0.94    $1.53    $1.51    $1.32   $1.19
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   3,562     4,764   13,524   16,698   17,019   14,517    6,833   2,746
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.76     $0.69    $0.58    $0.94    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.78     $0.76    $0.69    $0.58    $0.94       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      --        --       27       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $0.97     $0.86    $0.73    $1.29    $1.18    $1.13    $1.06   $1.00
Accumulation unit
  value at end of
  period                                     $0.88     $0.97    $0.86    $0.73    $1.29    $1.18    $1.13   $1.06
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      96       107    2,537    2,458    2,494    2,008        3       3
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.23     $1.06    $0.76    $1.46    $1.35    $1.18    $1.10   $1.00
Accumulation unit
  value at end of
  period                                     $1.12     $1.23    $1.06    $0.76    $1.46    $1.35    $1.18   $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       9         9       17       70       73       19       19      12
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.92     $0.90    $0.72    $1.03    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.94     $0.92    $0.90    $0.72    $1.03       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      25        25       45        3       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.89     $0.80    $0.61    $1.04    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.81     $0.89    $0.80    $0.61    $1.04       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     940       984   35,468   16,452    9,747       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.13     $1.00    $0.79    $1.26    $1.31    $1.15    $1.13   $1.00
Accumulation unit
  value at end of
  period                                     $1.09     $1.13    $1.00    $0.79    $1.26    $1.31    $1.15   $1.13
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  13,815    18,929   34,501   43,308   39,815   41,096   23,606   8,260
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  203

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011      2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.93     $0.83    $0.62    $1.05    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.86     $0.93    $0.83    $0.62    $1.05       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,082     1,257   38,185   34,319   25,309       --       --      --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $1.03     $0.84    $0.60    $1.03    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $1.02     $1.03    $0.84    $0.60    $1.03       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      54        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.16     $1.08    $0.93    $1.22    $1.20    $1.09    $1.09   $1.00
Accumulation unit
  value at end of
  period                                     $1.15     $1.16    $1.08    $0.93    $1.22    $1.20    $1.09   $1.09
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      65        69       69       94      102      106       69      53
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $2.02     $1.81    $1.39    $2.28    $1.82    $1.42    $1.24   $1.00
Accumulation unit
  value at end of
  period                                     $2.11     $2.02    $1.81    $1.39    $2.28    $1.82    $1.42   $1.24
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      43        55       58       91      120       32        1       1
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.77     $0.64    $0.46    $0.85    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.68     $0.77    $0.64    $0.46    $0.85       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     249       265    8,046   11,790    4,909       --       --      --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $1.17     $0.90    $0.58    $1.12    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.17    $0.90    $0.58    $1.12       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      --        --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.04     $0.97    $0.69    $1.29    $1.15    $1.09    $1.06   $1.00
Accumulation unit
  value at end of
  period                                     $1.00     $1.04    $0.97    $0.69    $1.29    $1.15    $1.09   $1.06
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   4,615     6,424    7,178    8,981    8,700   10,182    8,509   3,218
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.40     $1.24    $0.90    $1.54    $1.48    $1.29    $1.15   $1.00
Accumulation unit
  value at end of
  period                                     $1.26     $1.40    $1.24    $0.90    $1.54    $1.48    $1.29   $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     113       127      149      169      231      209      177      72
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.33     $1.18    $1.02    $1.21    $1.13    $1.07    $1.07   $1.00
Accumulation unit
  value at end of
  period                                     $1.32     $1.33    $1.18    $1.02    $1.21    $1.13    $1.07   $1.07
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   4,711     6,319   41,343   38,121   38,909   20,731   11,203   4,674
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.35     $1.11    $0.83    $1.36    $1.41    $1.25    $1.16   $1.00
Accumulation unit
  value at end of
  period                                     $1.29     $1.35    $1.11    $0.83    $1.36    $1.41    $1.25   $1.16
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                      89        24       25       61       71       75       59      31
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $1.12     $1.01    $0.85    $1.03    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $1.12     $1.12    $1.01    $0.85    $1.03       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     718       853   20,192   30,027   26,289       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.11     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.06     $1.11       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                     242     2,128       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.11     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.06     $1.11       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  37,081    45,459       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.04     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.05     $1.04       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   3,605     2,840       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.04     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.05     $1.04       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  37,774    34,075       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 204  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2011      2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit
  value at beginning
  of period                                  $0.84     $0.77    $0.59    $0.99    $1.00       --       --      --
Accumulation unit
  value at end of
  period                                     $0.79     $0.84    $0.77    $0.59    $0.99       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,246     1,481   47,054   29,241   19,856       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.27     $1.06    $0.79    $1.28    $1.23    $1.08    $1.10   $1.00
Accumulation unit
  value at end of
  period                                     $1.17     $1.27    $1.06    $0.79    $1.28    $1.23    $1.08   $1.10
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                       8         8       --       28       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.09     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.09       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   4,056     2,407       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.09     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.09       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                 206,439   248,214       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.10     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.10       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,555       774       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.11     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.07     $1.11       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                 118,725   154,365       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.06     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.06     $1.06       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,095     1,480       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit
  value at beginning
  of period                                  $1.06     $1.00       --       --       --       --       --      --
Accumulation unit
  value at end of
  period                                     $1.06     $1.06       --       --       --       --       --      --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                  34,697    43,744       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.44     $1.18    $0.88    $1.31    $1.41    $1.19    $1.15   $1.00
Accumulation unit
  value at end of
  period                                     $1.35     $1.44    $1.18    $0.88    $1.31    $1.41    $1.19   $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   4,585     6,248    9,697   11,631   12,674   11,121   10,647   4,456
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $2.11     $1.72    $1.17    $2.20    $1.93    $1.43    $1.20   $1.00
Accumulation unit
  value at end of
  period                                     $1.77     $2.11    $1.72    $1.17    $2.20    $1.93    $1.43   $1.20
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   1,529     1,843    8,675   12,927    7,675    6,793    3,916   1,854
-----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit
  value at beginning
  of period                                  $1.38     $1.14    $0.81    $1.38    $1.33    $1.26    $1.15   $1.00
Accumulation unit
  value at end of
  period                                     $1.30     $1.38    $1.14    $0.81    $1.38    $1.33    $1.26   $1.15
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)                                   2,605     3,655   12,068   12,713   11,339    6,970    5,234   2,030
-----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  205

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firms..................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 206  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-333-3437


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.



45300 N (4/12)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY

                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY

                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY

                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY


               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY

           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY

                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY

                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY

                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY

              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
            (previously American Enterprise Variable Annuity Account)


                                 APRIL 30, 2012


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

1-800-333-3437



S-6318 M (4/12)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2011.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firms..................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements





 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2011



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates in 2011. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



------------------------------------------------------------------------------------------
Affiliated Funds*                                                             $375,323,649
Fidelity(R) Variable Insurance Products                                       $ 11,211,449
Oppenheimer Variable Account Funds                                            $  7,731,600
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds  $  6,416,521
AllianceBernstein Variable Products Series Fund, Inc.                         $  3,863,548
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $  3,689,040
American Century(R) Variable Portfolios, Inc.                                 $  3,226,293
Wells Fargo Advantage Variable Trust Funds                                    $  2,668,938
MFS(R) Variable Insurance Trust(SM)                                           $  2,652,876
Goldman Sachs Variable Insurance Trust                                        $  2,628,979
Janus Aspen Series                                                            $  2,104,576
Eaton Vance Variable Trust                                                    $  1,540,399
PIMCO Variable Insurance Trust                                                $  1,511,877
Morgan Stanley UIF                                                            $  1,222,625
Credit Suisse Trust                                                           $    967,210
Putnam Variable Trust                                                         $    886,796
Royce Capital Fund                                                            $    333,149
Third Avenue Variable Series Trust                                            $    284,955
Neuberger Berman Advisers Management Trust                                    $    141,445
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    110,050
Calvert Variable Series, Inc.                                                 $    104,488
Legg Mason Partners Variable Portfolios                                       $     41,396
Lincoln Variable Insurance Products Trust                                     $      2,074
Lazard Retirement Series, Inc.                                                $      1,336
J.P. Morgan Series Trust II                                                   $      1,145
------------------------------------------------------------------------------------------




   * Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.



 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.



The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2011 was $411,317,776, in 2010 was $391,347,519, and in 2009 was $307,628,681. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS





The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2011 and for the period then ended and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2011 and for the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.



The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2010 and for the two years in the period then ended and the statements of changes in net assets of each of the divisions of RiverSource Variable Annuity Account for the periods ended December 31, 2010, as disclosed in the financial statements included in this Statement of Additional Information have been included in reliance on the reports of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.




VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period   $1.11   $1.01  $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.11  $1.01  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6       5     17     32     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.53   $0.45  $0.30  $0.57  $0.48  $0.45  $0.44  $0.42  $0.30  $0.51
Accumulation unit value at end of period         $0.40   $0.53  $0.45  $0.30  $0.57  $0.48  $0.45  $0.44  $0.42  $0.30
Number of accumulation units outstanding at
end of period (000 omitted)                         89      80    126    156    276    482    552    588    655    372
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $1.04   $0.93  $0.78  $1.33  $1.28  $1.11  $1.07  $0.97  $0.74  $0.97
Accumulation unit value at end of period         $1.09   $1.04  $0.93  $0.78  $1.33  $1.28  $1.11  $1.07  $0.97  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                        295     416    688  1,006  1,348  1,482  1,471  1,573  1,510  1,341
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period   $1.04   $1.01  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.83   $1.04  $1.01     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          4      18      7     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.65   $0.60  $0.44  $0.74  $0.66  $0.67  $0.59  $0.55  $0.45  $0.65
Accumulation unit value at end of period         $0.62   $0.65  $0.60  $0.44  $0.74  $0.66  $0.67  $0.59  $0.55  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                        128     210    363    517    863    934    882    881    893  1,003
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.24   $1.05  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22   $1.24  $1.05     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.19   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.19  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.15   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15   $1.15  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.08   $0.97  $0.79  $1.13  $1.13  $0.99  $0.97  $0.89  $0.75  $0.87
Accumulation unit value at end of period         $1.09   $1.08  $0.97  $0.79  $1.13  $1.13  $0.99  $0.97  $0.89  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                         55      74    235    277    225     58     73     48     49     39
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.14   $1.15  $1.16  $1.15  $1.10  $1.07  $1.05  $1.05  $1.06  $1.06
Accumulation unit value at end of period         $1.13   $1.14  $1.15  $1.16  $1.15  $1.10  $1.07  $1.05  $1.05  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                        341     576    492    720  1,135    646    695    691    813    697
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.37   $1.27  $1.12  $1.21  $1.16  $1.13  $1.11  $1.08  $1.04  $1.00
Accumulation unit value at end of period         $1.44   $1.37  $1.27  $1.12  $1.21  $1.16  $1.13  $1.11  $1.08  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                        317     645    713    743  1,355  1,120  1,133  1,115    572     63
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.57   $1.36  $1.08  $1.83  $1.71  $1.44  $1.28  $1.10  $0.78  $1.00
Accumulation unit value at end of period         $1.48   $1.57  $1.36  $1.08  $1.83  $1.71  $1.44  $1.28  $1.10  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                        130     223    356    367    455    367    326    294    140     26
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period   $0.90   $0.78  $0.63  $1.10  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.94   $0.90  $0.78  $0.63  $1.10  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        126     203    307    325    354    377     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.24   $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.97   $1.24  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      12      5     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.01   $0.98  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.10   $1.01  $0.98     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         54      46     17     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period   $1.13   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.19   $1.13  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.16   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.16  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.14   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.20   $1.14  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         24      37     15     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.15   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $1.15  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.10   $0.95  $0.70  $1.27  $1.24  $1.13  $1.05  $0.98  $0.81  $1.00
Accumulation unit value at end of period         $1.05   $1.10  $0.95  $0.70  $1.27  $1.24  $1.13  $1.05  $0.98  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                          6       6      7     24     30     33     24     28     24     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (11/30/2009)
Accumulation unit value at beginning of period   $1.22   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.22  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          9      45     20     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period   $1.13   $1.01  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.94   $1.13  $1.01     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period   $1.79   $1.43  $0.89  $1.62  $1.44  $1.46  $1.33  $1.24  $1.02  $1.00
Accumulation unit value at end of period         $1.51   $1.79  $1.43  $0.89  $1.62  $1.44  $1.46  $1.33  $1.24  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                          1       1      1      1      1      1      1      1      1     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.28   $1.05  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.16   $1.28  $1.05     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $0.92   $0.81  $0.65  $1.04  $1.00  $0.88  $0.85  $0.78  $0.61  $0.80
Accumulation unit value at end of period         $0.93   $0.92  $0.81  $0.65  $1.04  $1.00  $0.88  $0.85  $0.78  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                        291     404    521    683    746    811    799    771    748    360
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.56   $1.24  $0.90  $1.48  $1.56  $1.41  $1.36  $1.16  $0.79  $0.96
Accumulation unit value at end of period         $1.41   $1.56  $1.24  $0.90  $1.48  $1.56  $1.41  $1.36  $1.16  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --      9     12     16     22     23     26     15     14
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.29   $1.27  $1.22  $1.26  $1.21  $1.18  $1.17  $1.17  $1.17  $1.11
Accumulation unit value at end of period         $1.30   $1.29  $1.27  $1.22  $1.26  $1.21  $1.18  $1.17  $1.17  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                        158     313    373    561    759    861    873    916    849    645
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period   $1.33   $1.06  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.24   $1.33  $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      30     14     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at beginning of period   $1.19   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.03   $1.19  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.11   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.93   $1.11  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.05   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.84   $1.05  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at beginning of period   $1.11   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.11  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         21      19      6     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.45   $1.25  $0.93  $1.64  $1.41  $1.27  $1.10  $0.96  $0.76  $0.85
Accumulation unit value at end of period         $1.40   $1.45  $1.25  $0.93  $1.64  $1.41  $1.27  $1.10  $0.96  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                        127     126    184    341    843    953  1,030    993    957    633
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.63   $1.41  $1.05  $1.85  $1.59  $1.44  $1.25  $1.10  $0.86  $1.00
Accumulation unit value at end of period         $1.57   $1.63  $1.41  $1.05  $1.85  $1.59  $1.44  $1.25  $1.10  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                        447     873  1,505  1,719  1,897  2,032  2,013  1,844  1,212    209
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.12   $0.91  $0.72  $1.38  $1.10  $1.05  $1.00  $0.98  $0.75  $1.00
Accumulation unit value at end of period         $1.11   $1.12  $0.91  $0.72  $1.38  $1.10  $1.05  $1.00  $0.98  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                         37      48     79    113    149    130    135    139    127     18
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.36   $1.21  $0.85  $1.14  $1.12  $1.02  $1.01  $0.93  $0.74  $0.72
Accumulation unit value at end of period         $1.40   $1.36  $1.21  $0.85  $1.14  $1.12  $1.02  $1.01  $0.93  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                         68      80    148    259    264    215    219    215    204    114
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.06   $0.99  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.06  $0.99     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          3      28      9     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $2.76   $2.16  $1.56  $2.61  $2.28  $2.04  $1.75  $1.41  $1.03  $1.16
Accumulation unit value at end of period         $2.44   $2.76  $2.16  $1.56  $2.61  $2.28  $2.04  $1.75  $1.41  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                         44      71    129    238    505    657    667    728    693    699
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $2.24   $1.76  $1.27  $2.13  $1.86  $1.68  $1.43  $1.16  $0.85  $1.00
Accumulation unit value at end of period         $1.98   $2.24  $1.76  $1.27  $2.13  $1.86  $1.68  $1.43  $1.16  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        212     350    628    721    821    841    769    737    543     94
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.47   $1.32  $1.06  $1.90  $1.64  $1.41  $1.20  $1.07  $0.75  $1.00
Accumulation unit value at end of period         $1.21   $1.47  $1.32  $1.06  $1.90  $1.64  $1.41  $1.20  $1.07  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                         16      62    122    147    189    159    108     64     53     23
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.39   $1.16  $0.98  $1.72  $2.20  $1.84  $1.64  $1.26  $0.93  $1.00
Accumulation unit value at end of period         $1.30   $1.39  $1.16  $0.98  $1.72  $2.20  $1.84  $1.64  $1.26  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                         44      76     95     90    106    130    125     99     68     14
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.16   $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.16  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         18       2     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.66   $1.31  $1.02  $1.54  $1.60  $1.38  $1.28  $1.05  $0.80  $1.00
Accumulation unit value at end of period         $1.58   $1.66  $1.31  $1.02  $1.54  $1.60  $1.38  $1.28  $1.05  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                         88     114    219    285    324    313    315    231    169     24
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.00   $0.79  $0.56  $0.98  $0.89  $0.83  $0.80  $0.72  $0.53  $0.75
Accumulation unit value at end of period         $0.95   $1.00  $0.79  $0.56  $0.98  $0.89  $0.83  $0.80  $0.72  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                        124     284    441    623    769    877    916    978    712    656
--------------------------------------------------------------------------------------------------------------------------



 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.57   $1.43  $1.14  $1.84  $1.79  $1.53  $1.40  $1.25  $1.01  $1.16
Accumulation unit value at end of period         $1.54   $1.57  $1.43  $1.14  $1.84  $1.79  $1.53  $1.40  $1.25  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        716   1,184  1,983  2,405  3,218  3,435  3,555  3,640  2,566    753
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $2.79   $2.40  $1.40  $2.99  $2.35  $1.85  $1.47  $1.19  $0.79  $0.80
Accumulation unit value at end of period         $2.32   $2.79  $2.40  $1.40  $2.99  $2.35  $1.85  $1.47  $1.19  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     22     41     22     10      6     --      9
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.35   $1.26  $0.93  $1.57  $1.38  $1.14  $1.05  $0.89  $0.68  $0.85
Accumulation unit value at end of period         $1.20   $1.35  $1.26  $0.93  $1.57  $1.38  $1.14  $1.05  $0.89  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                        170     251    583    835  1,046  1,146  1,113  1,058    734    513
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.14   $1.01  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.14  $1.01     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         22      28      9     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.09   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $1.09  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.30   $1.05  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.30  $1.05     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      11      5     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.14   $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.17   $1.14  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.95   $0.90  $0.61  $1.29  $1.28  $1.15  $1.10  $1.00  $0.76  $1.00
Accumulation unit value at end of period         $0.91   $0.95  $0.90  $0.61  $1.29  $1.28  $1.15  $1.10  $1.00  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                        297     468    748    743    806    813    843    909    623    113
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.68   $0.60  $0.50  $0.88  $0.79  $0.75  $0.70  $0.66  $0.52  $0.69
Accumulation unit value at end of period         $0.62   $0.68  $0.60  $0.50  $0.88  $0.79  $0.75  $0.70  $0.66  $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                         26      65     74    168    258    299    337    331    410    506
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.26   $1.10  $0.92  $1.62  $1.47  $1.40  $1.30  $1.24  $0.97  $1.00
Accumulation unit value at end of period         $1.14   $1.26  $1.10  $0.92  $1.62  $1.47  $1.40  $1.30  $1.24  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                          6       6      6      6     15     11     11     11     12     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.35   $1.15  $0.82  $1.56  $1.43  $1.24  $1.15  $1.00  $0.75  $1.00
Accumulation unit value at end of period         $1.24   $1.35  $1.15  $0.82  $1.56  $1.43  $1.24  $1.15  $1.00  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                         16      42     72     64     58     59     56     51     62     30
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.11   $1.02  $0.80  $1.16  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.11  $1.02  $0.80  $1.16  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         52      33     39     86    148    254     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.09   $1.01  $0.80  $1.16  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.09  $1.01  $0.80  $1.16  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2       2      9     30     19     24     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.09   $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.09  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10       2     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.14   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05   $1.14  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          8      36     15     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.57   $1.37  $1.08  $1.69  $1.75  $1.52  $1.48  $1.27  $0.98  $1.00
Accumulation unit value at end of period         $1.52   $1.57  $1.37  $1.08  $1.69  $1.75  $1.52  $1.48  $1.27  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         29      77    120    113    111    125    144    139     57      1
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.59   $1.44  $1.17  $1.74  $1.72  $1.49  $1.38  $1.22  $0.96  $1.00
Accumulation unit value at end of period         $1.54   $1.59  $1.44  $1.17  $1.74  $1.72  $1.49  $1.38  $1.22  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         13     216    263    304    334    329    325    275     74      2
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.17   $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.10   $1.17  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          8      39     17     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (11/30/2009)
Accumulation unit value at beginning of period   $1.33   $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.33   $1.33  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $0.76   $0.68  $0.50  $0.80  $0.72  $0.68  $0.66  $0.61  $0.50  $0.71
Accumulation unit value at end of period         $0.76   $0.76  $0.68  $0.50  $0.80  $0.72  $0.68  $0.66  $0.61  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                         65     128    327    449    370    419    500    482    515    421
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.36   $1.01  $0.63  $1.05  $1.03  $0.92  $0.89  $0.84  $0.64  $0.95
Accumulation unit value at end of period         $1.20   $1.36  $1.01  $0.63  $1.05  $1.03  $0.92  $0.89  $0.84  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                         54     137    197    204    314    454    474    495    388    165
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.47   $1.35  $1.16  $1.51  $1.47  $1.33  $1.31  $1.19  $1.04  $1.10
Accumulation unit value at end of period         $1.48   $1.47  $1.35  $1.16  $1.51  $1.47  $1.33  $1.31  $1.19  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                        662   1,080  1,849  2,581  3,209  3,243  3,188  2,934  2,457  1,585
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of period   $2.60   $2.31  $1.76  $2.85  $2.26  $1.74  $1.51  $1.17  $0.87  $1.00
Accumulation unit value at end of period         $2.74   $2.60  $2.31  $1.76  $2.85  $2.26  $1.74  $1.51  $1.17  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                         18      23     33     60    136    124     98     53     40     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.25   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11   $1.25  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         20       7      3     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.35   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.24   $1.35  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period   $2.31   $1.80  $1.41  $2.30  $2.80  $2.05  $1.77  $1.31  $0.96  $1.00
Accumulation unit value at end of period         $2.42   $2.31  $1.80  $1.41  $2.30  $2.80  $2.05  $1.77  $1.31  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                          3       4      4      4     27     39     45     22     18     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.11   $1.03  $0.72  $1.34  $1.19  $1.11  $1.07  $1.01  $0.78  $1.00
Accumulation unit value at end of period         $1.08   $1.11  $1.03  $0.72  $1.34  $1.19  $1.11  $1.07  $1.01  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                         64     217    274    315    318    339    399    377    130      9
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.64   $1.44  $1.04  $1.76  $1.68  $1.44  $1.28  $1.09  $0.77  $1.00
Accumulation unit value at end of period         $1.49   $1.64  $1.44  $1.04  $1.76  $1.68  $1.44  $1.28  $1.09  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                         57     110    210    287    384    376    391    303    154     25
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.70   $1.50  $1.28  $1.51  $1.39  $1.31  $1.29  $1.20  $1.04  $1.00
Accumulation unit value at end of period         $1.69   $1.70  $1.50  $1.28  $1.51  $1.39  $1.31  $1.29  $1.20  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                        365     704  1,221  1,572  1,717  1,600  1,586  1,442    995     38
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.41   $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18  $0.96  $1.00
Accumulation unit value at end of period         $0.39   $0.41  $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         86     280    539    351    422    402    397    349    301     18
--------------------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.63   $1.34  $0.99  $1.61  $1.65  $1.45  $1.34  $1.13  $0.79  $1.00
Accumulation unit value at end of period         $1.58   $1.63  $1.34  $0.99  $1.61  $1.65  $1.45  $1.34  $1.13  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                         76     117    205    221    249    248    220    170    121     33
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at beginning of period   $1.11   $0.99  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.11  $0.99     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      24     12     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.41   $1.39  $1.12  $1.36  $1.38  $1.36  $1.21  $1.14  $0.98  $1.00
Accumulation unit value at end of period         $1.38   $1.41  $1.39  $1.12  $1.36  $1.38  $1.36  $1.21  $1.14  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                          3       3      8      8     18     27     28     22     20     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period   $1.08   $0.96  $0.74  $1.22  $1.32  $1.15  $1.10  $1.00  $0.79  $0.99
Accumulation unit value at end of period         $1.02   $1.08  $0.96  $0.74  $1.22  $1.32  $1.15  $1.10  $1.00  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                         88     163    212    278    376    343    383    455    530    379
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.31   $1.20  $0.97  $1.76  $1.64  $1.29  $1.17  $1.01  $0.80  $1.00
Accumulation unit value at end of period         $1.08   $1.31  $1.20  $0.97  $1.76  $1.64  $1.29  $1.17  $1.01  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        117     210    300    325    392    419    350    360    178     33
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.96   $0.87  $0.63  $1.11  $0.99  $0.79  $0.68  $0.60  $0.46  $0.53
Accumulation unit value at end of period         $0.78   $0.96  $0.87  $0.63  $1.11  $0.99  $0.79  $0.68  $0.60  $0.46
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     16     41    137    238    250    217    209    232
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.13   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         15      21     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.13   $0.98  $0.74  $1.22  $1.22  $1.11  $1.07  $1.00  $0.81  $1.00
Accumulation unit value at end of period         $1.09   $1.13  $0.98  $0.74  $1.22  $1.22  $1.11  $1.07  $1.00  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                          3       3      3      3      3      3      3      6      4      1
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     12,384  13,419     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     15,343  15,181     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      5,679   5,530     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      5,420   2,526     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.13   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.13  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          9      48     20     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.29   $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.19   $1.29  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     57,387  56,613     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     56,777  57,303     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     40,955  40,503     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     40,197  41,590     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     15,369  12,869     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     15,201  16,063     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.69   $1.38  $1.02  $1.50  $1.59  $1.34  $1.28  $1.08  $0.79  $1.00
Accumulation unit value at end of period         $1.60   $1.69  $1.38  $1.02  $1.50  $1.59  $1.34  $1.28  $1.08  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                         35      45     62     68     80     78     77     86     54     21
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at beginning of period   $1.27   $1.03  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.27  $1.03     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      15      5     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at beginning of period   $1.32   $1.08  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.26   $1.32  $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      10      5     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period   $1.51   $1.31  $1.14  $1.97  $1.73  $1.42  $1.23  $1.05  $1.00     --
Accumulation unit value at end of period         $1.31   $1.51  $1.31  $1.14  $1.97  $1.73  $1.42  $1.23  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                         18      20     31    105    196    180    142    109     57     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.72   $1.49  $1.30  $2.25  $1.98  $1.63  $1.42  $1.21  $0.93  $1.00
Accumulation unit value at end of period         $1.48   $1.72  $1.49  $1.30  $2.25  $1.98  $1.63  $1.42  $1.21  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        140     192    237    227    294    327    333    336    225     31
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period   $1.09   $0.92  $0.65  $0.90  $0.81  $0.77  $0.75  $0.71  $0.51  $0.69
Accumulation unit value at end of period         $1.02   $1.09  $0.92  $0.65  $0.90  $0.81  $0.77  $0.75  $0.71  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                         48      71     95    149    195    256    264    332    414    338
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $2.03   $1.71  $1.20  $1.68  $1.52  $1.45  $1.41  $1.33  $0.96  $1.00
Accumulation unit value at end of period         $1.89   $2.03  $1.71  $1.20  $1.68  $1.52  $1.45  $1.41  $1.33  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        241     292    314    348    449    462    480    368    237     86
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (08/26/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         22      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        504      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.28   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.28     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         51      65     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of period   $1.22   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.22     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         33      38     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.22   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.22     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        214     350     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        299     469     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                $1.11    $1.01   $0.82   $1.00      --     --
Accumulation unit value at end of period                      $1.06    $1.11   $1.01   $0.82      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                $1.07    $0.91   $0.60   $1.16   $1.00     --
Accumulation unit value at end of period                      $0.81    $1.07   $0.91   $0.60   $1.16     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    10       10      10      --      --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                $0.89    $0.80   $0.67   $1.15   $1.11  $1.00
Accumulation unit value at end of period                      $0.94    $0.89   $0.80   $0.67   $1.15  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                    64       71      36      20       9      3
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                $0.74    $0.72   $0.54   $1.17   $1.12  $1.00
Accumulation unit value at end of period                      $0.59    $0.74   $0.72   $0.54   $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   190      193  14,182  15,838   6,819  2,227
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                $1.22    $1.17   $1.08   $1.10   $1.02  $1.00
Accumulation unit value at end of period                      $1.35    $1.22   $1.17   $1.08   $1.10  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   130       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                $1.02    $0.91   $0.69   $1.26   $1.08  $1.00
Accumulation unit value at end of period                      $0.89    $1.02   $0.91   $0.69   $1.26  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $1.02    $0.86   $0.67   $0.90   $1.00     --
Accumulation unit value at end of period                      $1.00    $1.02   $0.86   $0.67   $0.90     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period                $1.02    $0.89   $0.67   $1.15   $0.97  $1.00
Accumulation unit value at end of period                      $1.02    $1.02   $0.89   $0.67   $1.15  $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                     8        8      11      11      22  4,219
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                $1.01    $0.90   $0.76   $1.05   $1.12  $1.00
Accumulation unit value at end of period                      $1.00    $1.01   $0.90   $0.76   $1.05  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     6        6       7      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.05    $1.07   $1.07   $1.06   $1.02  $1.00
Accumulation unit value at end of period                      $1.04    $1.05   $1.07   $1.07   $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   204      344   6,729   1,399     321     67
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.22    $1.14   $1.01   $1.09   $1.04  $1.00
Accumulation unit value at end of period                      $1.29    $1.22   $1.14   $1.01   $1.09  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   341      374  36,842  27,863  19,798  8,562
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $0.98    $0.84   $0.67   $1.14   $1.06  $1.00
Accumulation unit value at end of period                      $0.92    $0.98   $0.84   $0.67   $1.14  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   271      304  38,327  27,148  12,478  5,812
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $0.90    $0.77   $0.63   $1.10   $1.08  $1.00
Accumulation unit value at end of period                      $0.94    $0.90   $0.77   $0.63   $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    30       30      28      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.45    $1.22   $0.71   $1.55   $1.13  $1.00
Accumulation unit value at end of period                      $1.13    $1.45   $1.22   $0.71   $1.55  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   118      124   6,961   8,276   3,593  1,590
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.19    $1.15   $1.09   $1.10   $1.03  $1.00
Accumulation unit value at end of period                      $1.29    $1.19   $1.15   $1.09   $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   238      269  27,402  11,339   9,543  6,089
---------------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period                $1.26    $1.14   $0.80   $1.08   $1.07  $1.00
Accumulation unit value at end of period                      $1.33    $1.26   $1.14   $0.80   $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    42       43      35      18      27  1,524
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.36    $1.20   $0.79   $1.07   $1.06  $1.00
Accumulation unit value at end of period                      $1.42    $1.36   $1.20   $0.79   $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     6        7     477     490     517    761
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.35    $1.21   $0.86   $1.07   $1.05  $1.00
Accumulation unit value at end of period                      $1.42    $1.35   $1.21   $0.86   $1.07  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                   154      173  20,105  10,342   7,039  2,214
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.00    $0.88   $0.70   $1.19   $1.07  $1.00
Accumulation unit value at end of period                      $0.86    $1.00   $0.88   $0.70   $1.19  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $0.93    $0.80   $0.59   $1.08   $1.05  $1.00
Accumulation unit value at end of period                      $0.89    $0.93   $0.80   $0.59   $1.08  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --        9      24   1,417     997     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period                $1.02    $0.85   $0.67   $1.13   $1.00     --
Accumulation unit value at end of period                      $0.98    $1.02   $0.85   $0.67   $1.13     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   281      307  34,403  19,916   9,765     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period                $0.89    $0.79   $0.58   $1.14   $1.00     --
Accumulation unit value at end of period                      $0.74    $0.89   $0.79   $0.58   $1.14     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    55       39      39      32      20     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.19    $0.95   $0.59   $1.08   $0.96  $1.00
Accumulation unit value at end of period                      $1.00    $1.19   $0.95   $0.59   $1.08  $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                $0.92    $0.76   $0.54   $1.00   $1.00     --
Accumulation unit value at end of period                      $0.83    $0.92   $0.76   $0.54   $1.00     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     7        7       7      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $0.99    $0.88   $0.70   $1.13   $1.09  $1.00
Accumulation unit value at end of period                      $1.00    $0.99   $0.88   $0.70   $1.13  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   197      186     195       7       4      2
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $0.97    $0.81   $0.65   $1.08   $1.10  $1.00
Accumulation unit value at end of period                      $0.94    $0.97   $0.81   $0.65   $1.08  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.10    $1.08   $1.03   $1.07   $1.03  $1.00
Accumulation unit value at end of period                      $1.10    $1.10   $1.08   $1.03   $1.07  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   158      160   4,815   1,449     711    239
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period                $1.10    $0.88   $0.71   $1.00   $1.04  $1.00
Accumulation unit value at end of period                      $1.02    $1.10   $0.88   $0.71   $1.00  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   189      199  24,798  13,624   7,836      5
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $0.99    $0.86   $0.72   $1.10   $1.00     --
Accumulation unit value at end of period                      $0.85    $0.99   $0.86   $0.72   $1.10     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    22       18       4      --      --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.98    $0.78   $0.58   $0.99   $0.98  $1.00
Accumulation unit value at end of period                      $0.97    $0.98   $0.78   $0.58   $0.99  $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.28    $1.00   $0.64   $1.11   $0.98  $1.00
Accumulation unit value at end of period                      $1.17    $1.28   $1.00   $0.64   $1.11  $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --       2    950
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.13    $0.99   $0.82   $1.18   $1.12  $1.00
Accumulation unit value at end of period                      $1.22    $1.13   $0.99   $0.82   $1.18  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.84    $0.77   $0.62   $1.10   $1.00     --
Accumulation unit value at end of period                      $0.71    $0.84   $0.77   $0.62   $1.10     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     8       13      14       3       2     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.90    $0.88   $0.68   $1.10   $1.07  $1.00
Accumulation unit value at end of period                      $0.73    $0.90   $0.88   $0.68   $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                     9        8       5      --      --     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.10    $1.02   $0.71   $0.99   $1.00     --
Accumulation unit value at end of period                      $1.11    $1.10   $1.02   $0.71   $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   114      121  13,404   8,170   4,857     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.05    $0.91   $0.68   $1.20   $1.03  $1.00
Accumulation unit value at end of period                      $1.01    $1.05   $0.91   $0.68   $1.20  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   204      243   7,928  17,964  12,765  9,751
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.03    $0.84   $0.66   $1.27   $1.01  $1.00
Accumulation unit value at end of period                      $1.01    $1.03   $0.84   $0.66   $1.27  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5        5       5       2       5      5
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.24    $1.17   $1.02   $1.07   $1.04  $1.00
Accumulation unit value at end of period                      $1.32    $1.24   $1.17   $1.02   $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   222      238  16,651  11,995   8,725    859
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.19    $0.94   $0.68   $1.13   $0.99  $1.00
Accumulation unit value at end of period                      $1.05    $1.19   $0.94   $0.68   $1.13  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                   103      135   9,053  11,273   4,921  1,866
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $0.94    $0.85   $0.68   $1.22   $1.05  $1.00
Accumulation unit value at end of period                      $0.77    $0.94   $0.85   $0.68   $1.22  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                    26       30     906   1,281   1,053    434
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $0.72    $0.60   $0.51   $0.90   $1.15  $1.00
Accumulation unit value at end of period                      $0.67    $0.72   $0.60   $0.51   $0.90  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3        3     233     364     498      1
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.19    $1.07   $0.79   $1.14   $1.11  $1.00
Accumulation unit value at end of period                      $1.21    $1.19   $1.07   $0.79   $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                   276      240     181     120     132      6
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.03    $0.87   $0.75   $1.03   $1.07  $1.00
Accumulation unit value at end of period                      $1.09    $1.03   $0.87   $0.75   $1.03  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3       27      27      27      27      1
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.12    $0.88   $0.62   $1.09   $0.99  $1.00
Accumulation unit value at end of period                      $1.05    $1.12   $0.88   $0.62   $1.09  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3        3       3       3       3      2
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $0.96    $0.87   $0.70   $1.12   $1.09  $1.00
Accumulation unit value at end of period                      $0.94    $0.96   $0.87   $0.70   $1.12  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    39       63      66      66      83  2,313
---------------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.61    $1.42   $1.21   $1.15   $1.05  $1.00
Accumulation unit value at end of period                      $1.58    $1.61   $1.42   $1.21   $1.15  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                   231      238  14,147  11,041   9,216  3,787
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $0.88    $0.83   $0.64   $1.12   $1.11  $1.00
Accumulation unit value at end of period                      $0.81    $0.88   $0.83   $0.64   $1.12  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                   100      139     160     105     116      1
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.12    $0.90   $0.69   $1.10   $1.08  $1.00
Accumulation unit value at end of period                      $1.03    $1.12   $0.90   $0.69   $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   117      110   7,647   7,744   5,921  3,150
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.79    $0.70   $0.59   $0.94   $1.00     --
Accumulation unit value at end of period                      $0.81    $0.79   $0.70   $0.59   $0.94     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    31       15      16       3       2     --
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.78    $0.74   $0.51   $1.06   $1.06  $1.00
Accumulation unit value at end of period                      $0.75    $0.78   $0.74   $0.51   $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.84    $0.74   $0.62   $1.09   $0.99  $1.00
Accumulation unit value at end of period                      $0.77    $0.84   $0.74   $0.62   $1.09  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                    40       32   1,288   1,224   1,210    493
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.95    $0.81   $0.58   $1.11   $1.01  $1.00
Accumulation unit value at end of period                      $0.87    $0.95   $0.81   $0.58   $1.11  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --       3      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.95    $0.92   $0.73   $1.03   $1.00     --
Accumulation unit value at end of period                      $0.98    $0.95   $0.92   $0.73   $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3        5       8      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.91    $0.82   $0.61   $1.05   $1.00     --
Accumulation unit value at end of period                      $0.84    $0.91   $0.82   $0.61   $1.05     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   198      214  27,658   9,069   4,018     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.15    $1.02   $0.80   $1.13   $1.04  $1.00
Accumulation unit value at end of period                      $1.07    $1.15   $1.02   $0.80   $1.13  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.98    $0.85   $0.67   $1.06   $1.09  $1.00
Accumulation unit value at end of period                      $0.95    $0.98   $0.85   $0.67   $1.06  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   107      126  11,689  12,787   7,163  5,339
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.96    $0.85   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                      $0.90    $0.96   $0.85   $0.63   $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   240      267  29,424  20,536  11,694     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $1.06    $0.86   $0.61   $1.03   $1.00     --
Accumulation unit value at end of period                      $1.07    $1.06   $0.86   $0.61   $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     4        9      20      --      --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.08    $0.97   $0.70   $1.13   $1.03  $1.00
Accumulation unit value at end of period                      $1.07    $1.08   $0.97   $0.70   $1.13  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.32    $0.98   $0.61   $1.02   $1.00  $1.00
Accumulation unit value at end of period                      $1.17    $1.32   $0.98   $0.61   $1.02  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                     4        5       5       2       2      5
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.07    $0.99   $0.85   $1.10   $1.07  $1.00
Accumulation unit value at end of period                      $1.07    $1.07   $0.99   $0.85   $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    11       15      32      --      --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.40    $1.25   $0.95   $1.54   $1.22  $1.00
Accumulation unit value at end of period                      $1.48    $1.40   $1.25   $0.95   $1.54  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                    15       15      15      10       9      2
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.79    $0.66   $0.47   $0.85   $1.00     --
Accumulation unit value at end of period                      $0.71    $0.79   $0.66   $0.47   $0.85     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    48       53   6,317   7,158   2,329     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $1.21    $0.92   $0.59   $1.13   $1.00     --
Accumulation unit value at end of period                      $1.11    $1.21   $0.92   $0.59   $1.13     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    30       31      30      12      12     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.01    $0.79   $0.62   $1.01   $1.23  $1.00
Accumulation unit value at end of period                      $1.05    $1.01   $0.79   $0.62   $1.01  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                    69       72      75      75      71     46
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.95    $0.88   $0.62   $1.15   $1.02  $1.00
Accumulation unit value at end of period                      $0.93    $0.95   $0.88   $0.62   $1.15  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    49       49      49      30      32     12
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.04    $0.91   $0.66   $1.12   $1.07  $1.00
Accumulation unit value at end of period                      $0.94    $1.04   $0.91   $0.66   $1.12  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    39       33      36      22      10      1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.27    $1.12   $0.96   $1.13   $1.04  $1.00
Accumulation unit value at end of period                      $1.27    $1.27   $1.12   $0.96   $1.13  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   249      266  27,967  18,542  13,059  3,108
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.99    $0.81   $0.60   $0.98   $1.00  $1.00
Accumulation unit value at end of period                      $0.95    $0.99   $0.81   $0.60   $0.98  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                    14       24      25      24      24     20
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.16    $1.04   $0.86   $1.04   $1.00     --
Accumulation unit value at end of period                      $1.17    $1.16   $1.04   $0.86   $1.04     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   154      174  15,157  17,312  11,741     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.05    $1.04   $0.83   $1.01   $1.03  $1.00
Accumulation unit value at end of period                      $1.03    $1.05   $1.04   $0.83   $1.01  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.87    $0.80   $0.65   $1.17   $1.09  $1.00
Accumulation unit value at end of period                      $0.72    $0.87   $0.80   $0.65   $1.17  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                $1.13    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06    $1.13      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                $0.87    $0.70   $0.54   $0.90   $1.04  $1.00
Accumulation unit value at end of period                      $0.82    $0.87   $0.70   $0.54   $0.90  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --       6  1,670
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   472      509      --      --      --     --
---------------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                31,406   35,636      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   884      947      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                28,351   22,295      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                $0.87    $0.78   $0.60   $0.99   $1.00     --
Accumulation unit value at end of period                      $0.83    $0.87   $0.78   $0.60   $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   258      295  36,770  16,104   7,996     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.13    $0.94   $0.69   $1.10   $1.05  $1.00
Accumulation unit value at end of period                      $1.04    $1.13   $0.94   $0.69   $1.10  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                     2        2       2      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 6,568    7,272      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               229,158  241,303      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,069    3,301      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               113,447  126,812      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,521    2,064      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                33,464   37,757      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.12    $0.91   $0.67   $0.99   $1.05  $1.00
Accumulation unit value at end of period                      $1.06    $1.12   $0.91   $0.67   $0.99  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                     4        5     733     845     639     --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period                $1.24    $1.01   $0.68   $1.26   $1.09  $1.00
Accumulation unit value at end of period                      $1.05    $1.24   $1.01   $0.68   $1.26  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   106      119   8,978  10,601   4,011  2,127
---------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period                $1.07    $0.88   $0.62   $1.05   $1.00  $1.00
Accumulation unit value at end of period                      $1.02    $1.07   $0.88   $0.62   $1.05  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                    67       70   7,396   5,499   3,212    306
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.03    $0.92   $0.81   $1.15   $1.08  $1.00
Accumulation unit value at end of period                      $1.09    $1.03   $0.92   $0.81   $1.15  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.04    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $0.93    $0.83   $0.71   $1.13   $1.12  $1.00
Accumulation unit value at end of period                      $0.90    $0.93   $0.83   $0.71   $1.13  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     6        7   1,003      --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period                $1.26    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.18    $1.26      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5        6      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period                $1.00       --      --      --      --     --
Accumulation unit value at end of period                      $1.05       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.26    $1.00   $0.66   $1.14   $1.02  $1.00
Accumulation unit value at end of period                      $1.19    $1.26   $1.00   $0.66   $1.14  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.30    $1.23   $1.11   $1.09   $1.04  $1.00
Accumulation unit value at end of period                      $1.39    $1.30   $1.23   $1.11   $1.09  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5        5   2,595   2,554   3,584  1,094
---------------------------------------------------------------------------------------------------------------






 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                       $1.10  $1.01  $0.82   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.06  $1.10  $1.01   $0.82      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    188    370    588     659      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.52  $0.45  $0.29   $0.57   $0.48   $0.45   $0.44   $0.42   $0.29  $0.51
Accumulation unit value at end of period     $0.40  $0.52  $0.45   $0.29   $0.57   $0.48   $0.45   $0.44   $0.42  $0.29
Number of accumulation units outstanding at
end of period (000 omitted)                    606    779    999   1,400   1,782   1,865   2,154   2,520   2,760  1,530
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.03  $0.92  $0.78   $1.32   $1.28   $1.10   $1.07   $0.97   $0.74  $0.96
Accumulation unit value at end of period     $1.08  $1.03  $0.92   $0.78   $1.32   $1.28   $1.10   $1.07   $0.97  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                  1,904  2,862  3,667   5,177   6,957   7,884   8,905   9,205   9,217  8,241
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.64  $0.59  $0.44   $0.73   $0.65   $0.66   $0.58   $0.55   $0.45  $0.65
Accumulation unit value at end of period     $0.62  $0.64  $0.59   $0.44   $0.73   $0.65   $0.66   $0.58   $0.55  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                  1,028  1,455  1,912   2,411   3,477   3,689   4,232   4,505   4,990  4,459
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.07  $0.96  $0.78   $1.13   $1.12   $0.99   $0.96   $0.89   $0.75  $0.87
Accumulation unit value at end of period     $1.08  $1.07  $0.96   $0.78   $1.13   $1.12   $0.99   $0.96   $0.89  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    312    378    416     454     382     707     607     710     872    906
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.08  $1.09  $1.10   $1.09   $1.05   $1.02   $1.00   $1.01   $1.01  $1.01
Accumulation unit value at end of period     $1.07  $1.08  $1.09   $1.10   $1.09   $1.05   $1.02   $1.00   $1.01  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                  3,238  4,813  3,442   4,841   3,738   2,880   2,618   2,964   3,701  2,933
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.35  $1.26  $1.12   $1.21   $1.16   $1.12   $1.11   $1.08   $1.04  $1.00
Accumulation unit value at end of period     $1.43  $1.35  $1.26   $1.12   $1.21   $1.16   $1.12   $1.11   $1.08  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                  1,688  2,329  2,714   3,120   3,407   3,164   3,290   3,256   2,381    215
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.56  $1.35  $1.07   $1.82   $1.70   $1.44   $1.28   $1.09   $0.78  $1.00
Accumulation unit value at end of period     $1.46  $1.56  $1.35   $1.07   $1.82   $1.70   $1.44   $1.28   $1.09  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                    751    998  1,300   1,449   1,612   1,695   1,713   1,639   1,367    187
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of
period                                       $0.90  $0.77  $0.63   $1.10   $1.08   $1.00      --      --      --     --
Accumulation unit value at end of period     $0.94  $0.90  $0.77   $0.63   $1.10   $1.08      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,228  1,588  2,035   2,225   2,383   2,344      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.09  $0.94  $0.69   $1.26   $1.23   $1.12   $1.05   $0.98   $0.81  $1.00
Accumulation unit value at end of period     $1.04  $1.09  $0.94   $0.69   $1.26   $1.23   $1.12   $1.05   $0.98  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                     25     29     29      35      46      46      48      58      67      9
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.78  $1.42  $0.88   $1.61   $1.43   $1.45   $1.33   $1.23   $1.02  $1.00
Accumulation unit value at end of period     $1.49  $1.78  $1.42   $0.88   $1.61   $1.43   $1.45   $1.33   $1.23  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                     26     48     27      24      40      43      44      46      27      9
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.91  $0.80  $0.64   $1.03   $1.00   $0.87   $0.85   $0.78   $0.61  $0.80
Accumulation unit value at end of period     $0.91  $0.91  $0.80   $0.64   $1.03   $1.00   $0.87   $0.85   $0.78  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                  1,738  2,258  2,624   3,672   4,498   4,948   5,214   5,633   5,260  3,995
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.54  $1.23  $0.89   $1.46   $1.55   $1.40   $1.35   $1.15   $0.79  $0.96
Accumulation unit value at end of period     $1.40  $1.54  $1.23   $0.89   $1.46   $1.55   $1.40   $1.35   $1.15  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                     41     92    135     206     301     310     348     340     363    191
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.27  $1.25  $1.20   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16  $1.10
Accumulation unit value at end of period     $1.28  $1.27  $1.25   $1.20   $1.24   $1.19   $1.16   $1.16   $1.16  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                  2,195  2,509  2,625   3,146   4,022   4,370   4,579   4,914   5,238  5,336
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.43  $1.24  $0.92   $1.62   $1.40   $1.27   $1.10   $0.96   $0.76  $0.84
Accumulation unit value at end of period     $1.38  $1.43  $1.24   $0.92   $1.62   $1.40   $1.27   $1.10   $0.96  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                    993  1,652  2,193   3,432   4,996   5,829   6,143   6,012   5,522  4,717
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.62  $1.40  $1.04   $1.84   $1.59   $1.44   $1.25   $1.09   $0.86  $1.00
Accumulation unit value at end of period     $1.55  $1.62  $1.40   $1.04   $1.84   $1.59   $1.44   $1.25   $1.09  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                  3,725  5,191  6,602   7,562   8,559   9,102   9,289   9,448   6,450    740
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.11  $0.91  $0.72   $1.38   $1.10   $1.04   $1.00   $0.98   $0.75  $1.00
Accumulation unit value at end of period     $1.10  $1.11  $0.91   $0.72   $1.38   $1.10   $1.04   $1.00   $0.98  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    600    764    935   1,016   1,075   1,144   1,173   1,153     947    108
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.35  $1.20  $0.84   $1.13   $1.12   $1.02   $1.00   $0.92   $0.74  $0.72
Accumulation unit value at end of period     $1.38  $1.35  $1.20   $0.84   $1.13   $1.12   $1.02   $1.00   $0.92  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                    295    460    745     831   1,106   1,157   1,115   1,549   1,592  1,089
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.73  $2.14  $1.55   $2.59   $2.26   $2.03   $1.74   $1.41   $1.03  $1.15
Accumulation unit value at end of period     $2.41  $2.73  $2.14   $1.55   $2.59   $2.26   $2.03   $1.74   $1.41  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                    736  1,118  1,551   2,104   2,903   3,631   3,999   4,304   4,411  4,180
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $2.22  $1.75  $1.26   $2.12   $1.86   $1.67   $1.43   $1.16   $0.85  $1.00
Accumulation unit value at end of period     $1.96  $2.22  $1.75   $1.26   $2.12   $1.86   $1.67   $1.43   $1.16  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                  1,953  2,535  3,379   3,943   4,544   4,727   5,058   5,311   4,116    773
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.46  $1.31  $1.05   $1.89   $1.63   $1.40   $1.19   $1.07   $0.75  $1.00
Accumulation unit value at end of period     $1.19  $1.46  $1.31   $1.05   $1.89   $1.63   $1.40   $1.19   $1.07  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    150    248    309     308     326     300     312     267     147     20
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.37  $1.15  $0.98   $1.71   $2.19   $1.83   $1.63   $1.25   $0.93  $1.00
Accumulation unit value at end of period     $1.28  $1.37  $1.15   $0.98   $1.71   $2.19   $1.83   $1.63   $1.25  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                    152    168    208     234     306     330     436     501     490     35
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.65  $1.30  $1.02   $1.54   $1.59   $1.38   $1.28   $1.04   $0.80  $1.00
Accumulation unit value at end of period     $1.57  $1.65  $1.30   $1.02   $1.54   $1.59   $1.38   $1.28   $1.04  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                    606    743    928   1,145   1,263   1,508   1,645   1,681   1,294    127
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.99  $0.79  $0.55   $0.97   $0.89   $0.82   $0.80   $0.72   $0.53  $0.75
Accumulation unit value at end of period     $0.94  $0.99  $0.79   $0.55   $0.97   $0.89   $0.82   $0.80   $0.72  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                  1,660  2,096  2,932   3,698   4,359   4,937   5,648   5,959   5,563  4,074
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.56  $1.41  $1.13   $1.82   $1.78   $1.52   $1.39   $1.25   $1.01  $1.16
Accumulation unit value at end of period     $1.52  $1.56  $1.41   $1.13   $1.82   $1.78   $1.52   $1.39   $1.25  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                  4,846  6,741  8,896  10,910  13,427  15,037  15,625  16,295  13,976  5,681
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.76  $2.38  $1.39   $2.98   $2.34   $1.84   $1.46   $1.19   $0.78  $0.79
Accumulation unit value at end of period     $2.30  $2.76  $2.38   $1.39   $2.98   $2.34   $1.84   $1.46   $1.19  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                     79    118    186     169     256     254     326     284     123     94
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.34  $1.25  $0.92   $1.56   $1.37   $1.14   $1.04   $0.89   $0.68  $0.85
Accumulation unit value at end of period     $1.18  $1.34  $1.25   $0.92   $1.56   $1.37   $1.14   $1.04   $0.89  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                  1,972  2,814  3,584   4,519   5,332   5,634   5,619   5,752   4,506  2,059
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.94  $0.89  $0.61   $1.28   $1.28   $1.14   $1.10   $1.00   $0.76  $1.00
Accumulation unit value at end of period     $0.90  $0.94  $0.89   $0.61   $1.28   $1.28   $1.14   $1.10   $1.00  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                  1,932  2,460  3,076   3,472   3,848   3,968   4,260   4,314   3,443    711
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.67  $0.59  $0.49   $0.86   $0.78   $0.74   $0.69   $0.65   $0.51  $0.68
Accumulation unit value at end of period     $0.61  $0.67  $0.59   $0.49   $0.86   $0.78   $0.74   $0.69   $0.65  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                    575    726  1,075   1,271   1,621   1,948   1,735   2,151   2,361  2,237
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.25  $1.10  $0.92   $1.62   $1.46   $1.39   $1.30   $1.23   $0.97  $1.00
Accumulation unit value at end of period     $1.13  $1.25  $1.10   $0.92   $1.62   $1.46   $1.39   $1.30   $1.23  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                     37     59     67      85      94     100     148     150      97     26
---------------------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.34  $1.14  $0.81   $1.55   $1.42   $1.23   $1.14   $1.00   $0.75  $1.00
Accumulation unit value at end of period     $1.22  $1.34  $1.14   $0.81   $1.55   $1.42   $1.23   $1.14   $1.00  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                    297    367    443     512     541     546     539     551     352     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.10  $1.02  $0.80   $1.16   $1.08   $1.00      --      --      --     --
Accumulation unit value at end of period     $1.09  $1.10  $1.02   $0.80   $1.16   $1.08      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    417    537    730   1,057   1,510   1,847      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.09  $1.01  $0.80   $1.15   $1.08   $1.00      --      --      --     --
Accumulation unit value at end of period     $1.07  $1.09  $1.01   $0.80   $1.15   $1.08      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     48     90    108     144     101     114      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.55  $1.36  $1.07   $1.68   $1.74   $1.52   $1.47   $1.27   $0.98  $1.00
Accumulation unit value at end of period     $1.50  $1.55  $1.36   $1.07   $1.68   $1.74   $1.52   $1.47   $1.27  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                    529    653    954   1,172   1,429   1,557   1,856   1,952   1,369    203
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.58  $1.43  $1.16   $1.73   $1.71   $1.49   $1.37   $1.22   $0.96  $1.00
Accumulation unit value at end of period     $1.53  $1.58  $1.43   $1.16   $1.73   $1.71   $1.49   $1.37   $1.22  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                    286    440    613     674     791     957   1,039   1,057     734     43
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.75  $0.68  $0.49   $0.79   $0.72   $0.68   $0.66   $0.61   $0.50  $0.70
Accumulation unit value at end of period     $0.75  $0.75  $0.68   $0.49   $0.79   $0.72   $0.68   $0.66   $0.61  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                    676    965  1,290   1,810   2,305   2,369   2,785   3,563   3,620  3,137
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.34  $1.00  $0.62   $1.04   $1.03   $0.92   $0.88   $0.84   $0.64  $0.95
Accumulation unit value at end of period     $1.19  $1.34  $1.00   $0.62   $1.04   $1.03   $0.92   $0.88   $0.84  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                    540    825  1,177   1,312   1,474   1,559   1,655   1,701   1,414    569
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.45  $1.34  $1.15   $1.50   $1.46   $1.32   $1.30   $1.18   $1.03  $1.10
Accumulation unit value at end of period     $1.46  $1.45  $1.34   $1.15   $1.50   $1.46   $1.32   $1.30   $1.18  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                  4,447  6,417  8,551  10,711  13,139  14,025  15,007  15,297  13,127  7,687
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
period                                       $2.57  $2.29  $1.74   $2.84   $2.25   $1.74   $1.51   $1.17   $0.87  $1.00
Accumulation unit value at end of period     $2.71  $2.57  $2.29   $1.74   $2.84   $2.25   $1.74   $1.51   $1.17  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                    181    258    350     449     517     602     485     495     284     23
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $2.29  $1.78  $1.40   $2.29   $2.79   $2.04   $1.76   $1.31   $0.96  $1.00
Accumulation unit value at end of period     $2.40  $2.29  $1.78   $1.40   $2.29   $2.79   $2.04   $1.76   $1.31  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                     41     82    119     189     190     210     266     216     178     57
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.10  $1.02  $0.71   $1.33   $1.18   $1.11   $1.07   $1.01   $0.78  $1.00
Accumulation unit value at end of period     $1.07  $1.10  $1.02   $0.71   $1.33   $1.18   $1.11   $1.07   $1.01  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                    911  1,388  1,770   1,938   2,209   2,384   2,346   2,277   1,433    141
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.63  $1.42  $1.03   $1.75   $1.67   $1.44   $1.27   $1.08   $0.77  $1.00
Accumulation unit value at end of period     $1.47  $1.63  $1.42   $1.03   $1.75   $1.67   $1.44   $1.27   $1.08  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                    545    817  1,027   1,089   1,269   1,300   1,086   1,182     786    123
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.69  $1.48  $1.27   $1.50   $1.38   $1.30   $1.29   $1.20   $1.04  $1.00
Accumulation unit value at end of period     $1.68  $1.69  $1.48   $1.27   $1.50   $1.38   $1.30   $1.29   $1.20  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                  1,433  2,306  3,128   3,471   3,945   3,751   3,793   3,633   2,551    161
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.41  $0.36  $0.29   $1.36   $1.38   $1.28   $1.26   $1.18   $0.96  $1.00
Accumulation unit value at end of period     $0.39  $0.41  $0.36   $0.29   $1.36   $1.38   $1.28   $1.26   $1.18  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                    942  1,008  1,024     967     955   1,051   1,086   1,075     922    136
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.62  $1.33  $0.98   $1.60   $1.64   $1.45   $1.34   $1.13   $0.79  $1.00
Accumulation unit value at end of period     $1.56  $1.62  $1.33   $0.98   $1.60   $1.64   $1.45   $1.34   $1.13  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    653    790    946   1,084   1,146   1,209   1,280   1,417   1,150    199
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.40  $1.38  $1.11   $1.35   $1.38   $1.35   $1.21   $1.14   $0.98  $1.00
Accumulation unit value at end of period     $1.37  $1.40  $1.38   $1.11   $1.35   $1.38   $1.35   $1.21   $1.14  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                    116    149    173     224     256     390     400     428     307     31
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.07  $0.95  $0.74   $1.22   $1.31   $1.14   $1.10   $1.00   $0.79  $0.99
Accumulation unit value at end of period     $1.01  $1.07  $0.95   $0.74   $1.22   $1.31   $1.14   $1.10   $1.00  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    679    991  1,228   1,582   1,994   2,148   2,381   2,608   2,620  1,991
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.30  $1.19  $0.97   $1.75   $1.63   $1.29   $1.16   $1.01   $0.80  $1.00
Accumulation unit value at end of period     $1.07  $1.30  $1.19   $0.97   $1.75   $1.63   $1.29   $1.16   $1.01  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                    952  1,227  1,575   1,696   1,769   1,896   2,017   2,126   1,817    436
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.95  $0.86  $0.63   $1.10   $0.98   $0.79   $0.67   $0.60   $0.46  $0.53
Accumulation unit value at end of period     $0.77  $0.95  $0.86   $0.63   $1.10   $0.98   $0.79   $0.67   $0.60  $0.46
Number of accumulation units outstanding at
end of period (000 omitted)                    126    227    352     389     607     616     814     878     927    895
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                       $1.13  $1.00     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.06  $1.13     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    237    336     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.12  $0.97  $0.74   $1.21   $1.22   $1.11   $1.06   $1.00   $0.81  $1.00
Accumulation unit value at end of period     $1.08  $1.12  $0.97   $0.74   $1.21   $1.22   $1.11   $1.06   $1.00  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                     63     66     97     134     136     145     147     146     147     57
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.68  $1.36  $1.01   $1.49   $1.59   $1.33   $1.28   $1.07   $0.79  $1.00
Accumulation unit value at end of period     $1.59  $1.68  $1.36   $1.01   $1.49   $1.59   $1.33   $1.28   $1.07  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    210    323    421     460     507     530     534     638     535     67
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
period                                       $1.50  $1.30  $1.13   $1.96   $1.72   $1.41   $1.23   $1.05   $1.00     --
Accumulation unit value at end of period     $1.30  $1.50  $1.30   $1.13   $1.96   $1.72   $1.41   $1.23   $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                    179    313    469     573   1,012     954     759     526     478     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.70  $1.48  $1.29   $2.24   $1.97   $1.62   $1.42   $1.21   $0.93  $1.00
Accumulation unit value at end of period     $1.47  $1.70  $1.48   $1.29   $2.24   $1.97   $1.62   $1.42   $1.21  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                    880  1,216  1,613   1,763   1,953   2,047   2,146   2,277   2,026    213
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.08  $0.91  $0.64   $0.89   $0.80   $0.77   $0.75   $0.70   $0.51  $0.69
Accumulation unit value at end of period     $1.01  $1.08  $0.91   $0.64   $0.89   $0.80   $0.77   $0.75   $0.70  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                    248    440    625     874   1,266   1,713   1,982   2,283   2,326  2,140
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $2.01  $1.70  $1.20   $1.67   $1.51   $1.44   $1.41   $1.33   $0.96  $1.00
Accumulation unit value at end of period     $1.88  $2.01  $1.70   $1.20   $1.67   $1.51   $1.44   $1.41   $1.33  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                    839  1,080  1,372   1,592   1,826   2,095   2,135   2,300   1,894    351
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (08/26/2011)
Accumulation unit value at beginning of
period                                       $1.00     --     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.05     --     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    149     --     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                       $1.00     --     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.05     --     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,855     --     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.28  $1.00     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.21  $1.28     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    600    802     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.22  $1.00     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.12  $1.22     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    703  1,101     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011   2010   2009   2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.22  $1.00     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.12  $1.22     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,051  1,560     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00  $1.00     --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.08  $1.00     --      --      --      --      --      --      --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,569  2,029     --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period  $1.10  $1.01  $0.82  $1.00     --     --     --      --     --     --
Accumulation unit value at end of period        $1.06  $1.10  $1.01  $0.82     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        13     15     15     15     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period  $1.07  $0.91  $0.60  $1.16  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.81  $1.07  $0.91  $0.60  $1.16     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period  $1.04  $0.94  $0.79  $1.34  $1.29  $1.12  $1.08   $1.00     --     --
Accumulation unit value at end of period        $1.09  $1.04  $0.94  $0.79  $1.34  $1.29  $1.12   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         7     81     73      7      7      7      4       4     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period  $1.22  $1.18  $0.89  $1.93  $1.85  $1.38  $1.20   $1.00     --     --
Accumulation unit value at end of period        $0.97  $1.22  $1.18  $0.89  $1.93  $1.85  $1.38   $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,034  2,872  3,062  3,533  2,657  2,757  2,505     620     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.27  $1.22  $1.12  $1.15  $1.06  $1.06  $1.06   $1.00     --     --
Accumulation unit value at end of period        $1.40  $1.27  $1.22  $1.12  $1.15  $1.06  $1.06   $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,410  4,240  4,109  3,849  6,168  6,843  5,789   1,416     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.45  $1.30  $0.98  $1.80  $1.55  $1.25  $1.12   $1.00     --     --
Accumulation unit value at end of period        $1.26  $1.45  $1.30  $0.98  $1.80  $1.55  $1.25   $1.12     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period  $1.01  $0.86  $0.67  $0.90  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.99  $1.01  $0.86  $0.67  $0.90     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.08  $0.94  $0.71  $1.23  $1.03  $1.07  $1.07   $1.00     --     --
Accumulation unit value at end of period        $1.07  $1.08  $0.94  $0.71  $1.23  $1.03  $1.07   $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,731  1,994  2,142  2,162  2,228  3,255  1,738     450     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $1.06  $0.90  $1.24  $1.33  $1.13  $1.09   $1.00     --     --
Accumulation unit value at end of period        $1.19  $1.19  $1.06  $0.90  $1.24  $1.33  $1.13   $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        40     51     61      2      2      2      2       2     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND (CLASS 1) (04/07/2003)
Accumulation unit value at beginning of period  $1.60  $1.42  $1.16  $1.64  $1.52  $1.38  $1.31   $1.20  $1.00     --
Accumulation unit value at end of period        $1.57  $1.60  $1.42  $1.16  $1.64  $1.52  $1.38   $1.31  $1.20     --
Number of accumulation units outstanding at
end of period (000 omitted)                         6     26     69    117     87     70    135     142    222     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.13  $1.01  $0.82  $1.19  $1.18  $1.05  $1.02   $0.94  $0.79  $0.92
Accumulation unit value at end of period        $1.14  $1.13  $1.01  $0.82  $1.19  $1.18  $1.05   $1.02  $0.94  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                        26     26     84     85     85    121    121     122    122    135
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.15  $1.16  $1.17  $1.16  $1.12  $1.08  $1.07   $1.07  $1.08  $1.08
Accumulation unit value at end of period        $1.13  $1.15  $1.16  $1.17  $1.16  $1.12  $1.08   $1.07  $1.07  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       734    815    827    835    334    460    205      64     72    161
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.51  $1.41  $1.25  $1.35  $1.30  $1.26  $1.24   $1.20  $1.17  $1.12
Accumulation unit value at end of period        $1.59  $1.51  $1.41  $1.25  $1.35  $1.30  $1.26   $1.24  $1.20  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                       507    618  1,984  2,091  2,204  1,771    120     127     31     32
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.60  $1.39  $1.10  $1.87  $1.75  $1.48  $1.32   $1.13  $0.81  $1.01
Accumulation unit value at end of period        $1.50  $1.60  $1.39  $1.10  $1.87  $1.75  $1.48   $1.32  $1.13  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                     3,304  3,550  4,693  4,712  4,137  4,535  2,962      25     25     25
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.05  $0.90  $0.73  $1.29  $1.26  $1.11  $1.06   $1.00     --     --
Accumulation unit value at end of period        $1.09  $1.05  $0.90  $0.73  $1.29  $1.26  $1.11   $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,775  2,312  2,486  2,481  2,441  2,749  3,138   1,827     --     --
-------------------------------------------------------------------------------------------------------------------------



 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period  $3.20  $2.70  $1.57  $3.43  $2.51  $1.90  $1.43   $1.17  $0.84  $0.90
Accumulation unit value at end of period        $2.50  $3.20  $2.70  $1.57  $3.43  $2.51  $1.90   $1.43  $1.17  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       704    659    891  1,256    981  1,358  1,275     363     18     27
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period  $1.18  $1.15  $1.09  $1.10  $1.03  $1.00     --      --     --     --
Accumulation unit value at end of period        $1.28  $1.18  $1.15  $1.09  $1.10  $1.03     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       277    352  1,468  1,135  1,300  1,312     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 1) (04/28/2006)
Accumulation unit value at beginning of period  $1.26  $1.14  $0.80  $1.08  $1.07  $1.00     --      --     --     --
Accumulation unit value at end of period        $1.33  $1.26  $1.14  $0.80  $1.08  $1.07     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        10     16     39     84    100    106     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period  $1.26  $1.14  $0.80  $1.07  $1.07  $1.00     --      --     --     --
Accumulation unit value at end of period        $1.32  $1.26  $1.14  $0.80  $1.07  $1.07     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       675    790    833    978  1,179  1,561     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.74  $1.54  $1.01  $1.37  $1.36  $1.24  $1.21   $1.10  $0.89  $0.96
Accumulation unit value at end of period        $1.81  $1.74  $1.54  $1.01  $1.37  $1.36  $1.24   $1.21  $1.10  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       422    479    545    699    822    930    672     157     81     96
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period  $1.52  $1.36  $0.97  $1.20  $1.19  $1.11  $1.09   $1.00     --     --
Accumulation unit value at end of period        $1.59  $1.52  $1.36  $0.97  $1.20  $1.19  $1.11   $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        93    131    790    664    632    504     --  15,000     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.47  $1.31  $1.04  $1.76  $1.58  $1.29  $1.14   $1.00     --     --
Accumulation unit value at end of period        $1.27  $1.47  $1.31  $1.04  $1.76  $1.58  $1.29   $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 1) (04/29/2011)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $0.88     --     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       189     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.11  $0.96  $0.71  $1.29  $1.27  $1.15  $1.07   $1.00     --     --
Accumulation unit value at end of period        $1.07  $1.11  $0.96  $0.71  $1.29  $1.27  $1.15   $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        66     74    263    390    302     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period  $1.01  $0.84  $0.67  $1.12  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.98  $1.01  $0.84  $0.67  $1.12     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        75    169  1,278    985    714     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period  $0.89  $0.79  $0.58  $1.14  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.74  $0.89  $0.79  $0.58  $1.14     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.42  $1.14  $0.71  $1.30  $1.15  $1.17  $1.07   $1.00     --     --
Accumulation unit value at end of period        $1.20  $1.42  $1.14  $0.71  $1.30  $1.15  $1.17   $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       116    139    162    215    199    234    240     145     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period  $0.91  $0.76  $0.54  $1.00  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.83  $0.91  $0.76  $0.54  $1.00     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period  $0.93  $0.82  $0.66  $1.06  $1.02  $0.89  $0.86   $0.79  $0.63  $0.82
Accumulation unit value at end of period        $0.93  $0.93  $0.82  $0.66  $1.06  $1.02  $0.89   $0.86  $0.79  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                       177    175    202    177    235    343    380     355    418    377
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.17  $0.99  $0.79  $1.32  $1.34  $1.14  $1.10   $1.00     --     --
Accumulation unit value at end of period        $1.14  $1.17  $0.99  $0.79  $1.32  $1.34  $1.14   $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         4      4      4      4      4      4      4      --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.69  $1.35  $0.98  $1.61  $1.70  $1.54  $1.49   $1.27  $0.87  $1.06
Accumulation unit value at end of period        $1.53  $1.69  $1.35  $0.98  $1.61  $1.70  $1.54   $1.49  $1.27  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                        15     15     16     16     16     19     19      20     27     32
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 1) (04/29/2011)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $0.99     --     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        84     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.10  $1.08  $1.03  $1.07  $1.03  $1.01  $1.00   $1.00     --     --
Accumulation unit value at end of period        $1.10  $1.10  $1.08  $1.03  $1.07  $1.03  $1.01   $1.00     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       494    553    839    589    537    573    342      24     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period  $1.52  $1.22  $0.99  $1.39  $1.44  $1.22  $1.17   $1.00     --     --
Accumulation unit value at end of period        $1.41  $1.52  $1.22  $0.99  $1.39  $1.44  $1.22   $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        39     58    621    339    342     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND (CLASS 1) (04/14/2003)
Accumulation unit value at beginning of period  $1.93  $1.52  $1.22  $2.09  $1.87  $1.68  $1.65   $1.50  $1.00     --
Accumulation unit value at end of period        $1.80  $1.93  $1.52  $1.22  $2.09  $1.87  $1.68   $1.65  $1.50     --
Number of accumulation units outstanding at
end of period (000 omitted)                         2      4     22     23     26     42     42      50     49     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period  $0.98  $0.85  $0.72  $1.10  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.85  $0.98  $0.85  $0.72  $1.10     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     15     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.29  $1.03  $0.77  $1.30  $1.30  $1.22  $1.13   $1.00     --     --
Accumulation unit value at end of period        $1.28  $1.29  $1.03  $0.77  $1.30  $1.30  $1.22   $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.42  $1.11  $0.71  $1.23  $1.09  $1.06  $1.03   $1.00     --     --
Accumulation unit value at end of period        $1.29  $1.42  $1.11  $0.71  $1.23  $1.09  $1.06   $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       523    582    715    862    874  1,176    864     204     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.23  $1.08  $0.89  $1.29  $1.22  $1.06  $1.03   $1.00     --     --
Accumulation unit value at end of period        $1.32  $1.23  $1.08  $0.89  $1.29  $1.22  $1.06   $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8      9      9     12     13     14     14      14     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.84  $0.77  $0.62  $1.09  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.70  $0.84  $0.77  $0.62  $1.09     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.29  $1.25  $0.97  $1.57  $1.53  $1.26  $1.14   $1.00     --     --
Accumulation unit value at end of period        $1.04  $1.29  $1.25  $0.97  $1.57  $1.53  $1.26   $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period  $1.09  $1.01  $0.71  $0.99  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $1.11  $1.09  $1.01  $0.71  $0.99     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        56     72    421    393    346     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.32  $1.13  $0.83  $1.27  $1.18  $1.07  $1.02   $0.98  $0.84  $0.93
Accumulation unit value at end of period        $1.25  $1.32  $1.13  $0.83  $1.27  $1.18  $1.07   $1.02  $0.98  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                         4      4     18     41     43     46     50      55     65     68
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.44  $1.24  $0.93  $1.64  $1.41  $1.28  $1.11   $1.00     --     --
Accumulation unit value at end of period        $1.38  $1.44  $1.24  $0.93  $1.64  $1.41  $1.28   $1.11     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,112  5,777  6,351  7,155  7,060  8,517  5,857   1,194     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.00  $0.88  $0.70  $1.22  $1.10  $0.98  $0.93   $0.89  $0.72  $0.88
Accumulation unit value at end of period        $1.00  $1.00  $0.88  $0.70  $1.22  $1.10  $0.98   $0.93  $0.89  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                        86     92    135    116    228    248    198     181    157    145
-------------------------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $0.86  $0.70  $0.55  $1.06  $0.85  $0.80  $0.77   $0.75  $0.57  $0.83
Accumulation unit value at end of period        $0.85  $0.86  $0.70  $0.55  $1.06  $0.85  $0.80   $0.77  $0.75  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                       113    110    103     94    114     99    117     108    191    159
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.15  $0.94  $0.74  $1.42  $1.14  $1.08  $1.03   $1.00     --     --
Accumulation unit value at end of period        $1.13  $1.15  $0.94  $0.74  $1.42  $1.14  $1.08   $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.28  $1.20  $1.05  $1.11  $1.07  $1.04  $1.04   $1.00     --     --
Accumulation unit value at end of period        $1.35  $1.28  $1.20  $1.05  $1.11  $1.07  $1.04   $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,888  2,223  2,984  2,975  4,000  3,220  2,391     560     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $3.67  $2.89  $2.09  $3.49  $3.06  $2.74  $2.35   $1.90  $1.39  $1.56
Accumulation unit value at end of period        $3.24  $3.67  $2.89  $2.09  $3.49  $3.06  $2.74   $2.35  $1.90  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                        73     90    120    132    170    211    226     250    268    298
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.89  $1.48  $1.07  $1.80  $1.58  $1.42  $1.22   $1.00     --     --
Accumulation unit value at end of period        $1.66  $1.89  $1.48  $1.07  $1.80  $1.58  $1.42   $1.22     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       667    687  1,113  1,311  1,141  1,202    715       1     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.35  $1.21  $0.97  $1.75  $1.51  $1.30  $1.10   $1.00     --     --
Accumulation unit value at end of period        $1.10  $1.35  $1.21  $0.97  $1.75  $1.51  $1.30   $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       721    762    824    936    822    962  1,107     628     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.13  $0.95  $0.80  $1.41  $1.81  $1.52  $1.35   $1.00     --     --
Accumulation unit value at end of period        $1.06  $1.13  $0.95  $0.80  $1.41  $1.81  $1.52   $1.35     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         6      6     22     24     24      9     11       2     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.41  $1.26  $0.94  $1.36  $1.32  $1.13  $1.13   $1.00     --     --
Accumulation unit value at end of period        $1.42  $1.41  $1.26  $0.94  $1.36  $1.32  $1.13   $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       252    320    320    322    349    365    374     300     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.24  $1.04  $0.90  $1.25  $1.30  $1.12  $1.10   $1.00     --     --
Accumulation unit value at end of period        $1.30  $1.24  $1.04  $0.90  $1.25  $1.30  $1.12   $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        14     16     15     20     23     25     24       2     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $2.68  $2.11  $1.65  $2.50  $2.59  $2.24  $2.08   $1.70  $1.30  $1.45
Accumulation unit value at end of period        $2.55  $2.68  $2.11  $1.65  $2.50  $2.59  $2.24   $2.08  $1.70  $1.30
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.33  $1.05  $0.74  $1.31  $1.19  $1.11  $1.07   $0.97  $0.71  $1.01
Accumulation unit value at end of period        $1.25  $1.33  $1.05  $0.74  $1.31  $1.19  $1.11   $1.07  $0.97  $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                       126    137    178    256    345    421    465     481    495    546
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.64  $1.49  $1.20  $1.92  $1.88  $1.61  $1.47   $1.32  $1.07  $1.22
Accumulation unit value at end of period        $1.60  $1.64  $1.49  $1.20  $1.92  $1.88  $1.61   $1.47  $1.32  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                       334    421    439    498    532    713    655     587    281    285
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.42  $1.33  $0.98  $1.66  $1.46  $1.21  $1.11   $0.95  $0.73  $0.90
Accumulation unit value at end of period        $1.26  $1.42  $1.33  $0.98  $1.66  $1.46  $1.21   $1.11  $0.95  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                        38     39     67    117    100    102    122      97    102     89
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.90  $1.68  $1.43  $1.36  $1.24  $1.12  $1.16   $1.00     --     --
Accumulation unit value at end of period        $1.86  $1.90  $1.68  $1.43  $1.36  $1.24  $1.12   $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,103  1,323  1,888  1,892  2,787  2,962  2,190     575     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.16  $1.09  $0.84  $1.48  $1.46  $1.21  $1.13   $1.00     --     --
Accumulation unit value at end of period        $1.06  $1.16  $1.09  $0.84  $1.48  $1.46  $1.21   $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       101    103    104    109    106    121    118      44     --     --
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.59  $1.28  $0.98  $1.57  $1.54  $1.34  $1.20   $1.00     --     --
Accumulation unit value at end of period        $1.47  $1.59  $1.28  $0.98  $1.57  $1.54  $1.34   $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,512  1,698  2,218  2,351  2,480  2,618  1,915     505     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.78  $0.70  $0.59  $0.94  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.80  $0.78  $0.70  $0.59  $0.94     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $0.92  $0.87  $0.60  $1.26  $1.25  $1.12  $1.08   $1.00     --     --
Accumulation unit value at end of period        $0.88  $0.92  $0.87  $0.60  $1.26  $1.25  $1.12   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       731    827    846    945    779    870  1,109     610     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period  $0.83  $0.73  $0.61  $1.07  $0.96  $0.92  $0.85   $0.81  $0.63  $0.84
Accumulation unit value at end of period        $0.75  $0.83  $0.73  $0.61  $1.07  $0.96  $0.92   $0.85  $0.81  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                        81     90    141    143    156    173    129     140    150    131
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.02  $0.90  $0.75  $1.33  $1.20  $1.15  $1.07   $1.00     --     --
Accumulation unit value at end of period        $0.93  $1.02  $0.90  $0.75  $1.33  $1.20  $1.15   $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         9      9     68     61     50     50     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.29  $1.10  $0.78  $1.50  $1.37  $1.20  $1.11   $1.00     --     --
Accumulation unit value at end of period        $1.18  $1.29  $1.10  $0.78  $1.50  $1.37  $1.20   $1.11     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period  $1.10  $1.01  $0.80  $1.16  $1.08  $1.00     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.10  $1.01  $0.80  $1.16  $1.08     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        75    108    149    170    220    254     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.95  $0.92  $0.73  $1.03  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.97  $0.95  $0.92  $0.73  $1.03     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.91  $0.82  $0.61  $1.04  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.84  $0.91  $0.82  $0.61  $1.04     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        20     40    883    322    238     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.38  $1.23  $0.96  $1.36  $1.26  $1.15  $1.08   $1.00     --     --
Accumulation unit value at end of period        $1.28  $1.38  $1.23  $0.96  $1.36  $1.26  $1.15   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       146    163    176    186    220    259    323     187     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $1.04  $0.82  $1.29  $1.34  $1.17  $1.13   $1.00     --     --
Accumulation unit value at end of period        $1.15  $1.19  $1.04  $0.82  $1.29  $1.34  $1.17   $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     6,409  7,214  7,754  8,226  8,387  9,048  7,239   1,714     --     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.75  $0.61  $0.43  $0.77  $0.64  $0.57  $0.51   $0.43  $0.32  $0.46
Accumulation unit value at end of period        $0.73  $0.75  $0.61  $0.43  $0.77  $0.64  $0.57   $0.51  $0.43  $0.32
Number of accumulation units outstanding at
end of period (000 omitted)                        37     37     39     67    241    296    327     331    345    312
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.56  $0.46  $0.30  $0.53  $0.44  $0.42  $0.38   $0.38  $0.26  $0.45
Accumulation unit value at end of period        $0.51  $0.56  $0.46  $0.30  $0.53  $0.44  $0.42   $0.38  $0.38  $0.26
Number of accumulation units outstanding at
end of period (000 omitted)                        32     32     32     46     46     51     82      84     88     89
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.72  $0.64  $0.48  $0.80  $0.70  $0.64  $0.62   $0.61  $0.47  $0.64
Accumulation unit value at end of period        $0.67  $0.72  $0.64  $0.48  $0.80  $0.70  $0.64   $0.62  $0.61  $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                       124    173  1,443  1,405  1,248    116    148     194    221    283
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period  $1.06  $0.85  $0.61  $1.03  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $1.06  $1.06  $0.85  $0.61  $1.03     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period  $1.23  $1.11  $0.81  $1.29  $1.18  $1.11  $1.08   $1.00     --     --
Accumulation unit value at end of period        $1.22  $1.23  $1.11  $0.81  $1.29  $1.18  $1.11   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        13     15     15     15     19     19     19      --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.05  $0.96  $0.77  $1.16  $1.06  $0.95  $0.90   $0.81  $0.67  $0.86
Accumulation unit value at end of period        $1.02  $1.05  $0.96  $0.77  $1.16  $1.06  $0.95   $0.90  $0.81  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --      2      2       2      2      2
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $0.98  $0.90  $0.72  $1.08  $1.00  $0.89  $0.85   $0.77  $0.64  $0.82
Accumulation unit value at end of period        $0.95  $0.98  $0.90  $0.72  $1.08  $1.00  $0.89   $0.85  $0.77  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                        55     70     88     71    150    162    164     153    193    194
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.88  $1.40  $0.86  $1.44  $1.42  $1.27  $1.22   $1.16  $0.88  $1.30
Accumulation unit value at end of period        $1.67  $1.88  $1.40  $0.86  $1.44  $1.42  $1.27   $1.22  $1.16  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        10     11     13     16     16     19     27      26     30     27
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $1.23  $0.92  $0.57  $0.95  $0.94  $0.84  $0.81   $0.77  $0.59  $0.87
Accumulation unit value at end of period        $1.09  $1.23  $0.92  $0.57  $0.95  $0.94  $0.84   $0.81  $0.77  $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                        18     28     30     34     41     42     40      45     43     42
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.52  $1.40  $1.20  $1.56  $1.51  $1.37  $1.35   $1.22  $1.06  $1.14
Accumulation unit value at end of period        $1.53  $1.52  $1.40  $1.20  $1.56  $1.51  $1.37   $1.35  $1.22  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                        29     29     33     48     47     47     52      51     46     45
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $1.38  $1.27  $1.09  $1.42  $1.38  $1.25  $1.24   $1.13  $0.98  $1.05
Accumulation unit value at end of period        $1.38  $1.38  $1.27  $1.09  $1.42  $1.38  $1.25   $1.24  $1.13  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       112    135    249    311    490    541    651     617    696    688
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $2.06  $1.83  $1.39  $2.26  $1.79  $1.38  $1.19   $0.93  $0.69  $0.90
Accumulation unit value at end of period        $2.18  $2.06  $1.83  $1.39  $2.26  $1.79  $1.38   $1.19  $0.93  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                        25     25     28     31     31     33     34      35     34     36
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $1.68  $1.50  $1.14  $1.85  $1.47  $1.14  $0.99   $0.77  $0.57  $0.75
Accumulation unit value at end of period        $1.77  $1.68  $1.50  $1.14  $1.85  $1.47  $1.14   $0.99  $0.77  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                        34     36     67     81    182    167    168     150    143    140
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.79  $0.65  $0.47  $0.85  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.70  $0.79  $0.65  $0.47  $0.85     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        20     28    253    353    177     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $1.20  $0.92  $0.59  $1.13  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $1.11  $1.20  $0.92  $0.59  $1.13     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.77  $1.38  $1.09  $1.77  $2.17  $1.59  $1.38   $1.00     --     --
Accumulation unit value at end of period        $1.84  $1.77  $1.38  $1.09  $1.77  $2.17  $1.59   $1.38     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       102    122    193    206    204    132    155      69     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.09  $1.01  $0.71  $1.32  $1.17  $1.10  $1.06   $1.00     --     --
Accumulation unit value at end of period        $1.06  $1.09  $1.01  $0.71  $1.32  $1.17  $1.10   $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,842  2,133  2,047  2,333  2,161  2,648  2,022     561     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.47  $1.29  $0.94  $1.59  $1.51  $1.30  $1.16   $1.00     --     --
Accumulation unit value at end of period        $1.33  $1.47  $1.29  $0.94  $1.59  $1.51  $1.30   $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8     41     47     21     20     17     18      19     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.40  $1.24  $1.06  $1.25  $1.15  $1.09  $1.07   $1.00     --     --
Accumulation unit value at end of period        $1.39  $1.40  $1.24  $1.06  $1.25  $1.15  $1.09   $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,078  2,412  3,300  3,158  4,023  3,937  2,872     803     --     --
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.42  $1.16  $0.86  $1.40  $1.44  $1.27  $1.17   $1.00     --     --
Accumulation unit value at end of period        $1.37  $1.42  $1.16  $0.86  $1.40  $1.44  $1.27   $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        18     19     25     16     18     19     18      16     --     --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period  $1.16  $1.03  $0.86  $1.04  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $1.16  $1.16  $1.03  $0.86  $1.04     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        91    121    577    861    871     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $1.18  $0.95  $1.15  $1.17  $1.16  $1.03   $1.00     --     --
Accumulation unit value at end of period        $1.17  $1.19  $1.18  $0.95  $1.15  $1.17  $1.16   $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $1.03  $0.91  $0.71  $1.17  $1.26  $1.10  $1.06   $0.96  $0.77  $0.96
Accumulation unit value at end of period        $0.97  $1.03  $0.91  $0.71  $1.17  $1.26  $1.10   $1.06  $0.96  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                        73     89    166    196    221    242    304     323    363    405
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $1.64  $1.51  $1.04  $1.39  $1.34  $1.29  $1.28   $1.24  $1.20  $1.12
Accumulation unit value at end of period        $1.71  $1.64  $1.51  $1.04  $1.39  $1.34  $1.29   $1.28  $1.24  $1.20
Number of accumulation units outstanding at
end of period (000 omitted)                        19     19     20     22     16     15     15      15     28     29
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $1.19  $1.10  $0.89  $1.61  $1.50  $1.19  $1.07   $0.93  $0.73  $0.90
Accumulation unit value at end of period        $0.98  $1.19  $1.10  $0.89  $1.61  $1.50  $1.19   $1.07  $0.93  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                        55     56     59     69    101    103    122     127    179    219
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period  $1.13  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.06  $1.13     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        78     91     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.22  $0.98  $0.75  $1.26  $1.46  $1.26  $1.19   $1.00     --     --
Accumulation unit value at end of period        $1.15  $1.22  $0.98  $0.75  $1.26  $1.46  $1.26   $1.19     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        11     11     12     14     12    194     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.12  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.07  $1.12     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.12  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.07  $1.12     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,997  3,063     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.04  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.06  $1.04     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       353    168     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.04  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.06  $1.04     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       597    614     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period  $0.86  $0.78  $0.60  $0.99  $1.00     --     --      --     --     --
Accumulation unit value at end of period        $0.82  $0.86  $0.78  $0.60  $0.99     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        33     65  1,254    563    484     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.34  $1.11  $0.82  $1.31  $1.25  $1.09  $1.10   $1.00     --     --
Accumulation unit value at end of period        $1.24  $1.34  $1.11  $0.82  $1.31  $1.25  $1.09   $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         1      1      1      1      1      1     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.09  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.09     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       101     86     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.09  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.09     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,468  8,331     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.11  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.11     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       568    410     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.11  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.11     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,986  4,256     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.07  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.07     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       385     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.07  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.08  $1.07     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,237  1,915     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.51  $1.23  $0.91  $1.35  $1.43  $1.21  $1.15   $1.00     --     --
Accumulation unit value at end of period        $1.43  $1.51  $1.23  $0.91  $1.35  $1.43  $1.21   $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,723  1,908  2,350  2,596  2,791  2,698  2,395     610     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period  $2.22  $1.80  $1.22  $2.26  $1.97  $1.45  $1.21   $1.00     --     --
Accumulation unit value at end of period        $1.88  $2.22  $1.80  $1.22  $2.26  $1.97  $1.45   $1.21     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       811    812  1,103  1,350  1,109  1,395  1,121     350     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period  $1.45  $1.19  $0.84  $1.42  $1.36  $1.27  $1.16   $1.00     --     --
Accumulation unit value at end of period        $1.38  $1.45  $1.19  $0.84  $1.42  $1.36  $1.27   $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,131  1,309  1,726  1,875  1,858  1,824  1,445     363     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $1.06  $0.93  $1.33  $1.25  $1.13  $1.08   $1.00     --     --
Accumulation unit value at end of period        $1.25  $1.19  $1.06  $0.93  $1.33  $1.25  $1.13   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --      3      3      3      4      4       4     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.38  $1.19  $1.05  $1.81  $1.60  $1.32  $1.15   $1.00     --     --
Accumulation unit value at end of period        $1.18  $1.38  $1.19  $1.05  $1.81  $1.60  $1.32   $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       645    637    813    667    657    741    652       5     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.10  $0.98  $0.84  $1.34  $1.32  $1.13  $1.08   $1.00     --     --
Accumulation unit value at end of period        $1.06  $1.10  $0.98  $0.84  $1.34  $1.32  $1.13   $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       160    171    228    174    182    190    214      84     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.49  $1.26  $0.89  $1.24  $1.12  $1.07  $1.05   $1.00     --     --
Accumulation unit value at end of period        $1.39  $1.49  $1.26  $0.89  $1.24  $1.12  $1.07   $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,312  1,504  1,159  1,258  1,531  1,651  1,365     279     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.05     --     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        83     --     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.67  $1.33  $0.88  $1.53  $1.36  $1.12  $1.06   $1.00     --     --
Accumulation unit value at end of period        $1.58  $1.67  $1.33  $0.88  $1.53  $1.36  $1.12   $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       222    267     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period  $1.22  $1.00     --     --     --     --     --      --     --     --
Accumulation unit value at end of period        $1.12  $1.22     --     --     --     --     --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        17     18     --     --     --     --     --      --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011   2010   2009   2008   2007   2006   2005   2004    2003   2002
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.33  $1.26  $1.14  $1.12  $1.07  $1.04  $1.04   $1.00     --     --
Accumulation unit value at end of period        $1.43  $1.33  $1.26  $1.14  $1.12  $1.07  $1.04   $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,179  1,481    495    500    719    668    432      87     --     --
-------------------------------------------------------------------------------------------------------------------------





 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.10    $1.01   $0.82   $1.00      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.10   $1.01   $0.82      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      355      101     106     111      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.25    $1.06   $0.70   $1.35   $1.14  $1.07  $1.04  $1.00  $1.00     --
Accumulation unit value at end of period       $0.94    $1.25   $1.06   $0.70   $1.35  $1.14  $1.07  $1.04  $1.00     --
Number of accumulation units outstanding at
end of period (000 omitted)                       39       23      35      35      37     34     36     28      2     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.13    $1.02   $0.86   $1.46   $1.41  $1.22  $1.18  $1.07  $1.00     --
Accumulation unit value at end of period       $1.19    $1.13   $1.02   $0.86   $1.46  $1.41  $1.22  $1.18  $1.07     --
Number of accumulation units outstanding at
end of period (000 omitted)                      144      150     158     182     173    174    176    165     31     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.74    $0.72   $0.54   $1.17   $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.59    $0.74   $0.72   $0.54   $1.17  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      389      430   8,976  11,184   5,434  1,483     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.20    $1.11   $0.82   $1.37   $1.22  $1.25  $1.10  $1.03  $1.00     --
Accumulation unit value at end of period       $1.15    $1.20   $1.11   $0.82   $1.37  $1.22  $1.25  $1.10  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       31       86      76      95     107    110    128    128     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.21    $1.17   $1.07   $1.10   $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.34    $1.21   $1.17   $1.07   $1.10  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --     134      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.01    $0.91   $0.69   $1.26   $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.88    $1.01   $0.91   $0.69   $1.26  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.01    $0.86   $0.67   $0.90   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.99    $1.01   $0.86   $0.67   $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6        6      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.01    $0.88   $0.66   $1.15   $0.96  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.01    $1.01   $0.88   $0.66   $1.15  $0.96     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      237      237     237     237     255  2,902     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.00    $0.89   $0.76   $1.05   $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.00    $1.00   $0.89   $0.76   $1.05  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.07    $1.08   $1.09   $1.08   $1.04  $1.01  $0.99  $1.00  $1.00     --
Accumulation unit value at end of period       $1.05    $1.07   $1.08   $1.09   $1.08  $1.04  $1.01  $0.99  $1.00     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,477    1,772   4,706   1,829     792    340     57     73    203     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.27    $1.18   $1.05   $1.13   $1.09  $1.05  $1.05  $1.01  $1.00     --
Accumulation unit value at end of period       $1.34    $1.27   $1.18   $1.05   $1.13  $1.09  $1.05  $1.05  $1.01     --
Number of accumulation units outstanding at
end of period (000 omitted)                      876    1,314  22,808  19,368  15,892  6,766  1,000  1,117     75     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.72    $1.49   $1.19   $2.02   $1.89  $1.60  $1.42  $1.22  $0.87  $1.09
Accumulation unit value at end of period       $1.62    $1.72   $1.49   $1.19   $2.02  $1.89  $1.60  $1.42  $1.22  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                      713      984  14,162  11,637   6,473  3,391  1,105  1,194    591    573
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.68    $0.59   $0.48   $0.84   $0.83  $0.73  $0.69  $0.66  $0.52  $0.67
Accumulation unit value at end of period       $0.71    $0.68   $0.59   $0.48   $0.84  $0.83  $0.73  $0.69  $0.66  $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                      880    1,242   1,472   1,713   2,064  2,748    727    804     75     75
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.44    $1.21   $0.71   $1.54   $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.12    $1.44   $1.21   $0.71   $1.54  $1.13     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      225      307   4,391   5,930   2,871  1,112     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.18    $1.15   $1.08   $1.10   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.28    $1.18   $1.15   $1.08   $1.10  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      267      382  16,907   7,699   7,255  4,156     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.26    $1.14   $0.80   $1.07   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.32    $1.26   $1.14   $0.80   $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       56       61      61      62      38  1,079     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.67    $1.49   $0.98   $1.32   $1.31  $1.20  $1.17  $1.06  $0.86  $0.93
Accumulation unit value at end of period       $1.75    $1.67   $1.49   $0.98   $1.32  $1.31  $1.20  $1.17  $1.06  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                      192      290     430     462     515    630    328    368    394    684
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.34    $1.20   $0.85   $1.06   $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.41    $1.34   $1.20   $0.85   $1.06  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      183      251  12,398   7,173   5,490  1,572     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.99    $0.88   $0.70   $1.19   $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.86    $0.99   $0.88   $0.70   $1.19  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       66      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.16    $1.00   $0.74   $1.35   $1.32  $1.21  $1.12  $1.05  $1.00     --
Accumulation unit value at end of period       $1.11    $1.16   $1.00   $0.74   $1.35  $1.32  $1.21  $1.12  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7        8       8     606     452     14     14     15      7     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.01    $0.84   $0.67   $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.97    $1.01   $0.84   $0.67   $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      320      451  21,466  14,146   7,674     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.89    $0.79   $0.58   $1.14   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.73    $0.89   $0.79   $0.58   $1.14     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       20       25      25      14      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.46    $1.17   $0.72   $1.33   $1.18  $1.20  $1.10  $1.02  $1.00     --
Accumulation unit value at end of period       $1.22    $1.46   $1.17   $0.72   $1.33  $1.18  $1.20  $1.10  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                       29       29      65      30       6     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91    $0.75   $0.54   $1.00   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.83    $0.91   $0.75   $0.54   $1.00     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.23    $1.09   $0.87   $1.40   $1.35  $1.19  $1.15  $1.06  $1.00     --
Accumulation unit value at end of period       $1.24    $1.23   $1.09   $0.87   $1.40  $1.35  $1.19  $1.15  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                      439      651     519     227     234    248    251    239     73     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.96    $0.81   $0.65   $1.08   $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.93    $0.96   $0.81   $0.65   $1.08  $1.10     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.32    $1.06   $0.76   $1.26   $1.33  $1.21  $1.16  $0.99  $0.68  $0.83
Accumulation unit value at end of period       $1.20    $1.32   $1.06   $0.76   $1.26  $1.33  $1.21  $1.16  $0.99  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       32       42      45      58      92    139    214    237    384    307
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.28    $1.26   $1.21   $1.25   $1.21  $1.17  $1.17  $1.17  $1.17  $1.12
Accumulation unit value at end of period       $1.28    $1.28   $1.26   $1.21   $1.25  $1.21  $1.17  $1.17  $1.17  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                      697    1,388   3,602   1,648   1,509  1,294  1,196  1,221  1,040  1,450
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.09    $0.87   $0.71   $1.00   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.01    $1.09   $0.87   $0.71   $1.00  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      294      346  15,475   9,855   6,403     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.98    $0.85   $0.72   $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.85    $0.98   $0.85   $0.72   $1.10     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       93       8      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.97    $0.77   $0.58   $0.98   $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.96    $0.97   $0.77   $0.58   $0.98  $0.98     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.27    $0.99   $0.64   $1.10   $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.16    $1.27   $0.99   $0.64   $1.10  $0.98     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       50       50      50      50      55    679     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.72    $0.64   $0.48   $0.74   $0.70  $0.65  $0.63  $0.60  $0.48  $0.69
Accumulation unit value at end of period       $0.72    $0.72   $0.64   $0.48   $0.74  $0.70  $0.65  $0.63  $0.60  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      112      194     210     232     333    476    530    701    753    817
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.12    $0.99   $0.82   $1.18   $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.21    $1.12   $0.99   $0.82   $1.18  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.83    $0.77   $0.62   $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.70    $0.83   $0.77   $0.62   $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6        8       3      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.90    $0.87   $0.68   $1.09   $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.72    $0.90   $0.87   $0.68   $1.09  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.09    $1.01   $0.71   $0.99   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.11    $1.09   $1.01   $0.71   $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      180      259   8,383   5,612   3,855     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.52    $1.32   $0.99   $1.74   $1.50  $1.36  $1.18  $1.04  $1.00     --
Accumulation unit value at end of period       $1.46    $1.52   $1.32   $0.99   $1.74  $1.50  $1.36  $1.18  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,401    2,106   5,626  11,060   9,543  7,320  3,059  3,269    221     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.38    $1.18   $0.88   $1.52   $1.44  $1.28  $1.08  $1.08  $0.87  $0.95
Accumulation unit value at end of period       $1.33    $1.38   $1.18   $0.88   $1.52  $1.44  $1.28  $1.08  $1.08  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                       24       28      25     151     226    191    100    105     99     92
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.16    $0.95   $0.75   $1.44   $1.15  $1.09  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period       $1.14    $1.16   $0.95   $0.75   $1.44  $1.15  $1.09  $1.05  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       47       99     104     152     174    170    177    182      7     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.67    $1.49   $1.05   $1.42   $1.40  $1.27  $1.26  $1.17  $0.93  $0.91
Accumulation unit value at end of period       $1.71    $1.67   $1.49   $1.05   $1.42  $1.40  $1.27  $1.26  $1.17  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       23       25      62      74     104    146    148    223    280    154
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.24    $1.16   $1.02   $1.07   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.31    $1.24   $1.16   $1.02   $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      221      288  10,384   8,406   6,965    512     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $2.46    $1.94   $1.40   $2.35   $2.06  $1.86  $1.59  $1.29  $0.95  $1.06
Accumulation unit value at end of period       $2.17    $2.46   $1.94   $1.40   $2.35  $2.06  $1.86  $1.59  $1.29  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      701    1,184   3,949   5,166   3,440  2,476  1,850  1,925  1,154  1,005
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.47    $1.32   $1.06   $1.91   $1.65  $1.42  $1.21  $1.08  $1.00     --
Accumulation unit value at end of period       $1.20    $1.47   $1.32   $1.06   $1.91  $1.65  $1.42  $1.21  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                       90      115     410     598     533    309    133    128      7     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.10    $1.76   $1.49   $2.62   $3.35  $2.81  $2.51  $1.93  $1.44  $1.42
Accumulation unit value at end of period       $1.96    $2.10   $1.76   $1.49   $2.62  $3.35  $2.81  $2.51  $1.93  $1.44
Number of accumulation units outstanding at
end of period (000 omitted)                      108      158     221     277     385    391    403    418    397    421
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.07    $1.86   $1.39   $2.00   $1.95  $1.67  $1.66  $1.48  $1.13  $1.16
Accumulation unit value at end of period       $2.09    $2.07   $1.86   $1.39   $2.00  $1.95  $1.67  $1.66  $1.48  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                      665      767     889     938   1,265  1,436  1,440  1,366  1,259  1,080
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.03    $0.86   $0.74   $1.03   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.03   $0.86   $0.74   $1.03  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.63    $1.28   $1.01   $1.52   $1.58  $1.36  $1.27  $1.04  $0.79  $1.00
Accumulation unit value at end of period       $1.55    $1.63   $1.28   $1.01   $1.52  $1.58  $1.36  $1.27  $1.04  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      180      256     260     317     406    494    503    478    149     59
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.72    $0.57   $0.40   $0.71   $0.64  $0.60  $0.58  $0.52  $0.39  $0.55
Accumulation unit value at end of period       $0.67    $0.72   $0.57   $0.40   $0.71  $0.64  $0.60  $0.58  $0.52  $0.39
Number of accumulation units outstanding at
end of period (000 omitted)                      934    1,281   1,495   1,794   2,000  2,527  2,955  3,142  2,747  2,813
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.66    $1.51   $1.21   $1.95   $1.91  $1.63  $1.49  $1.34  $1.08  $1.25
Accumulation unit value at end of period       $1.62    $1.66   $1.51   $1.21   $1.95  $1.91  $1.63  $1.49  $1.34  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                    1,701    2,487   2,690   2,831   3,212  4,354  3,461  3,662  1,227    875
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.59    $1.49   $1.10   $1.86   $1.63  $1.36  $1.25  $1.07  $1.00     --
Accumulation unit value at end of period       $1.40    $1.59   $1.49   $1.10   $1.86  $1.63  $1.36  $1.25  $1.07     --
Number of accumulation units outstanding at
end of period (000 omitted)                      264      548     671     705     731    780    783    797     58     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.60    $1.41   $1.20   $1.15   $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.56    $1.60   $1.41   $1.20   $1.15  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      417      467   8,919   7,608   7,113  2,613     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.88    $0.83   $0.64   $1.12   $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.81    $0.88   $0.83   $0.64   $1.12  $1.11     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      503      524     575     441     395    290     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $3.08    $2.49   $1.89   $3.04   $2.98  $2.60  $2.33  $1.87  $1.48  $1.57
Accumulation unit value at end of period       $2.84    $3.08   $2.49   $1.89   $3.04  $2.98  $2.60  $2.33  $1.87  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      312      373   2,121   2,524   2,353  1,620    981  1,028  1,083  1,065
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.85    $0.76   $0.64   $1.02   $1.05  $0.94  $0.90  $0.79  $0.62  $0.80
Accumulation unit value at end of period       $0.87    $0.85   $0.76   $0.64   $1.02  $1.05  $0.94  $0.90  $0.79  $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                      345      373     437     674     934  1,503  1,492  1,569  1,608  1,593
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.00    $0.95   $0.65   $1.37   $1.36  $1.22  $1.17  $1.07  $1.00     --
Accumulation unit value at end of period       $0.96    $1.00   $0.95   $0.65   $1.37  $1.36  $1.22  $1.17  $1.07     --
Number of accumulation units outstanding at
end of period (000 omitted)                      444      639     837     743     758    832    885    941     89     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.56    $0.49   $0.41   $0.72   $0.65  $0.62  $0.58  $0.55  $0.43  $0.57
Accumulation unit value at end of period       $0.51    $0.56   $0.49   $0.41   $0.72  $0.65  $0.62  $0.58  $0.55  $0.43
Number of accumulation units outstanding at
end of period (000 omitted)                      506      545     641     701   1,022  1,762  1,950  2,150  2,296  2,455
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.04    $0.91   $0.76   $1.34   $1.22  $1.16  $1.08  $1.03  $1.00     --
Accumulation unit value at end of period       $0.94    $1.04   $0.91   $0.76   $1.34  $1.22  $1.16  $1.08  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --        6     536     510     531    268      3      3     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.37    $1.17   $0.84   $1.60   $1.47  $1.28  $1.18  $1.04  $1.00     --
Accumulation unit value at end of period       $1.26    $1.37   $1.17   $0.84   $1.60  $1.47  $1.28  $1.18  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       28       30      32      36      40     37     41     42     --     --
----------------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.10    $1.01   $0.80   $1.16   $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.10   $1.01   $0.80   $1.16  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      736      871     999   1,471   1,975  2,929     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.08    $1.00   $0.79   $1.15   $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.07    $1.08   $1.00   $0.79   $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        8        8       8       8       8      8     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.95    $0.91   $0.73   $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.97    $0.95   $0.91   $0.73   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        8        8       8      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91    $0.82   $0.61   $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.84    $0.91   $0.82   $0.61   $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      275      374  17,191   6,549   3,282     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.14    $1.02   $0.79   $1.13   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.14   $1.02   $0.79   $1.13  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.31    $1.14   $0.90   $1.42   $1.47  $1.29  $1.25  $1.08  $1.00     --
Accumulation unit value at end of period       $1.27    $1.31   $1.14   $0.90   $1.42  $1.47  $1.29  $1.25  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                      428      664   5,951   7,282   4,806  3,372    677    711     17     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.40    $1.26   $1.03   $1.53   $1.51  $1.32  $1.22  $1.08  $1.00     --
Accumulation unit value at end of period       $1.35    $1.40   $1.26   $1.03   $1.53  $1.51  $1.32  $1.22  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                       99      199     243     222     316    326    371    375     --     --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.95    $0.84   $0.63   $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.89    $0.95   $0.84   $0.63   $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      256      362  18,312  14,597   9,206     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.06    $0.85   $0.60   $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.06   $0.85   $0.60   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --        1       1      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.25    $1.13   $0.82   $1.32   $1.20  $1.13  $1.10  $1.02  $1.00     --
Accumulation unit value at end of period       $1.24    $1.25   $1.13   $0.82   $1.32  $1.20  $1.13  $1.10  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                       52       54     107      60      62     63     64     57     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.05    $0.95   $0.76   $1.15   $1.05  $0.94  $0.89  $0.81  $0.67  $0.86
Accumulation unit value at end of period       $1.01    $1.05   $0.95   $0.76   $1.15  $1.05  $0.94  $0.89  $0.81  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      248      266     331     520     670    907    986  1,123  1,326  1,476
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.56    $1.16   $0.72   $1.21   $1.19  $1.07  $1.03  $0.98  $1.00     --
Accumulation unit value at end of period       $1.38    $1.56   $1.16   $0.72   $1.21  $1.19  $1.07  $1.03  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                      106      116     133     125     124    127    125    134     10     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.28    $1.18   $1.01   $1.32   $1.29  $1.17  $1.15  $1.05  $1.00     --
Accumulation unit value at end of period       $1.28    $1.28   $1.18   $1.01   $1.32  $1.29  $1.17  $1.15  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                      752    1,291   1,575   1,669   1,978  1,867  2,010  2,175     82     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.59    $1.41   $1.07   $1.74   $1.38  $1.06  $0.92  $0.72  $0.53  $0.70
Accumulation unit value at end of period       $1.67    $1.59   $1.41   $1.07   $1.74  $1.38  $1.06  $0.92  $0.72  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                      324      374     451     755     939  1,148  1,224  1,369  1,686  1,931
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $2.38    $2.12   $1.62   $2.63   $2.09  $1.61  $1.40  $1.09  $1.00     --
Accumulation unit value at end of period       $2.51    $2.38   $2.12   $1.62   $2.63  $2.09  $1.61  $1.40  $1.09     --
Number of accumulation units outstanding at
end of period (000 omitted)                       46       88     118      53      65     81     44     45     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.79    $0.65   $0.47   $0.85   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.70    $0.79   $0.65   $0.47   $0.85     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       65      154   3,968   5,104   1,837     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.20    $0.92   $0.59   $1.13   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.10    $1.20   $0.92   $0.59   $1.13     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19       19      23       4      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.84    $1.43   $1.13   $1.84   $2.25  $1.65  $1.42  $1.06  $1.00     --
Accumulation unit value at end of period       $1.93    $1.84   $1.43   $1.13   $1.84  $2.25  $1.65  $1.42  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                       30       38      42      38      46     60     68     68     11     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.00    $0.78   $0.62   $1.01   $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04    $1.00   $0.78   $0.62   $1.01  $1.23     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      103      103     103     103     103     31     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.13    $1.05   $0.74   $1.38   $1.22  $1.15  $1.11  $1.05  $1.00     --
Accumulation unit value at end of period       $1.11    $1.13   $1.05   $0.74   $1.38  $1.22  $1.15  $1.11  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                      144      266     279     288     298    274    288    307     19     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.63    $1.43   $1.04   $1.76   $1.68  $1.45  $1.28  $1.09  $0.77  $1.00
Accumulation unit value at end of period       $1.47    $1.63   $1.43   $1.04   $1.76  $1.68  $1.45  $1.28  $1.09  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                      327      424     497     695     722    710    579    518     82     13
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.67    $1.47   $1.26   $1.49   $1.37  $1.30  $1.28  $1.19  $1.03  $1.00
Accumulation unit value at end of period       $1.66    $1.67   $1.47   $1.26   $1.49  $1.37  $1.30  $1.28  $1.19  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                      685    1,026  13,876  10,614   8,749  2,701    919    906    264    111
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.35    $0.31   $0.25   $1.18   $1.20  $1.12  $1.11  $1.03  $1.00     --
Accumulation unit value at end of period       $0.34    $0.35   $0.31   $0.25   $1.18  $1.20  $1.12  $1.11  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                      311      387     394     211     175    192    254    246     81     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.46    $1.20   $0.89   $1.45   $1.49  $1.31  $1.21  $1.03  $1.00     --
Accumulation unit value at end of period       $1.41    $1.46   $1.20   $0.89   $1.45  $1.49  $1.31  $1.21  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                      233      360     451     476     511    533    602    632     38     --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.15    $1.03   $0.86   $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.16    $1.15   $1.03   $0.86   $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      258      318   9,462  12,168   9,250     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.20    $1.18   $0.95   $1.16   $1.18  $1.16  $1.04  $0.98  $0.84  $1.00
Accumulation unit value at end of period       $1.17    $1.20   $1.18   $0.95   $1.16  $1.18  $1.16  $1.04  $0.98  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       28       60      61      63     104    150    132    111     50     12
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.14    $1.01   $0.79   $1.30   $1.40  $1.22  $1.18  $1.07  $1.00     --
Accumulation unit value at end of period       $1.08    $1.14   $1.01   $0.79   $1.30  $1.40  $1.22  $1.18  $1.07     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2       17      31      31      34     36     38     39     12     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.86    $0.79   $0.64   $1.16   $1.08  $0.86  $0.77  $0.67  $0.53  $0.65
Accumulation unit value at end of period       $0.71    $0.86   $0.79   $0.64   $1.16  $1.08  $0.86  $0.77  $0.67  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                    1,321    1,666   1,959   2,382   3,162  3,931  4,113  4,437  3,942  3,982
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.13    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.13      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      347      424      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.17    $1.01   $0.77   $1.27   $1.28  $1.16  $1.12  $1.05  $1.00     --
Accumulation unit value at end of period       $1.13    $1.17   $1.01   $0.77   $1.27  $1.28  $1.16  $1.12  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       17       18      19      21      30     39     41     35     --     --
----------------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                         $0.87    $0.70   $0.54   $0.90   $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.82    $0.87   $0.70   $0.54   $0.90  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       45       45      45      45      54  1,144     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07    $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,684    5,916      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07    $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   29,376   30,517      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.04      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,786    5,000      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06    $1.04      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   25,277   25,867      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.86    $0.78   $0.60   $0.99   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.82    $0.86   $0.78   $0.60   $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      312      460  22,845  11,582   6,461     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.12    $0.93   $0.69   $1.10   $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04    $1.12   $0.93   $0.69   $1.10  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4        5       6      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.09      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   87,791   82,870      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.09      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  185,039  192,524      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   40,118   40,351      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   97,669  109,670      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.07    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07    $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   21,716   19,276      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.07    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08    $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   37,293   35,135      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.67    $1.36   $1.01   $1.49   $1.59  $1.34  $1.28  $1.08  $0.79  $1.00
Accumulation unit value at end of period       $1.58    $1.67   $1.36   $1.01   $1.49  $1.59  $1.34  $1.28  $1.08  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       63      108     394     434     396    192    185    221     40     22
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.23    $1.00   $0.68   $1.26   $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04    $1.23   $1.00   $0.68   $1.26  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      127      187   5,712   7,562   3,187  1,448     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011     2010    2009    2008    2007    2006   2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.06    $0.87   $0.62   $1.04   $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.01    $1.06   $0.87   $0.62   $1.04  $1.00     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      148      165   4,706   3,952   2,534    175     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.12    $1.00   $0.88   $1.25   $1.18  $1.06  $1.02  $0.95  $0.79  $0.91
Accumulation unit value at end of period       $1.18    $1.12   $1.00   $0.88   $1.25  $1.18  $1.06  $1.02  $0.95  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      732      838   1,076   2,686   3,084  3,544  4,274  4,536  4,842  5,138
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.51    $1.31   $1.15   $1.99   $1.75  $1.44  $1.26  $1.08  $1.00     --
Accumulation unit value at end of period       $1.30    $1.51   $1.31   $1.15   $1.99  $1.75  $1.44  $1.26  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                      445      740     773     755     857    966  1,110  1,249    139     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.17    $1.04   $0.90   $1.43   $1.41  $1.20  $1.16  $1.05  $0.84  $1.06
Accumulation unit value at end of period       $1.13    $1.17   $1.04   $0.90   $1.43  $1.41  $1.20  $1.16  $1.05  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      474      657   1,060     823   1,148  1,387  1,578  1,938  1,984  2,083
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.53    $1.29   $0.91   $1.27   $1.15  $1.10  $1.08  $1.02  $1.00     --
Accumulation unit value at end of period       $1.43    $1.53   $1.29   $0.91   $1.27  $1.15  $1.10  $1.08  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,317    1,629     743     873     981  1,054  1,161  1,187     55     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                         $1.00       --      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.05       --      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      644       --      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.63    $0.50   $0.33   $0.58   $0.51  $0.42  $0.40  $0.36  $0.25  $0.42
Accumulation unit value at end of period       $0.59    $0.63   $0.50   $0.33   $0.58  $0.51  $0.42  $0.40  $0.36  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                      942    1,389   1,044   1,148   1,358  1,741  1,913  2,281  2,845  3,066
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.22    $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.12    $1.22      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      278      431      --      --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.72    $1.63   $1.47   $1.46   $1.39  $1.35  $1.34  $1.30  $1.22  $1.14
Accumulation unit value at end of period       $1.84    $1.72   $1.63   $1.47   $1.46  $1.39  $1.35  $1.34  $1.30  $1.22
Number of accumulation units outstanding at
end of period (000 omitted)                      574      787   1,689   1,799   2,363  1,377    939    985  1,052  1,227
----------------------------------------------------------------------------------------------------------------------------






 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                          $1.10   $1.01   $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.05   $1.10   $1.01  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         7       2      22     41     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                          $0.52   $0.44   $0.29  $0.56  $0.47  $0.44  $0.43  $0.42  $0.29  $0.51
Accumulation unit value at end of period        $0.39   $0.52   $0.44  $0.29  $0.56  $0.47  $0.44  $0.43  $0.42  $0.29
Number of accumulation units outstanding at
end of period (000 omitted)                       276     331     586    610    820    824    829    932    498    684
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.01   $0.91   $0.77  $1.31  $1.26  $1.09  $1.06  $0.96  $0.74  $0.96
Accumulation unit value at end of period        $1.06   $1.01   $0.91  $0.77  $1.31  $1.26  $1.09  $1.06  $0.96  $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                       826   1,010   1,822  2,393  2,734  3,482  3,585  4,135  3,461  3,898
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.74   $0.72   $0.54  $1.17  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.59   $0.74   $0.72  $0.54  $1.17  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        61      66   4,550  5,545  3,053  1,029     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                          $0.63   $0.58   $0.43  $0.72  $0.65  $0.66  $0.58  $0.54  $0.45  $0.65
Accumulation unit value at end of period        $0.60   $0.63   $0.58  $0.43  $0.72  $0.65  $0.66  $0.58  $0.54  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                       494     553     732  1,014  1,308  1,473  1,546  1,578  1,510  2,042
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.21   $1.16   $1.07  $1.10  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.33   $1.21   $1.16  $1.07  $1.10  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.01   $0.90   $0.69  $1.26  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.88   $1.01   $0.90  $0.69  $1.26  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.01   $0.86   $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.99   $1.01   $0.86  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.01   $0.88   $0.66  $1.15  $0.96  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.00   $1.01   $0.88  $0.66  $1.15  $0.96     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --  2,100     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.89   $0.76  $1.04  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.99   $1.00   $0.89  $0.76  $1.04  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND (CLASS 1) (04/07/2003)
Accumulation unit value at beginning of
period                                          $1.59   $1.42   $1.16  $1.63  $1.51  $1.37  $1.30  $1.20  $1.00     --
Accumulation unit value at end of period        $1.55   $1.59   $1.42  $1.16  $1.63  $1.51  $1.37  $1.30  $1.20     --
Number of accumulation units outstanding at
end of period (000 omitted)                        36      45     111    144    443    469    476    498    507     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.11   $1.00   $0.82  $1.18  $1.17  $1.04  $1.01  $0.94  $0.79  $0.92
Accumulation unit value at end of period        $1.13   $1.11   $1.00  $0.82  $1.18  $1.17  $1.04  $1.01  $0.94  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                        84      85     114    218    292    275    210    176    177    179
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.13   $1.15   $1.16  $1.15  $1.11  $1.08  $1.06  $1.07  $1.08  $1.08
Accumulation unit value at end of period        $1.12   $1.13   $1.15  $1.16  $1.15  $1.11  $1.08  $1.06  $1.07  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                     2,256   2,075   3,153  2,711  1,073  1,203  1,149  1,454  1,720  2,516
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.50   $1.40   $1.24  $1.34  $1.29  $1.25  $1.24  $1.20  $1.16  $1.11
Accumulation unit value at end of period        $1.58   $1.50   $1.40  $1.24  $1.34  $1.29  $1.25  $1.24  $1.20  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                       453     549   9,460  7,975  7,765  4,332  1,045    999    593    179
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.58   $1.37   $1.09  $1.85  $1.74  $1.47  $1.31  $1.12  $0.81  $1.01
Accumulation unit value at end of period        $1.49   $1.58   $1.37  $1.09  $1.85  $1.74  $1.47  $1.31  $1.12  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                       653     957   8,590  7,188  4,908  3,199  1,284  1,141    861    536
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.68   $0.59   $0.48  $0.84  $0.82  $0.72  $0.69  $0.66  $0.52  $0.67
Accumulation unit value at end of period        $0.71   $0.68   $0.59  $0.48  $0.84  $0.82  $0.72  $0.69  $0.66  $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                     1,928   2,512   3,082  3,503  4,303  4,701  1,109  1,250    172    141
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of
period                                          $3.17   $2.68   $1.56  $3.40  $2.50  $1.89  $1.43  $1.17  $0.84  $0.90
Accumulation unit value at end of period        $2.47   $3.17   $2.68  $1.56  $3.40  $2.50  $1.89  $1.43  $1.17  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        64      65   1,086  1,372    790    428     49     48     42     67
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.18   $1.14   $1.08  $1.10  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.28   $1.18   $1.14  $1.08  $1.10  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       201     239   8,855  3,975  4,387  2,829     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 1) (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.26   $1.14   $0.80  $1.07  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.32   $1.26   $1.14  $0.80  $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       241     264     325    407    553    540     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.25   $1.13   $0.80  $1.07  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.32   $1.25   $1.13  $0.80  $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       157     162      14     14     13    659     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.72   $1.53   $1.00  $1.36  $1.35  $1.23  $1.20  $1.09  $0.88  $0.96
Accumulation unit value at end of period        $1.79   $1.72   $1.53  $1.00  $1.36  $1.35  $1.23  $1.20  $1.09  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                       174     280     582    944  1,284  1,320  1,059  1,262  1,212  1,027
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.34   $1.20   $0.85  $1.06  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.40   $1.34   $1.20  $0.85  $1.06  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        45      60   6,254  3,420  3,039  1,094     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.88   $0.70  $1.18  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.85   $0.99   $0.88  $0.70  $1.18  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         5       5       5      5      5      5     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 1) (04/29/2011)
Accumulation unit value at beginning of
period                                          $1.00      --      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $0.88      --      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       104      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.07   $0.93   $0.68  $1.25  $1.22  $1.12  $1.04  $0.97  $0.81  $1.00
Accumulation unit value at end of period        $1.02   $1.07   $0.93  $0.68  $1.25  $1.22  $1.12  $1.04  $0.97  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                        16      14      14    756    516      3     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.01   $0.84   $0.67  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.97   $1.01   $0.84  $0.67  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        78     102  10,560  6,615  4,235     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.89   $0.79   $0.58  $1.14  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.73   $0.89   $0.79  $0.58  $1.14     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.75   $1.41   $0.87  $1.60  $1.42  $1.44  $1.33  $1.23  $1.02  $1.00
Accumulation unit value at end of period        $1.47   $1.75   $1.41  $0.87  $1.60  $1.42  $1.44  $1.33  $1.23  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                         4       3       3      2      2      1      1      1     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.91   $0.75   $0.54  $1.00  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.82   $0.91   $0.75  $0.54  $1.00     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of
period                                          $0.92   $0.81   $0.65  $1.05  $1.01  $0.89  $0.86  $0.79  $0.63  $0.82
Accumulation unit value at end of period        $0.92   $0.92   $0.81  $0.65  $1.05  $1.01  $0.89  $0.86  $0.79  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                       119     123     173    342    478    539    565    639    728    711
--------------------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                          $0.90   $0.79   $0.64  $1.02  $0.99  $0.87  $0.84  $0.77  $0.61  $0.80
Accumulation unit value at end of period        $0.90   $0.90   $0.79  $0.64  $1.02  $0.99  $0.87  $0.84  $0.77  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                     1,095   1,538   2,439  3,181  3,455  3,398  3,818  3,822  2,601  2,290
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.96   $0.80   $0.65  $1.08  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.93   $0.96   $0.80  $0.65  $1.08  $1.10     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.68   $1.34   $0.97  $1.60  $1.69  $1.53  $1.48  $1.26  $0.87  $1.06
Accumulation unit value at end of period        $1.51   $1.68   $1.34  $0.97  $1.60  $1.69  $1.53  $1.48  $1.26  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                       141     164     220    278    307    338    394    445    419    366
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 1) (04/29/2011)
Accumulation unit value at beginning of
period                                          $1.00      --      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $0.99      --      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       574      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.27   $1.25   $1.20  $1.24  $1.20  $1.17  $1.16  $1.17  $1.16  $1.11
Accumulation unit value at end of period        $1.27   $1.27   $1.25  $1.20  $1.24  $1.20  $1.17  $1.16  $1.17  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                       562     674     797  1,373  1,411  1,559  1,666  1,897  1,950  1,729
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.27   $1.25   $1.20  $1.25  $1.20  $1.17  $1.17  $1.17  $1.17  $1.12
Accumulation unit value at end of period        $1.27   $1.27   $1.25  $1.20  $1.25  $1.20  $1.17  $1.17  $1.17  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                       561     747   2,143  1,351  1,441  1,522  1,654  2,036  2,508  2,657
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.09   $0.87   $0.71  $1.00  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.01   $1.09   $0.87  $0.71  $1.00  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        60      75   7,744  4,484  3,402     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND (CLASS 1) (04/14/2003)
Accumulation unit value at beginning of
period                                          $1.92   $1.51   $1.22  $2.08  $1.86  $1.68  $1.65  $1.50  $1.00     --
Accumulation unit value at end of period        $1.79   $1.92   $1.51  $1.22  $2.08  $1.86  $1.68  $1.65  $1.50     --
Number of accumulation units outstanding at
end of period (000 omitted)                        40      57      63     69     81     90    108    108    107     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.98   $0.85   $0.72  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.85   $0.98   $0.85  $0.72  $1.10     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         2       2       2      2     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.97   $0.77   $0.58  $0.98  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.96   $0.97   $0.77  $0.58  $0.98  $0.98     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.27   $0.99   $0.64  $1.10  $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.15   $1.27   $0.99  $0.64  $1.10  $0.97     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --    490     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.72   $0.63   $0.48  $0.74  $0.70  $0.65  $0.63  $0.60  $0.48  $0.69
Accumulation unit value at end of period        $0.72   $0.72   $0.63  $0.48  $0.74  $0.70  $0.65  $0.63  $0.60  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                       233     379     404    564    672    620    626    623    735    715
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.12   $0.99   $0.82  $1.18  $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.20   $1.12   $0.99  $0.82  $1.18  $1.11     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.83   $0.77   $0.62  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.70   $0.83   $0.77  $0.62  $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.90   $0.87   $0.67  $1.09  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.72   $0.90   $0.87  $0.67  $1.09  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.09   $1.01   $0.71  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.10   $1.09   $1.01  $0.71  $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        31      39   4,075  2,594  2,052     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.30   $1.12   $0.82  $1.26  $1.17  $1.06  $1.01  $0.97  $0.84  $0.93
Accumulation unit value at end of period        $1.24   $1.30   $1.12  $0.82  $1.26  $1.17  $1.06  $1.01  $0.97  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       172     183     216    342    435    452    468    481    526    511
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.41   $1.22   $0.91  $1.61  $1.38  $1.26  $1.09  $0.95  $0.75  $0.84
Accumulation unit value at end of period        $1.36   $1.41   $1.22  $0.91  $1.61  $1.38  $1.26  $1.09  $0.95  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                       403     571     701  1,248  2,309  1,795  1,837  1,835  1,713  1,431
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.59   $1.38   $1.03  $1.82  $1.57  $1.43  $1.24  $1.09  $0.86  $1.00
Accumulation unit value at end of period        $1.53   $1.59   $1.38  $1.03  $1.82  $1.57  $1.43  $1.24  $1.09  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                       746   1,177   3,281  6,032  5,864  4,893  1,778  1,707    935    115
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.37   $1.18   $0.88  $1.52  $1.44  $1.28  $1.07  $1.07  $0.87  $0.95
Accumulation unit value at end of period        $1.32   $1.37   $1.18  $0.88  $1.52  $1.44  $1.28  $1.07  $1.07  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                        76     138     326    606    708    717    525    523    535    305
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $0.99   $0.87   $0.69  $1.21  $1.09  $0.98  $0.92  $0.88  $0.72  $0.88
Accumulation unit value at end of period        $0.99   $0.99   $0.87  $0.69  $1.21  $1.09  $0.98  $0.92  $0.88  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                       117     145     191    286    380    396    386    441    436    435
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $0.85   $0.69   $0.55  $1.05  $0.84  $0.80  $0.76  $0.75  $0.57  $0.83
Accumulation unit value at end of period        $0.84   $0.85   $0.69  $0.55  $1.05  $0.84  $0.80  $0.76  $0.75  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                        26      31      41     53     73    144    164    173    195    208
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.10   $0.90   $0.71  $1.36  $1.09  $1.04  $0.99  $0.98  $0.75  $1.00
Accumulation unit value at end of period        $1.08   $1.10   $0.90  $0.71  $1.36  $1.09  $1.04  $0.99  $0.98  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        56     133     492    401    311    602    429    410    117     31
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.32   $1.18   $0.83  $1.12  $1.11  $1.01  $0.99  $0.92  $0.73  $0.72
Accumulation unit value at end of period        $1.36   $1.32   $1.18  $0.83  $1.12  $1.11  $1.01  $0.99  $0.92  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                       181     225     241    568    763    597    596    845    826    502
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.66   $1.48   $1.04  $1.41  $1.39  $1.27  $1.26  $1.17  $0.93  $0.91
Accumulation unit value at end of period        $1.70   $1.66   $1.48  $1.04  $1.41  $1.39  $1.27  $1.26  $1.17  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       154     191     188    228    462    564    287    337    316    317
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.23   $1.16   $1.02  $1.07  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.30   $1.23   $1.16  $1.02  $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        68      79   4,957  3,841  3,678    224     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $3.63   $2.86   $2.07  $3.46  $3.03  $2.73  $2.34  $1.90  $1.39  $1.56
Accumulation unit value at end of period        $3.20   $3.63   $2.86  $2.07  $3.46  $3.03  $2.73  $2.34  $1.90  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       438     578     766  1,075  1,633  1,627  1,723  1,897  1,802  1,810
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $2.45   $1.93   $1.40  $2.34  $2.06  $1.85  $1.59  $1.29  $0.95  $1.06
Accumulation unit value at end of period        $2.15   $2.45   $1.93  $1.40  $2.34  $2.06  $1.85  $1.59  $1.29  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       821   1,216   3,621  4,422  4,006  3,592  3,013  3,064  2,428  1,445
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.44   $1.29   $1.04  $1.88  $1.62  $1.39  $1.19  $1.06  $0.75  $1.00
Accumulation unit value at end of period        $1.18   $1.44   $1.29  $1.04  $1.88  $1.62  $1.39  $1.19  $1.06  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        57      64     431    525    624    272     82     81     27     15
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.09   $1.75   $1.49  $2.61  $3.34  $2.81  $2.50  $1.92  $1.43  $1.42
Accumulation unit value at end of period        $1.94   $2.09   $1.75  $1.49  $2.61  $3.34  $2.81  $2.50  $1.92  $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                       338     361     536    687    913    867    938    992  1,000  1,015
--------------------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.06   $1.85   $1.38  $1.99  $1.94  $1.66  $1.66  $1.47  $1.13  $1.15
Accumulation unit value at end of period        $2.08   $2.06   $1.85  $1.38  $1.99  $1.94  $1.66  $1.66  $1.47  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                       879   1,130   1,534  1,905  2,317  2,299  2,435  2,548  2,063  1,728
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.03   $0.86   $0.74  $1.03  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.03   $0.86  $0.74  $1.03  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         2       3       4      4      5      5     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
period                                          $2.64   $2.09   $1.64  $2.47  $2.57  $2.22  $2.07  $1.69  $1.30  $1.45
Accumulation unit value at end of period        $2.51   $2.64   $2.09  $1.64  $2.47  $2.57  $2.22  $2.07  $1.69  $1.30
Number of accumulation units outstanding at
end of period (000 omitted)                       295     375     526    666    590    717    658    516    219     47
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.32   $1.04   $0.74  $1.30  $1.18  $1.10  $1.06  $0.96  $0.71  $1.01
Accumulation unit value at end of period        $1.24   $1.32   $1.04  $0.74  $1.30  $1.18  $1.10  $1.06  $0.96  $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                     1,373   1,842   2,467  3,121  3,777  4,295  4,737  5,177  4,918  4,574
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.62   $1.48   $1.19  $1.91  $1.87  $1.60  $1.46  $1.32  $1.06  $1.22
Accumulation unit value at end of period        $1.58   $1.62   $1.48  $1.19  $1.91  $1.87  $1.60  $1.46  $1.32  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                     1,695   2,272   2,966  3,954  5,507  6,011  5,328  5,621  4,198  2,393
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.65   $1.50   $1.21  $1.94  $1.90  $1.63  $1.49  $1.34  $1.08  $1.24
Accumulation unit value at end of period        $1.61   $1.65   $1.50  $1.21  $1.94  $1.90  $1.63  $1.49  $1.34  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       887   1,143   1,645  1,976  2,440  2,476  2,267  2,400  2,050  1,377
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                          $2.72   $2.34   $1.37  $2.94  $2.31  $1.83  $1.45  $1.18  $0.78  $0.79
Accumulation unit value at end of period        $2.26   $2.72   $2.34  $1.37  $2.94  $2.31  $1.83  $1.45  $1.18  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                        92     125     142    172    264    126    131    169    124     20
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.41   $1.31   $0.97  $1.65  $1.45  $1.21  $1.11  $0.95  $0.73  $0.90
Accumulation unit value at end of period        $1.24   $1.41   $1.31  $0.97  $1.65  $1.45  $1.21  $1.11  $0.95  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                       147     172     183    240    311    368    420    400    371    296
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.32   $1.23   $0.91  $1.54  $1.35  $1.13  $1.04  $0.89  $0.68  $0.84
Accumulation unit value at end of period        $1.16   $1.32   $1.23  $0.91  $1.54  $1.35  $1.13  $1.04  $0.89  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       445     656   1,196  1,816  2,003  2,636  2,688  2,217  1,480    866
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.59   $1.41   $1.20  $1.15  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.56   $1.59   $1.41  $1.20  $1.15  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        44      52   4,414  3,769  4,102  1,812     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.82   $0.64  $1.12  $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.80   $0.87   $0.82  $0.64  $1.12  $1.11     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        26      26      26     26     21     21     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $3.06   $2.48   $1.88  $3.03  $2.97  $2.59  $2.33  $1.87  $1.48  $1.57
Accumulation unit value at end of period        $2.83   $3.06   $2.48  $1.88  $3.03  $2.97  $2.59  $2.33  $1.87  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       332     409   1,518  1,777  2,090  1,873  1,361  1,409  1,449  1,458
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.84   $0.76   $0.63  $1.02  $1.05  $0.94  $0.89  $0.79  $0.62  $0.80
Accumulation unit value at end of period        $0.87   $0.84   $0.76  $0.63  $1.02  $1.05  $0.94  $0.89  $0.79  $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                       474     695   1,295  1,915  2,395  2,494  2,681  2,371  2,072  2,038
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $0.93   $0.88   $0.60  $1.27  $1.27  $1.14  $1.09  $1.00  $0.76  $1.00
Accumulation unit value at end of period        $0.89   $0.93   $0.88  $0.60  $1.27  $1.27  $1.14  $1.09  $1.00  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                       323     447     636    648    748    790    708    783    699     90
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/09/1999)
Accumulation unit value at beginning of
period                                          $0.82   $0.72   $0.60  $1.06  $0.96  $0.91  $0.85  $0.80  $0.63  $0.84
Accumulation unit value at end of period        $0.74   $0.82   $0.72  $0.60  $1.06  $0.96  $0.91  $0.85  $0.80  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                       753     912   1,557  2,040  2,745  3,214  3,090  3,428  3,393  3,148
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.23   $1.08   $0.91  $1.60  $1.45  $1.39  $1.29  $1.23  $0.97  $1.00
Accumulation unit value at end of period        $1.12   $1.23   $1.08  $0.91  $1.60  $1.45  $1.39  $1.29  $1.23  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        16      40     549    519    501    173     24     22     19     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.32   $1.13   $0.80  $1.54  $1.41  $1.23  $1.14  $1.00  $0.75  $1.00
Accumulation unit value at end of period        $1.21   $1.32   $1.13  $0.80  $1.54  $1.41  $1.23  $1.14  $1.00  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        26      74      74     72     79     72     80     80    100     28
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.09   $1.01   $0.80  $1.16  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.09   $1.01  $0.80  $1.16  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,437   1,983   2,664  3,333  4,900  5,506     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.08   $1.00   $0.79  $1.15  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.08   $1.00  $0.79  $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         7       7      10     33     12     12     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.95   $0.91   $0.73  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.97   $0.95   $0.91  $0.73  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.91   $0.82   $0.61  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.83   $0.91   $0.82  $0.61  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        70      85   8,521  2,942  1,751     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.14   $1.02   $0.79  $1.12  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.05   $1.14   $1.02  $0.79  $1.12  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.53   $1.34   $1.06  $1.67  $1.73  $1.51  $1.47  $1.27  $0.98  $1.00
Accumulation unit value at end of period        $1.48   $1.53   $1.34  $1.06  $1.67  $1.73  $1.51  $1.47  $1.27  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                        94     131   2,645  3,140  2,409  2,020    284    242    153    186
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.56   $1.41   $1.15  $1.72  $1.70  $1.48  $1.37  $1.21  $0.96  $1.00
Accumulation unit value at end of period        $1.51   $1.56   $1.41  $1.15  $1.72  $1.70  $1.48  $1.37  $1.21  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        12      32      80     79     86     49     60     65     50      4
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
period                                          $0.75   $0.60   $0.42  $0.76  $0.63  $0.57  $0.51  $0.43  $0.32  $0.45
Accumulation unit value at end of period        $0.72   $0.75   $0.60  $0.42  $0.76  $0.63  $0.57  $0.51  $0.43  $0.32
Number of accumulation units outstanding at
end of period (000 omitted)                       112     110     122    126    176    199    254    313    293    270
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
period                                          $0.56   $0.45   $0.29  $0.53  $0.44  $0.41  $0.38  $0.38  $0.26  $0.45
Accumulation unit value at end of period        $0.50   $0.56   $0.45  $0.29  $0.53  $0.44  $0.41  $0.38  $0.38  $0.26
Number of accumulation units outstanding at
end of period (000 omitted)                        76      77      77     78     79     79    108    126    125    131
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
period                                          $0.71   $0.63   $0.47  $0.79  $0.70  $0.64  $0.62  $0.60  $0.46  $0.64
Accumulation unit value at end of period        $0.67   $0.71   $0.63  $0.47  $0.79  $0.70  $0.64  $0.62  $0.60  $0.46
Number of accumulation units outstanding at
end of period (000 omitted)                       319     360  12,338  9,449  7,227    503    514    632    722    759
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.05   $0.85   $0.60  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.05   $0.85  $0.60  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                          $0.74   $0.67   $0.49  $0.78  $0.71  $0.67  $0.65  $0.61  $0.50  $0.70
Accumulation unit value at end of period        $0.73   $0.74   $0.67  $0.49  $0.78  $0.71  $0.67  $0.65  $0.61  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                       203     210     300    397    460  1,099    807    834    938    875
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.04   $0.95   $0.76  $1.15  $1.05  $0.94  $0.89  $0.81  $0.67  $0.86
Accumulation unit value at end of period        $1.01   $1.04   $0.95  $0.76  $1.15  $1.05  $0.94  $0.89  $0.81  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                       447     541     857  1,180  1,240  1,379  1,483  1,582  1,661  1,578
--------------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
period                                          $0.97   $0.89   $0.71  $1.08  $0.99  $0.89  $0.84  $0.77  $0.64  $0.82
Accumulation unit value at end of period        $0.94   $0.97   $0.89  $0.71  $1.08  $0.99  $0.89  $0.84  $0.77  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                       230     230     276    386    451    471    505    526    535    530
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.86   $1.38   $0.86  $1.43  $1.41  $1.26  $1.22  $1.16  $0.88  $1.30
Accumulation unit value at end of period        $1.65   $1.86   $1.38  $0.86  $1.43  $1.41  $1.26  $1.22  $1.16  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                         1       1       1     12     21     22     33     31     32     32
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.22   $0.91   $0.56  $0.94  $0.94  $0.84  $0.81  $0.77  $0.58  $0.87
Accumulation unit value at end of period        $1.08   $1.22   $0.91  $0.56  $0.94  $0.94  $0.84  $0.81  $0.77  $0.58
Number of accumulation units outstanding at
end of period (000 omitted)                       212     277     470    582    647    658    783    901    707    441
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.51   $1.39   $1.19  $1.55  $1.50  $1.36  $1.34  $1.22  $1.06  $1.13
Accumulation unit value at end of period        $1.51   $1.51   $1.39  $1.19  $1.55  $1.50  $1.36  $1.34  $1.22  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       106     113     100    270    247    117    100     88     89     74
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.36   $1.26   $1.08  $1.41  $1.38  $1.25  $1.23  $1.12  $0.98  $1.05
Accumulation unit value at end of period        $1.37   $1.36   $1.26  $1.08  $1.41  $1.38  $1.25  $1.23  $1.12  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     1,555   2,358   3,001  4,112  5,505  6,062  5,779  6,230  5,443  3,949
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
period                                          $2.04   $1.82   $1.38  $2.24  $1.77  $1.37  $1.19  $0.92  $0.69  $0.90
Accumulation unit value at end of period        $2.15   $2.04   $1.82  $1.38  $2.24  $1.77  $1.37  $1.19  $0.92  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                       399     496     674    878    964  1,159  1,267  1,336  1,393  1,631
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
period                                          $1.66   $1.48   $1.13  $1.84  $1.46  $1.13  $0.98  $0.76  $0.57  $0.75
Accumulation unit value at end of period        $1.75   $1.66   $1.48  $1.13  $1.84  $1.46  $1.13  $0.98  $0.76  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                       145     195     251    275    323    304    241    287    264    209
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.79   $0.65   $0.47  $0.85  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.70   $0.79   $0.65  $0.47  $0.85     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        20      22   1,948  2,401  1,003     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.20   $0.92   $0.59  $1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.10   $1.20   $0.92  $0.59  $1.13     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $2.26   $1.76   $1.39  $2.27  $2.77  $2.03  $1.76  $1.30  $0.96  $1.00
Accumulation unit value at end of period        $2.37   $2.26   $1.76  $1.39  $2.27  $2.77  $2.03  $1.76  $1.30  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        10      11      --     --     --      2      3    115      1     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.78   $0.61  $1.01  $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.04   $1.00   $0.78  $0.61  $1.01  $1.23     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        12      12      12     12     12     29     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.09   $1.01   $0.71  $1.32  $1.17  $1.10  $1.06  $1.01  $0.78  $1.00
Accumulation unit value at end of period        $1.06   $1.09   $1.01  $0.71  $1.32  $1.17  $1.10  $1.06  $1.01  $0.78
Number of accumulation units outstanding at
end of period (000 omitted)                       206     237     360    417    761    499    504    445    242     39
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.62   $1.42   $1.03  $1.75  $1.67  $1.44  $1.28  $1.09  $0.77  $1.00
Accumulation unit value at end of period        $1.47   $1.62   $1.42  $1.03  $1.75  $1.67  $1.44  $1.28  $1.09  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                       570     906   1,263  1,733  2,215  2,059  1,904  1,729    788    190
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.66   $1.46   $1.25  $1.48  $1.37  $1.29  $1.28  $1.19  $1.03  $1.00
Accumulation unit value at end of period        $1.65   $1.66   $1.46  $1.25  $1.48  $1.37  $1.29  $1.28  $1.19  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                     1,054   1,427   8,180  6,743  6,680  3,247  1,889  1,541  1,060    212
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $0.40   $0.35   $0.28  $1.34  $1.37  $1.27  $1.26  $1.17  $0.96  $1.00
Accumulation unit value at end of period        $0.39   $0.40   $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.17  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       237     254     345    302    270    214    223    252    209      4
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.60   $1.32   $0.97  $1.59  $1.63  $1.44  $1.33  $1.13  $0.79  $1.00
Accumulation unit value at end of period        $1.54   $1.60   $1.32  $0.97  $1.59  $1.63  $1.44  $1.33  $1.13  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       117     202     298    320    375    391    378    374    217     65
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.15   $1.03   $0.86  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.16   $1.15   $1.03  $0.86  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        39      50   4,676  5,668  5,059     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.19   $1.18   $0.95  $1.15  $1.18  $1.16  $1.04  $0.98  $0.84  $1.00
Accumulation unit value at end of period        $1.16   $1.19   $1.18  $0.95  $1.15  $1.18  $1.16  $1.04  $0.98  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        52      55     154    203    202    243    213    209     86     52
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.02   $0.90   $0.70  $1.16  $1.25  $1.09  $1.05  $0.96  $0.76  $0.95
Accumulation unit value at end of period        $0.96   $1.02   $0.90  $0.70  $1.16  $1.25  $1.09  $1.05  $0.96  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                       340     400     600    892  1,305  1,443  1,621  1,596  1,635  1,583
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.63   $1.50   $1.04  $1.38  $1.33  $1.28  $1.27  $1.23  $1.19  $1.12
Accumulation unit value at end of period        $1.69   $1.63   $1.50  $1.04  $1.38  $1.33  $1.28  $1.27  $1.23  $1.19
Number of accumulation units outstanding at
end of period (000 omitted)                         4       5      14     16     20     23     28     34     31     79
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
period                                          $1.18   $1.09   $0.88  $1.59  $1.49  $1.18  $1.07  $0.93  $0.73  $0.90
Accumulation unit value at end of period        $0.97   $1.18   $1.09  $0.88  $1.59  $1.49  $1.18  $1.07  $0.93  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                     1,597   2,315   2,779  3,548  4,302  4,374  4,450  4,648  4,797  4,994
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                          $0.94   $0.85   $0.62  $1.09  $0.97  $0.78  $0.67  $0.60  $0.45  $0.53
Accumulation unit value at end of period        $0.76   $0.94   $0.85  $0.62  $1.09  $0.97  $0.78  $0.67  $0.60  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                        62      74     109    134    407    197    219    262    289    440
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.13   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.13      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       543     652      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.13   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.13      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        94     106      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                          $1.10   $0.96   $0.73  $1.20  $1.21  $1.10  $1.06  $1.00  $0.81  $1.00
Accumulation unit value at end of period        $1.07   $1.10   $0.96  $0.73  $1.20  $1.21  $1.10  $1.06  $1.00  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                         7      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.70   $0.54  $0.90  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period        $0.82   $0.87   $0.70  $0.54  $0.90  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --    801     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.12   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.12      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       848   1,239      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.12   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.12      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     7,846   8,891      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.04   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.04      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       589     508      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.04   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $1.04      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,517   7,572      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.86   $0.78   $0.60  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.82   $0.86   $0.78  $0.60  $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        95     120  11,283  5,255  3,471     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.12   $0.93   $0.69  $1.10  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.03   $1.12   $0.93  $0.69  $1.10  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.09   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.09      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,069   7,274      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.09   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.09      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    81,540  83,344      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.11   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.11      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,395   5,080      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.11   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.11      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    42,403  48,579      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.07   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.07      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,046   2,099      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.07   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.07      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     9,408  10,072      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.67   $1.35   $1.00  $1.49  $1.58  $1.33  $1.28  $1.08  $0.79  $1.00
Accumulation unit value at end of period        $1.57   $1.67   $1.35  $1.00  $1.49  $1.58  $1.33  $1.28  $1.08  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       193     227     541    613    639    446    296    274    180     28
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.23   $1.00   $0.67  $1.26  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.04   $1.23   $1.00  $0.67  $1.26  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        32      35   2,699  3,533  1,744  1,004     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.06   $0.87   $0.62  $1.04  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period        $1.01   $1.06   $0.87  $0.62  $1.04  $1.00     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        23      30   2,344  1,922  1,472    110     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.11   $1.00   $0.87  $1.25  $1.17  $1.06  $1.02  $0.95  $0.79  $0.91
Accumulation unit value at end of period        $1.17   $1.11   $1.00  $0.87  $1.25  $1.17  $1.06  $1.02  $0.95  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                     1,786   2,080   2,506  3,242  5,032  5,760  6,499  7,105  7,439  7,879
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
period                                          $1.49   $1.29   $1.13  $1.95  $1.72  $1.41  $1.23  $1.05  $1.00     --
Accumulation unit value at end of period        $1.28   $1.49   $1.29  $1.13  $1.95  $1.72  $1.41  $1.23  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                        61      95      97    106    393    246    113    278    286     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.68   $1.46   $1.28  $2.22  $1.96  $1.62  $1.41  $1.20  $0.93  $1.00
Accumulation unit value at end of period        $1.45   $1.68   $1.46  $1.28  $2.22  $1.96  $1.62  $1.41  $1.20  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       303     354     290    324    330    342    352    365    253     40
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.16   $1.03   $0.89  $1.43  $1.40  $1.20  $1.15  $1.05  $0.84  $1.06
Accumulation unit value at end of period        $1.12   $1.16   $1.03  $0.89  $1.43  $1.40  $1.20  $1.15  $1.05  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                     1,237   1,592   2,263  2,018  2,351  2,619  3,000  3,241  3,433  3,711
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                          $1.06   $0.90   $0.63  $0.88  $0.80  $0.76  $0.74  $0.70  $0.51  $0.69
Accumulation unit value at end of period        $1.00   $1.06   $0.90  $0.63  $0.88  $0.80  $0.76  $0.74  $0.70  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                       213     215     318    427    493    482    587    993  1,050  1,072
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.98   $1.68   $1.19  $1.65  $1.50  $1.44  $1.40  $1.33  $0.96  $1.00
Accumulation unit value at end of period        $1.85   $1.98   $1.68  $1.19  $1.65  $1.50  $1.44  $1.40  $1.33  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                     1,095   1,378     317    362    436    448    445    467    323     42
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (08/26/2011)
Accumulation unit value at beginning of
period                                          $1.00      --      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.05      --      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        77      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                          $1.00      --      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.05      --      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       466      --      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.63   $0.50   $0.33  $0.57  $0.51  $0.42  $0.40  $0.36  $0.25  $0.42
Accumulation unit value at end of period        $0.59   $0.63   $0.50  $0.33  $0.57  $0.51  $0.42  $0.40  $0.36  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                       969   1,163   1,360  1,943  2,408  2,832  2,904  3,073  3,239  3,394
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.22   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12   $1.22      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       312     461      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.22   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12   $1.22      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       147     240      --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.71   $1.62   $1.47  $1.45  $1.38  $1.35  $1.34  $1.30  $1.21  $1.14
Accumulation unit value at end of period        $1.83   $1.71   $1.62  $1.47  $1.45  $1.38  $1.35  $1.34  $1.30  $1.21
Number of accumulation units outstanding at
end of period (000 omitted)                       707   1,181   2,440  2,735  3,664  2,453  1,892  2,017  2,160  2,275
--------------------------------------------------------------------------------------------------------------------------






 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.10  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.05  $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   47     65     65     54     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.74  $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41  $1.00
Accumulation unit value at end of period            $1.31  $1.74  $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                   65     69     77     81     98    102    118    172    110
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.39  $1.25  $1.05  $1.80  $1.74  $1.50  $1.46  $1.33  $1.00
Accumulation unit value at end of period            $1.46  $1.39  $1.25  $1.05  $1.80  $1.74  $1.50  $1.46  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                  120    148    142    192    215    231    202    146    102
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period      $1.21  $1.17  $0.88  $1.92  $1.84  $1.38  $1.20  $1.00     --
Accumulation unit value at end of period            $0.96  $1.21  $1.17  $0.88  $1.92  $1.84  $1.38  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                2,030  1,949  2,089  2,431  1,953  2,005  1,806    583     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.45  $1.34  $0.99  $1.66  $1.48  $1.51  $1.33  $1.25  $1.00
Accumulation unit value at end of period            $1.38  $1.45  $1.34  $0.99  $1.66  $1.48  $1.51  $1.33  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                   62     71     74    111    121     94    100    110     28
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.26  $1.21  $1.11  $1.15  $1.06  $1.06  $1.05  $1.00     --
Accumulation unit value at end of period            $1.39  $1.26  $1.21  $1.11  $1.15  $1.06  $1.06  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                2,443  3,072  2,982  2,767  4,545  5,054  3,998  1,333     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.44  $1.29  $0.98  $1.79  $1.54  $1.25  $1.12  $1.00     --
Accumulation unit value at end of period            $1.25  $1.44  $1.29  $0.98  $1.79  $1.54  $1.25  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $1.01  $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.99  $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.07  $0.93  $0.70  $1.22  $1.02  $1.07  $1.06  $1.00     --
Accumulation unit value at end of period            $1.06  $1.07  $0.93  $0.70  $1.22  $1.02  $1.07  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,308  1,531  1,573  1,549  1,691  2,417  1,259    407     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.18  $1.06  $0.89  $1.24  $1.32  $1.13  $1.09  $1.00     --
Accumulation unit value at end of period            $1.17  $1.18  $1.06  $0.89  $1.24  $1.32  $1.13  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   29     30     30      1      1      1      1     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.05  $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period            $1.04  $1.05  $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                1,860  2,126  2,325  2,107  1,172  1,143    724    589    292
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.28  $1.20  $1.06  $1.15  $1.10  $1.07  $1.06  $1.03  $1.00
Accumulation unit value at end of period            $1.35  $1.28  $1.20  $1.06  $1.15  $1.10  $1.07  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                  842  1,076  2,463  2,894  3,050  2,210  1,007  1,010    415
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $2.04  $1.77  $1.41  $2.39  $2.24  $1.90  $1.69  $1.45  $1.00
Accumulation unit value at end of period            $1.91  $2.04  $1.77  $1.41  $2.39  $2.24  $1.90  $1.69  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                1,729  2,144  2,956  2,934  2,854  3,198  2,316    703    257
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.04  $0.89  $0.73  $1.28  $1.26  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period            $1.08  $1.04  $0.89  $0.73  $1.28  $1.26  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,885  2,283  2,446  2,385  2,416  2,598  2,450  1,481     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $2.59  $2.19  $1.27  $2.79  $2.05  $1.55  $1.17  $1.00     --
Accumulation unit value at end of period            $2.02  $2.59  $2.19  $1.27  $2.79  $2.05  $1.55  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  603    587    777  1,061    872  1,190  1,074    337     --
---------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period      $1.17  $1.14  $1.08  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period            $1.27  $1.17  $1.14  $1.08  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  212    251  1,152    865    927    787     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period      $1.25  $1.13  $0.80  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period            $1.31  $1.25  $1.13  $0.80  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  398    478    515    574    739  1,006     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.55  $1.37  $0.91  $1.23  $1.22  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period            $1.61  $1.55  $1.37  $0.91  $1.23  $1.22  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  251    302    344    419    517    614    389     48     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period      $1.52  $1.36  $0.97  $1.21  $1.19  $1.12  $1.10  $1.00     --
Accumulation unit value at end of period            $1.60  $1.52  $1.36  $0.97  $1.21  $1.19  $1.12  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   73     95    626    484    487    349     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.46  $1.30  $1.03  $1.75  $1.58  $1.29  $1.14  $1.00     --
Accumulation unit value at end of period            $1.26  $1.46  $1.30  $1.03  $1.75  $1.58  $1.29  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --    335    337     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.34  $1.16  $0.86  $1.56  $1.54  $1.40  $1.31  $1.22  $1.00
Accumulation unit value at end of period            $1.28  $1.34  $1.16  $0.86  $1.56  $1.54  $1.40  $1.31  $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                   21     25    151    218    194      8     12     18     14
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period      $1.01  $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.97  $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   80    106    911    724    542     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period      $0.88  $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.73  $0.88  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.79  $1.44  $0.89  $1.64  $1.46  $1.48  $1.36  $1.26  $1.00
Accumulation unit value at end of period            $1.50  $1.79  $1.44  $0.89  $1.64  $1.46  $1.48  $1.36  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                   71     77    106    133    130    143    159    101      2
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.91  $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.82  $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.50  $1.32  $1.06  $1.71  $1.65  $1.45  $1.41  $1.30  $1.00
Accumulation unit value at end of period            $1.50  $1.50  $1.32  $1.06  $1.71  $1.65  $1.45  $1.41  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                  637    744  1,143  1,230  1,425  1,450  1,433  1,256    400
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.16  $0.98  $0.79  $1.31  $1.34  $1.14  $1.10  $1.00     --
Accumulation unit value at end of period            $1.13  $1.16  $0.98  $0.79  $1.31  $1.34  $1.14  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --      5      9     10     10     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.08  $1.07  $1.02  $1.06  $1.02  $1.00  $1.00  $1.00  $1.00
Accumulation unit value at end of period            $1.08  $1.08  $1.07  $1.02  $1.06  $1.02  $1.00  $1.00  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                1,171  1,450  1,768  1,811  2,131  2,162  1,878  1,672  1,013
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period      $1.51  $1.21  $0.98  $1.38  $1.44  $1.22  $1.17  $1.00     --
Accumulation unit value at end of period            $1.40  $1.51  $1.21  $0.98  $1.38  $1.44  $1.22  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   39     51    475    274    269     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $0.98  $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.84  $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   15     15     16     13     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.28  $1.02  $0.76  $1.30  $1.30  $1.22  $1.13  $1.00     --
Accumulation unit value at end of period            $1.26  $1.28  $1.02  $0.76  $1.30  $1.30  $1.22  $1.13     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1      1      1      1      1      1      1      1     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.41  $1.10  $0.71  $1.22  $1.08  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.28  $1.41  $1.10  $0.71  $1.22  $1.08  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  363    408    496    592    639    858    598    161     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.22  $1.07  $0.89  $1.28  $1.21  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period            $1.31  $1.22  $1.07  $0.89  $1.28  $1.21  $1.06  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  123    143    143    152    208    208    208    196     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.83  $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.70  $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.28  $1.24  $0.96  $1.56  $1.52  $1.26  $1.14  $1.00     --
Accumulation unit value at end of period            $1.03  $1.28  $1.24  $0.96  $1.56  $1.52  $1.26  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2      2      2      2      2      2      2     --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.09  $1.01  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.10  $1.09  $1.01  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   87     97    401    402    320     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.90  $1.64  $1.23  $2.17  $1.88  $1.71  $1.48  $1.30  $1.00
Accumulation unit value at end of period            $1.82  $1.90  $1.64  $1.23  $2.17  $1.88  $1.71  $1.48  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                3,880  4,529  5,268  5,965  6,378  7,123  5,644  3,317  1,254
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.50  $1.23  $0.97  $1.87  $1.50  $1.42  $1.37  $1.34  $1.00
Accumulation unit value at end of period            $1.48  $1.50  $1.23  $0.97  $1.87  $1.50  $1.42  $1.37  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                  113    123    127    146    167    175    184    196     51
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.27  $1.19  $1.05  $1.10  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.34  $1.27  $1.19  $1.05  $1.10  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,209  1,489  2,097  2,006  2,760  2,247  1,451    385     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.63  $2.07  $1.50  $2.52  $2.21  $2.00  $1.71  $1.39  $1.00
Accumulation unit value at end of period            $2.32  $2.63  $2.07  $1.50  $2.52  $2.21  $2.00  $1.71  $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                  709    868  1,118  1,455  1,520  1,610  1,394  1,000    424
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.98  $1.78  $1.43  $2.58  $2.23  $1.92  $1.64  $1.46  $1.00
Accumulation unit value at end of period            $1.62  $1.98  $1.78  $1.43  $2.58  $2.23  $1.92  $1.64  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                  473    496    495    559    588    607    684    487     38
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.51  $1.27  $1.08  $1.90  $2.43  $2.04  $1.82  $1.40  $1.00
Accumulation unit value at end of period            $1.41  $1.51  $1.27  $1.08  $1.90  $2.43  $2.04  $1.82  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                   94    104    106    107    105     94     89     86     30
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.39  $1.25  $0.94  $1.35  $1.32  $1.13  $1.12  $1.00     --
Accumulation unit value at end of period            $1.41  $1.39  $1.25  $0.94  $1.35  $1.32  $1.13  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  823    837    851    865    878    845    827    157     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.23  $1.03  $0.89  $1.24  $1.29  $1.12  $1.09  $1.00     --
Accumulation unit value at end of period            $1.29  $1.23  $1.03  $0.89  $1.24  $1.29  $1.12  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   27     29     31     29     28     26     35     25     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.14  $1.69  $1.33  $2.01  $2.08  $1.80  $1.68  $1.37  $1.00
Accumulation unit value at end of period            $2.03  $2.14  $1.69  $1.33  $2.01  $2.08  $1.80  $1.68  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                  146    277    339    370    400    412    437    410    203
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.88  $1.49  $1.05  $1.85  $1.69  $1.57  $1.52  $1.38  $1.00
Accumulation unit value at end of period            $1.76  $1.88  $1.49  $1.05  $1.85  $1.69  $1.57  $1.52  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                   63     77     79    115    180    180    253    221     94
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.54  $1.41  $1.13  $1.82  $1.78  $1.53  $1.40  $1.26  $1.00
Accumulation unit value at end of period            $1.51  $1.54  $1.41  $1.13  $1.82  $1.78  $1.53  $1.40  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                1,574  2,047  2,472  3,211  4,129  4,535  4,526  4,252  2,446
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.99  $1.86  $1.37  $2.33  $2.05  $1.71  $1.57  $1.34  $1.00
Accumulation unit value at end of period            $1.75  $1.99  $1.86  $1.37  $2.33  $2.05  $1.71  $1.57  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                  334    378    404    465    565    541    536    454    158
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.88  $1.67  $1.42  $1.36  $1.24  $1.11  $1.16  $1.00     --
Accumulation unit value at end of period            $1.84  $1.88  $1.67  $1.42  $1.36  $1.24  $1.11  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  840    982  1,402  1,454  2,119  2,116  1,517    537     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.15  $1.08  $0.84  $1.47  $1.45  $1.21  $1.12  $1.00     --
Accumulation unit value at end of period            $1.05  $1.15  $1.08  $0.84  $1.47  $1.45  $1.21  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  417    418    426    442    429    392    392     96     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.57  $1.27  $0.97  $1.56  $1.53  $1.33  $1.20  $1.00     --
Accumulation unit value at end of period            $1.45  $1.57  $1.27  $0.97  $1.56  $1.53  $1.33  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,129  1,241  1,592  1,721  1,936  1,985  1,451    489     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.78  $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.80  $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.26  $1.19  $0.82  $1.72  $1.72  $1.54  $1.48  $1.35  $1.00
Accumulation unit value at end of period            $1.20  $1.26  $1.19  $0.82  $1.72  $1.72  $1.54  $1.48  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                  846    939  1,003  1,083  1,102  1,192  1,292  1,057    329
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.30  $1.14  $0.96  $1.69  $1.54  $1.47  $1.37  $1.30  $1.00
Accumulation unit value at end of period            $1.18  $1.30  $1.14  $0.96  $1.69  $1.54  $1.47  $1.37  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                   13     13     44     44     41     33      7     16      7
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.79  $1.53  $1.09  $2.09  $1.92  $1.67  $1.55  $1.36  $1.00
Accumulation unit value at end of period            $1.64  $1.79  $1.53  $1.09  $2.09  $1.92  $1.67  $1.55  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                   51     56     60     88    156    110    143    146     59
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.08  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.06  $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5      8     10     20     10     10     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.94  $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.97  $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.91  $0.82  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.83  $0.91  $0.82  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   29     47    687    262    187     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.37  $1.22  $0.95  $1.35  $1.25  $1.14  $1.08  $1.00     --
Accumulation unit value at end of period            $1.26  $1.37  $1.22  $0.95  $1.35  $1.25  $1.14  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  147    154    157    162    191    218    267    169     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.58  $1.38  $1.09  $1.72  $1.79  $1.56  $1.52  $1.31  $1.00
Accumulation unit value at end of period            $1.53  $1.58  $1.38  $1.09  $1.72  $1.79  $1.56  $1.52  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                3,518  4,011  4,572  4,711  5,184  5,513  4,481  1,710     80
---------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.66  $1.50  $1.22  $1.83  $1.81  $1.58  $1.46  $1.29  $1.00
Accumulation unit value at end of period            $1.60  $1.66  $1.50  $1.22  $1.83  $1.81  $1.58  $1.46  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                   67     71     76     84    136    155    149    135    129
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.89  $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   90    110    802    758    651     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $1.05  $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.05  $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1      1     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.49  $1.35  $0.98  $1.58  $1.44  $1.36  $1.32  $1.23  $1.00
Accumulation unit value at end of period            $1.48  $1.49  $1.35  $0.98  $1.58  $1.44  $1.36  $1.32  $1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                   20     27     33     37     45     44     53     54     32
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.11  $1.57  $0.98  $1.64  $1.62  $1.46  $1.41  $1.34  $1.00
Accumulation unit value at end of period            $1.87  $2.11  $1.57  $0.98  $1.64  $1.62  $1.46  $1.41  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                   27     37     47     45     47     48     46     66     24
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.42  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17  $1.00
Accumulation unit value at end of period            $1.42  $1.42  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                1,114  1,544  1,696  1,984  2,665  2,825  2,751  2,538  1,583
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.90  $2.59  $1.97  $3.21  $2.55  $1.97  $1.72  $1.34  $1.00
Accumulation unit value at end of period            $3.05  $2.90  $2.59  $1.97  $3.21  $2.55  $1.97  $1.72  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                   71     81     80     87     75     67     64     67     45
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.79  $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.70  $0.79  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8     13    161    235    119     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.20  $0.92  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.10  $1.20  $0.92  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.46  $1.92  $1.51  $2.47  $3.02  $2.22  $1.92  $1.42  $1.00
Accumulation unit value at end of period            $2.57  $2.46  $1.92  $1.51  $2.47  $3.02  $2.22  $1.92  $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                   21     61     71     87     90     98    107     94     44
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.75  $1.37  $1.08  $1.76  $2.16  $1.59  $1.38  $1.00     --
Accumulation unit value at end of period            $1.82  $1.75  $1.37  $1.08  $1.76  $2.16  $1.59  $1.38     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  112    155    143    163    169    118    146     89     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.41  $1.31  $0.92  $1.71  $1.53  $1.43  $1.39  $1.32  $1.00
Accumulation unit value at end of period            $1.37  $1.41  $1.31  $0.92  $1.71  $1.53  $1.43  $1.39  $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                1,245  1,516  1,567  1,785  1,868  2,152  1,946  1,156    312
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.17  $1.90  $1.38  $2.35  $2.24  $1.93  $1.72  $1.46  $1.00
Accumulation unit value at end of period            $1.96  $2.17  $1.90  $1.38  $2.35  $2.24  $1.93  $1.72  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                  135    197    172    196    283    289    233    155     65
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.49  $1.31  $1.12  $1.33  $1.23  $1.16  $1.15  $1.07  $1.00
Accumulation unit value at end of period            $1.48  $1.49  $1.31  $1.12  $1.33  $1.23  $1.16  $1.15  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                1,977  2,349  3,067  3,338  4,867  4,678  3,864  2,443  1,246
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $0.38  $0.34  $0.27  $1.28  $1.30  $1.21  $1.20  $1.12  $1.00
Accumulation unit value at end of period            $0.37  $0.38  $0.34  $0.27  $1.28  $1.30  $1.21  $1.20  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                  160    167    209    288    226    243    224    254    212
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.04  $1.68  $1.24  $2.03  $2.08  $1.84  $1.70  $1.44  $1.00
Accumulation unit value at end of period            $1.96  $2.04  $1.68  $1.24  $2.03  $2.08  $1.84  $1.70  $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                  188    217    222    315    337    362    338    304    146
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.15  $1.03  $0.86  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.16  $1.15  $1.03  $0.86  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  119    131    491    731    697     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.44  $1.43  $1.15  $1.40  $1.43  $1.41  $1.26  $1.19  $1.00
Accumulation unit value at end of period            $1.41  $1.44  $1.43  $1.15  $1.40  $1.43  $1.41  $1.26  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                   60     64     68     55     58     80     82     92     40
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.37  $1.21  $0.95  $1.56  $1.68  $1.47  $1.42  $1.29  $1.00
Accumulation unit value at end of period            $1.29  $1.37  $1.21  $0.95  $1.56  $1.68  $1.47  $1.42  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                   29     52     66     70     77     73     71     47     45
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.71  $1.57  $1.28  $2.31  $2.16  $1.72  $1.55  $1.35  $1.00
Accumulation unit value at end of period            $1.40  $1.71  $1.57  $1.28  $2.31  $2.16  $1.72  $1.55  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                  139    196    262    259    301    317    318    349    216
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --      5     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.40  $1.22  $0.92  $1.52  $1.54  $1.40  $1.35  $1.27  $1.00
Accumulation unit value at end of period            $1.35  $1.40  $1.22  $0.92  $1.52  $1.54  $1.40  $1.35  $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                    7      7     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.21  $0.97  $0.75  $1.25  $1.45  $1.25  $1.19  $1.00     --
Accumulation unit value at end of period            $1.14  $1.21  $0.97  $0.75  $1.25  $1.45  $1.25  $1.19     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   20     20     21     21     40    193     25     30     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  208    209     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,768  1,264     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  264     50     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  459    490     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.86  $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.82  $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   55     85    951    475    380     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.32  $1.10  $0.82  $1.31  $1.25  $1.09  $1.10  $1.00     --
Accumulation unit value at end of period            $1.22  $1.32  $1.10  $0.82  $1.31  $1.25  $1.09  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  707    261     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                4,943  6,400     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   64     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                3,747  4,134     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  448     48     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,092  1,838     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $2.16  $1.76  $1.31  $1.93  $2.06  $1.74  $1.66  $1.40  $1.00
Accumulation unit value at end of period            $2.04  $2.16  $1.76  $1.31  $1.93  $2.06  $1.74  $1.66  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                  875    999  1,219  1,332  1,490  1,454  1,359    543     82
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period      $2.20  $1.78  $1.21  $2.25  $1.96  $1.45  $1.21  $1.00     --
Accumulation unit value at end of period            $1.85  $2.20  $1.78  $1.21  $2.25  $1.96  $1.45  $1.21     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  623    635    811    968    849  1,051    805    292     --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period      $1.43  $1.18  $0.84  $1.41  $1.35  $1.27  $1.16  $1.00     --
Accumulation unit value at end of period            $1.36  $1.43  $1.18  $0.84  $1.41  $1.35  $1.27  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  757    891  1,174  1,253  1,296  1,268  1,002    293     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.18  $1.05  $0.92  $1.32  $1.24  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period            $1.24  $1.18  $1.05  $0.92  $1.32  $1.24  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.88  $1.63  $1.43  $2.48  $2.19  $1.81  $1.58  $1.35  $1.00
Accumulation unit value at end of period            $1.61  $1.88  $1.63  $1.43  $2.48  $2.19  $1.81  $1.58  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                  515    641    857    811    841    921    859    545    279
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.09  $0.97  $0.84  $1.34  $1.32  $1.13  $1.08  $1.00     --
Accumulation unit value at end of period            $1.05  $1.09  $0.97  $0.84  $1.34  $1.32  $1.13  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   87     97    131     92     86     98    111     55     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.09  $1.77  $1.25  $1.75  $1.58  $1.52  $1.49  $1.41  $1.00
Accumulation unit value at end of period            $1.95  $2.09  $1.77  $1.25  $1.75  $1.58  $1.52  $1.49  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                  687    871    870    983  1,178  1,308  1,211    652    253
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  419     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.65  $1.32  $0.88  $1.52  $1.35  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period            $1.56  $1.65  $1.32  $0.88  $1.52  $1.35  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  261    337     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period      $1.22  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.12  $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  434    559     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.32  $1.25  $1.13  $1.12  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.41  $1.32  $1.25  $1.13  $1.12  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,374  1,856    341    335    439    399    303     38     --
---------------------------------------------------------------------------------------------------------------------





 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                      $1.10   $1.01   $0.82   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period    $1.05   $1.10   $1.01   $0.82      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 99     186     323     455      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.51   $0.44   $0.29   $0.56   $0.47   $0.44   $0.43   $0.41   $0.29   $0.51
Accumulation unit value at end of period    $0.39   $0.51   $0.44   $0.29   $0.56   $0.47   $0.44   $0.43   $0.41   $0.29
Number of accumulation units outstanding
at end of period (000 omitted)              1,151   1,540   1,666   2,150   2,661   2,693   2,798   2,773   2,911   2,423
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.00   $0.90   $0.76   $1.30   $1.25   $1.09   $1.05   $0.96   $0.74   $0.96
Accumulation unit value at end of period    $1.05   $1.00   $0.90   $0.76   $1.30   $1.25   $1.09   $1.05   $0.96   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)              3,532   4,404   5,507   7,720   9,292  10,437  11,167  11,742  11,403  10,906
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.20   $1.17   $0.88   $1.91   $1.84   $1.38   $1.20   $1.00      --      --
Accumulation unit value at end of period    $0.96   $1.20   $1.17   $0.88   $1.91   $1.84   $1.38   $1.20      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,245   3,306   6,086   6,987   4,424   3,786   3,191   1,509      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.63   $0.58   $0.43   $0.72   $0.64   $0.65   $0.58   $0.54   $0.44   $0.65
Accumulation unit value at end of period    $0.60   $0.63   $0.58   $0.43   $0.72   $0.64   $0.65   $0.58   $0.54   $0.44
Number of accumulation units outstanding
at end of period (000 omitted)              2,336   2,898   3,653   4,232   5,262   6,164   6,450   6,937   7,475   7,706
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.25   $1.21   $1.11   $1.14   $1.06   $1.06   $1.05   $1.00      --      --
Accumulation unit value at end of period    $1.38   $1.25   $1.21   $1.11   $1.14   $1.06   $1.06   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,792   5,128   5,129   4,748   7,641   8,897   7,886   3,481      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.43   $1.28   $0.97   $1.79   $1.54   $1.25   $1.12   $1.00      --      --
Accumulation unit value at end of period    $1.24   $1.43   $1.28   $0.97   $1.79   $1.54   $1.25   $1.12      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.01   $0.86   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.98   $1.01   $0.86   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  9       9      11       5       1      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.06   $0.93   $0.70   $1.22   $1.02   $1.07   $1.06   $1.00      --      --
Accumulation unit value at end of period    $1.06   $1.06   $0.93   $0.70   $1.22   $1.02   $1.07   $1.06      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,827   2,322   2,605   2,633   2,709   4,931   2,430   1,074      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period    $1.17   $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 62      68      74       7       7       7       7       7      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.04   $0.94   $0.76   $1.10   $1.10   $0.98   $0.95   $0.88   $0.74   $0.86
Accumulation unit value at end of period    $1.05   $1.04   $0.94   $0.76   $1.10   $1.10   $0.98   $0.95   $0.88   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)                456     438     471     480     542     510     363     418     407     300
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.10   $1.11   $1.13   $1.12   $1.08   $1.05   $1.03   $1.04   $1.05   $1.05
Accumulation unit value at end of period    $1.08   $1.10   $1.11   $1.13   $1.12   $1.08   $1.05   $1.03   $1.04   $1.05
Number of accumulation units outstanding
at end of period (000 omitted)              3,142   4,962   6,194   6,137   4,642   2,008   2,189   2,285   2,810   3,130
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.33   $1.24   $1.10   $1.19   $1.15   $1.11   $1.10   $1.07   $1.04   $1.00
Accumulation unit value at end of period    $1.40   $1.33   $1.24   $1.10   $1.19   $1.15   $1.11   $1.10   $1.07   $1.04
Number of accumulation units outstanding
at end of period (000 omitted)              1,702   2,544  15,484  12,661  11,071   6,085   2,772   3,020   1,965     309
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.52   $1.32   $1.05   $1.79   $1.68   $1.42   $1.27   $1.09   $0.78   $1.00
Accumulation unit value at end of period    $1.43   $1.52   $1.32   $1.05   $1.79   $1.68   $1.42   $1.27   $1.09   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)              3,716   4,484  13,466  11,204   7,901   6,948   4,025   1,215   1,143     309
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.03   $0.89   $0.73   $1.28   $1.26   $1.10   $1.05   $1.00      --      --
Accumulation unit value at end of period    $1.07   $1.03   $0.89   $0.73   $1.28   $1.26   $1.10   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,688   5,033   5,682   5,925   5,808   6,860   5,948   4,432      --      --
-----------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $2.58   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17   $1.00      --      --
Accumulation unit value at end of period    $2.01   $2.58   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                957     956   2,446   3,101   1,980   2,202   1,977   1,018      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.17   $1.14   $1.08   $1.09   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.27   $1.17   $1.14   $1.08   $1.09   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                423     508  10,704   5,104   4,932   2,956      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                      $1.25   $1.13   $0.80   $1.07   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.31   $1.25   $1.13   $0.80   $1.07   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                711     963   1,106   1,257   1,533   2,412      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.54   $1.37   $0.90   $1.22   $1.22   $1.11   $1.09   $1.00      --      --
Accumulation unit value at end of period    $1.61   $1.54   $1.37   $0.90   $1.22   $1.22   $1.11   $1.09      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                349     399     730     843     994   1,113     518     102      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                      $1.52   $1.36   $0.97   $1.21   $1.19   $1.12   $1.10   $1.00      --      --
Accumulation unit value at end of period    $1.59   $1.52   $1.36   $0.97   $1.21   $1.19   $1.12   $1.10      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                137     162   6,247   3,307   2,559     956      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.45   $1.29   $1.03   $1.75   $1.57   $1.28   $1.14   $1.00      --      --
Accumulation unit value at end of period    $1.26   $1.45   $1.29   $1.03   $1.75   $1.57   $1.28   $1.14      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  3       3       3       2      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.06   $0.92   $0.68   $1.24   $1.22   $1.11   $1.04   $0.97   $0.81   $1.00
Accumulation unit value at end of period    $1.02   $1.06   $0.92   $0.68   $1.24   $1.22   $1.11   $1.04   $0.97   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)                 63      82     430   1,333   1,032      20      21      24      64      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.01   $0.84   $0.67   $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.97   $1.01   $0.84   $0.67   $1.12      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                216     236  11,154   6,418   3,447      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.88   $0.79   $0.58   $1.14   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.73   $0.88   $0.79   $0.58   $1.14      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 24      24      24      14      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                      $1.74   $1.40   $0.87   $1.59   $1.42   $1.44   $1.32   $1.23   $1.02   $1.00
Accumulation unit value at end of period    $1.46   $1.74   $1.40   $0.87   $1.59   $1.42   $1.44   $1.32   $1.23   $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                191     214     237     340     314     382     409     323      20      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.91   $0.75   $0.54   $1.00   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.82   $0.91   $0.75   $0.54   $1.00      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4       4       4      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.89   $0.78   $0.63   $1.02   $0.98   $0.86   $0.84   $0.77   $0.61   $0.80
Accumulation unit value at end of period    $0.89   $0.89   $0.78   $0.63   $1.02   $0.98   $0.86   $0.84   $0.77   $0.61
Number of accumulation units outstanding
at end of period (000 omitted)              2,318   3,025   3,531   3,765   4,619   5,376   5,706   5,760   6,015   4,960
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.16   $0.97   $0.78   $1.31   $1.34   $1.14   $1.10   $1.00      --      --
Accumulation unit value at end of period    $1.12   $1.16   $0.97   $0.78   $1.31   $1.34   $1.14   $1.10      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  9      13      14      14      13      13      15       4      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.50   $1.20   $0.87   $1.44   $1.52   $1.38   $1.34   $1.14   $0.78   $0.96
Accumulation unit value at end of period    $1.36   $1.50   $1.20   $0.87   $1.44   $1.52   $1.38   $1.34   $1.14   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                 92      88     118     128     163     228     270     221     214     161
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.26   $1.24   $1.19   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16   $1.11
Accumulation unit value at end of period    $1.26   $1.26   $1.24   $1.19   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16
Number of accumulation units outstanding
at end of period (000 omitted)              2,031   2,386   4,529   3,958   4,033   4,040   5,626   6,160   7,749   5,451
-----------------------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.50   $1.20   $0.98   $1.38   $1.43   $1.22   $1.17   $1.00      --      --
Accumulation unit value at end of period    $1.39   $1.50   $1.20   $0.98   $1.38   $1.43   $1.22   $1.17      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                127     131   5,780   3,144   2,053      12      23      34      --      --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.98   $0.85   $0.72   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.84   $0.98   $0.85   $0.72   $1.10      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  6       6       6       3      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.27   $1.01   $0.76   $1.29   $1.29   $1.22   $1.13   $1.00      --      --
Accumulation unit value at end of period    $1.26   $1.27   $1.01   $0.76   $1.29   $1.29   $1.22   $1.13      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14      15      16      12      16      16      15       7      --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.40   $1.10   $0.71   $1.22   $1.08   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.27   $1.40   $1.10   $0.71   $1.22   $1.08   $1.05   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                554     673     865   1,063   1,074   1,698   1,140     500      --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.21   $1.07   $0.89   $1.28   $1.21   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.30   $1.21   $1.07   $0.89   $1.28   $1.21   $1.06   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14      14      14      14      14      14      14      14      --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.83   $0.77   $0.62   $1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.70   $0.83   $0.77   $0.62   $1.09      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.27   $1.24   $0.96   $1.56   $1.52   $1.26   $1.14   $1.00      --      --
Accumulation unit value at end of period    $1.02   $1.27   $1.24   $0.96   $1.56   $1.52   $1.26   $1.14      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14      15      16      16      17      17      19      19      --      --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.08   $1.01   $0.71   $0.98   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.10   $1.08   $1.01   $0.71   $0.98      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                120     136   4,725   2,934   1,828      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.39   $1.21   $0.90   $1.59   $1.37   $1.25   $1.08   $0.95   $0.75   $0.84
Accumulation unit value at end of period    $1.34   $1.39   $1.21   $0.90   $1.59   $1.37   $1.25   $1.08   $0.95   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)              1,674   2,523   3,266   4,253   5,666   6,532   6,482   6,694   6,068   5,134
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.58   $1.37   $1.03   $1.81   $1.57   $1.43   $1.24   $1.09   $0.86   $1.00
Accumulation unit value at end of period    $1.52   $1.58   $1.37   $1.03   $1.81   $1.57   $1.43   $1.24   $1.09   $0.86
Number of accumulation units outstanding
at end of period (000 omitted)              7,993  10,349  13,579  16,216  15,874  16,891  12,402   8,496   4,477     395
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.09   $0.89   $0.71   $1.36   $1.09   $1.03   $0.99   $0.98   $0.75   $1.00
Accumulation unit value at end of period    $1.07   $1.09   $0.89   $0.71   $1.36   $1.09   $1.03   $0.99   $0.98   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)                378     469     537     618     649     652     621     634     465     108
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.31   $1.17   $0.82   $1.11   $1.10   $1.00   $0.99   $0.92   $0.73   $0.72
Accumulation unit value at end of period    $1.34   $1.31   $1.17   $0.82   $1.11   $1.10   $1.00   $0.99   $0.92   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                679   1,283   1,180   1,238   1,665   1,766   1,620   1,946   2,482   1,948
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.26   $1.19   $1.04   $1.10   $1.07   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.33   $1.26   $1.19   $1.04   $1.10   $1.07   $1.04   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,934   2,455   8,744   7,003   7,240   4,639   3,064   1,283      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $2.66   $2.09   $1.51   $2.54   $2.23   $2.00   $1.72   $1.40   $1.02   $1.15
Accumulation unit value at end of period    $2.34   $2.66   $2.09   $1.51   $2.54   $2.23   $2.00   $1.72   $1.40   $1.02
Number of accumulation units outstanding
at end of period (000 omitted)              1,057   1,554   1,987   2,699   3,687   4,268   4,708   4,904   5,042   4,911
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $2.18   $1.72   $1.24   $2.09   $1.83   $1.65   $1.42   $1.16   $0.85   $1.00
Accumulation unit value at end of period    $1.91   $2.18   $1.72   $1.24   $2.09   $1.83   $1.65   $1.42   $1.16   $0.85
Number of accumulation units outstanding
at end of period (000 omitted)              2,011   2,410   4,940   6,086   5,207   4,907   4,237   3,712   3,204     503
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.43   $1.28   $1.03   $1.86   $1.61   $1.39   $1.19   $1.06   $0.75   $1.00
Accumulation unit value at end of period    $1.17   $1.43   $1.28   $1.03   $1.86   $1.61   $1.39   $1.19   $1.06   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)              1,126   1,238   1,682   1,797   1,605   1,819   2,008   1,575      74       4
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.35   $1.13   $0.96   $1.69   $2.16   $1.82   $1.62   $1.25   $0.93   $1.00
Accumulation unit value at end of period    $1.25   $1.35   $1.13   $0.96   $1.69   $2.16   $1.82   $1.62   $1.25   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                116     157     308     368     453     304     365     332     181       8
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.39   $1.25   $0.93   $1.35   $1.31   $1.13   $1.12   $1.00      --      --
Accumulation unit value at end of period    $1.40   $1.39   $1.25   $0.93   $1.35   $1.31   $1.13   $1.12      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                318     386     395     470     567     670     614     525      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.23   $1.03   $0.89   $1.24   $1.29   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period    $1.28   $1.23   $1.03   $0.89   $1.24   $1.29   $1.12   $1.09      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 27      28      28      27      36      29      29      28      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.61   $1.28   $1.00   $1.51   $1.57   $1.36   $1.27   $1.04   $0.80   $1.00
Accumulation unit value at end of period    $1.53   $1.61   $1.28   $1.00   $1.51   $1.57   $1.36   $1.27   $1.04   $0.80
Number of accumulation units outstanding
at end of period (000 omitted)                425     607     726     830     941     948     957     791     575      61
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.97   $0.77   $0.54   $0.96   $0.87   $0.81   $0.79   $0.71   $0.53   $0.75
Accumulation unit value at end of period    $0.91   $0.97   $0.77   $0.54   $0.96   $0.87   $0.81   $0.79   $0.71   $0.53
Number of accumulation units outstanding
at end of period (000 omitted)              2,222   3,025   3,547   4,200   4,873   5,246   5,706   5,930   5,842   4,909
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.52   $1.38   $1.11   $1.79   $1.75   $1.50   $1.38   $1.24   $1.00   $1.15
Accumulation unit value at end of period    $1.48   $1.52   $1.38   $1.11   $1.79   $1.75   $1.50   $1.38   $1.24   $1.00
Number of accumulation units outstanding
at end of period (000 omitted)              6,038   8,194  10,167  11,358  13,267  14,984  15,468  16,072  14,168   6,327
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                      $2.69   $2.32   $1.36   $2.92   $2.30   $1.82   $1.45   $1.18   $0.78   $0.79
Accumulation unit value at end of period    $2.23   $2.69   $2.32   $1.36   $2.92   $2.30   $1.82   $1.45   $1.18   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                109     209     210     299     392     441     416     254     265     239
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.30   $1.22   $0.90   $1.53   $1.34   $1.12   $1.03   $0.88   $0.68   $0.84
Accumulation unit value at end of period    $1.15   $1.30   $1.22   $0.90   $1.53   $1.34   $1.12   $1.03   $0.88   $0.68
Number of accumulation units outstanding
at end of period (000 omitted)              2,233   3,134   3,622   4,641   5,623   5,604   5,454   4,969   3,675   2,373
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.88   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16   $1.00      --      --
Accumulation unit value at end of period    $1.84   $1.88   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,422   1,764   6,366   5,344   6,129   4,607   3,008   1,342      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.14   $1.08   $0.83   $1.46   $1.45   $1.21   $1.12   $1.00      --      --
Accumulation unit value at end of period    $1.05   $1.14   $1.08   $0.83   $1.46   $1.45   $1.21   $1.12      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 68      66      71      66     152     206     211     201      --      --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.57   $1.27   $0.97   $1.56   $1.53   $1.33   $1.20   $1.00      --      --
Accumulation unit value at end of period    $1.45   $1.57   $1.27   $0.97   $1.56   $1.53   $1.33   $1.20      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,726   2,031   4,245   4,518   4,344   3,984   2,646   1,276      --      --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.78   $0.70   $0.58   $0.94   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.80   $0.78   $0.70   $0.58   $0.94      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1       1       2       2      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $0.92   $0.87   $0.60   $1.26   $1.26   $1.13   $1.09   $1.00   $0.76   $1.00
Accumulation unit value at end of period    $0.88   $0.92   $0.87   $0.60   $1.26   $1.26   $1.13   $1.09   $1.00   $0.76
Number of accumulation units outstanding
at end of period (000 omitted)              3,097   3,899   4,466   4,856   4,472   4,987   5,288   4,663   2,514     517
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.65   $0.57   $0.48   $0.85   $0.77   $0.73   $0.68   $0.65   $0.51   $0.68
Accumulation unit value at end of period    $0.59   $0.65   $0.57   $0.48   $0.85   $0.77   $0.73   $0.68   $0.65   $0.51
Number of accumulation units outstanding
at end of period (000 omitted)              1,022   1,304   1,569   1,930   2,778   3,370   3,178   3,769   4,485   4,583
-----------------------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                      $1.22   $1.08   $0.90   $1.59   $1.45   $1.38   $1.29   $1.23   $0.97   $1.00
Accumulation unit value at end of period    $1.11   $1.22   $1.08   $0.90   $1.59   $1.45   $1.38   $1.29   $1.23   $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                 57      75     668     613     593     309      48      52      57      19
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.31   $1.12   $0.80   $1.53   $1.40   $1.22   $1.14   $1.00   $0.75   $1.00
Accumulation unit value at end of period    $1.19   $1.31   $1.12   $0.80   $1.53   $1.40   $1.22   $1.14   $1.00   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)                188     282     321     305     331     353     316     328     189      18
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                      $1.09   $1.01   $0.80   $1.15   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.09   $1.01   $0.80   $1.15   $1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                894   1,168   1,525   1,884   2,652   3,076      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                      $1.08   $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 40      36      42      42      54      54      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.94   $0.91   $0.72   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.96   $0.94   $0.91   $0.72   $1.03      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.90   $0.81   $0.61   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.83   $0.90   $0.81   $0.61   $1.04      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                107     110   8,938   2,888   1,434      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.36   $1.21   $0.95   $1.35   $1.25   $1.14   $1.08   $1.00      --      --
Accumulation unit value at end of period    $1.26   $1.36   $1.21   $0.95   $1.35   $1.25   $1.14   $1.08      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                222     283     308     317     364     507     573     415      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                      $1.52   $1.33   $1.05   $1.66   $1.72   $1.51   $1.47   $1.26   $0.98   $1.00
Accumulation unit value at end of period    $1.47   $1.52   $1.33   $1.05   $1.66   $1.72   $1.51   $1.47   $1.26   $0.98
Number of accumulation units outstanding
at end of period (000 omitted)              6,160   7,522  10,570  11,265  10,527  11,133   8,835   4,515     914     169
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                      $1.55   $1.40   $1.14   $1.71   $1.69   $1.48   $1.36   $1.21   $0.96   $1.00
Accumulation unit value at end of period    $1.49   $1.55   $1.40   $1.14   $1.71   $1.69   $1.48   $1.36   $1.21   $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                223     278     372     418     526     527     452     499     282      74
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.95   $0.84   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.88   $0.95   $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                242     250   9,539   6,683   4,082      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.05   $0.85   $0.60   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.05   $1.05   $0.85   $0.60   $1.03      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.73   $0.66   $0.48   $0.78   $0.71   $0.67   $0.65   $0.60   $0.50   $0.70
Accumulation unit value at end of period    $0.73   $0.73   $0.66   $0.48   $0.78   $0.71   $0.67   $0.65   $0.60   $0.50
Number of accumulation units outstanding
at end of period (000 omitted)                781     924   1,260   1,524   1,985   2,171   2,407   2,642   2,708   2,832
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.31   $0.98   $0.61   $1.02   $1.01   $0.91   $0.87   $0.83   $0.63   $0.94
Accumulation unit value at end of period    $1.16   $1.31   $0.98   $0.61   $1.02   $1.01   $0.91   $0.87   $0.83   $0.63
Number of accumulation units outstanding
at end of period (000 omitted)                439     719     871   1,018   1,196   1,305   1,343   1,365   1,295     832
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.03   $1.10
Accumulation unit value at end of period    $1.42   $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)              6,866   8,367  11,064  13,392  16,024  16,584  18,578  18,107  16,041   8,646
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
period                                      $2.52   $2.25   $1.72   $2.80   $2.22   $1.72   $1.50   $1.17   $0.87   $1.00
Accumulation unit value at end of period    $2.65   $2.52   $2.25   $1.72   $2.80   $2.22   $1.72   $1.50   $1.17   $0.87
Number of accumulation units outstanding
at end of period (000 omitted)                 91     127     165     164     146     164     216     242     149       5
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.78   $0.65   $0.47   $0.85   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.70   $0.78   $0.65   $0.47   $0.85      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 54      53   2,024   2,226     817      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.20   $0.92   $0.59   $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.20   $0.92   $0.59   $1.12      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 30      30      30      18      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                      $2.24   $1.75   $1.38   $2.26   $2.76   $2.02   $1.75   $1.30   $0.96   $1.00
Accumulation unit value at end of period    $2.35   $2.24   $1.75   $1.38   $2.26   $2.76   $2.02   $1.75   $1.30   $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                 36      77      96      88      99     126     118     141      91       1
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.74   $1.36   $1.08   $1.76   $2.16   $1.59   $1.38   $1.00      --      --
Accumulation unit value at end of period    $1.82   $1.74   $1.36   $1.08   $1.76   $2.16   $1.59   $1.38      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                121     156     262     281     300     187     224     147      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.08   $1.00   $0.70   $1.31   $1.17   $1.10   $1.06   $1.01   $0.78   $1.00
Accumulation unit value at end of period    $1.05   $1.08   $1.00   $0.70   $1.31   $1.17   $1.10   $1.06   $1.01   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)              3,179   3,861   4,059   4,501   4,333   5,328   4,631   2,949   1,137     163
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.60   $1.40   $1.02   $1.73   $1.65   $1.42   $1.27   $1.08   $0.77   $1.00
Accumulation unit value at end of period    $1.44   $1.60   $1.40   $1.02   $1.73   $1.65   $1.42   $1.27   $1.08   $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                544     639     892     956   1,028   1,089   1,030     732     620      56
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.65   $1.46   $1.25   $1.48   $1.37   $1.29   $1.28   $1.19   $1.03   $1.00
Accumulation unit value at end of period    $1.64   $1.65   $1.46   $1.25   $1.48   $1.37   $1.29   $1.28   $1.19   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)              3,290   4,350  12,135   9,859   9,662   7,421   5,961   4,666   2,419     148
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $0.40   $0.35   $0.28   $1.34   $1.36   $1.26   $1.26   $1.17   $0.96   $1.00
Accumulation unit value at end of period    $0.38   $0.40   $0.35   $0.28   $1.34   $1.36   $1.26   $1.26   $1.17   $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                530     753   1,261     738     686     636     706     843     617      76
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.58   $1.31   $0.97   $1.58   $1.62   $1.44   $1.33   $1.13   $0.79   $1.00
Accumulation unit value at end of period    $1.53   $1.58   $1.31   $0.97   $1.58   $1.62   $1.44   $1.33   $1.13   $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                411     570     862     889     962     995   1,005   1,058     824      87
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.15   $1.03   $0.86   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.15   $1.15   $1.03   $0.86   $1.03      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                183     203   5,029   5,867   4,227      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                      $1.37   $1.36   $1.09   $1.34   $1.36   $1.34   $1.20   $1.14   $0.97   $1.00
Accumulation unit value at end of period    $1.34   $1.37   $1.36   $1.09   $1.34   $1.36   $1.34   $1.20   $1.14   $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                 21      30      48     119     129     129     131     133     147       7
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.04   $0.92   $0.72   $1.19   $1.29   $1.13   $1.08   $0.99   $0.79   $0.98
Accumulation unit value at end of period    $0.98   $1.04   $0.92   $0.72   $1.19   $1.29   $1.13   $1.08   $0.99   $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                589     751     894   1,007   1,194   1,394   1,667   1,729   1,701   1,879
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.27   $1.17   $0.95   $1.72   $1.61   $1.28   $1.15   $1.01   $0.79   $1.00
Accumulation unit value at end of period    $1.04   $1.27   $1.17   $0.95   $1.72   $1.61   $1.28   $1.15   $1.01   $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                893   1,168   1,638   1,779   1,798   1,863   2,006   2,012   1,723     544
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                      $0.93   $0.84   $0.61   $1.08   $0.97   $0.78   $0.67   $0.60   $0.45   $0.53
Accumulation unit value at end of period    $0.75   $0.93   $0.84   $0.61   $1.08   $0.97   $0.78   $0.67   $0.60   $0.45
Number of accumulation units outstanding
at end of period (000 omitted)                263     449     617     726   1,126   1,094   1,129   1,200   1,252   1,444
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                299     409      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.09   $0.95   $0.72   $1.19   $1.20   $1.10   $1.06   $1.00   $0.81   $1.00
Accumulation unit value at end of period    $1.06   $1.09   $0.95   $0.72   $1.19   $1.20   $1.10   $1.06   $1.00   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)                 19      25      40      65      63     154     154     164     173       7
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.20   $0.97   $0.75   $1.25   $1.45   $1.25   $1.19   $1.00      --      --
Accumulation unit value at end of period    $1.13   $1.20   $0.97   $0.75   $1.25   $1.45   $1.25   $1.19      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 37      38      42      43      38     593      10       5      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 21      22      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              9,801  10,791      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,082     659      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             11,723  11,346      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.86   $0.78   $0.60   $0.99   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.81   $0.86   $0.78   $0.60   $0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                150     158  11,693   5,197   2,876      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.32   $1.10   $0.81   $1.30   $1.25   $1.09   $1.10   $1.00      --      --
Accumulation unit value at end of period    $1.22   $1.32   $1.10   $0.81   $1.30   $1.25   $1.09   $1.10      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,302   1,905      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             81,758  90,364      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                654     846      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             32,665  38,639      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,072     991      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             17,907  18,179      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                      $1.64   $1.34   $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79   $1.00
Accumulation unit value at end of period    $1.55   $1.64   $1.34   $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79
Number of accumulation units outstanding
at end of period (000 omitted)              1,967   2,371   3,369   3,781   3,994   3,796   3,634   1,986     384      45
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                      $2.19   $1.78   $1.20   $2.24   $1.96   $1.44   $1.20   $1.00      --      --
Accumulation unit value at end of period    $1.85   $2.19   $1.78   $1.20   $2.24   $1.96   $1.44   $1.20      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                861     944   2,694   3,202   1,898   2,027   1,561     853      --      --
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.43   $1.17   $0.84   $1.40   $1.35   $1.27   $1.16   $1.00      --      --
Accumulation unit value at end of period    $1.36   $1.43   $1.17   $0.84   $1.40   $1.35   $1.27   $1.16      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,181   1,472   3,565   3,353   2,936   2,393   1,911     915      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.17   $1.05   $0.92   $1.32   $1.24   $1.12   $1.08   $1.00      --      --
Accumulation unit value at end of period    $1.23   $1.17   $1.05   $0.92   $1.32   $1.24   $1.12   $1.08      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1       1       1       1       1      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
period                                      $1.48   $1.28   $1.12   $1.94   $1.71   $1.41   $1.23   $1.05   $1.00      --
Accumulation unit value at end of period    $1.27   $1.48   $1.28   $1.12   $1.94   $1.71   $1.41   $1.23   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                179     344     488     573     923   1,024     895     742     542      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                      $1.67   $1.45   $1.27   $2.21   $1.95   $1.61   $1.41   $1.20   $0.93   $1.00
Accumulation unit value at end of period    $1.43   $1.67   $1.45   $1.27   $2.21   $1.95   $1.61   $1.41   $1.20   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              1,440   1,961   2,664   2,569   2,661   2,908   2,702   2,238   1,662     145
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.08   $0.96   $0.84   $1.33   $1.32   $1.13   $1.08   $1.00      --      --
Accumulation unit value at end of period    $1.05   $1.08   $0.96   $0.84   $1.33   $1.32   $1.13   $1.08      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 70      72     640      67      69      68      71      47      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                      $1.05   $0.89   $0.63   $0.87   $0.79   $0.76   $0.74   $0.70   $0.51   $0.69
Accumulation unit value at end of period    $0.98   $1.05   $0.89   $0.63   $0.87   $0.79   $0.76   $0.74   $0.70   $0.51
Number of accumulation units outstanding
at end of period (000 omitted)                547     971   1,109   1,307   1,971   2,418   2,770   3,115   3,258   3,609
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                      $1.97   $1.67   $1.18   $1.64   $1.49   $1.43   $1.40   $1.33   $0.96   $1.00
Accumulation unit value at end of period    $1.83   $1.97   $1.67   $1.18   $1.64   $1.49   $1.43   $1.40   $1.33   $0.96
Number of accumulation units outstanding
at end of period (000 omitted)              1,542   2,033   2,413   2,807   3,276   3,555   3,207   2,378   1,218     276
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (08/26/2011)
Accumulation unit value at beginning of
period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                345      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,582      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.65   $1.32   $0.88   $1.51   $1.35   $1.11   $1.06   $1.00      --      --
Accumulation unit value at end of period    $1.55   $1.65   $1.32   $0.88   $1.51   $1.35   $1.11   $1.06      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                584     789      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of
period                                      $1.22   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.12   $1.22      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,200   1,611      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                      $1.22   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.12   $1.22      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,144   1,453      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                      $1.32   $1.25   $1.13   $1.12   $1.07   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.41   $1.32   $1.25   $1.13   $1.12   $1.07   $1.04   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,959   3,891   2,042   2,000   2,881     913     249      65      --      --
-----------------------------------------------------------------------------------------------------------------------------






 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                       $1.10   $1.01   $0.82   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $1.05   $1.10   $1.01   $0.82      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  17      18      13      55      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                       $0.79   $0.68   $0.45   $0.86   $0.73   $0.68   $0.67   $0.65  $0.46  $0.79
Accumulation unit value at end of period     $0.60   $0.79   $0.68   $0.45   $0.86   $0.73   $0.68   $0.67  $0.65  $0.46
Number of accumulation units outstanding
at end of period (000 omitted)                 350     428     503     570     717     914   1,202   1,283  1,451  1,387
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.29   $1.16   $0.98   $1.68   $1.62   $1.41   $1.36   $1.24  $0.95  $1.00
Accumulation unit value at end of period     $1.35   $1.29   $1.16   $0.98   $1.68   $1.62   $1.41   $1.36  $1.24  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                 118     138     208     358     387     427     407     363    215      2
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.56   $1.45   $1.25   $1.35   $1.31   $1.29   $1.28   $1.25  $1.23  $1.16
Accumulation unit value at end of period     $1.64   $1.56   $1.45   $1.25   $1.35   $1.31   $1.29   $1.28  $1.25  $1.23
Number of accumulation units outstanding
at end of period (000 omitted)                 395     473     473     704     888   1,058   1,149   1,347  1,392  1,554
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.20   $1.17   $0.88   $1.91   $1.83   $1.38   $1.20   $1.00     --     --
Accumulation unit value at end of period     $0.95   $1.20   $1.17   $0.88   $1.91   $1.83   $1.38   $1.20     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,925   1,887   4,304   5,706   3,754   3,031   2,056     303     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                       $0.75   $0.69   $0.51   $0.87   $0.77   $0.79   $0.70   $0.65  $0.54  $0.79
Accumulation unit value at end of period     $0.72   $0.75   $0.69   $0.51   $0.87   $0.77   $0.79   $0.70  $0.65  $0.54
Number of accumulation units outstanding
at end of period (000 omitted)                 710     877   1,081   1,186   1,619   1,808   2,130   2,021  2,140  2,312
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.30   $1.15   $0.99   $1.54   $1.56   $1.35   $1.31   $1.18  $0.92  $1.16
Accumulation unit value at end of period     $1.32   $1.30   $1.15   $0.99   $1.54   $1.56   $1.35   $1.31  $1.18  $0.92
Number of accumulation units outstanding
at end of period (000 omitted)                 328     364     424     555     747     962   1,390   1,530  1,720  1,915
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.25   $1.20   $1.11   $1.14   $1.06   $1.06   $1.05   $1.00     --     --
Accumulation unit value at end of period     $1.37   $1.25   $1.20   $1.11   $1.14   $1.06   $1.06   $1.05     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,741   2,182   2,188   2,112   3,349   3,584   3,417     474     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.00   $0.90   $0.68   $1.26   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.87   $1.00   $0.90   $0.68   $1.26   $1.08      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.00   $0.86   $0.67   $0.90   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.98   $1.00   $0.86   $0.67   $0.90      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  16      16      16      18      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.00   $0.88   $0.66   $1.15   $0.96   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.00   $1.00   $0.88   $0.66   $1.15   $0.96      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --   1,477      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.90   $1.70   $1.44   $1.99   $2.13   $1.82   $1.76   $1.56  $1.23  $1.42
Accumulation unit value at end of period     $1.90   $1.90   $1.70   $1.44   $1.99   $2.13   $1.82   $1.76  $1.56  $1.23
Number of accumulation units outstanding
at end of period (000 omitted)                 283     318     373     456     588     816   1,092   1,163  1,280  1,440
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09   $1.00     --     --
Accumulation unit value at end of period     $1.16   $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  13      13      13      13      12      13      13       5     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                       $2.11   $1.90   $1.55   $2.24   $2.24   $1.98   $1.93   $1.79  $1.51  $1.76
Accumulation unit value at end of period     $2.13   $2.11   $1.90   $1.55   $2.24   $2.24   $1.98   $1.93  $1.79  $1.51
Number of accumulation units outstanding
at end of period (000 omitted)                 777     880   1,036   1,249   1,756   2,335   3,221   4,136  5,043  5,336
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                       $1.31   $1.33   $1.35   $1.34   $1.29   $1.26   $1.24   $1.25  $1.26  $1.26
Accumulation unit value at end of period     $1.30   $1.31   $1.33   $1.35   $1.34   $1.29   $1.26   $1.24  $1.25  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)               3,784   4,615   4,417   4,753   3,976   3,923   6,630   7,059  5,254  8,572
----------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                       $1.94   $1.82   $1.61   $1.75   $1.68   $1.63   $1.62   $1.58  $1.53  $1.47
Accumulation unit value at end of period     $2.04   $1.94   $1.82   $1.61   $1.75   $1.68   $1.63   $1.62  $1.58  $1.53
Number of accumulation units outstanding
at end of period (000 omitted)               2,171   2,609   9,757  10,453  12,248   8,733   8,279   9,515  7,119  7,272
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                       $1.56   $1.36   $1.08   $1.84   $1.72   $1.46   $1.31   $1.12  $0.80  $1.01
Accumulation unit value at end of period     $1.46   $1.56   $1.36   $1.08   $1.84   $1.72   $1.46   $1.31  $1.12  $0.80
Number of accumulation units outstanding
at end of period (000 omitted)                 273     295     303     421     523     522     532     451    276    182
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.69   $1.46   $1.16   $1.98   $1.86   $1.58   $1.41   $1.21  $0.87  $1.09
Accumulation unit value at end of period     $1.58   $1.69   $1.46   $1.16   $1.98   $1.86   $1.58   $1.41  $1.21  $0.87
Number of accumulation units outstanding
at end of period (000 omitted)               1,827   2,123   9,137   8,505   6,387   5,210   2,698   1,026    605    238
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                       $1.53   $1.32   $1.08   $1.89   $1.86   $1.64   $1.56   $1.50  $1.18  $1.53
Accumulation unit value at end of period     $1.58   $1.53   $1.32   $1.08   $1.89   $1.86   $1.64   $1.56  $1.50  $1.18
Number of accumulation units outstanding
at end of period (000 omitted)               2,533   3,074   3,447   3,843   4,871   5,898   4,590   4,708  4,663  5,116
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $2.57   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17   $1.00     --     --
Accumulation unit value at end of period     $2.00   $2.57   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 490     474   1,632   2,462   1,621   1,522   1,033     198     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.17   $1.14   $1.08   $1.09   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.27   $1.17   $1.14   $1.08   $1.09   $1.03      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 239     288   8,475   4,590   5,249   4,355      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.24   $1.13   $0.79   $1.07   $1.07   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.31   $1.24   $1.13   $0.79   $1.07   $1.07      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  24      24      24       4       4     551      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at beginning of
period                                       $1.64   $1.46   $0.96   $1.30   $1.30   $1.19   $1.16   $1.05  $0.85  $0.93
Accumulation unit value at end of period     $1.71   $1.64   $1.46   $0.96   $1.30   $1.30   $1.19   $1.16  $1.05  $0.85
Number of accumulation units outstanding
at end of period (000 omitted)               1,146   1,400   1,627   2,018   3,017   4,475   3,380   3,074  2,699  2,403
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.33   $1.19   $0.85   $1.06   $1.05   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.39   $1.33   $1.19   $0.85   $1.06   $1.05      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 111     132   5,971   3,980   3,766     782      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                       $1.63   $1.45   $1.15   $1.96   $1.76   $1.44   $1.28   $1.11  $0.88  $1.09
Accumulation unit value at end of period     $1.41   $1.63   $1.45   $1.15   $1.96   $1.76   $1.44   $1.28  $1.11  $0.88
Number of accumulation units outstanding
at end of period (000 omitted)                 467     507     570     676     832   1,048   1,332   1,736  2,080  2,254
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                       $0.48   $0.41   $0.31   $0.56   $0.55   $0.50   $0.47   $0.44  $0.37  $0.50
Accumulation unit value at end of period     $0.46   $0.48   $0.41   $0.31   $0.56   $0.55   $0.50   $0.47  $0.44  $0.37
Number of accumulation units outstanding
at end of period (000 omitted)                 158     198     308   1,533   1,159     411     413     471    499    270
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.00   $0.84   $0.67   $1.12   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.96   $1.00   $0.84   $0.67   $1.12      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 242     272  10,019   7,564   5,188      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.88   $0.79   $0.58   $1.14   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.73   $0.88   $0.79   $0.58   $1.14      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  26      27      27      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.73   $1.39   $0.86   $1.59   $1.41   $1.44   $1.32   $1.23  $1.02  $1.00
Accumulation unit value at end of period     $1.45   $1.73   $1.39   $0.86   $1.59   $1.41   $1.44   $1.32  $1.23  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                 906   1,009   1,184   1,418   1,722   2,222     377     159     29     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.91   $0.75   $0.54   $1.00   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.82   $0.91   $0.75   $0.54   $1.00      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                       $1.49   $1.31   $1.06   $1.71   $1.65   $1.45   $1.41   $1.29  $1.00     --
Accumulation unit value at end of period     $1.49   $1.49   $1.31   $1.06   $1.71   $1.65   $1.45   $1.41  $1.29     --
Number of accumulation units outstanding
at end of period (000 omitted)                  94      96     106     116     193     219     241     223    175     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.95   $0.80   $0.64   $1.08   $1.10   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.92   $0.95   $0.80   $0.64   $1.08   $1.10      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                       $1.42   $1.14   $0.83   $1.36   $1.44   $1.31   $1.27   $1.09  $0.74  $0.91
Accumulation unit value at end of period     $1.28   $1.42   $1.14   $0.83   $1.36   $1.44   $1.31   $1.27  $1.09  $0.74
Number of accumulation units outstanding
at end of period (000 omitted)                 129      48      55      80      76      83      85      89    178     69
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.29   $1.03   $0.75   $1.24   $1.31   $1.19   $1.15   $0.99  $0.68  $0.83
Accumulation unit value at end of period     $1.17   $1.29   $1.03   $0.75   $1.24   $1.31   $1.19   $1.15  $0.99  $0.68
Number of accumulation units outstanding
at end of period (000 omitted)                  75     105     168     175     215     290     323     274    197    173
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                       $1.25   $1.23   $1.18   $1.23   $1.19   $1.16   $1.16   $1.16  $1.16  $1.11
Accumulation unit value at end of period     $1.25   $1.25   $1.23   $1.18   $1.23   $1.19   $1.16   $1.16  $1.16  $1.16
Number of accumulation units outstanding
at end of period (000 omitted)                 168     270     386     453     403     471     469     521    466    520
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.25   $1.23   $1.18   $1.23   $1.18   $1.15   $1.15   $1.16  $1.16  $1.11
Accumulation unit value at end of period     $1.25   $1.25   $1.23   $1.18   $1.23   $1.18   $1.15   $1.15  $1.16  $1.16
Number of accumulation units outstanding
at end of period (000 omitted)                 803     893   2,339   2,088   2,176   2,281   2,359   2,330  1,256    248
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.08   $0.87   $0.70   $0.99   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.00   $1.08   $0.87   $0.70   $0.99   $1.03      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 132     144   7,188   5,290   4,395      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.98   $0.85   $0.72   $1.10   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.84   $0.98   $0.85   $0.72   $1.10      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  21      23      41      24       7      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.96   $0.77   $0.58   $0.98   $0.98   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.95   $0.96   $0.77   $0.58   $0.98   $0.98      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.40   $1.09   $0.71   $1.22   $1.08   $1.05   $1.03   $1.00     --     --
Accumulation unit value at end of period     $1.27   $1.40   $1.09   $0.71   $1.22   $1.08   $1.05   $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 259     304     387     477     517   1,235     542      80     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                       $0.85   $0.75   $0.57   $0.88   $0.83   $0.77   $0.75   $0.72  $0.58  $0.82
Accumulation unit value at end of period     $0.84   $0.85   $0.75   $0.57   $0.88   $0.83   $0.77   $0.75  $0.72  $0.58
Number of accumulation units outstanding
at end of period (000 omitted)                 139     139     201     254     372     374     419     461    433    431
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.21   $1.06   $0.88   $1.27   $1.21   $1.06   $1.03   $1.00     --     --
Accumulation unit value at end of period     $1.30   $1.21   $1.06   $0.88   $1.27   $1.21   $1.06   $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  30      32      58      58      58      58      58      33     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.83   $0.76   $0.62   $1.09   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.69   $0.83   $0.76   $0.62   $1.09      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.89   $0.87   $0.67   $1.09   $1.06   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.71   $0.89   $0.87   $0.67   $1.09   $1.06      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.08   $1.01   $0.71   $0.98   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.09   $1.08   $1.01   $0.71   $0.98      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 135     156   4,120   3,241   2,619      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.38   $1.19   $0.87   $1.34   $1.25   $1.14   $1.10   $1.06  $0.91  $1.00
Accumulation unit value at end of period     $1.31   $1.38   $1.19   $0.87   $1.34   $1.25   $1.14   $1.10  $1.06  $0.91
Number of accumulation units outstanding
at end of period (000 omitted)                  25      24      40     105     178      81      56      46     13     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.77   $1.54   $1.15   $2.03   $1.76   $1.60   $1.39   $1.23  $0.97  $1.00
Accumulation unit value at end of period     $1.70   $1.77   $1.54   $1.15   $2.03   $1.76   $1.60   $1.39  $1.23  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)               2,842   3,363   5,125   8,294   9,083  10,127   5,827   3,099  1,289      8
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.35   $1.16   $0.87   $1.50   $1.43   $1.27   $1.07   $1.07  $0.87  $0.95
Accumulation unit value at end of period     $1.30   $1.35   $1.16   $0.87   $1.50   $1.43   $1.27   $1.07  $1.07  $0.87
Number of accumulation units outstanding
at end of period (000 omitted)                  75      50      73      59     103      95      91      75     59      7
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.00   $0.88   $0.70   $1.22   $1.11   $0.99   $0.94   $0.90  $0.74  $0.90
Accumulation unit value at end of period     $1.00   $1.00   $0.88   $0.70   $1.22   $1.11   $0.99   $0.94  $0.90  $0.74
Number of accumulation units outstanding
at end of period (000 omitted)                 489     588     702     889   1,172   1,351   1,630   1,820  1,884  1,684
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.12   $0.99   $0.79   $1.38   $1.25   $1.12   $1.06   $1.02  $0.85  $1.00
Accumulation unit value at end of period     $1.12   $1.12   $0.99   $0.79   $1.38   $1.25   $1.12   $1.06  $1.02  $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                   9      46      67      67     155     294     312     299      1     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.06   $0.87   $0.69   $1.32   $1.06   $1.01   $0.97   $0.95  $0.73  $1.00
Accumulation unit value at end of period     $1.04   $1.06   $0.87   $0.69   $1.32   $1.06   $1.01   $0.97  $0.95  $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                 158     187     260     292     726     815     744     882    256     14
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.64   $1.46   $1.03   $1.40   $1.38   $1.26   $1.25   $1.16  $0.93  $0.91
Accumulation unit value at end of period     $1.67   $1.64   $1.46   $1.03   $1.40   $1.38   $1.26   $1.25  $1.16  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                  73      89     126     167     212     221     208     190    108     24
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.22   $1.15   $1.01   $1.07   $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.29   $1.22   $1.15   $1.01   $1.07   $1.04      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 216     257   5,166   4,823   4,731     150      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $3.59   $2.83   $2.05   $3.44   $3.02   $2.72   $2.33   $1.90  $1.39  $1.56
Accumulation unit value at end of period     $3.16   $3.59   $2.83   $2.05   $3.44   $3.02   $2.72   $2.33  $1.90  $1.39
Number of accumulation units outstanding
at end of period (000 omitted)                 423     509     594     687   1,049   1,401   1,747   1,964  2,236  2,384
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                       $2.41   $1.90   $1.38   $2.32   $2.04   $1.84   $1.58   $1.29  $0.94  $1.06
Accumulation unit value at end of period     $2.12   $2.41   $1.90   $1.38   $2.32   $2.04   $1.84   $1.58  $1.29  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                 812   1,103   2,608   3,630   3,308   3,045   2,336   1,901  1,151    250
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.15   $1.03   $0.83   $1.49   $1.29   $1.11   $0.95   $0.85  $0.60  $0.76
Accumulation unit value at end of period     $0.94   $1.15   $1.03   $0.83   $1.49   $1.29   $1.11   $0.95  $0.85  $0.60
Number of accumulation units outstanding
at end of period (000 omitted)                 139     162     197     237     372     482     465     499    510    568
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                       $1.96   $1.77   $1.42   $2.57   $2.22   $1.91   $1.63   $1.46  $1.00     --
Accumulation unit value at end of period     $1.60   $1.96   $1.77   $1.42   $2.57   $2.22   $1.91   $1.63  $1.46     --
Number of accumulation units outstanding
at end of period (000 omitted)                 600     625     855     968     947   1,091     906     193      1     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.93   $1.62   $1.38   $2.43   $3.11   $2.61   $2.34   $1.80  $1.34  $1.33
Accumulation unit value at end of period     $1.80   $1.93   $1.62   $1.38   $2.43   $3.11   $2.61   $2.34  $1.80  $1.34
Number of accumulation units outstanding
at end of period (000 omitted)                 253     310     433     475     605     706     734     760    676    542
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.74   $1.56   $1.17   $1.69   $1.65   $1.41   $1.41   $1.26  $0.97  $0.99
Accumulation unit value at end of period     $1.75   $1.74   $1.56   $1.17   $1.69   $1.65   $1.41   $1.41  $1.26  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                 520     611     767     778   1,317   1,595   1,286   1,054    597    224
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.02   $0.86   $0.74   $1.03   $1.07   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.06   $1.02   $0.86   $0.74   $1.03   $1.07      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --       5       5       6      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.77   $1.40   $1.10   $1.66   $1.73   $1.50   $1.40   $1.14  $0.88  $1.00
Accumulation unit value at end of period     $1.68   $1.77   $1.40   $1.10   $1.66   $1.73   $1.50   $1.40  $1.14  $0.88
Number of accumulation units outstanding
at end of period (000 omitted)                 131     165     253     474     771     847     873     749    442     55
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $0.65   $0.52   $0.36   $0.64   $0.59   $0.55   $0.53   $0.48  $0.36  $0.51
Accumulation unit value at end of period     $0.61   $0.65   $0.52   $0.36   $0.64   $0.59   $0.55   $0.53  $0.48  $0.36
Number of accumulation units outstanding
at end of period (000 omitted)                 750     957     898   1,034   1,786   2,054   2,089   2,279  1,928    967
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.61   $1.47   $1.18   $1.91   $1.87   $1.60   $1.47   $1.32  $1.07  $1.23
Accumulation unit value at end of period     $1.57   $1.61   $1.47   $1.18   $1.91   $1.87   $1.60   $1.47  $1.32  $1.07
Number of accumulation units outstanding
at end of period (000 omitted)               2,449   3,186   4,141   5,501   9,245  10,913  11,340  11,643  4,692    966
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.61   $1.50   $1.11   $1.89   $1.66   $1.39   $1.28   $1.09  $0.84  $1.00
Accumulation unit value at end of period     $1.42   $1.61   $1.50   $1.11   $1.89   $1.66   $1.39   $1.28  $1.09  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                 396     517     595     936   1,425   1,562   1,549   1,200  1,018    286
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.87   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16   $1.00     --     --
Accumulation unit value at end of period     $1.83   $1.87   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 705     821   4,488   4,555   5,432   3,551   1,290     196     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.87   $0.82   $0.63   $1.11   $1.10   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.80   $0.87   $0.82   $0.63   $1.11   $1.10      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  48      51      52      59      18       6      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/04/1999)
Accumulation unit value at beginning of
period                                       $2.69   $2.18   $1.66   $2.68   $2.63   $2.30   $2.06   $1.66  $1.31  $1.40
Accumulation unit value at end of period     $2.48   $2.69   $2.18   $1.66   $2.68   $2.63   $2.30   $2.06  $1.66  $1.31
Number of accumulation units outstanding
at end of period (000 omitted)                 677     832   1,840   2,222   2,403   2,113   1,230     591    432    423
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $0.93   $0.86   $0.59   $1.02   $0.94   $0.88   $0.87   $0.81  $0.66  $0.88
Accumulation unit value at end of period     $0.90   $0.93   $0.86   $0.59   $1.02   $0.94   $0.88   $0.87  $0.81  $0.66
Number of accumulation units outstanding
at end of period (000 omitted)                  61     105     118     125     212     341     426     462    442    462
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.06   $0.97   $0.77   $1.44   $1.35   $1.12   $1.00   $0.89  $0.67  $0.83
Accumulation unit value at end of period     $0.89   $1.06   $0.97   $0.77   $1.44   $1.35   $1.12   $1.00  $0.89  $0.67
Number of accumulation units outstanding
at end of period (000 omitted)                   8      37      40      80      83     135     191     137    125    113
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $0.91   $0.82   $0.68   $1.10   $1.13   $1.02   $0.97   $0.85  $0.67  $0.87
Accumulation unit value at end of period     $0.93   $0.91   $0.82   $0.68   $1.10   $1.13   $1.02   $0.97  $0.85  $0.67
Number of accumulation units outstanding
at end of period (000 omitted)                 244     348     522     746   1,109   1,487   1,581   1,430  1,449  1,109
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.15   $1.09   $0.75   $1.58   $1.58   $1.42   $1.37   $1.25  $0.95  $1.00
Accumulation unit value at end of period     $1.10   $1.15   $1.09   $0.75   $1.58   $1.58   $1.42   $1.37  $1.25  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                 211     315     410     507     677     773     870     898    614     11
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                       $0.91   $0.80   $0.67   $1.18   $1.07   $1.02   $0.95   $0.91  $0.71  $0.95
Accumulation unit value at end of period     $0.83   $0.91   $0.80   $0.67   $1.18   $1.07   $1.02   $0.95  $0.91  $0.71
Number of accumulation units outstanding
at end of period (000 omitted)                 702     821   1,009   1,233   1,646   1,879   2,133   2,822  2,936  3,287
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.00   $0.88   $0.74   $1.30   $1.18   $1.13   $1.06   $1.01  $0.79  $1.00
Accumulation unit value at end of period     $0.90   $1.00   $0.88   $0.74   $1.30   $1.18   $1.13   $1.06  $1.01  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                 108     113     584     602     874   1,950     234     212     71     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.69   $1.45   $1.03   $1.97   $1.80   $1.57   $1.45   $1.28  $0.96  $1.23
Accumulation unit value at end of period     $1.55   $1.69   $1.45   $1.03   $1.97   $1.80   $1.57   $1.45  $1.28  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                  75      97     110     137     240     334     404     610    634    620
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.64   $1.40   $1.00   $1.92   $1.76   $1.54   $1.43   $1.25  $0.94  $1.00
Accumulation unit value at end of period     $1.50   $1.64   $1.40   $1.00   $1.92   $1.76   $1.54   $1.43  $1.25  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                  44      49      68      87      98     101     108     109     86     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                       $1.45   $1.34   $1.06   $1.54   $1.45   $1.26   $1.21   $1.13  $0.92  $1.10
Accumulation unit value at end of period     $1.43   $1.45   $1.34   $1.06   $1.54   $1.45   $1.26   $1.21  $1.13  $0.92
Number of accumulation units outstanding
at end of period (000 omitted)               2,494   2,967   3,385   4,142   5,535   7,315   3,274   4,188  4,903  5,619
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.07   $1.00   $0.79   $1.15   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.05   $1.07   $1.00   $0.79   $1.15   $1.08      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   5       5       5      10      39       6      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.94   $0.91   $0.72   $1.03   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.96   $0.94   $0.91   $0.72   $1.03      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                       $1.82   $1.64   $1.23   $2.09   $1.85   $1.46   $1.26   $1.03  $0.81  $0.97
Accumulation unit value at end of period     $1.68   $1.82   $1.64   $1.23   $2.09   $1.85   $1.46   $1.26  $1.03  $0.81
Number of accumulation units outstanding
at end of period (000 omitted)                 595     675     773     836   1,067   1,395   1,766   2,223  2,748  2,968
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.90   $0.81   $0.61   $1.04   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.83   $0.90   $0.81   $0.61   $1.04      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 186     197   8,059   3,477   2,234      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.13   $1.01   $0.79   $1.12   $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.05   $1.13   $1.01   $0.79   $1.12   $1.04      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.51   $1.33   $1.05   $1.66   $1.72   $1.50   $1.46   $1.26  $0.98  $1.00
Accumulation unit value at end of period     $1.46   $1.51   $1.33   $1.05   $1.66   $1.72   $1.50   $1.46  $1.26  $0.98
Number of accumulation units outstanding
at end of period (000 omitted)               2,208   2,626   5,001   6,104   5,949   6,248   3,864   1,094    458     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.54   $1.39   $1.14   $1.70   $1.69   $1.47   $1.36   $1.21  $0.96  $1.00
Accumulation unit value at end of period     $1.49   $1.54   $1.39   $1.14   $1.70   $1.69   $1.47   $1.36  $1.21  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                 118     154     170     180     435     454     439     458    215     --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                       $2.37   $2.22   $1.79   $2.15   $1.98   $1.81   $1.70   $1.59  $1.41  $1.53
Accumulation unit value at end of period     $2.38   $2.37   $2.22   $1.79   $2.15   $1.98   $1.81   $1.70  $1.59  $1.41
Number of accumulation units outstanding
at end of period (000 omitted)               1,023   1,253   1,456   1,819   2,498   3,777   5,177   6,202  7,217  8,096
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                       $0.68   $0.55   $0.38   $0.69   $0.58   $0.52   $0.47   $0.39  $0.30  $0.42
Accumulation unit value at end of period     $0.66   $0.68   $0.55   $0.38   $0.69   $0.58   $0.52   $0.47  $0.39  $0.30
Number of accumulation units outstanding
at end of period (000 omitted)                 356     418     516     647     914   1,189   1,293   1,661  1,578  1,833
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                       $0.52   $0.42   $0.27   $0.49   $0.41   $0.39   $0.35   $0.35  $0.25  $0.42
Accumulation unit value at end of period     $0.47   $0.52   $0.42   $0.27   $0.49   $0.41   $0.39   $0.35  $0.35  $0.25
Number of accumulation units outstanding
at end of period (000 omitted)                 179     240     270     246     411     658     843     717    751    779
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                       $0.66   $0.59   $0.44   $0.74   $0.65   $0.60   $0.58   $0.57  $0.44  $0.61
Accumulation unit value at end of period     $0.62   $0.66   $0.59   $0.44   $0.74   $0.65   $0.60   $0.58  $0.57  $0.44
Number of accumulation units outstanding
at end of period (000 omitted)                 869     962  12,886  12,008   9,966   1,523   1,775   1,862  2,188  2,583
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                       $1.66   $1.35   $0.76   $1.62   $1.29   $0.89   $0.68   $0.58  $0.44  $0.60
Accumulation unit value at end of period     $1.11   $1.66   $1.35   $0.76   $1.62   $1.29   $0.89   $0.68  $0.58  $0.44
Number of accumulation units outstanding
at end of period (000 omitted)                 283     339     397     530     721   1,086   1,039     951  2,119  1,323
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                       $1.39   $1.22   $0.90   $1.64   $1.52   $1.30   $1.25   $1.21  $0.99  $1.34
Accumulation unit value at end of period     $1.18   $1.39   $1.22   $0.90   $1.64   $1.52   $1.30   $1.25  $1.21  $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                 644     732     841     962   1,308   1,907   2,653   3,304  3,909  4,305
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                       $1.48   $1.33   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.44   $1.48   $1.33      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 168     188     204      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.02   $0.97   $0.81   $1.30   $1.19   $0.99   $0.91   $0.80  $0.63  $0.72
Accumulation unit value at end of period     $0.93   $1.02   $0.97   $0.81   $1.30   $1.19   $0.99   $0.91  $0.80  $0.63
Number of accumulation units outstanding
at end of period (000 omitted)                  29      31      42      63     160     148     157     147    133     79
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.04   $0.93   $0.74   $1.17   $1.19   $1.03   $1.01   $0.92  $0.75  $0.91
Accumulation unit value at end of period     $1.04   $1.04   $0.93   $0.74   $1.17   $1.19   $1.03   $1.01  $0.92  $0.75
Number of accumulation units outstanding
at end of period (000 omitted)                   9       9      14      14      94      97     104     127    133    122
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.05   $0.85   $0.60   $1.03   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.05   $1.05   $0.85   $0.60   $1.03      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   5      10      15      10      10      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $2.05   $1.65   $1.21   $2.01   $1.97   $1.73   $1.70   $1.37  $1.07  $1.27
Accumulation unit value at end of period     $2.11   $2.05   $1.65   $1.21   $2.01   $1.97   $1.73   $1.70  $1.37  $1.07
Number of accumulation units outstanding
at end of period (000 omitted)                 185     196     204     222     288     374     441     480    522    518
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                       $1.48   $1.34   $0.98   $1.57   $1.44   $1.36   $1.32   $1.23  $1.00     --
Accumulation unit value at end of period     $1.47   $1.48   $1.34   $0.98   $1.57   $1.44   $1.36   $1.32  $1.23     --
Number of accumulation units outstanding
at end of period (000 omitted)                  41      53      67      68      85      85     145     214     58     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.01   $0.92   $0.74   $1.12   $1.03   $0.92   $0.87   $0.79  $0.66  $0.84
Accumulation unit value at end of period     $0.97   $1.01   $0.92   $0.74   $1.12   $1.03   $0.92   $0.87  $0.79  $0.66
Number of accumulation units outstanding
at end of period (000 omitted)                 108     173     195     262     527     652     657     588    505    346
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.20   $1.10   $0.88   $1.33   $1.23   $1.11   $1.05   $0.96  $0.80  $1.00
Accumulation unit value at end of period     $1.15   $1.20   $1.10   $0.88   $1.33   $1.23   $1.11   $1.05  $0.96  $0.80
Number of accumulation units outstanding
at end of period (000 omitted)                 111     112     112     167     176     200     184     189      5     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.88   $1.40   $0.87   $1.45   $1.44   $1.29   $1.24   $1.18  $0.89  $1.33
Accumulation unit value at end of period     $1.66   $1.88   $1.40   $0.87   $1.45   $1.44   $1.29   $1.24  $1.18  $0.89
Number of accumulation units outstanding
at end of period (000 omitted)                 374     436     512     578     690     956     994   1,044  1,301  1,252
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.51   $1.13   $0.70   $1.18   $1.17   $1.05   $1.01   $0.97  $0.73  $1.00
Accumulation unit value at end of period     $1.33   $1.51   $1.13   $0.70   $1.18   $1.17   $1.05   $1.01  $0.97  $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                  36      72      75     113     149     175     203     227    180     20
----------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.06   $0.93   $0.72   $1.14   $1.02   $0.94   $0.88   $0.77  $0.63  $0.85
Accumulation unit value at end of period     $1.04   $1.06   $0.93   $0.72   $1.14   $1.02   $0.94   $0.88  $0.77  $0.63
Number of accumulation units outstanding
at end of period (000 omitted)                 320     388     445     586     680     888   1,120   1,634  1,404  1,695
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.27   $1.18   $1.02   $1.33   $1.29   $1.17   $1.16   $1.06  $0.93  $1.00
Accumulation unit value at end of period     $1.28   $1.27   $1.18   $1.02   $1.33   $1.29   $1.17   $1.16  $1.06  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                 881   1,125   1,365   2,120   3,307   3,207   3,304   3,221  1,510     11
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $2.12   $1.89   $1.44   $2.34   $1.85   $1.43   $1.24   $0.97  $0.72  $0.95
Accumulation unit value at end of period     $2.23   $2.12   $1.89   $1.44   $2.34   $1.85   $1.43   $1.24  $0.97  $0.72
Number of accumulation units outstanding
at end of period (000 omitted)                 680     798     879     996   1,393   1,751   1,748   1,935  1,996  2,205
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                       $2.45   $2.19   $1.67   $2.72   $2.16   $1.67   $1.46   $1.14  $0.85  $1.00
Accumulation unit value at end of period     $2.57   $2.45   $2.19   $1.67   $2.72   $2.16   $1.67   $1.46  $1.14  $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                  74      96     100     106     163     161     159      55     38      6
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.78   $0.65   $0.47   $0.85   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.69   $0.78   $0.65   $0.47   $0.85      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  28      30   1,824   2,687   1,243      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.19   $0.91   $0.59   $1.12   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.09   $1.19   $0.91   $0.59   $1.12      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $2.24   $1.74   $1.38   $2.25   $2.75   $2.02   $1.75   $1.30  $0.96  $1.00
Accumulation unit value at end of period     $2.33   $2.24   $1.74   $1.38   $2.25   $2.75   $2.02   $1.75  $1.30  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                  41      47      66      99     111     141     136     149     28      1
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.99   $0.78   $0.61   $1.00   $1.23   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.03   $0.99   $0.78   $0.61   $1.00   $1.23      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --       9      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning of
period                                       $1.48   $1.37   $0.96   $1.79   $1.59   $1.50   $1.44   $1.37  $1.06  $1.47
Accumulation unit value at end of period     $1.44   $1.48   $1.37   $0.96   $1.79   $1.59   $1.50   $1.44  $1.37  $1.06
Number of accumulation units outstanding
at end of period (000 omitted)                 629     785     878   1,062   1,515   2,159   2,982   3,602  4,247  4,574
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.32   $1.23   $0.86   $1.61   $1.44   $1.35   $1.31   $1.25  $0.97  $1.00
Accumulation unit value at end of period     $1.29   $1.32   $1.23   $0.86   $1.61   $1.44   $1.35   $1.31  $1.25  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                  56      78      93     180     289     319     300     302    167     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (08/26/1999)
Accumulation unit value at beginning of
period                                       $2.09   $1.83   $1.33   $2.25   $2.15   $1.85   $1.64   $1.40  $0.99  $1.29
Accumulation unit value at end of period     $1.89   $2.09   $1.83   $1.33   $2.25   $2.15   $1.85   $1.64  $1.40  $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                  16      17      43      63     101     162     166     219    151    154
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                       $1.60   $1.40   $1.02   $1.74   $1.66   $1.43   $1.28   $1.09  $0.77  $1.00
Accumulation unit value at end of period     $1.45   $1.60   $1.40   $1.02   $1.74   $1.66   $1.43   $1.28  $1.09  $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                 296     371     429     566     864     940     833     690    347     12
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (08/26/1999)
Accumulation unit value at beginning of
period                                       $1.87   $1.65   $1.41   $1.66   $1.54   $1.45   $1.43   $1.34  $1.15  $1.08
Accumulation unit value at end of period     $1.86   $1.87   $1.65   $1.41   $1.66   $1.54   $1.45   $1.43  $1.34  $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                  10      10      47     120     186     269     276     275    247    268
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                       $1.64   $1.45   $1.24   $1.47   $1.36   $1.29   $1.27   $1.19  $1.03  $1.00
Accumulation unit value at end of period     $1.63   $1.64   $1.45   $1.24   $1.47   $1.36   $1.29   $1.27  $1.19  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               2,158   2,738   9,304   8,701   9,868   6,464   4,642   2,922  1,544     10
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of
period                                       $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.24   $1.16  $0.95  $0.98
Accumulation unit value at end of period     $0.38   $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.24  $1.16  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                 492     548     618     763   1,012   1,307   1,977   2,447  2,742  3,065
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                       $0.41   $0.36   $0.29   $1.38   $1.40   $1.30   $1.29   $1.21  $1.00     --
Accumulation unit value at end of period     $0.39   $0.41   $0.36   $0.29   $1.38   $1.40   $1.30   $1.29  $1.21     --
Number of accumulation units outstanding
at end of period (000 omitted)                 321     466     672     399     507     521     486     491    449     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA (08/26/1999)
Accumulation unit value at beginning of
period                                       $1.02   $0.89   $0.70   $1.16   $1.13   $0.99   $0.95   $0.88  $0.71  $0.88
Accumulation unit value at end of period     $1.01   $1.02   $0.89   $0.70   $1.16   $1.13   $0.99   $0.95  $0.88  $0.71
Number of accumulation units outstanding
at end of period (000 omitted)                  70      73     144     195     285     404     449     560    465    538
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.90   $1.56   $1.16   $1.89   $1.95   $1.72   $1.59   $1.35  $0.95  $1.00
Accumulation unit value at end of period     $1.82   $1.90   $1.56   $1.16   $1.89   $1.95   $1.72   $1.59  $1.35  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                  91     140     191     210     307     330     355     322    247      4
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.14   $1.03   $0.86   $1.03   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.15   $1.14   $1.03   $0.86   $1.03      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 145     167   4,498   6,698   6,219      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                       $2.20   $1.97   $1.29   $1.90   $1.85   $1.76   $1.73   $1.60  $1.35  $1.29
Accumulation unit value at end of period     $2.10   $2.20   $1.97   $1.29   $1.90   $1.85   $1.76   $1.73  $1.60  $1.35
Number of accumulation units outstanding
at end of period (000 omitted)                 509     600     688     832   1,101   1,459   2,144   2,899  3,536  4,181
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.71   $1.54   $1.00   $1.47   $1.43   $1.37   $1.34   $1.25  $1.06  $1.01
Accumulation unit value at end of period     $1.63   $1.71   $1.54   $1.00   $1.47   $1.43   $1.37   $1.34  $1.25  $1.06
Number of accumulation units outstanding
at end of period (000 omitted)                 350     397     498     646     999   1,382   1,973   2,283  2,512  2,872
----------------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
period                                       $1.17   $1.08   $0.84   $1.56   $1.44   $1.18   $1.10   $0.98  $0.77  $1.00
Accumulation unit value at end of period     $1.10   $1.17   $1.08   $0.84   $1.56   $1.44   $1.18   $1.10  $0.98  $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                 322     354     384     422     572     786   1,148   1,504  1,853  2,036
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                       $1.18   $1.16   $0.94   $1.14   $1.17   $1.15   $1.03   $0.98  $0.84  $1.00
Accumulation unit value at end of period     $1.15   $1.18   $1.16   $0.94   $1.14   $1.17   $1.15   $1.03  $0.98  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                  71      94     120     136     185     196     167     147     87     12
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                       $2.28   $2.01   $1.57   $2.59   $2.79   $2.43   $2.34   $2.13  $1.69  $2.11
Accumulation unit value at end of period     $2.15   $2.28   $2.01   $1.57   $2.59   $2.79   $2.43   $2.34  $2.13  $1.69
Number of accumulation units outstanding
at end of period (000 omitted)               1,139   1,270   1,361   1,504   1,940   2,471   3,345   4,457  5,362  6,087
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.22   $1.09   $0.85   $1.40   $1.51   $1.32   $1.28   $1.16  $0.93  $1.16
Accumulation unit value at end of period     $1.15   $1.22   $1.09   $0.85   $1.40   $1.51   $1.32   $1.28  $1.16  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                 812   1,063   1,414   1,861   2,565   3,460   4,185   4,645  5,239  5,706
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                       $2.38   $2.11   $1.42   $1.95   $1.91   $1.75   $1.72   $1.57  $1.26  $1.28
Accumulation unit value at end of period     $2.39   $2.38   $2.11   $1.42   $1.95   $1.91   $1.75   $1.72  $1.57  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)                 217     245     305     394     499     651     870   1,300  1,564  1,898
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.76   $1.57   $1.06   $1.45   $1.43   $1.31   $1.29   $1.19  $0.95  $0.97
Accumulation unit value at end of period     $1.77   $1.76   $1.57   $1.06   $1.45   $1.43   $1.31   $1.29  $1.19  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                 176     203     255     379     517     677     974   1,139  1,246  1,409
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                       $1.41   $1.30   $0.90   $1.20   $1.16   $1.12   $1.11   $1.08  $1.05  $1.00
Accumulation unit value at end of period     $1.46   $1.41   $1.30   $0.90   $1.20   $1.16   $1.12   $1.11  $1.08  $1.05
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      17     126      77      45      45     82      7
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.20   $1.11   $0.90   $1.63   $1.53   $1.21   $1.10   $0.96  $0.76  $0.93
Accumulation unit value at end of period     $0.99   $1.20   $1.11   $0.90   $1.63   $1.53   $1.21   $1.10  $0.96  $0.76
Number of accumulation units outstanding
at end of period (000 omitted)                 947   1,199   1,363   1,487   1,885   2,110   2,185   2,258  2,177  1,856
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.13   $1.02   $0.75   $1.32   $1.18   $0.95   $0.81   $0.73  $0.55  $0.65
Accumulation unit value at end of period     $0.91   $1.13   $1.02   $0.75   $1.32   $1.18   $0.95   $0.81  $0.73  $0.55
Number of accumulation units outstanding
at end of period (000 omitted)                  86     115     163     210     274     347     461     485  1,788    762
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                       $1.21   $1.15   $0.92   $1.73   $1.64   $1.31   $1.16   $0.97  $0.72  $0.84
Accumulation unit value at end of period     $1.03   $1.21   $1.15   $0.92   $1.73   $1.64   $1.31   $1.16  $0.97  $0.72
Number of accumulation units outstanding
at end of period (000 omitted)                   4       4       4       4       4       8       8       7      7     42
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                       $2.12   $1.79   $1.37   $2.27   $2.17   $2.02   $1.86   $1.70  $1.30  $1.89
Accumulation unit value at end of period     $1.99   $2.12   $1.79   $1.37   $2.27   $2.17   $2.02   $1.86  $1.70  $1.30
Number of accumulation units outstanding
at end of period (000 omitted)                 789     836     940   1,071   1,280   1,595   2,187   2,928  3,442  4,079
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                       $1.13   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.06   $1.13      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 256     347      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                       $1.39   $1.21   $0.92   $1.52   $1.53   $1.39   $1.35   $1.27  $1.00     --
Accumulation unit value at end of period     $1.34   $1.39   $1.21   $0.92   $1.52   $1.53   $1.39   $1.35  $1.27     --
Number of accumulation units outstanding
at end of period (000 omitted)                   3       3       3       3       3       3       3       3      3     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.20   $0.97   $0.74   $1.25   $1.45   $1.25   $1.19   $1.00     --     --
Accumulation unit value at end of period     $1.13   $1.20   $0.97   $0.74   $1.25   $1.45   $1.25   $1.19     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  14      13      14      14      54     946      27       4     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
period                                       $1.78   $1.49   $0.92   $1.47   $1.41   $1.36   $1.30   $1.25  $1.01  $1.39
Accumulation unit value at end of period     $1.44   $1.78   $1.49   $0.92   $1.47   $1.41   $1.36   $1.30  $1.25  $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                 172     186     201     219     287     412     604     747    906  1,025
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                       $1.67   $1.41   $0.87   $1.40   $1.35   $1.30   $1.24   $1.20  $0.97  $1.34
Accumulation unit value at end of period     $1.36   $1.67   $1.41   $0.87   $1.40   $1.35   $1.30   $1.24  $1.20  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                 582     686     831   1,004   1,304   1,946   2,658   3,108  3,645  4,080
----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $3.67   $2.86   $1.84   $3.28   $3.20   $2.68   $2.44   $2.17  $1.48  $1.72
Accumulation unit value at end of period     $3.18   $3.67   $2.86   $1.84   $3.28   $3.20   $2.68   $2.44  $2.17  $1.48
Number of accumulation units outstanding
at end of period (000 omitted)                 105     138     151     204     286     398     446     505    510    369
----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                       $3.21   $2.70   $2.03   $2.82   $2.92   $2.57   $2.40   $1.95  $1.40  $1.65
Accumulation unit value at end of period     $3.06   $3.21   $2.70   $2.03   $2.82   $2.92   $2.57   $2.40  $1.95  $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                 150     179     214     239     356     450     576     658    735    712
----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
period                                       $2.29   $2.04   $1.42   $2.56   $2.72   $2.39   $2.11   $1.79  $1.27  $1.44
Accumulation unit value at end of period     $1.78   $2.29   $2.04   $1.42   $2.56   $2.72   $2.39   $2.11  $1.79  $1.27
Number of accumulation units outstanding
at end of period (000 omitted)                  90      90     129     203     332     481     577     705    786    539
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.12   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.07   $1.12      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 125      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.12   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.07   $1.12      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               9,333   9,511      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.04   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.06   $1.04      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,227     125      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.04   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.06   $1.04      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               8,368   9,048      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.85   $0.78   $0.60   $0.99   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.81   $0.85   $0.78   $0.60   $0.99      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 218     243  10,555   6,225   4,468      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.32   $1.09   $0.81   $1.30   $1.25   $1.09   $1.10   $1.00     --     --
Accumulation unit value at end of period     $1.21   $1.32   $1.09   $0.81   $1.30   $1.25   $1.09   $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.09   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.09      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,658   1,229      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.09   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.09      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)              59,483  64,190      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.11   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.11      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 650     227      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.11   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.11      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)              32,058  35,114      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.07   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.07   $1.07      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,084     860      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011    2010    2009    2008    2007    2006    2005    2004    2003   2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.07   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.07   $1.07      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               9,729  10,627      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                       $1.64   $1.34   $0.99   $1.47   $1.57   $1.33   $1.27   $1.07  $0.79  $1.00
Accumulation unit value at end of period     $1.55   $1.64   $1.34   $0.99   $1.47   $1.57   $1.33   $1.27  $1.07  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)               1,139   1,364   1,800   2,045   2,297   2,129   2,323     692    192     35
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
period                                       $2.43   $1.97   $1.33   $2.49   $2.17   $1.60   $1.34   $1.04  $0.71  $0.83
Accumulation unit value at end of period     $2.04   $2.43   $1.97   $1.33   $2.49   $2.17   $1.60   $1.34  $1.04  $0.71
Number of accumulation units outstanding
at end of period (000 omitted)                 199     215   1,491   2,249   1,387     742     484     439  2,509    479
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
period                                       $1.91   $1.57   $1.12   $1.88   $1.81   $1.70   $1.55   $1.33  $0.94  $1.15
Accumulation unit value at end of period     $1.81   $1.91   $1.57   $1.12   $1.88   $1.81   $1.70   $1.55  $1.33  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                 659     787   2,050   2,146   1,967   1,384   1,171     455    382    351
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.09   $0.98   $0.86   $1.23   $1.15   $1.04   $1.01   $0.94  $0.78  $0.90
Accumulation unit value at end of period     $1.14   $1.09   $0.98   $0.86   $1.23   $1.15   $1.04   $1.01  $0.94  $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                 648     844     989   1,141   1,532   1,765   1,736   1,457  1,313  1,043
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.66   $1.44   $1.27   $2.20   $1.95   $1.61   $1.41   $1.20  $0.93  $1.00
Accumulation unit value at end of period     $1.43   $1.66   $1.44   $1.27   $2.20   $1.95   $1.61   $1.41  $1.20  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                 277     324     434     491     679     717     623     663    493     12
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.14   $1.01   $0.88   $1.41   $1.39   $1.19   $1.14   $1.04  $0.84  $1.05
Accumulation unit value at end of period     $1.10   $1.14   $1.01   $0.88   $1.41   $1.39   $1.19   $1.14  $1.04  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                 995   1,173   1,566   1,247   1,750   1,970   2,186   1,526  1,128    922
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.96   $1.66   $1.17   $1.64   $1.49   $1.43   $1.40   $1.33  $0.96  $1.00
Accumulation unit value at end of period     $1.82   $1.96   $1.66   $1.17   $1.64   $1.49   $1.43   $1.40  $1.33  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)               1,779   2,121     276     333     464     531     573     580    441     13
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.05      --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 501      --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $0.62   $0.49   $0.33   $0.57   $0.50   $0.42   $0.40   $0.35  $0.25  $0.42
Accumulation unit value at end of period     $0.58   $0.62   $0.49   $0.33   $0.57   $0.50   $0.42   $0.40  $0.35  $0.25
Number of accumulation units outstanding
at end of period (000 omitted)                 627     785     586     966     992   1,281   1,363   1,351  1,424  1,243
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.22   $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.11   $1.22      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 532     655      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                       $1.67   $1.58   $1.43   $1.42   $1.35   $1.32   $1.31   $1.28  $1.19  $1.12
Accumulation unit value at end of period     $1.78   $1.67   $1.58   $1.43   $1.42   $1.35   $1.32   $1.31  $1.28  $1.19
Number of accumulation units outstanding
at end of period (000 omitted)               1,785   2,234   2,406   2,685   3,965   5,543   2,193     622    225    167
----------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                        $1.10    $1.01   $0.82   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period      $1.05    $1.10   $1.01   $0.82      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   16       40      43      67      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.22    $1.05   $0.69   $1.34   $1.13   $1.06  $1.04  $1.00  $1.00     --
Accumulation unit value at end of period      $0.92    $1.22   $1.05   $0.69   $1.34   $1.13  $1.06  $1.04  $1.00     --
Number of accumulation units outstanding
at end of period (000 omitted)                  114      144     126     108     110     112    113    114      5     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.11    $1.00   $0.85   $1.45   $1.40   $1.21  $1.18  $1.07  $1.00     --
Accumulation unit value at end of period      $1.17    $1.11   $1.00   $0.85   $1.45   $1.40  $1.21  $1.18  $1.07     --
Number of accumulation units outstanding
at end of period (000 omitted)                  183      201     201     210     226     247    256    243     23     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.19    $1.16   $0.88   $1.91   $1.83   $1.38  $1.20  $1.00     --     --
Accumulation unit value at end of period      $0.95    $1.19   $1.16   $0.88   $1.91   $1.83  $1.38  $1.20     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,866    1,831   6,541   7,308   4,293   2,708  1,766    209     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.18    $1.09   $0.81   $1.36   $1.21   $1.24  $1.09  $1.02  $1.00     --
Accumulation unit value at end of period      $1.12    $1.18   $1.09   $0.81   $1.36   $1.21  $1.24  $1.09  $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                   86      103     102     107      82      91     92     59      1     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.24    $1.20   $1.10   $1.14   $1.06   $1.05  $1.05  $1.00     --     --
Accumulation unit value at end of period      $1.37    $1.24   $1.20   $1.10   $1.14   $1.06  $1.05  $1.05     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,696    2,227   2,371   2,313   3,777   4,080  3,512    509     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.42    $1.28   $0.97   $1.78   $1.54   $1.25  $1.12  $1.00     --     --
Accumulation unit value at end of period      $1.23    $1.42   $1.28   $0.97   $1.78   $1.54  $1.25  $1.12     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    8       10      10      25      25      20      7      7     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.00    $0.86   $0.67   $0.90   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.98    $1.00   $0.86   $0.67   $0.90      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   53       --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.06    $0.92   $0.70   $1.21   $1.02   $1.07  $1.06  $1.00     --     --
Accumulation unit value at end of period      $1.05    $1.06   $0.92   $0.70   $1.21   $1.02  $1.07  $1.06     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,157    2,614   2,924   3,189   3,364   7,580  3,015    376     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.17    $1.05   $0.89   $1.23   $1.32   $1.13  $1.09  $1.00     --     --
Accumulation unit value at end of period      $1.16    $1.17   $1.05   $0.89   $1.23   $1.32  $1.13  $1.09     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   29       34      33       2       1      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.05    $1.06   $1.08   $1.07   $1.03   $1.00  $0.99  $1.00  $1.00     --
Accumulation unit value at end of period      $1.03    $1.05   $1.06   $1.08   $1.07   $1.03  $1.00  $0.99  $1.00     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,536    2,911   5,788   1,365     513     401    106     18     15     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.24    $1.17   $1.03   $1.12   $1.08   $1.05  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period      $1.31    $1.24   $1.17   $1.03   $1.12   $1.08  $1.05  $1.04  $1.01     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,322    2,221  22,157  16,780  14,001   8,025  1,298  1,598    146     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.68    $1.46   $1.16   $1.98   $1.86   $1.57  $1.41  $1.21  $0.87  $1.09
Accumulation unit value at end of period      $1.57    $1.68   $1.46   $1.16   $1.98   $1.86  $1.57  $1.41  $1.21  $0.87
Number of accumulation units outstanding
at end of period (000 omitted)                2,844    3,253  15,601  12,449   8,833   6,769  3,606  1,251    828    608
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.66    $0.57   $0.47   $0.82   $0.81   $0.71  $0.68  $0.65  $0.51  $0.67
Accumulation unit value at end of period      $0.69    $0.66   $0.57   $0.47   $0.82   $0.81  $0.71  $0.68  $0.65  $0.51
Number of accumulation units outstanding
at end of period (000 omitted)                2,709    3,592   4,017   4,256   4,540   5,152  3,969  2,410    453    194
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $2.56    $2.17   $1.27   $2.77   $2.04   $1.54  $1.17  $1.00     --     --
Accumulation unit value at end of period      $1.99    $2.56   $2.17   $1.27   $2.77   $2.04  $1.54  $1.17     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  716      670   2,782   3,582   2,132   1,922  1,178    160     --     --
----------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.16    $1.13   $1.08   $1.09   $1.03   $1.00     --     --     --     --
Accumulation unit value at end of period      $1.26    $1.16   $1.13   $1.08   $1.09   $1.03     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  383      489  15,152   6,045   5,763   4,338     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.24    $1.13   $0.79   $1.07   $1.07   $1.00     --     --     --     --
Accumulation unit value at end of period      $1.30    $1.24   $1.13   $0.79   $1.07   $1.07     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  626      790     834   1,009   1,242   2,212     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.60    $1.42   $0.94   $1.27   $1.27   $1.16  $1.13  $1.03  $0.84  $0.91
Accumulation unit value at end of period      $1.66    $1.60   $1.42   $0.94   $1.27   $1.27  $1.16  $1.13  $1.03  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                  583      678     755     746     910   1,056    970    715    521    389
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                        $1.51    $1.35   $0.96   $1.20   $1.19   $1.12  $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.58    $1.51   $1.35   $0.96   $1.20   $1.19  $1.12  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  215      256   9,864   5,119   4,197   1,896     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.44    $1.29   $1.02   $1.74   $1.57   $1.28  $1.14  $1.00     --     --
Accumulation unit value at end of period      $1.25    $1.44   $1.29   $1.02   $1.74   $1.57  $1.28  $1.14     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --       --      --       4       4      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.14    $0.99   $0.73   $1.33   $1.31   $1.20  $1.12  $1.05  $1.00     --
Accumulation unit value at end of period      $1.09    $1.14   $0.99   $0.73   $1.33   $1.31  $1.20  $1.12  $1.05     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --        4       4      72      55       4     --     --     56     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.00    $0.84   $0.67   $1.12   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.96    $1.00   $0.84   $0.67   $1.12      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  512      577  20,058  11,908   7,074      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.88    $0.78   $0.58   $1.14   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.73    $0.88   $0.78   $0.58   $1.14      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   20       20      20      25      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.43    $1.15   $0.72   $1.32   $1.17   $1.19  $1.10  $1.02  $1.00     --
Accumulation unit value at end of period      $1.20    $1.43   $1.15   $0.72   $1.32   $1.17  $1.19  $1.10  $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                   59       40      41      31      32      32     29     29     29     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.90    $0.75   $0.54   $1.00   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.82    $0.90   $0.75   $0.54   $1.00      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   44       --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.21    $1.07   $0.86   $1.39   $1.34   $1.18  $1.15  $1.06  $1.00     --
Accumulation unit value at end of period      $1.21    $1.21   $1.07   $0.86   $1.39   $1.34  $1.18  $1.15  $1.06     --
Number of accumulation units outstanding
at end of period (000 omitted)                  366      375     327     259     266     256    250    302     59     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.15    $0.97   $0.78   $1.31   $1.33   $1.14  $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.12    $1.15   $0.97   $0.78   $1.31   $1.33  $1.14  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    5        9       9      17      17       9      4      4     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.29    $1.03   $0.75   $1.23   $1.31   $1.19  $1.15  $0.98  $0.68  $0.83
Accumulation unit value at end of period      $1.16    $1.29   $1.03   $0.75   $1.23   $1.31  $1.19  $1.15  $0.98  $0.68
Number of accumulation units outstanding
at end of period (000 omitted)                  272      315     366     398     483     537    817    840    709    597
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.23    $1.22   $1.17   $1.22   $1.17   $1.15  $1.15  $1.15  $1.15  $1.10
Accumulation unit value at end of period      $1.23    $1.23   $1.22   $1.17   $1.22   $1.17  $1.15  $1.15  $1.15  $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                  944    1,141   3,618   1,927   1,780   2,023  2,009  2,283  2,513  2,555
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.49    $1.20   $0.97   $1.37   $1.43   $1.22  $1.17  $1.00     --     --
Accumulation unit value at end of period      $1.38    $1.49   $1.20   $0.97   $1.37   $1.43  $1.22  $1.17     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  218      239  10,188   6,327   4,714       4     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.97    $0.85   $0.72   $1.10   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.84    $0.97   $0.85   $0.72   $1.10      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   26       24      22       1      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.26    $1.01   $0.76   $1.29   $1.29   $1.22  $1.13  $1.00     --     --
Accumulation unit value at end of period      $1.25    $1.26   $1.01   $0.76   $1.29   $1.29  $1.22  $1.13     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --        1      11      11      13      15     17     10     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.39    $1.09   $0.70   $1.22   $1.08   $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.26    $1.39   $1.09   $0.70   $1.22   $1.08  $1.05  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  415      473     599     748     769   1,668    735     99     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.70    $0.62   $0.47   $0.73   $0.69   $0.64  $0.63  $0.60  $0.48  $0.69
Accumulation unit value at end of period      $0.70    $0.70   $0.62   $0.47   $0.73   $0.69  $0.64  $0.63  $0.60  $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                  302      374     381     466     587     674    879  1,127  1,117  1,131
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.20    $1.06   $0.88   $1.27   $1.21   $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.29    $1.20   $1.06   $0.88   $1.27   $1.21  $1.05  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   14       14      14      14      14      14     14     13     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.83    $0.76   $0.62   $1.09   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.69    $0.83   $0.76   $0.62   $1.09      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   84       59      57      26      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.27    $1.23   $0.96   $1.55   $1.52   $1.26  $1.14  $1.00     --     --
Accumulation unit value at end of period      $1.01    $1.27   $1.23   $0.96   $1.55   $1.52  $1.26  $1.14     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --        2       2       8       8       4     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.08    $1.00   $0.71   $0.98   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $1.09    $1.08   $1.00   $0.71   $0.98      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  348      447   7,675   4,506   3,095      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.50    $1.30   $0.97   $1.72   $1.49   $1.36  $1.18  $1.04  $1.00     --
Accumulation unit value at end of period      $1.43    $1.50   $1.30   $0.97   $1.72   $1.49  $1.36  $1.18  $1.04     --
Number of accumulation units outstanding
at end of period (000 omitted)                4,207    5,203   8,488  13,235  12,095  12,306  6,320  2,509    211     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.35    $1.16   $0.87   $1.50   $1.42   $1.27  $1.07  $1.07  $0.87  $0.95
Accumulation unit value at end of period      $1.29    $1.35   $1.16   $0.87   $1.50   $1.42  $1.27  $1.07  $1.07  $0.87
Number of accumulation units outstanding
at end of period (000 omitted)                  183      196     322     236     280     337    322    342    355    240
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.14    $0.93   $0.74   $1.42   $1.14   $1.08  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period      $1.12    $1.14   $0.93   $0.74   $1.42   $1.14  $1.08  $1.04  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                  277      297     307     324     356     370    352    303     50     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.63    $1.45   $1.03   $1.39   $1.38   $1.26  $1.25  $1.16  $0.93  $0.91
Accumulation unit value at end of period      $1.66    $1.63   $1.45   $1.03   $1.39   $1.38  $1.26  $1.25  $1.16  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                  112      121     119     186     268     275    291    375    264    104
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.25    $1.18   $1.04   $1.09   $1.07   $1.04  $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.32    $1.25   $1.18   $1.04   $1.09   $1.07  $1.04  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,880    2,375  11,682   8,946   9,111   3,611  3,067    321     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $2.40    $1.89   $1.38   $2.31   $2.03   $1.83  $1.58  $1.28  $0.94  $1.06
Accumulation unit value at end of period      $2.11    $2.40   $1.89   $1.38   $2.31   $2.03  $1.83  $1.58  $1.28  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                1,297    1,658   4,341   5,011   3,849   3,086  2,479  2,101  1,221    723
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.44    $1.30   $1.04   $1.89   $1.64   $1.41  $1.21  $1.08  $1.00     --
Accumulation unit value at end of period      $1.18    $1.44   $1.30   $1.04   $1.89   $1.64  $1.41  $1.21  $1.08     --
Number of accumulation units outstanding
at end of period (000 omitted)                  466      480     518     572     558     841    705    311     11     --
----------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.81    $1.52   $1.29   $2.28   $2.92   $2.46  $2.20  $1.69  $1.26  $1.26
Accumulation unit value at end of period      $1.68    $1.81   $1.52   $1.29   $2.28   $2.92  $2.46  $2.20  $1.69  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)                  235      328     359     370     423     464    615    690    675    674
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.73    $1.56   $1.16   $1.68   $1.64   $1.41  $1.41  $1.25  $0.97  $0.99
Accumulation unit value at end of period      $1.74    $1.73   $1.56   $1.16   $1.68   $1.64  $1.41  $1.41  $1.25  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                1,647    1,877   2,165   2,664   3,166   3,383  3,865  4,021  3,071  2,665
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.22    $1.03   $0.89   $1.23   $1.29   $1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period      $1.27    $1.22   $1.03   $0.89   $1.23   $1.29  $1.11  $1.09     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   11       13      13      22      23      21     10     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.59    $1.26   $0.99   $1.50   $1.56   $1.35  $1.26  $1.03  $0.79  $1.00
Accumulation unit value at end of period      $1.51    $1.59   $1.26   $0.99   $1.50   $1.56  $1.35  $1.26  $1.03  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                  271      446     493     466     502     558    645    718    269     96
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.70    $0.55   $0.39   $0.69   $0.63   $0.59  $0.57  $0.52  $0.38  $0.55
Accumulation unit value at end of period      $0.65    $0.70   $0.55   $0.39   $0.69   $0.63  $0.59  $0.57  $0.52  $0.38
Number of accumulation units outstanding
at end of period (000 omitted)                1,480    1,935   2,168   2,355   2,757   3,378  3,793  4,520  3,979  3,832
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.53    $1.40   $1.12   $1.81   $1.78   $1.52  $1.40  $1.26  $1.02  $1.17
Accumulation unit value at end of period      $1.49    $1.53   $1.40   $1.12   $1.81   $1.78  $1.52  $1.40  $1.26  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                1,863    2,360   2,595   2,854   3,403   5,058  3,652  3,861  1,702  1,165
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.56    $1.46   $1.08   $1.84   $1.62   $1.35  $1.25  $1.07  $1.00     --
Accumulation unit value at end of period      $1.38    $1.56   $1.46   $1.08   $1.84   $1.62  $1.35  $1.25  $1.07     --
Number of accumulation units outstanding
at end of period (000 omitted)                  437      543     552     616     630     661    707    710    100     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.86    $1.65   $1.41   $1.35   $1.23   $1.11  $1.16  $1.00     --     --
Accumulation unit value at end of period      $1.82    $1.86   $1.65   $1.41   $1.35   $1.23  $1.11  $1.16     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  883      932   7,523   5,803   5,914   3,641  1,249    195     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.13    $1.07   $0.83   $1.46   $1.45   $1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period      $1.04    $1.13   $1.07   $0.83   $1.46   $1.45  $1.20  $1.12     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  241      215     211     232     168      19     23     15     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $2.99    $2.43   $1.85   $2.98   $2.93   $2.56  $2.30  $1.86  $1.47  $1.56
Accumulation unit value at end of period      $2.76    $2.99   $2.43   $1.85   $2.98   $2.93  $2.56  $2.30  $1.86  $1.47
Number of accumulation units outstanding
at end of period (000 omitted)                  967    1,131   2,893   3,112   3,200   2,732  2,047  1,426  1,312  1,266
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.83    $0.74   $0.62   $1.00   $1.03   $0.93  $0.88  $0.78  $0.61  $0.79
Accumulation unit value at end of period      $0.85    $0.83   $0.74   $0.62   $1.00   $1.03  $0.93  $0.88  $0.78  $0.61
Number of accumulation units outstanding
at end of period (000 omitted)                  629      876   1,023   1,018   1,360   1,467  1,568  1,667  1,619  1,894
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $0.98    $0.93   $0.64   $1.35   $1.35   $1.22  $1.17  $1.07  $1.00     --
Accumulation unit value at end of period      $0.94    $0.98   $0.93   $0.64   $1.35   $1.35  $1.22  $1.17  $1.07     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,182    1,467   1,562   1,691   1,576   1,684  1,876  1,178    149     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.54    $0.48   $0.40   $0.70   $0.64   $0.61  $0.57  $0.54  $0.42  $0.57
Accumulation unit value at end of period      $0.49    $0.54   $0.48   $0.40   $0.70   $0.64  $0.61  $0.57  $0.54  $0.42
Number of accumulation units outstanding
at end of period (000 omitted)                  866    1,198   1,332   1,488   1,955   2,306  2,975  3,549  3,859  3,888
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.02    $0.90   $0.75   $1.33   $1.21   $1.16  $1.08  $1.03  $1.00     --
Accumulation unit value at end of period      $0.92    $1.02   $0.90   $0.75   $1.33   $1.21  $1.16  $1.08  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                   12       12      63      62      62      40     10     38     22     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.35    $1.16   $0.83   $1.58   $1.45   $1.27  $1.18  $1.04  $1.00     --
Accumulation unit value at end of period      $1.23    $1.35   $1.16   $0.83   $1.58   $1.45  $1.27  $1.18  $1.04     --
Number of accumulation units outstanding
at end of period (000 omitted)                  116      103     108     114     108     108     89     87     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.08    $1.00   $0.79   $1.15   $1.08   $1.00     --     --     --     --
Accumulation unit value at end of period      $1.07    $1.08   $1.00   $0.79   $1.15   $1.08     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,426    1,688   1,792   2,117   2,483   3,296     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.07    $0.99   $0.79   $1.15   $1.08   $1.00     --     --     --     --
Accumulation unit value at end of period      $1.05    $1.07   $0.99   $0.79   $1.15   $1.08     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    9       24      23      26      17      17     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.94    $0.91   $0.72   $1.03   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.96    $0.94   $0.91   $0.72   $1.03      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   48       33      14      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.90    $0.81   $0.61   $1.04   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.83    $0.90   $0.81   $0.61   $1.04      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  359      385  15,819   5,951   3,303      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.35    $1.21   $0.94   $1.34   $1.25   $1.14  $1.08  $1.00     --     --
Accumulation unit value at end of period      $1.25    $1.35   $1.21   $0.94   $1.34   $1.25  $1.14  $1.08     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  168      188     206     229     285     322    357    141     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.29    $1.13   $0.89   $1.41   $1.46   $1.28  $1.25  $1.08  $1.00     --
Accumulation unit value at end of period      $1.24    $1.29   $1.13   $0.89   $1.41   $1.46  $1.28  $1.25  $1.08     --
Number of accumulation units outstanding
at end of period (000 omitted)                3,854    4,490   9,591  10,469   9,083   8,762  5,134    894     37     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.37    $1.24   $1.01   $1.52   $1.50   $1.31  $1.22  $1.08  $1.00     --
Accumulation unit value at end of period      $1.32    $1.37   $1.24   $1.01   $1.52   $1.50  $1.31  $1.22  $1.08     --
Number of accumulation units outstanding
at end of period (000 omitted)                   87      119     124     127     161     176    188    181     21     --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.94    $0.84   $0.63   $1.06   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.88    $0.94   $0.84   $0.63   $1.06      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  409      448  17,145  12,315   8,645      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.05    $0.85   $0.60   $1.03   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $1.05    $1.05   $0.85   $0.60   $1.03      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   55       --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.23    $1.11   $0.81   $1.30   $1.19   $1.13  $1.10  $1.02  $1.00     --
Accumulation unit value at end of period      $1.21    $1.23   $1.11   $0.81   $1.30   $1.19  $1.13  $1.10  $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                   21       22      25      63      56      55     46     86     39     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.00    $0.92   $0.73   $1.11   $1.02   $0.92  $0.87  $0.79  $0.66  $0.84
Accumulation unit value at end of period      $0.97    $1.00   $0.92   $0.73   $1.11   $1.02  $0.92  $0.87  $0.79  $0.66
Number of accumulation units outstanding
at end of period (000 omitted)                  577      723     779     844     928   1,163  1,425  1,539  1,612  1,500
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.53    $1.14   $0.71   $1.19   $1.19   $1.07  $1.03  $0.98  $1.00     --
Accumulation unit value at end of period      $1.35    $1.53   $1.14   $0.71   $1.19   $1.19  $1.07  $1.03  $0.98     --
Number of accumulation units outstanding
at end of period (000 omitted)                   55       79      88     104     111     112    109    109     10     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.26    $1.16   $1.00   $1.31   $1.28   $1.16  $1.15  $1.05  $1.00     --
Accumulation unit value at end of period      $1.26    $1.26   $1.16   $1.00   $1.31   $1.28  $1.16  $1.15  $1.05     --
Number of accumulation units outstanding
at end of period (000 omitted)                  866    1,476   1,492   1,568   1,781   1,861  1,916  1,655     80     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.54    $1.38   $1.05   $1.71   $1.35   $1.05  $0.91  $0.71  $0.53  $0.69
Accumulation unit value at end of period      $1.63    $1.54   $1.38   $1.05   $1.71   $1.35  $1.05  $0.91  $0.71  $0.53
Number of accumulation units outstanding
at end of period (000 omitted)                  734      905   1,001   1,156   1,331   1,628  1,935  2,468  2,887  3,195
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                        $2.34    $2.09   $1.60   $2.60   $2.07   $1.60  $1.40  $1.09  $1.00     --
Accumulation unit value at end of period      $2.45    $2.34   $2.09   $1.60   $2.60   $2.07  $1.60  $1.40  $1.09     --
Number of accumulation units outstanding
at end of period (000 omitted)                   40       56      56      49      53      71     68     67     10     --
----------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.78    $0.65   $0.47   $0.85   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.69    $0.78   $0.65   $0.47   $0.85      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  134      174   3,671   4,330   1,772      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.19    $0.91   $0.59   $1.12   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $1.09    $1.19   $0.91   $0.59   $1.12      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    1        5       5       6       8      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.81    $1.41   $1.12   $1.82   $2.23   $1.64  $1.42  $1.06  $1.00     --
Accumulation unit value at end of period      $1.89    $1.81   $1.41   $1.12   $1.82   $2.23  $1.64  $1.42  $1.06     --
Number of accumulation units outstanding
at end of period (000 omitted)                   80       95     126     106     103     109    127    115      8     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.73    $1.36   $1.07   $1.75   $2.15   $1.58  $1.38  $1.00     --     --
Accumulation unit value at end of period      $1.80    $1.73   $1.36   $1.07   $1.75   $2.15  $1.58  $1.38     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   53       66      86     120     119     150     75     15     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.11    $1.04   $0.73   $1.36   $1.21   $1.14  $1.11  $1.05  $1.00     --
Accumulation unit value at end of period      $1.08    $1.11   $1.04   $0.73   $1.36   $1.21  $1.14  $1.11  $1.05     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,933    2,305   2,318   2,536   2,419   2,780  2,447    574     24     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.60    $1.40   $1.02   $1.73   $1.66   $1.43  $1.27  $1.09  $0.77  $1.00
Accumulation unit value at end of period      $1.44    $1.60   $1.40   $1.02   $1.73   $1.66  $1.43  $1.27  $1.09  $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                  627      986     964     930     941     968    903    803    299      6
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.63    $1.44   $1.23   $1.46   $1.36   $1.28  $1.27  $1.19  $1.03  $1.00
Accumulation unit value at end of period      $1.62    $1.63   $1.44   $1.23   $1.46   $1.36  $1.28  $1.27  $1.19  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                2,236    2,721  14,510  11,434   9,968   5,557  3,403  1,659    415     83
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $0.35    $0.31   $0.25   $1.17   $1.19   $1.11  $1.10  $1.03  $1.00     --
Accumulation unit value at end of period      $0.33    $0.35   $0.31   $0.25   $1.17   $1.19  $1.11  $1.10  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                  132      166     168     178     261     268    276    300     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.43    $1.18   $0.88   $1.43   $1.48   $1.31  $1.21  $1.03  $1.00     --
Accumulation unit value at end of period      $1.38    $1.43   $1.18   $0.88   $1.43   $1.48  $1.31  $1.21  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                  286      342     389     373     359     380    407    389     72     --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.14    $1.03   $0.86   $1.03   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $1.15    $1.14   $1.03   $0.86   $1.03      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  254      274   8,749  10,160   8,295      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.17    $1.16   $0.93   $1.14   $1.17   $1.15  $1.03  $0.98  $0.84  $1.00
Accumulation unit value at end of period      $1.14    $1.17   $1.16   $0.93   $1.14   $1.17  $1.15  $1.03  $0.98  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                  164      203     188     228     215     272    259    290    120     30
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.12    $0.99   $0.78   $1.29   $1.39   $1.22  $1.17  $1.07  $1.00     --
Accumulation unit value at end of period      $1.05    $1.12   $0.99   $0.78   $1.29   $1.39  $1.22  $1.17  $1.07     --
Number of accumulation units outstanding
at end of period (000 omitted)                   18       17      19      21      34      35     37     35     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.76    $0.70   $0.57   $1.03   $0.96   $0.76  $0.69  $0.60  $0.48  $0.59
Accumulation unit value at end of period      $0.62    $0.76   $0.70   $0.57   $1.03   $0.96  $0.76  $0.69  $0.60  $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                2,058    2,733   2,965   3,093   3,625   4,123  4,898  5,780  5,252  5,517
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                        $1.13    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.06    $1.13      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  738      864      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.15    $1.00   $0.76   $1.26   $1.27   $1.15  $1.12  $1.05  $1.00     --
Accumulation unit value at end of period      $1.11    $1.15   $1.00   $0.76   $1.26   $1.27  $1.15  $1.12  $1.05     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --       --      --       2       3       3      5     13     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.20    $0.96   $0.74   $1.24   $1.45   $1.25  $1.19  $1.00     --     --
Accumulation unit value at end of period      $1.12    $1.20   $0.96   $0.74   $1.24   $1.45  $1.25  $1.19     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   17       17      17      18      20   1,199      4      4     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.12    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.07    $1.12      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,958    2,845      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.12    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.07    $1.12      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               29,473   35,540      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.04    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.06    $1.04      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                4,906    2,696      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.04    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.06    $1.04      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               20,689   20,921      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.85    $0.78   $0.60   $0.99   $1.00      --     --     --     --     --
Accumulation unit value at end of period      $0.81    $0.85   $0.78   $0.60   $0.99      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  565      622  21,293  10,481   6,624      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.31    $1.09   $0.81   $1.30   $1.24   $1.09  $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.21    $1.31   $1.09   $0.81   $1.30   $1.24  $1.09  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --       --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.09    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.08    $1.09      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               33,733   30,458      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.09    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.08    $1.09      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)              127,883  131,141      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.11    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.08    $1.11      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               26,527   25,767      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.11    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.08    $1.11      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               66,149   77,624      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.07    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.07    $1.07      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                7,018    6,557      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.07    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.07    $1.07      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               25,656   24,507      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.64    $1.33   $0.99   $1.47   $1.57   $1.32  $1.27  $1.07  $0.79  $1.00
Accumulation unit value at end of period      $1.54    $1.64   $1.33   $0.99   $1.47   $1.57  $1.32  $1.27  $1.07  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                1,423    1,652   1,946   2,163   2,437   2,461  2,507    735    158     35
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                        $2.18    $1.77   $1.20   $2.24   $1.95   $1.44  $1.20  $1.00     --     --
Accumulation unit value at end of period      $1.83    $2.18   $1.77   $1.20   $2.24   $1.95  $1.44  $1.20     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  936      968   4,062   4,898   2,928   2,562  1,712    264     --     --
----------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005   2004   2003   2002
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.42    $1.17   $0.83   $1.40   $1.35   $1.27  $1.16  $1.00     --     --
Accumulation unit value at end of period      $1.35    $1.42   $1.17   $0.83   $1.40   $1.35  $1.27  $1.16     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  828      999   4,279   3,607   2,886   1,545  1,215    162     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.08    $0.97   $0.85   $1.22   $1.15   $1.04  $1.01  $0.93  $0.78  $0.90
Accumulation unit value at end of period      $1.14    $1.08   $0.97   $0.85   $1.22   $1.15  $1.04  $1.01  $0.93  $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                2,062    2,713   3,114   3,583   4,442   5,604  6,810  8,153  8,591  8,776
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.48    $1.29   $1.13   $1.97   $1.74   $1.44  $1.26  $1.08  $1.00     --
Accumulation unit value at end of period      $1.27    $1.48   $1.29   $1.13   $1.97   $1.74  $1.44  $1.26  $1.08     --
Number of accumulation units outstanding
at end of period (000 omitted)                  637      927     737     677     731     803    897    980    260     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.13    $1.01   $0.88   $1.40   $1.38   $1.18  $1.14  $1.04  $0.84  $1.05
Accumulation unit value at end of period      $1.09    $1.13   $1.01   $0.88   $1.40   $1.38  $1.18  $1.14  $1.04  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                1,150    1,287   1,220   1,343   1,658   1,973  2,360  2,764  2,730  2,251
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                        $1.50    $1.27   $0.90   $1.26   $1.14   $1.10  $1.07  $1.02  $1.00     --
Accumulation unit value at end of period      $1.40    $1.50   $1.27   $0.90   $1.26   $1.14  $1.10  $1.07  $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,282    2,750     649     721     849     880    936    931    162     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                        $1.00       --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.05       --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  580       --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.61    $0.49   $0.33   $0.56   $0.50   $0.42  $0.40  $0.35  $0.25  $0.41
Accumulation unit value at end of period      $0.58    $0.61   $0.49   $0.33   $0.56   $0.50  $0.42  $0.40  $0.35  $0.25
Number of accumulation units outstanding
at end of period (000 omitted)                1,510    2,036   1,496   1,594   2,155   2,639  3,452  3,962  3,982  3,821
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                        $1.22    $1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period      $1.11    $1.22      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  451      614      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.66    $1.57   $1.42   $1.41   $1.35   $1.32  $1.31  $1.27  $1.19  $1.12
Accumulation unit value at end of period      $1.77    $1.66   $1.57   $1.42   $1.41   $1.35  $1.32  $1.31  $1.27  $1.19
Number of accumulation units outstanding
at end of period (000 omitted)                1,044      895     711   1,055     916   1,048  1,095  1,315  1,278  1,671
----------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.09   $1.01   $0.82   $1.00      --     --     --     --     --     --
Accumulation unit value at end of period       $1.05   $1.09   $1.01   $0.82      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       46      62      16      16      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.47   $0.40   $0.27   $0.52   $0.44  $0.41  $0.40  $0.39  $0.27  $0.48
Accumulation unit value at end of period       $0.35   $0.47   $0.40   $0.27   $0.52  $0.44  $0.41  $0.40  $0.39  $0.27
Number of accumulation units outstanding at
end of period (000 omitted)                      191     289     296     388     585    779  1,021  1,148  1,304  1,976
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.28   $1.16   $0.97   $1.67   $1.62  $1.40  $1.36  $1.24  $0.95  $1.00
Accumulation unit value at end of period       $1.34   $1.28   $1.16   $0.97   $1.67  $1.62  $1.40  $1.36  $1.24  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      145     188     190     221     215    226    208    211     31      1
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.43   $1.34   $1.15   $1.25   $1.21  $1.19  $1.18  $1.16  $1.14  $1.07
Accumulation unit value at end of period       $1.50   $1.43   $1.34   $1.15   $1.25  $1.21  $1.19  $1.18  $1.16  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                      196     189     222     708     752    838    910    918    919  1,233
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.19   $1.16   $0.88   $1.90   $1.83  $1.37  $1.20  $1.00     --     --
Accumulation unit value at end of period       $0.94   $1.19   $1.16   $0.88   $1.90  $1.83  $1.37  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,600   2,633   4,547   5,878   3,900  3,101  2,588  1,205     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.62   $0.57   $0.42   $0.71   $0.64  $0.65  $0.57  $0.54  $0.44  $0.65
Accumulation unit value at end of period       $0.59   $0.62   $0.57   $0.42   $0.71  $0.64  $0.65  $0.57  $0.54  $0.44
Number of accumulation units outstanding at
end of period (000 omitted)                      177     301     308     322     474    591    764    846    957  1,162
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.24   $1.20   $1.10   $1.14   $1.05  $1.05  $1.05  $1.00     --     --
Accumulation unit value at end of period       $1.36   $1.24   $1.20   $1.10   $1.14  $1.05  $1.05  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,241   4,250   4,292   4,201   6,933  7,515  6,635  3,141     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.42   $1.27   $0.97   $1.78   $1.53  $1.25  $1.12  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.42   $1.27   $0.97   $1.78  $1.53  $1.25  $1.12     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.85   $0.67   $0.90   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.98   $1.00   $0.85   $0.67   $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1       1      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.05   $0.92   $0.70   $1.21   $1.02  $1.07  $1.06  $1.00     --     --
Accumulation unit value at end of period       $1.05   $1.05   $0.92   $0.70   $1.21  $1.02  $1.07  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,394   1,715   1,869   1,980   2,078  3,672  1,901    901     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.16   $1.04   $0.88   $1.23   $1.32  $1.13  $1.09  $1.00     --     --
Accumulation unit value at end of period       $1.15   $1.16   $1.04   $0.88   $1.23  $1.32  $1.13  $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       60      73      80      51      42     30     27     22     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.98   $0.89   $0.72   $1.05   $1.05  $0.93  $0.91  $0.84  $0.71  $0.83
Accumulation unit value at end of period       $0.99   $0.98   $0.89   $0.72   $1.05  $1.05  $0.93  $0.91  $0.84  $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                       63      83     635     709     764    787  1,045  1,151    439    426
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.08   $1.10   $1.11   $1.10   $1.07  $1.04  $1.03  $1.03  $1.04  $1.05
Accumulation unit value at end of period       $1.06   $1.08   $1.10   $1.11   $1.10  $1.07  $1.04  $1.03  $1.03  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                    2,784   2,902   4,792   4,620   2,288  1,592  2,283  1,884  2,410  4,222
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.43   $1.34   $1.19   $1.29   $1.25  $1.21  $1.21  $1.17  $1.14  $1.09
Accumulation unit value at end of period       $1.51   $1.43   $1.34   $1.19   $1.29  $1.25  $1.21  $1.21  $1.17  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                    1,907   2,260  11,383  11,223  11,858  7,847  4,589  4,594    337    264
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.67   $1.45   $1.15   $1.97   $1.85  $1.57  $1.40  $1.20  $0.87  $1.09
Accumulation unit value at end of period       $1.56   $1.67   $1.45   $1.15   $1.97  $1.85  $1.57  $1.40  $1.20  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                    2,190   2,635   8,261   7,758   5,845  5,092  2,962  1,191    666    368
---------------------------------------------------------------------------------------------------------------------------


 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.66   $0.57   $0.47   $0.82   $0.81  $0.71  $0.68  $0.65  $0.51  $0.67
Accumulation unit value at end of period       $0.69   $0.66   $0.57   $0.47   $0.82  $0.81  $0.71  $0.68  $0.65  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                    5,573   6,904   7,534   8,098   8,999  9,362  9,338  7,431    384    138
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.55   $2.16   $1.26   $2.77   $2.03  $1.54  $1.17  $1.00     --     --
Accumulation unit value at end of period       $1.99   $2.55   $2.16   $1.26   $2.77  $2.03  $1.54  $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      832   1,117   2,136   2,595   1,758  1,815  1,627    822     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.16   $1.13   $1.08   $1.09   $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.26   $1.16   $1.13   $1.08   $1.09  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      301     395   8,017   4,634   4,805  3,021     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.24   $1.12   $0.79   $1.07   $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.30   $1.24   $1.12   $0.79   $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      644     802     908   1,116   1,458  2,205     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.58   $1.40   $0.93   $1.26   $1.25  $1.15  $1.12  $1.02  $0.83  $0.90
Accumulation unit value at end of period       $1.64   $1.58   $1.40   $0.93   $1.26  $1.25  $1.15  $1.12  $1.02  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      491     558   1,023   1,243   1,496  1,611  1,087    834    579    835
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.50   $1.35   $0.96   $1.20   $1.19  $1.12  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.57   $1.50   $1.35   $0.96   $1.20  $1.19  $1.12  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      121     150   4,434   2,833   2,352    987     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.44   $1.28   $1.02   $1.74   $1.57  $1.28  $1.14  $1.00     --     --
Accumulation unit value at end of period       $1.24   $1.44   $1.28   $1.02   $1.74  $1.57  $1.28  $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --    246     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.47   $0.41   $0.30   $0.55   $0.55  $0.50  $0.47  $0.44  $0.36  $0.50
Accumulation unit value at end of period       $0.45   $0.47   $0.41   $0.30   $0.55  $0.55  $0.50  $0.47  $0.44  $0.36
Number of accumulation units outstanding at
end of period (000 omitted)                      161     186     825   2,901   2,181     97    109     80    141     35
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.84   $0.67   $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.96   $1.00   $0.84   $0.67   $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      134     183   7,483   5,167   3,011     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.88   $0.78   $0.58   $1.14   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.72   $0.88   $0.78   $0.58   $1.14     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       64      66      37      37       9     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.72   $1.38   $0.86   $1.58   $1.41  $1.43  $1.32  $1.23  $1.02  $1.00
Accumulation unit value at end of period       $1.44   $1.72   $1.38   $0.86   $1.58  $1.41  $1.43  $1.32  $1.23  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                      130     149     180     240     239    280    321    231     14     11
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.90   $0.75   $0.54   $1.00   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.81   $0.90   $0.75   $0.54   $1.00     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3       3       3      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.21   $1.07   $0.86   $1.39   $1.34  $1.18  $1.15  $1.06  $1.00     --
Accumulation unit value at end of period       $1.21   $1.21   $1.07   $0.86   $1.39  $1.34  $1.18  $1.15  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                      519     596     634     114      63     12     10     10     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.15   $0.97   $0.78   $1.30   $1.33  $1.13  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.11   $1.15   $0.97   $0.78   $1.30  $1.33  $1.13  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7       7      14      18      15     18     18     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.28   $1.02   $0.74   $1.23   $1.30  $1.18  $1.15  $0.98  $0.67  $0.83
Accumulation unit value at end of period       $1.15   $1.28   $1.02   $0.74   $1.23  $1.30  $1.18  $1.15  $0.98  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                       93     147     368     451     601    679    723    878    759    350
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.22   $1.21   $1.16   $1.21   $1.17  $1.14  $1.14  $1.15  $1.15  $1.10
Accumulation unit value at end of period       $1.22   $1.22   $1.21   $1.16   $1.21  $1.17  $1.14  $1.14  $1.15  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                    1,093   1,343   3,154   2,604   3,169  3,280  3,298  3,266  2,667  2,375
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.49   $1.19   $0.97   $1.37   $1.43  $1.21  $1.17  $1.00     --     --
Accumulation unit value at end of period       $1.38   $1.49   $1.19   $0.97   $1.37  $1.43  $1.21  $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       64      86   3,809   2,560   1,805     12     12      7     --     --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.97   $0.85   $0.72   $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.84   $0.97   $0.85   $0.72   $1.10     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       38      45      43      14      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.26   $1.01   $0.75   $1.29   $1.29  $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period       $1.24   $1.26   $1.01   $0.75   $1.29  $1.29  $1.21  $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       24      24      26      29      24     22     54     13     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.39   $1.09   $0.70   $1.21   $1.08  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.26   $1.39   $1.09   $0.70   $1.21  $1.08  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      491     570     731     926     961  1,370    925    384     --     --
---------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.70   $0.62   $0.47   $0.73   $0.69  $0.64  $0.62  $0.60  $0.48  $0.69
Accumulation unit value at end of period       $0.70   $0.70   $0.62   $0.47   $0.73  $0.69  $0.64  $0.62  $0.60  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                       53      72      76     116     243    363    505    504    486    476
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $1.06   $0.88   $1.27   $1.21  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.29   $1.20   $1.06   $0.88   $1.27  $1.21  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       21      21      21      21      21     21     21     21     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.82   $0.76   $0.62   $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.69   $0.82   $0.76   $0.62   $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1       1      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.26   $1.23   $0.95   $1.55   $1.51  $1.26  $1.14  $1.00     --     --
Accumulation unit value at end of period       $1.01   $1.26   $1.23   $0.95   $1.55  $1.51  $1.26  $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       32      33      33      30      35     19     15     16     --     --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.08   $1.00   $0.71   $0.98   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.08   $1.00   $0.71   $0.98     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      252     282   3,476   2,569   1,806     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.33   $1.15   $0.84   $1.30   $1.21  $1.10  $1.06  $1.02  $0.91  $1.00
Accumulation unit value at end of period       $1.26   $1.33   $1.15   $0.84   $1.30  $1.21  $1.10  $1.06  $1.02  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        9       9       8       7      75     74     73     73     64     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.76   $1.52   $1.14   $2.02   $1.75  $1.60  $1.39  $1.22  $0.97  $1.00
Accumulation unit value at end of period       $1.68   $1.76   $1.52   $1.14   $2.02  $1.75  $1.60  $1.39  $1.22  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                    3,637   4,414   6,146   8,396   8,594  8,681  5,575  2,931     54      1
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.34   $1.15   $0.86   $1.49   $1.42  $1.27  $1.06  $1.07  $0.87  $0.95
Accumulation unit value at end of period       $1.28   $1.34   $1.15   $0.86   $1.49  $1.42  $1.27  $1.06  $1.07  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                       24      71      85     136     160    183    152    183    196     85
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.98   $0.86   $0.69   $1.20   $1.09  $0.98  $0.92  $0.89  $0.73  $0.89
Accumulation unit value at end of period       $0.98   $0.98   $0.86   $0.69   $1.20  $1.09  $0.98  $0.92  $0.89  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      123     199     711     728     920  1,003  1,225  1,269    914    828
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.11   $0.98   $0.79   $1.37   $1.25  $1.12  $1.06  $1.02  $0.85  $1.00
Accumulation unit value at end of period       $1.11   $1.11   $0.98   $0.79   $1.37  $1.25  $1.12  $1.06  $1.02  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                       30      31      66     104     158    164    204    199     39     --
---------------------------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.05   $0.86   $0.68   $1.31   $1.05  $1.00  $0.96  $0.95  $0.73  $1.00
Accumulation unit value at end of period       $1.03   $1.05   $0.86   $0.68   $1.31  $1.05  $1.00  $0.96  $0.95  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                      107     115     152     243     376    414    430    405     56     41
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.62   $1.45   $1.02   $1.39   $1.37  $1.26  $1.25  $1.16  $0.93  $0.91
Accumulation unit value at end of period       $1.66   $1.62   $1.45   $1.02   $1.39  $1.37  $1.26  $1.25  $1.16  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       68      94     131     211     343    419    493    560    508    136
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.25   $1.18   $1.04   $1.09   $1.06  $1.04  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.32   $1.25   $1.18   $1.04   $1.09  $1.06  $1.04  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,678   2,077   6,650   6,072   6,714  3,940  2,496  1,433     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.48   $1.95   $1.42   $2.38   $2.09  $1.88  $1.62  $1.32  $0.96  $1.09
Accumulation unit value at end of period       $2.18   $2.48   $1.95   $1.42   $2.38  $2.09  $1.88  $1.62  $1.32  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                      257     288     378     418     551    655  1,057  1,142  1,305  1,744
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $2.39   $1.89   $1.37   $2.30   $2.03  $1.83  $1.57  $1.28  $0.94  $1.06
Accumulation unit value at end of period       $2.10   $2.39   $1.89   $1.37   $2.30  $2.03  $1.83  $1.57  $1.28  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                      783     924   2,211   3,076   2,685  2,508  2,180  1,888  1,114    559
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.98   $0.88   $0.71   $1.28   $1.11  $0.96  $0.81  $0.73  $0.52  $0.66
Accumulation unit value at end of period       $0.80   $0.98   $0.88   $0.71   $1.28  $1.11  $0.96  $0.81  $0.73  $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                       58      76     126     143     204    215    173    188    186    165
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.44   $1.29   $1.04   $1.89   $1.64  $1.41  $1.20  $1.08  $1.00     --
Accumulation unit value at end of period       $1.17   $1.44   $1.29   $1.04   $1.89  $1.64  $1.41  $1.20  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                      934     976   1,399   1,472   1,405  1,396  1,584  1,158     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.80   $1.51   $1.29   $2.27   $2.91  $2.45  $2.19  $1.69  $1.26  $1.26
Accumulation unit value at end of period       $1.67   $1.80   $1.51   $1.29   $2.27  $2.91  $2.45  $2.19  $1.69  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                      168     188     320     437     618    601    752    890    771    926
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.72   $1.55   $1.16   $1.67   $1.64  $1.40  $1.40  $1.25  $0.96  $0.98
Accumulation unit value at end of period       $1.73   $1.72   $1.55   $1.16   $1.67  $1.64  $1.40  $1.40  $1.25  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                    1,752   2,124   2,648   3,114   4,129  4,204  4,019  3,719  2,346  1,370
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.22   $1.02   $0.88   $1.23   $1.28  $1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period       $1.27   $1.22   $1.02   $0.88   $1.23  $1.28  $1.11  $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       75      76      79      95     128     76     63     40     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.75   $1.39   $1.09   $1.65   $1.72  $1.49  $1.39  $1.14  $0.88  $1.00
Accumulation unit value at end of period       $1.66   $1.75   $1.39   $1.09   $1.65  $1.72  $1.49  $1.39  $1.14  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                      167     186     257     371     527    594    613    496    190     61
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.64   $0.51   $0.36   $0.64   $0.58  $0.54  $0.53  $0.48  $0.35  $0.51
Accumulation unit value at end of period       $0.60   $0.64   $0.51   $0.36   $0.64  $0.58  $0.54  $0.53  $0.48  $0.35
Number of accumulation units outstanding at
end of period (000 omitted)                      679     834     873   1,229   1,684  2,300  3,049  3,250  2,995  2,561
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.52   $1.39   $1.12   $1.81   $1.77  $1.52  $1.39  $1.26  $1.02  $1.17
Accumulation unit value at end of period       $1.48   $1.52   $1.39   $1.12   $1.81  $1.77  $1.52  $1.39  $1.26  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                    2,261   2,741   3,891   5,550   8,671  9,715  9,517  9,666  1,946  1,063
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.59   $1.49   $1.10   $1.88   $1.65  $1.38  $1.27  $1.09  $0.84  $1.00
Accumulation unit value at end of period       $1.40   $1.59   $1.49   $1.10   $1.88  $1.65  $1.38  $1.27  $1.09  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      227     259     361     471     644    681    641    671    256     76
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.86   $1.65   $1.41   $1.35   $1.23  $1.11  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.81   $1.86   $1.65   $1.41   $1.35  $1.23  $1.11  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,138   1,457   4,987   4,772   5,826  4,149  2,582  1,266     --     --
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.13   $1.07   $0.83   $1.46   $1.44  $1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period       $1.04   $1.13   $1.07   $0.83   $1.46  $1.44  $1.20  $1.12     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      137     188     250     244     368    274    253    238     --     --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.98   $2.42   $1.84   $2.97   $2.92  $2.55  $2.30  $1.85  $1.47  $1.56
Accumulation unit value at end of period       $2.75   $2.98   $2.42   $1.84   $2.97  $2.92  $2.55  $2.30  $1.85  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                      882   1,103   2,008   2,405   2,604  2,667  2,107  1,519    906    799
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.81   $0.74   $0.51   $0.88   $0.81  $0.76  $0.75  $0.70  $0.57  $0.77
Accumulation unit value at end of period       $0.77   $0.81   $0.74   $0.51   $0.88  $0.81  $0.76  $0.75  $0.70  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                       44      48      87      63      64     60     86    112    106     86
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.85   $0.78   $0.62   $1.16   $1.09  $0.91  $0.81  $0.72  $0.54  $0.67
Accumulation unit value at end of period       $0.71   $0.85   $0.78   $0.62   $1.16  $1.09  $0.91  $0.81  $0.72  $0.54
Number of accumulation units outstanding at
end of period (000 omitted)                        5       8      12      22      93     91     60     73     49     50
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.82   $0.74   $0.62   $1.00   $1.03  $0.93  $0.88  $0.78  $0.61  $0.79
Accumulation unit value at end of period       $0.84   $0.82   $0.74   $0.62   $1.00  $1.03  $0.93  $0.88  $0.78  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                      632     756     882   1,011   1,408  1,710  1,799  1,866  1,380  1,247
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.14   $1.08   $0.75   $1.57   $1.58  $1.42  $1.36  $1.25  $0.95  $1.00
Accumulation unit value at end of period       $1.09   $1.14   $1.08   $0.75   $1.57  $1.58  $1.42  $1.36  $1.25  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                    1,067   1,225   1,348   1,604   1,440  1,555  1,710  1,343     77     40
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.54   $0.47   $0.40   $0.70   $0.64  $0.61  $0.57  $0.54  $0.42  $0.57
Accumulation unit value at end of period       $0.49   $0.54   $0.47   $0.40   $0.70  $0.64  $0.61  $0.57  $0.54  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                    1,378   1,667   1,786   2,087   2,684  2,922  3,828  4,221  4,189  3,934
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.99   $0.87   $0.73   $1.29   $1.18  $1.13  $1.05  $1.00  $0.79  $1.00
Accumulation unit value at end of period       $0.89   $0.99   $0.87   $0.73   $1.29  $1.18  $1.13  $1.05  $1.00  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       47      47     738     739     755    334     38     49     28      1
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.20   $1.02   $0.73   $1.40   $1.28  $1.11  $1.03  $0.91  $0.68  $0.88
Accumulation unit value at end of period       $1.09   $1.20   $1.02   $0.73   $1.40  $1.28  $1.11  $1.03  $0.91  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       27      27      36      35      57     57    101    137    185    221
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.62   $1.39   $0.99   $1.91   $1.75  $1.53  $1.42  $1.25  $0.94  $1.00
Accumulation unit value at end of period       $1.48   $1.62   $1.39   $0.99   $1.91  $1.75  $1.53  $1.42  $1.25  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        4       4       4      13      21     12     16     18      5     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.08   $1.00   $0.79   $1.15   $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.08   $1.00   $0.79   $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,276   1,417   1,589   1,937   2,548  3,049     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.07   $0.99   $0.79   $1.15   $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.05   $1.07   $0.99   $0.79   $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      11     11     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.94   $0.91   $0.72   $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.96   $0.94   $0.91   $0.72   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --       6       6      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.90   $0.81   $0.61   $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.82   $0.90   $0.81   $0.61   $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      105     130   6,050   2,362   1,232     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.35   $1.20   $0.94   $1.34   $1.25  $1.14  $1.08  $1.00     --     --
Accumulation unit value at end of period       $1.24   $1.35   $1.20   $0.94   $1.34  $1.25  $1.14  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      226     257     284     327     398    453    506    367     --     --
---------------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.50   $1.32   $1.04   $1.65   $1.71  $1.50  $1.46  $1.26  $0.98  $1.00
Accumulation unit value at end of period       $1.45   $1.50   $1.32   $1.04   $1.65  $1.71  $1.50  $1.46  $1.26  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                    4,655   5,505   7,578   8,832   8,528  8,457  6,565  3,087     53      9
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.53   $1.38   $1.13   $1.70   $1.68  $1.47  $1.36  $1.21  $0.96  $1.00
Accumulation unit value at end of period       $1.47   $1.53   $1.38   $1.13   $1.70  $1.68  $1.47  $1.36  $1.21  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       46      53      49      64     289    209    211    231     50      2
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.67   $0.54   $0.38   $0.69   $0.57  $0.51  $0.46  $0.39  $0.30  $0.42
Accumulation unit value at end of period       $0.65   $0.67   $0.54   $0.38   $0.69  $0.57  $0.51  $0.46  $0.39  $0.30
Number of accumulation units outstanding at
end of period (000 omitted)                       64     142     143     151     187    202    304    370    411    456
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.51   $0.42   $0.27   $0.49   $0.41  $0.38  $0.35  $0.35  $0.24  $0.42
Accumulation unit value at end of period       $0.46   $0.51   $0.42   $0.27   $0.49  $0.41  $0.38  $0.35  $0.35  $0.24
Number of accumulation units outstanding at
end of period (000 omitted)                       18      46      49      57      77     91    125    163    254    254
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.66   $0.58   $0.44   $0.74   $0.65  $0.59  $0.58  $0.56  $0.44  $0.60
Accumulation unit value at end of period       $0.61   $0.66   $0.58   $0.44   $0.74  $0.65  $0.59  $0.58  $0.56  $0.44
Number of accumulation units outstanding at
end of period (000 omitted)                      614     735   9,654   8,263   5,758    822  1,146  1,326  1,650  2,346
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.65   $1.34   $0.76   $1.61   $1.28  $0.88  $0.68  $0.58  $0.44  $0.60
Accumulation unit value at end of period       $1.10   $1.65   $1.34   $0.76   $1.61  $1.28  $0.88  $0.68  $0.58  $0.44
Number of accumulation units outstanding at
end of period (000 omitted)                      144     182     193     293     440    388    392    446    799    541
---------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                         $1.48   $1.32   $1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.43   $1.48   $1.32      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       95      98     168      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.00   $0.95   $0.80   $1.28   $1.17  $0.97  $0.89  $0.79  $0.62  $0.71
Accumulation unit value at end of period       $0.91   $1.00   $0.95   $0.80   $1.28  $1.17  $0.97  $0.89  $0.79  $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                       30      30      75      73      72     74     31     34     --     --
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.03   $0.93   $0.74   $1.16   $1.19  $1.03  $1.01  $0.92  $0.75  $0.91
Accumulation unit value at end of period       $1.04   $1.03   $0.93   $0.74   $1.16  $1.19  $1.03  $1.01  $0.92  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                       49      52      51      56      55     57     57     55     38     38
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.04   $0.85   $0.60   $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.04   $0.85   $0.60   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       14      20      20       2       2     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.70   $1.36   $1.00   $1.67   $1.64  $1.44  $1.41  $1.14  $0.89  $1.06
Accumulation unit value at end of period       $1.74   $1.70   $1.36   $1.00   $1.67  $1.64  $1.44  $1.41  $1.14  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       26      35     306     344     389    406    431    497    556     47
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.22   $1.11   $0.81   $1.30   $1.19  $1.13  $1.10  $1.02  $1.00     --
Accumulation unit value at end of period       $1.21   $1.22   $1.11   $0.81   $1.30  $1.19  $1.13  $1.10  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                       10      30      32      39      41     46     48     34     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.00   $0.91   $0.73   $1.11   $1.02  $0.92  $0.87  $0.79  $0.66  $0.84
Accumulation unit value at end of period       $0.96   $1.00   $0.91   $0.73   $1.11  $1.02  $0.92  $0.87  $0.79  $0.66
Number of accumulation units outstanding at
end of period (000 omitted)                      426     538     694     821     940  1,195  1,812  1,911  1,935  1,503
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.19   $1.09   $0.87   $1.33   $1.22  $1.10  $1.04  $0.95  $0.80  $1.00
Accumulation unit value at end of period       $1.14   $1.19   $1.09   $0.87   $1.33  $1.22  $1.10  $1.04  $0.95  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      40      59     59     48     50     39     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.25   $0.93   $0.58   $0.97   $0.96  $0.86  $0.83  $0.79  $0.60  $0.89
Accumulation unit value at end of period       $1.11   $1.25   $0.93   $0.58   $0.97  $0.96  $0.86  $0.83  $0.79  $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                       34      58      71      74      97    125    155    314    440    403
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.50   $1.12   $0.70   $1.17   $1.16  $1.04  $1.01  $0.96  $0.73  $1.00
Accumulation unit value at end of period       $1.32   $1.50   $1.12   $0.70   $1.17  $1.16  $1.04  $1.01  $0.96  $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                       33      39      39      27      28     36     37     44     14      9
---------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.87   $0.76   $0.59   $0.94   $0.84  $0.77  $0.73  $0.64  $0.52  $0.70
Accumulation unit value at end of period       $0.85   $0.87   $0.76   $0.59   $0.94  $0.84  $0.77  $0.73  $0.64  $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                       57      95      99     105     143    160    253    401    360    915
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.26   $1.17   $1.01   $1.32   $1.29  $1.17  $1.16  $1.06  $0.93  $1.00
Accumulation unit value at end of period       $1.26   $1.26   $1.17   $1.01   $1.32  $1.29  $1.17  $1.16  $1.06  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      628     735     806   1,106   1,837  1,838  1,817  1,812    261     26
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.40   $1.25   $0.95   $1.55   $1.23  $0.95  $0.83  $0.64  $0.48  $0.63
Accumulation unit value at end of period       $1.47   $1.40   $1.25   $0.95   $1.55  $1.23  $0.95  $0.83  $0.64  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      462     601     896   1,163   1,429  1,801  2,285  2,496  2,767  2,321
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $2.42   $2.17   $1.66   $2.70   $2.15  $1.67  $1.45  $1.14  $0.85  $1.00
Accumulation unit value at end of period       $2.54   $2.42   $2.17   $1.66   $2.70  $2.15  $1.67  $1.45  $1.14  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                       51      66      73      65      67     54     78     55     11     10
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.65   $0.46   $0.85   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.69   $0.78   $0.65   $0.46   $0.85     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       13      17   1,256   1,784     683     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.19   $0.91   $0.59   $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.19   $0.91   $0.59   $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       10      16      16      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $2.22   $1.73   $1.37   $2.24   $2.74  $2.01  $1.75  $1.30  $0.96  $1.00
Accumulation unit value at end of period       $2.31   $2.22   $1.73   $1.37   $2.24  $2.74  $2.01  $1.75  $1.30  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       41      49      57      66      43     49     36     32     16     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.72   $1.35   $1.07   $1.75   $2.15  $1.58  $1.38  $1.00     --     --
Accumulation unit value at end of period       $1.80   $1.72   $1.35   $1.07   $1.75  $2.15  $1.58  $1.38     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      153     167     239     291     308    212    256    204     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.31   $1.22   $0.86   $1.61   $1.43  $1.35  $1.31  $1.24  $0.97  $1.00
Accumulation unit value at end of period       $1.27   $1.31   $1.22   $0.86   $1.61  $1.43  $1.35  $1.31  $1.24  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                    1,433   1,783   1,816   2,122   2,102  2,445  2,161  1,178     41      4
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.59   $1.39   $1.01   $1.73   $1.65  $1.43  $1.27  $1.09  $0.77  $1.00
Accumulation unit value at end of period       $1.43   $1.59   $1.39   $1.01   $1.73  $1.65  $1.43  $1.27  $1.09  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                      411     599     736     947   1,359  1,356  1,219  1,120    508     78
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.62   $1.44   $1.23   $1.46   $1.35  $1.28  $1.27  $1.19  $1.03  $1.00
Accumulation unit value at end of period       $1.61   $1.62   $1.44   $1.23   $1.46  $1.35  $1.28  $1.27  $1.19  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                    1,900   2,281   7,979   7,051   7,734  5,050  3,662  2,643    514     73
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.35   $0.31   $0.25   $1.17   $1.19  $1.11  $1.10  $1.03  $1.00     --
Accumulation unit value at end of period       $0.33   $0.35   $0.31   $0.25   $1.17  $1.19  $1.11  $1.10  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       16      16      47      32      30     60     39     69      1     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.88   $1.55   $1.15   $1.88   $1.94  $1.72  $1.59  $1.35  $0.95  $1.00
Accumulation unit value at end of period       $1.81   $1.88   $1.55   $1.15   $1.88  $1.94  $1.72  $1.59  $1.35  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       50     104     113     127     165    175    207    177     47      5
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.14   $1.02   $0.86   $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.15   $1.14   $1.02   $0.86   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      135     191   3,480   4,862   3,846     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.17   $1.15   $0.93   $1.14   $1.16  $1.15  $1.03  $0.98  $0.84  $1.00
Accumulation unit value at end of period       $1.13   $1.17   $1.15   $0.93   $1.14  $1.16  $1.15  $1.03  $0.98  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      162     167     186     236     215    257    241    279    147     12
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.07   $0.95   $0.74   $1.23   $1.32  $1.16  $1.12  $1.02  $0.81  $1.00
Accumulation unit value at end of period       $1.00   $1.07   $0.95   $0.74   $1.23  $1.32  $1.16  $1.12  $1.02  $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                       41      53      58      71      95     91     83     76     26     22
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.40   $1.29   $0.90   $1.19   $1.15  $1.12  $1.11  $1.08  $1.05  $1.00
Accumulation unit value at end of period       $1.45   $1.40   $1.29   $0.90   $1.19  $1.15  $1.12  $1.11  $1.08  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                       16      16      15      27      26     25     24     19     12     12
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.75   $0.69   $0.57   $1.02   $0.96  $0.76  $0.69  $0.60  $0.48  $0.59
Accumulation unit value at end of period       $0.62   $0.75   $0.69   $0.57   $1.02  $0.96  $0.76  $0.69  $0.60  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      791     966   1,115   1,501   2,217  2,623  3,009  3,491  3,064  3,437
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.13   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.13      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      572     622      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.14   $1.00   $0.76   $1.25   $1.27  $1.15  $1.12  $1.05  $1.00     --
Accumulation unit value at end of period       $1.10   $1.14   $1.00   $0.76   $1.25  $1.27  $1.15  $1.12  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6       6       6       6      6     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.19   $0.96   $0.74   $1.24   $1.44  $1.25  $1.18  $1.00     --     --
Accumulation unit value at end of period       $1.12   $1.19   $0.96   $0.74   $1.24  $1.44  $1.25  $1.18     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       56      56      60      64      74    579     56     56     --     --
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $3.05   $2.39   $1.53   $2.74   $2.68  $2.24  $2.04  $1.82  $1.24  $1.44
Accumulation unit value at end of period       $2.64   $3.05   $2.39   $1.53   $2.74  $2.68  $2.24  $2.04  $1.82  $1.24
Number of accumulation units outstanding at
end of period (000 omitted)                       64      90     167     283     290    295    390    429    432    599
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.66   $2.24   $1.68   $2.35   $2.43  $2.14  $2.00  $1.62  $1.17  $1.38
Accumulation unit value at end of period       $2.54   $2.66   $2.24   $1.68   $2.35  $2.43  $2.14  $2.00  $1.62  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                       75      99     130     120     134    150    217    233    228    227
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.27   $2.02   $1.41   $2.54   $2.71  $2.37  $2.10  $1.78  $1.27  $1.44
Accumulation unit value at end of period       $1.76   $2.27   $2.02   $1.41   $2.54  $2.71  $2.37  $2.10  $1.78  $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                       48      58     114     127     187    205    377    425    433    865
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      629     633      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.12      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,865   5,346      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.04      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,665     727      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.04      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    8,597  10,042      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.77   $0.60   $0.99   $1.00     --     --     --     --     --
Accumulation unit value at end of period       $0.81   $0.85   $0.77   $0.60   $0.99     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       90     128   7,705   4,217   2,528     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.31   $1.09   $0.81   $1.30   $1.24  $1.09  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.20   $1.31   $1.09   $0.81   $1.30  $1.24  $1.09  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.09      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,769   2,491      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.09      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   50,020  60,332      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      995     588      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.11      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   19,570  22,516      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      422     450      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.07      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   13,114  14,826      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.63   $1.33   $0.99   $1.47   $1.56  $1.32  $1.27  $1.07  $0.79  $1.00
Accumulation unit value at end of period       $1.53   $1.63   $1.33   $0.99   $1.47  $1.56  $1.32  $1.27  $1.07  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    1,352   1,583   2,337   2,730   2,965  2,526  2,431  1,175     48     22
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.58   $1.29   $0.87   $1.63   $1.42  $1.05  $0.88  $0.68  $0.47  $0.55
Accumulation unit value at end of period       $1.33   $1.58   $1.29   $0.87   $1.63  $1.42  $1.05  $0.88  $0.68  $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                    1,032   1,138   2,663   3,854   2,616  2,570  2,094  1,370    371    397
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.88   $1.55   $1.10   $1.86   $1.79  $1.68  $1.54  $1.32  $0.93  $1.14
Accumulation unit value at end of period       $1.79   $1.88   $1.55   $1.10   $1.86  $1.79  $1.68  $1.54  $1.32  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      757     924   2,016   2,159   1,972  1,471  1,241    640    107     67
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.08   $0.97   $0.85   $1.22   $1.15  $1.04  $1.00  $0.93  $0.77  $0.90
Accumulation unit value at end of period       $1.13   $1.08   $0.97   $0.85   $1.22  $1.15  $1.04  $1.00  $0.93  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                    1,412   1,829   2,302   3,123   4,566  5,992  7,230  7,602  8,104  7,521
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.65   $1.43   $1.26   $2.19   $1.94  $1.60  $1.41  $1.20  $0.93  $1.00
Accumulation unit value at end of period       $1.41   $1.65   $1.43   $1.26   $2.19  $1.94  $1.60  $1.41  $1.20  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                      620     690     848     816     948  1,014    756    341    115     14
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.13   $1.00   $0.87   $1.39   $1.38  $1.18  $1.14  $1.04  $0.83  $1.05
Accumulation unit value at end of period       $1.09   $1.13   $1.00   $0.87   $1.39  $1.38  $1.18  $1.14  $1.04  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      891   1,097   1,512   1,227   1,702  2,527  3,235  3,406  3,317  3,205
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.94   $1.65   $1.17   $1.63   $1.48  $1.42  $1.39  $1.32  $0.96  $1.00
Accumulation unit value at end of period       $1.81   $1.94   $1.65   $1.17   $1.63  $1.48  $1.42  $1.39  $1.32  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                    1,698   2,038   1,106   1,350   1,765  1,849  1,491    742     91     44
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.05      --      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      586      --      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.61   $0.49   $0.32   $0.56   $0.50  $0.41  $0.40  $0.35  $0.25  $0.41
Accumulation unit value at end of period       $0.57   $0.61   $0.49   $0.32   $0.56  $0.50  $0.41  $0.40  $0.35  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                    1,940   2,262   1,494   1,742   2,318  2,796  2,884  3,349  3,200  3,011
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.22   $1.00      --      --      --     --     --     --     --     --
Accumulation unit value at end of period       $1.11   $1.22      --      --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      278     309      --      --      --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.64   $1.56   $1.41   $1.40   $1.34  $1.31  $1.30  $1.27  $1.19  $1.12
Accumulation unit value at end of period       $1.75   $1.64   $1.56   $1.41   $1.40  $1.34  $1.31  $1.30  $1.27  $1.19
Number of accumulation units outstanding at
end of period (000 omitted)                    1,453   1,866   2,049   2,230   3,379  2,039  1,586  1,514  1,482  1,583
---------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.09   $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.04   $1.09  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                22      31     53     87     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.71   $1.46  $0.97  $1.87  $1.59  $1.49  $1.46  $1.41  $1.00
Accumulation unit value at end of period            $1.29   $1.71  $1.46  $0.97  $1.87  $1.59  $1.49  $1.46  $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                               180     177    185    212    213    220    211    189    131
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.36   $1.23  $1.04  $1.78  $1.72  $1.49  $1.45  $1.32  $1.00
Accumulation unit value at end of period            $1.43   $1.36  $1.23  $1.04  $1.78  $1.72  $1.49  $1.45  $1.32
Number of accumulation units outstanding at end
of period (000 omitted)                               170     197    234    396    528    534    573    531    265
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period      $1.19   $1.16  $0.87  $1.90  $1.83  $1.37  $1.20  $1.00     --
Accumulation unit value at end of period            $0.94   $1.19  $1.16  $0.87  $1.90  $1.83  $1.37  $1.20     --
Number of accumulation units outstanding at end
of period (000 omitted)                               985   1,098  2,362  3,024  1,964  1,349  1,084    567     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.42   $1.31  $0.97  $1.64  $1.47  $1.50  $1.33  $1.24  $1.00
Accumulation unit value at end of period            $1.35   $1.42  $1.31  $0.97  $1.64  $1.47  $1.50  $1.33  $1.24
Number of accumulation units outstanding at end
of period (000 omitted)                                96      99    254    246    260    271    254    231    185
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.24   $1.19  $1.10  $1.14  $1.05  $1.05  $1.05  $1.00     --
Accumulation unit value at end of period            $1.36   $1.24  $1.19  $1.10  $1.14  $1.05  $1.05  $1.05     --
Number of accumulation units outstanding at end
of period (000 omitted)                             1,273   1,802  1,933  1,844  2,910  3,238  2,800  1,194     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.41   $1.27  $0.96  $1.78  $1.53  $1.25  $1.12  $1.00     --
Accumulation unit value at end of period            $1.22   $1.41  $1.27  $0.96  $1.78  $1.53  $1.25  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $1.00   $0.85  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.98   $1.00  $0.85  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.05   $0.92  $0.69  $1.21  $1.02  $1.07  $1.06  $1.00     --
Accumulation unit value at end of period            $1.04   $1.05  $0.92  $0.69  $1.21  $1.02  $1.07  $1.06     --
Number of accumulation units outstanding at end
of period (000 omitted)                               443     578    651    646    658  1,499    644    268     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.16   $1.04  $0.88  $1.22  $1.31  $1.13  $1.09  $1.00     --
Accumulation unit value at end of period            $1.15   $1.16  $1.04  $0.88  $1.22  $1.31  $1.13  $1.09     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 1      18     19     --     --     --     --     14     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.03   $1.05  $1.06  $1.05  $1.02  $0.99  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.01   $1.03  $1.05  $1.06  $1.05  $1.02  $0.99  $0.98  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                             3,507   4,248  4,950  4,388  4,213  3,193    568    568  1,098
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.25   $1.18  $1.04  $1.13  $1.09  $1.06  $1.06  $1.03  $1.00
Accumulation unit value at end of period            $1.32   $1.25  $1.18  $1.04  $1.13  $1.09  $1.06  $1.06  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               648     906  6,388  6,055  5,832  3,371  1,113  1,080    392
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $2.00   $1.74  $1.39  $2.36  $2.22  $1.88  $1.69  $1.45  $1.00
Accumulation unit value at end of period            $1.87   $2.00  $1.74  $1.39  $2.36  $2.22  $1.88  $1.69  $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                               733     944  3,871  3,515  2,516  1,840    959    443    208
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.02   $0.88  $0.72  $1.27  $1.25  $1.10  $1.05  $1.00     --
Accumulation unit value at end of period            $1.06   $1.02  $0.88  $0.72  $1.27  $1.25  $1.10  $1.05     --
Number of accumulation units outstanding at end
of period (000 omitted)                             1,308   1,843  2,052  2,152  2,207  2,461  2,259  1,547     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $2.55   $2.16  $1.26  $2.76  $2.03  $1.54  $1.17  $1.00     --
Accumulation unit value at end of period            $1.98   $2.55  $2.16  $1.26  $2.76  $2.03  $1.54  $1.17     --
Number of accumulation units outstanding at end
of period (000 omitted)                               287     312    959  1,340    879    816    668    383     --
----------------------------------------------------------------------------------------------------------------------


 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period      $1.16   $1.13  $1.07  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period            $1.26   $1.16  $1.13  $1.07  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               132     197  4,718  2,607  2,852  1,533     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period      $1.24   $1.12  $0.79  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period            $1.30   $1.24  $1.12  $0.79  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               249     336    378    448    549    883     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.52   $1.36  $0.89  $1.21  $1.21  $1.11  $1.08  $1.00     --
Accumulation unit value at end of period            $1.58   $1.52  $1.36  $0.89  $1.21  $1.21  $1.11  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                93     137    416    453    514    456    161     20     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period      $1.50   $1.34  $0.96  $1.20  $1.19  $1.12  $1.10  $1.00     --
Accumulation unit value at end of period            $1.57   $1.50  $1.34  $0.96  $1.20  $1.19  $1.12  $1.10     --
Number of accumulation units outstanding at end
of period (000 omitted)                                54      82  2,633  1,616  1,408    549     10     10     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.43   $1.28  $1.02  $1.74  $1.56  $1.28  $1.14  $1.00     --
Accumulation unit value at end of period            $1.24   $1.43  $1.28  $1.02  $1.74  $1.56  $1.28  $1.14     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 1       1      1     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.32   $1.14  $0.85  $1.55  $1.52  $1.39  $1.30  $1.22  $1.00
Accumulation unit value at end of period            $1.26   $1.32  $1.14  $0.85  $1.55  $1.52  $1.39  $1.30  $1.22
Number of accumulation units outstanding at end
of period (000 omitted)                                18      32    104    679    556     26     28     22     14
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period      $1.00   $0.83  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.96   $1.00  $0.83  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                65     102  4,718  3,133  1,907     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period      $0.88   $0.78  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.72   $0.88  $0.78  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.76   $1.41  $0.88  $1.62  $1.44  $1.47  $1.35  $1.26  $1.00
Accumulation unit value at end of period            $1.47   $1.76  $1.41  $0.88  $1.62  $1.44  $1.47  $1.35  $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                99     120    140    149    141    159    171    135      3
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.90   $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.81   $0.90  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.46   $1.30  $1.04  $1.69  $1.63  $1.44  $1.40  $1.29  $1.00
Accumulation unit value at end of period            $1.46   $1.46  $1.30  $1.04  $1.69  $1.63  $1.44  $1.40  $1.29
Number of accumulation units outstanding at end
of period (000 omitted)                               391     500    420    387    565    658    702    731    508
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.14   $0.96  $0.78  $1.30  $1.33  $1.13  $1.10  $1.00     --
Accumulation unit value at end of period            $1.11   $1.14  $0.96  $0.78  $1.30  $1.33  $1.13  $1.10     --
Number of accumulation units outstanding at end
of period (000 omitted)                                14      14     15     15     15     15     16     16     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.06   $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period            $1.06   $1.06  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               536     816  1,906  1,317  1,896  1,370  1,541  1,552  1,170
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period      $1.48   $1.19  $0.97  $1.37  $1.43  $1.21  $1.17  $1.00     --
Accumulation unit value at end of period            $1.37   $1.48  $1.19  $0.97  $1.37  $1.43  $1.21  $1.17     --
Number of accumulation units outstanding at end
of period (000 omitted)                                44      64  2,489  1,523  1,104     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $0.97   $0.84  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.83   $0.97  $0.84  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                10      10     10     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.25   $1.00  $0.75  $1.28  $1.29  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period            $1.24   $1.25  $1.00  $0.75  $1.28  $1.29  $1.21  $1.13     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.38   $1.08  $0.70  $1.21  $1.08  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.25   $1.38  $1.08  $0.70  $1.21  $1.08  $1.05  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               178     222    291    352    359    641    373    177     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.20   $1.06  $0.88  $1.27  $1.21  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.28   $1.20  $1.06  $0.88  $1.27  $1.21  $1.05  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.82   $0.76  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.69   $0.82  $0.76  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.26   $1.23  $0.95  $1.55  $1.51  $1.26  $1.14  $1.00     --
Accumulation unit value at end of period            $1.01   $1.26  $1.23  $0.95  $1.55  $1.51  $1.26  $1.14     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.08   $1.00  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.09   $1.08  $1.00  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                59      77  1,968  1,437  1,011     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.86   $1.61  $1.21  $2.15  $1.86  $1.69  $1.47  $1.30  $1.00
Accumulation unit value at end of period            $1.78   $1.86  $1.61  $1.21  $2.15  $1.86  $1.69  $1.47  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                             1,754   2,269  3,503  4,942  5,485  5,340  3,492  2,521    949
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.48   $1.21  $0.96  $1.85  $1.48  $1.41  $1.36  $1.34  $1.00
Accumulation unit value at end of period            $1.45   $1.48  $1.21  $0.96  $1.85  $1.48  $1.41  $1.36  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                79      80     80    149    216    204    212    256     63
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.25   $1.18  $1.04  $1.09  $1.06  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.31   $1.25  $1.18  $1.04  $1.09  $1.06  $1.04  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               606     813  3,324  2,970  3,093  1,151    850    387     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.58   $2.04  $1.48  $2.49  $2.19  $1.98  $1.71  $1.39  $1.00
Accumulation unit value at end of period            $2.26   $2.58  $2.04  $1.48  $2.49  $2.19  $1.98  $1.71  $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                               545     667  1,469  1,963  1,807  1,634  1,386  1,244    537
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.94   $1.75  $1.41  $2.55  $2.21  $1.91  $1.63  $1.46  $1.00
Accumulation unit value at end of period            $1.58   $1.94  $1.75  $1.41  $2.55  $2.21  $1.91  $1.63  $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                               360     396    621    706    741    657    602    449     31
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.48   $1.25  $1.06  $1.87  $2.40  $2.02  $1.81  $1.40  $1.00
Accumulation unit value at end of period            $1.38   $1.48  $1.25  $1.06  $1.87  $2.40  $2.02  $1.81  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                21      20     69    136    185     47     61     33      9
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.37   $1.24  $0.93  $1.34  $1.31  $1.12  $1.12  $1.00     --
Accumulation unit value at end of period            $1.38   $1.37  $1.24  $0.93  $1.34  $1.31  $1.12  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                               155     130    118     81    183    177    140    122     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.21   $1.02  $0.88  $1.23  $1.28  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period            $1.26   $1.21  $1.02  $0.88  $1.23  $1.28  $1.11  $1.09     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --      1      2     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.10   $1.66  $1.31  $1.98  $2.06  $1.79  $1.67  $1.37  $1.00
Accumulation unit value at end of period            $1.99   $2.10  $1.66  $1.31  $1.98  $2.06  $1.79  $1.67  $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                               223     259    298    327    388    415    407    377    249
----------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.84   $1.46  $1.03  $1.83  $1.67  $1.56  $1.51  $1.38  $1.00
Accumulation unit value at end of period            $1.72   $1.84  $1.46  $1.03  $1.83  $1.67  $1.56  $1.51  $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                                97     119    108    170    289    304    258    237    132
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.51   $1.38  $1.11  $1.80  $1.77  $1.52  $1.39  $1.26  $1.00
Accumulation unit value at end of period            $1.48   $1.51  $1.38  $1.11  $1.80  $1.77  $1.52  $1.39  $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                             1,129   1,540  2,039  2,708  4,249  4,678  4,175  4,271  2,556
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.95   $1.83  $1.35  $2.30  $2.03  $1.70  $1.56  $1.34  $1.00
Accumulation unit value at end of period            $1.71   $1.95  $1.83  $1.35  $2.30  $2.03  $1.70  $1.56  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                               281     330    321    465    554    551    582    494    287
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.85   $1.64  $1.41  $1.34  $1.23  $1.11  $1.16  $1.00     --
Accumulation unit value at end of period            $1.81   $1.85  $1.64  $1.41  $1.34  $1.23  $1.11  $1.16     --
Number of accumulation units outstanding at end
of period (000 omitted)                               538     772  2,669  2,507  3,063  1,940  1,079    474     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.13   $1.07  $0.83  $1.45  $1.44  $1.20  $1.12  $1.00     --
Accumulation unit value at end of period            $1.03   $1.13  $1.07  $0.83  $1.45  $1.44  $1.20  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                                26      27     27     27     26     24     16     16     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.55   $1.26  $0.96  $1.55  $1.52  $1.33  $1.20  $1.00     --
Accumulation unit value at end of period            $1.42   $1.55  $1.26  $0.96  $1.55  $1.52  $1.33  $1.20     --
Number of accumulation units outstanding at end
of period (000 omitted)                               487     617  1,575  1,810  1,826  1,418    863    435     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.77   $0.69  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.79   $0.77  $0.69  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.23   $1.17  $0.80  $1.70  $1.70  $1.53  $1.47  $1.35  $1.00
Accumulation unit value at end of period            $1.17   $1.23  $1.17  $0.80  $1.70  $1.70  $1.53  $1.47  $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                               658     766    843  1,011  1,055  1,134  1,187    889    380
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.27   $1.12  $0.95  $1.67  $1.52  $1.46  $1.36  $1.30  $1.00
Accumulation unit value at end of period            $1.15   $1.27  $1.12  $0.95  $1.67  $1.52  $1.46  $1.36  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                                14      25    415    453    492    190     32     34     27
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.75   $1.50  $1.08  $2.07  $1.90  $1.66  $1.54  $1.36  $1.00
Accumulation unit value at end of period            $1.60   $1.75  $1.50  $1.08  $2.07  $1.90  $1.66  $1.54  $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                10      11     19     72    104     87     83     75     14
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.07   $0.99  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.05   $1.07  $0.99  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                15      15     --      3     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.94   $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.96   $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.90   $0.81  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.82   $0.90  $0.81  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                59      75  3,814  1,390    784     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.35   $1.20  $0.94  $1.34  $1.24  $1.14  $1.08  $1.00     --
Accumulation unit value at end of period            $1.24   $1.35  $1.20  $0.94  $1.34  $1.24  $1.14  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                74      88     99    106    129    169    183    111     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.55   $1.36  $1.08  $1.70  $1.77  $1.55  $1.51  $1.31  $1.00
Accumulation unit value at end of period            $1.49   $1.55  $1.36  $1.08  $1.70  $1.77  $1.55  $1.51  $1.31
Number of accumulation units outstanding at end
of period (000 omitted)                             1,697   2,199  3,548  4,208  3,992  3,854  2,940  1,561    157
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.63   $1.47  $1.20  $1.80  $1.79  $1.57  $1.45  $1.29  $1.00
Accumulation unit value at end of period            $1.56   $1.63  $1.47  $1.20  $1.80  $1.79  $1.57  $1.45  $1.29
Number of accumulation units outstanding at end
of period (000 omitted)                                91     107    117    158    245    226    197    192    117
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.94   $0.84  $0.62  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.87   $0.94  $0.84  $0.62  $1.05     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                61      94  4,026  3,261  2,250     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $1.04   $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.04   $1.04  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.47   $1.33  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23  $1.00
Accumulation unit value at end of period            $1.45   $1.47  $1.33  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23
Number of accumulation units outstanding at end
of period (000 omitted)                                74      79     71    171    189    216    205    197     87
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.07   $1.55  $0.96  $1.62  $1.61  $1.45  $1.40  $1.34  $1.00
Accumulation unit value at end of period            $1.82   $2.07  $1.55  $0.96  $1.62  $1.61  $1.45  $1.40  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                69      72     72     58     78     78     79    116     49
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.39   $1.29  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17  $1.00
Accumulation unit value at end of period            $1.39   $1.39  $1.29  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                               986   1,298  1,781  2,179  3,481  3,622  3,293  3,031  1,127
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.84   $2.54  $1.94  $3.17  $2.53  $1.96  $1.71  $1.34  $1.00
Accumulation unit value at end of period            $2.98   $2.84  $2.54  $1.94  $3.17  $2.53  $1.96  $1.71  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                37      51     67    104    166     99    190    174     48
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.78   $0.65  $0.46  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.69   $0.78  $0.65  $0.46  $0.85     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                14      22    856  1,093    450     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.19   $0.91  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.08   $1.19  $0.91  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.41   $1.89  $1.49  $2.44  $2.99  $2.20  $1.91  $1.42  $1.00
Accumulation unit value at end of period            $2.52   $2.41  $1.89  $1.49  $2.44  $2.99  $2.20  $1.91  $1.42
Number of accumulation units outstanding at end
of period (000 omitted)                                 2      16     27     33     48     45     47     49     29
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.72   $1.35  $1.07  $1.75  $2.14  $1.58  $1.38  $1.00     --
Accumulation unit value at end of period            $1.79   $1.72  $1.35  $1.07  $1.75  $2.14  $1.58  $1.38     --
Number of accumulation units outstanding at end
of period (000 omitted)                                58      74    110    127    129     89    102     44     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.38   $1.28  $0.90  $1.69  $1.50  $1.42  $1.37  $1.31  $1.00
Accumulation unit value at end of period            $1.34   $1.38  $1.28  $0.90  $1.69  $1.50  $1.42  $1.37  $1.31
Number of accumulation units outstanding at end
of period (000 omitted)                               920   1,144  1,106  1,311  1,307  1,484  1,669  1,265    187
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.13   $1.87  $1.36  $2.32  $2.22  $1.92  $1.71  $1.46  $1.00
Accumulation unit value at end of period            $1.92   $2.13  $1.87  $1.36  $2.32  $2.22  $1.92  $1.71  $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                               115     125    159    260    302    307    237    201     56
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.56   $1.38  $1.18  $1.40  $1.30  $1.23  $1.22  $1.14  $1.00
Accumulation unit value at end of period            $1.54   $1.56  $1.38  $1.18  $1.40  $1.30  $1.23  $1.22  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)                             1,391   2,225  6,038  5,900  7,130  5,107  3,886  3,250  1,732
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $0.40   $0.36  $0.29  $1.37  $1.39  $1.30  $1.29  $1.20  $1.00
Accumulation unit value at end of period            $0.39   $0.40  $0.36  $0.29  $1.37  $1.39  $1.30  $1.29  $1.20
Number of accumulation units outstanding at end
of period (000 omitted)                               359     404    317    271    327    315    404    484    274
----------------------------------------------------------------------------------------------------------------------



 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.00   $1.65  $1.22  $2.00  $2.06  $1.83  $1.69  $1.44  $1.00
Accumulation unit value at end of period            $1.92   $2.00  $1.65  $1.22  $2.00  $2.06  $1.83  $1.69  $1.44
Number of accumulation units outstanding at end
of period (000 omitted)                               117     136    197    263    300    301    404    435    155
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.14   $1.02  $0.86  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.14   $1.14  $1.02  $0.86  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                53      98  2,141  2,849  2,327     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.41   $1.40  $1.13  $1.38  $1.41  $1.40  $1.25  $1.19  $1.00
Accumulation unit value at end of period            $1.38   $1.41  $1.40  $1.13  $1.38  $1.41  $1.40  $1.25  $1.19
Number of accumulation units outstanding at end
of period (000 omitted)                                20      27     37    114    141    132    125     93     30
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.34   $1.19  $0.93  $1.54  $1.67  $1.46  $1.41  $1.29  $1.00
Accumulation unit value at end of period            $1.26   $1.34  $1.19  $0.93  $1.54  $1.67  $1.46  $1.41  $1.29
Number of accumulation units outstanding at end
of period (000 omitted)                                82      82     84     85     85    100    106    102     86
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.68   $1.55  $1.26  $2.28  $2.14  $1.70  $1.54  $1.35  $1.00
Accumulation unit value at end of period            $1.37   $1.68  $1.55  $1.26  $2.28  $2.14  $1.70  $1.54  $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                               213     252    352    387    409    434    492    469    199
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.13   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05   $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 1       1     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.37   $1.20  $0.91  $1.51  $1.52  $1.39  $1.34  $1.27  $1.00
Accumulation unit value at end of period            $1.32   $1.37  $1.20  $0.91  $1.51  $1.52  $1.39  $1.34  $1.27
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --      2      8      8      7      7      7      7
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.19   $0.96  $0.74  $1.24  $1.44  $1.25  $1.18  $1.00     --
Accumulation unit value at end of period            $1.11   $1.19  $0.96  $0.74  $1.24  $1.44  $1.25  $1.18     --
Number of accumulation units outstanding at end
of period (000 omitted)                                12      13     16     17     17    252     14     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.12   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             1,231   1,266     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.12   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             5,664   5,833     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.04   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             2,957   2,428     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.04   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             3,291   4,049     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.85   $0.77  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.81   $0.85  $0.77  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                60      84  4,994  2,478  1,535     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.30   $1.09  $0.81  $1.29  $1.24  $1.09  $1.10  $1.00     --
Accumulation unit value at end of period            $1.20   $1.30  $1.09  $0.81  $1.29  $1.24  $1.09  $1.10     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 6       6     11     11     15     15      8     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.09   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08   $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            27,920  24,757     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.09   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08   $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            38,730  43,542     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.11   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            16,916  16,512     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.11   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08   $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            21,491  22,169     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.07   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             4,366   3,852     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.07   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             8,658   8,344     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $2.12   $1.73  $1.29  $1.91  $2.04  $1.72  $1.65  $1.40  $1.00
Accumulation unit value at end of period            $1.99   $2.12  $1.73  $1.29  $1.91  $2.04  $1.72  $1.65  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                               463     603    946  1,111  1,168    944    947    581     99
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period      $2.16   $1.76  $1.19  $2.23  $1.94  $1.44  $1.20  $1.00     --
Accumulation unit value at end of period            $1.82   $2.16  $1.76  $1.19  $2.23  $1.94  $1.44  $1.20     --
Number of accumulation units outstanding at end
of period (000 omitted)                               221     255    972  1,290    726    601    413    214     --
----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period      $1.41   $1.16  $0.83  $1.39  $1.34  $1.27  $1.15  $1.00     --
Accumulation unit value at end of period            $1.34   $1.41  $1.16  $0.83  $1.39  $1.34  $1.27  $1.15     --
Number of accumulation units outstanding at end
of period (000 omitted)                               356     475  1,369  1,352  1,212    727    609    300     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.16   $1.04  $0.91  $1.31  $1.23  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period            $1.21   $1.16  $1.04  $0.91  $1.31  $1.23  $1.12  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.84   $1.60  $1.41  $2.45  $2.17  $1.79  $1.57  $1.35  $1.00
Accumulation unit value at end of period            $1.58   $1.84  $1.60  $1.41  $2.45  $2.17  $1.79  $1.57  $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                               290     347    515    562    707    749    663    508    247
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.07   $0.95  $0.83  $1.32  $1.31  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period            $1.03   $1.07  $0.95  $0.83  $1.32  $1.31  $1.12  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                24      37    470     28     28     27     28     17     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.05   $1.74  $1.23  $1.73  $1.57  $1.51  $1.48  $1.40  $1.00
Accumulation unit value at end of period            $1.91   $2.05  $1.74  $1.23  $1.73  $1.57  $1.51  $1.48  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                               571     747    903  1,054  1,262  1,332  1,249  1,032    482
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period      $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               465      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.63   $1.30  $0.87  $1.50  $1.34  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period            $1.53   $1.63  $1.30  $0.87  $1.50  $1.34  $1.11  $1.06     --
Number of accumulation units outstanding at end
of period (000 omitted)                               298     368      4      4      5      5     --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period      $1.22   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11   $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               223     281     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------



 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.30   $1.23  $1.12  $1.11  $1.06  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.38   $1.30  $1.23  $1.12  $1.11  $1.06  $1.04  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               925   1,288  1,604  1,580  2,364    639     80     --     --
----------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                          $1.09   $1.01  $0.82  $1.00     --     --     --     --     --      --
Accumulation unit value at end of period        $1.04   $1.09  $1.01  $0.82     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        13      12     13     13     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.50   $0.43  $0.28  $0.55  $0.47  $0.44  $0.43  $0.41  $0.29   $0.51
Accumulation unit value at end of period        $0.38   $0.50  $0.43  $0.28  $0.55  $0.47  $0.44  $0.43  $0.41   $0.29
Number of accumulation units outstanding at
end of period (000 omitted)                       994   1,156  1,328  1,522  1,834  2,665  2,981  3,267  3,866   3,655
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.27   $1.15  $0.97  $1.66  $1.61  $1.40  $1.36  $1.24  $0.95   $1.00
Accumulation unit value at end of period        $1.33   $1.27  $1.15  $0.97  $1.66  $1.61  $1.40  $1.36  $1.24   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       236     252    229    229    229    227    230     79     20       1
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.54   $1.43  $1.23  $1.34  $1.30  $1.28  $1.27  $1.25  $1.23   $1.16
Accumulation unit value at end of period        $1.61   $1.54  $1.43  $1.23  $1.34  $1.30  $1.28  $1.27  $1.25   $1.23
Number of accumulation units outstanding at
end of period (000 omitted)                       381     762    992  1,228    846    862    889    920    966   1,192
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.18   $1.15  $0.87  $1.90  $1.82  $1.37  $1.20  $1.00     --      --
Accumulation unit value at end of period        $0.94   $1.18  $1.15  $0.87  $1.90  $1.82  $1.37  $1.20     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,892   1,759  2,470  3,015  2,174  2,166  1,624    627     --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.66   $0.61  $0.45  $0.76  $0.68  $0.70  $0.62  $0.58  $0.48   $0.70
Accumulation unit value at end of period        $0.63   $0.66  $0.61  $0.45  $0.76  $0.68  $0.70  $0.62  $0.58   $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                     1,033   1,121  1,364  1,741  2,262  3,220  3,655  3,938  4,901   4,631
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.23   $1.19  $1.10  $1.13  $1.05  $1.05  $1.05  $1.00     --      --
Accumulation unit value at end of period        $1.35   $1.23  $1.19  $1.10  $1.13  $1.05  $1.05  $1.05     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,633   1,955  1,983  1,853  2,871  2,934  2,335    799     --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.89  $0.68  $1.25  $1.08  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.86   $0.99  $0.89  $0.68  $1.25  $1.08     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00   $0.85  $0.67  $0.90  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.97   $1.00  $0.85  $0.67  $0.90     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         4      27     30     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.87  $0.66  $1.14  $0.96  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.98   $0.99  $0.87  $0.66  $1.14  $0.96     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        43      54     54     11     11    178     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.15   $1.04  $0.88  $1.22  $1.31  $1.13  $1.09  $1.00     --      --
Accumulation unit value at end of period        $1.15   $1.15  $1.04  $0.88  $1.22  $1.31  $1.13  $1.09     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        61      61     60     66     90     87     91     41     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.02   $0.92  $0.75  $1.09  $1.09  $0.97  $0.94  $0.88  $0.74   $0.86
Accumulation unit value at end of period        $1.02   $1.02  $0.92  $0.75  $1.09  $1.09  $0.97  $0.94  $0.88   $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                       789     915  1,004  1,330  1,631  1,534  1,393  1,424  1,263     915
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.07   $1.09  $1.10  $1.10  $1.06  $1.03  $1.02  $1.03  $1.04   $1.05
Accumulation unit value at end of period        $1.05   $1.07  $1.09  $1.10  $1.10  $1.06  $1.03  $1.02  $1.03   $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     1,085   1,373  2,289  3,556  3,511  4,258  5,054  5,813  9,032  12,876
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.42   $1.33  $1.18  $1.28  $1.24  $1.21  $1.20  $1.17  $1.14   $1.09
Accumulation unit value at end of period        $1.49   $1.42  $1.33  $1.18  $1.28  $1.24  $1.21  $1.20  $1.17   $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                       670     833  3,776  3,697  3,973  1,279  1,145  1,267    849     894
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.64   $1.43  $1.14  $1.94  $1.83  $1.55  $1.39  $1.19  $0.86   $1.08
Accumulation unit value at end of period        $1.54   $1.64  $1.43  $1.14  $1.94  $1.83  $1.55  $1.39  $1.19   $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                     1,619   1,778  3,850  4,036  3,632  3,425  2,161    854    518     179
--------------------------------------------------------------------------------------------------------------------------


 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.67   $0.58  $0.47  $0.83  $0.82  $0.73  $0.69  $0.67  $0.52   $0.68
Accumulation unit value at end of period        $0.69   $0.67  $0.58  $0.47  $0.83  $0.82  $0.73  $0.69  $0.67   $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                     2,569   3,124  3,726  3,771  4,175  4,631  3,835  3,213    184     144
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $2.54   $2.15  $1.26  $2.76  $2.03  $1.54  $1.17  $1.00     --      --
Accumulation unit value at end of period        $1.97   $2.54  $2.15  $1.26  $2.76  $2.03  $1.54  $1.17     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       544     504    874  1,256    918  1,102    882    424     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.16   $1.13  $1.07  $1.09  $1.03  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.25   $1.16  $1.13  $1.07  $1.09  $1.03     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       142     183  2,499  1,415  1,694  1,612     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.23   $1.12  $0.79  $1.07  $1.07  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.29   $1.23  $1.12  $0.79  $1.07  $1.07     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        88     115    123      5     --     40     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.58   $1.41  $0.93  $1.26  $1.26  $1.15  $1.13  $1.03  $0.83   $0.91
Accumulation unit value at end of period        $1.64   $1.58  $1.41  $0.93  $1.26  $1.26  $1.15  $1.13  $1.03   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     1,230   1,699  2,044  1,953  2,461  3,559  2,355  3,591  3,747   3,634
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.31   $1.18  $0.84  $1.06  $1.04  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.37   $1.31  $1.18  $0.84  $1.06  $1.04     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        40      58  1,729  1,172  1,210     66     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.97   $0.87  $0.69  $1.18  $1.06  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.84   $0.97  $0.87  $0.69  $1.18  $1.06     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         6       6      6      1     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.49   $0.43  $0.32  $0.58  $0.57  $0.52  $0.49  $0.46  $0.38   $0.52
Accumulation unit value at end of period        $0.47   $0.49  $0.43  $0.32  $0.58  $0.57  $0.52  $0.49  $0.46   $0.38
Number of accumulation units outstanding at
end of period (000 omitted)                       178     194    200    505    492    384    703    733    539     476
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00   $0.83  $0.67  $1.12  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.95   $1.00  $0.83  $0.67  $1.12     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       110     149  3,008  2,267  1,665     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.87   $0.78  $0.58  $1.14  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.72   $0.87  $0.78  $0.58  $1.14     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.70   $1.37  $0.85  $1.57  $1.40  $1.43  $1.32  $1.23  $1.02   $1.00
Accumulation unit value at end of period        $1.42   $1.70  $1.37  $0.85  $1.57  $1.40  $1.43  $1.32  $1.23   $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                       176     201    224    301    277    281    271    202      8      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.90   $0.75  $0.54  $1.00  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.81   $0.90  $0.75  $0.54  $1.00     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.46   $1.29  $1.04  $1.68  $1.63  $1.43  $1.40  $1.29  $1.00      --
Accumulation unit value at end of period        $1.46   $1.46  $1.29  $1.04  $1.68  $1.63  $1.43  $1.40  $1.29      --
Number of accumulation units outstanding at
end of period (000 omitted)                        36      38     57     48    177    184    189    199     32      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.94   $0.79  $0.64  $1.07  $1.10  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.91   $0.94  $0.79  $0.64  $1.07  $1.10     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.42   $1.14  $0.83  $1.37  $1.45  $1.32  $1.28  $1.09  $0.75   $0.92
Accumulation unit value at end of period        $1.28   $1.42  $1.14  $0.83  $1.37  $1.45  $1.32  $1.28  $1.09   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                       202     209    231    254    355    416    516    616    743     259
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.23   $1.21  $1.16  $1.21  $1.17  $1.15  $1.15  $1.16  $1.16   $1.11
Accumulation unit value at end of period        $1.22   $1.23  $1.21  $1.16  $1.21  $1.17  $1.15  $1.15  $1.16   $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                       627     537  1,126    824    634    688    614    765    812     397
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.07   $0.86  $0.70  $0.99  $1.03  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.99   $1.07  $0.86  $0.70  $0.99  $1.03     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        94      90  2,111  1,614  1,509     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.97   $0.84  $0.72  $1.10  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.83   $0.97  $0.84  $0.72  $1.10     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        78      78     76      9     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.95   $0.76  $0.57  $0.98  $0.98  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.94   $0.95  $0.76  $0.57  $0.98  $0.98     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.38   $1.08  $0.70  $1.21  $1.07  $1.05  $1.03  $1.00     --      --
Accumulation unit value at end of period        $1.25   $1.38  $1.08  $0.70  $1.21  $1.07  $1.05  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       308     353    454    550    562    865    513    206     --      --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.50   $1.33  $1.01  $1.56  $1.47  $1.37  $1.34  $1.29  $1.00      --
Accumulation unit value at end of period        $1.49   $1.50  $1.33  $1.01  $1.56  $1.47  $1.37  $1.34  $1.29      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.19   $1.05  $0.88  $1.27  $1.20  $1.05  $1.03  $1.00     --      --
Accumulation unit value at end of period        $1.28   $1.19  $1.05  $0.88  $1.27  $1.20  $1.05  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       121     121    121    160    160    157    160     88     --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.82   $0.76  $0.62  $1.09  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.69   $0.82  $0.76  $0.62  $1.09     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        47      47     44      2     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.88   $0.86  $0.67  $1.09  $1.06  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.70   $0.88  $0.86  $0.67  $1.09  $1.06     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.07   $1.00  $0.70  $0.98  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $1.08   $1.07  $1.00  $0.70  $0.98     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        78      91  1,181    987    882     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.36   $1.17  $0.86  $1.33  $1.24  $1.13  $1.09  $1.05  $0.91   $1.00
Accumulation unit value at end of period        $1.29   $1.36  $1.17  $0.86  $1.33  $1.24  $1.13  $1.09  $1.05   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --      9     14     14     15       3
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.74   $1.51  $1.13  $2.01  $1.74  $1.58  $1.38  $1.22  $0.97   $1.00
Accumulation unit value at end of period        $1.66   $1.74  $1.51  $1.13  $2.01  $1.74  $1.58  $1.38  $1.22   $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                     2,315   2,604  3,380  4,458  4,603  5,502  3,396  1,696    275      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.59   $1.37  $1.02  $1.77  $1.69  $1.51  $1.27  $1.27  $1.00      --
Accumulation unit value at end of period        $1.52   $1.59  $1.37  $1.02  $1.77  $1.69  $1.51  $1.27  $1.27      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.99   $0.88  $0.70  $1.22  $1.11  $1.00  $0.94  $0.91  $0.74   $0.91
Accumulation unit value at end of period        $0.99   $0.99  $0.88  $0.70  $1.22  $1.11  $1.00  $0.94  $0.91   $0.74
Number of accumulation units outstanding at
end of period (000 omitted)                     1,378   1,500  1,719  2,275  3,050  3,548  3,902  4,085  3,720   3,068
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.10   $0.98  $0.78  $1.36  $1.24  $1.12  $1.06  $1.02  $0.85   $1.00
Accumulation unit value at end of period        $1.10   $1.10  $0.98  $0.78  $1.36  $1.24  $1.12  $1.06  $1.02   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------



 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.04   $0.85  $0.68  $1.30  $1.04  $1.00  $0.96  $0.95  $0.73   $1.00
Accumulation unit value at end of period        $1.02   $1.04  $0.85  $0.68  $1.30  $1.04  $1.00  $0.96  $0.95   $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                        23      24     41     44     74     64     46     70     50      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.68   $1.50  $1.06  $1.44  $1.43  $1.31  $1.30  $1.21  $1.00      --
Accumulation unit value at end of period        $1.71   $1.68  $1.50  $1.06  $1.44  $1.43  $1.31  $1.30  $1.21      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.21   $1.15  $1.01  $1.06  $1.04  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.28   $1.21  $1.15  $1.01  $1.06  $1.04     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       204     233  1,696  1,797  1,595     20     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $2.46   $1.94  $1.41  $2.36  $2.08  $1.88  $1.61  $1.31  $0.96   $1.09
Accumulation unit value at end of period        $2.16   $2.46  $1.94  $1.41  $2.36  $2.08  $1.88  $1.61  $1.31   $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       886   1,212  1,482  1,817  2,472  3,539  3,997  4,551  5,037   5,481
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $2.25   $1.78  $1.29  $2.17  $1.91  $1.73  $1.49  $1.21  $0.89   $1.00
Accumulation unit value at end of period        $1.97   $2.25  $1.78  $1.29  $2.17  $1.91  $1.73  $1.49  $1.21   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       487     501    984  1,263  1,081  1,005    665    299    170      27
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.91   $0.82  $0.66  $1.19  $1.04  $0.89  $0.76  $0.68  $0.48   $0.62
Accumulation unit value at end of period        $0.74   $0.91  $0.82  $0.66  $1.19  $1.04  $0.89  $0.76  $0.68   $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                       428     470    544  1,476  1,677  1,079  1,172  1,219  1,060   3,767
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.93   $1.74  $1.40  $2.54  $2.21  $1.90  $1.63  $1.46  $1.00      --
Accumulation unit value at end of period        $1.57   $1.93  $1.74  $1.40  $2.54  $2.21  $1.90  $1.63  $1.46      --
Number of accumulation units outstanding at
end of period (000 omitted)                       704     681    782    835    796    972    880    422     --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.99   $1.67  $1.43  $2.52  $3.23  $2.72  $2.44  $1.88  $1.41   $1.40
Accumulation unit value at end of period        $1.85   $1.99  $1.67  $1.43  $2.52  $3.23  $2.72  $2.44  $1.88   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       353     344    398    432    671    910    960    841    925     967
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.69   $1.52  $1.14  $1.65  $1.61  $1.39  $1.39  $1.24  $1.00      --
Accumulation unit value at end of period        $1.70   $1.69  $1.52  $1.14  $1.65  $1.61  $1.39  $1.39  $1.24      --
Number of accumulation units outstanding at
end of period (000 omitted)                       149     130    136    117    104     41     41     21     --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.01   $0.85  $0.74  $1.03  $1.07  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.05   $1.01  $0.85  $0.74  $1.03  $1.07     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.74   $1.38  $1.08  $1.64  $1.71  $1.49  $1.39  $1.14  $0.88   $1.00
Accumulation unit value at end of period        $1.65   $1.74  $1.38  $1.08  $1.64  $1.71  $1.49  $1.39  $1.14   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                         9      19     34     39     71     69     65     70     52      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.35   $1.08  $0.76  $1.35  $1.23  $1.15  $1.12  $1.02  $0.75   $1.00
Accumulation unit value at end of period        $1.27   $1.35  $1.08  $0.76  $1.35  $1.23  $1.15  $1.12  $1.02   $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        25      37     44     40    109    122    130    142     94      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.61   $1.47  $1.19  $1.92  $1.88  $1.62  $1.48  $1.34  $1.09   $1.25
Accumulation unit value at end of period        $1.57   $1.61  $1.47  $1.19  $1.92  $1.88  $1.62  $1.48  $1.34   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                     1,086   1,205  1,461  1,611  2,023  2,313  2,432  2,461  1,354     690
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.58   $1.48  $1.10  $1.87  $1.64  $1.38  $1.27  $1.09  $0.84   $1.00
Accumulation unit value at end of period        $1.39   $1.58  $1.48  $1.10  $1.87  $1.64  $1.38  $1.27  $1.09   $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       348     443    472    440    778    909    892    833    387     330
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.85   $1.64  $1.40  $1.34  $1.23  $1.11  $1.16  $1.00     --      --
Accumulation unit value at end of period        $1.80   $1.85  $1.64  $1.40  $1.34  $1.23  $1.11  $1.16     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       643     702  1,801  1,726  2,348  1,894    871    313     --      --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.86   $0.81  $0.63  $1.11  $1.10  $1.00     --     --     --      --
Accumulation unit value at end of period        $0.79   $0.86  $0.81  $0.63  $1.11  $1.10     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       118     134    134     96     56     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of
period                                          $2.12   $1.72  $1.31  $2.12  $2.09  $1.83  $1.65  $1.33  $1.00      --
Accumulation unit value at end of period        $1.95   $2.12  $1.72  $1.31  $2.12  $2.09  $1.83  $1.65  $1.33      --
Number of accumulation units outstanding at
end of period (000 omitted)                       744     776  1,228  1,396  1,518  1,436    949    393     --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.83   $0.76  $0.52  $0.91  $0.84  $0.79  $0.78  $0.72  $0.59   $0.80
Accumulation unit value at end of period        $0.79   $0.83  $0.76  $0.52  $0.91  $0.84  $0.79  $0.78  $0.72   $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                       275     314    485    402    603    790    986  1,121  1,066   1,135
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.81   $0.75  $0.59  $1.11  $1.04  $0.87  $0.78  $0.69  $0.52   $0.65
Accumulation unit value at end of period        $0.68   $0.81  $0.75  $0.59  $1.11  $1.04  $0.87  $0.78  $0.69   $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                       158     202    248    287    351    483    630    618    735     634
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.83   $0.75  $0.63  $1.01  $1.05  $0.94  $0.90  $0.79  $0.62   $0.81
Accumulation unit value at end of period        $0.85   $0.83  $0.75  $0.63  $1.01  $1.05  $0.94  $0.90  $0.79   $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                       426     501    530  1,149  1,251    888    880    911    741     666
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.13   $1.08  $0.74  $1.56  $1.57  $1.41  $1.36  $1.25  $0.95   $1.00
Accumulation unit value at end of period        $1.08   $1.13  $1.08  $0.74  $1.56  $1.57  $1.41  $1.36  $1.25   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        43      45     73     92     99    111    124    123     83      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.59   $0.52  $0.44  $0.77  $0.70  $0.67  $0.63  $0.60  $0.47   $0.63
Accumulation unit value at end of period        $0.54   $0.59  $0.52  $0.44  $0.77  $0.70  $0.67  $0.63  $0.60   $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                       765   1,143  1,387  1,626  2,002  2,777  3,612  4,617  5,063   5,490
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $0.98   $0.86  $0.73  $1.29  $1.17  $1.12  $1.05  $1.00  $0.79   $1.00
Accumulation unit value at end of period        $0.88   $0.98  $0.86  $0.73  $1.29  $1.17  $1.12  $1.05  $1.00   $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                       175     175    267    282    282  1,208    192    121     18      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.18   $1.01  $0.72  $1.39  $1.27  $1.11  $1.03  $0.90  $0.68   $0.88
Accumulation unit value at end of period        $1.08   $1.18  $1.01  $0.72  $1.39  $1.27  $1.11  $1.03  $0.90   $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                       277     292    396    561    787  1,099  1,197  1,399  1,743   1,419
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.61   $1.38  $0.99  $1.90  $1.75  $1.53  $1.42  $1.25  $0.94   $1.00
Accumulation unit value at end of period        $1.47   $1.61  $1.38  $0.99  $1.90  $1.75  $1.53  $1.42  $1.25   $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        67      69     73    101    113    117    119     52     11      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.08   $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.06   $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       812   1,217  1,457  1,848  2,491  2,734     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.06   $0.99  $0.78  $1.14  $1.08  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.04   $1.06  $0.99  $0.78  $1.14  $1.08     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.93   $0.90  $0.72  $1.03  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.95   $0.93  $0.90  $0.72  $1.03     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.90   $0.81  $0.61  $1.04  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.82   $0.90  $0.81  $0.61  $1.04     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        53      71  2,362  1,099    766     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.12   $1.00  $0.78  $1.12  $1.04  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.03   $1.12  $1.00  $0.78  $1.12  $1.04     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------



 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.49   $1.31  $1.04  $1.64  $1.70  $1.49  $1.46  $1.26  $0.98   $1.00
Accumulation unit value at end of period        $1.43   $1.49  $1.31  $1.04  $1.64  $1.70  $1.49  $1.46  $1.26   $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     2,329   2,574  3,442  3,872  3,900  4,082  2,752    959    110       3
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.52   $1.37  $1.12  $1.69  $1.67  $1.46  $1.36  $1.21  $0.96   $1.00
Accumulation unit value at end of period        $1.46   $1.52  $1.37  $1.12  $1.69  $1.67  $1.46  $1.36  $1.21   $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         1       1      7      7      7     11      3      3      3      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.55   $0.45  $0.31  $0.57  $0.48  $0.43  $0.39  $0.33  $0.25   $0.35
Accumulation unit value at end of period        $0.53   $0.55  $0.45  $0.31  $0.57  $0.48  $0.43  $0.39  $0.33   $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                       604     919  1,057  1,535  1,715  2,068  2,545  3,020  3,748   3,767
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.51   $0.41  $0.27  $0.49  $0.41  $0.38  $0.35  $0.35  $0.24   $0.42
Accumulation unit value at end of period        $0.45   $0.51  $0.41  $0.27  $0.49  $0.41  $0.38  $0.35  $0.35   $0.24
Number of accumulation units outstanding at
end of period (000 omitted)                       170     236    298    374    436    653    960  1,339  2,256   1,352
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.64   $0.57  $0.43  $0.72  $0.64  $0.58  $0.57  $0.56  $0.43   $0.60
Accumulation unit value at end of period        $0.60   $0.64  $0.57  $0.43  $0.72  $0.64  $0.58  $0.57  $0.56   $0.43
Number of accumulation units outstanding at
end of period (000 omitted)                     1,021   1,621  5,519  5,464  5,544  3,179  3,654  4,012  5,078   5,747
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.49   $1.21  $0.69  $1.46  $1.16  $0.80  $0.62  $0.53  $0.40   $0.55
Accumulation unit value at end of period        $0.99   $1.49  $1.21  $0.69  $1.46  $1.16  $0.80  $0.62  $0.53   $0.40
Number of accumulation units outstanding at
end of period (000 omitted)                     1,338   1,754  2,102  2,694  2,756  2,778  2,877  3,282  4,438   4,904
--------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                          $1.48   $1.32  $1.00     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.43   $1.48  $1.32     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        59      59     87     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.99   $0.94  $0.79  $1.27  $1.17  $0.97  $0.89  $0.79  $0.62   $0.71
Accumulation unit value at end of period        $0.90   $0.99  $0.94  $0.79  $1.27  $1.17  $0.97  $0.89  $0.79   $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                        48      43     54    199    310    388    441    430    427     281
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.10   $0.99  $0.79  $1.25  $1.28  $1.11  $1.09  $0.99  $0.81   $0.98
Accumulation unit value at end of period        $1.10   $1.10  $0.99  $0.79  $1.25  $1.28  $1.11  $1.09  $0.99   $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                       102     123    126    143    231    222    267    271    193     147
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.04   $0.84  $0.60  $1.03  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $1.04   $1.04  $0.84  $0.60  $1.03     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      18     25     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.69   $1.36  $1.00  $1.67  $1.64  $1.44  $1.42  $1.15  $0.89   $1.06
Accumulation unit value at end of period        $1.73   $1.69  $1.36  $1.00  $1.67  $1.64  $1.44  $1.42  $1.15   $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       195     216    256    321    607    820    969  1,061  1,193     624
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.46   $1.32  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23  $1.00      --
Accumulation unit value at end of period        $1.44   $1.46  $1.32  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.57   $1.44  $1.15  $1.75  $1.61  $1.45  $1.37  $1.25  $1.00      --
Accumulation unit value at end of period        $1.52   $1.57  $1.44  $1.15  $1.75  $1.61  $1.45  $1.37  $1.25      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.18   $1.08  $0.87  $1.32  $1.22  $1.10  $1.04  $0.95  $0.80   $1.00
Accumulation unit value at end of period        $1.13   $1.18  $1.08  $0.87  $1.32  $1.22  $1.10  $1.04  $0.95   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        10      10     10     10     10     10      8      8     --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.14   $0.85  $0.53  $0.89  $0.88  $0.79  $0.76  $0.73  $0.55   $0.82
Accumulation unit value at end of period        $1.01   $1.14  $0.85  $0.53  $0.89  $0.88  $0.79  $0.76  $0.73   $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                       439     540    571    676    864  1,889  2,075  2,485  5,133   4,295
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.48   $1.11  $0.69  $1.16  $1.16  $1.04  $1.01  $0.96  $0.73   $1.00
Accumulation unit value at end of period        $1.31   $1.48  $1.11  $0.69  $1.16  $1.16  $1.04  $1.01  $0.96   $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     10     --     --     13     14     13     13      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.90   $0.79  $0.62  $0.98  $0.88  $0.81  $0.76  $0.67  $0.55   $0.73
Accumulation unit value at end of period        $0.88   $0.90  $0.79  $0.62  $0.98  $0.88  $0.81  $0.76  $0.67   $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                       942   1,055  1,207  1,335  1,463  1,789  2,180  2,940  2,362   2,675
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.25   $1.16  $1.00  $1.31  $1.28  $1.17  $1.16  $1.06  $0.93   $1.00
Accumulation unit value at end of period        $1.25   $1.25  $1.16  $1.00  $1.31  $1.28  $1.17  $1.16  $1.06   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        90     113    317    466    606  1,316  1,434  1,589  1,453       6
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.61   $1.44  $1.10  $1.79  $1.42  $1.10  $0.96  $0.75  $0.56   $0.73
Accumulation unit value at end of period        $1.69   $1.61  $1.44  $1.10  $1.79  $1.42  $1.10  $0.96  $0.75   $0.56
Number of accumulation units outstanding at
end of period (000 omitted)                       506     569    728  1,193  1,334  1,351  1,659  1,728  1,521   2,042
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $2.35   $2.10  $1.61  $2.63  $2.09  $1.62  $1.41  $1.11  $0.85   $1.00
Accumulation unit value at end of period        $2.46   $2.35  $2.10  $1.61  $2.63  $2.09  $1.62  $1.41  $1.11   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        52      54     51     45     70     74     64     56     34      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.78   $0.65  $0.46  $0.85  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.69   $0.78  $0.65  $0.46  $0.85     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         1       4    497    810    386     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.18   $0.91  $0.59  $1.12  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $1.08   $1.18  $0.91  $0.59  $1.12     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        16      16     16     16     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $2.20   $1.72  $1.36  $2.23  $2.73  $2.01  $1.74  $1.30  $0.96   $1.00
Accumulation unit value at end of period        $2.29   $2.20  $1.72  $1.36  $2.23  $2.73  $2.01  $1.74  $1.30   $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        12      13     21     31     34     33     34     35     25      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.98   $0.77  $0.61  $1.00  $1.23  $1.00     --     --     --      --
Accumulation unit value at end of period        $1.02   $0.98  $0.77  $0.61  $1.00  $1.23     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --      1     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.30   $1.21  $0.85  $1.59  $1.42  $1.34  $1.30  $1.24  $0.97   $1.00
Accumulation unit value at end of period        $1.26   $1.30  $1.21  $0.85  $1.59  $1.42  $1.34  $1.30  $1.24   $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                       111     117    158    164    278    330    328    322    165      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.89   $1.66  $1.21  $2.06  $1.97  $1.71  $1.52  $1.30  $0.93   $1.00
Accumulation unit value at end of period        $1.70   $1.89  $1.66  $1.21  $2.06  $1.97  $1.71  $1.52  $1.30   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       125     127    136    155    194    197    168     54     13       9
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.52   $1.35  $1.15  $1.37  $1.27  $1.21  $1.20  $1.12  $1.04   $1.00
Accumulation unit value at end of period        $1.51   $1.52  $1.35  $1.15  $1.37  $1.27  $1.21  $1.20  $1.12   $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                     1,346   1,498  3,647  3,319  3,876  2,715  1,678    741    108      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $0.37   $0.33  $0.27  $1.26  $1.29  $1.20  $1.19  $1.11  $1.00      --
Accumulation unit value at end of period        $0.36   $0.37  $0.33  $0.27  $1.26  $1.29  $1.20  $1.19  $1.11      --
Number of accumulation units outstanding at
end of period (000 omitted)                         7       8     73    116      4      4      4     16     14      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.86   $1.54  $1.14  $1.87  $1.93  $1.71  $1.58  $1.35  $0.95   $1.00
Accumulation unit value at end of period        $1.79   $1.86  $1.54  $1.14  $1.87  $1.93  $1.71  $1.58  $1.35   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        76      79     91     73    103     95    102    106     81      13
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.14   $1.02  $0.85  $1.03  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $1.14   $1.14  $1.02  $0.85  $1.03     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        85     106  1,414  2,026  2,055     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------



 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.35   $1.33  $1.08  $1.32  $1.35  $1.33  $1.20  $1.13  $0.97   $1.00
Accumulation unit value at end of period        $1.31   $1.35  $1.33  $1.08  $1.32  $1.35  $1.33  $1.20  $1.13   $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        59      46     50     58     72     75     56     44     28      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.04   $0.92  $0.72  $1.19  $1.29  $1.13  $1.09  $1.00  $0.81   $1.00
Accumulation unit value at end of period        $0.97   $1.04  $0.92  $0.72  $1.19  $1.29  $1.13  $1.09  $1.00   $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     30     32     33     35     37     39      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.39   $1.28  $0.89  $1.19  $1.15  $1.11  $1.11  $1.08  $1.05   $1.00
Accumulation unit value at end of period        $1.43   $1.39  $1.28  $0.89  $1.19  $1.15  $1.11  $1.11  $1.08   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --      2      2     16      16
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.33   $1.23  $1.00  $1.81  $1.70  $1.35  $1.22  $1.07  $0.85   $1.00
Accumulation unit value at end of period        $1.09   $1.33  $1.23  $1.00  $1.81  $1.70  $1.35  $1.22  $1.07   $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        19      21     23     56     64     67     82     83     77       7
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.13   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.05   $1.13     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.36   $1.19  $0.91  $1.50  $1.52  $1.39  $1.34  $1.27  $1.00      --
Accumulation unit value at end of period        $1.32   $1.36  $1.19  $0.91  $1.50  $1.52  $1.39  $1.34  $1.27      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.18   $0.96  $0.74  $1.24  $1.44  $1.25  $1.18  $1.00     --      --
Accumulation unit value at end of period        $1.11   $1.18  $0.96  $0.74  $1.24  $1.44  $1.25  $1.18     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         4      57     49      9     13    388     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $3.17   $2.47  $1.59  $2.85  $2.79  $2.34  $2.13  $1.90  $1.29   $1.51
Accumulation unit value at end of period        $2.74   $3.17  $2.47  $1.59  $2.85  $2.79  $2.34  $2.13  $1.90   $1.29
Number of accumulation units outstanding at
end of period (000 omitted)                       334     365    451    472    635    968  1,036  1,354    833   1,130
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $3.03   $2.56  $1.92  $2.68  $2.79  $2.45  $2.29  $1.86  $1.34   $1.58
Accumulation unit value at end of period        $2.89   $3.03  $2.56  $1.92  $2.68  $2.79  $2.45  $2.29  $1.86   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                       174     196    240    333    428    588    734    852    678     993
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of
period                                          $2.43   $2.16  $1.51  $2.73  $2.91  $2.56  $2.27  $1.92  $1.37   $1.56
Accumulation unit value at end of period        $1.88   $2.43  $2.16  $1.51  $2.73  $2.91  $2.56  $2.27  $1.92   $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                       277     355    445    611    880  1,292  1,445  1,239  1,160   1,457
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.12   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.06   $1.12     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.12   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.07   $1.12     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,828   2,891     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.04   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.06   $1.04     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       434     299     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.04   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.06   $1.04     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,903   3,043     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.85   $0.77  $0.60  $0.99  $1.00     --     --     --     --      --
Accumulation unit value at end of period        $0.81   $0.85  $0.77  $0.60  $0.99     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        85     114  3,147  1,936  1,541     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.30   $1.08  $0.80  $1.29  $1.24  $1.09  $1.10  $1.00     --      --
Accumulation unit value at end of period        $1.20   $1.30  $1.08  $0.80  $1.29  $1.24  $1.09  $1.10     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.09   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.07   $1.09     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       945     568     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.09   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.08   $1.09     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    14,574  16,510     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.11   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.07   $1.11     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       805     380     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.11   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.08   $1.11     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    10,819  11,466     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.06   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.07   $1.06     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       959     638     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.07   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.07   $1.07     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,254   5,295     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.96   $1.60  $1.19  $1.77  $1.89  $1.59  $1.53  $1.30  $0.96   $1.00
Accumulation unit value at end of period        $1.84   $1.96  $1.60  $1.19  $1.77  $1.89  $1.59  $1.53  $1.30   $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       970   1,053  1,308  1,474  1,618  1,525  1,501    718     23       3
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.19   $0.97  $0.66  $1.22  $1.07  $0.79  $0.66  $0.52  $0.35   $0.42
Accumulation unit value at end of period        $1.00   $1.19  $0.97  $0.66  $1.22  $1.07  $0.79  $0.66  $0.52   $0.35
Number of accumulation units outstanding at
end of period (000 omitted)                       471     488  1,424  2,260  1,834  1,113    909    895    861     813
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.44   $1.18  $0.85  $1.42  $1.37  $1.29  $1.18  $1.01  $0.72   $0.88
Accumulation unit value at end of period        $1.36   $1.44  $1.18  $0.85  $1.42  $1.37  $1.29  $1.18  $1.01   $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                     1,184   1,298  1,959  2,236  2,262  2,124  1,887  1,310    833     774
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.42   $1.27  $1.12  $1.61  $1.52  $1.37  $1.33  $1.24  $1.00      --
Accumulation unit value at end of period        $1.49   $1.42  $1.27  $1.12  $1.61  $1.52  $1.37  $1.33  $1.24      --
Number of accumulation units outstanding at
end of period (000 omitted)                        58      49     49     76    102    119    119     43     43      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.63   $1.42  $1.25  $2.18  $1.93  $1.60  $1.40  $1.20  $0.93   $1.00
Accumulation unit value at end of period        $1.40   $1.63  $1.42  $1.25  $2.18  $1.93  $1.60  $1.40  $1.20   $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        43      54     76    100    135    166    163    169    123      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.12   $1.00  $0.87  $1.39  $1.38  $1.18  $1.14  $1.04  $0.84   $1.05
Accumulation unit value at end of period        $1.08   $1.12  $1.00  $0.87  $1.39  $1.38  $1.18  $1.14  $1.04   $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       964   1,071  1,256  1,157  1,375  1,432  1,739  1,400    495     368
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.93   $1.64  $1.16  $1.62  $1.48  $1.42  $1.39  $1.32  $0.96   $1.00
Accumulation unit value at end of period        $1.79   $1.93  $1.64  $1.16  $1.62  $1.48  $1.42  $1.39  $1.32   $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                     1,486   1,623     30     47     64     71     83     82     65       3
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.05      --     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        94      --     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------



 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $2.55   $2.05  $1.36  $2.36  $2.11  $1.75  $1.67  $1.49  $1.00      --
Accumulation unit value at end of period        $2.40   $2.55  $2.05  $1.36  $2.36  $2.11  $1.75  $1.67  $1.49      --
Number of accumulation units outstanding at
end of period (000 omitted)                        29       6     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.22   $1.00     --     --     --     --     --     --     --      --
Accumulation unit value at end of period        $1.11   $1.22     --     --     --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        10      23     --     --     --     --     --     --     --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.30   $1.24  $1.12  $1.12  $1.07  $1.04  $1.04  $1.01  $1.00      --
Accumulation unit value at end of period        $1.39   $1.30  $1.24  $1.12  $1.12  $1.07  $1.04  $1.04  $1.01      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,180   1,344  1,542  1,510  2,330  4,299  1,431    508     --      --
--------------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.09   $1.01   $0.82  $1.00     --      --     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.09   $1.01  $0.82     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        8       8       8      8     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.69   $1.45   $0.96  $1.86  $1.58   $1.48  $1.45  $1.41  $1.00     --
Accumulation unit value at end of period       $1.27   $1.69   $1.45  $0.96  $1.86   $1.58  $1.48  $1.45  $1.41     --
Number of accumulation units outstanding at
end of period (000 omitted)                       42      43      63     43    339     112    156    158     63     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.35   $1.22   $1.03  $1.77  $1.71   $1.49  $1.45  $1.32  $1.00     --
Accumulation unit value at end of period       $1.41   $1.35   $1.22  $1.03  $1.77   $1.71  $1.49  $1.45  $1.32     --
Number of accumulation units outstanding at
end of period (000 omitted)                      233     236     346    400    528     530    616    622    246     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $1.15   $0.87  $1.89  $1.82   $1.37  $1.20  $1.00     --     --
Accumulation unit value at end of period       $0.93   $1.18   $1.15  $0.87  $1.89   $1.82  $1.37  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,247   2,294   4,385  5,396  3,686   3,029  2,119    537     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.41   $1.31   $0.97  $1.64  $1.46   $1.50  $1.33  $1.24  $1.00     --
Accumulation unit value at end of period       $1.34   $1.41   $1.31  $0.97  $1.64   $1.46  $1.50  $1.33  $1.24     --
Number of accumulation units outstanding at
end of period (000 omitted)                       43     110     120    137    179     171    177    187    127     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.23   $1.19   $1.09  $1.13  $1.05   $1.05  $1.05  $1.00     --     --
Accumulation unit value at end of period       $1.35   $1.23   $1.19  $1.09  $1.13   $1.05  $1.05  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,262   2,949   3,153  2,978  5,020   5,498  4,472  1,212     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.40   $1.26   $0.96  $1.77  $1.53   $1.24  $1.12  $1.00     --     --
Accumulation unit value at end of period       $1.21   $1.40   $1.26  $0.96  $1.77   $1.53  $1.24  $1.12     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.85   $0.67  $0.90  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.97   $1.00   $0.85  $0.67  $0.90      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      12     25     55      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.04   $0.91   $0.69  $1.20  $1.01   $1.07  $1.06  $1.00     --     --
Accumulation unit value at end of period       $1.03   $1.04   $0.91  $0.69  $1.20   $1.01  $1.07  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,456   1,853   2,037  2,115  2,371   4,396  1,978    814     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.15   $1.03   $0.88  $1.22  $1.31   $1.12  $1.09  $1.00     --     --
Accumulation unit value at end of period       $1.14   $1.15   $1.03  $0.88  $1.22   $1.31  $1.12  $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1      12     56     20      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.02   $1.04   $1.05  $1.05  $1.02   $0.99  $0.98  $0.99  $1.00     --
Accumulation unit value at end of period       $1.01   $1.02   $1.04  $1.05  $1.05   $1.02  $0.99  $0.98  $0.99     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,702   2,115   3,351  3,612  1,885   1,470    766    287    357     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.24   $1.17   $1.04  $1.13  $1.09   $1.06  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period       $1.31   $1.24   $1.17  $1.04  $1.13   $1.09  $1.06  $1.05  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,084   1,363  10,096  9,685  8,940   4,427  1,401  1,444    591     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.64   $1.43   $1.14  $1.95  $1.83   $1.55  $1.39  $1.20  $0.86  $1.08
Accumulation unit value at end of period       $1.53   $1.64   $1.43  $1.14  $1.95   $1.83  $1.55  $1.39  $1.20  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                    2,320   2,716   8,325  7,708  6,016   4,986  2,404    286    196     36
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.65   $0.56   $0.46  $0.81  $0.80   $0.71  $0.68  $0.65  $0.51  $0.67
Accumulation unit value at end of period       $0.67   $0.65   $0.56  $0.46  $0.81   $0.80  $0.71  $0.68  $0.65  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                    2,409   3,157   3,716  3,845  3,974   4,539  4,651  2,949    133     79
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.53   $2.15   $1.25  $2.75  $2.03   $1.54  $1.17  $1.00     --     --
Accumulation unit value at end of period       $1.96   $2.53   $2.15  $1.25  $2.75   $2.03  $1.54  $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      677     682   1,688  2,430  1,692   1,797  1,246    418     --     --
--------------------------------------------------------------------------------------------------------------------------


 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.15   $1.13   $1.07  $1.09  $1.03   $1.00     --     --     --     --
Accumulation unit value at end of period       $1.25   $1.15   $1.13  $1.07  $1.09   $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      459     610   7,030  3,656  3,857   3,004     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.23   $1.12   $0.79  $1.07  $1.07   $1.00     --     --     --     --
Accumulation unit value at end of period       $1.29   $1.23   $1.12  $0.79  $1.07   $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      498     590     672    789  1,019   1,474     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.56   $1.40   $0.92  $1.25  $1.25   $1.15  $1.12  $1.02  $0.83  $0.90
Accumulation unit value at end of period       $1.63   $1.56   $1.40  $0.92  $1.25   $1.25  $1.15  $1.12  $1.02  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      702     858   1,039  1,295  1,788   2,394  1,528    436    245    216
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.49   $1.34   $0.95  $1.19  $1.18   $1.11  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.55   $1.49   $1.34  $0.95  $1.19   $1.18  $1.11  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      177     244   4,591  2,818  2,486     802      1     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.42   $1.27   $1.01  $1.73  $1.56   $1.28  $1.14  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.42   $1.27  $1.01  $1.73   $1.56  $1.28  $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      7      7       7     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.31   $1.13   $0.84  $1.54  $1.52   $1.39  $1.30  $1.22  $1.00     --
Accumulation unit value at end of period       $1.24   $1.31   $1.13  $0.84  $1.54   $1.52  $1.39  $1.30  $1.22     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      17     20     18       5     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.99   $0.83   $0.67  $1.12  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.95   $0.99   $0.83  $0.67  $1.12      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      328     448   9,179  6,349  4,121      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.87   $0.78   $0.58  $1.13  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.72   $0.87   $0.78  $0.58  $1.13      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.74   $1.40   $0.87  $1.61  $1.44   $1.46  $1.35  $1.26  $1.00     --
Accumulation unit value at end of period       $1.46   $1.74   $1.40  $0.87  $1.61   $1.44  $1.46  $1.35  $1.26     --
Number of accumulation units outstanding at
end of period (000 omitted)                       42      47      71     96     90     120    115     44      6     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.90   $0.75   $0.54  $1.00  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.81   $0.90   $0.75  $0.54  $1.00      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       6      6     26      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.45   $1.29   $1.04  $1.68  $1.62   $1.43  $1.40  $1.29  $1.00     --
Accumulation unit value at end of period       $1.45   $1.45   $1.29  $1.04  $1.68   $1.62  $1.43  $1.40  $1.29     --
Number of accumulation units outstanding at
end of period (000 omitted)                      245     292     293    282     82      82     86     57     34     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.14   $0.96   $0.77  $1.30  $1.33   $1.13  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.10   $1.14   $0.96  $0.77  $1.30   $1.33  $1.13  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.26   $1.01   $0.73  $1.22  $1.29   $1.17  $1.14  $0.98  $0.67  $0.82
Accumulation unit value at end of period       $1.13   $1.26   $1.01  $0.73  $1.22   $1.29  $1.17  $1.14  $0.98  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                       23      23      30     31     42      43     46     47     47     37
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.21   $1.19   $1.15  $1.20  $1.16   $1.13  $1.13  $1.14  $1.15  $1.10
Accumulation unit value at end of period       $1.20   $1.21   $1.19  $1.15  $1.20   $1.16  $1.13  $1.13  $1.14  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                      920     995   2,247  1,818  1,636   1,686  1,464  2,105  1,933  1,155
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.47   $1.18   $0.96  $1.36  $1.42   $1.21  $1.17  $1.00     --     --
Accumulation unit value at end of period       $1.36   $1.47   $1.18  $0.96  $1.36   $1.42  $1.21  $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      177     242   4,708  3,368  2,764       5      5      5     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.97   $0.84   $0.72  $1.10  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.83   $0.97   $0.84  $0.72  $1.10      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19      19      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.25   $1.00   $0.75  $1.28  $1.28   $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.25   $1.00  $0.75  $1.28   $1.28  $1.21  $1.13     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.37   $1.08   $0.70  $1.21  $1.07   $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.24   $1.37   $1.08  $0.70  $1.21   $1.07  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      402     501     618    787    863   1,433    740    249     --     --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.69   $0.61   $0.46  $0.72  $0.68   $0.63  $0.62  $0.59  $0.48  $0.68
Accumulation unit value at end of period       $0.68   $0.69   $0.61  $0.46  $0.72   $0.68  $0.63  $0.62  $0.59  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                       18      21      29     43     53      54     77    109    119    156
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.19   $1.05   $0.87  $1.26  $1.20   $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.27   $1.19   $1.05  $0.87  $1.26   $1.20  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.82   $0.76   $0.62  $1.09  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.69   $0.82   $0.76  $0.62  $1.09      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.25   $1.22   $0.95  $1.54  $1.51   $1.25  $1.14  $1.00     --     --
Accumulation unit value at end of period       $1.00   $1.25   $1.22  $0.95  $1.54   $1.51  $1.25  $1.14     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      7      7       7     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.07   $1.00   $0.70  $0.98  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.07   $1.00  $0.70  $0.98      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      218     280   3,435  2,725  1,896      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.84   $1.60   $1.20  $2.13  $1.85   $1.69  $1.47  $1.30  $1.00     --
Accumulation unit value at end of period       $1.76   $1.84   $1.60  $1.20  $2.13   $1.85  $1.69  $1.47  $1.30     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,597   4,273   5,868  8,454  9,541  10,355  6,755  4,083  1,989     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.32   $1.14   $0.85  $1.48  $1.41   $1.26  $1.06  $1.06  $0.86  $0.95
Accumulation unit value at end of period       $1.26   $1.32   $1.14  $0.85  $1.48   $1.41  $1.26  $1.06  $1.06  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                       --       1       1      1     --       1      1      1      1     10
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.46   $1.20   $0.95  $1.84  $1.48   $1.41  $1.36  $1.34  $1.00     --
Accumulation unit value at end of period       $1.44   $1.46   $1.20  $0.95  $1.84   $1.48  $1.41  $1.36  $1.34     --
Number of accumulation units outstanding at
end of period (000 omitted)                       23      23      61     67    115     130    161    199    141     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.60   $1.43   $1.01  $1.37  $1.36   $1.25  $1.24  $1.15  $0.92  $0.91
Accumulation unit value at end of period       $1.63   $1.60   $1.43  $1.01  $1.37   $1.36  $1.25  $1.24  $1.15  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                       25      19      19     19     22      22     22     22     26     13
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.24   $1.17   $1.03  $1.09  $1.06   $1.03  $1.03  $1.00     --     --
Accumulation unit value at end of period       $1.30   $1.24   $1.17  $1.03  $1.09   $1.06  $1.03  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,549   1,827   5,936  5,462  5,876   2,468  1,893    708     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $2.35   $1.86   $1.35  $2.28  $2.01   $1.82  $1.57  $1.28  $0.94  $1.06
Accumulation unit value at end of period       $2.06   $2.35   $1.86  $1.35  $2.28   $2.01  $1.82  $1.57  $1.28  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                      740     844   2,215  2,876  2,509   1,985  1,376  1,002    621     42
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.93   $1.73   $1.40  $2.54  $2.20   $1.90  $1.63  $1.46  $1.00     --
Accumulation unit value at end of period       $1.57   $1.93   $1.73  $1.40  $2.54   $2.20  $1.90  $1.63  $1.46     --
Number of accumulation units outstanding at
end of period (000 omitted)                      447     493     554    631    708     921    814    375      6     --
--------------------------------------------------------------------------------------------------------------------------



 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.77   $1.49   $1.27  $2.24  $2.88   $2.43  $2.18  $1.68  $1.26  $1.25
Accumulation unit value at end of period       $1.64   $1.77   $1.49  $1.27  $2.24   $2.88  $2.43  $2.18  $1.68  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                       61      79     103    112    129     143    179    154     90     58
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.69   $1.53   $1.14  $1.65  $1.62   $1.39  $1.39  $1.24  $0.96  $0.98
Accumulation unit value at end of period       $1.70   $1.69   $1.53  $1.14  $1.65   $1.62  $1.39  $1.39  $1.24  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                      422     433     456    528    522     401    503    448    360    343
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $1.01   $0.88  $1.22  $1.28   $1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period       $1.25   $1.20   $1.01  $0.88  $1.22   $1.28  $1.11  $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        5       7      16     15     17      16     12     11     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.56   $1.24   $0.98  $1.48  $1.54   $1.34  $1.25  $1.03  $0.79  $1.00
Accumulation unit value at end of period       $1.48   $1.56   $1.24  $0.98  $1.48   $1.54  $1.34  $1.25  $1.03  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      106     114     186    253    389     446    450    471    247      4
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.63   $0.50   $0.36  $0.63  $0.58   $0.54  $0.52  $0.48  $0.35  $0.50
Accumulation unit value at end of period       $0.59   $0.63   $0.50  $0.36  $0.63   $0.58  $0.54  $0.52  $0.48  $0.35
Number of accumulation units outstanding at
end of period (000 omitted)                      378     425     493    554    790     901  1,089  1,247    982    331
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.50   $1.37   $1.10  $1.78  $1.75   $1.51  $1.38  $1.25  $1.02  $1.17
Accumulation unit value at end of period       $1.46   $1.50   $1.37  $1.10  $1.78   $1.75  $1.51  $1.38  $1.25  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                    1,501   1,886   2,268  2,938  4,831   5,961  5,530  5,447  3,579    123
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.93   $1.81   $1.34  $2.29  $2.02   $1.69  $1.56  $1.34  $1.00     --
Accumulation unit value at end of period       $1.70   $1.93   $1.81  $1.34  $2.29   $2.02  $1.69  $1.56  $1.34     --
Number of accumulation units outstanding at
end of period (000 omitted)                      210     261     292    347    524     509    481    404    261     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.84   $1.63   $1.40  $1.34  $1.23   $1.11  $1.16  $1.00     --     --
Accumulation unit value at end of period       $1.79   $1.84   $1.63  $1.40  $1.34   $1.23  $1.11  $1.16     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      919   1,091   4,087  3,929  4,699   3,467  1,682    454     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.12   $1.06   $0.82  $1.45  $1.44   $1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period       $1.02   $1.12   $1.06  $0.82  $1.45   $1.44  $1.20  $1.12     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      126     162     163    156    156     154    153    127     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.93   $2.38   $1.82  $2.94  $2.89   $2.53  $2.28  $1.84  $1.46  $1.56
Accumulation unit value at end of period       $2.70   $2.93   $2.38  $1.82  $2.94   $2.89  $2.53  $2.28  $1.84  $1.46
Number of accumulation units outstanding at
end of period (000 omitted)                      575     685   1,547  1,775  1,885   1,605    937    431    147    125
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.81   $0.73   $0.61  $0.99  $1.02   $0.92  $0.88  $0.78  $0.61  $0.79
Accumulation unit value at end of period       $0.83   $0.81   $0.73  $0.61  $0.99   $1.02  $0.92  $0.88  $0.78  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                       20      33      52     81    104     122    171    282    210    204
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.22   $1.16   $0.80  $1.69  $1.69   $1.52  $1.47  $1.35  $1.00     --
Accumulation unit value at end of period       $1.16   $1.22   $1.16  $0.80  $1.69   $1.69  $1.52  $1.47  $1.35     --
Number of accumulation units outstanding at
end of period (000 omitted)                      802     995   1,098  1,240  1,262   1,368  1,471  1,173    333     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.53   $0.47   $0.39  $0.69  $0.63   $0.60  $0.56  $0.54  $0.42  $0.57
Accumulation unit value at end of period       $0.48   $0.53   $0.47  $0.39  $0.69   $0.63  $0.60  $0.56  $0.54  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                       41     184     193    187    229     241    320    416    470    489
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.26   $1.12   $0.94  $1.67  $1.52   $1.45  $1.36  $1.30  $1.00     --
Accumulation unit value at end of period       $1.14   $1.26   $1.12  $0.94  $1.67   $1.52  $1.45  $1.36  $1.30     --
Number of accumulation units outstanding at
end of period (000 omitted)                       67      81      80     95    171     514     32     36     20     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.74   $1.49   $1.07  $2.05  $1.89   $1.65  $1.54  $1.36  $1.00     --
Accumulation unit value at end of period       $1.58   $1.74   $1.49  $1.07  $2.05   $1.89  $1.65  $1.54  $1.36     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19      19      31     31     39      40     37     46     36     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.07   $1.00   $0.79  $1.15  $1.08   $1.00     --     --     --     --
Accumulation unit value at end of period       $1.05   $1.07   $1.00  $0.79  $1.15   $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       76     161     191    204    254     304     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.06   $0.99   $0.78  $1.14  $1.08   $1.00     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.06   $0.99  $0.78  $1.14   $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      17      26     31     45      28     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.93   $0.90   $0.72  $1.03  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.95   $0.93   $0.90  $0.72  $1.03      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9      22       6     19     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.89   $0.81   $0.61  $1.04  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.82   $0.89   $0.81  $0.61  $1.04      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      239     305   7,183  3,189  1,916      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.34   $1.19   $0.94  $1.33  $1.24   $1.14  $1.08  $1.00     --     --
Accumulation unit value at end of period       $1.23   $1.34   $1.19  $0.94  $1.33   $1.24  $1.14  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      159     196     214    226    300     338    380    266     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.54   $1.35   $1.07  $1.69  $1.76   $1.54  $1.51  $1.30  $1.00     --
Accumulation unit value at end of period       $1.48   $1.54   $1.35  $1.07  $1.69   $1.76  $1.54  $1.51  $1.30     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,313   3,998   6,138  7,040  7,150   7,069  4,450  1,542    246     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.61   $1.46   $1.20  $1.80  $1.78   $1.56  $1.45  $1.29  $1.00     --
Accumulation unit value at end of period       $1.55   $1.61   $1.46  $1.20  $1.80   $1.78  $1.56  $1.45  $1.29     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6      93     153    159    197     190    189    208    134     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.94   $0.83   $0.62  $1.05  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.87   $0.94   $0.83  $0.62  $1.05      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      332     440   7,917  6,530  5,027      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.04   $0.84   $0.60  $1.03  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.04   $1.04   $0.84  $0.60  $1.03      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       10      10      22     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.45   $1.32   $0.96  $1.55  $1.42   $1.35  $1.32  $1.23  $1.00     --
Accumulation unit value at end of period       $1.44   $1.45   $1.32  $0.96  $1.55   $1.42  $1.35  $1.32  $1.23     --
Number of accumulation units outstanding at
end of period (000 omitted)                       26      28      33     34     39      39     35     75     75     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.98   $0.90   $0.72  $1.09  $1.01   $0.91  $0.86  $0.79  $0.65  $0.84
Accumulation unit value at end of period       $0.95   $0.98   $0.90  $0.72  $1.09   $1.01  $0.91  $0.86  $0.79  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       7      9     10      44     49     54     60     68
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                         $2.05   $1.54   $0.96  $1.61  $1.60   $1.44  $1.40  $1.34  $1.00     --
Accumulation unit value at end of period       $1.81   $2.05   $1.54  $0.96  $1.61   $1.60  $1.44  $1.40  $1.34     --
Number of accumulation units outstanding at
end of period (000 omitted)                       30      77      95     97    104     110    115    142    117     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.38   $1.28   $1.10  $1.44  $1.41   $1.29  $1.28  $1.17  $1.00     --
Accumulation unit value at end of period       $1.38   $1.38   $1.28  $1.10  $1.44   $1.41  $1.29  $1.28  $1.17     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,031   1,200   1,487  1,996  3,177   3,276  3,166  3,185  2,107     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.38   $1.23   $0.94  $1.53  $1.22   $0.94  $0.82  $0.64  $0.48  $0.63
Accumulation unit value at end of period       $1.45   $1.38   $1.23  $0.94  $1.53   $1.22  $0.94  $0.82  $0.64  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                       62      71      90    113    128     193    290    358    415    453
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                         $2.75   $2.47   $1.89  $3.09  $2.46   $1.91  $1.67  $1.30  $1.00     --
Accumulation unit value at end of period       $2.89   $2.75   $2.47  $1.89  $3.09   $2.46  $1.91  $1.67  $1.30     --
Number of accumulation units outstanding at
end of period (000 omitted)                       43      78     111    125    150     146    126    111     59     --
--------------------------------------------------------------------------------------------------------------------------


 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.64   $0.46  $0.85  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.69   $0.78   $0.64  $0.46  $0.85      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      110     124   1,683  2,280    996      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.18   $0.91   $0.59  $1.12  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.18   $0.91  $0.59  $1.12      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $2.39   $1.87   $1.48  $2.43  $2.98   $2.19  $1.90  $1.42  $1.00     --
Accumulation unit value at end of period       $2.50   $2.39   $1.87  $1.48  $2.43   $2.98  $2.19  $1.90  $1.42     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9       9      14     59     86      85     95     95     55     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.71   $1.34   $1.06  $1.74  $2.14   $1.58  $1.38  $1.00     --     --
Accumulation unit value at end of period       $1.77   $1.71   $1.34  $1.06  $1.74   $2.14  $1.58  $1.38     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       30      35      59     75     70      76     83     53     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.37   $1.27   $0.90  $1.68  $1.50   $1.41  $1.37  $1.31  $1.00     --
Accumulation unit value at end of period       $1.32   $1.37   $1.27  $0.90  $1.68   $1.50  $1.41  $1.37  $1.31     --
Number of accumulation units outstanding at
end of period (000 omitted)                      954   1,167   1,473  1,623  1,718   1,728  1,429    747    148     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.56   $1.37   $1.00  $1.70  $1.63   $1.41  $1.26  $1.07  $0.77  $1.00
Accumulation unit value at end of period       $1.40   $1.56   $1.37  $1.00  $1.70   $1.63  $1.41  $1.26  $1.07  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                      309     313     562    645    737     429    462    327    229     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.60   $1.42   $1.22  $1.45  $1.34   $1.27  $1.26  $1.19  $1.03  $1.00
Accumulation unit value at end of period       $1.59   $1.60   $1.42  $1.22  $1.45   $1.34  $1.27  $1.26  $1.19  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                    2,542   3,022   8,791  8,108  9,314   6,883  5,202  3,248  1,819     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $0.40   $0.35   $0.29  $1.36  $1.39   $1.29  $1.29  $1.20  $1.00     --
Accumulation unit value at end of period       $0.38   $0.40   $0.35  $0.29  $1.36   $1.39  $1.29  $1.29  $1.20     --
Number of accumulation units outstanding at
end of period (000 omitted)                      166     245     223    197    214     199    207    214    167     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.98   $1.64   $1.21  $1.99  $2.05   $1.82  $1.69  $1.44  $1.00     --
Accumulation unit value at end of period       $1.90   $1.98   $1.64  $1.21  $1.99   $2.05  $1.82  $1.69  $1.44     --
Number of accumulation units outstanding at
end of period (000 omitted)                       51      57      79    123    198     192    164    179    148     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.13   $1.02   $0.85  $1.03  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.14   $1.13   $1.02  $0.85  $1.03      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      310     407   4,314  5,686  4,895      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.15   $1.14   $0.92  $1.13  $1.15   $1.14  $1.03  $0.97  $0.84  $1.00
Accumulation unit value at end of period       $1.12   $1.15   $1.14  $0.92  $1.13   $1.15  $1.14  $1.03  $0.97  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       12      44      77    114    123     133    155    148    132     33
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.33   $1.18   $0.93  $1.54  $1.66   $1.46  $1.41  $1.29  $1.00     --
Accumulation unit value at end of period       $1.25   $1.33   $1.18  $0.93  $1.54   $1.66  $1.46  $1.41  $1.29     --
Number of accumulation units outstanding at
end of period (000 omitted)                       37      39      32     32     40      41     42     45     37     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.74   $0.68   $0.56  $1.01  $0.95   $0.76  $0.68  $0.60  $0.47  $0.59
Accumulation unit value at end of period       $0.60   $0.74   $0.68  $0.56  $1.01   $0.95  $0.76  $0.68  $0.60  $0.47
Number of accumulation units outstanding at
end of period (000 omitted)                      575     682     744    934  1,657   1,026  1,024  1,360  1,054    666
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.13   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.05   $1.13      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       26      33      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.36   $1.19   $0.91  $1.50  $1.52   $1.38  $1.34  $1.27  $1.00     --
Accumulation unit value at end of period       $1.31   $1.36   $1.19  $0.91  $1.50   $1.52  $1.38  $1.34  $1.27     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $0.95   $0.74  $1.23  $1.44   $1.25  $1.18  $1.00     --     --
Accumulation unit value at end of period       $1.11   $1.18   $0.95  $0.74  $1.23   $1.44  $1.25  $1.18     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       29      37      40     45     87     763      2     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.12      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       54      22      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.12   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.12      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    9,198  11,690      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.04      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      685     405      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.04   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.06   $1.04      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,751   6,713      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.77   $0.60  $0.99  $1.00      --     --     --     --     --
Accumulation unit value at end of period       $0.80   $0.85   $0.77  $0.60  $0.99      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      366     487   9,716  5,598  3,875      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.29   $1.08   $0.80  $1.29  $1.24   $1.09  $1.10  $1.00     --     --
Accumulation unit value at end of period       $1.19   $1.29   $1.08  $0.80  $1.29   $1.24  $1.09  $1.10     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --     13     13      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.09      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,045   3,413      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.09   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.09      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   39,687  42,713      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.11      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      907     771      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.11   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.11      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   24,332  29,839      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.06   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.06      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,600   2,380      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.07   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.07      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    8,127   9,394      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.61   $1.31   $0.98  $1.45  $1.55   $1.31  $1.26  $1.07  $0.79  $1.00
Accumulation unit value at end of period       $1.51   $1.61   $1.31  $0.98  $1.45   $1.55  $1.31  $1.26  $1.07  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    1,403   1,665   1,992  2,323  2,697   2,783  2,494    926     92     --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.15   $1.75   $1.19  $2.22  $1.94   $1.44  $1.20  $1.00     --     --
Accumulation unit value at end of period       $1.81   $2.15   $1.75  $1.19  $2.22   $1.94  $1.44  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      662     733   2,149  2,773  1,890   1,574  1,129    548     --     --
--------------------------------------------------------------------------------------------------------------------------


 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008   2007   2006    2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.40   $1.15   $0.82  $1.39  $1.34   $1.26  $1.15  $1.00     --     --
Accumulation unit value at end of period       $1.33   $1.40   $1.15  $0.82  $1.39   $1.34  $1.26  $1.15     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      916   1,167   2,778  2,749  2,549   1,907  1,367    402     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.06   $0.95   $0.84  $1.20  $1.14   $1.03  $1.00  $0.93  $0.77  $0.90
Accumulation unit value at end of period       $1.11   $1.06   $0.95  $0.84  $1.20   $1.14  $1.03  $1.00  $0.93  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                      102     132     136    216    356     460    990  1,418  1,415  1,505
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $1.82   $1.59   $1.40  $2.44  $2.16   $1.79  $1.57  $1.34  $1.00     --
Accumulation unit value at end of period       $1.56   $1.82   $1.59  $1.40  $2.44   $2.16  $1.79  $1.57  $1.34     --
Number of accumulation units outstanding at
end of period (000 omitted)                      183     211     249    301    425     387    352    320    216     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.11   $0.99   $0.86  $1.38  $1.36   $1.17  $1.13  $1.03  $0.83  $1.05
Accumulation unit value at end of period       $1.07   $1.11   $0.99  $0.86  $1.38   $1.36  $1.17  $1.13  $1.03  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      288     388     391    412    447     532    679    518    534    482
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                         $2.04   $1.73   $1.23  $1.72  $1.56   $1.50  $1.48  $1.40  $1.00     --
Accumulation unit value at end of period       $1.89   $2.04   $1.73  $1.23  $1.72   $1.56  $1.50  $1.48  $1.40     --
Number of accumulation units outstanding at
end of period (000 omitted)                      857   1,082     170    194    284     283    298    336    232     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                         $1.00      --      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.05      --      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      359      --      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.60   $0.48   $0.32  $0.56  $0.50   $0.41  $0.39  $0.35  $0.25  $0.41
Accumulation unit value at end of period       $0.56   $0.60   $0.48  $0.32  $0.56   $0.50  $0.41  $0.39  $0.35  $0.25
Number of accumulation units outstanding at
end of period (000 omitted)                      338     441     268    278    331     341    374    654    660    655
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.22   $1.00      --     --     --      --     --     --     --     --
Accumulation unit value at end of period       $1.11   $1.22      --     --     --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      167     224      --     --     --      --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.62   $1.54   $1.40  $1.39  $1.33   $1.30  $1.30  $1.27  $1.19  $1.12
Accumulation unit value at end of period       $1.73   $1.62   $1.54  $1.40  $1.39   $1.33  $1.30  $1.30  $1.27  $1.19
Number of accumulation units outstanding at
end of period (000 omitted)                      952   1,315     925    951  1,942   3,108  1,402  1,115  1,012  1,004
--------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                        $1.09    $1.00   $0.82   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.04    $1.09   $1.00   $0.82      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    1        2       2       2      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.60    $1.37   $0.91   $1.76   $1.50   $1.40   $1.38  $1.33  $0.94  $1.00
Accumulation unit value at end of period      $1.20    $1.60   $1.37   $0.91   $1.76   $1.50   $1.40  $1.38  $1.33  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                  108      107     100     100     107      16      16     16     15     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.26    $1.14   $0.96   $1.65   $1.60   $1.39   $1.35  $1.24  $0.95  $1.00
Accumulation unit value at end of period      $1.32    $1.26   $1.14   $0.96   $1.65   $1.60   $1.39  $1.35  $1.24  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                   40       56      61      84     154     167     189    109     52      8
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.17    $1.15   $0.87   $1.89   $1.82   $1.37   $1.20  $1.00     --     --
Accumulation unit value at end of period      $0.93    $1.17   $1.15   $0.87   $1.89   $1.82   $1.37  $1.20     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                7,923    8,703  28,798  37,213  21,915  15,378   8,725  1,580     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.26    $1.17   $0.87   $1.46   $1.31   $1.34   $1.19  $1.12  $0.92  $1.00
Accumulation unit value at end of period      $1.20    $1.26   $1.17   $0.87   $1.46   $1.31   $1.34  $1.19  $1.12  $0.92
Number of accumulation units outstanding
at end of period (000 omitted)                    3        3       3       6       8       8       8      8      7      2
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.22    $1.18   $1.09   $1.13   $1.05   $1.05   $1.05  $1.00     --     --
Accumulation unit value at end of period      $1.34    $1.22   $1.18   $1.09   $1.13   $1.05   $1.05  $1.05     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                8,705   12,467  14,455  14,852  23,568  25,472  20,290  3,919     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.40    $1.26   $0.96   $1.77   $1.53   $1.24   $1.12  $1.00     --     --
Accumulation unit value at end of period      $1.21    $1.40   $1.26   $0.96   $1.77   $1.53   $1.24  $1.12     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --       --      --       7       7       5      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.99    $0.85   $0.67   $0.90   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.97    $0.99   $0.85   $0.67   $0.90      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   --       --      --       6       9      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.04    $0.91   $0.69   $1.20   $1.01   $1.06   $1.06  $1.00     --     --
Accumulation unit value at end of period      $1.03    $1.04   $0.91   $0.69   $1.20   $1.01   $1.06  $1.06     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                4,210    5,777   7,197   7,837   8,361  23,813   6,935  1,154     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.15    $1.03   $0.88   $1.22   $1.31   $1.12   $1.09  $1.00     --     --
Accumulation unit value at end of period      $1.14    $1.15   $1.03   $0.88   $1.22   $1.31   $1.12  $1.09     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   57       76     102      77      74      88      26     18     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.12    $1.01   $0.83   $1.20   $1.20   $1.07   $1.05  $0.97  $0.82  $1.00
Accumulation unit value at end of period      $1.13    $1.12   $1.01   $0.83   $1.20   $1.20   $1.07  $1.05  $0.97  $0.82
Number of accumulation units outstanding
at end of period (000 omitted)                    9        9       9      36      50      54      57     60     12     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.00    $1.02   $1.03   $1.03   $1.00   $0.97   $0.96  $0.97  $0.99  $1.00
Accumulation unit value at end of period      $0.98    $1.00   $1.02   $1.03   $1.03   $1.00   $0.97  $0.96  $0.97  $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                4,164    3,587  19,621   8,230   5,476   2,192   1,151    399     76     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.26    $1.18   $1.05   $1.14   $1.10   $1.07   $1.07  $1.04  $1.01  $1.00
Accumulation unit value at end of period      $1.32    $1.26   $1.18   $1.05   $1.14   $1.10   $1.07  $1.07  $1.04  $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                3,083    4,009  84,971  77,286  67,959  33,990   1,077    842    152     40
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.63    $1.42   $1.13   $1.94   $1.83   $1.55   $1.39  $1.20  $0.86  $1.08
Accumulation unit value at end of period      $1.52    $1.63   $1.42   $1.13   $1.94   $1.83   $1.55  $1.39  $1.20  $0.86
Number of accumulation units outstanding
at end of period (000 omitted)                8,456   10,953  63,435  55,414  35,371  27,624   9,764    608    392    325
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.64    $0.56   $0.46   $0.81   $0.80   $0.70   $0.67  $0.65  $0.51  $0.67
Accumulation unit value at end of period      $0.67    $0.64   $0.56   $0.46   $0.81   $0.80   $0.70  $0.67  $0.65  $0.51
Number of accumulation units outstanding
at end of period (000 omitted)                7,129    9,784  12,306  14,085  14,409  15,807  17,584  7,616     --     --
-----------------------------------------------------------------------------------------------------------------------------


 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $2.52    $2.14   $1.25   $2.75   $2.02   $1.54   $1.17  $1.00     --     --
Accumulation unit value at end of period      $1.96    $2.52   $2.14   $1.25   $2.75   $2.02   $1.54  $1.17     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,530    2,741  12,170  16,976  10,106   9,010   5,172  1,070     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.15    $1.12   $1.07   $1.09   $1.02   $1.00      --     --     --     --
Accumulation unit value at end of period      $1.25    $1.15   $1.12   $1.07   $1.09   $1.02      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,043    2,737  67,428  34,578  35,149  26,599      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.23    $1.11   $0.79   $1.07   $1.07   $1.00      --     --     --     --
Accumulation unit value at end of period      $1.28    $1.23   $1.11   $0.79   $1.07   $1.07      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,446    2,071   2,632   3,351   4,145   9,940      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.55    $1.39   $0.92   $1.25   $1.25   $1.14   $1.12  $1.02  $0.83  $0.90
Accumulation unit value at end of period      $1.61    $1.55   $1.39   $0.92   $1.25   $1.25   $1.14  $1.12  $1.02  $0.83
Number of accumulation units outstanding
at end of period (000 omitted)                1,679    2,244   4,591   5,601   6,703   8,935   4,144    855    325     80
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                        $1.48    $1.33   $0.95   $1.19   $1.18   $1.11   $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.55    $1.48   $1.33   $0.95   $1.19   $1.18   $1.11  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,002    1,436  41,498  25,442  20,776   8,355       8     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.42    $1.27   $1.01   $1.73   $1.56   $1.28   $1.14  $1.00     --     --
Accumulation unit value at end of period      $1.22    $1.42   $1.27   $1.01   $1.73   $1.56   $1.28  $1.14     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   13       13      13      20      20      20      16      1     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.07    $0.93   $0.69   $1.27   $1.25   $1.14   $1.07  $1.00     --     --
Accumulation unit value at end of period      $1.02    $1.07   $0.93   $0.69   $1.27   $1.25   $1.14  $1.07     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  231      331     809   5,059   3,798      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.99    $0.83   $0.67   $1.12   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.95    $0.99   $0.83   $0.67   $1.12      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,550    1,822  76,608  52,069  30,376      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.87    $0.78   $0.57   $1.13   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.72    $0.87   $0.78   $0.57   $1.13      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   40       44      70      20      17      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.69    $1.36   $0.85   $1.56   $1.40   $1.42   $1.31  $1.22  $1.02  $1.00
Accumulation unit value at end of period      $1.41    $1.69   $1.36   $0.85   $1.56   $1.40   $1.42  $1.31  $1.22  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                  258      314     406     643     597     708     735    335     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.90    $0.74   $0.54   $1.00   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.81    $0.90   $0.74   $0.54   $1.00      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  174      171     136     136     136      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.13    $1.00   $0.81   $1.30   $1.26   $1.11   $1.08  $1.00     --     --
Accumulation unit value at end of period      $1.12    $1.13   $1.00   $0.81   $1.30   $1.26   $1.11  $1.08     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  255      408     405     374     367     227     227    174     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.13    $0.96   $0.77   $1.29   $1.32   $1.13   $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.09    $1.13   $0.96   $0.77   $1.29   $1.32   $1.13  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    2        2       2       3       2       3       3     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.25    $1.00   $0.73   $1.21   $1.29   $1.17   $1.14  $0.97  $0.67  $0.82
Accumulation unit value at end of period      $1.13    $1.25   $1.00   $0.73   $1.21   $1.29   $1.17  $1.14  $0.97  $0.67
Number of accumulation units outstanding
at end of period (000 omitted)                   33       37      48      69     330     434     444    441    399     78
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.20    $1.19   $1.14   $1.19   $1.15   $1.13   $1.13  $1.14  $1.14  $1.10
Accumulation unit value at end of period      $1.20    $1.20   $1.19   $1.14   $1.19   $1.15   $1.13  $1.13  $1.14  $1.14
Number of accumulation units outstanding
at end of period (000 omitted)                2,096    2,681  13,727   7,345   6,207   5,084   3,085  1,544  1,019    864
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.47    $1.18   $0.96   $1.36   $1.42   $1.21   $1.17  $1.00     --     --
Accumulation unit value at end of period      $1.35    $1.47   $1.18   $0.96   $1.36   $1.42   $1.21  $1.17     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  802      962  40,544  28,150  20,212      23       4      2     --     --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.97    $0.84   $0.72   $1.10   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.83    $0.97   $0.84   $0.72   $1.10      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  395      456     200     140     135      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.24    $0.99   $0.75   $1.28   $1.28   $1.21   $1.13  $1.00     --     --
Accumulation unit value at end of period      $1.22    $1.24   $0.99   $0.75   $1.28   $1.28   $1.21  $1.13     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   13       19      21      20      19      22      15     13     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.37    $1.07   $0.70   $1.20   $1.07   $1.05   $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.24    $1.37   $1.07   $0.70   $1.20   $1.07   $1.05  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,280    1,660   2,334   3,051   3,154   7,113   2,763    500     --     --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.69    $0.61   $0.46   $0.72   $0.68   $0.63   $0.62  $0.59  $0.48  $0.68
Accumulation unit value at end of period      $0.68    $0.69   $0.61   $0.46   $0.72   $0.68   $0.63  $0.62  $0.59  $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                  155      226     259     265     305     318     237    244    135     71
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.18    $1.05   $0.87   $1.26   $1.20   $1.05   $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.27    $1.18   $1.05   $0.87   $1.26   $1.20   $1.05  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    1        1       9      14       1       1       1      1     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.82    $0.76   $0.62   $1.09   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.68    $0.82   $0.76   $0.62   $1.09      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   18       18      19      17      18      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.25    $1.22   $0.95   $1.54   $1.51   $1.25   $1.14  $1.00     --     --
Accumulation unit value at end of period      $0.99    $1.25   $1.22   $0.95   $1.54   $1.51   $1.25  $1.14     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    6       14      63      66     115      87      57      9     --     --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.07    $1.00   $0.70   $0.98   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.08    $1.07   $1.00   $0.70   $0.98      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  986    1,158  31,381  22,672  16,330      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.31    $1.13   $0.83   $1.28   $1.20   $1.10   $1.06  $1.02  $0.91  $1.00
Accumulation unit value at end of period      $1.24    $1.31   $1.13   $0.83   $1.28   $1.20   $1.10  $1.06  $1.02  $0.91
Number of accumulation units outstanding
at end of period (000 omitted)                   11       11      11       8      25      83     118     97     53     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.73    $1.50   $1.13   $2.00   $1.74   $1.58   $1.38  $1.22  $0.97  $1.00
Accumulation unit value at end of period      $1.65    $1.73   $1.50   $1.13   $2.00   $1.74   $1.58  $1.38  $1.22  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)               10,705   13,957  27,907  47,719  43,300  45,089  16,531  3,067    152     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.31    $1.13   $0.85   $1.47   $1.40   $1.25   $1.05  $1.06  $0.86  $0.95
Accumulation unit value at end of period      $1.25    $1.31   $1.13   $0.85   $1.47   $1.40   $1.25  $1.05  $1.06  $0.86
Number of accumulation units outstanding
at end of period (000 omitted)                   30       61      67      72      79      90      82     92     19     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.10    $0.98   $0.78   $1.37   $1.25   $1.13   $1.07  $1.03  $0.85  $1.00
Accumulation unit value at end of period      $1.10    $1.10   $0.98   $0.78   $1.37   $1.25   $1.13  $1.07  $1.03  $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                   15       36      45      48     218     339     345    306    122      2
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.03    $0.84   $0.67   $1.29   $1.04   $0.99   $0.96  $0.94  $0.73  $1.00
Accumulation unit value at end of period      $1.01    $1.03   $0.84   $0.67   $1.29   $1.04   $0.99  $0.96  $0.94  $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                  107      128     125     129     305     368     324    327     68     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.59    $1.42   $1.01   $1.37   $1.36   $1.25   $1.24  $1.15  $0.92  $0.91
Accumulation unit value at end of period      $1.62    $1.59   $1.42   $1.01   $1.37   $1.36   $1.25  $1.24  $1.15  $0.92
Number of accumulation units outstanding
at end of period (000 omitted)                   55       90     102     127     159     157     123    186    155     59
-----------------------------------------------------------------------------------------------------------------------------



 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.23    $1.17   $1.03   $1.08   $1.06   $1.03   $1.03  $1.00     --     --
Accumulation unit value at end of period      $1.30    $1.23   $1.17   $1.03   $1.08   $1.06   $1.03  $1.03     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                4,787    6,648  45,428  40,566  40,253  12,953   8,188  1,336     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $2.34    $1.85   $1.35   $2.27   $2.00   $1.81   $1.56  $1.27  $0.94  $1.06
Accumulation unit value at end of period      $2.05    $2.34   $1.85   $1.35   $2.27   $2.00   $1.81  $1.56  $1.27  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                1,684    2,096  12,835  18,330  11,091   7,570   3,100  1,208    722    290
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.30    $1.17   $0.94   $1.71   $1.49   $1.28   $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.05    $1.30   $1.17   $0.94   $1.71   $1.49   $1.28  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,997    2,249   4,907   4,814   4,416   4,843   4,036  1,573     --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.76    $1.48   $1.27   $2.23   $2.87   $2.42   $2.17  $1.68  $1.26  $1.25
Accumulation unit value at end of period      $1.63    $1.76   $1.48   $1.27   $2.23   $2.87   $2.42  $2.17  $1.68  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)                  212      258     622     854   1,179     527     512    421    292    334
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.68    $1.52   $1.14   $1.65   $1.61   $1.39   $1.39  $1.24  $0.96  $0.98
Accumulation unit value at end of period      $1.69    $1.68   $1.52   $1.14   $1.65   $1.61   $1.39  $1.39  $1.24  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                1,164    1,832   2,044   2,501   3,051   2,743   2,554  2,119  1,118    777
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.20    $1.01   $0.88   $1.22   $1.28   $1.11   $1.09  $1.00     --     --
Accumulation unit value at end of period      $1.25    $1.20   $1.01   $0.88   $1.22   $1.28   $1.11  $1.09     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  110      113     134     142     160      63      38     14     --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.72    $1.37   $1.08   $1.63   $1.70   $1.48   $1.38  $1.14  $0.88  $1.00
Accumulation unit value at end of period      $1.63    $1.72   $1.37   $1.08   $1.63   $1.70   $1.48  $1.38  $1.14  $0.88
Number of accumulation units outstanding
at end of period (000 omitted)                  116      166     194     231     311     300     281    284     75     11
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.63    $0.50   $0.36   $0.63   $0.57   $0.54   $0.52  $0.48  $0.35  $0.50
Accumulation unit value at end of period      $0.59    $0.63   $0.50   $0.36   $0.63   $0.57   $0.54  $0.52  $0.48  $0.35
Number of accumulation units outstanding
at end of period (000 omitted)                  487      738     838   1,058   1,427   1,612   1,719  1,992  1,273  1,008
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.49    $1.36   $1.10   $1.78   $1.75   $1.50   $1.38  $1.25  $1.01  $1.17
Accumulation unit value at end of period      $1.45    $1.49   $1.36   $1.10   $1.78   $1.75   $1.50  $1.38  $1.25  $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                1,054    1,353   1,660   1,878   2,787   9,197   2,844  3,112    870    324
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.56    $1.47   $1.09   $1.86   $1.64   $1.37   $1.27  $1.09  $0.84  $1.00
Accumulation unit value at end of period      $1.37    $1.56   $1.47   $1.09   $1.86   $1.64   $1.37  $1.27  $1.09  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                  152      161     166     180     309     377     365    308    127      1
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.83    $1.63   $1.40   $1.34   $1.23   $1.11   $1.16  $1.00     --     --
Accumulation unit value at end of period      $1.79    $1.83   $1.63   $1.40   $1.34   $1.23   $1.11  $1.16     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                3,899    4,938  34,264  32,433  35,814  23,082   7,734  1,493     --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.12    $1.06   $0.82   $1.45   $1.44   $1.20   $1.12  $1.00     --     --
Accumulation unit value at end of period      $1.02    $1.12   $1.06   $0.82   $1.45   $1.44   $1.20  $1.12     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  165      269     256     311     510     376     226    177     --     --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $2.91    $2.37   $1.81   $2.93   $2.88   $2.53   $2.28  $1.84  $1.46  $1.56
Accumulation unit value at end of period      $2.68    $2.91   $2.37   $1.81   $2.93   $2.88   $2.53  $2.28  $1.84  $1.46
Number of accumulation units outstanding
at end of period (000 omitted)                2,277    2,833  10,008  11,967  11,638   9,377   4,128  1,284    550    386
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.80    $0.72   $0.61   $0.98   $1.02   $0.92   $0.87  $0.77  $0.61  $0.79
Accumulation unit value at end of period      $0.82    $0.80   $0.72   $0.61   $0.98   $1.02   $0.92  $0.87  $0.77  $0.61
Number of accumulation units outstanding
at end of period (000 omitted)                  266      322     468     492     587     636     956    816    519    391
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.12    $1.07   $0.74   $1.56   $1.56   $1.41   $1.36  $1.24  $0.95  $1.00
Accumulation unit value at end of period      $1.07    $1.12   $1.07   $0.74   $1.56   $1.56   $1.41  $1.36  $1.24  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                1,475    1,830   2,251   2,882   2,554   2,791   3,249  1,479    220     70
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.53    $0.47   $0.39   $0.69   $0.63   $0.60   $0.56  $0.54  $0.42  $0.57
Accumulation unit value at end of period      $0.48    $0.53   $0.47   $0.39   $0.69   $0.63   $0.60  $0.56  $0.54  $0.42
Number of accumulation units outstanding
at end of period (000 omitted)                  189      205     223     331     415     423     483    662    647    503
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                        $0.97    $0.86   $0.72   $1.28   $1.16   $1.12   $1.05  $1.00  $0.79  $1.00
Accumulation unit value at end of period      $0.88    $0.97   $0.86   $0.72   $1.28   $1.16   $1.12  $1.05  $1.00  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                  349      380   4,126   3,856   4,110   3,472     324    329    238     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.60    $1.37   $0.98   $1.89   $1.74   $1.52   $1.42  $1.25  $0.94  $1.00
Accumulation unit value at end of period      $1.45    $1.60   $1.37   $0.98   $1.89   $1.74   $1.52  $1.42  $1.25  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                   28       86      97     110     133     147     153    163     29     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.07    $0.99   $0.79   $1.15   $1.08   $1.00      --     --     --     --
Accumulation unit value at end of period      $1.05    $1.07   $0.99   $0.79   $1.15   $1.08      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  169      269     330     358     424     575      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.06    $0.98   $0.78   $1.14   $1.08   $1.00      --     --     --     --
Accumulation unit value at end of period      $1.04    $1.06   $0.98   $0.78   $1.14   $1.08      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   11       12      12      11      14      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.93    $0.90   $0.72   $1.03   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.95    $0.93   $0.90   $0.72   $1.03      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   27       29      14      17       9      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.89    $0.81   $0.61   $1.04   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.82    $0.89   $0.81   $0.61   $1.04      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,321    1,471  61,756  25,377  13,924      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.33    $1.19   $0.93   $1.33   $1.24   $1.14   $1.08  $1.00     --     --
Accumulation unit value at end of period      $1.22    $1.33   $1.19   $0.93   $1.33   $1.24   $1.14  $1.08     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  342      426     560     664     808     912   1,051    427     --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.48    $1.30   $1.03   $1.63   $1.70   $1.49   $1.45  $1.26  $0.98  $1.00
Accumulation unit value at end of period      $1.42    $1.48   $1.30   $1.03   $1.63   $1.70   $1.49  $1.45  $1.26  $0.98
Number of accumulation units outstanding
at end of period (000 omitted)               12,380   16,064  35,637  43,373  36,774  36,888  18,912  3,700     73     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.49    $1.35   $1.11   $1.66   $1.65   $1.45   $1.34  $1.20  $0.96  $1.00
Accumulation unit value at end of period      $1.43    $1.49   $1.35   $1.11   $1.66   $1.65   $1.45  $1.34  $1.20  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                   81      103      88     102     221     225     252    244     80     --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.94    $0.83   $0.62   $1.05   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.87    $0.94   $0.83   $0.62   $1.05      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,385    1,565  65,361  54,012  36,050      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.04    $0.84   $0.60   $1.03   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.03    $1.04   $0.84   $0.60   $1.03      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   66       80      45      27      10      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.18    $1.07   $0.78   $1.27   $1.16   $1.10   $1.07  $1.00     --     --
Accumulation unit value at end of period      $1.17    $1.18   $1.07   $0.78   $1.27   $1.16   $1.10  $1.07     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   11       11      11      11      11      11      11     11     --     --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.98    $0.90   $0.72   $1.09   $1.01   $0.91   $0.86  $0.78  $0.65  $0.84
Accumulation unit value at end of period      $0.94    $0.98   $0.90   $0.72   $1.09   $1.01   $0.91  $0.86  $0.78  $0.65
Number of accumulation units outstanding
at end of period (000 omitted)                  199      294     363     384     402     403     451    539    354    166
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.17    $1.08   $0.86   $1.32   $1.22   $1.10   $1.04  $0.96  $0.80  $1.00
Accumulation unit value at end of period      $1.12    $1.17   $1.08   $0.86   $1.32   $1.22   $1.10  $1.04  $0.96  $0.80
Number of accumulation units outstanding
at end of period (000 omitted)                   14       14      14      14      74      85      68     41     21     --
-----------------------------------------------------------------------------------------------------------------------------



 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.47    $1.10   $0.69   $1.16   $1.15   $1.04   $1.00  $0.96  $0.73  $1.00
Accumulation unit value at end of period      $1.29    $1.47   $1.10   $0.69   $1.16   $1.15   $1.04  $1.00  $0.96  $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                   92       92      96     101     141     155     155    138    107      1
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.24    $1.15   $0.99   $1.30   $1.28   $1.16   $1.15  $1.06  $0.93  $1.00
Accumulation unit value at end of period      $1.24    $1.24   $1.15   $0.99   $1.30   $1.28   $1.16  $1.15  $1.06  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                  513      617     632     661   1,039   1,095   1,130  1,184    348      7
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.37    $1.22   $0.93   $1.53   $1.21   $0.94   $0.82  $0.64  $0.48  $0.63
Accumulation unit value at end of period      $1.44    $1.37   $1.22   $0.93   $1.53   $1.21   $0.94  $0.82  $0.64  $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                  161      181     217     283     580     675     770    912    684    721
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $2.38    $2.13   $1.63   $2.67   $2.13   $1.65   $1.44  $1.13  $0.85  $1.00
Accumulation unit value at end of period      $2.49    $2.38   $2.13   $1.63   $2.67   $2.13   $1.65  $1.44  $1.13  $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                   37       43      56      66     103      85      72     63     37      9
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.77    $0.64   $0.46   $0.85   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.68    $0.77   $0.64   $0.46   $0.85      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  296      333  14,104  18,345   7,208      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.18    $0.91   $0.59   $1.12   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.08    $1.18   $0.91   $0.59   $1.12      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   18       19      10       9       8      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $2.18    $1.71   $1.35   $2.21   $2.72   $2.00   $1.74  $1.30  $0.96  $1.00
Accumulation unit value at end of period      $2.27    $2.18   $1.71   $1.35   $2.21   $2.72   $2.00  $1.74  $1.30  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                   39       40      41      44      46      47      48     50      7     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.70    $1.34   $1.06   $1.74   $2.14   $1.58   $1.37  $1.00     --     --
Accumulation unit value at end of period      $1.77    $1.70   $1.34   $1.06   $1.74   $2.14   $1.58  $1.37     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  199      289     498     554     553     510     443    177     --     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.28    $1.20   $0.84   $1.58   $1.41   $1.33   $1.29  $1.24  $0.97  $1.00
Accumulation unit value at end of period      $1.25    $1.28   $1.20   $0.84   $1.58   $1.41   $1.33  $1.29  $1.24  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                4,237    5,659   6,442   7,744   7,383   8,562   6,720  1,419     14     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.56    $1.37   $1.00   $1.71   $1.64   $1.42   $1.27  $1.08  $0.77  $1.00
Accumulation unit value at end of period      $1.40    $1.56   $1.37   $1.00   $1.71   $1.64   $1.42  $1.27  $1.08  $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                  320      469     582     612     831     683     680    562    136     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.60    $1.41   $1.21   $1.44   $1.34   $1.27   $1.26  $1.18  $1.03  $1.00
Accumulation unit value at end of period      $1.58    $1.60   $1.41   $1.21   $1.44   $1.34   $1.27  $1.26  $1.18  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                5,377    6,880  57,951  47,806  44,474  21,466   9,445  2,076    137      5
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.85    $1.53   $1.14   $1.86   $1.92   $1.70   $1.58  $1.35  $0.95  $1.00
Accumulation unit value at end of period      $1.77    $1.85   $1.53   $1.14   $1.86   $1.92   $1.70  $1.58  $1.35  $0.95
Number of accumulation units outstanding
at end of period (000 omitted)                  160      185     206     207     221     168     168    143     64     18
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.13    $1.02   $0.85   $1.03   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.13    $1.13   $1.02   $0.85   $1.03      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,040    1,090  33,919  46,677  37,481      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.15    $1.14   $0.92   $1.13   $1.15   $1.14   $1.02  $0.97  $0.84  $1.00
Accumulation unit value at end of period      $1.11    $1.15   $1.14   $0.92   $1.13   $1.15   $1.14  $1.02  $0.97  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                    7       23      97     123     136     162     175    177    188     73
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.05    $0.93   $0.73   $1.21   $1.31   $1.15   $1.11  $1.02  $0.81  $1.00
Accumulation unit value at end of period      $0.98    $1.05   $0.93   $0.73   $1.21   $1.31   $1.15  $1.11  $1.02  $0.81
Number of accumulation units outstanding
at end of period (000 omitted)                   50       50       8      11      33      59      57     66     52     --
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.37    $1.27   $0.88   $1.18   $1.14   $1.11   $1.10  $1.07  $1.05  $1.00
Accumulation unit value at end of period      $1.42    $1.37   $1.27   $0.88   $1.18   $1.14   $1.11  $1.10  $1.07  $1.05
Number of accumulation units outstanding
at end of period (000 omitted)                    2        2       2      --      53      83     110     69     37     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.74    $0.68   $0.56   $1.01   $0.95   $0.75   $0.68  $0.60  $0.47  $0.58
Accumulation unit value at end of period      $0.60    $0.74   $0.68   $0.56   $1.01   $0.95   $0.75  $0.68  $0.60  $0.47
Number of accumulation units outstanding
at end of period (000 omitted)                  526      877     955   1,134   1,511   1,624   1,716  1,786  1,760  1,350
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                        $1.13    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.05    $1.13      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   84      125      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.18    $0.95   $0.73   $1.23   $1.44   $1.25   $1.18  $1.00     --     --
Accumulation unit value at end of period      $1.10    $1.18   $0.95   $0.73   $1.23   $1.44   $1.25  $1.18     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  285      299     325     340     355   5,948      89      5     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.12    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.06    $1.12      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                3,578    3,678      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.12    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.06    $1.12      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               57,497   68,262      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.04    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.05    $1.04      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                4,700    2,476      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.04    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.05    $1.04      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               53,602   58,932      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.84    $0.77   $0.60   $0.99   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.80    $0.84   $0.77   $0.60   $0.99      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                1,741    2,012  81,300  45,483  28,284      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.29    $1.08   $0.80   $1.29   $1.24   $1.08   $1.10  $1.00     --     --
Accumulation unit value at end of period      $1.19    $1.29   $1.08   $0.80   $1.29   $1.24   $1.08  $1.10     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    7        7       7       7       7       8       8      2     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.09    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.09      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               36,336   32,170      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.09    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.09      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)              458,939  516,525      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.11    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.11      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               28,278   25,057      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.11    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.11      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)              213,018  254,807      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.06    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.06      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                9,842    6,739      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------



 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011     2010    2009    2008    2007    2006    2005    2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.07    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07    $1.07      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               69,228   81,004      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.60    $1.31   $0.98   $1.45   $1.55   $1.31   $1.26  $1.07  $0.79  $1.00
Accumulation unit value at end of period      $1.50    $1.60   $1.31   $0.98   $1.45   $1.55   $1.31  $1.26  $1.07  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                4,522    5,828   9,670  11,364  11,900  10,097   9,125  1,935     72     20
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                        $2.14    $1.74   $1.18   $2.21   $1.94   $1.44   $1.20  $1.00     --     --
Accumulation unit value at end of period      $1.80    $2.14   $1.74   $1.18   $2.21   $1.94   $1.44  $1.20     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                2,072    2,430  14,141  19,452  10,278   8,406   4,181    858     --     --
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.39    $1.15   $0.82   $1.39   $1.34   $1.26   $1.15  $1.00     --     --
Accumulation unit value at end of period      $1.32    $1.39   $1.15   $0.82   $1.39   $1.34   $1.26  $1.15     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                3,139    4,208  17,593  17,008  13,828   7,563   5,332    946     --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.05    $0.95   $0.83   $1.20   $1.13   $1.03   $0.99  $0.92  $0.77  $0.90
Accumulation unit value at end of period      $1.10    $1.05   $0.95   $0.83   $1.20   $1.13   $1.03  $0.99  $0.92  $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                  566      822     941   1,078   1,784   2,517   2,665  2,740  2,853  2,230
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.62    $1.41   $1.24   $2.17   $1.92   $1.59   $1.40  $1.20  $0.93  $1.00
Accumulation unit value at end of period      $1.39    $1.62   $1.41   $1.24   $2.17   $1.92   $1.59  $1.40  $1.20  $0.93
Number of accumulation units outstanding
at end of period (000 omitted)                1,129    1,408   1,909   1,823   1,770   2,013   1,419    443    326     53
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.10    $0.98   $0.86   $1.37   $1.36   $1.17   $1.12  $1.03  $0.83  $1.05
Accumulation unit value at end of period      $1.06    $1.10   $0.98   $0.86   $1.37   $1.36   $1.17  $1.12  $1.03  $0.83
Number of accumulation units outstanding
at end of period (000 omitted)                1,066    1,342   4,297   1,427   1,795   1,983   2,255  1,615  1,429    993
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.91    $1.63   $1.15   $1.61   $1.47   $1.41   $1.39  $1.32  $0.96  $1.00
Accumulation unit value at end of period      $1.77    $1.91   $1.63   $1.15   $1.61   $1.47   $1.41  $1.39  $1.32  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                3,097    4,103   2,160   2,719   3,312   3,653   2,474    717    169     45
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of
period                                        $1.00       --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.05       --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  395       --      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.60    $0.48   $0.32   $0.55   $0.49   $0.41   $0.39  $0.35  $0.25  $0.41
Accumulation unit value at end of period      $0.56    $0.60   $0.48   $0.32   $0.55   $0.49   $0.41  $0.39  $0.35  $0.25
Number of accumulation units outstanding
at end of period (000 omitted)                1,928    2,412     611     755     924   1,086   1,314  1,371  1,396    976
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                        $1.22    $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.11    $1.22      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  233      253      --      --      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.61    $1.53   $1.39   $1.38   $1.33   $1.30   $1.30  $1.26  $1.18  $1.12
Accumulation unit value at end of period      $1.72    $1.61   $1.53   $1.39   $1.38   $1.33   $1.30  $1.30  $1.26  $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                3,996    5,466  11,055  11,176  16,465  11,634   3,551    990    627    579
-----------------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.09    $1.00   $0.82   $1.00      --      --     --     --     --
Accumulation unit value at end of period          $1.04    $1.09   $1.00   $0.82      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         142      142      35      50      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period    $1.20    $1.03   $0.68   $1.32   $1.12   $1.05  $1.04  $1.00  $1.00
Accumulation unit value at end of period          $0.90    $1.20   $1.03   $0.68   $1.32   $1.12  $1.05  $1.04  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                          15       18      15      58       7       6      6      6     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period    $1.09    $0.98   $0.83   $1.43   $1.39   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period          $1.14    $1.09   $0.98   $0.83   $1.43   $1.39  $1.21  $1.17  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                         108      114     134     174     251      91     97     97     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period    $1.17    $1.14   $0.87   $1.88   $1.82   $1.37  $1.20  $1.00     --
Accumulation unit value at end of period          $0.93    $1.17   $1.14   $0.87   $1.88   $1.82  $1.37  $1.20     --
Number of accumulation units outstanding at
end of period (000 omitted)                       3,640    3,596  11,757  15,828   9,576   6,198  3,335    653     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period    $1.15    $1.07   $0.79   $1.34   $1.20   $1.23  $1.09  $1.02  $1.00
Accumulation unit value at end of period          $1.10    $1.15   $1.07   $0.79   $1.34   $1.20  $1.23  $1.09  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      11      11      11     11     11     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.22    $1.18   $1.09   $1.13   $1.05   $1.05  $1.05  $1.00     --
Accumulation unit value at end of period          $1.34    $1.22   $1.18   $1.09   $1.13   $1.05  $1.05  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       4,196    5,323   5,617   5,447   8,784  10,182  7,937  1,618     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.39    $1.25   $0.96   $1.76   $1.52   $1.24  $1.12  $1.00     --
Accumulation unit value at end of period          $1.20    $1.39   $1.25   $0.96   $1.76   $1.52  $1.24  $1.12     --
Number of accumulation units outstanding at
end of period (000 omitted)                           1        1       1       1      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.99    $0.85   $0.67   $0.90   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.97    $0.99   $0.85   $0.67   $0.90      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          16       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.03    $0.91   $0.69   $1.20   $1.01   $1.06  $1.06  $1.00     --
Accumulation unit value at end of period          $1.03    $1.03   $0.91   $0.69   $1.20   $1.01  $1.06  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                       3,523    4,344   5,028   5,587   5,961  16,187  4,805    716     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.14    $1.03   $0.87   $1.22   $1.31   $1.12  $1.09  $1.00     --
Accumulation unit value at end of period          $1.13    $1.14   $1.03   $0.87   $1.22   $1.31  $1.12  $1.09     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --       8      --       2       4     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.02    $1.04   $1.06   $1.05   $1.02   $1.00  $0.99  $1.00  $1.00
Accumulation unit value at end of period          $1.01    $1.02   $1.04   $1.06   $1.05   $1.02  $1.00  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                       2,579    2,601   8,934   4,450   2,213   1,656    856  2,485     23
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.22    $1.14   $1.02   $1.11   $1.07   $1.04  $1.04  $1.01  $1.00
Accumulation unit value at end of period          $1.28    $1.22   $1.14   $1.02   $1.11   $1.07  $1.04  $1.04  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                       1,652    2,027  36,126  35,807  33,077  17,563    268    265     19
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.49    $1.29   $1.03   $1.77   $1.67   $1.42  $1.27  $1.09  $1.00
Accumulation unit value at end of period          $1.39    $1.49   $1.29   $1.03   $1.77   $1.67  $1.42  $1.27  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                       4,330    5,036  28,347  27,080  17,997  13,288  4,126     78      4
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.01    $0.87   $0.71   $1.26   $1.24   $1.10  $1.05  $1.00     --
Accumulation unit value at end of period          $1.04    $1.01   $0.87   $0.71   $1.26   $1.24  $1.10  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       2,271    2,788   3,242   3,350   3,351   4,233  4,918  2,114     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $2.51    $2.13   $1.25   $2.74   $2.02   $1.54  $1.17  $1.00     --
Accumulation unit value at end of period          $1.95    $2.51   $2.13   $1.25   $2.74   $2.02  $1.54  $1.17     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,208    1,189   4,952   7,641   4,674   4,284  2,111    441     --
-------------------------------------------------------------------------------------------------------------------------


 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period    $1.15    $1.12   $1.07   $1.09   $1.02   $1.00     --     --     --
Accumulation unit value at end of period          $1.24    $1.15   $1.12   $1.07   $1.09   $1.02     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         789    1,027  25,427  13,579  14,150  10,881     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period    $1.22    $1.11   $0.79   $1.06   $1.06   $1.00     --     --     --
Accumulation unit value at end of period          $1.28    $1.22   $1.11   $0.79   $1.06   $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,521    1,842   1,977   2,390   4,965   6,135     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.50    $1.34   $0.89   $1.21   $1.20   $1.11  $1.08  $1.00     --
Accumulation unit value at end of period          $1.56    $1.50   $1.34   $0.89   $1.21   $1.20  $1.11  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                         870      931   1,071   1,357   1,830   1,837  1,278    200     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period    $1.48    $1.33   $0.95   $1.19   $1.18   $1.11  $1.10  $1.00     --
Accumulation unit value at end of period          $1.54    $1.48   $1.33   $0.95   $1.19   $1.18  $1.11  $1.10     --
Number of accumulation units outstanding at
end of period (000 omitted)                         378      503  16,721  11,616  10,245   4,449     --      6     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.41    $1.26   $1.01   $1.72   $1.56   $1.28  $1.14  $1.00     --
Accumulation unit value at end of period          $1.22    $1.41   $1.26   $1.01   $1.72   $1.56  $1.28  $1.14     --
Number of accumulation units outstanding at
end of period (000 omitted)                          11       10       7      38       1      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.12    $0.97   $0.72   $1.32   $1.30   $1.19  $1.12  $1.05  $1.00
Accumulation unit value at end of period          $1.06    $1.12   $0.97   $0.72   $1.32   $1.30  $1.19  $1.12  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                         112       79      87      77     109      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period    $0.99    $0.83   $0.67   $1.12   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.95    $0.99   $0.83   $0.67   $1.12      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         636      735  33,787  25,921  16,433      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period    $0.87    $0.78   $0.57   $1.13   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.72    $0.87   $0.78   $0.57   $1.13      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.40    $1.13   $0.70   $1.30   $1.16   $1.18  $1.09  $1.02  $1.00
Accumulation unit value at end of period          $1.17    $1.40   $1.13   $0.70   $1.30   $1.16  $1.18  $1.09  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                          53       62      71      91      77      94     94     71     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.89    $0.74   $0.54   $0.99   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.80    $0.89   $0.74   $0.54   $0.99      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          98      124     124      63      63      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.18    $1.05   $0.85   $1.37   $1.33   $1.17  $1.14  $1.06  $1.00
Accumulation unit value at end of period          $1.18    $1.18   $1.05   $0.85   $1.37   $1.33  $1.17  $1.14  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                         144      669     867     928     740     714    700    619     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.13    $0.95   $0.77   $1.29   $1.32   $1.13  $1.10  $1.00     --
Accumulation unit value at end of period          $1.09    $1.13   $0.95   $0.77   $1.29   $1.32  $1.13  $1.10     --
Number of accumulation units outstanding at
end of period (000 omitted)                           6        6       6       6       6      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.05    $1.04   $1.00   $1.05   $1.01   $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period          $1.05    $1.05   $1.04   $1.00   $1.05   $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                       1,058    1,498   6,199   3,283   2,396   1,568    790    234     32
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period    $1.46    $1.18   $0.96   $1.36   $1.42   $1.21  $1.17  $1.00     --
Accumulation unit value at end of period          $1.35    $1.46   $1.18   $0.96   $1.36   $1.42  $1.21  $1.17     --
Number of accumulation units outstanding at
end of period (000 omitted)                         294      353  17,451  13,991  11,030       5     --     --     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $0.96    $0.84   $0.72   $1.10   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.83    $0.96   $0.84   $0.72   $1.10      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          33       36     162     253     116      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.24    $0.99   $0.75   $1.27   $1.28   $1.21  $1.13  $1.00     --
Accumulation unit value at end of period          $1.22    $1.24   $0.99   $0.75   $1.27   $1.28  $1.21  $1.13     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.37    $1.07   $0.69   $1.20   $1.07   $1.05  $1.03  $1.00     --
Accumulation unit value at end of period          $1.23    $1.37   $1.07   $0.69   $1.20   $1.07  $1.05  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                         713      865   1,145   1,458   1,512   3,643  1,312    251     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.18    $1.04   $0.87   $1.26   $1.20   $1.05  $1.03  $1.00     --
Accumulation unit value at end of period          $1.26    $1.18   $1.04   $0.87   $1.26   $1.20  $1.05  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                           3       11      11      10      10       8      8     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.82    $0.76   $0.62   $1.09   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.68    $0.82   $0.76   $0.62   $1.09      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                           6        6       6      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.24    $1.21   $0.94   $1.54   $1.50   $1.25  $1.14  $1.00     --
Accumulation unit value at end of period          $0.99    $1.24   $1.21   $0.94   $1.54   $1.50  $1.25  $1.14     --
Number of accumulation units outstanding at
end of period (000 omitted)                          11       14      13      15      37      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.07    $1.00   $0.70   $0.98   $1.00      --     --     --     --
Accumulation unit value at end of period          $1.08    $1.07   $1.00   $0.70   $0.98      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         431      473  12,857  10,276   7,887      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.47    $1.28   $0.96   $1.70   $1.48   $1.35  $1.18  $1.04  $1.00
Accumulation unit value at end of period          $1.40    $1.47   $1.28   $0.96   $1.70   $1.48  $1.35  $1.18  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                       5,985    7,138  12,738  24,186  22,112  23,330  8,017  1,767     52
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.11    $0.91   $0.73   $1.40   $1.13   $1.08  $1.04  $1.03  $1.00
Accumulation unit value at end of period          $1.09    $1.11   $0.91   $0.73   $1.40   $1.13  $1.08  $1.04  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                         112      148     149     148     177     120    116     75      1
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.23    $1.16   $1.03   $1.08   $1.06   $1.03  $1.03  $1.00     --
Accumulation unit value at end of period          $1.29    $1.23   $1.16   $1.03   $1.08   $1.06  $1.03  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       4,401    5,396  21,112  20,451  22,256   8,675  6,495  1,052     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.96    $1.55   $1.13   $1.90   $1.68   $1.52  $1.31  $1.07  $1.00
Accumulation unit value at end of period          $1.72    $1.96   $1.55   $1.13   $1.90   $1.68  $1.52  $1.31  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                         962    1,066   6,330   9,517   5,907   3,603  1,073    223     25
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.41    $1.27   $1.03   $1.87   $1.62   $1.40  $1.20  $1.08  $1.00
Accumulation unit value at end of period          $1.15    $1.41   $1.27   $1.03   $1.87   $1.62  $1.40  $1.20  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                         727      729     813     898     902   1,569  1,336    646     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.11    $0.93   $0.80   $1.41   $1.81   $1.53  $1.37  $1.06  $1.00
Accumulation unit value at end of period          $1.03    $1.11   $0.93   $0.80   $1.41   $1.81  $1.53  $1.37  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                          19       32      35      34      27      25     27     24     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.35    $1.22   $0.92   $1.33   $1.30   $1.12  $1.12  $1.00     --
Accumulation unit value at end of period          $1.36    $1.35   $1.22   $0.92   $1.33   $1.30  $1.12  $1.12     --
Number of accumulation units outstanding at
end of period (000 omitted)                         587      620     811     766   1,067   1,115    900    530     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.19    $1.01   $0.87   $1.22   $1.28   $1.11  $1.09  $1.00     --
Accumulation unit value at end of period          $1.24    $1.19   $1.01   $0.87   $1.22   $1.28  $1.11  $1.09     --
Number of accumulation units outstanding at
end of period (000 omitted)                         182      211     226     252     241     224    135     66     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.61    $1.27   $1.00   $1.53   $1.59   $1.38  $1.29  $1.06  $1.00
Accumulation unit value at end of period          $1.52    $1.61   $1.27   $1.00   $1.53   $1.59  $1.38  $1.29  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                          12       21      22      37      85      87     88     89      6
-------------------------------------------------------------------------------------------------------------------------



 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.35    $1.08   $0.76   $1.35   $1.23   $1.16  $1.12  $1.02  $1.00
Accumulation unit value at end of period          $1.26    $1.35   $1.08   $0.76   $1.35   $1.23  $1.16  $1.12  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                          27       50      56      59     123     137    133    132     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.26    $1.16   $0.93   $1.51   $1.49   $1.28  $1.18  $1.06  $1.00
Accumulation unit value at end of period          $1.23    $1.26   $1.16   $0.93   $1.51   $1.49  $1.28  $1.18  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                         505      674     895   1,047   1,381   5,785  1,149  1,138     48
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.53    $1.44   $1.07   $1.82   $1.60   $1.34  $1.24  $1.07  $1.00
Accumulation unit value at end of period          $1.34    $1.53   $1.44   $1.07   $1.82   $1.60  $1.34  $1.24  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                          42       49      52      75     119     134    139    139      3
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.83    $1.62   $1.39   $1.33   $1.22   $1.10  $1.16  $1.00     --
Accumulation unit value at end of period          $1.78    $1.83   $1.62   $1.39   $1.33   $1.22  $1.10  $1.16     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,662    1,964  13,111  13,139  14,768   9,166  2,944    652     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.11    $1.05   $0.82   $1.44   $1.44   $1.20  $1.12  $1.00     --
Accumulation unit value at end of period          $1.02    $1.11   $1.05   $0.82   $1.44   $1.44  $1.20  $1.12     --
Number of accumulation units outstanding at
end of period (000 omitted)                         430      428     645     603     682     487    237     46     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.52    $1.24   $0.95   $1.53   $1.51   $1.32  $1.19  $1.00     --
Accumulation unit value at end of period          $1.40    $1.52   $1.24   $0.95   $1.53   $1.51  $1.32  $1.19     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,926    2,204   7,996  10,038   9,795   7,602  2,692    580     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.77    $0.69   $0.58   $0.94   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.78    $0.77   $0.69   $0.58   $0.94      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          53       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period    $0.96    $0.92   $0.63   $1.34   $1.34   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period          $0.91    $0.96   $0.92   $0.63   $1.34   $1.34  $1.21  $1.17  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                       1,389    1,547   1,710   2,094   1,862   2,222  2,605  1,046      7
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.00    $0.88   $0.74   $1.31   $1.20   $1.15  $1.08  $1.03  $1.00
Accumulation unit value at end of period          $0.90    $1.00   $0.88   $0.74   $1.31   $1.20  $1.15  $1.08  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                           4        4       4       4       3      48     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.32    $1.13   $0.81   $1.56   $1.44   $1.26  $1.17  $1.04  $1.00
Accumulation unit value at end of period          $1.20    $1.32   $1.13   $0.81   $1.56   $1.44  $1.26  $1.17  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                          25       25      26      28      18      17     19     20      2
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.06    $0.98   $0.78   $1.14   $1.08   $1.00     --     --     --
Accumulation unit value at end of period          $1.03    $1.06   $0.98   $0.78   $1.14   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --       2      24      25     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.93    $0.90   $0.72   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.95    $0.93   $0.90   $0.72   $1.03      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                           5       18      63      70       2      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.89    $0.81   $0.61   $1.04   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.81    $0.89   $0.81   $0.61   $1.04      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         417      488  26,698  13,057   7,762      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.33    $1.19   $0.93   $1.33   $1.24   $1.13  $1.08  $1.00     --
Accumulation unit value at end of period          $1.22    $1.33   $1.19   $0.93   $1.33   $1.24  $1.13  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                         273      299     359     400     505     677    778    302     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.26    $1.11   $0.88   $1.39   $1.45   $1.27  $1.24  $1.08  $1.00
Accumulation unit value at end of period          $1.21    $1.26   $1.11   $0.88   $1.39   $1.45  $1.27  $1.24  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       6,918    8,099  17,057  21,384  18,828  19,119  8,988  1,681     10
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.34    $1.22   $1.00   $1.50   $1.49   $1.31  $1.21  $1.08  $1.00
Accumulation unit value at end of period          $1.29    $1.34   $1.22   $1.00   $1.50   $1.49  $1.31  $1.21  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                          12       15      24      24      24      22     22     22      5
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.93    $0.83   $0.62   $1.05   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.87    $0.93   $0.83   $0.62   $1.05      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         571      699  29,013  27,015  19,888      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period    $1.03    $0.84   $0.60   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period          $1.03    $1.03   $0.84   $0.60   $1.03      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --        3      40      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period    $1.20    $1.09   $0.80   $1.29   $1.18   $1.12  $1.09  $1.02  $1.00
Accumulation unit value at end of period          $1.19    $1.20   $1.09   $0.80   $1.29   $1.18  $1.12  $1.09  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                          19       19      19      19      19      19     19     19     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period    $1.50    $1.12   $0.70   $1.18   $1.17   $1.06  $1.03  $0.98  $1.00
Accumulation unit value at end of period          $1.32    $1.50   $1.12   $0.70   $1.18   $1.17  $1.06  $1.03  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                          59       73      72      70      69      60     43     38     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period    $1.23    $1.14   $0.99   $1.29   $1.27   $1.15  $1.14  $1.05  $1.00
Accumulation unit value at end of period          $1.23    $1.23   $1.14   $0.99   $1.29   $1.27  $1.15  $1.14  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                         347      385     441     611     819     742    796    528     68
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period    $2.29    $2.05   $1.57   $2.57   $2.05   $1.59  $1.39  $1.09  $1.00
Accumulation unit value at end of period          $2.40    $2.29   $2.05   $1.57   $2.57   $2.05  $1.59  $1.39  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                          46      127     106      55      46      21     29     30     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.77    $0.64   $0.46   $0.85   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.68    $0.77   $0.64   $0.46   $0.85      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         109      195   6,398   9,257   4,031      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $1.18    $0.91   $0.59   $1.12   $1.00      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.18   $0.91   $0.59   $1.12      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.77    $1.39   $1.10   $1.80   $2.21   $1.63  $1.42  $1.06  $1.00
Accumulation unit value at end of period          $1.84    $1.77   $1.39   $1.10   $1.80   $2.21  $1.63  $1.42  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                           8       11      11      11      12      16      6      6      1
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.70    $1.33   $1.06   $1.73   $2.13   $1.58  $1.37  $1.00     --
Accumulation unit value at end of period          $1.76    $1.70   $1.33   $1.06   $1.73   $2.13  $1.58  $1.37     --
Number of accumulation units outstanding at
end of period (000 omitted)                         173      199     248     255     199     254    230     74     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.09    $1.02   $0.72   $1.35   $1.20   $1.14  $1.10  $1.05  $1.00
Accumulation unit value at end of period          $1.06    $1.09   $1.02   $0.72   $1.35   $1.20  $1.14  $1.10  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                       2,914    3,449   3,777   4,378   4,182   5,176  3,882    714      5
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.55    $1.36   $1.00   $1.70   $1.63   $1.41  $1.26  $1.08  $1.00
Accumulation unit value at end of period          $1.39    $1.55   $1.36   $1.00   $1.70   $1.63  $1.41  $1.26  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                          48       60      63     140      76      72     71     54     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.38    $1.23   $1.05   $1.26   $1.17   $1.11  $1.10  $1.03  $1.00
Accumulation unit value at end of period          $1.37    $1.38   $1.23   $1.05   $1.26   $1.17  $1.11  $1.10  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                       3,918    4,672  27,805  24,993  24,576  12,471  6,319  1,918      6
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period    $0.34    $0.30   $0.24   $1.16   $1.18   $1.10  $1.10  $1.03  $1.00
Accumulation unit value at end of period          $0.32    $0.34   $0.30   $0.24   $1.16   $1.18  $1.10  $1.10  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                           2       64      64      61      76      79     79     79     --
-------------------------------------------------------------------------------------------------------------------------



 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.40    $1.16   $0.86   $1.42   $1.46   $1.30  $1.20  $1.03  $1.00
Accumulation unit value at end of period          $1.35    $1.40   $1.16   $0.86   $1.42   $1.46  $1.30  $1.20  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                          82      356     386     393     417     414    418    351     14
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $1.13    $1.02   $0.85   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period          $1.13    $1.13   $1.02   $0.85   $1.03      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         474      603  14,811  22,585  19,765      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.27    $1.26   $1.01   $1.25   $1.27   $1.26  $1.13  $1.08  $1.00
Accumulation unit value at end of period          $1.23    $1.27   $1.26   $1.01   $1.25   $1.27  $1.26  $1.13  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                           9       45      30      18      10       5      3      3     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.10    $0.98   $0.77   $1.27   $1.38   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period          $1.03    $1.10   $0.98   $0.77   $1.27   $1.38  $1.21  $1.17  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      17      18     17     17     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.35    $1.24   $1.02   $1.84   $1.73   $1.38  $1.25  $1.10  $1.00
Accumulation unit value at end of period          $1.10    $1.35   $1.24   $1.02   $1.84   $1.73  $1.38  $1.25  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                          48       49      60      74      77      84     98    103      6
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.13    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.05    $1.13      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period    $1.12    $0.98   $0.75   $1.24   $1.26   $1.15  $1.11  $1.05  $1.00
Accumulation unit value at end of period          $1.08    $1.12   $0.98   $0.75   $1.24   $1.26  $1.15  $1.11  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.17    $0.95   $0.73   $1.23   $1.43   $1.24  $1.18  $1.00     --
Accumulation unit value at end of period          $1.10    $1.17   $0.95   $0.73   $1.23   $1.43  $1.24  $1.18     --
Number of accumulation units outstanding at
end of period (000 omitted)                          34       34      40      54      57   2,986     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.12    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.06    $1.12      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         444      396      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.12    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.06    $1.12      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      38,558   44,968      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.04    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.05    $1.04      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       2,862      888      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.04    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.05    $1.04      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      25,971   25,316      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.84    $0.77   $0.60   $0.99   $1.00      --     --     --     --
Accumulation unit value at end of period          $0.80    $0.84   $0.77   $0.60   $0.99      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         643      764  35,985  22,914  15,422      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.29    $1.07   $0.80   $1.28   $1.23   $1.08  $1.10  $1.00     --
Accumulation unit value at end of period          $1.18    $1.29   $1.07   $0.80   $1.28   $1.23  $1.08  $1.10     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       42      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.09    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.09      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       4,533    5,115      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.09    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.09      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     164,265  180,531      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.11    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.11      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       3,068    3,153      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.11    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.11      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      88,414   99,381      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.06    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.06    $1.06      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       2,568    1,441      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.06    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.07    $1.06      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      24,735   29,559      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period    $1.56    $1.28   $0.95   $1.42   $1.52   $1.28  $1.24  $1.05  $1.00
Accumulation unit value at end of period          $1.47    $1.56   $1.28   $0.95   $1.42   $1.52  $1.28  $1.24  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                       2,483    2,898   3,447   3,967   4,430   4,843  4,143    929      1
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period    $2.13    $1.74   $1.18   $2.21   $1.93   $1.44  $1.20  $1.00     --
Accumulation unit value at end of period          $1.79    $2.13   $1.74   $1.18   $2.21   $1.93  $1.44  $1.20     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,682    1,827   7,250  10,414   6,287   5,689  2,988    608     --
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period    $1.39    $1.15   $0.82   $1.38   $1.34   $1.26  $1.15  $1.00     --
Accumulation unit value at end of period          $1.32    $1.39   $1.15   $0.82   $1.38   $1.34  $1.26  $1.15     --
Number of accumulation units outstanding at
end of period (000 omitted)                       1,636    1,984   7,669   7,587   6,233   3,434  2,248    455     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.14    $1.03   $0.90   $1.30   $1.23   $1.11  $1.08  $1.00     --
Accumulation unit value at end of period          $1.20    $1.14   $1.03   $0.90   $1.30   $1.23  $1.11  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                          --       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.45    $1.27   $1.11   $1.94   $1.72   $1.43  $1.26  $1.08  $1.00
Accumulation unit value at end of period          $1.24    $1.45   $1.27   $1.11   $1.94   $1.72  $1.43  $1.26  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                          84      162     210     236     240     279    306    184      7
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.05    $0.94   $0.82   $1.32   $1.30   $1.12  $1.08  $1.00     --
Accumulation unit value at end of period          $1.01    $1.05   $0.94   $0.82   $1.32   $1.30  $1.12  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                         199      248     249     236     232     250    278    203     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period    $1.47    $1.25   $0.89   $1.24   $1.13   $1.09  $1.07  $1.02  $1.00
Accumulation unit value at end of period          $1.36    $1.47   $1.25   $0.89   $1.24   $1.13  $1.09  $1.07  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                         317      353     111     163     201     290    325    180     26
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period    $1.00       --      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.05       --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         115       --      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.61    $1.29   $0.86   $1.49   $1.33   $1.11  $1.06  $1.00     --
Accumulation unit value at end of period          $1.51    $1.61   $1.29   $0.86   $1.49   $1.33  $1.11  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                          35       36      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period    $1.22    $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period          $1.11    $1.22      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          72       72      --      --      --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011     2010    2009    2008    2007    2006    2005   2004   2003
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.28    $1.22   $1.11   $1.10   $1.05   $1.03  $1.03  $1.00     --
Accumulation unit value at end of period          $1.36    $1.28   $1.22   $1.11   $1.10   $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                         242      416     243     242     340     529    332    156     --
-------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period   $1.09  $1.00  $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04  $1.09  $1.00  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     22     22     25     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.59  $1.36  $0.90  $1.75  $1.49  $1.40  $1.37  $1.33  $0.94  $1.00
Accumulation unit value at end of period         $1.19  $1.59  $1.36  $0.90  $1.75  $1.49  $1.40  $1.37  $1.33  $0.94
Number of accumulation units outstanding at end
of period (000 omitted)                              8     11     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.24  $1.12  $0.95  $1.63  $1.58  $1.38  $1.34  $1.23  $0.95  $1.00
Accumulation unit value at end of period         $1.29  $1.24  $1.12  $0.95  $1.63  $1.58  $1.38  $1.34  $1.23  $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                             72     74     83    108     72     74     71     10     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period   $1.17  $1.14  $0.86  $1.88  $1.81  $1.37  $1.19  $1.00     --     --
Accumulation unit value at end of period         $0.92  $1.17  $1.14  $0.86  $1.88  $1.81  $1.37  $1.19     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            901    823  1,194  1,491  1,115  1,243    784    295     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period   $1.25  $1.16  $0.86  $1.46  $1.31  $1.34  $1.19  $1.11  $0.92  $1.00
Accumulation unit value at end of period         $1.19  $1.25  $1.16  $0.86  $1.46  $1.31  $1.34  $1.19  $1.11  $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.21  $1.18  $1.09  $1.12  $1.05  $1.05  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.33  $1.21  $1.18  $1.09  $1.12  $1.05  $1.05  $1.05     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            910  1,069  1,145  1,132  1,835  1,925  1,618    526     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.39  $1.25  $0.95  $1.76  $1.52  $1.24  $1.12  $1.00     --     --
Accumulation unit value at end of period         $1.20  $1.39  $1.25  $0.95  $1.76  $1.52  $1.24  $1.12     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $0.99  $0.85  $0.66  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.96  $0.99  $0.85  $0.66  $0.90     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.03  $0.91  $0.69  $1.20  $1.01  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period         $1.02  $1.03  $0.91  $0.69  $1.20  $1.01  $1.06  $1.06     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            163    186    201    221    242    570    200     32     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period   $1.14  $1.03  $0.87  $1.21  $1.30  $1.12  $1.09  $1.00     --     --
Accumulation unit value at end of period         $1.13  $1.14  $1.03  $0.87  $1.21  $1.30  $1.12  $1.09     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             35     38     42     45     55     57     55     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.10  $0.99  $0.81  $1.18  $1.18  $1.05  $1.03  $0.96  $0.82  $1.00
Accumulation unit value at end of period         $1.10  $1.10  $0.99  $0.81  $1.18  $1.18  $1.05  $1.03  $0.96  $0.82
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $0.99  $1.01  $1.03  $1.03  $1.00  $0.97  $0.96  $0.97  $0.99  $1.00
Accumulation unit value at end of period         $0.98  $0.99  $1.01  $1.03  $1.03  $1.00  $0.97  $0.96  $0.97  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                            653    834  1,528  1,406    472    174     48     24     21    132
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.21  $1.14  $1.01  $1.10  $1.07  $1.04  $1.04  $1.01  $1.01  $1.00
Accumulation unit value at end of period         $1.27  $1.21  $1.14  $1.01  $1.10  $1.07  $1.04  $1.04  $1.01  $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                            149    178  2,034  1,850  1,965    638     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.49  $1.29  $1.03  $1.77  $1.67  $1.42  $1.27  $1.10  $0.80  $1.00
Accumulation unit value at end of period         $1.39  $1.49  $1.29  $1.03  $1.77  $1.67  $1.42  $1.27  $1.10  $0.80
Number of accumulation units outstanding at end
of period (000 omitted)                            634    679  1,821  1,767  1,539  1,423    623     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2003)
Accumulation unit value at beginning of period   $1.29  $1.12  $0.92  $1.62  $1.60  $1.42  $1.36  $1.31  $1.00     --
Accumulation unit value at end of period         $1.34  $1.29  $1.12  $0.92  $1.62  $1.60  $1.42  $1.36  $1.31     --
Number of accumulation units outstanding at end
of period (000 omitted)                            540    619    709    709    647    681    810    502     --     --
-------------------------------------------------------------------------------------------------------------------------


 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $2.50  $2.13  $1.24  $2.74  $2.02  $1.53  $1.17  $1.00     --     --
Accumulation unit value at end of period         $1.94  $2.50  $2.13  $1.24  $2.74  $2.02  $1.53  $1.17     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            277    250    432    627    496    558    432    191     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $1.15  $1.12  $1.07  $1.09  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.24  $1.15  $1.12  $1.07  $1.09  $1.02     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             78     99  1,484    829    998    962     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period   $1.22  $1.11  $0.79  $1.06  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.28  $1.22  $1.11  $0.79  $1.06  $1.06     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            117    128    138    182    201    315     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.64  $1.47  $0.97  $1.32  $1.32  $1.21  $1.19  $1.08  $0.92  $1.00
Accumulation unit value at end of period         $1.70  $1.64  $1.47  $0.97  $1.32  $1.32  $1.21  $1.19  $1.08  $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                          1,573  1,532    530    531    665    974    531    170     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period   $1.47  $1.33  $0.95  $1.19  $1.18  $1.11  $1.10  $1.00     --     --
Accumulation unit value at end of period         $1.54  $1.47  $1.33  $0.95  $1.19  $1.18  $1.11  $1.10     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             26     33    875    549    604    150     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $1.41  $1.26  $1.01  $1.72  $1.55  $1.27  $1.14  $1.00     --     --
Accumulation unit value at end of period         $1.21  $1.41  $1.26  $1.01  $1.72  $1.55  $1.27  $1.14     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $1.07  $0.93  $0.69  $1.26  $1.25  $1.14  $1.07  $1.00     --     --
Accumulation unit value at end of period         $1.01  $1.07  $0.93  $0.69  $1.26  $1.25  $1.14  $1.07     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --      9     67     54     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period   $0.99  $0.83  $0.67  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.95  $0.99  $0.83  $0.67  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             43     75  1,648  1,183    944     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period   $0.87  $0.78  $0.57  $1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.71  $0.87  $0.78  $0.57  $1.13     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --      1     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period   $1.67  $1.35  $0.84  $1.55  $1.39  $1.42  $1.31  $1.22  $1.02  $1.00
Accumulation unit value at end of period         $1.40  $1.67  $1.35  $0.84  $1.55  $1.39  $1.42  $1.31  $1.22  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             93     91    108    143    124    136    140     85     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period   $0.89  $0.74  $0.54  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.80  $0.89  $0.74  $0.54  $0.99     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            792    793    793    793    793     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $1.12  $0.99  $0.80  $1.30  $1.26  $1.11  $1.08  $1.00     --     --
Accumulation unit value at end of period         $1.12  $1.12  $0.99  $0.80  $1.30  $1.26  $1.11  $1.08     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              7     25     25     17     12      7      7     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $1.13  $0.95  $0.77  $1.29  $1.32  $1.13  $1.10  $1.00     --     --
Accumulation unit value at end of period         $1.09  $1.13  $0.95  $0.77  $1.29  $1.32  $1.13  $1.10     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.56  $1.25  $0.91  $1.51  $1.61  $1.47  $1.42  $1.22  $0.84  $1.00
Accumulation unit value at end of period         $1.40  $1.56  $1.25  $0.91  $1.51  $1.61  $1.47  $1.42  $1.22  $0.84
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period   $1.06  $1.05  $1.01  $1.05  $1.02  $1.00  $1.00  $1.01  $1.02  $1.00
Accumulation unit value at end of period         $1.05  $1.06  $1.05  $1.01  $1.05  $1.02  $1.00  $1.00  $1.01  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                            135    188    580    530    419    519    197     31     39     --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period   $1.46  $1.17  $0.96  $1.36  $1.42  $1.21  $1.17  $1.00     --     --
Accumulation unit value at end of period         $1.34  $1.46  $1.17  $0.96  $1.36  $1.42  $1.21  $1.17     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             25     28    798    602    639     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period   $0.96  $0.84  $0.72  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.82  $0.96  $0.84  $0.72  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1     20     20     22      1     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.23  $0.99  $0.74  $1.27  $1.28  $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period         $1.21  $1.23  $0.99  $0.74  $1.27  $1.28  $1.21  $1.13     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.36  $1.07  $0.69  $1.20  $1.07  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.23  $1.36  $1.07  $0.69  $1.20  $1.07  $1.05  $1.03     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            187    199    239    289    265    426    251     92     --     --
-------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period   $1.48  $1.31  $1.00  $1.55  $1.46  $1.36  $1.34  $1.28  $1.00     --
Accumulation unit value at end of period         $1.46  $1.48  $1.31  $1.00  $1.55  $1.46  $1.36  $1.34  $1.28     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.18  $1.04  $0.87  $1.26  $1.20  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.26  $1.18  $1.04  $0.87  $1.26  $1.20  $1.05  $1.03     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             36     40     44     47     51     54     55     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.82  $0.76  $0.62  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.68  $0.82  $0.76  $0.62  $1.09     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2      2      2      2     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.24  $1.21  $0.94  $1.53  $1.50  $1.25  $1.14  $1.00     --     --
Accumulation unit value at end of period         $0.99  $1.24  $1.21  $0.94  $1.53  $1.50  $1.25  $1.14     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              8      8      8      8      8     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.07  $1.00  $0.70  $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.07  $1.00  $0.70  $0.98     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             43     50    657    573    493     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.30  $1.12  $0.82  $1.28  $1.19  $1.09  $1.05  $1.02  $0.91  $1.00
Accumulation unit value at end of period         $1.22  $1.30  $1.12  $0.82  $1.28  $1.19  $1.09  $1.05  $1.02  $0.91
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period   $1.71  $1.49  $1.12  $1.98  $1.72  $1.57  $1.37  $1.21  $0.97  $1.00
Accumulation unit value at end of period         $1.63  $1.71  $1.49  $1.12  $1.98  $1.72  $1.57  $1.37  $1.21  $0.97
Number of accumulation units outstanding at end
of period (000 omitted)                          1,114  1,216  1,544  2,073  2,145  2,526  1,386    524     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.56  $1.35  $1.01  $1.76  $1.68  $1.50  $1.26  $1.27  $1.00     --
Accumulation unit value at end of period         $1.49  $1.56  $1.35  $1.01  $1.76  $1.68  $1.50  $1.26  $1.27     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.08  $0.96  $0.77  $1.35  $1.23  $1.11  $1.05  $1.01  $0.85  $1.00
Accumulation unit value at end of period         $1.08  $1.08  $0.96  $0.77  $1.35  $1.23  $1.11  $1.05  $1.01  $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.02  $0.84  $0.67  $1.29  $1.03  $0.99  $0.95  $0.94  $0.72  $1.00
Accumulation unit value at end of period         $1.00  $1.02  $0.84  $0.67  $1.29  $1.03  $0.99  $0.95  $0.94  $0.72
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.65  $1.48  $1.05  $1.43  $1.42  $1.30  $1.29  $1.20  $1.00     --
Accumulation unit value at end of period         $1.68  $1.65  $1.48  $1.05  $1.43  $1.42  $1.30  $1.29  $1.20     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     11     11     11     42     33     --
-------------------------------------------------------------------------------------------------------------------------



 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.23  $1.16  $1.02  $1.08  $1.06  $1.03  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.29  $1.23  $1.16  $1.02  $1.08  $1.06  $1.03  $1.03     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            381    417  1,271  1,219  1,426    581    540    162     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $2.21  $1.75  $1.27  $2.15  $1.90  $1.72  $1.48  $1.21  $0.89  $1.00
Accumulation unit value at end of period         $1.93  $2.21  $1.75  $1.27  $2.15  $1.90  $1.72  $1.48  $1.21  $0.89
Number of accumulation units outstanding at end
of period (000 omitted)                            159    168    420    542    458    374    196     54     19     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.29  $1.16  $0.94  $1.71  $1.48  $1.28  $1.10  $1.00     --     --
Accumulation unit value at end of period         $1.05  $1.29  $1.16  $0.94  $1.71  $1.48  $1.28  $1.10     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            448    422    480    498    459    563    521    295     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.38  $1.16  $0.99  $1.75  $2.25  $1.90  $1.70  $1.32  $1.00     --
Accumulation unit value at end of period         $1.27  $1.38  $1.16  $0.99  $1.75  $2.25  $1.90  $1.70  $1.32     --
Number of accumulation units outstanding at end
of period (000 omitted)                             57     58     67     72     63     49     58    102     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.75  $1.58  $1.19  $1.72  $1.69  $1.45  $1.46  $1.30  $1.00     --
Accumulation unit value at end of period         $1.76  $1.75  $1.58  $1.19  $1.72  $1.69  $1.45  $1.46  $1.30     --
Number of accumulation units outstanding at end
of period (000 omitted)                            116    141    163    211    384    323    299    191     95     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.19  $1.01  $0.87  $1.22  $1.27  $1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period         $1.24  $1.19  $1.01  $0.87  $1.22  $1.27  $1.11  $1.09     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.71  $1.36  $1.07  $1.62  $1.69  $1.47  $1.38  $1.14  $0.88  $1.00
Accumulation unit value at end of period         $1.61  $1.71  $1.36  $1.07  $1.62  $1.69  $1.47  $1.38  $1.14  $0.88
Number of accumulation units outstanding at end
of period (000 omitted)                             15     16     16     15     15     22     22     23     20     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.33  $1.06  $0.75  $1.33  $1.22  $1.14  $1.11  $1.01  $0.75  $1.00
Accumulation unit value at end of period         $1.24  $1.33  $1.06  $0.75  $1.33  $1.22  $1.14  $1.11  $1.01  $0.75
Number of accumulation units outstanding at end
of period (000 omitted)                              8      8      8      8      8     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.27  $1.16  $0.94  $1.52  $1.50  $1.29  $1.19  $1.07  $0.87  $1.00
Accumulation unit value at end of period         $1.23  $1.27  $1.16  $0.94  $1.52  $1.50  $1.29  $1.19  $1.07  $0.87
Number of accumulation units outstanding at end
of period (000 omitted)                              8     31     31     47     94    154     --    138    153     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period   $1.52  $1.43  $1.06  $1.82  $1.60  $1.34  $1.24  $1.07  $0.83  $1.00
Accumulation unit value at end of period         $1.34  $1.52  $1.43  $1.06  $1.82  $1.60  $1.34  $1.24  $1.07  $0.83
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.82  $1.62  $1.39  $1.33  $1.22  $1.10  $1.16  $1.00     --     --
Accumulation unit value at end of period         $1.77  $1.82  $1.62  $1.39  $1.33  $1.22  $1.10  $1.16     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            323    426  1,020  1,004  1,531  1,306    732    195     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period   $1.11  $1.05  $0.82  $1.44  $1.43  $1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period         $1.01  $1.11  $1.05  $0.82  $1.44  $1.43  $1.20  $1.12     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             11     36     32     34     71     21     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period   $2.09  $1.70  $1.30  $2.10  $2.07  $1.82  $1.64  $1.33  $1.00     --
Accumulation unit value at end of period         $1.92  $2.09  $1.70  $1.30  $2.10  $2.07  $1.82  $1.64  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                            328    351    586    656    751    676    425    165     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period   $1.38  $1.24  $1.04  $1.69  $1.75  $1.57  $1.51  $1.33  $1.00     --
Accumulation unit value at end of period         $1.41  $1.38  $1.24  $1.04  $1.69  $1.75  $1.57  $1.51  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     54     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of period   $1.11  $1.06  $0.73  $1.55  $1.55  $1.40  $1.35  $1.24  $0.95  $1.00
Accumulation unit value at end of period         $1.06  $1.11  $1.06  $0.73  $1.55  $1.55  $1.40  $1.35  $1.24  $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                             37     37     37     51     38     52     63     48     --     --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2003)
Accumulation unit value at beginning of period   $1.29  $1.14  $0.96  $1.69  $1.54  $1.47  $1.38  $1.32  $1.00     --
Accumulation unit value at end of period         $1.17  $1.29  $1.14  $0.96  $1.69  $1.54  $1.47  $1.38  $1.32     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     59     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period   $0.96  $0.85  $0.72  $1.27  $1.16  $1.11  $1.04  $1.00  $0.79  $1.00
Accumulation unit value at end of period         $0.87  $0.96  $0.85  $0.72  $1.27  $1.16  $1.11  $1.04  $1.00  $0.79
Number of accumulation units outstanding at end
of period (000 omitted)                             23     23     76     94    130    452     79     25     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.58  $1.36  $0.98  $1.88  $1.73  $1.52  $1.41  $1.25  $0.94  $1.00
Accumulation unit value at end of period         $1.44  $1.58  $1.36  $0.98  $1.88  $1.73  $1.52  $1.41  $1.25  $0.94
Number of accumulation units outstanding at end
of period (000 omitted)                             31     34     37     37     42     42     40     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.07  $0.99  $0.79  $1.15  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.07  $0.99  $0.79  $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             12     12     12     12     12     12     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.05  $0.98  $0.78  $1.14  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.03  $1.05  $0.98  $0.78  $1.14  $1.08     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.93  $0.90  $0.72  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.94  $0.93  $0.90  $0.72  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              9     10     10     10     10     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.89  $0.80  $0.61  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.81  $0.89  $0.80  $0.61  $1.04     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             35     42  1,295    587    442     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.32  $1.18  $0.93  $1.33  $1.24  $1.13  $1.08  $1.00     --     --
Accumulation unit value at end of period         $1.22  $1.32  $1.18  $0.93  $1.33  $1.24  $1.13  $1.08     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              6      6      6      8      9     14     17     14     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.46  $1.29  $1.02  $1.62  $1.69  $1.48  $1.45  $1.26  $0.98  $1.00
Accumulation unit value at end of period         $1.41  $1.46  $1.29  $1.02  $1.62  $1.69  $1.48  $1.45  $1.26  $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                          1,129  1,222  1,650  1,870  1,946  2,067  1,345    383      8      8
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.48  $1.34  $1.10  $1.65  $1.64  $1.44  $1.34  $1.19  $0.96  $1.00
Accumulation unit value at end of period         $1.42  $1.48  $1.34  $1.10  $1.65  $1.64  $1.44  $1.34  $1.19  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --      8      9      9      9     --     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.93  $0.83  $0.62  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.86  $0.93  $0.83  $0.62  $1.05     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             44     51  1,388  1,168  1,152     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period   $1.03  $0.84  $0.60  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.03  $1.03  $0.84  $0.60  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             10     10     --     --      1     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period   $1.18  $1.07  $0.78  $1.26  $1.16  $1.10  $1.07  $1.00     --     --
Accumulation unit value at end of period         $1.16  $1.18  $1.07  $0.78  $1.26  $1.16  $1.10  $1.07     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --      7      7      7      7      7     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period   $1.55  $1.42  $1.14  $1.73  $1.60  $1.44  $1.37  $1.25  $1.00     --
Accumulation unit value at end of period         $1.49  $1.55  $1.42  $1.14  $1.73  $1.60  $1.44  $1.37  $1.25     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.16  $1.06  $0.85  $1.30  $1.21  $1.09  $1.04  $0.95  $0.80  $1.00
Accumulation unit value at end of period         $1.11  $1.16  $1.06  $0.85  $1.30  $1.21  $1.09  $1.04  $0.95  $0.80
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.46  $1.09  $0.68  $1.15  $1.14  $1.03  $1.00  $0.96  $0.73  $1.00
Accumulation unit value at end of period         $1.28  $1.46  $1.09  $0.68  $1.15  $1.14  $1.03  $1.00  $0.96  $0.73
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $1.21  $1.12  $0.97  $1.27  $1.25  $1.14  $1.13  $1.04  $0.92  $1.00
Accumulation unit value at end of period         $1.21  $1.21  $1.12  $0.97  $1.27  $1.25  $1.14  $1.13  $1.04  $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                             67     65     46     43     49     33     45     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period   $2.83  $2.53  $1.93  $3.16  $2.51  $1.95  $1.70  $1.33  $1.00     --
Accumulation unit value at end of period         $2.96  $2.83  $2.53  $1.93  $3.16  $2.51  $1.95  $1.70  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period   $2.31  $2.07  $1.59  $2.60  $2.07  $1.61  $1.41  $1.10  $0.85  $1.00
Accumulation unit value at end of period         $2.41  $2.31  $2.07  $1.59  $2.60  $2.07  $1.61  $1.41  $1.10  $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                             13     13      3      3      3     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.77  $0.64  $0.46  $0.85  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.68  $0.77  $0.64  $0.46  $0.85     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              8      8    247    423    212     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.18  $0.91  $0.59  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.18  $0.91  $0.59  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     21     21     21      7     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period   $2.16  $1.69  $1.34  $2.20  $2.70  $1.99  $1.74  $1.29  $0.96  $1.00
Accumulation unit value at end of period         $2.25  $2.16  $1.69  $1.34  $2.20  $2.70  $1.99  $1.74  $1.29  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.69  $1.33  $1.05  $1.73  $2.13  $1.58  $1.37  $1.00     --     --
Accumulation unit value at end of period         $1.75  $1.69  $1.33  $1.05  $1.73  $2.13  $1.58  $1.37     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             20     22     42     46     35     38     38     21     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.27  $1.19  $0.84  $1.57  $1.41  $1.33  $1.29  $1.23  $0.96  $1.00
Accumulation unit value at end of period         $1.23  $1.27  $1.19  $0.84  $1.57  $1.41  $1.33  $1.29  $1.23  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                            170    183    178    209    210    239    206     63     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.86  $1.63  $1.19  $2.04  $1.96  $1.70  $1.51  $1.30  $0.92  $1.00
Accumulation unit value at end of period         $1.67  $1.86  $1.63  $1.19  $2.04  $1.96  $1.70  $1.51  $1.30  $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                             70     72     74     68     76     62     54    101     83     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.50  $1.33  $1.14  $1.36  $1.26  $1.20  $1.19  $1.12  $1.04  $1.00
Accumulation unit value at end of period         $1.48  $1.50  $1.33  $1.14  $1.36  $1.26  $1.20  $1.19  $1.12  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                            673    772  1,984  1,801  2,174  1,584  1,042    417     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period   $1.83  $1.52  $1.13  $1.85  $1.91  $1.70  $1.58  $1.35  $0.95  $1.00
Accumulation unit value at end of period         $1.76  $1.83  $1.52  $1.13  $1.85  $1.91  $1.70  $1.58  $1.35  $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     16     17     19     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period   $1.13  $1.02  $0.85  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.13  $1.13  $1.02  $0.85  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             56     88    834  1,121  1,173     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.32  $1.31  $1.06  $1.30  $1.33  $1.32  $1.18  $1.12  $0.97  $1.00
Accumulation unit value at end of period         $1.28  $1.32  $1.31  $1.06  $1.30  $1.33  $1.32  $1.18  $1.12  $0.97
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --      5      5      5      5      5     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.02  $0.91  $0.71  $1.18  $1.28  $1.12  $1.09  $1.00  $0.81  $1.00
Accumulation unit value at end of period         $0.95  $1.02  $0.91  $0.71  $1.18  $1.28  $1.12  $1.09  $1.00  $0.81
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.30  $1.20  $0.84  $1.12  $1.08  $1.06  $1.05  $1.02  $1.05  $1.00
Accumulation unit value at end of period         $1.34  $1.30  $1.20  $0.84  $1.12  $1.08  $1.06  $1.05  $1.02  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period   $1.29  $1.19  $0.98  $1.77  $1.67  $1.33  $1.20  $1.06  $0.84  $1.00
Accumulation unit value at end of period         $1.05  $1.29  $1.19  $0.98  $1.77  $1.67  $1.33  $1.20  $1.06  $0.84
Number of accumulation units outstanding at end
of period (000 omitted)                             12     12     12     12     12     12     14     14     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.13  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period   $1.17  $0.94  $0.73  $1.23  $1.43  $1.24  $1.18  $1.00     --     --
Accumulation unit value at end of period         $1.09  $1.17  $0.94  $0.73  $1.23  $1.43  $1.24  $1.18     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              8      8      8      8     18    211     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.11  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            373    375     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.11  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            917    981     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,007    258     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,043  1,814     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period   $0.84  $0.77  $0.60  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.80  $0.84  $0.77  $0.60  $0.99     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             51     61  1,695  1,008    892     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period   $1.28  $1.07  $0.80  $1.28  $1.23  $1.08  $1.10  $1.00     --     --
Accumulation unit value at end of period         $1.18  $1.28  $1.07  $0.80  $1.28  $1.23  $1.08  $1.10     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.09  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,608  3,193     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.09  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          9,265  8,841     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.10  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.10     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,862  2,800     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.11  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          7,335  8,759     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.06  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.06     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,239  1,277     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.06  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.06     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          3,585  4,025     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
Accumulation unit value at beginning of period   $1.92  $1.57  $1.17  $1.75  $1.87  $1.58  $1.52  $1.29  $0.96  $1.00
Accumulation unit value at end of period         $1.81  $1.92  $1.57  $1.17  $1.75  $1.87  $1.58  $1.52  $1.29  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                            509    542    656    739    794    763    746    325     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period   $2.13  $1.73  $1.18  $2.21  $1.93  $1.43  $1.20  $1.00     --     --
Accumulation unit value at end of period         $1.78  $2.13  $1.73  $1.18  $2.21  $1.93  $1.43  $1.20     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            101    100    302    440    485    202    135     32     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period   $1.39  $1.14  $0.82  $1.38  $1.33  $1.26  $1.15  $1.00     --     --
Accumulation unit value at end of period         $1.31  $1.39  $1.14  $0.82  $1.38  $1.33  $1.26  $1.15     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            396    442    741    790    792    631    493    197     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.40  $1.26  $1.11  $1.60  $1.51  $1.37  $1.33  $1.24  $1.00     --
Accumulation unit value at end of period         $1.47  $1.40  $1.26  $1.11  $1.60  $1.51  $1.37  $1.33  $1.24     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --    166     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.60  $1.40  $1.24  $2.15  $1.91  $1.58  $1.39  $1.19  $0.93  $1.00
Accumulation unit value at end of period         $1.37  $1.60  $1.40  $1.24  $2.15  $1.91  $1.58  $1.39  $1.19  $0.93
Number of accumulation units outstanding at end
of period (000 omitted)                              8      8     21     19     25     31     25     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.35  $1.21  $1.05  $1.69  $1.67  $1.44  $1.39  $1.27  $1.00     --
Accumulation unit value at end of period         $1.30  $1.35  $1.21  $1.05  $1.69  $1.67  $1.44  $1.39  $1.27     --
Number of accumulation units outstanding at end
of period (000 omitted)                            392    421    462    406    411    409    465    288     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.89  $1.61  $1.14  $1.60  $1.46  $1.41  $1.38  $1.32  $0.96  $1.00
Accumulation unit value at end of period         $1.76  $1.89  $1.61  $1.14  $1.60  $1.46  $1.41  $1.38  $1.32  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                            503    552      6      8     23     32     31      2     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             11     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $2.52  $2.02  $1.35  $2.34  $2.10  $1.74  $1.67  $1.49  $1.00     --
Accumulation unit value at end of period         $2.36  $2.52  $2.02  $1.35  $2.34  $2.10  $1.74  $1.67  $1.49     --
Number of accumulation units outstanding at end
of period (000 omitted)                              4      5      4      5      4      5      5      5     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.22  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $1.22     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period   $1.28  $1.22  $1.11  $1.10  $1.06  $1.04  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period         $1.37  $1.28  $1.22  $1.11  $1.10  $1.06  $1.04  $1.04  $1.01     --
Number of accumulation units outstanding at end
of period (000 omitted)                            428    483    660    649  1,137  1,856    658    206     --     --
-------------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.09   $1.00  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.03   $1.09  $1.00  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.67   $1.43  $0.95  $1.85  $1.57  $1.47  $1.45  $1.40  $1.00
Accumulation unit value at end of period            $1.25   $1.67  $1.43  $0.95  $1.85  $1.57  $1.47  $1.45  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                                 3      12     12     37     64     80     86     87      9
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.33   $1.20  $1.02  $1.75  $1.70  $1.48  $1.44  $1.32  $1.00
Accumulation unit value at end of period            $1.39   $1.33  $1.20  $1.02  $1.75  $1.70  $1.48  $1.44  $1.32
Number of accumulation units outstanding at end
of period (000 omitted)                                18      24     33     28     31     31     31     30     47
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period      $1.16   $1.14  $0.86  $1.88  $1.81  $1.37  $1.19  $1.00     --
Accumulation unit value at end of period            $0.92   $1.16  $1.14  $0.86  $1.88  $1.81  $1.37  $1.19     --
Number of accumulation units outstanding at end
of period (000 omitted)                               742     821  1,473  1,873  1,241  1,131    914    344     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period      $1.39   $1.29  $0.96  $1.62  $1.45  $1.49  $1.32  $1.24  $1.00
Accumulation unit value at end of period            $1.32   $1.39  $1.29  $0.96  $1.62  $1.45  $1.49  $1.32  $1.24
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     12     12     41     19     19     20      3
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.21   $1.17  $1.08  $1.12  $1.04  $1.05  $1.05  $1.00     --
Accumulation unit value at end of period            $1.33   $1.21  $1.17  $1.08  $1.12  $1.04  $1.05  $1.05     --
Number of accumulation units outstanding at end
of period (000 omitted)                               937   1,323  1,409  1,367  2,110  2,234  2,258    901     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.39   $1.25  $0.95  $1.76  $1.52  $1.24  $1.12  $1.00     --
Accumulation unit value at end of period            $1.19   $1.39  $1.25  $0.95  $1.76  $1.52  $1.24  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.99   $0.85  $0.66  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.96   $0.99  $0.85  $0.66  $0.90     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                26      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.03   $0.90  $0.68  $1.19  $1.01  $1.06  $1.06  $1.00     --
Accumulation unit value at end of period            $1.02   $1.03  $0.90  $0.68  $1.19  $1.01  $1.06  $1.06     --
Number of accumulation units outstanding at end
of period (000 omitted)                               182     239    253    255    266    529    219     46     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.13   $1.02  $0.87  $1.21  $1.30  $1.12  $1.09  $1.00     --
Accumulation unit value at end of period            $1.12   $1.13  $1.02  $0.87  $1.21  $1.30  $1.12  $1.09     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.01   $1.02  $1.04  $1.04  $1.01  $0.98  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $0.99   $1.01  $1.02  $1.04  $1.04  $1.01  $0.98  $0.98  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                               298     303  1,258    372    137     91     70    179     55
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.22   $1.15  $1.02  $1.11  $1.07  $1.05  $1.05  $1.02  $1.00
Accumulation unit value at end of period            $1.28   $1.22  $1.15  $1.02  $1.11  $1.07  $1.05  $1.05  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               167     264  3,966  3,519  3,241    547    165    169     63
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.94   $1.69  $1.35  $2.32  $2.18  $1.86  $1.67  $1.44  $1.00
Accumulation unit value at end of period            $1.81   $1.94  $1.69  $1.35  $2.32  $2.18  $1.86  $1.67  $1.44
Number of accumulation units outstanding at end
of period (000 omitted)                               465     559  2,165  1,880  1,267  1,033    512     31      9
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.00   $0.87  $0.71  $1.25  $1.24  $1.10  $1.05  $1.00     --
Accumulation unit value at end of period            $1.03   $1.00  $0.87  $0.71  $1.25  $1.24  $1.10  $1.05     --
Number of accumulation units outstanding at end
of period (000 omitted)                               589     890  1,020  1,054  1,103  1,183  1,307    818     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $2.50   $2.12  $1.24  $2.73  $2.02  $1.53  $1.17  $1.00     --
Accumulation unit value at end of period            $1.93   $2.50  $2.12  $1.24  $2.73  $2.02  $1.53  $1.17     --
Number of accumulation units outstanding at end
of period (000 omitted)                               218     231    592    827    562    594    469    225     --
----------------------------------------------------------------------------------------------------------------------


 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period      $1.14   $1.12  $1.07  $1.08  $1.02  $1.00     --     --     --
Accumulation unit value at end of period            $1.23   $1.14  $1.12  $1.07  $1.08  $1.02     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                69     123  2,765  1,341  1,399  1,411     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period      $1.22   $1.11  $0.78  $1.06  $1.06  $1.00     --     --     --
Accumulation unit value at end of period            $1.27   $1.22  $1.11  $0.78  $1.06  $1.06     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                61      77     92     98    117    175     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.49   $1.33  $0.88  $1.20  $1.20  $1.10  $1.08  $1.00     --
Accumulation unit value at end of period            $1.55   $1.49  $1.33  $0.88  $1.20  $1.20  $1.10  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                               325     461    586    703    822  1,551    960    372     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period      $1.47   $1.32  $0.95  $1.19  $1.18  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period            $1.53   $1.47  $1.32  $0.95  $1.19  $1.18  $1.11  $1.09     --
Number of accumulation units outstanding at end
of period (000 omitted)                                36      65  1,646  1,028    891    103     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.41   $1.26  $1.00  $1.72  $1.55  $1.27  $1.14  $1.00     --
Accumulation unit value at end of period            $1.21   $1.41  $1.26  $1.00  $1.72  $1.55  $1.27  $1.14     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.29   $1.12  $0.83  $1.52  $1.50  $1.38  $1.29  $1.22  $1.00
Accumulation unit value at end of period            $1.22   $1.29  $1.12  $0.83  $1.52  $1.50  $1.38  $1.29  $1.22
Number of accumulation units outstanding at end
of period (000 omitted)                                 2       4      4     60     42     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period      $0.99   $0.83  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.94   $0.99  $0.83  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                90     140  3,055  2,078  1,314     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period      $0.87   $0.78  $0.57  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.71   $0.87  $0.78  $0.57  $1.13     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 7       7      7      7     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.72   $1.38  $0.86  $1.59  $1.43  $1.45  $1.35  $1.26  $1.00
Accumulation unit value at end of period            $1.43   $1.72  $1.38  $0.86  $1.59  $1.43  $1.45  $1.35  $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                66      82     98    139    136    158    161    118     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.89   $0.74  $0.54  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.80   $0.89  $0.74  $0.54  $0.99     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.43   $1.27  $1.02  $1.66  $1.61  $1.42  $1.39  $1.28  $1.00
Accumulation unit value at end of period            $1.42   $1.43  $1.27  $1.02  $1.66  $1.61  $1.42  $1.39  $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                                10      11     17     26     26     38     48     30     22
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.12   $0.95  $0.77  $1.29  $1.32  $1.13  $1.10  $1.00     --
Accumulation unit value at end of period            $1.08   $1.12  $0.95  $0.77  $1.29  $1.32  $1.13  $1.10     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $1.04   $1.02  $0.99  $1.03  $1.00  $0.98  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.03   $1.04  $1.02  $0.99  $1.03  $1.00  $0.98  $0.98  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                               264     356  1,118    628    589    641    492    399    234
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period      $1.45   $1.17  $0.95  $1.35  $1.41  $1.21  $1.17  $1.00     --
Accumulation unit value at end of period            $1.34   $1.45  $1.17  $0.95  $1.35  $1.41  $1.21  $1.17     --
Number of accumulation units outstanding at end
of period (000 omitted)                                46      68  1,545  1,125    881     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $0.96   $0.84  $0.71  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.82   $0.96  $0.84  $0.71  $1.10     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.23   $0.99  $0.74  $1.27  $1.28  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period            $1.21   $1.23  $0.99  $0.74  $1.27  $1.28  $1.21  $1.13     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.36   $1.07  $0.69  $1.20  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.22   $1.36  $1.07  $0.69  $1.20  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               138     163    167    219    234    395    227     90     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.17   $1.04  $0.86  $1.25  $1.20  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.25   $1.17  $1.04  $0.86  $1.25  $1.20  $1.05  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.81   $0.76  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.68   $0.81  $0.76  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.23   $1.20  $0.94  $1.53  $1.50  $1.25  $1.14  $1.00     --
Accumulation unit value at end of period            $0.98   $1.23  $1.20  $0.94  $1.53  $1.50  $1.25  $1.14     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.06   $0.99  $0.70  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.06  $0.99  $0.70  $0.98     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                19      36  1,367    978    745     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.82   $1.58  $1.19  $2.11  $1.84  $1.68  $1.47  $1.30  $1.00
Accumulation unit value at end of period            $1.73   $1.82  $1.58  $1.19  $2.11  $1.84  $1.68  $1.47  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                               909   1,171  1,641  2,452  2,368  2,760  1,602    814    205
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.44   $1.18  $0.94  $1.82  $1.47  $1.40  $1.35  $1.34  $1.00
Accumulation unit value at end of period            $1.41   $1.44  $1.18  $0.94  $1.82  $1.47  $1.40  $1.35  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                16      18     26     27     27     13     21      7      5
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.22   $1.16  $1.02  $1.08  $1.05  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period            $1.28   $1.22  $1.16  $1.02  $1.08  $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               223     285  1,944  1,622  1,607    282    242     11     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.51   $1.99  $1.45  $2.45  $2.16  $1.96  $1.69  $1.38  $1.00
Accumulation unit value at end of period            $2.20   $2.51  $1.99  $1.45  $2.45  $2.16  $1.96  $1.69  $1.38
Number of accumulation units outstanding at end
of period (000 omitted)                               170     239    607    861    608    488    330    213    143
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.90   $1.71  $1.38  $2.51  $2.18  $1.89  $1.62  $1.46  $1.00
Accumulation unit value at end of period            $1.54   $1.90  $1.71  $1.38  $2.51  $2.18  $1.89  $1.62  $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                               222     253    305    341    344    445    418    246      5
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.41   $1.19  $1.02  $1.80  $2.31  $1.96  $1.76  $1.36  $1.00
Accumulation unit value at end of period            $1.31   $1.41  $1.19  $1.02  $1.80  $2.31  $1.96  $1.76  $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                                74      92    116    121    110    104    114     78     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.34   $1.21  $0.91  $1.32  $1.30  $1.12  $1.12  $1.00     --
Accumulation unit value at end of period            $1.35   $1.34  $1.21  $0.91  $1.32  $1.30  $1.12  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                                72     259    297    312    409    404    324    151     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.19   $1.00  $0.87  $1.22  $1.27  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period            $1.23   $1.19  $1.00  $0.87  $1.22  $1.27  $1.11  $1.09     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.05   $1.63  $1.28  $1.95  $2.04  $1.77  $1.66  $1.37  $1.00
Accumulation unit value at end of period            $1.93   $2.05  $1.63  $1.28  $1.95  $2.04  $1.77  $1.66  $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                31      64     75     87     91     94     88     85     50
----------------------------------------------------------------------------------------------------------------------


 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.79   $1.43  $1.02  $1.80  $1.65  $1.55  $1.50  $1.37  $1.00
Accumulation unit value at end of period            $1.68   $1.79  $1.43  $1.02  $1.80  $1.65  $1.55  $1.50  $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --      7     --      5
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.48   $1.36  $1.10  $1.77  $1.75  $1.50  $1.38  $1.25  $1.00
Accumulation unit value at end of period            $1.44   $1.48  $1.36  $1.10  $1.77  $1.75  $1.50  $1.38  $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                               131     188    279    398    502    611    526    516    349
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.90   $1.79  $1.33  $2.27  $2.00  $1.68  $1.55  $1.34  $1.00
Accumulation unit value at end of period            $1.67   $1.90  $1.79  $1.33  $2.27  $2.00  $1.68  $1.55  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                54      91    111    158    194    186    154    105     44
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.82   $1.62  $1.39  $1.33  $1.22  $1.10  $1.16  $1.00     --
Accumulation unit value at end of period            $1.77   $1.82  $1.62  $1.39  $1.33  $1.22  $1.10  $1.16     --
Number of accumulation units outstanding at end
of period (000 omitted)                               327     436  1,698  1,529  1,848  1,468    826    291     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.10   $1.05  $0.81  $1.44  $1.43  $1.20  $1.12  $1.00     --
Accumulation unit value at end of period            $1.01   $1.10  $1.05  $0.81  $1.44  $1.43  $1.20  $1.12     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --      9      9      9      9      9      6     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.51   $1.23  $0.94  $1.53  $1.51  $1.32  $1.19  $1.00     --
Accumulation unit value at end of period            $1.39   $1.51  $1.23  $0.94  $1.53  $1.51  $1.32  $1.19     --
Number of accumulation units outstanding at end
of period (000 omitted)                               340     432    942  1,126  1,162    978    575    248     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.76   $0.69  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.78   $0.76  $0.69  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --      4     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.20   $1.14  $0.79  $1.67  $1.68  $1.52  $1.46  $1.35  $1.00
Accumulation unit value at end of period            $1.14   $1.20  $1.14  $0.79  $1.67  $1.68  $1.52  $1.46  $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                75     113    132    148    151    164    179    110     27
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.24   $1.10  $0.93  $1.65  $1.50  $1.44  $1.35  $1.30  $1.00
Accumulation unit value at end of period            $1.12   $1.24  $1.10  $0.93  $1.65  $1.50  $1.44  $1.35  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                                 5       5     59     68    100    425     51     40     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.71   $1.47  $1.06  $2.03  $1.88  $1.64  $1.53  $1.35  $1.00
Accumulation unit value at end of period            $1.56   $1.71  $1.47  $1.06  $2.03  $1.88  $1.64  $1.53  $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                                 2      14     22     22     32     32     32     33      1
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.05   $0.98  $0.78  $1.14  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.03   $1.05  $0.98  $0.78  $1.14  $1.08     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.93   $0.90  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.94   $0.93  $0.90  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      34     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.89   $0.80  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.81   $0.89  $0.80  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                67     102  2,445  1,027    602     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.32   $1.18  $0.93  $1.32  $1.23  $1.13  $1.08  $1.00     --
Accumulation unit value at end of period            $1.21   $1.32  $1.18  $0.93  $1.32  $1.23  $1.13  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                14      23     25     26     32     35     38     13     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.51   $1.33  $1.06  $1.68  $1.75  $1.53  $1.50  $1.30  $1.00
Accumulation unit value at end of period            $1.45   $1.51  $1.33  $1.06  $1.68  $1.75  $1.53  $1.50  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                               916   1,142  1,790  2,105  1,977  1,995  1,445    538     25
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.59   $1.44  $1.18  $1.78  $1.77  $1.55  $1.44  $1.29  $1.00
Accumulation unit value at end of period            $1.52   $1.59  $1.44  $1.18  $1.78  $1.77  $1.55  $1.44  $1.29
Number of accumulation units outstanding at end
of period (000 omitted)                                20      21     45     46     50     51     30     17      3
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.93   $0.83  $0.62  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.86   $0.93  $0.83  $0.62  $1.05     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                87     131  2,589  2,166  1,538     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $1.03   $0.84  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.03   $1.03  $0.84  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.43   $1.30  $0.95  $1.54  $1.41  $1.34  $1.31  $1.22  $1.00
Accumulation unit value at end of period            $1.41   $1.43  $1.30  $0.95  $1.54  $1.41  $1.34  $1.31  $1.22
Number of accumulation units outstanding at end
of period (000 omitted)                                --       2      2      2      2      2      2      2      2
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.02   $1.51  $0.95  $1.60  $1.59  $1.43  $1.39  $1.33  $1.00
Accumulation unit value at end of period            $1.78   $2.02  $1.51  $0.95  $1.60  $1.59  $1.43  $1.39  $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                                 2       3     18     22     24     24     22     21     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $1.36   $1.26  $1.09  $1.43  $1.40  $1.28  $1.27  $1.17  $1.00
Accumulation unit value at end of period            $1.35   $1.36  $1.26  $1.09  $1.43  $1.40  $1.28  $1.27  $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                               192     316    370    439    545    531    435    401    240
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period      $2.71   $2.43  $1.87  $3.06  $2.44  $1.90  $1.66  $1.30  $1.00
Accumulation unit value at end of period            $2.83   $2.71  $2.43  $1.87  $3.06  $2.44  $1.90  $1.66  $1.30
Number of accumulation units outstanding at end
of period (000 omitted)                                 7      13     13     30     73     89     94     97     12
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.77   $0.64  $0.46  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.68   $0.77  $0.64  $0.46  $0.85     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                22      31    555    716    326     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.17   $0.90  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.17  $0.90  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.36   $1.85  $1.47  $2.41  $2.96  $2.18  $1.90  $1.42  $1.00
Accumulation unit value at end of period            $2.45   $2.36  $1.85  $1.47  $2.41  $2.96  $2.18  $1.90  $1.42
Number of accumulation units outstanding at end
of period (000 omitted)                                 4       4      6      6      6      6     --     12     12
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.68   $1.32  $1.05  $1.73  $2.13  $1.57  $1.37  $1.00     --
Accumulation unit value at end of period            $1.75   $1.68  $1.32  $1.05  $1.73  $2.13  $1.57  $1.37     --
Number of accumulation units outstanding at end
of period (000 omitted)                                13      15     17     18     16     16     17      6     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.34   $1.25  $0.89  $1.66  $1.49  $1.41  $1.37  $1.31  $1.00
Accumulation unit value at end of period            $1.30   $1.34  $1.25  $0.89  $1.66  $1.49  $1.41  $1.37  $1.31
Number of accumulation units outstanding at end
of period (000 omitted)                               232     257    266    283    299    314    284    126     59
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $2.08   $1.83  $1.34  $2.28  $2.19  $1.90  $1.70  $1.46  $1.00
Accumulation unit value at end of period            $1.87   $2.08  $1.83  $1.34  $2.28  $2.19  $1.90  $1.70  $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                                 9      33     38     38     41     42     15     12      4
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.42   $1.26  $1.09  $1.30  $1.20  $1.14  $1.14  $1.07  $1.00
Accumulation unit value at end of period            $1.41   $1.42  $1.26  $1.09  $1.30  $1.20  $1.14  $1.14  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                               681     912  3,444  3,043  3,205  2,256  1,716    851    141
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $0.36   $0.32  $0.26  $1.24  $1.27  $1.19  $1.19  $1.11  $1.00
Accumulation unit value at end of period            $0.35   $0.36  $0.32  $0.26  $1.24  $1.27  $1.19  $1.19  $1.11
Number of accumulation units outstanding at end
of period (000 omitted)                                 4       5     26     47     51     51     52     51     21
----------------------------------------------------------------------------------------------------------------------


 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.95   $1.61  $1.20  $1.97  $2.04  $1.81  $1.68  $1.44  $1.00
Accumulation unit value at end of period            $1.87   $1.95  $1.61  $1.20  $1.97  $2.04  $1.81  $1.68  $1.44
Number of accumulation units outstanding at end
of period (000 omitted)                                21      22     32     35     40     30     40     33     29
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.13   $1.01  $0.85  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.13   $1.13  $1.01  $0.85  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                62     101  1,394  1,935  1,649     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.38   $1.37  $1.11  $1.36  $1.40  $1.38  $1.25  $1.19  $1.00
Accumulation unit value at end of period            $1.34   $1.38  $1.37  $1.11  $1.36  $1.40  $1.38  $1.25  $1.19
Number of accumulation units outstanding at end
of period (000 omitted)                                24      55     78    100    157    167    158    148     10
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.31   $1.17  $0.92  $1.52  $1.65  $1.45  $1.40  $1.29  $1.00
Accumulation unit value at end of period            $1.23   $1.31  $1.17  $0.92  $1.52  $1.65  $1.45  $1.40  $1.29
Number of accumulation units outstanding at end
of period (000 omitted)                                 2       2      2      2      7      7      2      2     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.64   $1.52  $1.24  $2.25  $2.12  $1.69  $1.53  $1.34  $1.00
Accumulation unit value at end of period            $1.33   $1.64  $1.52  $1.24  $2.25  $2.12  $1.69  $1.53  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                20      29     33     44     47     53     51     54     41
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.13   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05   $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 2       2     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period      $1.34   $1.17  $0.90  $1.48  $1.50  $1.38  $1.33  $1.26  $1.00
Accumulation unit value at end of period            $1.29   $1.34  $1.17  $0.90  $1.48  $1.50  $1.38  $1.33  $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.16   $0.94  $0.73  $1.23  $1.43  $1.24  $1.18  $1.00     --
Accumulation unit value at end of period            $1.09   $1.16  $0.94  $0.73  $1.23  $1.43  $1.24  $1.18     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 5       8     10     10     20    263      6      3     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.11   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               102     103     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.11   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             1,912   4,621     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.04   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05   $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             1,116      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.04   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05   $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             7,968   6,523     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.84   $0.77  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.80   $0.84  $0.77  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                88     142  3,099  1,834  1,226     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.28   $1.07  $0.80  $1.28  $1.23  $1.08  $1.10  $1.00     --
Accumulation unit value at end of period            $1.17   $1.28  $1.07  $0.80  $1.28  $1.23  $1.08  $1.10     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.09   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               149     349     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.09   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            16,190  18,282     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.10   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.10     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               568     324     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.11   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07   $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             5,207   6,114     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.06   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.06   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06   $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             3,373   3,755     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period      $2.07   $1.69  $1.26  $1.88  $2.02  $1.71  $1.64  $1.40  $1.00
Accumulation unit value at end of period            $1.94   $2.07  $1.69  $1.26  $1.88  $2.02  $1.71  $1.64  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                               330     415    510    605    687    648    720    337      3
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period      $2.12   $1.73  $1.18  $2.20  $1.93  $1.43  $1.20  $1.00     --
Accumulation unit value at end of period            $1.78   $2.12  $1.73  $1.18  $2.20  $1.93  $1.43  $1.20     --
Number of accumulation units outstanding at end
of period (000 omitted)                                91     107    541    759    386    184    128     28     --
----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period      $1.38   $1.14  $0.82  $1.38  $1.33  $1.26  $1.15  $1.00     --
Accumulation unit value at end of period            $1.31   $1.38  $1.14  $0.82  $1.38  $1.33  $1.26  $1.15     --
Number of accumulation units outstanding at end
of period (000 omitted)                               288     384    870    894    799    615    523    221     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.13   $1.02  $0.90  $1.29  $1.22  $1.11  $1.08  $1.00     --
Accumulation unit value at end of period            $1.19   $1.13  $1.02  $0.90  $1.29  $1.22  $1.11  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                                --      --     13     20     15     15     15     16     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $1.80   $1.57  $1.38  $2.42  $2.15  $1.78  $1.57  $1.34  $1.00
Accumulation unit value at end of period            $1.53   $1.80  $1.57  $1.38  $2.42  $2.15  $1.78  $1.57  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                52      61     64     67     87     78     64     45     28
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.05   $0.94  $0.82  $1.31  $1.30  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period            $1.01   $1.05  $0.94  $0.82  $1.31  $1.30  $1.12  $1.08     --
Number of accumulation units outstanding at end
of period (000 omitted)                               270     428    548    531    627    653    691    438     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period      $2.00   $1.71  $1.21  $1.70  $1.55  $1.49  $1.47  $1.40  $1.00
Accumulation unit value at end of period            $1.86   $2.00  $1.71  $1.21  $1.70  $1.55  $1.49  $1.47  $1.40
Number of accumulation units outstanding at end
of period (000 omitted)                               388     514     77     95    133    142    154    113     29
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period      $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.05      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                69      --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.59   $1.28  $0.86  $1.49  $1.33  $1.10  $1.06  $1.00     --
Accumulation unit value at end of period            $1.49   $1.59  $1.28  $0.86  $1.49  $1.33  $1.10  $1.06     --
Number of accumulation units outstanding at end
of period (000 omitted)                                31      35     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period      $1.22   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11   $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                39      67     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------


 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011    2010    2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.27   $1.21  $1.10  $1.10  $1.05  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period            $1.35   $1.27  $1.21  $1.10  $1.10  $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at end
of period (000 omitted)                               658     917  1,060  1,033  1,552  3,395  1,455    623     --
----------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period       $1.08    $1.00   $0.82   $1.00      --      --      --     --
Accumulation unit value at end of period             $1.03    $1.08   $1.00   $0.82      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period       $1.04    $0.89   $0.59   $1.15   $1.00      --      --     --
Accumulation unit value at end of period             $0.78    $1.04   $0.89   $0.59   $1.15      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 28       28      28      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period       $0.99    $0.90   $0.76   $1.30   $1.27   $1.11   $1.08  $1.00
Accumulation unit value at end of period             $1.03    $0.99   $0.90   $0.76   $1.30   $1.27   $1.11  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                130      124      89     113     168     170     126     90
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period       $1.16    $1.13   $0.86   $1.87   $1.81   $1.36   $1.19  $1.00
Accumulation unit value at end of period             $0.92    $1.16   $1.13   $0.86   $1.87   $1.81   $1.36  $1.19
Number of accumulation units outstanding at end
of period (000 omitted)                              6,871    7,882  19,909  27,146  17,556  13,071   8,418  3,162
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $1.21    $1.17   $1.08   $1.12   $1.04   $1.05   $1.05  $1.00
Accumulation unit value at end of period             $1.32    $1.21   $1.17   $1.08   $1.12   $1.04   $1.05  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              7,945   11,844  13,423  13,696  23,067  24,580  21,086  7,249
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $1.38    $1.24   $0.95   $1.76   $1.52   $1.24   $1.12  $1.00
Accumulation unit value at end of period             $1.19    $1.38   $1.24   $0.95   $1.76   $1.52   $1.24  $1.12
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      68      68      --      --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period       $0.99    $0.85   $0.66   $0.90   $1.00      --      --     --
Accumulation unit value at end of period             $0.96    $0.99   $0.85   $0.66   $0.90      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      --       9      --      --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $1.02    $0.90   $0.68   $1.19   $1.01   $1.06   $1.06  $1.00
Accumulation unit value at end of period             $1.01    $1.02   $0.90   $0.68   $1.19   $1.01   $1.06  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              2,936    4,147   5,039   6,040   6,538  19,124   6,266  2,495
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $1.13    $1.02   $0.87   $1.21   $1.30   $1.12   $1.09  $1.00
Accumulation unit value at end of period             $1.12    $1.13   $1.02   $0.87   $1.21   $1.30   $1.12  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                 87       16      16      19      24      29      15     26
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.02    $1.04   $1.06   $1.05   $1.03   $1.00   $0.99  $1.00
Accumulation unit value at end of period             $1.00    $1.02   $1.04   $1.06   $1.05   $1.03   $1.00  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                              2,045    2,910  11,536   5,320   3,584   1,771     839    136
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.20    $1.13   $1.00   $1.09   $1.06   $1.03   $1.03  $1.00
Accumulation unit value at end of period             $1.25    $1.20   $1.13   $1.00   $1.09   $1.06   $1.03  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              2,517    3,451  52,732  52,913  49,906  27,709     237    220
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.34    $1.17   $0.93   $1.60   $1.51   $1.29   $1.15  $1.00
Accumulation unit value at end of period             $1.25    $1.34   $1.17   $0.93   $1.60   $1.51   $1.29  $1.15
Number of accumulation units outstanding at end
of period (000 omitted)                              7,706   10,251  47,600  45,615  31,206  25,297   8,506     34
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.00    $0.86   $0.71   $1.25   $1.24   $1.09   $1.05  $1.00
Accumulation unit value at end of period             $1.03    $1.00   $0.86   $0.71   $1.25   $1.24   $1.09  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              5,131    7,801   9,323  10,215  10,759  11,734  14,054  9,019
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $2.49    $2.12   $1.24   $2.73   $2.01   $1.53   $1.17  $1.00
Accumulation unit value at end of period             $1.93    $2.49   $2.12   $1.24   $2.73   $2.01   $1.53  $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                              2,042    2,330   8,001  12,125   7,826   7,742   4,979  2,159
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period       $1.14    $1.12   $1.06   $1.08   $1.02   $1.00      --     --
Accumulation unit value at end of period             $1.23    $1.14   $1.12   $1.06   $1.08   $1.02      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,527    2,123  39,552  22,934  24,803  19,914      --     --
----------------------------------------------------------------------------------------------------------------------


 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period       $1.22    $1.11   $0.78   $1.06   $1.06   $1.00      --     --
Accumulation unit value at end of period             $1.27    $1.22   $1.11   $0.78   $1.06   $1.06      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,238    1,849   2,437   3,077   4,084   8,585      --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.49    $1.33   $0.88   $1.20   $1.20   $1.10   $1.08  $1.00
Accumulation unit value at end of period             $1.54    $1.49   $1.33   $0.88   $1.20   $1.20   $1.10  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                              1,037    1,429   3,043   3,808   4,514   5,751   3,150    830
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period       $1.46    $1.32   $0.94   $1.18   $1.18   $1.11   $1.09  $1.00
Accumulation unit value at end of period             $1.52    $1.46   $1.32   $0.94   $1.18   $1.18   $1.11  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                724      967  23,958  16,287  14,534   6,780       8      8
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.40    $1.25   $1.00   $1.71   $1.55   $1.27   $1.14  $1.00
Accumulation unit value at end of period             $1.20    $1.40   $1.25   $1.00   $1.71   $1.55   $1.27  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)                                  2        2       2       2       2       2       1     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.06    $0.92   $0.69   $1.26   $1.24   $1.14   $1.07  $1.00
Accumulation unit value at end of period             $1.01    $1.06   $0.92   $0.69   $1.26   $1.24   $1.14  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                258      361     910   3,801   2,883      38      38     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period       $0.99    $0.83   $0.66   $1.12   $1.00      --      --     --
Accumulation unit value at end of period             $0.94    $0.99   $0.83   $0.66   $1.12      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,287    1,574  44,625  33,416  21,154      --      --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period       $0.86    $0.78   $0.57   $1.13   $1.00      --      --     --
Accumulation unit value at end of period             $0.71    $0.86   $0.78   $0.57   $1.13      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 70       70      70      21      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.35    $1.09   $0.68   $1.26   $1.13   $1.15   $1.07  $1.00
Accumulation unit value at end of period             $1.13    $1.35   $1.09   $0.68   $1.26   $1.13   $1.15  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                430      548     702     933     906   1,023   1,088    697
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period       $0.89    $0.74   $0.54   $0.99   $1.00      --      --     --
Accumulation unit value at end of period             $0.80    $0.89   $0.74   $0.54   $0.99      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                145      167       3      98      69      --      --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.11    $0.99   $0.80   $1.29   $1.25   $1.11   $1.08  $1.00
Accumulation unit value at end of period             $1.11    $1.11   $0.99   $0.80   $1.29   $1.25   $1.11  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                198      211     155      94     147     142     132     48
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.12    $0.94   $0.76   $1.29   $1.32   $1.13   $1.10  $1.00
Accumulation unit value at end of period             $1.08    $1.12   $0.94   $0.76   $1.29   $1.32   $1.13  $1.10
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      14      23      23      24     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.04    $1.03   $1.00   $1.05   $1.01   $0.99   $1.00  $1.00
Accumulation unit value at end of period             $1.04    $1.04   $1.03   $1.00   $1.05   $1.01   $0.99  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              1,924    2,722  10,350   5,772   5,294   3,802   1,781    218
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period       $1.45    $1.17   $0.95   $1.35   $1.41   $1.21   $1.17  $1.00
Accumulation unit value at end of period             $1.33    $1.45   $1.17   $0.95   $1.35   $1.41   $1.21  $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                                585      721  23,264  17,911  14,170      --      --     --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period       $0.96    $0.84   $0.71   $1.10   $1.00      --      --     --
Accumulation unit value at end of period             $0.82    $0.96   $0.84   $0.71   $1.10      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 47       33      32      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.23    $0.98   $0.74   $1.27   $1.27   $1.21   $1.13  $1.00
Accumulation unit value at end of period             $1.20    $1.23   $0.98   $0.74   $1.27   $1.27   $1.21  $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.35    $1.06   $0.69   $1.20   $1.07   $1.04   $1.03  $1.00
Accumulation unit value at end of period             $1.22    $1.35   $1.06   $0.69   $1.20   $1.07   $1.04  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              1,184    1,653   2,265   2,987   3,110   6,310   2,901  1,117
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.17    $1.03   $0.86   $1.25   $1.19   $1.05   $1.02  $1.00
Accumulation unit value at end of period             $1.25    $1.17   $1.03   $0.86   $1.25   $1.19   $1.05  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                 48       48      48     100     112      67      71     72
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.81    $0.75   $0.62   $1.09   $1.00      --      --     --
Accumulation unit value at end of period             $0.68    $0.81   $0.75   $0.62   $1.09      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       8      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.23    $1.20   $0.94   $1.53   $1.50   $1.25   $1.14  $1.00
Accumulation unit value at end of period             $0.98    $1.23   $1.20   $0.94   $1.53   $1.50   $1.25  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)                                 24       21      19      38      24      24      26      7
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period       $1.06    $0.99   $0.70   $0.98   $1.00      --      --     --
Accumulation unit value at end of period             $1.07    $1.06   $0.99   $0.70   $0.98      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                562      719  17,706  14,635  11,432      --      --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.37    $1.19   $0.90   $1.59   $1.38   $1.27   $1.11  $1.00
Accumulation unit value at end of period             $1.30    $1.37   $1.19   $0.90   $1.59   $1.38   $1.27  $1.11
Number of accumulation units outstanding at end
of period (000 omitted)                             10,938   14,844  26,124  44,134  42,111  45,962  19,309  6,485
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.09    $0.90   $0.72   $1.38   $1.11   $1.06   $1.03  $1.00
Accumulation unit value at end of period             $1.07    $1.09   $0.90   $0.72   $1.38   $1.11   $1.06  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       15      15      36      15      15      --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.22    $1.15   $1.02   $1.08   $1.05   $1.03   $1.03  $1.00
Accumulation unit value at end of period             $1.28    $1.22   $1.15   $1.02   $1.08   $1.05   $1.03  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              3,767    5,353  28,571  28,234  30,874  10,450   8,474  3,024
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.79    $1.42   $1.04   $1.75   $1.55   $1.40   $1.21  $1.00
Accumulation unit value at end of period             $1.57    $1.79   $1.42   $1.04   $1.75   $1.55   $1.40  $1.21
Number of accumulation units outstanding at end
of period (000 omitted)                              1,681    2,112  10,749  15,569   9,998   6,670   2,154    194
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.28    $1.16   $0.93   $1.70   $1.48   $1.28   $1.10  $1.00
Accumulation unit value at end of period             $1.04    $1.28   $1.16   $0.93   $1.70   $1.48   $1.28  $1.10
Number of accumulation units outstanding at end
of period (000 omitted)                              2,343    2,808   4,655   4,812   4,606   5,282   5,025  3,210
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.08    $0.91   $0.78   $1.37   $1.77   $1.50   $1.34  $1.00
Accumulation unit value at end of period             $1.00    $1.08   $0.91   $0.78   $1.37   $1.77   $1.50  $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                                150      172     590     821   1,056     270     252    119
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.34    $1.21   $0.91   $1.32   $1.30   $1.12   $1.12  $1.00
Accumulation unit value at end of period             $1.35    $1.34   $1.21   $0.91   $1.32   $1.30   $1.12  $1.12
Number of accumulation units outstanding at end
of period (000 omitted)                              1,057    1,140   1,013   1,631   1,849   1,382   1,066    516
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.18    $1.00   $0.87   $1.21   $1.27   $1.11   $1.09  $1.00
Accumulation unit value at end of period             $1.23    $1.18   $1.00   $0.87   $1.21   $1.27   $1.11  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                 70       96      51     137     151      68      53     34
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.28    $1.02   $0.73   $1.29   $1.18   $1.11   $1.08  $1.00
Accumulation unit value at end of period             $1.20    $1.28   $1.02   $0.73   $1.29   $1.18   $1.11  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                 19       36      39     141     125      98     115    111
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.16    $1.06   $0.86   $1.39   $1.37   $1.18   $1.09  $1.00
Accumulation unit value at end of period             $1.13    $1.16   $1.06   $0.86   $1.39   $1.37   $1.18  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                252      289     305     485     542   6,611     374    369
----------------------------------------------------------------------------------------------------------------------


 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.81    $1.61   $1.38   $1.33   $1.22   $1.10   $1.16  $1.00
Accumulation unit value at end of period             $1.76    $1.81   $1.61   $1.38   $1.33   $1.22   $1.10  $1.16
Number of accumulation units outstanding at end
of period (000 omitted)                              3,114    4,186  21,774  22,313  26,747  18,800   7,744  2,656
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.10    $1.04   $0.81   $1.44   $1.43   $1.20   $1.12  $1.00
Accumulation unit value at end of period             $1.00    $1.10   $1.04   $0.81   $1.44   $1.43   $1.20  $1.12
Number of accumulation units outstanding at end
of period (000 omitted)                                103      119     114     115     148     112      57     25
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.51    $1.23   $0.94   $1.53   $1.51   $1.32   $1.19  $1.00
Accumulation unit value at end of period             $1.39    $1.51   $1.23   $0.94   $1.53   $1.51   $1.32  $1.19
Number of accumulation units outstanding at end
of period (000 omitted)                              3,562    4,764  13,524  16,698  17,019  14,517   6,833  2,746
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.76    $0.69   $0.58   $0.94   $1.00      --      --     --
Accumulation unit value at end of period             $0.78    $0.76   $0.69   $0.58   $0.94      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      27      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.88    $0.84   $0.58   $1.22   $1.23   $1.11   $1.07  $1.00
Accumulation unit value at end of period             $0.83    $0.88   $0.84   $0.58   $1.22   $1.23   $1.11  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              2,083    2,907   3,241   4,292   3,865   4,263   5,023  3,225
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.97    $0.86   $0.73   $1.29   $1.18   $1.13   $1.06  $1.00
Accumulation unit value at end of period             $0.88    $0.97   $0.86   $0.73   $1.29   $1.18   $1.13  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                 96      107   2,537   2,458   2,494   2,008       3      3
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.23    $1.06   $0.76   $1.46   $1.35   $1.18   $1.10  $1.00
Accumulation unit value at end of period             $1.12    $1.23   $1.06   $0.76   $1.46   $1.35   $1.18  $1.10
Number of accumulation units outstanding at end
of period (000 omitted)                                  9        9      17      70      73      19      19     12
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.92    $0.90   $0.72   $1.03   $1.00      --      --     --
Accumulation unit value at end of period             $0.94    $0.92   $0.90   $0.72   $1.03      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 25       25      45       3      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.89    $0.80   $0.61   $1.04   $1.00      --      --     --
Accumulation unit value at end of period             $0.81    $0.89   $0.80   $0.61   $1.04      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                940      984  35,468  16,452   9,747      --      --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.31    $1.18   $0.92   $1.32   $1.23   $1.13   $1.07  $1.00
Accumulation unit value at end of period             $1.21    $1.31   $1.18   $0.92   $1.32   $1.23   $1.13  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                401      569     679     796   1,038   1,204   1,379    900
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.13    $1.00   $0.79   $1.26   $1.31   $1.15   $1.13  $1.00
Accumulation unit value at end of period             $1.09    $1.13   $1.00   $0.79   $1.26   $1.31   $1.15  $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                             13,815   18,929  34,501  43,308  39,815  41,096  23,606  8,260
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.93    $0.83   $0.62   $1.05   $1.00      --      --     --
Accumulation unit value at end of period             $0.86    $0.93   $0.83   $0.62   $1.05      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,082    1,257  38,185  34,319  25,309      --      --     --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period       $1.03    $0.84   $0.60   $1.03   $1.00      --      --     --
Accumulation unit value at end of period             $1.02    $1.03   $0.84   $0.60   $1.03      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 54       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period       $1.17    $1.06   $0.78   $1.26   $1.15   $1.10   $1.07  $1.00
Accumulation unit value at end of period             $1.15    $1.17   $1.06   $0.78   $1.26   $1.15   $1.10  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                 14       14      14      14      14      14      34     22
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period       $1.51    $1.13   $0.71   $1.19   $1.19   $1.07   $1.04  $1.00
Accumulation unit value at end of period             $1.33    $1.51   $1.13   $0.71   $1.19   $1.19   $1.07  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --       4       9      10      11     12
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period       $1.16    $1.08   $0.93   $1.22   $1.20   $1.09   $1.09  $1.00
Accumulation unit value at end of period             $1.15    $1.16   $1.08   $0.93   $1.22   $1.20   $1.09  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                 65       69      69      94     102     106      69     53
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period       $2.02    $1.81   $1.39   $2.28   $1.82   $1.42   $1.24  $1.00
Accumulation unit value at end of period             $2.11    $2.02   $1.81   $1.39   $2.28   $1.82   $1.42  $1.24
Number of accumulation units outstanding at end
of period (000 omitted)                                 43       55      58      91     120      32       1      1
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.77    $0.64   $0.46   $0.85   $1.00      --      --     --
Accumulation unit value at end of period             $0.68    $0.77   $0.64   $0.46   $0.85      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                249      265   8,046  11,790   4,909      --      --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $1.17    $0.90   $0.58   $1.12   $1.00      --      --     --
Accumulation unit value at end of period             $1.07    $1.17   $0.90   $0.58   $1.12      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.68    $1.32   $1.05   $1.72   $2.12   $1.57   $1.37  $1.00
Accumulation unit value at end of period             $1.74    $1.68   $1.32   $1.05   $1.72   $2.12   $1.57  $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                                257      328     604     694     728     573     619    292
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.04    $0.97   $0.69   $1.29   $1.15   $1.09   $1.06  $1.00
Accumulation unit value at end of period             $1.00    $1.04   $0.97   $0.69   $1.29   $1.15   $1.09  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              4,615    6,424   7,178   8,981   8,700  10,182   8,509  3,218
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.40    $1.24   $0.90   $1.54   $1.48   $1.29   $1.15  $1.00
Accumulation unit value at end of period             $1.26    $1.40   $1.24   $0.90   $1.54   $1.48   $1.29  $1.15
Number of accumulation units outstanding at end
of period (000 omitted)                                113      127     149     169     231     209     177     72
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.33    $1.18   $1.02   $1.21   $1.13   $1.07   $1.07  $1.00
Accumulation unit value at end of period             $1.32    $1.33   $1.18   $1.02   $1.21   $1.13   $1.07  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              4,711    6,319  41,343  38,121  38,909  20,731  11,203  4,674
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.35    $1.11   $0.83   $1.36   $1.41   $1.25   $1.16  $1.00
Accumulation unit value at end of period             $1.29    $1.35   $1.11   $0.83   $1.36   $1.41   $1.25  $1.16
Number of accumulation units outstanding at end
of period (000 omitted)                                 89       24      25      61      71      75      59     31
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period       $1.12    $1.01   $0.85   $1.03   $1.00      --      --     --
Accumulation unit value at end of period             $1.12    $1.12   $1.01   $0.85   $1.03      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                718      853  20,192  30,027  26,289      --      --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.14    $1.13   $0.91   $1.12   $1.15   $1.14   $1.03  $1.00
Accumulation unit value at end of period             $1.10    $1.14   $1.13   $0.91   $1.12   $1.15   $1.14  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                 23       44      56      84     144     142     109     57
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.21    $1.13   $0.92   $1.67   $1.57   $1.26   $1.14  $1.00
Accumulation unit value at end of period             $0.99    $1.21   $1.13   $0.92   $1.67   $1.57   $1.26  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)                                 10       10      10      10      27      --      --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period       $1.13    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.05    $1.13      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --        9      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.16    $0.94   $0.73   $1.22   $1.43   $1.24   $1.18  $1.00
Accumulation unit value at end of period             $1.09    $1.16   $0.94   $0.73   $1.22   $1.43   $1.24  $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                                 69       84     147     179     192   4,666      76     17
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period       $1.11    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.06    $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                242    2,128      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------


 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period       $1.11    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.06    $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             37,081   45,459      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period       $1.04    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.05    $1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              3,605    2,840      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period       $1.04    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.05    $1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             37,774   34,075      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period       $0.84    $0.77   $0.59   $0.99   $1.00      --      --     --
Accumulation unit value at end of period             $0.79    $0.84   $0.77   $0.59   $0.99      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,246    1,481  47,054  29,241  19,856      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.27    $1.06   $0.79   $1.28   $1.23   $1.08   $1.10  $1.00
Accumulation unit value at end of period             $1.17    $1.27   $1.06   $0.79   $1.28   $1.23   $1.08  $1.10
Number of accumulation units outstanding at end
of period (000 omitted)                                  8        8      --      28      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period       $1.09    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.07    $1.09      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              4,056    2,407      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period       $1.09    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.07    $1.09      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            206,439  248,214      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period       $1.10    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.07    $1.10      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,555      774      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period       $1.11    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.07    $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            118,725  154,365      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period       $1.06    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.06    $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2,095    1,480      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period       $1.06    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.06    $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             34,697   43,744      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.44    $1.18   $0.88   $1.31   $1.41   $1.19   $1.15  $1.00
Accumulation unit value at end of period             $1.35    $1.44   $1.18   $0.88   $1.31   $1.41   $1.19  $1.15
Number of accumulation units outstanding at end
of period (000 omitted)                              4,585    6,248   9,697  11,631  12,674  11,121  10,647  4,456
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period       $2.11    $1.72   $1.17   $2.20   $1.93   $1.43   $1.20  $1.00
Accumulation unit value at end of period             $1.77    $2.11   $1.72   $1.17   $2.20   $1.93   $1.43  $1.20
Number of accumulation units outstanding at end
of period (000 omitted)                              1,529    1,843   8,675  12,927   7,675   6,793   3,916  1,854
----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period       $1.38    $1.14   $0.81   $1.38   $1.33   $1.26   $1.15  $1.00
Accumulation unit value at end of period             $1.30    $1.38   $1.14   $0.81   $1.38   $1.33   $1.26  $1.15
Number of accumulation units outstanding at end
of period (000 omitted)                              2,605    3,655  12,068  12,713  11,339   6,970   5,234  2,030
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.13    $1.02   $0.90   $1.29   $1.22   $1.11   $1.08  $1.00
Accumulation unit value at end of period             $1.18    $1.13   $1.02   $0.90   $1.29   $1.22   $1.11  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011     2010    2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.31    $1.14   $1.01   $1.76   $1.57   $1.30   $1.14  $1.00
Accumulation unit value at end of period             $1.12    $1.31   $1.14   $1.01   $1.76   $1.57   $1.30  $1.14
Number of accumulation units outstanding at end
of period (000 omitted)                              1,513    1,967   2,695   2,459   2,309   2,433   1,444     79
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.04    $0.93   $0.82   $1.31   $1.30   $1.11   $1.08  $1.00
Accumulation unit value at end of period             $1.00    $1.04   $0.93   $0.82   $1.31   $1.30   $1.11  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                663      931   3,042   1,054   1,198   1,229   1,587    971
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.42    $1.21   $0.86   $1.21   $1.10   $1.06   $1.04  $1.00
Accumulation unit value at end of period             $1.32    $1.42   $1.21   $0.86   $1.21   $1.10   $1.06  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              3,649    5,238   3,799   4,435   5,394   5,524   3,401  1,048
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --     --
Accumulation unit value at end of period             $1.05       --      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                281       --      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.59    $1.28   $0.85   $1.48   $1.33   $1.10   $1.06  $1.00
Accumulation unit value at end of period             $1.49    $1.59   $1.28   $0.85   $1.48   $1.33   $1.10  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                593      844       2       2       1       1       1      1
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period       $1.22    $1.00      --      --      --      --      --     --
Accumulation unit value at end of period             $1.11    $1.22      --      --      --      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                238      253      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.27    $1.21   $1.10   $1.09   $1.05   $1.03   $1.03  $1.00
Accumulation unit value at end of period             $1.35    $1.27   $1.21   $1.10   $1.09   $1.05   $1.03  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              4,101    5,623   8,408   8,640  12,231   8,454   2,629    789
----------------------------------------------------------------------------------------------------------------------






 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $1.08    $1.00   $0.82   $1.00      --      --     --     --
Accumulation unit value at end of period              $1.03    $1.08   $1.00   $0.82      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      7        7       7       7      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period        $1.03    $0.89   $0.59   $1.15   $1.00      --     --     --
Accumulation unit value at end of period              $0.78    $1.03   $0.89   $0.59   $1.15      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --       6      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period        $0.99    $0.89   $0.76   $1.30   $1.27   $1.10  $1.08  $1.00
Accumulation unit value at end of period              $1.03    $0.99   $0.89   $0.76   $1.30   $1.27  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      7        7       9       7      14       8      8     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period        $1.16    $1.13   $0.86   $1.87   $1.81   $1.36  $1.19  $1.00
Accumulation unit value at end of period              $0.91    $1.16   $1.13   $0.86   $1.87   $1.81  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,105    3,020   7,538  10,280   6,454   4,386  3,051    725
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.20    $1.17   $1.08   $1.12   $1.04   $1.05  $1.05  $1.00
Accumulation unit value at end of period              $1.32    $1.20   $1.17   $1.08   $1.12   $1.04  $1.05  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,442    4,201   4,330   4,261   6,752   8,306  7,161  1,751
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.38    $1.24   $0.95   $1.75   $1.52   $1.24  $1.12  $1.00
Accumulation unit value at end of period              $1.19    $1.38   $1.24   $0.95   $1.75   $1.52  $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.98    $0.84   $0.66   $0.90   $1.00      --     --     --
Accumulation unit value at end of period              $0.96    $0.98   $0.84   $0.66   $0.90      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.02    $0.90   $0.68   $1.19   $1.00   $1.06  $1.06  $1.00
Accumulation unit value at end of period              $1.01    $1.02   $0.90   $0.68   $1.19   $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,364    4,071   4,572   4,942   5,177  11,674  5,066  1,252
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.02   $0.87   $1.21   $1.30   $1.12  $1.09  $1.00
Accumulation unit value at end of period              $1.12    $1.13   $1.02   $0.87   $1.21   $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     15       15      15      15      17      17      5     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.02    $1.04   $1.06   $1.05   $1.02   $1.00  $0.99  $1.00
Accumulation unit value at end of period              $1.00    $1.02   $1.04   $1.06   $1.05   $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,104    1,063   4,617   2,015     926     437    272    696
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.19    $1.12   $1.00   $1.09   $1.06   $1.03  $1.03  $1.00
Accumulation unit value at end of period              $1.25    $1.19   $1.12   $1.00   $1.09   $1.06  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,477    1,811  21,272  22,574  21,399  10,809     68     73
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.34    $1.17   $0.93   $1.60   $1.51   $1.28  $1.15  $1.00
Accumulation unit value at end of period              $1.24    $1.34   $1.17   $0.93   $1.60   $1.51  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,979    4,515  19,162  18,841  12,984   9,881  4,173     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.99    $0.86   $0.71   $1.25   $1.24   $1.09  $1.05  $1.00
Accumulation unit value at end of period              $1.02    $0.99   $0.86   $0.71   $1.25   $1.24  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,205    2,659   2,866   2,952   2,897   3,765  4,574  2,547
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $2.48    $2.11   $1.24   $2.72   $2.01   $1.53  $1.17  $1.00
Accumulation unit value at end of period              $1.92    $2.48   $2.11   $1.24   $2.72   $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,060    1,023   3,167   4,942   3,157   2,993  1,961    549
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.14    $1.11   $1.06   $1.08   $1.02   $1.00     --     --
Accumulation unit value at end of period              $1.23    $1.14   $1.11   $1.06   $1.08   $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    801      988  15,119   8,617   9,067   6,418     --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period        $1.21    $1.10   $0.78   $1.06   $1.06   $1.00     --     --
Accumulation unit value at end of period              $1.27    $1.21   $1.10   $0.78   $1.06   $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,400    1,604   1,726   2,138   2,573   4,571     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.48    $1.33   $0.88   $1.20   $1.20   $1.10  $1.08  $1.00
Accumulation unit value at end of period              $1.54    $1.48   $1.33   $0.88   $1.20   $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                    536      626     705     918   1,074   1,254  1,052    115
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period        $1.46    $1.31   $0.94   $1.18   $1.17   $1.11  $1.09  $1.00
Accumulation unit value at end of period              $1.52    $1.46   $1.31   $0.94   $1.18   $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                    392      461  10,027   7,265   6,611   2,750     26     36
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.40    $1.25   $1.00   $1.71   $1.55   $1.27  $1.14  $1.00
Accumulation unit value at end of period              $1.20    $1.40   $1.25   $1.00   $1.71   $1.55  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      5        5      16       5       5       4     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.06    $0.92   $0.68   $1.25   $1.24   $1.14  $1.07  $1.00
Accumulation unit value at end of period              $1.00    $1.06   $0.92   $0.68   $1.25   $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      2       10       2       2       2      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period        $0.98    $0.83   $0.66   $1.12   $1.00      --     --     --
Accumulation unit value at end of period              $0.94    $0.98   $0.83   $0.66   $1.12      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    709      838  19,315  15,534  10,135      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period        $0.86    $0.77   $0.57   $1.13   $1.00      --     --     --
Accumulation unit value at end of period              $0.71    $0.86   $0.77   $0.57   $1.13      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     28       30      32      --       3      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.35    $1.09   $0.68   $1.26   $1.13   $1.15  $1.07  $1.00
Accumulation unit value at end of period              $1.12    $1.35   $1.09   $0.68   $1.26   $1.13  $1.15  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.89    $0.74   $0.53   $0.99   $1.00      --     --     --
Accumulation unit value at end of period              $0.80    $0.89   $0.74   $0.53   $0.99      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.11    $0.98   $0.80   $1.29   $1.25   $1.11  $1.08  $1.00
Accumulation unit value at end of period              $1.10    $1.11   $0.98   $0.80   $1.29   $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     14       14      14      14      14      16      5      5
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.11    $0.94   $0.76   $1.28   $1.31   $1.13  $1.10  $1.00
Accumulation unit value at end of period              $1.07    $1.11   $0.94   $0.76   $1.28   $1.31  $1.13  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                     12       12      12      12      12      10     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.04    $1.03   $1.00   $1.04   $1.01   $0.99  $1.00  $1.00
Accumulation unit value at end of period              $1.04    $1.04   $1.03   $1.00   $1.04   $1.01  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    511      591   3,255   1,766   1,184     748    423     43
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period        $1.44    $1.16   $0.95   $1.35   $1.41   $1.20  $1.16  $1.00
Accumulation unit value at end of period              $1.33    $1.44   $1.16   $0.95   $1.35   $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                    382      428  10,255   8,531   6,901      89     59     43
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.96    $0.84   $0.71   $1.10   $1.00      --     --     --
Accumulation unit value at end of period              $0.82    $0.96   $0.84   $0.71   $1.10      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     15       10      17      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.22    $0.98   $0.74   $1.27   $1.27   $1.21  $1.13  $1.00
Accumulation unit value at end of period              $1.20    $1.22   $0.98   $0.74   $1.27   $1.27  $1.21  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                     11       11      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------


 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.35    $1.06   $0.69   $1.19   $1.06   $1.04  $1.03  $1.00
Accumulation unit value at end of period              $1.22    $1.35   $1.06   $0.69   $1.19   $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    638      728     935   1,165   1,200   2,578  1,258    333
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.16    $1.03   $0.86   $1.25   $1.19   $1.05  $1.02  $1.00
Accumulation unit value at end of period              $1.24    $1.16   $1.03   $0.86   $1.25   $1.19  $1.05  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.81    $0.75   $0.62   $1.09   $1.00      --     --     --
Accumulation unit value at end of period              $0.68    $0.81   $0.75   $0.62   $1.09      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.22    $1.20   $0.94   $1.53   $1.50   $1.25  $1.14  $1.00
Accumulation unit value at end of period              $0.98    $1.22   $1.20   $0.94   $1.53   $1.50  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                     25       25      26      24      26      27     17     --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $1.06    $0.99   $0.70   $0.98   $1.00      --     --     --
Accumulation unit value at end of period              $1.07    $1.06   $0.99   $0.70   $0.98      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    410      507   7,706   6,563   5,181      --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.36    $1.19   $0.89   $1.59   $1.38   $1.26  $1.11  $1.00
Accumulation unit value at end of period              $1.30    $1.36   $1.19   $0.89   $1.59   $1.38  $1.26  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                  5,118    5,903   9,334  16,898  15,648  16,577  7,559  1,607
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.09    $0.90   $0.71   $1.38   $1.11   $1.06  $1.03  $1.00
Accumulation unit value at end of period              $1.07    $1.09   $0.90   $0.71   $1.38   $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     12       12      12      12      12      11     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.21    $1.15   $1.02   $1.07   $1.05   $1.03  $1.03  $1.00
Accumulation unit value at end of period              $1.27    $1.21   $1.15   $1.02   $1.07   $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,782    4,473  13,385  13,739  15,429   7,174  6,069  1,202
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.79    $1.42   $1.03   $1.75   $1.54   $1.40  $1.21  $1.00
Accumulation unit value at end of period              $1.56    $1.79   $1.42   $1.03   $1.75   $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                    838      899   4,039   6,417   4,062   2,597  1,049      5
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.28    $1.15   $0.93   $1.70   $1.48   $1.28  $1.10  $1.00
Accumulation unit value at end of period              $1.03    $1.28   $1.15   $0.93   $1.70   $1.48  $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                    654      644     667     722     691   1,284  1,283    755
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.33    $1.21   $0.91   $1.32   $1.29   $1.12  $1.12  $1.00
Accumulation unit value at end of period              $1.34    $1.33   $1.21   $0.91   $1.32   $1.29  $1.12  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                    528      551     575     621     666     639    815    325
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.18    $1.00   $0.87   $1.21   $1.27   $1.11  $1.09  $1.00
Accumulation unit value at end of period              $1.23    $1.18   $1.00   $0.87   $1.21   $1.27  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     20       21      31      74     110     121    143    111
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.28    $1.02   $0.72   $1.28   $1.18   $1.10  $1.07  $1.00
Accumulation unit value at end of period              $1.19    $1.28   $1.02   $0.72   $1.28   $1.18  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      7        7       7       7       7      11      6      6
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.16    $1.06   $0.86   $1.39   $1.37   $1.18  $1.09  $1.00
Accumulation unit value at end of period              $1.12    $1.16   $1.06   $0.86   $1.39   $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                    173      182     190     188     281   2,957    342    240
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.80    $1.61   $1.38   $1.33   $1.22   $1.10  $1.16  $1.00
Accumulation unit value at end of period              $1.75    $1.80   $1.61   $1.38   $1.33   $1.22  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,400    1,587   7,972   8,575   9,880   6,143  2,582    696
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.10    $1.04   $0.81   $1.43   $1.43   $1.19  $1.12  $1.00
Accumulation unit value at end of period              $1.00    $1.10   $1.04   $0.81   $1.43   $1.43  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                    223      234     244     274     283     331    477    237
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.50    $1.23   $0.94   $1.52   $1.50   $1.32  $1.19  $1.00
Accumulation unit value at end of period              $1.38    $1.50   $1.23   $0.94   $1.52   $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,690    1,904   5,063   6,456   6,588   5,189  2,566    749
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.76    $0.69   $0.58   $0.94   $1.00      --     --     --
Accumulation unit value at end of period              $0.78    $0.76   $0.69   $0.58   $0.94      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.87    $0.83   $0.58   $1.22   $1.23   $1.11  $1.07  $1.00
Accumulation unit value at end of period              $0.83    $0.87   $0.83   $0.58   $1.22   $1.23  $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,733    1,918   1,891   2,274   1,899   2,383  2,864  1,579
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.78    $0.69   $0.59   $1.04   $1.00      --     --     --
Accumulation unit value at end of period              $0.71    $0.78   $0.69   $0.59   $1.04      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.22    $1.05   $0.76   $1.46   $1.35   $1.18  $1.10  $1.00
Accumulation unit value at end of period              $1.11    $1.22   $1.05   $0.76   $1.46   $1.35  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      2        2       2       2       2      --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.92    $0.90   $0.72   $1.03   $1.00      --     --     --
Accumulation unit value at end of period              $0.94    $0.92   $0.90   $0.72   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      6       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.89    $0.80   $0.61   $1.04   $1.00      --     --     --
Accumulation unit value at end of period              $0.81    $0.89   $0.80   $0.61   $1.04      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    518      575  15,338   7,640   4,717      --     --     --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.31    $1.17   $0.92   $1.32   $1.23   $1.13  $1.07  $1.00
Accumulation unit value at end of period              $1.20    $1.31   $1.17   $0.92   $1.32   $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                    334      367     386     417     511     667    795    454
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.00   $0.79   $1.26   $1.31   $1.15  $1.13  $1.00
Accumulation unit value at end of period              $1.08    $1.13   $1.00   $0.79   $1.26   $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                  6,698    7,635  13,387  16,530  15,014  15,482  9,543  2,210
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.93    $0.83   $0.62   $1.05   $1.00      --     --     --
Accumulation unit value at end of period              $0.86    $0.93   $0.83   $0.62   $1.05      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    720      810  16,609  16,165  12,101      --     --     --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period        $1.03    $0.84   $0.60   $1.03   $1.00      --     --     --
Accumulation unit value at end of period              $1.02    $1.03   $0.84   $0.60   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --        9      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period        $1.16    $1.06   $0.78   $1.26   $1.15   $1.10  $1.07  $1.00
Accumulation unit value at end of period              $1.15    $1.16   $1.06   $0.78   $1.26   $1.15  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --       6       6     10     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period        $1.51    $1.13   $0.71   $1.19   $1.19   $1.07  $1.04  $1.00
Accumulation unit value at end of period              $1.32    $1.51   $1.13   $0.71   $1.19   $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      8        8      --      --       3       3      6     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period        $1.15    $1.07   $0.93   $1.22   $1.20   $1.09  $1.09  $1.00
Accumulation unit value at end of period              $1.15    $1.15   $1.07   $0.93   $1.22   $1.20  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                    136      128     114     120     132     139    142      8
----------------------------------------------------------------------------------------------------------------------



 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period        $2.01    $1.81   $1.39   $2.27   $1.82   $1.42  $1.24  $1.00
Accumulation unit value at end of period              $2.10    $2.01   $1.81   $1.39   $2.27   $1.82  $1.42  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                     26       30      36      30     102      --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.77    $0.64   $0.46   $0.85   $1.00      --     --     --
Accumulation unit value at end of period              $0.68    $0.77   $0.64   $0.46   $0.85      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    146      173   3,620   5,493   2,614      --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $1.17    $0.90   $0.58   $1.12   $1.00      --     --     --
Accumulation unit value at end of period              $1.06    $1.17   $0.90   $0.58   $1.12      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     14       15       1       1       1      --     --     --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.67    $1.32   $1.05   $1.72   $2.12   $1.57  $1.37  $1.00
Accumulation unit value at end of period              $1.73    $1.67   $1.32   $1.05   $1.72   $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                    130      148     171     199     172     214    233     73
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.03    $0.97   $0.68   $1.28   $1.15   $1.09  $1.06  $1.00
Accumulation unit value at end of period              $1.00    $1.03   $0.97   $0.68   $1.28   $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,638    3,063   3,252   3,876   3,686   4,759  4,145  1,172
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.40    $1.23   $0.90   $1.54   $1.48   $1.29  $1.15  $1.00
Accumulation unit value at end of period              $1.25    $1.40   $1.23   $0.90   $1.54   $1.48  $1.29  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      4        4       4       4       4       4     --     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.33    $1.18   $1.02   $1.21   $1.13   $1.07  $1.07  $1.00
Accumulation unit value at end of period              $1.31    $1.33   $1.18   $1.02   $1.21   $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,358    3,835  17,599  16,567  16,736   8,920  5,420  1,643
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.34    $1.11   $0.83   $1.36   $1.41   $1.25  $1.16  $1.00
Accumulation unit value at end of period              $1.28    $1.34   $1.11   $0.83   $1.36   $1.41  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                     14       26      27      27      27      23     11     --
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $1.12    $1.01   $0.85   $1.03   $1.00      --     --     --
Accumulation unit value at end of period              $1.12    $1.12   $1.01   $0.85   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    619      706   8,743  13,831  12,327      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.13   $0.91   $1.12   $1.15   $1.14  $1.03  $1.00
Accumulation unit value at end of period              $1.10    $1.13   $1.13   $0.91   $1.12   $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      2        2       2       2       2       1     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.21    $1.12   $0.92   $1.67   $1.57   $1.25  $1.14  $1.00
Accumulation unit value at end of period              $0.99    $1.21   $1.12   $0.92   $1.67   $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --       6       6      9     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period        $1.13    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.05    $1.13      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       18      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.16    $0.94   $0.73   $1.22   $1.43   $1.24  $1.18  $1.00
Accumulation unit value at end of period              $1.08    $1.16   $0.94   $0.73   $1.22   $1.43  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                     39       70      54      56      62   1,601     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.11    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.06    $1.11      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    718      311      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.11    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.06    $1.11      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                 15,182   19,052      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2011     2010    2009    2008    2007    2006    2005   2004
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.04    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.05    $1.04      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,238      689      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.04    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.05    $1.04      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                 10,021   10,681      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.84    $0.77   $0.59   $0.99   $1.00      --     --     --
Accumulation unit value at end of period              $0.79    $0.84   $0.77   $0.59   $0.99      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    784      912  20,521  13,665   9,500      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.27    $1.06   $0.79   $1.28   $1.23   $1.08  $1.10  $1.00
Accumulation unit value at end of period              $1.16    $1.27   $1.06   $0.79   $1.28   $1.23  $1.08  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.09    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.07    $1.09      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  8,198    7,344      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.09    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.07    $1.09      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                107,320  114,757      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.10    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.07    $1.10      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,132    3,683      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.10    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.07    $1.10      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                 51,440   62,718      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.06    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.06    $1.06      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,087    1,054      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.06    $1.00      --      --      --      --     --     --
Accumulation unit value at end of period              $1.06    $1.06      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                 12,307   12,980      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.44    $1.18   $0.88   $1.31   $1.40   $1.19  $1.15  $1.00
Accumulation unit value at end of period              $1.35    $1.44   $1.18   $0.88   $1.31   $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,230    2,533   2,957   3,379   3,794   4,319  4,153  1,188
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period        $2.11    $1.72   $1.17   $2.19   $1.92   $1.43  $1.20  $1.00
Accumulation unit value at end of period              $1.76    $2.11   $1.72   $1.17   $2.19   $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,634    1,715   4,755   7,042   4,528   4,321  3,151    908
----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period        $1.37    $1.13   $0.81   $1.37   $1.33   $1.26  $1.15  $1.00
Accumulation unit value at end of period              $1.30    $1.37   $1.13   $0.81   $1.37   $1.33  $1.26  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,413    1,664   4,848   5,126   4,307   2,648  2,151    549
----------------------------------------------------------------------------------------------------------------------





 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.08  $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.03  $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period          $1.03  $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                $0.78  $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       11     11     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $0.99  $0.89  $0.76  $1.30  $1.27  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.03  $0.99  $0.89  $0.76  $1.30  $1.27  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      1      1      1      1      1
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.15  $1.13  $0.86  $1.87  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                $0.91  $1.15  $1.13  $0.86  $1.87  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      119    166    258    325    254    299    244     97
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $1.16  $1.08  $1.12  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                $1.31  $1.20  $1.16  $1.08  $1.12  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      175    348    352    348    572    638    666    312
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $1.24  $0.94  $1.75  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                $1.18  $1.37  $1.24  $0.94  $1.75  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.98  $0.84  $0.66  $0.90  $1.00     --     --     --
Accumulation unit value at end of period                $0.95  $0.98  $0.84  $0.66  $0.90     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.90  $0.68  $1.19  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                $1.01  $1.02  $0.90  $0.68  $1.19  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       47     53     67     79     84    341    176     40
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.12  $1.01  $0.86  $1.20  $1.30  $1.12  $1.09  $1.00
Accumulation unit value at end of period                $1.11  $1.12  $1.01  $0.86  $1.20  $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                $0.99  $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       27     27    135     79    179     46     12      3
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $1.12  $1.00  $1.09  $1.06  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.25  $1.19  $1.12  $1.00  $1.09  $1.06  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       30     31    486    520    845    368     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.33  $1.16  $0.93  $1.59  $1.51  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.24  $1.33  $1.16  $0.93  $1.59  $1.51  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      109    138    433    428    358    461    217     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.99  $0.86  $0.71  $1.25  $1.24  $1.09  $1.05  $1.00
Accumulation unit value at end of period                $1.02  $0.99  $0.86  $0.71  $1.25  $1.24  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      112    256    279    279    273    345    410    258
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.47  $2.10  $1.23  $2.72  $2.01  $1.53  $1.17  $1.00
Accumulation unit value at end of period                $1.91  $2.47  $2.10  $1.23  $2.72  $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       38     50     92    136    101    171    143     66
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.14  $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.22  $1.14  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       26     28    346    223    382    430     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.21  $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                $1.26  $1.21  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       29     30     24     31     33    100     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.48  $1.32  $0.88  $1.19  $1.20  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.53  $1.48  $1.32  $0.88  $1.19  $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       68    154    172    215    267    389    278    141
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.45  $1.31  $0.94  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.51  $1.45  $1.31  $0.94  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        9     10    206    152    192     84     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.39  $1.25  $1.00  $1.71  $1.55  $1.27  $1.14  $1.00
Accumulation unit value at end of period                $1.19  $1.39  $1.25  $1.00  $1.71  $1.55  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.05  $0.92  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                $1.00  $1.05  $0.92  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --      5     19     22     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period          $0.98  $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $0.94  $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       17     17    363    289    252     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period          $0.86  $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                $0.71  $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.35  $1.09  $0.68  $1.26  $1.13  $1.15  $1.06  $1.00
Accumulation unit value at end of period                $1.12  $1.35  $1.09  $0.68  $1.26  $1.13  $1.15  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       13     32     36     48     42     51     57     40
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.89  $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.80  $0.89  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10  $0.98  $0.79  $1.29  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.10  $1.10  $0.98  $0.79  $1.29  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       36     20      3      4      6      7      8      3
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.11  $0.94  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                $1.07  $1.11  $0.94  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $1.03  $0.99  $1.04  $1.01  $0.99  $1.00  $1.00
Accumulation unit value at end of period                $1.03  $1.04  $1.03  $0.99  $1.04  $1.01  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                       30     30    102     66    140    131     58     29
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period          $1.44  $1.16  $0.95  $1.35  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                $1.32  $1.44  $1.16  $0.95  $1.35  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        8     14    197    155    161     --     --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.95  $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                $0.82  $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22  $0.98  $0.74  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                $1.20  $1.22  $0.98  $0.74  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.34  $1.06  $0.69  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                $1.21  $1.34  $1.06  $0.69  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       17     25     32     40     44    132     76     23
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $1.03  $0.86  $1.25  $1.19  $1.05  $1.02  $1.00
Accumulation unit value at end of period                $1.24  $1.16  $1.03  $0.86  $1.25  $1.19  $1.05  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.81  $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                $0.68  $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22  $1.19  $0.93  $1.52  $1.49  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.97  $1.22  $1.19  $0.93  $1.52  $1.49  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.06  $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $1.06  $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9     23    164    146    204     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.36  $1.18  $0.89  $1.59  $1.38  $1.26  $1.11  $1.00
Accumulation unit value at end of period                $1.29  $1.36  $1.18  $0.89  $1.59  $1.38  $1.26  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                      176    304    388    550    587    963    536    195
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08  $0.89  $0.71  $1.38  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.06  $1.08  $0.89  $0.71  $1.38  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $1.15  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.27  $1.21  $1.15  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       65     78    287    300    490    122    111     26
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.78  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                $1.56  $1.78  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                       29     37     90    136    109    127     60      4
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.27  $1.15  $0.93  $1.69  $1.48  $1.28  $1.10  $1.00
Accumulation unit value at end of period                $1.03  $1.27  $1.15  $0.93  $1.69  $1.48  $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       47     84     93     97     96    150    156     96
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.90  $0.77  $1.37  $1.77  $1.49  $1.34  $1.00
Accumulation unit value at end of period                $0.99  $1.07  $0.90  $0.77  $1.37  $1.77  $1.49  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       19     43     50     52     47     42     49     35
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.33  $1.20  $0.91  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                $1.33  $1.33  $1.20  $0.91  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        9     33      9     28     31     33     34     29
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.18  $0.99  $0.86  $1.21  $1.27  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.22  $1.18  $0.99  $0.86  $1.21  $1.27  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.27  $1.02  $0.72  $1.28  $1.18  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.19  $1.27  $1.02  $0.72  $1.28  $1.18  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.15  $1.06  $0.86  $1.39  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                $1.12  $1.15  $1.06  $0.86  $1.39  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     65     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.80  $1.60  $1.38  $1.32  $1.22  $1.10  $1.16  $1.00
Accumulation unit value at end of period                $1.75  $1.80  $1.60  $1.38  $1.32  $1.22  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       63    115    259    283    481    448    244    107
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.09  $1.04  $0.81  $1.43  $1.43  $1.19  $1.12  $1.00
Accumulation unit value at end of period                $1.00  $1.09  $1.04  $0.81  $1.43  $1.43  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.50  $1.22  $0.94  $1.52  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                $1.38  $1.50  $1.22  $0.94  $1.52  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       53     87    155    185    225    289    177     70
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76  $0.69  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                $0.77  $0.76  $0.69  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.87  $0.83  $0.57  $1.22  $1.23  $1.11  $1.07  $1.00
Accumulation unit value at end of period                $0.83  $0.87  $0.83  $0.57  $1.22  $1.23  $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       17     17     25     30     27     74     74     45
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.97  $0.86  $0.72  $1.29  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                $0.87  $0.97  $0.86  $0.72  $1.29  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3     11     11     12    118     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22  $1.05  $0.75  $1.46  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                $1.11  $1.22  $1.05  $0.75  $1.46  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92  $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $0.94  $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.88  $0.80  $0.61  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                $0.81  $0.88  $0.80  $0.61  $1.04     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       14     41    282    132    103     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.31  $1.17  $0.92  $1.32  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $1.20  $1.31  $1.17  $0.92  $1.32  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      3      5      5      7     20     20     12
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.13  $0.99  $0.79  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                $1.08  $1.13  $0.99  $0.79  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                      195    315    440    509    526    817    589    206
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.93  $0.83  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                $0.86  $0.93  $0.83  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       16     16    314    298    290     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.03  $0.84  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.02  $1.03  $0.84  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $1.06  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                $1.14  $1.16  $1.06  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.50  $1.13  $0.71  $1.19  $1.19  $1.07  $1.04  $1.00
Accumulation unit value at end of period                $1.32  $1.50  $1.13  $0.71  $1.19  $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.15  $1.07  $0.93  $1.22  $1.20  $1.09  $1.09  $1.00
Accumulation unit value at end of period                $1.14  $1.15  $1.07  $0.93  $1.22  $1.20  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        9      9     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $2.00  $1.80  $1.38  $2.27  $1.82  $1.41  $1.24  $1.00
Accumulation unit value at end of period                $2.09  $2.00  $1.80  $1.38  $2.27  $1.82  $1.41  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.77  $0.64  $0.46  $0.85  $1.00     --     --     --
Accumulation unit value at end of period                $0.67  $0.77  $0.64  $0.46  $0.85     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      6     64    100     52     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.17  $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $1.06  $1.17  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.67  $1.31  $1.04  $1.72  $2.12  $1.57  $1.37  $1.00
Accumulation unit value at end of period                $1.73  $1.67  $1.31  $1.04  $1.72  $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3      5      6      8      6      5      3
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.03  $0.96  $0.68  $1.28  $1.15  $1.09  $1.06  $1.00
Accumulation unit value at end of period                $1.00  $1.03  $0.96  $0.68  $1.28  $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       44     77     70     80     65    152    149     51
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.39  $1.23  $0.90  $1.54  $1.48  $1.29  $1.15  $1.00
Accumulation unit value at end of period                $1.25  $1.39  $1.23  $0.90  $1.54  $1.48  $1.29  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3      3      4      6      8      9      3
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32  $1.18  $1.01  $1.21  $1.13  $1.07  $1.07  $1.00
Accumulation unit value at end of period                $1.31  $1.32  $1.18  $1.01  $1.21  $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      156    263    573    562    807    629    440    207
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.34  $1.11  $0.83  $1.36  $1.41  $1.25  $1.16  $1.00
Accumulation unit value at end of period                $1.28  $1.34  $1.11  $0.83  $1.36  $1.41  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      1      2      2      2     --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.12  $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.12  $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       12     12    192    276    368     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.13  $1.12  $0.91  $1.12  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                $1.09  $1.13  $1.12  $0.91  $1.12  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      2     14     14     15     15
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $1.12  $0.92  $1.67  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.98  $1.21  $1.12  $0.92  $1.67  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15  $0.93  $0.72  $1.22  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                $1.08  $1.15  $0.93  $0.72  $1.22  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      2      2     77     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      196    167     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       29    132     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      559    683     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       67    175     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79  $0.84  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       21     21    391    251    239     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $1.06  $0.79  $1.27  $1.23  $1.08  $1.10  $1.00
Accumulation unit value at end of period                $1.16  $1.26  $1.06  $0.79  $1.27  $1.23  $1.08  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,745  1,181     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,206  3,977     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,623  1,506     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,462  2,178     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      394    620     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       61    100     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.43  $1.17  $0.88  $1.31  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                $1.34  $1.43  $1.17  $0.88  $1.31  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       82    136    167    190    222    276    305    123
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.10  $1.71  $1.17  $2.19  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                $1.76  $2.10  $1.71  $1.17  $2.19  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                       23     22     79    123     88    117     92     25
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $1.13  $0.81  $1.37  $1.33  $1.26  $1.15  $1.00
Accumulation unit value at end of period                $1.29  $1.37  $1.13  $0.81  $1.37  $1.33  $1.26  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       48     83    154    168    174    174    158     63
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.12  $1.01  $0.89  $1.29  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.17  $1.12  $1.01  $0.89  $1.29  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.30  $1.14  $1.01  $1.76  $1.56  $1.30  $1.14  $1.00
Accumulation unit value at end of period                $1.11  $1.30  $1.14  $1.01  $1.76  $1.56  $1.30  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      9      7     10      9      5     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $0.93  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $0.99  $1.04  $0.93  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       41     90     98     87    127    129    148    104
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.41  $1.20  $0.86  $1.20  $1.10  $1.06  $1.04  $1.00
Accumulation unit value at end of period                $1.31  $1.41  $1.20  $0.86  $1.20  $1.10  $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       58    114     14     16     25     28     29     18
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.58  $1.27  $0.85  $1.48  $1.33  $1.10  $1.06  $1.00
Accumulation unit value at end of period                $1.48  $1.58  $1.27  $0.85  $1.48  $1.33  $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      3     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.22  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11  $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $1.20  $1.09  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.34  $1.26  $1.20  $1.09  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      128    285    300    306    508    818    449    243
------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.08   $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.03   $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $0.98   $0.89  $0.75  $1.30  $1.26  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.02   $0.98  $0.89  $0.75  $1.30  $1.26  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       72      80     66     66     96     96     99     85
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                $0.91   $1.15  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      466     506  1,095  1,482    974    867    689    225
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.19   $1.16  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                $1.31   $1.19  $1.16  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      652     895    890    892  1,618  1,875  1,656    485
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.37   $1.23  $0.94  $1.75  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                $1.18   $1.37  $1.23  $0.94  $1.75  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     13     13     13     13     13     13
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                $0.95   $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.01   $0.89  $0.68  $1.19  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                $1.00   $1.01  $0.89  $0.68  $1.19  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       83     143    194    231    257    797    377     79
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.86  $1.20  $1.30  $1.12  $1.09  $1.00
Accumulation unit value at end of period                $1.11   $1.12  $1.01  $0.86  $1.20  $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.01   $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                $0.99   $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      246     398  1,050    773    184    183     62     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.19   $1.12  $1.00  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.24   $1.19  $1.12  $1.00  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       92     229  3,293  3,101  2,875  1,724      5      5
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.16  $0.93  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.23   $1.33  $1.16  $0.93  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      561     658  2,652  2,378  1,695  1,652    799     30
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.99   $0.86  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                $1.02   $0.99  $0.86  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      190     352    415    478    563    678    910    594
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.46   $2.10  $1.23  $2.71  $2.01  $1.53  $1.17  $1.00
Accumulation unit value at end of period                $1.91   $2.46  $2.10  $1.23  $2.71  $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      188     195    488    668    481    488    416    152
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.13   $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.22   $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     145  2,396  1,341  1,390  1,280     --     --
-------------------------------------------------------------------------------------------------------------------


 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.21   $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                $1.26   $1.21  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       58      91    168    188    226    529     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.47   $1.32  $0.87  $1.19  $1.20  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.52   $1.47  $1.32  $0.87  $1.19  $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      131     160    218    277    389    540    365    130
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.45   $1.31  $0.94  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.51   $1.45  $1.31  $0.94  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       25      53  1,448    904    790    375     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.39   $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                $1.19   $1.39  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.05   $0.91  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                $0.99   $1.05  $0.91  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       10      20     84    189    155     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       45      66  2,385  1,631    966     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                $0.71   $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.34   $1.08  $0.68  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                $1.12   $1.34  $1.08  $0.68  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       17      29     34     55     70     94    100     77
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79   $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10   $0.98  $0.79  $1.29  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.09   $1.10  $0.98  $0.79  $1.29  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      13     13     13     13     13     13     13
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.11   $0.94  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                $1.07   $1.11  $0.94  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        8       8      8      8      8      8      8      8
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $1.03  $0.99  $1.04  $1.01  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $1.03   $1.03  $1.03  $0.99  $1.04  $1.01  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      311     415    848    559    600    525    316     70
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period          $1.43   $1.16  $0.95  $1.34  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                $1.32   $1.43  $1.16  $0.95  $1.34  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      20  1,244    858    651     --     --     --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.95   $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                $0.82   $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $0.98  $0.74  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                $1.19   $1.21  $0.98  $0.74  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.34   $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                $1.21   $1.34  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       68      90    125    169    185    360    223     67
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.16   $1.03  $0.86  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.23   $1.16  $1.03  $0.86  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       68      68     62     68     67     67     67     68
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.81   $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22   $1.19  $0.93  $1.52  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                $0.97   $1.22  $1.19  $0.93  $1.52  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     22     22     22     16
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.06   $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $1.06   $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       11      23  1,039    830    599     --     --     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.35   $1.18  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                $1.29   $1.35  $1.18  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      784   1,031  1,610  2,479  2,557  3,121  1,776    548
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08   $0.89  $0.71  $1.38  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.06   $1.08  $0.89  $0.71  $1.38  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        8       8      8      8      8      8      8      8
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.26   $1.21  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      180     323  1,730  1,613  1,619    415    419    116
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.78   $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                $1.55   $1.78  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                      123     166    606    844    600    502    278     52
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.27   $1.15  $0.93  $1.69  $1.47  $1.28  $1.10  $1.00
Accumulation unit value at end of period                $1.03   $1.27  $1.15  $0.93  $1.69  $1.47  $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      142     174    230    254    261    346    383    229
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.07   $0.90  $0.77  $1.37  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                $0.99   $1.07  $0.90  $0.77  $1.37  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        3       5     13     23     40     20     26     23
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.20  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                $1.33   $1.33  $1.20  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      208     324    322    386    455    274    251    113
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.17   $0.99  $0.86  $1.21  $1.27  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.22   $1.17  $0.99  $0.86  $1.21  $1.27  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      17     18     18     26     24     15      9
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.27   $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.18   $1.27  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.05  $0.85  $1.39  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                $1.11   $1.15  $1.05  $0.85  $1.39  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      19     19     19     30    326     15      9
-------------------------------------------------------------------------------------------------------------------



 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.79   $1.60  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                $1.74   $1.79  $1.60  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      231     310  1,340  1,308  1,631  1,338    638    188
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.09   $1.04  $0.81  $1.43  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                $0.99   $1.09  $1.04  $0.81  $1.43  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     38     38     38     42     42     42
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.49   $1.22  $0.94  $1.52  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                $1.37   $1.49  $1.22  $0.94  $1.52  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      200     281    737    899    954    886    554    213
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76   $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $0.76  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.87   $0.83  $0.57  $1.22  $1.22  $1.11  $1.07  $1.00
Accumulation unit value at end of period                $0.82   $0.87  $0.83  $0.57  $1.22  $1.22  $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     102    126    164    133    151    289    111
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.96   $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                $0.87   $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       69      70    135    135    139    247     65     65
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22   $1.05  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                $1.10   $1.22  $1.05  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                $0.80   $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       19      29  1,918    779    442     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.30   $1.17  $0.92  $1.31  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $1.19   $1.30  $1.17  $0.92  $1.31  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       12      19     25     29     34     41     81     33
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $0.99  $0.79  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                $1.08   $1.12  $0.99  $0.79  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                      913   1,141  1,947  2,373  2,283  2,595  1,875    582
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                $0.85   $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       22      35  2,001  1,638  1,128     --     --     --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.02   $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.02   $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.16   $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                $1.14   $1.16  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     13     13     13     13     13     13
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.50   $1.12  $0.70  $1.19  $1.19  $1.07  $1.04  $1.00
Accumulation unit value at end of period                $1.31   $1.50  $1.12  $0.70  $1.19  $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     28     28     28     31     31     31
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.07  $0.93  $1.22  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                $1.14   $1.15  $1.07  $0.93  $1.22  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      21     21     21     30     20     20     11
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $2.00   $1.80  $1.38  $2.27  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                $2.09   $2.00  $1.80  $1.38  $2.27  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     48     48     48     48     48     48
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76   $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        5       6    395    554    210     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.16   $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $1.06   $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.66   $1.31  $1.04  $1.71  $2.12  $1.57  $1.37  $1.00
Accumulation unit value at end of period                $1.72   $1.66  $1.31  $1.04  $1.71  $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       12      20     38     52     61     58     57     17
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $0.96  $0.68  $1.28  $1.15  $1.09  $1.06  $1.00
Accumulation unit value at end of period                $0.99   $1.03  $0.96  $0.68  $1.28  $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      198     273    327    413    433    543    579    185
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.39   $1.22  $0.90  $1.53  $1.48  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.24   $1.39  $1.22  $0.90  $1.53  $1.48  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       20      20     20     21     22     22      1      1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.17  $1.01  $1.21  $1.13  $1.07  $1.07  $1.00
Accumulation unit value at end of period                $1.30   $1.32  $1.17  $1.01  $1.21  $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      361     485  2,483  2,140  2,194  1,396    843    319
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.11  $0.82  $1.36  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                $1.27   $1.33  $1.11  $0.82  $1.36  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --      2      2      2
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.12   $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      29  1,099  1,528  1,244     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.12  $0.91  $1.12  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                $1.09   $1.12  $1.12  $0.91  $1.12  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        3       3      4      4     12     12      8      6
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.12  $0.91  $1.66  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.98   $1.20  $1.12  $0.91  $1.66  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --      2      2      2
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $0.93  $0.72  $1.22  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                $1.07   $1.15  $0.93  $0.72  $1.22  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                        1       1      4      5      8    254     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------



 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      382     448     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       30      30     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,291   3,336     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.83   $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79   $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       26      43  2,451  1,391    904     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.06  $0.79  $1.27  $1.22  $1.08  $1.10  $1.00
Accumulation unit value at end of period                $1.15   $1.26  $1.06  $0.79  $1.27  $1.22  $1.08  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.09   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,126     989     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.09   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   14,410  16,444     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5,857   7,566     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,591   3,624     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.43   $1.17  $0.87  $1.31  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                $1.34   $1.43  $1.17  $0.87  $1.31  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      282     375    551    670    787    714    818    299
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.09   $1.71  $1.17  $2.19  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                $1.75   $2.09  $1.71  $1.17  $2.19  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                       43      63    398    583    317    295    225     65
-------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.36   $1.13  $0.81  $1.37  $1.33  $1.25  $1.15  $1.00
Accumulation unit value at end of period                $1.29   $1.36  $1.13  $0.81  $1.37  $1.33  $1.25  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      167     225    641    665    612    446    423    139
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.89  $1.28  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.17   $1.12  $1.01  $0.89  $1.28  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --      3      3      3     --     --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.30   $1.13  $1.00  $1.75  $1.56  $1.30  $1.14  $1.00
Accumulation unit value at end of period                $1.11   $1.30  $1.13  $1.00  $1.75  $1.56  $1.30  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      102     104    179    156    168    177    128     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $0.93  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $0.99   $1.03  $0.93  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     109    175    110    147    166    213    138
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.41   $1.20  $0.85  $1.20  $1.10  $1.06  $1.04  $1.00
Accumulation unit value at end of period                $1.30   $1.41  $1.20  $0.85  $1.20  $1.10  $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      368     439    185    233    330    320    229     83
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period          $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04      --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       11      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.57   $1.27  $0.85  $1.48  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                $1.47   $1.57  $1.27  $0.85  $1.48  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       29      34     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.22   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.10   $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     102     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.20  $1.09  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.33   $1.26  $1.20  $1.09  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      475     616    440    456    805    956    438    186
-------------------------------------------------------------------------------------------------------------------






 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.08   $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.03   $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9      10     20     20     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $0.98   $0.89  $0.75  $1.30  $1.26  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.02   $0.98  $0.89  $0.75  $1.30  $1.26  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        1       1      1      1      1      1      2     19
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                $0.90   $1.14  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,095   1,143  2,948  3,883  2,568  1,868  1,180    367
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.19   $1.16  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                $1.30   $1.19  $1.16  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,402   1,915  2,198  2,193  3,613  3,815  3,013    779
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.36   $1.23  $0.94  $1.74  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                $1.17   $1.36  $1.23  $0.94  $1.74  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                $0.95   $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7       7      7      6     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.01   $0.89  $0.68  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                $1.00   $1.01  $0.89  $0.68  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      671     830    972  1,039  1,098  3,076  1,002    303
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.86  $1.20  $1.29  $1.12  $1.09  $1.00
Accumulation unit value at end of period                $1.10   $1.12  $1.01  $0.86  $1.20  $1.29  $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.01   $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                $0.99   $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,125   1,266  2,602    959    883    744    237      4
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.18   $1.11  $1.00  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.24   $1.18  $1.11  $1.00  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      419     533  7,805  7,577  7,791  5,167     31     20
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.16  $0.93  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.23   $1.32  $1.16  $0.93  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,184   1,424  6,746  6,318  4,403  3,648  1,145     12
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.98   $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                $1.01   $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,000   1,375  1,651  1,706  1,699  1,950  2,164  1,042
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.45   $2.09  $1.23  $2.71  $2.00  $1.53  $1.17  $1.00
Accumulation unit value at end of period                $1.90   $2.45  $2.09  $1.23  $2.71  $2.00  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      389     416  1,345  1,926  1,273  1,208    706    264
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.13   $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.22   $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      286     378  5,689  3,061  3,486  3,284     --     --
-------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.20   $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                $1.26   $1.20  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      386     501    564    677    840  1,798     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.47   $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.52   $1.47  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      267     385    579    748    899  1,062    683    196
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.44   $1.30  $0.93  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.50   $1.44  $1.30  $0.93  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      119     184  3,633  2,386  2,246  1,168     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.38   $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                $1.19   $1.38  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.05   $0.91  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                $0.99   $1.05  $0.91  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       48      52    118    316    203     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      187     231  6,690  4,924  3,253     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                $0.70   $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       16      16     16     13     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.34   $1.08  $0.68  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                $1.11   $1.34  $1.08  $0.68  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       44      62     95    146    137    148    144     92
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79   $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        8       8      8      7     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10   $0.98  $0.79  $1.28  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.09   $1.10  $0.98  $0.79  $1.28  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     22     30     63      7     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10   $0.93  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                $1.06   $1.10  $0.93  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $1.02  $0.99  $1.04  $1.01  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $1.02   $1.03  $1.02  $0.99  $1.04  $1.01  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      317     475  1,632    928    951    794    390     75
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period          $1.43   $1.15  $0.94  $1.34  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                $1.31   $1.43  $1.15  $0.94  $1.34  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      122     136  3,544  2,710  2,205      4     --     --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.95   $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                $0.81   $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       10      11     11      7      5     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $0.97  $0.73  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                $1.19   $1.21  $0.97  $0.73  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                $1.20   $1.33  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      203     246    317    396    438    881    397    133
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.02  $0.85  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.23   $1.15  $1.02  $0.85  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --      1      1      1
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.81   $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.19  $0.93  $1.52  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                $0.96   $1.21  $1.19  $0.93  $1.52  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.06   $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $1.06   $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       72     100  2,636  2,023  1,799     --     --     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.35   $1.18  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                $1.28   $1.35  $1.18  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,778   2,267  3,812  6,343  6,113  6,881  2,677    818
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08   $0.89  $0.71  $1.37  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.05   $1.08  $0.89  $0.71  $1.37  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       44      44     45     44     16     13     13     13
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.26   $1.20  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      917   1,193  4,611  4,369  5,217  2,104  1,449    257
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.77   $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                $1.55   $1.77  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                      202     254  1,551  2,267  1,493  1,028    275     36
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.14  $0.93  $1.69  $1.47  $1.28  $1.10  $1.00
Accumulation unit value at end of period                $1.02   $1.26  $1.14  $0.93  $1.69  $1.47  $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      401     441    570    644    620    854    742    388
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.06   $0.90  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                $0.98   $1.06  $0.90  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       23      25     92    109    103     58     56     32
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.20  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                $1.32   $1.32  $1.20  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      151     155    211    288    291    261     59     12
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.17   $0.99  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.21   $1.17  $0.99  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       39      17     17     22     34     28     31     20
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.18   $1.26  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       21      21     21     21     21     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.05  $0.85  $1.38  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                $1.11   $1.14  $1.05  $0.85  $1.38  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                      127     128    129    129    148  1,123     31     20
-------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.78   $1.59  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                $1.73   $1.78  $1.59  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      632     805  3,313  3,291  4,169  3,093  1,162    295
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.09   $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                $0.99   $1.09  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      109     134    135    138    120     44      7     --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.49   $1.22  $0.93  $1.51  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                $1.37   $1.49  $1.22  $0.93  $1.51  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      553     671  1,899  2,327  2,412  2,053    924    317
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76   $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $0.76  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.87   $0.83  $0.57  $1.21  $1.22  $1.11  $1.07  $1.00
Accumulation unit value at end of period                $0.82   $0.87  $0.83  $0.57  $1.21  $1.22  $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      560     642    650    746    628    744    821    371
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.96   $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                $0.86   $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       27      34    139    146    127    126     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                $1.10   $1.21  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                $0.80   $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      153     179  5,423  2,489  1,537     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.30   $1.16  $0.92  $1.31  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $1.19   $1.30  $1.16  $0.92  $1.31  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      145     162    172    178    210    234    243    106
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $0.99  $0.78  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                $1.07   $1.12  $0.99  $0.78  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,197   2,697  4,887  5,937  5,631  5,950  3,199    890
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                $0.85   $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      162     193  5,730  5,119  3,863     --     --     --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.02   $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.01   $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                $1.13   $1.15  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       11      11     11     11     11     11     11     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.49   $1.12  $0.70  $1.19  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                $1.31   $1.49  $1.12  $0.70  $1.19  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------



 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.06  $0.92  $1.21  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                $1.14   $1.14  $1.06  $0.92  $1.21  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       12      12     31     30     30     30     33     41
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.99   $1.79  $1.38  $2.26  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                $2.08   $1.99  $1.79  $1.38  $2.26  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       48      50    107     80     63     29     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76   $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       42      45  1,250  1,786    771     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.16   $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $1.06   $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       57      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.66   $1.31  $1.04  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                $1.71   $1.66  $1.31  $1.04  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       48      55    105    118    121    104     60     15
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.02   $0.96  $0.68  $1.28  $1.14  $1.09  $1.06  $1.00
Accumulation unit value at end of period                $0.99   $1.02  $0.96  $0.68  $1.28  $1.14  $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      791     988  1,061  1,218  1,209  1,390  1,125    320
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.38   $1.22  $0.90  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.24   $1.38  $1.22  $0.90  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       14      14     24     22     22     22     14     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.17  $1.01  $1.21  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                $1.30   $1.32  $1.17  $1.01  $1.21  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,033   1,290  6,485  5,630  6,179  3,663  1,908    552
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                $1.27   $1.33  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.11   $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       88     114  2,958  4,286  4,060     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.12  $0.91  $1.11  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                $1.08   $1.12  $1.12  $0.91  $1.11  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.11  $0.91  $1.66  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.98   $1.20  $1.11  $0.91  $1.66  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     45     45     45     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $0.93  $0.72  $1.21  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                $1.07   $1.15  $0.93  $0.72  $1.21  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       19      19     19     19     24    661      1      1
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      194      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5,125   5,722     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      801      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    6,482   8,040     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.83   $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79   $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      206     243  7,096  4,344  3,056     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.05  $0.79  $1.27  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                $1.15   $1.26  $1.05  $0.79  $1.27  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        5       5      5      5      3      3     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.08   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,061   1,347     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.08   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   33,819  37,728     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      208     185     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   17,486  19,238     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,201     209     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    7,016   7,951     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.42   $1.17  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                $1.33   $1.42  $1.17  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      781     966  1,307  1,543  1,737  1,608  1,538    533
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.09   $1.71  $1.16  $2.18  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                $1.74   $2.09  $1.71  $1.16  $2.18  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      332     360  1,418  2,018  1,224  1,154    648    213
-------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.36   $1.12  $0.81  $1.37  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                $1.28   $1.36  $1.12  $0.81  $1.37  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      460     587  1,785  1,833  1,633  1,011    769    250
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.01  $0.89  $1.28  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.16   $1.12  $1.01  $0.89  $1.28  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       10      12     12     12     27     --     48     52
-------------------------------------------------------------------------------------------------------------------


 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.29   $1.13  $1.00  $1.75  $1.56  $1.29  $1.14  $1.00
Accumulation unit value at end of period                $1.10   $1.29  $1.13  $1.00  $1.75  $1.56  $1.29  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      153     187    242    228    239    266    119     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $0.92  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $0.99   $1.03  $0.92  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       96     170    284    211    224    231    270    179
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.40   $1.20  $0.85  $1.20  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                $1.30   $1.40  $1.20  $0.85  $1.20  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      420     543    341    414    577    583    299     76
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period          $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04      --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       27      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.57   $1.26  $0.85  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                $1.47   $1.57  $1.26  $0.85  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       60      80     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.22   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.10   $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      26     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.25   $1.19  $1.09  $1.09  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.33   $1.25  $1.19  $1.09  $1.09  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      643     908    976    967  1,405  1,245    705    263
-------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.08   $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.02   $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $0.88  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $1.03  $0.88  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       16      13      9     10      3     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $0.98   $0.88  $0.75  $1.29  $1.26  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.01   $0.98  $0.88  $0.75  $1.29  $1.26  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     21     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                $0.90   $1.14  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      922     818  1,640  2,149  1,494  1,212    863    135
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.19   $1.15  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                $1.30   $1.19  $1.15  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,044   1,217  1,315  1,306  2,261  2,483  2,099    349
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.36   $1.23  $0.94  $1.74  $1.51  $1.23  $1.11  $1.00
Accumulation unit value at end of period                $1.17   $1.36  $1.23  $0.94  $1.74  $1.51  $1.23  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                $0.95   $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.01   $0.89  $0.67  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                $0.99   $1.01  $0.89  $0.67  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      984   1,097  1,283  1,514  1,696  3,077  1,353    231
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.11   $1.01  $0.86  $1.20  $1.29  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.10   $1.11  $1.01  $0.86  $1.20  $1.29  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.00   $1.02  $1.05  $1.04  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                $0.98   $1.00  $1.02  $1.05  $1.04  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,039   1,159  2,521  1,283    811    752     61     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.18   $1.11  $0.99  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.23   $1.18  $1.11  $0.99  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      589     689  4,822  4,685  4,313  2,451     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.15  $0.92  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.23   $1.32  $1.15  $0.92  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,150   1,238  3,951  3,766  3,013  2,632  1,232     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.98   $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                $1.01   $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      660     714    948    914    927  1,090  1,237    489
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.45   $2.09  $1.22  $2.70  $2.00  $1.53  $1.17  $1.00
Accumulation unit value at end of period                $1.89   $2.45  $2.09  $1.22  $2.70  $2.00  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      288     249    650    980    722    811    542     95
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.13   $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.21   $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      216     256  3,089  1,674  1,649  1,456     --     --
-------------------------------------------------------------------------------------------------------------------


 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.20   $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                $1.25   $1.20  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      428     475    535    623    801  1,248     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.46   $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.51   $1.46  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      253     311    344    457    720    397    338     11
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.44   $1.30  $0.93  $1.17  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.50   $1.44  $1.30  $0.93  $1.17  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       68      79  1,882  1,235  1,184    595     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.38   $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                $1.18   $1.38  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --      4      2     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.04   $0.91  $0.68  $1.24  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $0.99   $1.04  $0.91  $0.68  $1.24  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      113     107  3,567  2,494  1,791     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                $0.70   $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.08  $0.67  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                $1.11   $1.33  $1.08  $0.67  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --      1     --      2      2     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79   $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.09   $0.97  $0.79  $1.28  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.09   $1.09  $0.97  $0.79  $1.28  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10   $0.93  $0.75  $1.27  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                $1.06   $1.10  $0.93  $0.75  $1.27  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $1.02  $0.99  $1.04  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $1.02   $1.03  $1.02  $0.99  $1.04  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      160     193    991    592    238    176     98     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period          $1.42   $1.15  $0.94  $1.34  $1.40  $1.20  $1.16  $1.00
Accumulation unit value at end of period                $1.31   $1.42  $1.15  $0.94  $1.34  $1.40  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       33      34  1,801  1,352  1,210     --     --     --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.95   $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                $0.81   $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $0.97  $0.73  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                $1.18   $1.20  $0.97  $0.73  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                $1.20   $1.33  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      196     196    264    378    402    676    333     59
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.02  $0.85  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.22   $1.15  $1.02  $0.85  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.81   $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.18  $0.93  $1.51  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                $0.96   $1.21  $1.18  $0.93  $1.51  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        4       4      4      4      4      3     49     --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.05   $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $1.06   $1.05  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      479     415  1,595  1,286    917     --     --     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.34   $1.17  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                $1.28   $1.34  $1.17  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,476   1,609  2,294  3,794  3,894  4,343  2,068    279
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.07   $0.89  $0.71  $1.37  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.05   $1.07  $0.89  $0.71  $1.37  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --      8      8      6      1     --     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.25   $1.20  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,232   1,394  3,281  3,195  3,799  2,184  1,811    213
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.76   $1.40  $1.03  $1.73  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                $1.54   $1.76  $1.40  $1.03  $1.73  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                      219     231    822  1,219    852    631    259     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.14  $0.92  $1.68  $1.47  $1.27  $1.10  $1.00
Accumulation unit value at end of period                $1.02   $1.26  $1.14  $0.92  $1.68  $1.47  $1.27  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      184     162    215    226    215    340    329    142
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.06   $0.89  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                $0.98   $1.06  $0.89  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        1       1      1      3      2      3      4     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.19  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                $1.32   $1.32  $1.19  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       14      15     18     82     74     99     70     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.16   $0.99  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.21   $1.16  $0.99  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       51      52     55    222    150     47     41     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.17   $1.26  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     44     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.05  $0.85  $1.38  $1.36  $1.18  $1.09  $1.00
Accumulation unit value at end of period                $1.11   $1.14  $1.05  $0.85  $1.38  $1.36  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      19     20     91     98    718     84     14
-------------------------------------------------------------------------------------------------------------------


 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.78   $1.59  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                $1.73   $1.78  $1.59  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      411     443  1,805  1,758  2,105  1,575    749    132
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08   $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                $0.99   $1.08  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       12      13     14     15     16     30     31     --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.48   $1.21  $0.93  $1.51  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                $1.36   $1.48  $1.21  $0.93  $1.51  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      453     476  1,114  1,461  1,547  1,356    701    143
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.75   $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                $0.77   $0.75  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       28      28     28     25      8     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.86   $0.82  $0.57  $1.21  $1.22  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $0.82   $0.86  $0.82  $0.57  $1.21  $1.22  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      473     469    598    691    584    674    742    289
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.96   $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                $0.86   $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                $1.09   $1.21  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     52     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.89  $0.71  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $0.93   $0.92  $0.89  $0.71  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       21      33     22     22      7     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.88   $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                $0.80   $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       76      76  2,823  1,247    816     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.29   $1.16  $0.91  $1.31  $1.22  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $1.18   $1.29  $1.16  $0.91  $1.31  $1.22  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       91      91    121    125    156    205    254     82
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.11   $0.98  $0.78  $1.25  $1.30  $1.15  $1.13  $1.00
Accumulation unit value at end of period                $1.07   $1.11  $0.98  $0.78  $1.25  $1.30  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,915   2,019  3,160  3,817  3,966  4,098  2,564    386
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92   $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                $0.85   $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       96      98  3,042  2,623  2,132     --     --     --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.02   $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.01   $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.15   $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                $1.13   $1.15  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.49   $1.12  $0.70  $1.18  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                $1.30   $1.49  $1.12  $0.70  $1.18  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $1.06  $0.92  $1.21  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                $1.13   $1.14  $1.06  $0.92  $1.21  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        7       8      8     29     18     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.98   $1.79  $1.37  $2.26  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                $2.07   $1.98  $1.79  $1.37  $2.26  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                      132     123     57     95     58      5     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76   $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                $0.67   $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       37      55    666    872    454     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.16   $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $1.05   $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.65   $1.30  $1.04  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                $1.71   $1.65  $1.30  $1.04  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       43      49     60     60     56     71     82      9
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.02   $0.96  $0.68  $1.27  $1.14  $1.08  $1.06  $1.00
Accumulation unit value at end of period                $0.99   $1.02  $0.96  $0.68  $1.27  $1.14  $1.08  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      824     909  1,002  1,139  1,147  1,375  1,103    192
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.38   $1.22  $0.89  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.23   $1.38  $1.22  $0.89  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.31   $1.17  $1.01  $1.20  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                $1.29   $1.31  $1.17  $1.01  $1.20  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      983   1,053  3,869  3,485  3,722  2,472  1,572    309
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32   $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                $1.26   $1.32  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     14     --     --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.11   $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.11   $1.11  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      145     141  1,661  2,435  2,187     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.11  $0.90  $1.11  $1.14  $1.14  $1.03  $1.00
Accumulation unit value at end of period                $1.08   $1.12  $1.11  $0.90  $1.11  $1.14  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        4       4      4     25     13     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.19   $1.11  $0.91  $1.66  $1.56  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.97   $1.19  $1.11  $0.91  $1.66  $1.56  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.14   $0.93  $0.72  $1.21  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                $1.06   $1.14  $0.93  $0.72  $1.21  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       --       3      4     26     31    381     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.11   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,112   4,381     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      450     316     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5,242   5,898     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.83   $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.78   $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       86      90  3,679  2,240  1,676     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.25   $1.05  $0.78  $1.27  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                $1.15   $1.25  $1.05  $0.78  $1.27  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.08   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,156   1,812     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.08   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   18,520  19,919     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      127     534     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8,551   9,579     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      662     259     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,689   4,073     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.42   $1.16  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                $1.33   $1.42  $1.16  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      655     679    850  1,005  1,216  1,253  1,122    227
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.08   $1.70  $1.16  $2.18  $1.91  $1.43  $1.20  $1.00
Accumulation unit value at end of period                $1.74   $2.08  $1.70  $1.16  $2.18  $1.91  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      438     421  1,029  1,432  1,094  1,140    847    169
-------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.35   $1.12  $0.81  $1.36  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                $1.28   $1.35  $1.12  $0.81  $1.36  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      389     427  1,045  1,085  1,072    777    603     98
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.11   $1.00  $0.89  $1.28  $1.21  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.16   $1.11  $1.00  $0.89  $1.28  $1.21  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2011    2010    2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.29   $1.13  $1.00  $1.75  $1.56  $1.29  $1.14  $1.00
Accumulation unit value at end of period                $1.10   $1.29  $1.13  $1.00  $1.75  $1.56  $1.29  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.03   $0.92  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $0.98   $1.03  $0.92  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        1       1      1      1      1      3      3     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.40   $1.19  $0.85  $1.20  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                $1.29   $1.40  $1.19  $0.85  $1.20  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period          $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04      --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.56   $1.26  $0.84  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                $1.46   $1.56  $1.26  $0.84  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.21   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.10   $1.21     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.25   $1.19  $1.09  $1.08  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.32   $1.25  $1.19  $1.09  $1.08  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        2       3      2     13     16     28     27     --
-------------------------------------------------------------------------------------------------------------------





 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.08  $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.02  $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period          $1.02  $0.88  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                $0.77  $1.02  $0.88  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $0.97  $0.88  $0.75  $1.29  $1.26  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.01  $0.97  $0.88  $0.75  $1.29  $1.26  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $1.11  $0.85  $1.85  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                $0.90  $1.14  $1.11  $0.85  $1.85  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       14     15     24     40     59     67     39      6
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.18  $1.15  $1.07  $1.11  $1.03  $1.04  $1.05  $1.00
Accumulation unit value at end of period                $1.29  $1.18  $1.15  $1.07  $1.11  $1.03  $1.04  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      8      8     19    141    224    126     22
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.35  $1.22  $0.94  $1.74  $1.50  $1.23  $1.11  $1.00
Accumulation unit value at end of period                $1.16  $1.35  $1.22  $0.94  $1.74  $1.50  $1.23  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.98  $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                $0.95  $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.00  $0.89  $0.67  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                $0.99  $1.00  $0.89  $0.67  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       18     19     19     42     91    149     50     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.11  $1.00  $0.86  $1.20  $1.29  $1.11  $1.09  $1.00
Accumulation unit value at end of period                $1.09  $1.11  $1.00  $0.86  $1.20  $1.29  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.00  $1.02  $1.04  $1.04  $1.02  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $0.98  $1.00  $1.02  $1.04  $1.04  $1.02  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                        5     61     73    353     --      7      4     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.17  $1.11  $0.99  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.23  $1.17  $1.11  $0.99  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        5     11     59    105     66     40     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.31  $1.15  $0.92  $1.58  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.22  $1.31  $1.15  $0.92  $1.58  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       23     28     51     82    160    181     83     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                $1.00  $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --      2     14     21     19
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.44  $2.08  $1.22  $2.70  $2.00  $1.52  $1.16  $1.00
Accumulation unit value at end of period                $1.88  $2.44  $2.08  $1.22  $2.70  $2.00  $1.52  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        5      7      8     18     32     46     24      3
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.12  $1.10  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.21  $1.12  $1.10  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      6     29     44     38     29     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.20  $1.09  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                $1.25  $1.20  $1.09  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      7     42     70     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.46  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.51  $1.46  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      1      1      6     38     55     30      4
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.43  $1.30  $0.93  $1.17  $1.17  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.49  $1.43  $1.30  $0.93  $1.17  $1.17  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      4     14     23     31     14     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $1.23  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                $1.18  $1.37  $1.23  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $0.91  $0.68  $1.24  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $0.98  $1.04  $0.91  $0.68  $1.24  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      1      1      1     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2007)
Accumulation unit value at beginning of period          $0.97  $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $0.93  $0.97  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1     10     35     35     43     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2007)
Accumulation unit value at beginning of period          $0.86  $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                $0.70  $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.33  $1.07  $0.67  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                $1.10  $1.33  $1.07  $0.67  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      1      1      1
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.88  $0.73  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                $0.79  $0.88  $0.73  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.09  $0.97  $0.79  $1.28  $1.24  $1.10  $1.08  $1.00
Accumulation unit value at end of period                $1.08  $1.09  $0.97  $0.79  $1.28  $1.24  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10  $0.93  $0.75  $1.27  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                $1.05  $1.10  $0.93  $0.75  $1.27  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $1.02  $0.98  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $1.02  $1.02  $1.02  $0.98  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3     14     21     --      9      5     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (04/30/2004)
Accumulation unit value at beginning of period          $1.42  $1.15  $0.94  $1.34  $1.40  $1.20  $1.16  $1.00
Accumulation unit value at end of period                $1.30  $1.42  $1.15  $0.94  $1.34  $1.40  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      3     16     18     30     --     --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.95  $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                $0.81  $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $0.97  $0.73  $1.25  $1.26  $1.20  $1.13  $1.00
Accumulation unit value at end of period                $1.18  $1.20  $0.97  $0.73  $1.25  $1.26  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33  $1.04  $0.68  $1.18  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                $1.19  $1.33  $1.04  $0.68  $1.18  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3      4      9     19     30     12     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.15  $1.02  $0.85  $1.24  $1.18  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.22  $1.15  $1.02  $0.85  $1.24  $1.18  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.80  $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                $0.67  $0.80  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $1.18  $0.92  $1.51  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                $0.96  $1.20  $1.18  $0.92  $1.51  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.05  $0.98  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $1.05  $1.05  $0.98  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      2     15     27     13     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.34  $1.17  $0.88  $1.58  $1.37  $1.26  $1.10  $1.00
Accumulation unit value at end of period                $1.27  $1.34  $1.17  $0.88  $1.58  $1.37  $1.26  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       26     31     38     83    177    296    101      8
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.88  $0.71  $1.37  $1.10  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.05  $1.07  $0.88  $0.71  $1.37  $1.10  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $1.13  $1.00  $1.06  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.25  $1.19  $1.13  $1.00  $1.06  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     13     36     65    166    215    115     19
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.76  $1.40  $1.02  $1.73  $1.53  $1.40  $1.21  $1.00
Accumulation unit value at end of period                $1.53  $1.76  $1.40  $1.02  $1.73  $1.53  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                        5      6     13     23     38     39     16     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $1.14  $0.92  $1.68  $1.47  $1.27  $1.10  $1.00
Accumulation unit value at end of period                $1.02  $1.26  $1.14  $0.92  $1.68  $1.47  $1.27  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      1      2      5      6      5
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.06  $0.89  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                $0.97  $1.06  $0.89  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.31  $1.19  $0.90  $1.30  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                $1.31  $1.31  $1.19  $0.90  $1.30  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $0.98  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                $1.20  $1.16  $0.98  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $1.01  $0.72  $1.27  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $1.17  $1.26  $1.01  $0.72  $1.27  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $1.05  $0.85  $1.38  $1.36  $1.18  $1.09  $1.00
Accumulation unit value at end of period                $1.10  $1.14  $1.05  $0.85  $1.38  $1.36  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      7      6     16     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.77  $1.58  $1.36  $1.31  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                $1.72  $1.77  $1.58  $1.36  $1.31  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      5     18     34     64     78     39      8
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                $0.98  $1.08  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.48  $1.21  $0.93  $1.51  $1.49  $1.32  $1.19  $1.00
Accumulation unit value at end of period                $1.36  $1.48  $1.21  $0.93  $1.51  $1.49  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                        7     12     17     30     58     65     28      3
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.75  $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                $0.77  $0.75  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.86  $0.82  $0.57  $1.21  $1.22  $1.10  $1.07  $1.00
Accumulation unit value at end of period                $0.81  $0.86  $0.82  $0.57  $1.21  $1.22  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      5      5      6
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.95  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                $0.86  $0.95  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                $1.09  $1.20  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.91  $0.89  $0.71  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                $0.93  $0.91  $0.89  $0.71  $1.02     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.88  $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                $0.80  $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      3     23     20     22     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.29  $1.16  $0.91  $1.31  $1.22  $1.13  $1.07  $1.00
Accumulation unit value at end of period                $1.18  $1.29  $1.16  $0.91  $1.31  $1.22  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      1      1      1
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.11  $0.98  $0.78  $1.24  $1.30  $1.15  $1.13  $1.00
Accumulation unit value at end of period                $1.06  $1.11  $0.98  $0.78  $1.24  $1.30  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       31     34     42     78    192    235    119     13
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92  $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                $0.85  $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      7     33     38     55     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.02  $0.83  $0.59  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.01  $1.02  $0.83  $0.59  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      4     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $1.04  $0.77  $1.24  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                $1.12  $1.14  $1.04  $0.77  $1.24  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.48  $1.11  $0.70  $1.18  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                $1.30  $1.48  $1.11  $0.70  $1.18  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.13  $1.06  $0.92  $1.21  $1.19  $1.09  $1.08  $1.00
Accumulation unit value at end of period                $1.13  $1.13  $1.06  $0.92  $1.21  $1.19  $1.09  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.98  $1.78  $1.37  $2.25  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                $2.06  $1.98  $1.78  $1.37  $2.25  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      2     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76  $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                $0.67  $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      1      6      9     11     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.16  $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                $1.05  $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.65  $1.30  $1.03  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                $1.70  $1.65  $1.30  $1.03  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      3      3      3
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.95  $0.68  $1.27  $1.14  $1.08  $1.06  $1.00
Accumulation unit value at end of period                $0.98  $1.02  $0.95  $0.68  $1.27  $1.14  $1.08  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       12     12     11     19     57     87     48      8
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $1.21  $0.89  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                $1.23  $1.37  $1.21  $0.89  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.31  $1.16  $1.00  $1.20  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                $1.29  $1.31  $1.16  $1.00  $1.20  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        6     10     34     60    120    136     68     12
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                $1.26  $1.32  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.11  $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.11  $1.11  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      5     25     43     46     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.11  $1.11  $0.90  $1.11  $1.14  $1.14  $1.03  $1.00
Accumulation unit value at end of period                $1.08  $1.11  $1.11  $0.90  $1.11  $1.14  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $1.11  $0.91  $1.66  $1.56  $1.25  $1.14  $1.00
Accumulation unit value at end of period                $0.97  $1.19  $1.11  $0.91  $1.66  $1.56  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $0.92  $0.72  $1.21  $1.42  $1.23  $1.18  $1.00
Accumulation unit value at end of period                $1.06  $1.14  $0.92  $0.72  $1.21  $1.42  $1.23  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      5      4     12     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      223    266     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.05  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.83  $0.76  $0.59  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                $0.78  $0.83  $0.76  $0.59  $0.98     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      6     38     35     41     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.25  $1.05  $0.78  $1.26  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                $1.14  $1.25  $1.05  $0.78  $1.26  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.08  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       47     47     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.08  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      239    257     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     69     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       61     61     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.41  $1.16  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                $1.32  $1.41  $1.16  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     10     11     17     56     72     43      5
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.07  $1.70  $1.16  $2.17  $1.91  $1.42  $1.20  $1.00
Accumulation unit value at end of period                $1.73  $2.07  $1.70  $1.16  $2.17  $1.91  $1.42  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      7     13     22     46     61     32      3
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.35  $1.12  $0.80  $1.36  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                $1.27  $1.35  $1.12  $0.80  $1.36  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                        6      8     14     18     49     56     28      4
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.11  $1.00  $0.89  $1.28  $1.21  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $1.15  $1.11  $1.00  $0.89  $1.28  $1.21  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------


 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.28  $1.13  $1.00  $1.74  $1.55  $1.29  $1.14  $1.00
Accumulation unit value at end of period                $1.09  $1.28  $1.13  $1.00  $1.74  $1.55  $1.29  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        1     --     --     --     --      2      1     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.92  $0.80  $1.29  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                $0.98  $1.02  $0.92  $0.80  $1.29  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.39  $1.19  $0.85  $1.19  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                $1.29  $1.39  $1.19  $0.85  $1.19  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      1      1      6      5      2
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/26/2011)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.56  $1.26  $0.84  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                $1.45  $1.56  $1.26  $0.84  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.21  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.10  $1.21     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.24  $1.19  $1.08  $1.08  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                $1.32  $1.24  $1.19  $1.08  $1.08  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                        2011   2010   2009
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                            $1.20  $1.04  $1.00
Accumulation unit value at end of period                                  $0.90  $1.20  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.02  $1.00
Accumulation unit value at end of period                                  $1.16  $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                            $1.03  $1.01  $1.00
Accumulation unit value at end of period                                  $0.81  $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                            $1.22  $1.05  $1.00
Accumulation unit value at end of period                                  $1.18  $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at beginning of period                            $1.17  $1.03  $1.00
Accumulation unit value at end of period                                  $1.15  $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                            $1.14  $1.03  $1.00
Accumulation unit value at end of period                                  $1.12  $1.14  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $0.98  $1.00  $1.00
Accumulation unit value at end of period                                  $0.96  $0.98  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.04  $0.99  $1.00
Accumulation unit value at end of period                                  $1.09  $1.04  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.17  $1.03  $1.00
Accumulation unit value at end of period                                  $1.09  $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.17  $1.02  $1.00
Accumulation unit value at end of period                                  $1.21  $1.17  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.22  $1.04  $1.00
Accumulation unit value at end of period                                  $0.94  $1.22  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.00  $0.98  $1.00
Accumulation unit value at end of period                                  $1.08  $1.00  $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period                            $1.11  $1.02  $1.00
Accumulation unit value at end of period                                  $1.16  $1.11  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.14  $1.02  $1.00
Accumulation unit value at end of period                                  $1.18  $1.14  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.13  $1.02  $1.00
Accumulation unit value at end of period                                  $1.17  $1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------


 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2011   2010   2009
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.13  $1.02  $1.00
Accumulation unit value at end of period                                  $0.97  $1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.19  $1.04  $1.00
Accumulation unit value at end of period                                  $1.13  $1.19  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (11/30/2009)
Accumulation unit value at beginning of period                            $1.21  $1.01  $1.00
Accumulation unit value at end of period                                  $1.15  $1.21  $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.00  $1.00
Accumulation unit value at end of period                                  $0.92  $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.26  $1.05  $1.00
Accumulation unit value at end of period                                  $1.13  $1.26  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.15  $1.02  $1.00
Accumulation unit value at end of period                                  $1.14  $1.15  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.00  $0.99  $1.00
Accumulation unit value at end of period                                  $0.99  $1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/30/2009)
Accumulation unit value at beginning of period                            $1.31  $1.06  $1.00
Accumulation unit value at end of period                                  $1.21  $1.31  $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at beginning of period                            $1.17  $1.03  $1.00
Accumulation unit value at end of period                                  $1.00  $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.09  $1.02  $1.00
Accumulation unit value at end of period                                  $0.91  $1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.03  $1.02  $1.00
Accumulation unit value at end of period                                  $0.82  $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at beginning of period                            $1.09  $1.02  $1.00
Accumulation unit value at end of period                                  $1.09  $1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.19  $1.04  $1.00
Accumulation unit value at end of period                                  $1.13  $1.19  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.04  $0.99  $1.00
Accumulation unit value at end of period                                  $1.09  $1.04  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.28  $1.02  $1.00
Accumulation unit value at end of period                                  $1.11  $1.28  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2011   2010   2009
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.01  $1.00
Accumulation unit value at end of period                                  $0.90  $1.12  $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.14  $1.04  $1.00
Accumulation unit value at end of period                                  $1.15  $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.00  $1.00
Accumulation unit value at end of period                                  $1.09  $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                            $1.07  $1.02  $1.00
Accumulation unit value at end of period                                  $0.98  $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.29  $1.05  $1.00
Accumulation unit value at end of period                                  $1.18  $1.29  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.02  $1.00
Accumulation unit value at end of period                                  $1.14  $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.16  $1.03  $1.00
Accumulation unit value at end of period                                  $1.05  $1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.22  $1.06  $1.00
Accumulation unit value at end of period                                  $1.11  $1.22  $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.07  $1.04  $1.00
Accumulation unit value at end of period                                  $1.09  $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.13  $1.03  $1.00
Accumulation unit value at end of period                                  $1.03  $1.13  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.15  $1.02  $1.00
Accumulation unit value at end of period                                  $1.10  $1.15  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.16  $1.04  $1.00
Accumulation unit value at end of period                                  $1.07  $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (11/30/2009)
Accumulation unit value at beginning of period                            $1.31  $1.07  $1.00
Accumulation unit value at end of period                                  $1.30  $1.31  $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                            $1.08  $1.01  $1.00
Accumulation unit value at end of period                                  $1.07  $1.08  $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                            $1.17  $1.05  $1.00
Accumulation unit value at end of period                                  $1.22  $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------



 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2011   2010   2009
-------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.23  $1.03  $1.00
Accumulation unit value at end of period                                  $1.08  $1.23  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.33  $1.03  $1.00
Accumulation unit value at end of period                                  $1.21  $1.33  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.05  $1.00
Accumulation unit value at end of period                                  $1.08  $1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.16  $1.02  $1.00
Accumulation unit value at end of period                                  $1.03  $1.16  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.00  $1.00
Accumulation unit value at end of period                                  $1.10  $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                            $1.27  $1.06  $1.00
Accumulation unit value at end of period                                  $1.21  $1.27  $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at beginning of period                            $1.10  $0.99  $1.00
Accumulation unit value at end of period                                  $1.09  $1.10  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                            $1.11  $1.00     --
Accumulation unit value at end of period                                  $1.05  $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                            $1.11  $1.00     --
Accumulation unit value at end of period                                  $1.05  $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                            $1.04  $1.00     --
Accumulation unit value at end of period                                  $1.05  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                            $1.04  $1.00     --
Accumulation unit value at end of period                                  $1.05  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.12  $1.02  $1.00
Accumulation unit value at end of period                                  $1.05  $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.27  $1.06  $1.00
Accumulation unit value at end of period                                  $1.16  $1.27  $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                            $1.08  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                            $1.08  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2011   2010   2009
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                            $1.10  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                            $1.10  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                            $1.06  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                            $1.06  $1.00     --
Accumulation unit value at end of period                                  $1.06  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                            $1.30  $1.07  $1.00
Accumulation unit value at end of period                                  $1.21  $1.30  $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at beginning of period                            $1.25  $1.03  $1.00
Accumulation unit value at end of period                                  $1.05  $1.25  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at beginning of period                            $1.30  $1.08  $1.00
Accumulation unit value at end of period                                  $1.23  $1.30  $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --     --     --
-------------------------------------------------------------------------------------------------





 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS OF


RIVERSOURCE LIFE INSURANCE COMPANY





In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion.





PricewaterhouseCoopers LLP


April 20, 2012



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of changes in net assets of the divisions of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the divisions of RiverSource Variable Annuity Account, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                 (-s- ERNST &YOUNG LLP)


Minneapolis, Minnesota


April 22, 2011



 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                  AB VPS         AB VPS
                                                BAL WEALTH       GLOBAL           AB VPS          AB VPS        AB VPS
                                                STRATEGY,    THEMATIC GRO,      GRO & INC,     INTER BOND,     INTL VAL,
DEC. 31, 2011                                      CL B           CL B             CL B            CL B          CL B
 ASSETS
Investments, at fair value(1),(2)               $1,047,609     $2,198,078      $ 9,340,858      $1,553,480    $43,028,919
Dividends receivable                                    --             --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --               --              --         36,111
Receivable for share redemptions                     1,211          2,674           13,821           1,914         60,546
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,048,820      2,200,752        9,354,679       1,555,394     43,125,576
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,069          2,314            9,113           1,723         53,268
    Administrative charge                              136            271            1,165             192          5,339
    Contract terminations                                6             88            3,542              --          1,939
Payable for investments purchased                       --             --               --              --         36,111
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,211          2,673           13,820           1,915         96,657
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,046,953      2,197,720        9,340,532       1,553,479     42,984,229
Net assets applicable to contracts in payment
  period                                                --             --                               --         44,631
Net assets applicable to seed money                    656            359              327              --             59
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,047,609     $2,198,079      $ 9,340,859      $1,553,479    $43,028,919
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               97,001        151,592          523,004         125,180      3,774,467
(2) Investments, at cost                        $1,040,460     $2,464,787      $10,624,296      $1,464,459    $60,456,410
-------------------------------------------------------------------------------------------------------------------------


                                                  AB VPS         AC VP            AC VP           AC VP          AC VP
                                               LG CAP GRO,     INC & GRO,    INFLATION PROT,      INTL,      MID CAP VAL,
DEC. 31, 2011 (CONTINUED)                          CL B           CL I            CL II           CL II          CL II
 ASSETS
Investments, at fair value(1),(2)               $4,077,597       $432,808      $68,800,138         $11,975       $135,394
Dividends receivable                                    --             --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --           64,417              --             --
Receivable for share redemptions                     4,577            505          109,520              14            174
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     4,082,174        433,313       68,974,075          11,989        135,568
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   4,072            447           85,366              15            158
    Administrative charge                              505             54            8,517               1             16
    Contract terminations                               --              4           15,638              --             --
Payable for investments purchased                       --             --           64,417              --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    4,577            505          173,938              16            174
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            4,077,278        432,808       68,795,201          10,553        134,066
Net assets applicable to contracts in payment
  period                                                --             --               --              --             --
Net assets applicable to seed money                    319             --            4,936           1,420          1,328
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $4,077,597       $432,808      $68,800,137         $11,973       $135,394
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              155,812         70,490        5,855,331           1,614         10,029
(2) Investments, at cost                        $3,905,927       $487,065      $61,425,341         $13,404       $135,464
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

STATEMENTS OF ASSETS AND LIABILITIES



                                                   AC VP         AC VP         AC VP         COL VP          COL VP
                                                   ULTRA,         VAL,          VAL,      ASSET ALLOC,        BAL,
DEC. 31, 2011 (CONTINUED)                          CL II          CL I         CL II          CL 1            CL 3
 ASSETS
Investments, at fair value(1),(2)               $27,619,358      $536,039      $569,530        $65,148      $3,547,855
Dividends receivable                                     --            --            --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                          5,879            --            --             --              --
Receivable for share redemptions                     49,022           622           738             --              --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     27,674,259       536,661       570,268         65,148       3,547,855
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   34,771           553           669             58           3,650
    Administrative charge                             3,440            66            71              8             438
    Contract terminations                            10,810             3            --             --           2,416
Payable for investments purchased                     5,879            --            --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    54,900           622           740             66           6,504
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            27,619,039       536,039       568,601         65,082       3,535,340
Net assets applicable to contracts in payment
  period                                                 --            --            --             --           5,939
Net assets applicable to seed money                     320            --           927             --              72
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $27,619,359      $536,039      $569,528        $65,082      $3,541,351
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,950,786        92,421        98,195          5,516         250,555
(2) Investments, at cost                        $27,923,071      $608,950      $520,108        $66,190      $3,734,361
-----------------------------------------------------------------------------------------------------------------------


                                                   COL VP        COL VP        COL VP        COL VP          COL VP
                                                 CASH MGMT,    DIV BOND,    DIV EQ INC,      DYN EQ,     EMER MKTS OPP,
DEC. 31, 2011 (CONTINUED)                           CL 3          CL 3          CL 3          CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)               $43,411,526   $34,844,796   $74,953,596    $43,702,246     $28,456,557
Dividends receivable                                     24            --            --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                         83,658        13,243         1,838         18,272          14,716
Receivable for share redemptions                         --            --            --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     43,495,208    34,858,039    74,955,434     43,720,518      28,471,273
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   49,382        40,197        91,425         52,106          35,115
    Administrative charge                             5,450         4,329         9,335          5,459           3,512
    Contract terminations                            55,295         1,760        73,787         25,915             387
Payable for investments purchased                        --            --            --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   110,127        46,286       174,547         83,480          39,014
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            43,340,646    34,803,492    74,750,673     43,635,533      28,432,191
Net assets applicable to contracts in payment
  period                                             42,430         8,179        30,134          1,328              --
Net assets applicable to seed money                   2,005            82            80            177              68
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $43,385,081   $34,811,753   $74,780,887    $43,637,038     $28,432,259
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            43,411,526     3,111,142     5,991,494      2,149,643       2,060,576
(2) Investments, at cost                        $43,404,536   $32,910,203   $76,628,774    $43,627,149     $28,915,389
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                     COL VP
                                                GLOBAL INFLATION      COL VP        COL VP       COL VP HI      COL VP
                                                    PROT SEC,        HI INC,       HI INC,      YIELD BOND,    INC OPP,
DEC. 31, 2011 (CONTINUED)                             CL 3             CL 1          CL 2          CL 3          CL 3
 ASSETS
Investments, at fair value(1),(2)                  $11,561,443       $332,257    $13,977,466    $20,237,198   $6,418,444
Dividends receivable                                        --             --             --             --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                             4,229             --          9,226            585           17
Receivable for share redemptions                            --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------
Total assets                                        11,565,672        332,257     13,986,692     20,237,783    6,418,461
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      14,546            304         17,715         25,001        8,120
    Administrative charge                                1,438             42          1,739          2,500          800
    Contract terminations                               10,279             --          9,899         18,081        2,312
Payable for investments purchased                           --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       26,263            346         29,353         45,582       11,232
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               11,504,049        331,911     13,957,188     20,192,022    6,407,142
Net assets applicable to contracts in payment
  period                                                35,278             --             --             --           --
Net assets applicable to seed money                         82             --            151            179           87
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $11,539,409       $331,911    $13,957,339    $20,192,201   $6,407,229
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,205,573         33,393      1,406,184      3,007,013      639,287
(2) Investments, at cost                           $11,481,376       $350,309    $14,742,885    $19,640,074   $6,355,113
------------------------------------------------------------------------------------------------------------------------


                                                                                                                COL VP
                                                     COL VP           COL VP        COL VP        COL VP        MARSICO
                                                    INTL OPP,      LG CAP GRO,   LG CAP GRO,   MARSICO GRO,    INTL OPP,
DEC. 31, 2011 (CONTINUED)                             CL 3             CL 1          CL 3          CL 1          CL 2
 ASSETS
Investments, at fair value(1),(2)                     $711,022       $258,122     $1,153,927     $6,795,665     $267,649
Dividends receivable                                        --             --             --             --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --             --             --             --           --
Receivable for share redemptions                            --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------
Total assets                                           711,022        258,122      1,153,927      6,795,665      267,649
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         742            224          1,416          8,592          308
    Administrative charge                                   88             32            143            847           33
    Contract terminations                                    1             --          7,836          4,322           --
Payable for investments purchased                           --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          831            256          9,395         13,761          341
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  708,298        257,866      1,144,069      6,781,813      266,400
Net assets applicable to contracts in payment
  period                                                   584             --             --             --           --
Net assets applicable to seed money                      1,309             --            463             91          908
------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $710,191       $257,866     $1,144,532     $6,781,904     $267,308
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   68,106         39,050        174,837        341,148       20,139
(2) Investments, at cost                              $860,675       $290,800     $1,203,331     $6,039,037     $317,618
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

STATEMENTS OF ASSETS AND LIABILITIES



                                                    COL VP            COL VP                       COL VP       COL VP
                                                   MID CAP           MID CAP          COL VP      SELECT LG    SELECT SM
                                                   GRO OPP,          VAL OPP,        S&P 500,     CAP VAL,     CAP VAL,
DEC. 31, 2011 (CONTINUED)                            CL 3              CL 3            CL 3         CL 3         CL 3
 ASSETS
Investments, at fair value(1),(2)                 $3,858,596        $1,026,794      $9,843,603     $75,097    $1,458,441
Dividends receivable                                      --                --              --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           1,063                --              --          --            --
Receivable for share redemptions                          --                --              --          --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,859,659         1,026,794       9,843,603      75,097     1,458,441
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     4,448             1,369           9,631          91         1,524
    Administrative charge                                478               126           1,214           9           180
    Contract terminations                              2,006                --              --          --            --
Payable for investments purchased                         --                --              --          --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      6,932             1,495          10,845         100         1,704
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              3,850,158         1,024,129       9,832,447      73,834     1,456,583
Net assets applicable to contracts in payment
  period                                               2,312                --              --          --            --
Net assets applicable to seed money                      257             1,170             311       1,163           154
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,852,727        $1,025,299      $9,832,758     $74,997    $1,456,737
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                312,690           102,474       1,124,983       7,624       138,503
(2) Investments, at cost                          $3,512,612        $1,324,447      $8,279,434     $82,031    $1,587,356
------------------------------------------------------------------------------------------------------------------------


                                                    COL VP            COL VP          COL VP       COL VP         CS
                                               SHORT DURATION,   SHORT DURATION,   SM CAP VAL,   SM CO GRO,    COMMODITY
DEC. 31, 2011 (CONTINUED)                            CL 1              CL 3            CL 2         CL 1        RETURN
 ASSETS
Investments, at fair value(1),(2)                   $653,923       $23,473,855      $4,868,329     $75,160      $614,769
Dividends receivable                                      --                --              --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --             5,936              --          --            --
Receivable for share redemptions                          --                --              --          --           850
------------------------------------------------------------------------------------------------------------------------
Total assets                                         653,923        23,479,791       4,868,329      75,160       615,619
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       591            26,042           6,166          71           773
    Administrative charge                                 82             2,911             611          10            77
    Contract terminations                                 --            26,025           4,379          --            --
Payable for investments purchased                         --                --              --          --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        673            54,978          11,156          81           850
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                653,250        23,424,737       4,857,105      75,079       614,021
Net assets applicable to contracts in payment
  period                                                  --                --              --          --            --
Net assets applicable to seed money                       --                76              68          --           748
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $653,250       $23,424,813      $4,857,173     $75,079      $614,769
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 62,696         2,252,769         334,823       6,491        85,862
(2) Investments, at cost                            $647,672       $23,015,672      $4,979,599     $47,096      $705,646
------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                     DREY IP         DREY IP       DREY SOC    DREY VIF     DREY VIF
                                                  MIDCAP STOCK,     TECH GRO,     RESP GRO,     APPR,       INTL EQ,
DEC. 31, 2011 (CONTINUED)                              SERV            SERV          INIT        SERV         SERV
 ASSETS
Investments, at fair value(1),(2)                     $79,088      $10,146,208     $730,181    $623,657      $120,203
Dividends receivable                                       --               --           --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --            4,614           --          --            --
Receivable for share redemptions                          103           14,361          852         817           148
---------------------------------------------------------------------------------------------------------------------
Total assets                                           79,191       10,165,183      731,033     624,474       120,351
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         95           12,671          762         738           133
    Administrative charge                                   9            1,263           90          77            15
    Contract terminations                                  --              426           --          --            --
Payable for investments purchased                          --            4,614           --          --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         104           18,974          852         815           148
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  77,090       10,146,032      729,967     622,129       118,882
Net assets applicable to contracts in payment
  period                                                   --               --           --          --            --
Net assets applicable to seed money                     1,997              177          214       1,530         1,321
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $79,087      $10,146,209     $730,181    $623,659      $120,203
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   6,019          870,172       24,413      16,525         8,761
(2) Investments, at cost                              $82,710      $ 7,621,645     $733,939    $560,127      $130,200
---------------------------------------------------------------------------------------------------------------------


                                                     DREY VIF         EV VT        FID VIP     FID VIP      FID VIP
                                                    INTL VAL,     FLOATING-RATE      BAL,        BAL,     CONTRAFUND,
DEC. 31, 2011 (CONTINUED)                              SERV            INC         SERV CL    SERV CL 2     SERV CL
 ASSETS
Investments, at fair value(1),(2)                    $135,091       $5,100,470     $218,628     $57,194    $4,335,573
Dividends receivable                                       --           18,468           --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --              715           --          --            --
Receivable for share redemptions                          188            7,574          225          70         4,577
---------------------------------------------------------------------------------------------------------------------
Total assets                                          135,279        5,127,227      218,853      57,264     4,340,150
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        171            6,520          198          63         3,928
    Administrative charge                                  17              633           27           7           539
    Contract terminations                                  --              422           --          --           109
Payable for investments purchased                          --           19,183           --          --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         188           26,758          225          70         4,576
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 133,888        5,096,495      218,628      57,046     4,335,574
Net assets applicable to contracts in payment
  period                                                   --               --           --          --
Net assets applicable to seed money                     1,203            3,974           --         148            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                     $135,091       $5,100,469     $218,628     $57,194    $4,335,574
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  15,094          548,438       14,995       3,964       188,914
(2) Investments, at cost                             $205,846       $5,032,042     $201,288     $51,094    $4,558,321
---------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

STATEMENTS OF ASSETS AND LIABILITIES



                                                       FID VIP       FID VIP      FID VIP      FID VIP       FID VIP
                                                     CONTRAFUND,    DYN APPR,   GRO & INC,    GRO & INC,      GRO,
DEC. 31, 2011 (CONTINUED)                             SERV CL 2     SERV CL 2     SERV CL     SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                   $122,227,564     $532,668   $2,173,874       $59,430     $118,260
Dividends receivable                                          --           --           --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                               9,953          113           --            --           --
Receivable for share redemptions                         237,069          623        2,723            75          114
---------------------------------------------------------------------------------------------------------------------
Total assets                                         122,474,586      533,404    2,176,597        59,505      118,374
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       145,313          556        2,453            68           99
    Administrative charge                                 15,213           66          270             7           15
    Contract terminations                                 76,544           --           --            --           --
Payable for investments purchased                          9,953          113           --            --           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                        247,023          735        2,723            75          114
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             122,187,348      532,469    2,173,874        59,297      118,260
Net assets applicable to contracts in payment
  period                                                  40,104           --           --            --           --
Net assets applicable to seed money                          111          200           --           133           --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                    $122,227,563     $532,669   $2,173,874       $59,430     $118,260
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  5,398,744       65,924      173,771         4,797        3,213
(2) Investments, at cost                            $140,186,262     $482,094   $2,262,214       $62,090     $115,065
---------------------------------------------------------------------------------------------------------------------


                                                       FID VIP       FID VIP      FID VIP      FID VIP       FID VIP
                                                        GRO,         HI INC,      HI INC,     INVEST GR,    MID CAP,
DEC. 31, 2011 (CONTINUED)                             SERV CL 2      SERV CL     SERV CL 2    SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                     $2,480,507   $1,659,914     $852,825   $40,830,192   $9,801,207
Dividends receivable                                          --           --           --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                                  --           --           --        34,082          300
Receivable for share redemptions                           5,450        1,713        1,003        73,836       11,031
---------------------------------------------------------------------------------------------------------------------
Total assets                                           2,485,957    1,661,627      853,828    40,938,110    9,812,538
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------

Payable to RiverSource Life for:
    Mortality and expense risk fee                         2,494        1,508          898        51,505        9,740
    Administrative charge                                    308          205          106         5,055        1,222
    Contract terminations                                  2,647           --           --        17,276           68
Payable for investments purchased                             --           --           --        34,082          300
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          5,449        1,713        1,004       107,918       11,330
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               2,471,641    1,659,914      852,632    40,830,110    9,801,208
Net assets applicable to contracts in payment
  period                                                   8,109           --           --            --           --
Net assets applicable to seed money                          758           --          192            82           --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $2,480,508   $1,659,914     $852,824   $40,830,192   $9,801,208
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                     67,903      309,685      162,134     3,209,921      338,790
(2) Investments, at cost                              $2,106,095   $1,762,034     $937,245   $39,464,319   $8,221,356
---------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                               FID VIP        FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                              MID CAP,       OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,     INC SEC,
DEC. 31, 2011 (CONTINUED)                     SERV CL 2       SERV CL       SERV CL 2          CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)            $34,691,732      $526,069     $15,891,187       $4,048,795      $19,253,641
Dividends receivable                                  --            --              --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   3,502            --          15,699              392              905
Receivable for share redemptions                  79,217           670          21,303            6,172           24,265
------------------------------------------------------------------------------------------------------------------------
Total assets                                  34,774,451       526,739      15,928,189        4,055,359       19,278,811
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                38,417           605          19,296            4,416           21,847
    Administrative charge                          4,305            65           1,963              505            2,398
    Contract terminations                         36,496            --              44            1,249               18
Payable for investments purchased                  3,502            --          15,699              392              905
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 82,720           670          37,002            6,562           25,168
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         34,691,594       495,350      15,891,027        4,048,721       19,253,491
Net assets applicable to contracts in
  payment period                                      --        30,719              --               --               --
Net assets applicable to seed money                  137            --             160               76              152
------------------------------------------------------------------------------------------------------------------------
Total net assets                             $34,691,731      $526,069     $15,891,187       $4,048,797      $19,253,643
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          1,213,846        38,739       1,175,384          361,500        1,344,528
(2) Investments, at cost                     $33,075,284      $661,038     $19,567,453       $6,400,449      $19,575,735
------------------------------------------------------------------------------------------------------------------------


                                                                          FTVIPT FRANK                         FTVIPT
                                            FTVIPT FRANK   FTVIPT FRANK      SM MID        FTVIPT MUTUAL      TEMP DEV
                                            RISING DIVD,    SM CAP VAL,     CAP GRO,        SHARES SEC,       MKTS SEC,
DEC. 31, 2011 (CONTINUED)                       CL 2           CL 2           CL 2             CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)               $792,749    $4,870,372      $8,943,577      $45,804,583         $632,195
Dividends receivable                                  --            --              --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --            --              --               --               --
Receivable for share redemptions                   1,127         9,314           9,941           54,458              650
------------------------------------------------------------------------------------------------------------------------
Total assets                                     793,876     4,879,686       8,953,518       45,859,041          632,845
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 1,031         4,778           8,677           45,931              572
    Administrative charge                             98           604           1,114            5,700               78
    Contract terminations                             --         3,932             151            2,829               --
Payable for investments purchased                     --            --              --               --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,129         9,314           9,942           54,460              650
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            791,716     4,870,278       8,933,865       45,763,540          632,115
Net assets applicable to contracts in
  payment period                                      --            --           9,119           40,852               --
Net assets applicable to seed money                1,031            94             592              189               80
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $792,747    $4,870,372      $8,943,576      $45,804,581         $632,195
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             40,343       313,611         436,485        2,978,191           67,112
(2) Investments, at cost                        $713,117    $4,347,389      $7,850,445      $46,862,871         $707,576
------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

STATEMENTS OF ASSETS AND LIABILITIES



                                                                FTVIPT
                                               FTVIPT         TEMP GLOBAL         FTVIPT         GS VIT          GS VIT
                                           TEMP FOR SEC,         BOND,        TEMP GRO SEC,   MID CAP VAL,   STRATEGIC GRO,
DEC. 31, 2011 (CONTINUED)                       CL 2             CL 2              CL 2           INST            INST
 ASSETS
Investments, at fair value(1),(2)            $9,956,820       $37,436,824       $2,867,377     $37,699,210       $306,948
Dividends receivable                                 --                --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --            27,601              363           4,144             --
Receivable for share redemptions                 14,314            57,215            3,714          72,806            393
---------------------------------------------------------------------------------------------------------------------------
Total assets                                  9,971,134        37,521,640        2,871,454      37,776,160        307,341
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                9,717            46,396            3,350          46,083            354
    Administrative charge                         1,237             4,642              364           4,713             38
    Contract terminations                         3,361             6,177               --          22,010             --
Payable for investments purchased                    --            27,601              363           4,144             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                14,315            84,816            4,077          76,950            392
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         9,956,740        37,396,206        2,866,880      37,684,560        306,949
Net assets applicable to contracts in
  payment period                                     --            40,537               --          14,564             --
Net assets applicable to seed money                  79                81              497              86             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                             $9,956,819       $37,436,824       $2,867,377     $37,699,210       $306,949
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           792,740         2,062,635          283,618       2,880,001         26,370
(2) Investments, at cost                    $10,693,387       $33,644,337       $3,623,385     $40,615,392       $269,328
---------------------------------------------------------------------------------------------------------------------------


                                               GS VIT
                                             STRATEGIC          GS VIT         INVESCO VANK      INVESCO         INVESCO
                                              INTL EQ,     STRUCTD U.S. EQ,    VI VAL OPP,    VI CAP APPR,    VI CAP APPR,
DEC. 31, 2011 (CONTINUED)                       INST             INST             SER II          SER I          SER II
 ASSETS
Investments, at fair value(1),(2)              $118,077        $2,692,681      $18,392,309      $4,078,249     $1,088,142
Dividends receivable                                 --                --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --                --            7,879             113             --
Receivable for share redemptions                    155             3,210           41,033           4,673          5,595
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    118,232         2,695,891       18,441,221       4,083,035      1,093,737
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  140             2,876           21,438           4,159          1,311
    Administrative charge                            15               333            2,304             509            135
    Contract terminations                            --                --           17,291               5          4,149
Payable for investments purchased                    --                --            7,879             113             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   155             3,209           48,912           4,786          5,595
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           118,077         2,691,767       18,385,731       4,057,312      1,087,737
Net assets applicable to contracts in
  payment period                                     --                --            6,412          20,867             --
Net assets applicable to seed money                  --               915              166              70            405
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $118,077        $2,692,682      $18,392,309      $4,078,249     $1,088,142
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            16,400           249,322        3,025,051         190,394         51,669
(2) Investments, at cost                       $158,824        $2,841,544      $23,704,309      $4,620,211     $1,188,214
---------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                              INVESCO VI   INVESCO VI      INVESCO VI       INVESCO VI      INVESCO VI
                                               CAP DEV,     CAP DEV,        CORE EQ,         CORE EQ,      GLOBAL HLTH,
DEC. 31, 2011 (CONTINUED)                        SER I       SER II           SER I           SER II          SER II
 ASSETS
Investments, at fair value(1),(2)              $446,172    $1,249,540      $11,473,210         $162,096       $165,408
Dividends receivable                                 --            --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --            --               --               --             --
Receivable for share redemptions                    567         1,391           13,251              233            226
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    446,739     1,250,931       11,486,461          162,329        165,634
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  512         1,235           11,757              167            206
    Administrative charge                            55           155            1,426               21             20
    Contract terminations                            --            --               67               45             --
Payable for investments purchased                    --            --               --               --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   567         1,390           13,250              233            226
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           446,172     1,248,788       11,473,211          161,681        164,193
Net assets applicable to contracts in
  payment period                                     --            --               --               --             --
Net assets applicable to seed money                  --           753               --              415          1,215
-----------------------------------------------------------------------------------------------------------------------
Total net assets                               $446,172    $1,249,541      $11,473,211         $162,096       $165,408
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            35,837       103,610          429,387            6,115          9,736
(2) Investments, at cost                       $426,872    $1,295,121      $10,752,089         $151,955       $156,323
-----------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI   INVESCO VI      INVESCO VI      INVESCO VANK    INVESCO VANK
                                               INTL GRO,    INTL GRO,   MID CAP CORE EQ,   VI COMSTOCK,   VI GRO & INC,
DEC. 31, 2011 (CONTINUED)                        SER I       SER II          SER II           SER II          SER II
 ASSETS
Investments, at fair value(1),(2)              $998,454    $4,309,138       $3,389,979     $105,831,027     $1,723,486
Dividends receivable                                 --            --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --            36            2,839           10,404             --
Receivable for share redemptions                  1,159         7,010            4,963          263,032         22,832
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    999,613     4,316,184        3,397,781      106,104,463      1,746,318
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                1,030         5,459            4,303          131,246          1,712
    Administrative charge                           124           536              422           13,252            217
    Contract terminations                             5         1,016              237          118,535         20,904
Payable for investments purchased                    --            36            2,839           10,404             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,159         7,047            7,801          273,437         22,833
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           998,454     4,309,012        3,389,467      105,757,933      1,723,413
Net assets applicable to contracts in
  payment period                                     --            --               --           73,012             --
Net assets applicable to seed money                  --           125              513               81             72
-----------------------------------------------------------------------------------------------------------------------
Total net assets                               $998,454    $4,309,137       $3,389,980     $105,831,026     $1,723,485
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            37,863       165,228          295,552        9,382,183         97,152
(2) Investments, at cost                       $820,699    $4,157,705       $3,538,535     $113,980,490     $1,683,149
-----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

STATEMENTS OF ASSETS AND LIABILITIES



                                                JANUS       JANUS ASPEN      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                              ASPEN BAL,    ENTERPRISE,      GLOBAL TECH,         JANUS,        OVERSEAS,
DEC. 31, 2011 (CONTINUED)                        INST           SERV             SERV              SERV            SERV
 ASSETS
Investments, at fair value(1),(2)             $2,430,385      $705,633         $223,328         $6,876,466      $1,799,724
Dividends receivable                                  --            --               --                 --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --            --               --                 --              --
Receivable for share redemptions                   2,812           855              263             11,510           2,317
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   2,433,197       706,488          223,591          6,887,976       1,802,041
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 2,509           769              234              8,475           2,094
    Administrative charge                            301            87               28                855             223
    Contract terminations                              2            --               --              2,180              --
Payable for investments purchased                     --            --               --                 --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,812           856              262             11,510           2,317
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,430,385       705,632          223,329          6,876,361       1,799,724
Net assets applicable to contracts in
  payment period                                      --            --               --                 --              --
Net assets applicable to seed money                   --            --               --                105              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $2,430,385      $705,632         $223,329         $6,876,466      $1,799,724
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             91,265        19,118           43,197            304,268          48,095
(2) Investments, at cost                      $2,269,931      $595,341         $202,722         $6,832,092      $1,835,113
--------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN   JPM INS TRUST        LAZARD        LAZARD RETIRE     LM CB VAR
                                                WORLD,        U.S. EQ,     RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                        INST           CL 1             SERV              SERV            CL I
 ASSETS
Investments, at fair value(1),(2)               $761,184      $460,229          $99,125           $172,524        $227,867
Dividends receivable                                  --            --               --                 --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --            --               --                 --              --
Receivable for share redemptions                     881           556              124                222             310
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     762,065       460,785           99,249            172,746         228,177
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   787           499              112                202             282
    Administrative charge                             94            57               12                 21              28
    Contract terminations                              1            --               --                 --              --
Payable for investments purchased                     --            --               --                 --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    882           556              124                223             310
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            761,183       460,229           99,125            172,523         226,502
Net assets applicable to contracts in
  payment period                                      --            --               --                 --              --
Net assets applicable to seed money                   --            --               --                 --           1,365
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $761,183      $460,229          $99,125           $172,523        $227,867
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             29,469        30,238           10,624             18,631          14,787
(2) Investments, at cost                      $1,013,119      $321,338         $117,502           $184,455        $208,693
--------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                  LVIP BARON     MFS INV       MFS INV         MFS INV          MFS
                                                   GRO OPP,    GRO STOCK,       TRUST,          TRUST,       NEW DIS,
DEC. 31, 2011 (CONTINUED)                           SERV CL      SERV CL       INIT CL         SERV CL        INIT CL
 ASSETS
Investments, at fair value(1),(2)                   $772,719   $1,685,873     $1,962,878        $422,041    $1,120,156
Dividends receivable                                      --           --             --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           78             --              --            --
Receivable for share redemptions                         969        1,794          2,272             454         1,373
----------------------------------------------------------------------------------------------------------------------
Total assets                                         773,688    1,687,745      1,965,150         422,495     1,121,529
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       872        1,585          2,030             402         1,234
    Administrative charge                                 97          209            243              52           139
    Contract terminations                                 --           --             --              --            --
Payable for investments purchased                         --           78             --              --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        969        1,872          2,273             454         1,373
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                772,719    1,685,230      1,962,556         421,853     1,120,156
Net assets applicable to contracts in payment
  period                                                  --           --             --              --            --
Net assets applicable to seed money                       --          643            321             188            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $772,719   $1,685,873     $1,962,877        $422,041    $1,120,156
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 24,540      156,534        101,127          21,856        78,387
(2) Investments, at cost                            $558,717   $1,449,872     $1,793,826        $382,402    $1,107,132
----------------------------------------------------------------------------------------------------------------------


                                                      MFS          MFS           MFS             MFS            MFS
                                                   NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,   UTILITIES,
DEC. 31, 2011 (CONTINUED)                           SERV CL      INIT CL       INIT CL         SERV CL        INIT CL
 ASSETS
Investments, at fair value(1),(2)                 $2,221,295   $1,214,971       $205,025     $29,664,939    $6,044,583
Dividends receivable                                      --           --             --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           --             --              --            --
Receivable for share redemptions                      10,903        1,544            207          38,449         7,102
----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,232,198    1,216,515        205,232      29,703,388     6,051,685
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     2,131        1,394            182          28,922         6,352
    Administrative charge                                276          150             25           3,691           749
    Contract terminations                              8,496           --             --           5,836            --
Payable for investments purchased                         --           --             --              --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     10,903        1,544            207          38,449         7,101
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,220,694    1,214,971        205,025      29,630,771     6,020,329
Net assets applicable to contracts in payment
  period                                                               --             --          33,927        24,117
Net assets applicable to seed money                      601           --             --             241           138
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,221,295   $1,214,971       $205,025     $29,664,939    $6,044,584
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                161,666       64,695         11,064       1,620,150       231,771
(2) Investments, at cost                          $2,219,002   $1,061,846       $205,332     $30,349,762    $5,208,532
----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

STATEMENTS OF ASSETS AND LIABILITIES



                                                   MFS      MS UIF GLOBAL   MS UIF MID     MS UIF U.S.    MS UIF U.S.
                                               UTILITIES,     REAL EST,      CAP GRO,       REAL EST,      REAL EST,
DEC. 31, 2011 (CONTINUED)                        SERV CL        CL II          CL II          CL I           CL II
 ASSETS
Investments, at fair value(1),(2)              $3,004,004     $1,002,157     $211,875        $837,355      $2,901,869
Dividends receivable                                   --             --           --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                           --             --           --              --               5
Receivable for share redemptions                   15,051          1,685          280             974           9,982
---------------------------------------------------------------------------------------------------------------------
Total assets                                    3,019,055      1,003,842      212,155         838,329       2,911,856
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  3,340          1,252          255             870           3,559
    Administrative charge                             376            124           26             104             362
    Contract terminations                          11,334            309           --              --           6,060
Payable for investments purchased                      --             --           --              --               5
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                  15,050          1,685          281             974           9,986
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           3,003,446      1,002,077      210,584         837,249       2,901,489
Net assets applicable to contracts in payment
  period                                               --             --           --              --              --
Net assets applicable to seed money                   559             80        1,290             106             381
---------------------------------------------------------------------------------------------------------------------
Total net assets                               $3,004,005     $1,002,157     $211,874        $837,355      $2,901,870
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             116,751        136,907       19,053          61,706         214,953
(2) Investments, at cost                       $2,698,893     $1,091,357     $176,423        $847,330      $3,079,513
---------------------------------------------------------------------------------------------------------------------


                                                                                                             OPPEN
                                                  OPPEN         OPPEN          OPPEN          OPPEN          GLOBAL
                                                CAP APPR     CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,    STRATEGIC
DEC. 31, 2011 (CONTINUED)                          VA            SERV           VA            SERV           INC VA
 ASSETS
Investments, at fair value(1),(2)                $908,085    $33,088,158      $30,493      $6,935,900         $19,071
Dividends receivable                                   --             --           --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                           --          6,123           --              --              --
Receivable for share redemptions                    1,058         57,476           35          45,804              22
---------------------------------------------------------------------------------------------------------------------
Total assets                                      909,143     33,151,757       30,528       6,981,704          19,093
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    938         40,612           30           7,293              20
    Administrative charge                             112          4,119            4             874               2
    Contract terminations                               8         12,746           --          37,636              --
Payable for investments purchased                      --          6,123           --              --              --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,058         63,600           34          45,803              22
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             908,085     33,080,600       30,494       6,927,065          19,071
Net assets applicable to contracts in payment
  period                                               --          7,399           --           8,460              --
Net assets applicable to seed money                    --            158           --             376              --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                 $908,085    $33,088,157      $30,494      $6,935,901         $19,071
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              22,845        839,801        1,110         254,903           3,545
(2) Investments, at cost                         $920,044    $29,955,429      $32,422      $7,170,508         $17,344
---------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                OPPEN GLOBAL                                              OPPEN MAIN
                                                  STRATEGIC       OPPEN        OPPEN        OPPEN         ST SM MID
                                                   INC VA,       HI INC     HI INC VA,     MAIN ST         CAP VA,
DEC. 31, 2011 (CONTINUED)                            SRV           VA          SERV          VA              SERV
 ASSETS
Investments, at fair value(1),(2)                $65,552,448     $186,205   $1,241,136     $70,601        $4,391,909
Dividends receivable                                      --           --           --          --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                          31,027           --            4          --                --
Receivable for share redemptions                     187,684          217        1,454          81             4,967
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      65,771,159      186,422    1,242,594      70,682         4,396,876
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------

Payable to RiverSource Life for:
    Mortality and expense risk fee                    78,008          193        1,190          72             4,410
    Administrative charge                              8,129           23          156           9               548
    Contract terminations                            101,547            1          108          --                 9
Payable for investments purchased                     31,027           --            4          --                --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    218,711          217        1,458          81             4,967
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             65,509,203      186,205    1,241,136      70,601         4,360,132
Net assets applicable to contracts in payment
  period                                              43,163           --           --          --            31,347
Net assets applicable to seed money                       82           --           --          --               430
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $65,552,448     $186,205   $1,241,136     $70,601        $4,391,909
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             11,940,337       98,003      649,809       3,409           258,044
(2) Investments, at cost                         $62,408,104     $642,424   $2,735,275     $73,559        $3,643,657
-----------------------------------------------------------------------------------------------------------------------


                                                    PIMCO
                                                   VIT ALL       PUT VT       PUT VT       PUT VT           PUT VT
                                                   ASSET,       DIV INC,     DIV INC,    GLOBAL EQ,   GLOBAL HLTH CARE,
DEC. 31, 2011 (CONTINUED)                        ADVISOR CL       CL IA        CL IB        CL IA           CL IB
 ASSETS
Investments, at fair value(1),(2)                 $5,746,455   $1,076,655     $571,217    $354,718        $1,025,164
Dividends receivable                                      --           --           --          --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                             594           40           --          --                --
Receivable for share redemptions                       8,505        1,240          663       2,623             1,214
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       5,755,554    1,077,935      571,880     357,341         1,026,378
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     7,243        1,107          592         368             1,079
    Administrative charge                                714          133           71          44               128
    Contract terminations                                548           --           --       2,211                 7
Payable for investments purchased                        594           40           --          --                --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9,099        1,280          663       2,623             1,214
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              5,746,374    1,070,721      571,217     354,718         1,024,721
Net assets applicable to contracts in payment
  period                                                  --        5,934           --          --                --
Net assets applicable to seed money                       81           --           --          --               443
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $5,746,455   $1,076,655     $571,217    $354,718        $1,025,164
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                547,803      156,263       83,026      34,845            87,696
(2) Investments, at cost                          $6,127,540   $1,345,986     $695,309    $524,509          $978,634
-----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

STATEMENTS OF ASSETS AND LIABILITIES



                                                    PUT VT       PUT VT       PUT VT        PUT VT           PUT VT
                                                  GRO & INC,   GRO & INC,   HI YIELD,      HI YIELD,          INC,
DEC. 31, 2011 (CONTINUED)                           CL IA         CL IB       CL IA          CL IB            CL IB
 ASSETS
Investments, at fair value(1),(2)                 $2,447,916   $2,984,664    $519,005       $311,688          $65,987
Dividends receivable                                      --           --          --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           --          --             --               --
Receivable for share redemptions                       6,872        3,237         599            362               71
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,454,788    2,987,901     519,604        312,050           66,058
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     2,529        2,841         533            323               62
    Administrative charge                                304          370          64             39                8
    Contract terminations                              4,039           26           2             --               --
Payable for investments purchased                         --           --          --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      6,872        3,237         599            362               70
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,443,560    2,984,373     518,361        311,688           65,630
Net assets applicable to contracts in payment
  period                                               4,356           --         644             --               --
Net assets applicable to seed money                       --          291          --             --              358
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,447,916   $2,984,664    $519,005       $311,688          $65,988
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                159,266      195,076      78,518         47,513            5,718
(2) Investments, at cost                          $3,579,156   $4,052,128    $654,497       $362,030          $67,754
-----------------------------------------------------------------------------------------------------------------------


                                                    PUT VT       PUT VT       PUT VT        PUT VT           PUT VT
                                                   INTL EQ,     INTL GRO,   INTL VAL,   MULTI-CAP GRO,   MULTI-CAP GRO,
DEC. 31, 2011 (CONTINUED)                           CL IB         CL IB       CL IB          CL IA            CL IB
 ASSETS
Investments, at fair value(1),(2)                $ 8,573,702     $421,224      $4,221     $1,568,898       $3,482,105
Dividends receivable                                      --           --          --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           1,804           --          --             --               --
Receivable for share redemptions                       9,645          455           5          2,665            3,913
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       8,585,151      421,679       4,226      1,571,563        3,486,018
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     8,521          402           4          1,618            3,479
    Administrative charge                              1,069           53           1            194              434
    Contract terminations                                 56           --          --            853               --
Payable for investments purchased                      1,804           --          --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     11,450          455           5          2,665            3,913
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              8,573,150      421,156       4,221      1,568,812        3,481,153
Net assets applicable to contracts in payment
  period                                                  --           --          --             86
Net assets applicable to seed money                      551           68          --             --              952
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 8,573,701     $421,224      $4,221     $1,568,898       $3,482,105
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                903,446       30,413         536         80,087          180,701
(2) Investments, at cost                         $12,529,880     $399,070      $6,893     $1,672,036       $3,256,631
-----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                     PUT VT        PUT VT        PUT VT        PUT VT         ROYCE
                                                    RESEARCH,   SM CAP VAL,     VOYAGER,      VOYAGER,      MICRO-CAP,
DEC. 31, 2011 (CONTINUED)                             CL IB        CL IB         CL IA          CL IB       INVEST CL
 ASSETS
Investments, at fair value(1),(2)                    $138,313      $765,861      $247,823       $789,238    $1,415,803
Dividends receivable                                       --            --            --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --            --            --             --            --
Receivable for share redemptions                        3,733         1,321         1,373            913         1,993
----------------------------------------------------------------------------------------------------------------------
Total assets                                          142,046       767,182       249,196        790,151     1,417,796
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        124           958           257            815         1,637
    Administrative charge                                  18            95            31             98           176
    Contract terminations                               3,592           268         1,085             --           180
Payable for investments purchased                          --            --            --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       3,734         1,321         1,373            913         1,993
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 137,882       765,575       247,388        789,238     1,415,803
Net assets applicable to contracts in payment
  period                                                   --            --           435             --            --
Net assets applicable to seed money                       430           286            --             --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $138,312      $765,861      $247,823       $789,238    $1,415,803
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  11,711        58,597         7,749         24,850       136,004
(2) Investments, at cost                             $123,993      $997,800      $317,583     $1,138,403    $1,340,989
----------------------------------------------------------------------------------------------------------------------


                                                      ROYCE        THIRD           VP            VP             VP
                                                     SM-CAP,        AVE          AGGR,          AGGR,        CONSERV,
DEC. 31, 2011 (CONTINUED)                           INVEST CL       VAL           CL 2          CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)                  $1,152,893    $  764,584   $32,646,831   $342,007,470   $46,515,732
Dividends receivable                                       --            --            --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --            --            --        130,255         2,430
Receivable for share redemptions                        1,433           987            --             --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,154,326       765,571    32,646,831    342,137,725    46,518,162
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,291           891        30,647        393,794        50,999
    Administrative charge                                 143            96         4,068         42,384         5,732
    Contract terminations                                  --            --            --        154,680           198
Payable for investments purchased                          --            --            --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,434           987        34,715        590,858        56,929
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,152,892       764,584    32,612,050    341,546,856    46,461,211
Net assets applicable to contracts in payment
  period                                                   --            --            --             --            --
Net assets applicable to seed money                        --            --            66             11            22
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,152,892    $  764,584   $32,612,116   $341,546,867   $46,461,233
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 114,488        66,951     2,984,171     31,205,061     4,283,217
(2) Investments, at cost                           $  886,448    $1,162,568   $30,344,761   $310,304,821   $45,003,710
----------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

STATEMENTS OF ASSETS AND LIABILITIES



                                                                   VP              VP
                                                   VP           DAVIS NY         GS MID           VP              VP
                                                CONSERV,        VENTURE,        CAP VAL,         MOD,            MOD,
DEC. 31, 2011 (CONTINUED)                         CL 4            CL 3            CL 3           CL 2            CL 4
 ASSETS
Investments, at fair value(1),(2)             $298,930,598       $5,778,077        $39,602   $321,861,483   $2,167,834,522
Dividends receivable                                    --               --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    69,826               --             --             --           71,101
Receivable for share redemptions                        --               --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   299,000,424        5,778,077         39,602    321,861,483    2,167,905,623
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 351,810            7,360             49        319,717        2,486,530
    Administrative charge                           37,077              720              4         39,640          267,878
    Contract terminations                           19,227            3,358             --         13,686          873,646
Payable for investments purchased                       --               --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  408,114           11,438             53        373,043        3,628,054
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          298,592,288        5,766,561         38,237    321,488,429    2,164,277,558
Net assets applicable to contracts in
  payment period                                        --               --             --             --               --
Net assets applicable to seed money                     22               78          1,312             11               11
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $298,592,310       $5,766,639        $39,549   $321,488,440   $2,164,277,569
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           27,525,838          599,386          3,786     29,154,120      196,184,120
(2) Investments, at cost                      $279,665,572       $5,371,850        $39,560   $301,256,865   $1,969,127,572
--------------------------------------------------------------------------------------------------------------------------


                                                                                                                  VP
                                                   VP              VP              VP             VP           PTNRS SM
                                                MOD AGGR,       MOD AGGR,     MOD CONSERV,   MOD CONSERV,      CAP VAL,
DEC. 31, 2011 (CONTINUED)                         CL 2            CL 4            CL 2           CL 4            CL 3
 ASSETS
Investments, at fair value(1),(2)             $195,357,911   $1,107,563,392    $84,868,881   $373,655,469      $42,675,387
Dividends receivable                                    --               --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --           42,990             --             --            4,965
Receivable for share redemptions                        --               --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   195,357,911    1,107,606,382     84,868,881    373,655,469       42,680,352
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 194,530        1,271,951         85,387        424,421           53,545
    Administrative charge                           24,155          137,345         10,499         46,149            5,354
    Contract terminations                            2,667          630,806            513         36,036           60,611
Payable for investments purchased                       --               --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  221,352        2,040,102         96,399        506,606          119,510
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          195,136,526    1,105,566,255     84,772,438    373,148,852       42,560,753
Net assets applicable to contracts in
  payment period                                        --               --             --             --               --
Net assets applicable to seed money                     33               25             44             11               89
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $195,136,559   $1,105,566,280    $84,772,482   $373,148,863      $42,560,842
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           17,711,506      100,231,981      7,736,452     33,999,588        2,926,981
(2) Investments, at cost                      $183,218,006   $1,003,879,185    $80,285,618   $342,806,100      $39,962,026
--------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                  WF ADV VT       WF ADV VT    WF ADV VT
                                                  WANGER          WANGER     INDEX ASSET ALLOC,    INTL EQ,     INTL EQ,
DEC. 31, 2011 (CONTINUED)                          INTL            USA              CL 2             CL 1         CL 2
 ASSETS
Investments, at fair value(1),(2)               $24,301,139    $25,275,754        $8,476,070       $560,867   $12,784,323
Dividends receivable                                     --             --                --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                     19,983          2,742                --             --         3,693
Receivable for share redemptions                         --             --             9,831            664        15,903
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     24,321,122     25,278,496         8,485,901        561,531    12,803,919
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   30,074         31,422             8,779            495        14,004
    Administrative charge                             2,984          3,141             1,050             69         1,597
    Contract terminations                             2,057         20,097                 1            100           303
Payable for investments purchased                        --             --                --             --         3,693
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    35,115         54,660             9,830            664        19,597
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            24,245,077     25,223,706         8,475,240        560,867    12,784,137
Net assets applicable to contracts in
  payment period                                     40,812             --                --
Net assets applicable to seed money                     118            130               831             --           185
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $24,286,007    $25,223,836        $8,476,071       $560,867   $12,784,322
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               844,083        848,180           701,081        117,582     2,674,544
(2) Investments, at cost                        $24,170,955    $25,548,394        $8,758,162       $746,433   $15,338,564
-------------------------------------------------------------------------------------------------------------------------


                                                 WF ADV VT      WF ADV VT         WF ADV VT       WF ADV VT    WF ADV VT
                                              INTRINSIC VAL,    OMEGA GRO,       OMEGA GRO,          OPP,         OPP,
DEC. 31, 2011 (CONTINUED)                          CL 2            CL 1             CL 2             CL 1         CL 2
 ASSETS
Investments, at fair value(1),(2)               $ 9,927,741     $1,050,509       $40,239,503       $621,162    $9,471,441
Dividends receivable                                     --             --                --             --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --             --                --             --            --
Receivable for share redemptions                     15,436          1,086            70,864            646        14,068
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      9,943,177      1,051,595        40,310,367        621,808     9,485,509
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   11,335            956            46,092            569         9,438
    Administrative charge                             1,232            130             5,020             77         1,181
    Contract terminations                             2,869             --            19,752             --         3,449
Payable for investments purchased                        --             --                --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    15,436          1,086            70,864            646        14,068
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             9,927,615      1,050,509        40,239,437        621,162     9,471,213
Net assets applicable to contracts in
  payment period                                         --                               --             --            --
Net assets applicable to seed money                     126             --                66             --           228
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 9,927,741     $1,050,509       $40,239,503       $621,162    $9,471,441
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               799,335         46,136         1,790,013         35,699       544,962
(2) Investments, at cost                        $10,398,212     $  730,969       $31,917,052       $589,797    $9,003,694
-------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

STATEMENTS OF ASSETS AND LIABILITIES



                                                      WF ADV VT     WF ADV VT     WF ADV VT         WF ADV VT
                                                     SM CAP GRO,   SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
DEC. 31, 2011 (CONTINUED)                                CL 2          CL 1          CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)                     $8,840,290    $2,520,207    $6,237,860       $40,155,430
Dividends receivable                                          --            --            --            71,144
Accounts receivable from RiverSource Life for
  contract purchase payments                                  --            --           273            18,637
Receivable for share redemptions                          16,506         2,692         7,098            71,646
-----------------------------------------------------------------------------------------------------------------
Total assets                                           8,856,796     2,522,899     6,245,231        40,316,857
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         9,704         2,319         6,310            46,495
    Administrative charge                                  1,107           316           778             4,976
    Contract terminations                                  5,697            57            10            20,173
Payable for investments purchased                             --            --           273            89,782
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                         16,508         2,692         7,371           161,426
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               8,839,972     2,520,207     6,237,479        40,153,060
Net assets applicable to contracts in payment
  period                                                      --            --            --                --
Net assets applicable to seed money                          316            --           381             2,371
-----------------------------------------------------------------------------------------------------------------
Total net assets                                      $8,840,288    $2,520,207    $6,237,860       $40,155,431
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  1,151,079       302,546       749,743         3,809,813
(2) Investments, at cost                              $7,965,154    $2,233,313    $5,545,491       $39,154,331
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                  AB VPS         AB VPS
                                                BAL WEALTH       GLOBAL           AB VPS          AB VPS         AB VPS
                                                STRATEGY,    THEMATIC GRO,      GRO & INC,      INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2011                           CL B           CL B             CL B            CL B           CL B
 INVESTMENT INCOME
Dividend income                                $    28,865     $   10,235      $    117,698      $ 74,796     $  1,961,562
Variable account expenses                           16,365         42,033           139,931        26,057          833,557
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     12,500        (31,798)          (22,233)       48,739        1,128,005
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            478,182        748,094         2,936,223       838,895        8,321,341
    Cost of investments sold                       436,728        696,214         3,363,843       787,670        9,641,796
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       41,454         51,880          (427,620)       51,225       (1,320,455)
Distributions from capital gains                        --             --                --         6,079               --
Net change in unrealized appreciation or
  depreciation of investments                     (108,095)      (764,525)          966,129       (25,765)     (10,469,464)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (66,641)      (712,645)          538,509        31,539      (11,789,919)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $   (54,141)    $ (744,443)     $    516,276      $ 80,278     $(10,661,914)
--------------------------------------------------------------------------------------------------------------------------


                                                  AB VPS         AC VP            AC VP            AC VP          AC VP
                                               LG CAP GRO,     INC & GRO,    INFLATION PROT,       INTL,      MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL B           CL I            CL II            CL II          CL II
 INVESTMENT INCOME
Dividend income                                 $    4,116        $ 7,069       $ 3,267,462        $  198         $  1,636
Variable account expenses                           64,967          6,422         1,326,539           212            1,955
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (60,851)           647         1,940,923           (14)            (319)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          1,393,731         55,710        27,769,370         3,112           24,756
    Cost of investments sold                     1,246,497         62,560        25,274,045         2,914           23,284
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      147,234         (6,850)        2,495,325           198            1,472
Distributions from capital gains                        --             --         1,050,701            --            3,566
Net change in unrealized appreciation or
  depreciation of investments                     (256,546)        14,116         2,315,169        (1,883)         (11,874)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (109,312)         7,266         5,861,195        (1,685)          (6,836)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (170,163)       $ 7,913       $ 7,802,118       $(1,699)        $ (7,155)
--------------------------------------------------------------------------------------------------------------------------


                                                  AC VP          AC VP            AC VP           COL VP         COL VP
                                                  ULTRA,          VAL,             VAL,        ASSET ALLOC,       BAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL II           CL I            CL II            CL 1           CL 3
 INVESTMENT INCOME
Dividend income                                  $      --       $ 11,490          $ 10,476       $ 1,864         $     --
Variable account expenses                          537,026          8,016             8,529           988           54,184
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (537,026)         3,474             1,947           876          (54,184)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          8,200,079         75,177           139,284        50,790          684,474
    Cost of investments sold                     8,117,569         85,368           120,405        47,064          709,461
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       82,510        (10,191)           18,879         3,726          (24,987)
Distributions from capital gains                        --             --                --            --               --
Net change in unrealized appreciation or
  depreciation of investments                      395,832          4,055           (14,495)       (4,130)         118,353
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     478,342         (6,136)            4,384          (404)          93,366
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  (58,684)     $  (2,662)         $  6,331       $   472         $ 39,182
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF OPERATIONS



                                                 COL VP         COL VP        COL VP         COL VP            COL VP
                                               CASH MGMT,     DIV BOND,     DIV EQ INC,      DYN EQ,       EMER MKTS OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3           CL 3          CL 3           CL 3              CL 3
 INVESTMENT INCOME
Dividend income                               $     4,835    $ 1,777,534     $       --     $       --       $  381,198
Variable account expenses                         725,042        600,623      1,388,304        800,072          552,758
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (720,207)     1,176,911     (1,388,304)      (800,072)        (171,560)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        32,662,136     13,938,952     22,023,187     15,495,370        7,206,325
    Cost of investments sold                   32,657,588     13,312,893     21,226,792     15,518,756        6,029,938
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       4,548        626,059        796,395        (23,386)       1,176,387
Distributions from capital gains                       --             --             --             --          488,483
Net change in unrealized appreciation or
  depreciation of investments                      (4,547)       111,309     (4,396,148)     2,814,528       (9,300,673)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1        737,368     (3,599,753)     2,791,142       (7,635,803)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (720,206)   $ 1,914,279   $ (4,988,057)  $  1,991,070      $(7,807,363)
--------------------------------------------------------------------------------------------------------------------------


                                             COL VP GLOBAL
                                               INFLATION        COL VP        COL VP        COL VP HI          COL VP
                                               PROT SEC,       HI INC,        HI INC,      YIELD BOND,        INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3           CL 1          CL 2           CL 3              CL 3
 INVESTMENT INCOME
Dividend income                                $1,036,853        $25,059     $1,134,869    $ 1,698,923       $  661,681
Variable account expenses                         220,359          4,277        265,727        356,169          121,328
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   816,494         20,782        869,142      1,342,754          540,353
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,501,170         43,202      4,448,620     10,301,514        2,683,365
    Cost of investments sold                    5,564,173         44,888      4,560,235      9,896,941        2,570,537
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (63,003)        (1,686)      (111,615)       404,573          112,828
Distributions from capital gains                  179,414             --             --             --          198,584
Net change in unrealized appreciation or
  depreciation of investments                     115,979         (1,747)       (33,807)      (842,475)        (523,833)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    232,390         (3,433)      (145,422)      (437,902)        (212,421)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,048,884        $17,349     $  723,720     $  904,852       $  327,932
--------------------------------------------------------------------------------------------------------------------------


                                                 COL VP         COL VP        COL VP         COL VP            COL VP
                                               INTL OPP,     LG CAP GRO,    LG CAP GRO,   MARSICO GRO,   MARSICO INTL OPP,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)            CL 3         CL 1(1)         CL 3           CL 1              CL 2
 INVESTMENT INCOME
Dividend income                                 $  11,970       $     --       $     --      $  23,267          $ 2,469
Variable account expenses                          12,611          2,302         22,641        130,093            4,770
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (641)        (2,302)       (22,641)      (106,826)          (2,301)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           140,076        281,205        530,228      2,530,947           27,090
    Cost of investments sold                      160,035        288,197        524,091      2,307,591           25,469
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (19,959)        (6,992)         6,137        223,356            1,621
Distributions from capital gains                       --             --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    (106,701)       (32,678)       (37,576)      (407,765)         (56,709)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (126,660)       (39,670)       (31,439)      (184,409)         (55,088)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(127,301)     $ (41,972)     $ (54,080)    $ (291,235)        $(57,389)
--------------------------------------------------------------------------------------------------------------------------


(1) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.






See accompanying notes to financial statements.



 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                               COL VP MID        COL VP MID        COL VP     COL VP SELECT   COL VP SELECT
                                              CAP GRO OPP,      CAP VAL OPP,      S&P 500,     LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3              CL 3            CL 3           CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                 $      --          $     --       $      --        $   --        $     --
Variable account expenses                          72,498            20,048         154,012         1,333          24,258
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (72,498)          (20,048)       (154,012)       (1,333)        (24,258)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,189,155            66,847       3,736,006        12,372         424,869
    Cost of investments sold                      929,193            66,440       3,201,427        12,841         431,116
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     259,962               407         534,579          (469)         (6,247)
Distributions from capital gains                       --                --              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                    (948,895)          (95,466)       (329,648)         (379)       (131,020)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (688,933)          (95,059)        204,931          (848)       (137,267)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (761,431)        $(115,107)      $  50,919       $(2,181)      $(161,525)
---------------------------------------------------------------------------------------------------------------------------


                                                 COL VP            COL VP          COL VP         COL VP            CS
                                            SHORT DURATION,   SHORT DURATION,   SM CAP VAL,     SM CO GRO,      COMMODITY
PERIOD ENDED DEC. 31, 2011 (CONTINUED)          CL 1(1)             CL 3            CL 2           CL 1           RETURN
 INVESTMENT INCOME
Dividend income                                   $    --         $ 239,293      $   45,690        $   --       $  21,145
Variable account expenses                           5,644           392,652          89,668         1,256          13,546
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (5,644)         (153,359)        (43,978)       (1,256)          7,599
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           377,986         9,617,948       1,855,920        37,295         290,554
    Cost of investments sold                      377,871         9,451,408       1,801,292        24,964         319,125
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         115           166,540          54,628        12,331         (28,571)
Distributions from capital gains                       --                --         557,174            --              --
Net change in unrealized appreciation or
  depreciation of investments                       6,251           (38,455)       (945,725)      (17,534)        (92,862)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      6,366           128,085        (333,923)       (5,203)       (121,433)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $    722        $  (25,274)     $ (377,901)     $ (6,459)      $(113,834)
---------------------------------------------------------------------------------------------------------------------------

(1) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.


                                                DREY IP
                                                 MIDCAP           DREY IP         DREY SOC       DREY VIF        DREY VIF
                                                 STOCK,          TECH GRO,       RESP GRO,        APPR,          INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV              SERV            INIT           SERV            SERV
 INVESTMENT INCOME
Dividend income                                   $   334        $       --        $  9,017       $ 9,451         $ 2,605
Variable account expenses                           1,405           203,307          12,939        10,017           2,067
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (1,071)         (203,307)         (3,922)         (566)            538
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            10,899         3,109,968         312,712        51,681           8,326
    Cost of investments sold                       11,583         2,137,531         304,038        46,402           7,670
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (684)          972,437           8,674         5,279             656
Distributions from capital gains                       --                --              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                         820        (1,844,780)         (4,064)       37,147         (24,452)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        136          (872,343)          4,610        42,426         (23,796)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  (935)      $(1,075,650)       $    688       $41,860        $(23,258)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF OPERATIONS



                                                    DREY VIF         EV VT         FID VIP      FID VIP       FID VIP
                                                    INTL VAL,    FLOATING-RATE      BAL,          BAL,      CONTRAFUND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  SERV            INC          SERV CL     SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                       $  3,194     $  248,635     $  3,510         $  884     $  42,300
Variable account expenses                                2,736        100,233        2,975            884        69,133
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            458        148,402          535             --       (26,833)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 47,877      3,738,360       18,208          2,231     2,607,048
    Cost of investments sold                            58,378      3,732,316       16,437          1,829     2,588,615
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (10,501)         6,044        1,771            402        18,433
Distributions from capital gains                            --             --          618            164            --
Net change in unrealized appreciation or
  depreciation of investments                          (22,712)      (138,296)     (15,189)        (3,711)     (127,901)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (33,213)      (132,252)     (12,800)        (3,145)     (109,468)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(32,755)    $   16,150     $(12,265)       $(3,145)   $ (136,301)
-----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP        FID VIP        FID VIP      FID VIP       FID VIP
                                                   CONTRAFUND,     DYN APPR,     GRO & INC,    GRO & INC,       GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV CL 2      SERV CL 2       SERV CL     SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                    $ 1,024,397       $   --       $ 37,651         $  955       $   326
Variable account expenses                            2,255,265          9,600       34,838          1,479         1,452
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (1,230,868)        (9,600)       2,813           (524)       (1,126)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             37,617,932        227,600      469,052         65,275         8,371
    Cost of investments sold                        40,791,448        208,966      479,620         71,160         7,978
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (3,173,516)        18,634      (10,568)        (5,885)          393
Distributions from capital gains                            --             --           --             --           424
Net change in unrealized appreciation or
  depreciation of investments                         (706,213)       (39,109)      16,699          4,188          (644)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (3,879,729)       (20,475)       6,131         (1,697)          173
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ (5,110,597)     $ (30,075)    $  8,944        $(2,221)      $  (953)
-----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP        FID VIP        FID VIP      FID VIP       FID VIP
                                                      GRO,          HI INC,        HI INC,     INVEST GR,     MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV CL 2       SERV CL       SERV CL 2    SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                     $    3,323      $ 114,679     $ 58,884    $ 1,247,464    $   16,296
Variable account expenses                               39,046         27,602       13,767        778,548       169,734
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (35,723)        87,077       45,117        468,916      (153,438)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                770,925      1,218,889      230,644     13,779,188     4,555,618
    Cost of investments sold                           632,495      1,225,296      239,089     13,116,773     3,410,860
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       138,430         (6,407)      (8,445)       662,415     1,144,758
Distributions from capital gains                         9,936             --           --      1,252,053        18,672
Net change in unrealized appreciation or
  depreciation of investments                         (137,789)       (14,327)     (12,526)        31,684    (2,385,870)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          10,577        (20,734)     (20,971)     1,946,152    (1,222,440)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ (25,146)     $  66,343     $ 24,146    $ 2,415,068   $(1,375,878)
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                              FTVIPT
                                               FID VIP         FID VIP        FID VIP      FRANK GLOBAL       FTVIPT
                                               MID CAP,       OVERSEAS,      OVERSEAS,       REAL EST,    FRANK INC SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SERV CL 2        SERV CL       SERV CL 2         CL 2            CL 2
 INVESTMENT INCOME
Dividend income                              $     8,502        $  8,104     $  217,028      $  361,671     $1,220,484
Variable account expenses                        634,581          10,074        311,419          69,419        323,715
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (626,079)         (1,970)       (94,391)        292,252        896,769
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       11,956,469         105,294      3,930,129       1,112,068      5,277,141
    Cost of investments sold                  10,237,168         112,504      4,096,313       1,627,614      5,186,491
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  1,719,301          (7,210)      (166,184)       (515,546)        90,650
Distributions from capital gains                  66,804           1,285         38,069              --             --
Net change in unrealized appreciation or
  depreciation of investments                 (6,202,224)       (112,657)    (3,281,233)        (80,903)      (733,974)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (4,416,119)       (118,582)    (3,409,348)       (596,449)      (643,324)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(5,042,198)      $(120,552)   $(3,503,739)    $  (304,197)    $  253,445
------------------------------------------------------------------------------------------------------------------------


                                                                            FTVIPT FRANK      FTVIPT          FTVIPT
                                             FTVIPT FRANK   FTVIPT FRANK       SM MID         MUTUAL         TEMP DEV
                                             RISING DIVD,    SM CAP VAL,      CAP GRO,      SHARES SEC,      MKTS SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2           CL 2            CL 2           CL 2            CL 2
 INVESTMENT INCOME
Dividend income                                $  12,288      $   39,854     $       --     $ 1,202,598      $   8,808
Variable account expenses                         14,324          78,317        142,869         736,881         11,418
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,036)        (38,463)      (142,869)        465,717         (2,610)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          166,180       2,053,842      3,450,787      16,800,916        503,567
    Cost of investments sold                     156,876       1,780,801      2,816,784      16,442,584        486,145
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      9,304         273,041        634,003         358,332         17,422
Distributions from capital gains                      --              --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     30,981        (532,389)    (1,005,333)     (1,855,272)      (169,483)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    40,285        (259,348)      (371,330)     (1,496,940)      (152,061)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  38,249      $ (297,811)    $ (514,199)   $ (1,031,223)     $(154,671)
------------------------------------------------------------------------------------------------------------------------


                                                               FTVIPT
                                                FTVIPT       TEMP GLOBAL       FTVIPT         GS VIT          GS VIT
                                            TEMP FOR SEC,       BOND,      TEMP GRO SEC,   MID CAP VAL,   STRATEGIC GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2           CL 2            CL 2           INST            INST
 INVESTMENT INCOME
Dividend income                               $  220,212     $ 2,491,988      $  46,396      $  315,128       $  1,458
Variable account expenses                        171,675         723,294         53,086         708,954          5,248
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   48,537       1,768,694         (6,690)       (393,826)        (3,790)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        4,401,902      12,310,878        488,865      10,737,187         82,755
    Cost of investments sold                   4,128,051      10,356,536        602,138      10,763,026         70,694
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    273,851       1,954,342       (113,273)        (25,839)        12,061
Distributions from capital gains                      --         289,798             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                 (1,628,357)     (4,756,783)      (172,200)     (2,679,313)       (19,791)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,354,506)     (2,512,643)      (285,473)     (2,705,152)        (7,730)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,305,969)    $  (743,949)     $(292,163)    $(3,098,978)      $(11,520)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF OPERATIONS



                                                 GS VIT
                                                STRATEGIC        GS VIT        INVESCO VANK      INVESCO        INVESCO
                                                INTL EQ,    STRUCTD U.S. EQ,    VI VAL OPP,   VI CAP APPR,   VI CAP APPR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              INST            INST            SER II          SER I         SER II
 INVESTMENT INCOME
Dividend income                                  $  4,581        $ 47,887       $   124,148     $    7,290      $     --
Variable account expenses                           2,533          43,664           324,350         69,800        19,868
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     2,048           4,223          (200,202)       (62,510)      (19,868)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            81,276         808,142         5,639,564      1,435,068       229,933
    Cost of investments sold                       94,229         846,442         7,028,732      1,486,684       228,840
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (12,953)        (38,300)       (1,389,168)       (51,616)        1,093
Distributions from capital gains                       --              --                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (12,929)        116,212           653,383       (308,810)      (94,423)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (25,882)         77,912          (735,785)      (360,426)      (93,330)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(23,834)       $ 82,135       $  (935,987)    $ (422,936)    $(113,198)
-------------------------------------------------------------------------------------------------------------------------


                                               INVESCO VI      INVESCO VI       INVESCO VI     INVESCO VI     INVESCO VI
                                                CAP DEV,        CAP DEV,         CORE EQ,       CORE EQ,     GLOBAL HLTH,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SER I          SER II            SER I         SER II         SER II
 INVESTMENT INCOME
Dividend income                                  $     --       $      --        $  123,032       $  1,353      $     --
Variable account expenses                           7,861          21,600           186,465          2,870         3,210
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (7,861)        (21,600)          (63,433)        (1,517)       (3,210)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            69,994         604,527         3,412,277         85,429       115,794
    Cost of investments sold                       60,444         576,733         3,109,782         77,948       106,336
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       9,550          27,794           302,495          7,481         9,458
Distributions from capital gains                       --              --                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (41,416)       (128,117)         (371,061)        (9,817)        3,105
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (31,866)       (100,323)          (68,566)        (2,336)       12,563
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(39,727)      $(121,923)       $ (131,999)      $ (3,853)     $  9,353
-------------------------------------------------------------------------------------------------------------------------


                                                                                INVESCO VI       INVESCO        INVESCO
                                               INVESCO VI      INVESCO VI         MID CAP        VANK VI        VANK VI
                                                INTL GRO,       INTL GRO,        CORE EQ,       COMSTOCK,     GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SER I          SER II           SER II         SER II         SER II
 INVESTMENT INCOME
Dividend income                                 $  18,049      $   57,226         $   3,208    $ 1,640,217    $   20,013
Variable account expenses                          16,200          81,474            66,564      1,979,681        29,135
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,849         (24,248)          (63,356)      (339,464)       (9,122)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           164,541       1,371,764           965,141     29,145,148     1,205,764
    Cost of investments sold                      125,568       1,230,918           936,189     30,207,244     1,115,772
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      38,973         140,846            28,952     (1,062,096)       89,992
Distributions from capital gains                       --              --                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    (129,536)       (496,383)         (247,877)    (2,371,623)     (121,103)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (90,563)       (355,537)         (218,925)    (3,433,719)      (31,111)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (88,714)     $ (379,785)        $(282,281)   $(3,773,183)   $  (40,233)
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                JANUS        JANUS ASPEN      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                              ASPEN BAL,     ENTERPRISE,      GLOBAL TECH,         JANUS,        OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             INST           SERV              SERV              SERV            SERV
 INVESTMENT INCOME
Dividend income                                $ 64,882       $      --         $     --         $   34,310     $     9,748
Variable account expenses                        38,852          12,920            3,856            130,790          41,021
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  26,030         (12,920)          (3,856)           (96,480)        (31,273)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         609,514         286,931           89,317          2,234,589         935,915
    Cost of investments sold                    545,612         253,484           77,073          2,128,617         705,985
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    63,902          33,447           12,244            105,972         229,930
Distributions from capital gains                142,915              --               --                 --          25,641
Net change in unrealized appreciation or
  depreciation of investments                  (223,610)        (42,406)         (32,119)          (549,259)     (1,206,834)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (16,793)         (8,959)         (19,875)          (443,287)       (951,263)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  9,237       $ (21,879)        $(23,731)        $ (539,767)    $  (982,536)
---------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN       JPM INS           LAZARD        LAZARD RETIRE     LM CB VAR
                                                WORLD,     TRUST U.S. EQ,   RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             INST           CL 1              SERV              SERV            CL I
 INVESTMENT INCOME
Dividend income                                $  5,190        $  5,934         $  1,995            $ 1,813        $     --
Variable account expenses                        12,884           7,251            1,503              2,924           3,993
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (7,694)         (1,317)             492             (1,111)         (3,993)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         129,330          43,527           20,716             31,630         203,570
    Cost of investments sold                    154,277          29,683           20,238             32,565         198,929
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (24,947)         13,844              478               (935)          4,641
Distributions from capital gains                     --              --               --                 --           3,825
Net change in unrealized appreciation or
  depreciation of investments                  (107,143)        (28,671)          (8,525)             4,013         (11,661)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (132,090)        (14,827)          (8,047)             3,078          (3,195)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(139,784)       $(16,144)        $ (7,555)           $ 1,967        $ (7,188)
---------------------------------------------------------------------------------------------------------------------------


                                              LVIP BARON         MFS              MFS               MFS             MFS
                                               GRO OPP,    INV GRO STOCK,      INV TRUST,        INV TRUST,       NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SERV CL         SERV CL          INIT CL           SERV CL         INIT CL
 INVESTMENT INCOME
Dividend income                                $     --       $   4,879        $  20,505           $  3,360       $      --
Variable account expenses                        12,492          24,785           32,382              5,810          20,638
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (12,492)        (19,906)         (11,877)            (2,450)        (20,638)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         119,965         551,103          576,191             22,144         311,221
    Cost of investments sold                     86,222         471,849          498,888             18,257         246,140
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    33,743          79,254           77,303              3,887          65,081
Distributions from capital gains                     --              --               --                 --         162,482
Net change in unrealized appreciation or
  depreciation of investments                     2,392         (72,458)        (132,054)           (16,603)       (351,542)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   36,135           6,796          (54,751)           (12,716)       (123,979)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 23,643       $ (13,110)       $ (66,628)          $(15,166)      $(144,617)
---------------------------------------------------------------------------------------------------------------------------







See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF OPERATIONS



                                                MFS             MFS              MFS              MFS               MFS
                                             NEW DIS,        RESEARCH,      TOTAL RETURN,    TOTAL RETURN,      UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SERV CL         INIT CL          INIT CL          SERV CL           INIT CL
 INVESTMENT INCOME
Dividend income                              $      --        $  10,572        $  5,416       $  782,751        $  203,288
Variable account expenses                       39,309           20,073           2,673          456,980            93,699
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (39,309)          (9,501)          2,743          325,771           109,589
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,511,028          308,403          38,507       11,256,440         1,468,041
    Cost of investments sold                 1,131,281          258,102          37,777       11,286,587         1,246,719
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  379,747           50,301             730          (30,147)          221,322
Distributions from capital gains               334,517               --              --               --                --
Net change in unrealized appreciation or
  depreciation of investments                 (914,192)         (55,188)         (2,771)         (95,154)           29,663
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (199,928)          (4,887)         (2,041)        (125,301)          250,985
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (239,237)      $  (14,388)        $   702       $  200,470        $  360,574
-----------------------------------------------------------------------------------------------------------------------------


                                                MFS           MS UIF            MS UIF          MS UIF            MS UIF
                                            UTILITIES,   GLOBAL REAL EST,    MID CAP GRO,   U.S. REAL EST,    U.S. REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SERV CL          CL II            CL II            CL I              CL II
 INVESTMENT INCOME
Dividend income                             $  100,559        $  39,410         $   427        $   7,586         $  17,009
Variable account expenses                       52,832           20,507           3,049           13,787            52,675
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 47,727           18,903          (2,622)          (6,201)          (35,666)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,312,022          507,554          45,648          474,046           890,187
    Cost of investments sold                 1,124,744          508,697          39,083          485,296           923,672
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  187,278           (1,143)          6,565          (11,250)          (33,485)
Distributions from capital gains                    --               --              72               --                --
Net change in unrealized appreciation or
  depreciation of investments                  (37,865)        (154,685)        (16,013)          73,677           210,816
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 149,413         (155,828)         (9,376)          62,427           177,331
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  197,140        $(136,925)       $(11,998)       $  56,226          $141,665
-----------------------------------------------------------------------------------------------------------------------------


                                               OPPEN           OPPEN            OPPEN            OPPEN             OPPEN
                                             CAP APPR      CAP APPR VA,       GLOBAL SEC    GLOBAL SEC VA,   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2011 (CONTINUED)            VA             SERV               VA             SERV             INC VA
 INVESTMENT INCOME
Dividend income                              $   3,995       $   44,246          $  449       $  103,437            $  621
Variable account expenses                       14,875          629,635             489          127,108               273
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (10,880)        (585,389)            (40)         (23,671)              348
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        241,610       10,065,605           3,026        3,257,165               273
    Cost of investments sold                   245,464        8,865,051           2,752        3,016,840               242
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (3,854)       1,200,554             274          240,325                31
Distributions from capital gains                    --               --              --               --               239
Net change in unrealized appreciation or
  depreciation of investments                  (14,389)      (1,590,384)         (3,278)        (978,868)             (723)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (18,243)        (389,830)         (3,004)        (738,543)             (453)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ (29,123)     $  (975,219)        $(3,044)      $ (762,214)           $ (105)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                     OPPEN                                                     OPPEN
                                               GLOBAL STRATEGIC      OPPEN        OPPEN        OPPEN         MAIN ST SM
                                                    INC VA,         HI INC     HI INC VA,     MAIN ST       MID CAP VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  SRV             VA          SERV          VA              SERV
 INVESTMENT INCOME
Dividend income                                  $  2,353,909      $  19,303   $  132,613      $  604        $   22,931
Variable account expenses                           1,217,709          2,919       18,828       1,015            71,954
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,136,200         16,384      113,785        (411)          (49,023)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            22,464,121         31,080      457,658       3,798         1,974,111
    Cost of investments sold                       20,875,628        105,973      951,553       3,990         1,585,596
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       1,588,493        (74,893)    (493,895)       (192)          388,515
Distributions from capital gains                    1,024,193             --           --          --                --
Net change in unrealized appreciation or
  depreciation of investments                      (4,018,400)        51,371      337,060        (462)         (471,799)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (1,405,714)       (23,522)    (156,835)       (654)          (83,284)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $   (269,514)     $  (7,138)  $  (43,050)    $(1,065)       $ (132,307)
--------------------------------------------------------------------------------------------------------------------------


                                                     PIMCO          PUT VT       PUT VT       PUT VT           PUT VT
                                                VIT ALL ASSET,     DIV INC,     DIV INC,    GLOBAL EQ,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              ADVISOR CL         CL IA        CL IB        CL IA           CL IB
 INVESTMENT INCOME
Dividend income                                    $  465,492      $ 126,755     $ 63,603    $  9,023          $ 46,116
Variable account expenses                             107,058         17,202        8,976       5,753            17,645
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       358,434        109,553       54,627       3,270            28,471
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             1,900,714        275,322       88,836      42,938           413,058
    Cost of investments sold                        1,918,593        325,117      102,107      58,964           370,520
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (17,879)       (49,795)     (13,271)    (16,026)           42,538
Distributions from capital gains                           --             --           --          --                --
Net change in unrealized appreciation or
  depreciation of investments                        (304,571)      (109,112)     (68,306)     (9,793)          (80,520)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (322,450)      (158,907)     (81,577)    (25,819)          (37,982)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $   35,984      $ (49,354)   $ (26,950)   $(22,549)        $  (9,511)
--------------------------------------------------------------------------------------------------------------------------


                                                    PUT VT          PUT VT       PUT VT       PUT VT           PUT VT
                                                  GRO & INC,      GRO & INC,    HI YIELD,    HI YIELD,          INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL IA           CL IB        CL IA        CL IB           CL IB
 INVESTMENT INCOME
Dividend income                                     $  40,799      $  47,818     $ 45,347    $ 27,143           $ 5,657
Variable account expenses                              38,002         46,835        7,898       4,735               867
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         2,797            983       37,449      22,408             4,790
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               340,684      1,139,790       80,415      86,852             4,140
    Cost of investments sold                          474,593      1,498,064      100,898     101,995             4,294
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (133,909)      (358,274)     (20,483)    (15,143)             (154)
Distributions from capital gains                           --             --           --          --                --
Net change in unrealized appreciation or
  depreciation of investments                         (20,846)       163,154      (14,620)     (4,882)           (2,301)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (154,755)      (195,120)     (35,103)    (20,025)           (2,455)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $(151,958)    $ (194,137)    $  2,346    $  2,383           $ 2,335
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF OPERATIONS



                                                   PUT VT        PUT VT        PUT VT         PUT VT           PUT VT
                                                  INTL EQ,     INTL GRO,     INTL VAL,    MULTI-CAP GRO,   MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL IB         CL IB         CL IB           CL IA            CL IB
 INVESTMENT INCOME
Dividend income                                  $  394,005    $  17,209          $ 122       $   6,724       $  11,035
Variable account expenses                           154,394        8,346             68          24,149          56,134
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     239,611        8,863             54         (17,425)        (45,099)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           3,914,411      316,824             74         127,057       1,014,924
    Cost of investments sold                      4,821,174      251,706            105         128,613         893,905
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (906,763)      65,118            (31)         (1,556)        121,019
Distributions from capital gains                         --           --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    (1,281,430)    (187,611)          (766)        (85,553)       (312,408)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (2,188,193)    (122,493)          (797)        (87,109)       (191,389)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(1,948,582)   $(113,630)         $(743)      $(104,534)      $(236,488)
-------------------------------------------------------------------------------------------------------------------------


                                                   PUT VT        PUT VT        PUT VT         PUT VT            ROYCE
                                                 RESEARCH,    SM CAP VAL,     VOYAGER,       VOYAGER,        MICRO-CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL IB         CL IB         CL IA           CL IB          INVEST CL
 INVESTMENT INCOME
Dividend income                                     $ 1,200    $   4,402        $   858        $     --       $  38,406
Variable account expenses                             1,799       14,323          4,186          13,723          26,676
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (599)      (9,921)        (3,328)        (13,723)         11,730
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              15,874      241,820         29,163         189,796         367,956
    Cost of investments sold                         13,096      274,008         32,811         236,485         289,105
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         2,778      (32,188)        (3,648)        (46,689)         78,851
Distributions from capital gains                         --           --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,450)     (10,359)       (52,209)       (132,223)       (308,818)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (3,672)     (42,547)       (55,857)       (178,912)       (229,967)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $(4,271)   $ (52,468)      $(59,185)      $(192,635)      $(218,237)
-------------------------------------------------------------------------------------------------------------------------


                                                   ROYCE         THIRD           VP             VP               VP
                                                  SM-CAP,         AVE          AGGR,           AGGR,          CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             INVEST CL        VAL           CL 2           CL 4             CL 2
 INVESTMENT INCOME
Dividend income                                  $    4,117     $ 17,721     $       --     $        --      $       --
Variable account expenses                            19,435       16,140        490,153       6,004,112         528,931
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (15,318)       1,581       (490,153)     (6,004,112)       (528,931)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             316,565      247,161      8,222,547      75,026,384      21,472,818
    Cost of investments sold                        224,036      321,558      7,603,046      65,370,701      20,853,362
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        92,529      (74,397)       619,501       9,655,683         619,456
Distributions from capital gains                         --           --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      (119,118)    (174,584)    (1,745,427)    (19,321,929)        554,572
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (26,589)    (248,981)    (1,125,926)     (9,666,246)      1,174,028
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (41,907)   $(247,400)   $(1,616,079)   $(15,670,358)     $  645,097
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                    VP             VP DAVIS            VP GS              VP              VP
                                                 CONSERV,        NY VENTURE,       MID CAP VAL,          MOD,            MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 4              CL 3              CL 3              CL 2            CL 4
 INVESTMENT INCOME
Dividend income                                   $        --      $       --         $     --        $        --    $         --
Variable account expenses                           4,519,755         108,848              794          4,403,506      35,856,062
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (4,519,755)       (108,848)            (794)        (4,403,506)    (35,856,062)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            88,442,363       1,966,572           57,438         28,439,886     329,476,065
    Cost of investments sold                       82,977,798       1,780,949           45,353         26,427,842     296,256,896
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       5,464,565         185,623           12,085          2,012,044      33,219,169
Distributions from capital gains                           --              --               --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                       3,615,214        (393,657)         (12,468)        (1,770,363)    (22,659,643)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      9,079,779        (208,034)            (383)           241,681      10,559,526
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 4,560,024      $ (316,882)        $ (1,177)      $ (4,161,825)  $ (25,296,536)
---------------------------------------------------------------------------------------------------------------------------------


                                                  VP MOD            VP MOD            VP MOD            VP MOD         VP PTNRS
                                                   AGGR,            AGGR,            CONSERV,          CONSERV,      SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2              CL 4              CL 2              CL 4            CL 3
 INVESTMENT INCOME
Dividend income                                   $        --    $         --       $       --        $        --     $        --
Variable account expenses                           2,785,606      19,327,250        1,092,525          6,076,105         801,029
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (2,785,606)    (19,327,250)      (1,092,525)        (6,076,105)       (801,029)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            23,488,821     236,757,254        9,885,025         82,342,821      12,597,809
    Cost of investments sold                       21,617,317     210,570,095        9,344,371         75,387,515      11,366,653
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       1,871,504      26,187,159          540,654          6,955,306       1,231,156
Distributions from capital gains                           --              --               --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                      (5,074,878)    (40,449,443)         740,483          1,086,821      (3,143,025)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (3,203,374)    (14,262,284)       1,281,137          8,042,127      (1,911,869)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (5,988,980)  $ (33,589,534)      $  188,612        $ 1,966,022    $ (2,712,898)
---------------------------------------------------------------------------------------------------------------------------------


                                                                                     WF ADV VT         WF ADV VT      WF ADV VT
                                                  WANGER            WANGER      INDEX ASSET ALLOC,     INTL EQ,        INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               INTL              USA               CL 2              CL 1            CL 2
 INVESTMENT INCOME
Dividend income                               $     1,335,873      $       --       $  274,910          $   5,648      $   16,319
Variable account expenses                             471,185         486,773          130,703             11,077         234,870
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       864,688        (486,773)         144,207             (5,429)       (218,551)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             7,066,861       8,516,443        2,524,204            495,429       5,378,636
    Cost of investments sold                        7,994,969       7,811,721        2,622,278            585,183       5,555,355
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (928,108)        704,722          (98,074)           (89,754)       (176,719)
Distributions from capital gains                      682,862       2,606,710               --             39,746         689,186
Net change in unrealized appreciation or
  depreciation of investments                      (5,029,432)     (3,832,681)         416,656            (58,325)     (2,434,755)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (5,274,678)       (521,249)         318,582           (108,333)     (1,922,288)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $     (4,409,990)    $(1,008,022)      $  462,789          $(113,762)    $(2,140,839)
---------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF OPERATIONS



                                                WF ADV VT      WF ADV VT      WF ADV VT     WF ADV VT         WF ADV VT
                                             INTRINSIC VAL,    OMEGA GRO,    OMEGA GRO,        OPP,             OPP,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)            CL 2            CL 1          CL 2         CL 1(1)           CL 2(1)
 INVESTMENT INCOME
Dividend income                                $    60,056      $      --    $        --     $      --          $     --
Variable account expenses                          175,942         17,316        739,175         2,905            45,312
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (115,886)       (17,316)      (739,175)       (2,905)          (45,312)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          2,890,428        771,356     13,467,919       124,580           928,047
    Cost of investments sold                     2,850,705        463,187      9,779,516       118,356           896,105
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       39,723        308,169      3,688,403         6,224            31,942
Distributions from capital gains                        --         10,088        409,786            --                --
Net change in unrealized appreciation or
  depreciation of investments                     (251,287)      (337,190)    (6,184,519)       31,365           467,747
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (211,564)       (18,933)    (2,086,330)       37,589           499,689
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (327,450)     $ (36,249)  $ (2,825,505)    $  34,684          $454,377
---------------------------------------------------------------------------------------------------------------------------

(1) For the period Aug. 26, 2011 (commencement of operations) to Dec. 31, 2011.


                                                               WF ADV VT      WF ADV VT     WF ADV VT         WF ADV VT
                                                              SM CAP GRO,    SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                              CL 2          CL 1           CL 2             CL 2
 INVESTMENT INCOME
Dividend income                                                $       --     $   27,208    $   48,294       $ 1,232,586
Variable account expenses                                         150,905         39,767       102,767           710,678
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (150,905)       (12,559)      (54,473)          521,908
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                         3,258,421      1,199,125     2,503,334        15,266,480
    Cost of investments sold                                    2,822,634      1,007,355     2,089,925        14,988,191
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                     435,787        191,770       413,409           278,289
Distributions from capital gains                                       --             --            --         1,841,796
Net change in unrealized appreciation or
  depreciation of investments                                    (874,577)      (442,633)     (997,733)          312,130
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (438,790)      (250,863)     (584,324)        2,432,215
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $ (589,695)    $ (263,422)   $ (638,797)      $ 2,954,123
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                   AB VPS         AB VPS
                                                 BAL WEALTH       GLOBAL         AB VPS        AB VPS        AB VPS
                                                  STRATEGY,   THEMATIC GRO,    GRO & INC,   INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2011                            CL B           CL B           CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                  $   12,500     $  (31,798)   $   (22,233)   $   48,739   $  1,128,005
Net realized gain (loss) on sales of
  investments                                        41,454         51,880       (427,620)       51,225     (1,320,455)
Distributions from capital gains                         --             --             --         6,079             --
Net change in unrealized appreciation or
  depreciation of investments                      (108,095)      (764,525)       966,129       (25,765)   (10,469,464)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (54,141)      (744,443)       516,276        80,278    (10,661,914)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,175          4,010         24,946         1,246         79,888
Net transfers(1)                                    291,936         57,064       (297,666)      (44,897)     5,983,020
Adjustments to net assets allocated to
  contracts in payment period                            --             --           (181)           --         (3,692)
Contract terminations:
    Surrender benefits and contract charges        (393,942)      (545,817)    (2,171,175)     (661,441)    (7,986,222)
    Death benefits                                   (9,837)       (21,967)      (162,922)         (840)      (469,052)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (107,668)      (506,710)    (2,606,998)     (705,932)    (2,396,058)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,209,418      3,449,232     11,431,581     2,179,133     56,086,891
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,047,609     $2,198,079    $ 9,340,859    $1,553,479   $ 43,028,919
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,099,937      5,267,795     10,833,734     1,423,710     47,827,644
Contract purchase payments                            3,787          7,924         25,475           787         76,588
Net transfers(1)                                    262,420         48,505       (273,852)      (27,730)     6,010,387
Contract terminations:
    Surrender benefits and contract charges        (361,611)      (980,999)    (2,007,027)     (424,660)    (7,214,095)
    Death benefits                                   (8,983)       (47,186)      (155,958)         (525)      (432,264)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    995,550      4,296,039      8,422,372       971,582     46,268,260
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF CHANGES IN NET ASSETS





                                                      AB VPS        AC VP          AC VP         AC VP        AC VP
                                                   LG CAP GRO,   INC & GRO,   INFLATION PROT,    INTL,    MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL B         CL I           CL II         CL II        CL II
 OPERATIONS
Investment income (loss) -- net                    $   (60,851)   $    647      $  1,940,923    $   (14)    $   (319)
Net realized gain (loss) on sales of investments       147,234      (6,850)        2,495,325        198        1,472
Distributions from capital gains                            --          --         1,050,701         --        3,566
Net change in unrealized appreciation or
  depreciation of investments                         (256,546)     14,116         2,315,169     (1,883)     (11,874)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (170,163)      7,913         7,802,118     (1,699)      (7,155)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              21,296          24           137,183         --           --
Net transfers(1)                                       (36,956)     (4,045)       (7,921,030)        26       76,327
Adjustments to net assets allocated to contracts
  in payment period                                         --          --                --         --           --
Contract terminations:
    Surrender benefits and contract charges         (1,069,541)    (43,223)      (14,262,733)    (2,858)        (574)
    Death benefits                                    (114,589)     (1,475)         (832,551)        --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,199,790)    (48,719)      (22,879,131)    (2,832)      75,753
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,447,550     473,614        83,877,150     16,504       66,796
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 4,077,597    $432,808      $ 68,800,137    $11,973     $135,394
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               7,887,018     364,449        68,415,890     10,456       65,214
Contract purchase payments                              35,174          18           106,753         --           --
Net transfers(1)                                       (62,305)     (3,114)       (5,687,148)        33       72,709
Contract terminations:
    Surrender benefits and contract charges         (1,456,742)    (32,604)      (11,151,705)    (1,903)        (347)
    Death benefits                                    (175,494)     (1,201)         (647,888)        --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,227,651     327,548        51,035,902      8,586      137,576
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                         AC VP        AC VP      AC VP       COL VP        COL VP
                                                         ULTRA,       VAL,       VAL,     ASSET ALLOC,      BAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL II        CL I       CL II        CL 1          CL 3
 OPERATIONS
Investment income (loss) -- net                       $  (537,026)  $  3,474   $  1,947     $    876     $  (54,184)
Net realized gain (loss) on sales of investments           82,510    (10,191)    18,879        3,726        (24,987)
Distributions from capital gains                               --         --         --           --             --
Net change in unrealized appreciation or
  depreciation of investments                             395,832      4,055    (14,495)      (4,130)       118,353
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (58,684)    (2,662)     6,331          472         39,182
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 75,070         24        375          120          5,856
Net transfers(1)                                       (2,509,368)    (5,259)    72,509          109         50,623
Adjustments to net assets allocated to contracts in
  payment period                                               --         --         --           --           (710)
Contract terminations:
    Surrender benefits and contract charges            (4,741,706)   (53,401)   (82,988)     (49,357)      (330,697)
    Death benefits                                       (285,243)    (6,932)    (7,466)          --       (168,546)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (7,461,247)   (65,568)   (17,570)     (49,128)      (443,474)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        35,139,290    604,269    580,767      113,738      3,945,643
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $27,619,359   $536,039   $569,528     $ 65,082     $3,541,351
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 33,812,020    317,598    500,752       71,530      2,887,831
Contract purchase payments                                 71,159         13        170           75          4,375
Net transfers(1)                                       (2,371,655)    (2,847)    72,323           37         81,134
Contract terminations:
    Surrender benefits and contract charges            (4,458,124)   (28,339)   (70,474)     (29,783)      (248,947)
    Death benefits                                       (269,533)    (3,576)    (6,552)          --       (152,779)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       26,783,867    282,849    496,219       41,859      2,571,614
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF CHANGES IN NET ASSETS





                                                   COL VP         COL VP         COL VP         COL VP          COL VP
                                                 CASH MGMT,      DIV BOND,     DIV EQ INC,      DYN EQ,     EMER MKTS OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3           CL 3           CL 3           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (720,207)  $  1,176,911   $ (1,388,304)  $   (800,072)    $  (171,560)
Net realized gain (loss) on sales of
  investments                                          4,548        626,059        796,395        (23,386)      1,176,387
Distributions from capital gains                          --             --             --             --         488,483
Net change in unrealized appreciation or
  depreciation of investments                         (4,547)       111,309     (4,396,148)     2,814,528      (9,300,673)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (720,206)     1,914,279     (4,988,057)     1,991,070      (7,807,363)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           111,647        128,274        144,135        175,190          54,122
Net transfers(1)                                   9,884,430     (2,262,577)    (2,691,332)    (3,920,161)      3,383,375
Adjustments to net assets allocated to
  contracts in payment period                        (10,578)          (927)        (1,982)          (391)             --
Contract terminations:
    Surrender benefits and contract charges      (18,580,402)    (8,249,547)   (14,335,752)    (9,602,605)     (4,996,129)
    Death benefits                                (1,038,390)      (590,326)      (686,389)      (695,599)       (398,554)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (9,633,293)   (10,975,103)   (17,571,320)   (14,043,566)     (1,957,186)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   53,738,580     43,872,577     97,340,264     55,689,534      38,196,808
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 43,385,081   $ 34,811,753   $ 74,780,887   $ 43,637,038     $28,432,259
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            49,855,169     32,874,623     62,868,063     64,134,757      15,150,953
Contract purchase payments                           103,070         94,223         88,674        178,835          21,997
Net transfers(1)                                   9,324,854     (1,705,520)    (1,494,409)    (4,398,106)      1,650,029
Contract terminations:
    Surrender benefits and contract charges      (17,366,049)    (6,115,316)    (9,338,822)   (10,645,940)     (2,157,521)
    Death benefits                                  (981,596)      (439,773)      (455,151)      (802,459)       (204,723)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  40,935,448     24,708,237     51,668,355     48,467,087      14,460,735
--------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                      COL VP
                                                 GLOBAL INFLATION    COL VP       COL VP         COL VP          COL VP
                                                     PROT SEC,       HI INC,     HI INC,     HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 3           CL 1         CL 2           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                     $   816,494     $ 20,782   $   869,142     $ 1,342,754    $   540,353
Net realized gain (loss) on sales of
  investments                                           (63,003)      (1,686)     (111,615)        404,573        112,828
Distributions from capital gains                        179,414           --            --              --        198,584
Net change in unrealized appreciation or
  depreciation of investments                           115,979       (1,747)      (33,807)       (842,475)      (523,833)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,048,884       17,349       723,720         904,852        327,932
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               48,940          280        55,037          57,420         37,999
Net transfers(1)                                       (738,214)      (6,083)     (889,453)       (594,283)      (919,029)
Adjustments to net assets allocated to
  contracts in payment period                            (2,118)          --            --              --             --
Contract terminations:
    Surrender benefits and contract charges          (2,561,430)     (31,613)   (2,669,232)     (3,965,363)    (1,131,056)
    Death benefits                                     (251,253)          --      (230,947)       (207,082)      (109,899)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (3,504,075)     (37,416)   (3,734,595)     (4,709,308)    (2,121,985)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      13,994,600      351,978    16,968,214      23,996,657      8,201,282
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $11,539,409     $331,911   $13,957,339     $20,192,201    $ 6,407,229
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               12,120,400      280,103    13,824,061      15,319,747      5,625,280
Contract purchase payments                               38,195          216        43,514          35,025         23,254
Net transfers(1)                                       (597,126)      (4,931)     (713,982)       (367,177)      (620,562)
Contract terminations:
    Surrender benefits and contract charges          (2,123,410)     (24,424)   (2,117,277)     (2,477,961)      (749,297)
    Death benefits                                     (209,253)          --      (183,110)       (128,907)       (72,477)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      9,228,806      250,964    10,853,206      12,380,727      4,206,198
-------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                             COL VP
                                                      COL VP       COL VP        COL VP        COL VP       MARSICO
                                                    INTL OPP,   LG CAP GRO,   LG CAP GRO,   MARSICO GRO,   INTL OPP,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)                 CL 3       CL 1(2)         CL 3          CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                     $    (641)    $ (2,302)    $  (22,641)   $  (106,826)   $ (2,301)
Net realized gain (loss) on sales of investments      (19,959)      (6,992)         6,137        223,356       1,621
Distributions from capital gains                           --           --             --             --          --
Net change in unrealized appreciation or
  depreciation of investments                        (106,701)     (32,678)       (37,576)      (407,765)    (56,709)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (127,301)     (41,972)       (54,080)      (291,235)    (57,389)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,071           --             56         31,311       1,050
Net transfers(1)                                      (52,634)     329,610        (81,413)      (857,427)     14,418
Adjustments to net assets allocated to contracts
  in payment period                                      (390)          --             --             --          --
Contract terminations:
    Surrender benefits and contract charges           (57,744)     (29,772)      (211,120)      (745,772)     (8,820)
    Death benefits                                     (6,730)          --        (23,838)       (74,211)     (3,991)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (116,427)     299,838       (316,315)    (1,646,099)      2,657
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       953,919           --      1,514,927      8,719,238     322,040
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 710,191     $257,866     $1,144,532    $ 6,781,904    $267,308
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                620,048           --      1,717,011      8,764,143     366,846
Contract purchase payments                                612           --             70         32,729          --
Net transfers(1)                                      (65,192)     325,632        (81,137)      (842,184)     16,031
Contract terminations:
    Surrender benefits and contract charges           (37,509)     (33,486)      (228,103)      (753,147)     (9,928)
    Death benefits                                     (4,578)          --        (25,989)       (74,509)     (4,428)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      513,381      292,146      1,381,852      7,127,032     368,521
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.




See accompanying notes to financial statements.



 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                        COL VP       COL VP                     COL VP      COL VP
                                                        MID CAP      MID CAP       COL VP     SELECT LG    SELECT SM
                                                       GRO OPP,     VAL OPP,      S&P 500,     CAP VAL,    CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 3         CL 3          CL 3         CL 3        CL 3
 OPERATIONS
Investment income (loss) -- net                       $  (72,498)  $  (20,048)  $  (154,012)   $ (1,333)  $  (24,258)
Net realized gain (loss) on sales of investments         259,962          407       534,579        (469)      (6,247)
Distributions from capital gains                              --           --            --          --           --
Net change in unrealized appreciation or
  depreciation of investments                           (948,895)     (95,466)     (329,648)       (379)    (131,020)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (761,431)    (115,107)       50,919      (2,181)    (161,525)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 4,730       41,713        15,462          --        1,942
Net transfers(1)                                          42,945       (3,018)     (151,333)       (293)     158,716
Adjustments to net assets allocated to contracts in
  payment period                                            (335)          --          (177)         --           --
Contract terminations:
    Surrender benefits and contract charges             (738,303)     (39,373)   (2,777,204)    (10,340)    (343,660)
    Death benefits                                       (52,986)          --      (273,784)         --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (743,949)        (678)   (3,187,036)    (10,633)    (183,002)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,358,107    1,141,084    12,968,875      87,811    1,801,264
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,852,727   $1,025,299   $ 9,832,758    $ 74,997   $1,456,737
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,296,665    1,275,877    12,373,359      76,017    1,286,401
Contract purchase payments                                 3,428       45,215        18,032          --        1,321
Net transfers(1)                                          57,185       (2,944)     (161,231)       (213)     106,500
Contract terminations:
    Surrender benefits and contract charges             (497,453)     (43,469)   (2,619,494)     (8,682)    (244,096)
    Death benefits                                       (36,650)          --      (271,224)         --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,823,175    1,274,679     9,339,442      67,122    1,150,126
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF CHANGES IN NET ASSETS


                                                    COL VP            COL VP          COL VP       COL VP         CS
                                               SHORT DURATION,   SHORT DURATION,   SM CAP VAL,   SM CO GRO,   COMMODITY
PERIOD ENDED DEC. 31, 2011 (CONTINUED)             CL 1(2)             CL 3            CL 2         CL 1        RETURN
 OPERATIONS
Investment income (loss) -- net                    $ (5,644)       $  (153,359)    $   (43,978)   $ (1,256)   $   7,599
Net realized gain (loss) on sales of
  investments                                           115            166,540          54,628      12,331      (28,571)
Distributions from capital gains                         --                 --         557,174          --           --
Net change in unrealized appreciation or
  depreciation of investments                         6,251            (38,455)       (945,725)    (17,534)     (92,862)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             722            (25,274)       (377,901)     (6,459)    (113,834)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --             19,416          25,181          --          150
Net transfers(1)                                    686,800            727,409        (488,918)     (4,525)     (95,010)
Adjustments to net assets allocated to
  contracts in payment period                            --                 --              --          --           --
Contract terminations:
    Surrender benefits and contract charges         (34,272)        (6,498,404)       (538,647)    (31,071)     (37,186)
    Death benefits                                       --           (537,334)        (54,060)         --      (10,483)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      652,528         (6,288,913)     (1,056,444)    (35,596)    (142,529)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --         29,739,000       6,291,518     117,134      871,132
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $653,250        $23,424,813     $ 4,857,173    $ 75,079    $ 614,769
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --         25,328,306       4,520,477      61,115      898,776
Contract purchase payments                               --             16,145          20,400          --           --
Net transfers(1)                                    692,730            576,842        (319,998)     (2,191)    (107,996)
Contract terminations:
    Surrender benefits and contract charges         (34,477)        (5,527,272)       (390,194)    (16,927)     (40,992)
    Death benefits                                       --           (467,351)        (37,953)         --      (10,676)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    658,253         19,926,670       3,792,732      41,997      739,112
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.




See accompanying notes to financial statements.



 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                        DREY IP        DREY IP      DREY SOC    DREY VIF   DREY VIF
                                                     MIDCAP STOCK,    TECH GRO,     RESP GRO,     APPR,    INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                      SERV           SERV         INIT        SERV       SERV
 OPERATIONS
Investment income (loss) -- net                         $(1,071)     $  (203,307)  $   (3,922)  $   (566)  $    538
Net realized gain (loss) on sales of investments           (684)         972,437        8,674      5,279        656
Distributions from capital gains                             --               --           --         --         --
Net change in unrealized appreciation or
  depreciation of investments                               820       (1,844,780)      (4,064)    37,147    (24,452)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (935)      (1,075,650)         688     41,860    (23,258)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   75           20,444          744         --     20,936
Net transfers(1)                                         (1,841)        (436,442)    (128,798)    (9,384)       (11)
Adjustments to net assets allocated to contracts in
  payment period                                             --               --           --         --         --
Contract terminations:
    Surrender benefits and contract charges              (7,281)      (1,919,881)    (140,032)   (32,822)    (6,438)
    Death benefits                                           --         (121,366)     (17,341)        --         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (9,047)      (2,457,245)    (285,427)   (42,206)    14,487
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          89,069       13,679,104    1,014,920    624,005    128,974
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $79,087      $10,146,209   $  730,181   $623,659   $120,203
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   69,643        9,965,626    1,406,211    521,848    154,819
Contract purchase payments                                   --           15,424        1,031         --     24,974
Net transfers(1)                                         (1,333)        (299,011)    (181,050)    (8,147)        --
Contract terminations:
    Surrender benefits and contract charges              (5,857)      (1,421,804)    (193,491)   (26,169)    (7,748)
    Death benefits                                           --          (91,250)     (22,109)        --         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         62,453        8,168,985    1,010,592    487,532    172,045
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF CHANGES IN NET ASSETS





                                                      DREY VIF       EV VT        FID VIP    FID VIP      FID VIP
                                                     INTL VAL,   FLOATING-RATE     BAL,        BAL,     CONTRAFUND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    SERV          INC         SERV CL   SERV CL 2     SERV CL
 OPERATIONS
Investment income (loss) -- net                       $    458     $  148,402    $    535    $    --    $   (26,833)
Net realized gain (loss) on sales of investments       (10,501)         6,044       1,771        402         18,433
Distributions from capital gains                            --             --         618        164             --
Net change in unrealized appreciation or
  depreciation of investments                          (22,712)      (138,296)    (15,189)    (3,711)      (127,901)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (32,755)        16,150     (12,265)    (3,145)      (136,301)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  75         19,750          --         --          1,189
Net transfers(1)                                         8,070       (302,581)      2,367      3,084         59,605
Adjustments to net assets allocated to contracts in
  payment period                                            --             --          --         --           (166)
Contract terminations:
    Surrender benefits and contract charges            (21,946)      (550,213)    (15,670)    (1,341)    (2,356,304)
    Death benefits                                          --        (67,171)         --         --       (103,849)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (13,801)      (900,215)    (13,303)     1,743     (2,399,525)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        181,647      5,984,534     244,196     58,596      6,871,400
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $135,091     $5,100,469    $218,628    $57,194    $ 4,335,574
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 146,879      5,584,808     187,539     43,172      4,871,775
Contract purchase payments                                  --         16,600          --         --            813
Net transfers(1)                                         8,672       (310,024)      1,814      2,290         37,054
Contract terminations:
    Surrender benefits and contract charges            (18,323)      (509,123)    (12,671)      (984)    (1,631,465)
    Death benefits                                          --        (61,945)         --         --        (81,000)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       137,228      4,720,316     176,682     44,478      3,197,177
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                        FID VIP      FID VIP      FID VIP      FID VIP     FID VIP
                                                      CONTRAFUND,   DYN APPR,   GRO & INC,   GRO & INC,     GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   SERV CL 2    SERV CL 2     SERV CL     SERV CL 2    SERV CL
 OPERATIONS
Investment income (loss) -- net                      $ (1,230,868)  $  (9,600)  $    2,813    $   (524)   $ (1,126)
Net realized gain (loss) on sales of investments       (3,173,516)     18,634      (10,568)     (5,885)        393
Distributions from capital gains                               --          --           --          --         424
Net change in unrealized appreciation or
  depreciation of investments                            (706,213)    (39,109)      16,699       4,188        (644)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (5,110,597)    (30,075)       8,944      (2,221)       (953)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                235,159          75        6,462          --          --
Net transfers(1)                                       (6,543,150)     26,716       56,564          17       2,470
Adjustments to net assets allocated to contracts in
  payment period                                           (4,424)         --           --          --          --
Contract terminations:
    Surrender benefits and contract charges           (25,645,922)   (191,140)    (297,206)    (21,297)     (4,093)
    Death benefits                                     (1,375,751)     (6,431)    (100,474)    (42,476)         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (33,334,088)   (170,780)    (334,654)    (63,756)     (1,623)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       160,672,248     733,524    2,499,584     125,407     120,836
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $122,227,563   $ 532,669   $2,173,874    $ 59,430    $118,260
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                101,843,483     542,986    2,525,090     112,694     140,793
Contract purchase payments                                153,868          --        6,324          --          --
Net transfers(1)                                       (3,975,147)     17,391       57,343          16       2,906
Contract terminations:
    Surrender benefits and contract charges           (16,266,847)   (144,339)    (295,348)    (18,296)     (4,532)
    Death benefits                                       (885,808)     (5,093)     (99,070)    (40,905)         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       80,869,549     410,945    2,194,339      53,509     139,167
------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF CHANGES IN NET ASSETS





                                                       FID VIP      FID VIP       FID VIP       FID VIP       FID VIP
                                                        GRO,        HI INC,       HI INC,     INVEST GR,      MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  SERV CL 2     SERV CL      SERV CL 2     SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                      $  (35,723)  $    87,077   $   45,117   $    468,916   $  (153,438)
Net realized gain (loss) on sales of investments        138,430        (6,407)      (8,445)       662,415     1,144,758
Distributions from capital gains                          9,936            --           --      1,252,053        18,672
Net change in unrealized appreciation or
  depreciation of investments                          (137,789)      (14,327)     (12,526)        31,684    (2,385,870)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (25,146)       66,343       24,146      2,415,068    (1,375,878)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  936           121           --        117,334        57,866
Net transfers(1)                                        (22,541)     (202,817)     (45,224)    (3,040,874)     (551,013)
Adjustments to net assets allocated to contracts in
  payment period                                             --            --           --             --          (143)
Contract terminations:
    Surrender benefits and contract charges            (560,372)     (761,711)     (96,479)    (7,525,341)   (3,483,923)
    Death benefits                                      (26,440)     (148,274)     (57,594)      (445,020)     (167,030)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (608,417)   (1,112,681)    (199,297)   (10,893,901)   (4,144,243)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,114,071     2,706,252    1,027,975     49,309,025    15,321,329
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,480,508   $ 1,659,914   $  852,824   $ 40,830,192   $ 9,801,208
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,740,736     2,048,582      629,338     39,955,318     5,420,782
Contract purchase payments                                  708            88           --         91,773        18,966
Net transfers(1)                                        (25,053)     (149,867)     (27,921)    (2,312,860)     (220,892)
Contract terminations:
    Surrender benefits and contract charges            (488,041)     (564,601)     (57,453)    (5,957,684)   (1,241,088)
    Death benefits                                      (25,917)     (111,736)     (33,773)      (353,165)      (64,060)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,202,433     1,222,466      510,191     31,423,382     3,913,708
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                  FID VIP      FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                  MID CAP,    OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,     INC SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SERV CL 2     SERV CL     SERV CL 2          CL 2             CL 2
 OPERATIONS
Investment income (loss) -- net                 $  (626,079)  $  (1,970)  $   (94,391)     $  292,252       $   896,769
Net realized gain (loss) on sales of
  investments                                     1,719,301      (7,210)     (166,184)       (515,546)           90,650
Distributions from capital gains                     66,804       1,285        38,069              --                --
Net change in unrealized appreciation or
  depreciation of investments                    (6,202,224)   (112,657)   (3,281,233)        (80,903)         (733,974)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (5,042,198)   (120,552)   (3,503,739)       (304,197)          253,445
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           45,558       1,867        39,234           2,643            95,929
Net transfers(1)                                   (450,301)       (712)    1,476,634          97,119          (115,738)
Adjustments to net assets allocated to
  contracts in payment period                            --        (128)           --              --                --
Contract terminations:
    Surrender benefits and contract charges      (8,922,836)    (68,735)   (3,239,303)       (846,977)       (3,433,520)
    Death benefits                                 (501,907)    (13,376)     (236,664)        (46,490)         (460,764)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (9,829,486)    (81,084)   (1,960,099)       (793,705)       (3,914,093)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  49,563,415     727,705    21,355,025       5,146,699        22,914,291
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $34,691,731   $ 526,069   $15,891,187      $4,048,797       $19,253,643
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
                                                -----------   ---------   -----------      ----------       -----------
Units outstanding at beginning of year           22,355,673     707,554    14,628,912       2,987,966        14,057,746
Contract purchase payments                           20,599       1,913        31,933           1,643            55,604
Net transfers(1)                                   (173,732)     (1,302)    1,229,000          50,909           (41,430)
Contract terminations:
    Surrender benefits and contract charges      (4,059,689)    (69,256)   (2,379,934)       (503,790)       (2,026,622)
    Death benefits                                 (230,367)    (14,010)     (178,861)        (27,433)         (263,974)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 17,912,484     624,899    13,331,050       2,509,295        11,781,324
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF CHANGES IN NET ASSETS





                                                                             FTVIPT FRANK                     FTVIPT
                                               FTVIPT FRANK   FTVIPT FRANK      SM MID      FTVIPT MUTUAL    TEMP DEV
                                               RISING DIVD,    SM CAP VAL,     CAP GRO,      SHARES SEC,     MKTS SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2           CL 2           CL 2            CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                  $  (2,036)    $   (38,463)   $  (142,869)   $    465,717   $   (2,610)
Net realized gain (loss) on sales of
  investments                                        9,304         273,041        634,003         358,332       17,422
Distributions from capital gains                        --              --             --              --           --
Net change in unrealized appreciation or
  depreciation of investments                       30,981        (532,389)    (1,005,333)     (1,855,272)    (169,483)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         38,249        (297,811)      (514,199)     (1,031,223)    (154,671)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             100           2,217          8,516          80,649          480
Net transfers(1)                                     1,896        (117,922)      (466,504)     (1,526,977)      (6,008)
Adjustments to net assets allocated to
  contracts in payment period                           --              --             --          (4,425)          --
Contract terminations:
    Surrender benefits and contract charges       (113,253)     (1,562,713)    (2,478,107)    (13,132,988)    (436,526)
    Death benefits                                      --        (107,202)      (254,131)       (902,155)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (111,257)     (1,785,620)    (3,190,226)    (15,485,896)    (442,054)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    865,755       6,953,803     12,648,001      62,321,700    1,228,920
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 792,747     $ 4,870,372    $ 8,943,576    $ 45,804,581   $  632,195
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             726,933       3,828,138     13,911,700      40,353,396      452,084
Contract purchase payments                              --           1,377         10,335          51,052          176
Net transfers(1)                                     2,541         (83,290)      (620,012)       (984,692)      (2,339)
Contract terminations:
    Surrender benefits and contract charges        (93,631)       (872,593)    (2,534,725)     (8,436,230)    (170,393)
    Death benefits                                      --         (52,931)      (284,075)       (601,809)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   635,843       2,820,701     10,483,223      30,381,717      279,528
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                              FTVIPT            FTVIPT            FTVIPT         GS VIT          GS VIT
                                          TEMP FOR SEC,   TEMP GLOBAL BOND,   TEMP GRO SEC,   MID CAP VAL,   STRATEGIC GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2              CL 2              CL 2           INST            INST
 OPERATIONS
Investment income (loss) -- net            $    48,537       $ 1,768,694        $   (6,690)    $  (393,826)     $ (3,790)
Net realized gain (loss) on sales of
  investments                                  273,851         1,954,342          (113,273)        (25,839)       12,061
Distributions from capital gains                    --           289,798                --              --            --
Net change in unrealized appreciation or
  depreciation of investments               (1,628,357)       (4,756,783)         (172,200)     (2,679,313)      (19,791)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (1,305,969)         (743,949)         (292,163)     (3,098,978)      (11,520)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      10,172           191,663            41,440          80,517           214
Net transfers(1)                              (385,593)       (1,677,828)         (147,104)     (1,171,109)       (2,747)
Adjustments to net assets allocated to
  contracts in payment period                       --            (2,862)               --          (1,128)           --
Contract terminations:
    Surrender benefits and contract
          charges                           (3,672,765)       (7,045,336)         (198,301)     (6,793,343)      (67,877)
    Death benefits                             (94,950)         (601,554)           (7,288)       (532,138)       (6,773)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (4,143,136)       (9,135,917)         (311,253)     (8,417,201)      (77,183)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             15,405,924        47,316,690         3,470,793      49,215,389       395,652
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 9,956,819       $37,436,824        $2,867,377     $37,699,210      $306,949
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      10,646,989        25,847,455         3,287,220      25,031,811       466,611
Contract purchase payments                       7,083           101,173            34,978          43,682           237
Net transfers(1)                              (280,807)         (857,152)         (154,245)       (439,791)       (3,122)
Contract terminations:
    Surrender benefits and contract
          charges                           (2,553,901)       (3,795,451)         (197,094)     (3,531,751)      (74,929)
    Death benefits                             (70,371)         (324,112)           (7,205)       (252,885)       (8,040)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             7,748,993        20,971,913         2,963,654      20,851,066       380,757
---------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF CHANGES IN NET ASSETS





                                                 GS VIT
                                               STRATEGIC        GS VIT        INVESCO VANK      INVESCO        INVESCO
                                                INTL EQ,   STRUCTD U.S. EQ,    VI VAL OPP,   VI CAP APPR,   VI CAP APPR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              INST           INST            SER II          SER I         SER II
 OPERATIONS
Investment income (loss) -- net                 $  2,048      $    4,223       $  (200,202)   $   (62,510)   $  (19,868)
Net realized gain (loss) on sales of
  investments                                    (12,953)        (38,300)       (1,389,168)       (51,616)        1,093
Distributions from capital gains                      --              --                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    (12,929)        116,212           653,383       (308,810)      (94,423)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (23,834)         82,135          (935,987)      (422,936)     (113,198)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3           1,564            69,669         20,610           100
Net transfers(1)                                   4,032        (122,946)         (273,710)      (165,356)        3,141
Adjustments to net assets allocated to
  contracts in payment period                         --              --                --         (1,417)           --
Contract terminations:
    Surrender benefits and contract charges      (68,926)       (480,741)       (4,035,559)      (866,496)     (152,283)
    Death benefits                                (3,036)        (87,761)         (215,670)      (201,815)      (14,312)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (67,927)       (689,884)       (4,455,270)    (1,214,474)     (163,354)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  209,838       3,300,431        23,783,566      5,715,659     1,364,694
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $118,077      $2,692,682       $18,392,309    $ 4,078,249    $1,088,142
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           247,281       3,947,503        24,075,956      8,859,072     1,317,284
Contract purchase payments                             3           1,920            77,808         37,425            --
Net transfers(1)                                   5,671        (141,661)         (226,386)      (291,964)        7,048
Contract terminations:
    Surrender benefits and contract charges      (78,125)       (558,472)       (4,164,660)    (1,352,728)     (135,195)
    Death benefits                                (3,351)        (99,895)         (223,848)      (347,825)      (11,760)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 171,479       3,149,395        19,538,870      6,903,980     1,177,377
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                   INVESCO       INVESCO       INVESCO       INVESCO         INVESCO
                                                 VI CAP DEV,   VI CAP DEV,   VI CORE EQ,   VI CORE EQ,   VI GLOBAL HLTH,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SER I         SER II        SER I         SER II          SER II
 OPERATIONS
Investment income (loss) -- net                    $ (7,861)    $  (21,600)  $   (63,433)    $ (1,517)       $ (3,210)
Net realized gain (loss) on sales of
  investments                                         9,550         27,794       302,495        7,481           9,458
Distributions from capital gains                         --             --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                       (41,416)      (128,117)     (371,061)      (9,817)          3,105
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (39,727)      (121,923)     (131,999)      (3,853)          9,353
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,718             --        32,123           --              75
Net transfers(1)                                     (3,410)        68,998      (403,970)     (24,383)        (28,227)
Adjustments to net assets allocated to
  contracts in payment period                            --             --          (106)          --              --
Contract terminations:
    Surrender benefits and contract charges         (49,821)      (502,616)   (2,107,419)     (50,116)        (25,795)
    Death benefits                                   (5,588)            --      (503,429)          --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (57,101)      (433,618)   (2,982,801)     (74,499)        (53,947)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     543,000      1,805,082    14,588,011      240,448         210,002
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $446,172     $1,249,541   $11,473,211     $162,096        $165,408
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              416,165      1,275,243    12,430,629      222,714         224,316
Contract purchase payments                            1,331             --        27,329           --              --
Net transfers(1)                                     (2,206)        48,261      (365,756)     (23,483)        (26,849)
Contract terminations:
    Surrender benefits and contract charges         (32,524)      (359,641)   (1,790,435)     (46,718)        (26,280)
    Death benefits                                   (3,522)            --      (426,634)          --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    379,244        963,863     9,875,133      152,513         171,187
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF CHANGES IN NET ASSETS





                                                                              INVESCO VI      INVESCO       INVESCO
                                                    INVESCO VI   INVESCO VI     MID CAP       VANK VI       VANK VI
                                                     INTL GRO,    INTL GRO,    CORE EQ,      COMSTOCK,     GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   SER I       SER II       SER II        SER II         SER II
 OPERATIONS
Investment income (loss) -- net                     $    1,849   $  (24,248)  $  (63,356)  $   (339,464)  $    (9,122)
Net realized gain (loss) on sales of investments        38,973      140,846       28,952     (1,062,096)       89,992
Distributions from capital gains                            --           --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                         (129,536)    (496,383)    (247,877)    (2,371,623)     (121,103)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (88,714)    (379,785)    (282,281)    (3,773,183)      (40,233)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,719       16,247       18,774        174,780           300
Net transfers(1)                                       (12,598)    (268,439)     (43,827)    (4,178,893)     (186,990)
Adjustments to net assets allocated to contracts
  in payment period                                         --           --           --         (6,552)           --
Contract terminations:
    Surrender benefits and contract charges           (119,836)    (417,751)    (639,224)   (19,904,788)     (981,754)
    Death benefits                                     (12,666)     (68,164)     (55,119)    (1,086,921)       (1,016)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (143,381)    (738,107)    (719,396)   (25,002,374)   (1,169,460)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,230,549    5,427,029    4,391,657    134,606,583     2,933,178
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  998,454   $4,309,137   $3,389,980   $105,831,026   $ 1,723,485
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 674,913    6,060,230    3,293,115    101,088,076     1,903,331
Contract purchase payments                                 973       20,478       14,729        139,173           205
Net transfers(1)                                        (6,765)    (258,769)     (19,765)    (2,895,085)     (118,824)
Contract terminations:
    Surrender benefits and contract charges            (66,272)    (476,057)    (481,743)   (15,056,291)     (621,608)
    Death benefits                                      (7,405)     (76,520)     (42,251)      (839,662)         (633)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       595,444    5,269,362    2,764,085     82,436,211     1,162,471
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                  JANUS     JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               ASPEN BAL,   ENTERPRISE,   GLOBAL TECH,      JANUS,      OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              INST          SERV          SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                $   26,030    $  (12,920)    $  (3,856)   $   (96,480)  $   (31,273)
Net realized gain (loss) on sales of
  investments                                      63,902        33,447        12,244        105,972       229,930
Distributions from capital gains                  142,915            --            --             --        25,641
Net change in unrealized appreciation or
  depreciation of investments                    (223,610)      (42,406)      (32,119)      (549,259)   (1,206,834)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         9,237       (21,879)      (23,731)      (539,767)     (982,536)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            210         3,429           922         34,626         3,604
Net transfers(1)                                   (6,169)      (88,161)       (6,146)      (633,909)     (279,512)
Adjustments to net assets allocated to
  contracts in payment period                          --            --            --             --            --
Contract terminations:
    Surrender benefits and contract charges      (460,569)     (127,378)      (69,300)      (830,070)     (362,267)
    Death benefits                                (81,874)      (56,130)       (6,252)      (133,421)      (56,369)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (548,402)     (268,240)      (80,776)    (1,562,774)     (694,544)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,969,550       995,751       327,836      8,979,007     3,476,804
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $2,430,385    $  705,632     $ 223,329    $ 6,876,466   $ 1,799,724
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,252,637     1,627,728       631,201     10,722,461     2,275,532
Contract purchase payments                             88         5,724         1,759         44,560         2,404
Net transfers(1)                                   (2,617)     (164,047)      (11,408)      (796,464)     (215,256)
Contract terminations:
    Surrender benefits and contract charges      (192,042)     (214,240)     (133,400)    (1,020,091)     (258,042)
    Death benefits                                (35,206)      (82,165)      (13,149)      (181,084)      (38,903)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,022,860     1,173,000       475,003      8,769,382     1,765,735
------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS





                                              JANUS ASPEN       JPM INS           LAZARD        LAZARD RETIRE     LM CB VAR
                                                 WORLD,     TRUST U.S. EQ,   RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              INST           CL 1              SERV              SERV            CL I
 OPERATIONS
Investment income (loss) -- net                $   (7,694)     $ (1,317)         $    492          $ (1,111)       $ (3,993)
Net realized gain (loss) on sales of
  investments                                     (24,947)       13,844               478              (935)          4,641
Distributions from capital gains                       --            --                --                --           3,825
Net change in unrealized appreciation or
  depreciation of investments                    (107,143)      (28,671)           (8,525)            4,013         (11,661)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (139,784)      (16,144)           (7,555)            1,967          (7,188)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            426         1,413                16                72          20,897
Net transfers(1)                                   (8,307)       (8,424)           21,435            (2,826)         73,349
Adjustments to net assets allocated to
  contracts in payment period                          --            --                --                --              --
Contract terminations:
    Surrender benefits and contract charges      (105,087)      (26,990)          (18,625)          (24,885)        (38,276)
    Death benefits                                 (2,542)       (1,366)               --                --          (4,897)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (115,510)      (35,367)            2,826           (27,639)         51,073
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,016,477       511,740           103,854           198,195         183,982
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  761,183      $460,229          $ 99,125          $172,523        $227,867
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            731,846       345,220           103,580           183,834         175,554
Contract purchase payments                            325           929                17                65          19,509
Net transfers(1)                                   (6,782)       (5,578)           22,571            (2,430)         63,303
Contract terminations:
    Surrender benefits and contract charges       (79,070)      (18,590)          (17,834)          (21,701)        (35,193)
    Death benefits                                 (2,025)         (912)               --                --          (4,450)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  644,294       321,069           108,334           159,768         218,723
----------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                      LVIP BARON     MFS INV      MFS INV        MFS          MFS
                                                       GRO OPP,    GRO STOCK,     TRUST,     INV TRUST,    NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    SERV CL      SERV CL      INIT CL      SERV CL      INIT CL
 OPERATIONS
Investment income (loss) -- net                        $(12,492)   $  (19,906)  $  (11,877)   $ (2,450)   $  (20,638)
Net realized gain (loss) on sales of investments         33,743        79,254       77,303       3,887        65,081
Distributions from capital gains                             --            --           --          --       162,482
Net change in unrealized appreciation or
  depreciation of investments                             2,392       (72,458)    (132,054)    (16,603)     (351,542)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             23,643       (13,110)     (66,628)    (15,166)     (144,617)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                2,469            76           --         240         3,869
Net transfers(1)                                         (6,526)     (134,634)     (27,533)        401      (106,940)
Adjustments to net assets allocated to contracts in
  payment period                                             --           (94)          --          --            --
Contract terminations:
    Surrender benefits and contract charges             (74,847)     (298,824)    (456,648)    (16,148)     (157,397)
    Death benefits                                         (505)      (15,484)     (55,036)         --        (7,031)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (79,409)     (448,960)    (539,217)    (15,507)     (267,499)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         828,485     2,147,943    2,568,722     452,714     1,532,272
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $772,719    $1,685,873   $1,962,877    $422,041    $1,120,156
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  447,602     2,592,229    2,535,333     434,380     1,046,531
Contract purchase payments                                1,143            --           --         247         2,585
Net transfers(1)                                         (1,517)     (172,665)     (29,003)        453       (80,286)
Contract terminations:
    Surrender benefits and contract charges             (40,882)     (365,318)    (448,875)    (15,413)     (105,224)
    Death benefits                                         (304)      (16,971)     (52,077)         --        (5,870)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        406,042     2,037,275    2,005,378     419,667       857,736
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS





                                                       MFS           MFS           MFS             MFS            MFS
                                                     NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 SERV CL       INIT CL       INIT CL         SERV CL        INIT CL
 OPERATIONS
Investment income (loss) -- net                    $   (39,309)  $   (9,501)     $  2,743      $    325,771   $   109,589
Net realized gain (loss) on sales of investments       379,747       50,301           730           (30,147)      221,322
Distributions from capital gains                       334,517           --            --                --            --
Net change in unrealized appreciation or
  depreciation of investments                         (914,192)     (55,188)       (2,771)          (95,154)       29,663
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (239,237)     (14,388)          702           200,470       360,574
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 482        6,186            --            68,040        31,159
Net transfers(1)                                       (27,267)      42,290         6,493        (1,051,377)      (45,684)
Adjustments to net assets allocated to contracts
  in payment period                                       (116)          --            --            (4,537)       (1,655)
Contract terminations:
    Surrender benefits and contract charges         (1,229,209)    (221,676)      (16,653)       (8,679,647)     (983,171)
    Death benefits                                     (15,459)     (44,803)           --          (723,668)     (189,032)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,271,569)    (218,003)      (10,160)      (10,391,189)   (1,188,383)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,732,101    1,447,362       214,483        39,855,658     6,872,393
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,221,295   $1,214,971      $205,025      $ 29,664,939   $ 6,044,584
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,658,136    1,538,555       142,072        28,781,207     4,019,410
Contract purchase payments                                 187        6,309            --            48,024        18,253
Net transfers(1)                                       (14,713)      46,882         4,153          (753,304)      (25,465)
Contract terminations:
    Surrender benefits and contract charges           (849,512)    (224,369)      (11,153)       (6,195,235)     (560,575)
    Death benefits                                     (10,755)     (48,653)           --          (532,134)     (100,398)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,783,343    1,318,724       135,072        21,348,558     3,351,225
-------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                    MFS       MS UIF GLOBAL   MS UIF MID   MS UIF U.S.   MS UIF U.S.
                                                 UTILITIES,     REAL EST,      CAP GRO,     REAL EST,     REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV CL         CL II          CL II         CL I         CL II
 OPERATIONS
Investment income (loss) -- net                 $    47,727     $   18,903     $ (2,622)    $   (6,201)   $  (35,666)
Net realized gain (loss) on sales of
  investments                                       187,278         (1,143)       6,565        (11,250)      (33,485)
Distributions from capital gains                         --             --           72             --            --
Net change in unrealized appreciation or
  depreciation of investments                       (37,865)      (154,685)     (16,013)        73,677       210,816
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         197,140       (136,925)     (11,998)        56,226       141,665
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --          5,832           75            141         5,638
Net transfers(1)                                   (262,161)      (144,365)      60,479        (41,373)      (98,577)
Adjustments to net assets allocated to
  contracts in payment period                            --             --           --             --            --
Contract terminations:
    Surrender benefits and contract charges        (733,432)      (121,859)     (42,576)      (377,801)     (537,154)
    Death benefits                                  (74,094)       (16,117)          --         (3,282)      (46,280)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,069,687)      (276,509)      17,978       (422,315)     (676,373)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,876,552      1,415,591      205,894      1,203,444     3,436,578
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,004,005     $1,002,157     $211,874     $  837,355    $2,901,870
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,677,206      1,821,224      171,735        556,002     2,090,542
Contract purchase payments                               --          8,613           --             52         3,268
Net transfers(1)                                    (99,259)      (196,703)      56,604        (16,919)      (46,737)
Contract terminations:
    Surrender benefits and contract charges        (291,680)      (160,966)     (33,647)      (160,020)     (308,378)
    Death benefits                                  (35,178)       (20,799)          --         (1,327)      (26,999)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,251,089      1,451,369      194,692        377,788     1,711,696
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                                              OPPEN
                                                     OPPEN         OPPEN         OPPEN          OPPEN         GLOBAL
                                                   CAP APPR    CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,   STRATEGIC
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  VA           SERV           VA            SERV          INC VA
 OPERATIONS
Investment income (loss) -- net                   $  (10,880)   $  (585,389)    $   (40)     $   (23,671)    $   348
Net realized gain (loss) on sales of investments      (3,854)     1,200,554         274          240,325          31
Distributions from capital gains                          --             --          --               --         239
Net change in unrealized appreciation or
  depreciation of investments                        (14,389)    (1,590,384)     (3,278)        (978,868)       (723)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (29,123)      (975,219)     (3,044)        (762,214)       (105)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               162         85,055          --            3,370          --
Net transfers(1)                                     (10,633)    (1,736,169)         --         (505,371)         --
Adjustments to net assets allocated to contracts
  in payment period                                       --             --          --               --          --
Contract terminations:
    Surrender benefits and contract charges         (183,738)    (7,021,435)     (2,536)      (2,317,535)         --
    Death benefits                                   (31,738)      (350,351)         --          (80,816)         --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (225,947)    (9,022,900)     (2,536)      (2,900,352)         --
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,163,155     43,086,276      36,074       10,598,467      19,176
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  908,085    $33,088,157     $30,494      $ 6,935,901     $19,071
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               784,852     37,556,149      17,222        6,489,876      10,259
Contract purchase payments                               110         78,174          --            2,079          --
Net transfers(1)                                      (7,059)    (1,497,974)         --         (335,842)         --
Contract terminations:
    Surrender benefits and contract charges         (126,636)    (6,098,388)     (1,125)      (1,397,580)         --
    Death benefits                                   (22,660)      (315,614)         --          (50,026)         --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     628,607     29,722,347      16,097        4,708,507      10,259
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                     OPPEN GLOBAL                                      OPPEN MAIN
                                                       STRATEGIC      OPPEN       OPPEN      OPPEN     ST SM MID
                                                        INC VA,      HI INC    HI INC VA,   MAIN ST     CAP VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                      SRV          VA         SERV         VA         SERV
 OPERATIONS
Investment income (loss) -- net                      $  1,136,200   $ 16,384   $  113,785   $  (411)  $   (49,023)
Net realized gain (loss) on sales of investments        1,588,493    (74,893)    (493,895)     (192)      388,515
Distributions from capital gains                        1,024,193         --           --        --            --
Net change in unrealized appreciation or
  depreciation of investments                          (4,018,400)    51,371      337,060      (462)     (471,799)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (269,514)    (7,138)     (43,050)   (1,065)     (132,307)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                155,657        210           --        --         3,876
Net transfers(1)                                       (2,586,713)    (5,088)      11,937      (508)      (63,926)
Adjustments to net assets allocated to contracts in
  payment period                                           (3,009)        --           --        --        (1,750)
Contract terminations:
    Surrender benefits and contract charges           (14,802,966)   (15,583)    (371,134)   (2,276)   (1,572,542)
    Death benefits                                     (1,231,693)    (1,421)     (19,245)       --       (28,231)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (18,468,724)   (21,882)    (378,442)   (2,784)   (1,662,573)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        84,290,686    215,225    1,662,628    74,450     6,186,789
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 65,552,448   $186,205   $1,241,136   $70,601   $ 4,391,909
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 55,814,536    547,956    4,222,439    72,992     3,772,240
Contract purchase payments                                106,284        532           --        --         2,457
Net transfers(1)                                       (1,643,854)   (13,198)      29,545      (486)      (18,525)
Contract terminations:
    Surrender benefits and contract charges            (9,521,053)   (39,350)    (926,408)   (2,303)     (989,494)
    Death benefits                                       (794,885)    (3,694)     (51,438)       --       (17,877)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       43,961,028    492,246    3,274,138    70,203     2,748,801
-----------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS





                                                      PIMCO
                                                     VIT ALL       PUT VT      PUT VT      PUT VT           PUT VT
                                                      ASSET,      DIV INC,    DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                ADVISOR CL      CL IA       CL IB       CL IA           CL IB
 OPERATIONS
Investment income (loss) -- net                    $   358,434   $  109,553   $ 54,627    $  3,270        $   28,471
Net realized gain (loss) on sales of investments       (17,879)     (49,795)   (13,271)    (16,026)           42,538
Distributions from capital gains                            --           --         --          --                --
Net change in unrealized appreciation or
  depreciation of investments                         (304,571)    (109,112)   (68,306)     (9,793)          (80,520)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       35,984      (49,354)   (26,950)    (22,549)           (9,511)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              30,881        1,753         66         288               264
Net transfers(1)                                      (261,849)      (2,788)   (12,939)    (10,972)          (84,678)
Adjustments to net assets allocated to contracts
  in payment period                                         --         (914)        --          --                --
Contract terminations:
    Surrender benefits and contract charges           (772,460)    (180,855)   (59,425)    (26,265)         (246,621)
    Death benefits                                     (89,172)     (17,317)    (7,255)         --           (35,195)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,092,600)    (200,121)   (79,553)    (36,949)         (366,230)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,803,071    1,326,130    677,720     414,216         1,400,905
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,746,455   $1,076,655   $571,217    $354,718        $1,025,164
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,005,051      600,118    396,747     353,546         1,121,405
Contract purchase payments                              26,595          819         39         245               128
Net transfers(1)                                      (224,263)      (1,591)    (7,504)     (8,532)          (66,153)
Contract terminations:
    Surrender benefits and contract charges           (670,934)     (81,843)   (34,692)    (22,835)         (187,535)
    Death benefits                                     (76,612)      (8,084)    (4,393)         --           (27,869)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,059,837      509,419    350,197     322,424           839,976
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                          PUT VT        PUT VT       PUT VT      PUT VT     PUT VT
                                                        GRO & INC,    GRO & INC,   HI YIELD,   HI YIELD,     INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                       CL IA        CL IB        CL IA       CL IB      CL IB
 OPERATIONS
Investment income (loss) -- net                         $    2,797   $       983    $ 37,449    $ 22,408   $ 4,790
Net realized gain (loss) on sales of investments          (133,909)     (358,274)    (20,483)    (15,143)     (154)
Distributions from capital gains                                --            --          --          --        --
Net change in unrealized appreciation or depreciation
  of investments                                           (20,846)      163,154     (14,620)     (4,882)   (2,301)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (151,958)     (194,137)      2,346       2,383     2,335
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   3,752         5,365       1,911          30        --
Net transfers(1)                                           (25,623)      (76,874)        (13)     (3,410)    2,777
Adjustments to net assets allocated to contracts in
  payment period                                              (569)           --        (418)         --        --
Contract terminations:
    Surrender benefits and contract charges               (171,270)     (921,977)    (57,711)    (41,182)   (3,158)
    Death benefits                                        (104,365)      (30,840)    (12,403)     (3,248)       --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (298,075)   (1,024,326)    (68,634)    (47,810)     (381)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          2,897,949     4,203,127     585,293     357,115    64,034
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $2,447,916   $ 2,984,664    $519,005    $311,688   $65,988
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,270,149     3,768,315     245,450     202,504    41,503
Contract purchase payments                                   1,688         4,890         797          17        --
Net transfers(1)                                           (10,870)      (73,309)         (8)     (1,855)    1,772
Contract terminations:
    Surrender benefits and contract charges                (77,235)     (829,792)    (24,158)    (22,656)   (1,978)
    Death benefits                                         (45,156)      (29,034)     (5,248)     (1,869)       --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,138,576     2,841,070     216,833     176,141    41,297
------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT       PUT VT      PUT VT        PUT VT           PUT VT
                                                    INTL EQ,    INTL GRO,   INTL VAL,   MULTI-CAP GRO,   MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL IB        CL IB       CL IB          CL IA            CL IB
 OPERATIONS
Investment income (loss) -- net                   $   239,611   $   8,863     $   54      $  (17,425)      $  (45,099)
Net realized gain (loss) on sales of investments     (906,763)     65,118        (31)         (1,556)         121,019
Distributions from capital gains                           --          --         --              --               --
Net change in unrealized appreciation or
  depreciation of investments                      (1,281,430)   (187,611)      (766)        (85,553)        (312,408)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (1,948,582)   (113,630)      (743)       (104,534)        (236,488)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             18,174         925         --           3,670           17,948
Net transfers(1)                                     (370,016)        254         --         (14,613)        (144,884)
Adjustments to net assets allocated to contracts
  in payment period                                        --          --         --             (35)              (3)
Contract terminations:
    Surrender benefits and contract charges        (2,829,830)   (240,950)        (6)        (78,405)        (566,757)
    Death benefits                                   (192,872)    (56,770)        --          (8,799)        (177,690)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,374,544)   (296,541)        (6)        (98,182)        (871,386)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    13,896,827     831,395      4,970       1,771,614        4,589,979
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 8,573,701   $ 421,224     $4,221      $1,568,898       $3,482,105
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             13,667,262     864,539      4,109         836,066        4,064,828
Contract purchase payments                             18,595       1,118         --           1,748           16,969
Net transfers(1)                                     (462,949)       (403)        --          (6,499)        (129,531)
Contract terminations:
    Surrender benefits and contract charges        (2,699,487)   (256,593)        (5)        (37,594)        (505,939)
    Death benefits                                   (229,294)    (71,240)        --          (4,384)        (153,708)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,294,127     537,421      4,104         789,337        3,292,619
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                       PUT VT       PUT VT      PUT VT      PUT VT        ROYCE
                                                     RESEARCH,   SM CAP VAL,   VOYAGER,    VOYAGER,    MICRO-CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL IB        CL IB        CL IA       CL IB      INVEST CL
 OPERATIONS
Investment income (loss) -- net                       $   (599)   $  (9,921)   $ (3,328)  $  (13,723)  $   11,730
Net realized gain (loss) on sales of investments         2,778      (32,188)     (3,648)     (46,689)      78,851
Distributions from capital gains                            --           --          --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           (6,450)     (10,359)    (52,209)    (132,223)    (308,818)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (4,271)     (52,468)    (59,185)    (192,635)    (218,237)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --        7,173         408           18          676
Net transfers(1)                                         8,114      (93,382)    (11,476)      (8,365)     (47,953)
Adjustments to net assets allocated to contracts in
  payment period                                            --           --         (63)          --           --
Contract terminations:
    Surrender benefits and contract charges            (12,911)     (50,191)    (13,099)    (156,722)    (172,356)
    Death benefits                                          --      (14,045)       (479)      (1,290)     (81,215)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (4,797)    (150,445)    (24,709)    (166,359)    (300,848)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        147,380      968,774     331,717    1,148,232    1,934,888
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $138,312    $ 765,861    $247,823   $  789,238   $1,415,803
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 128,540      834,982     186,470      685,643      592,485
Contract purchase payments                                  --        6,426         253           12          189
Net transfers(1)                                         7,158      (79,854)     (6,591)      (5,919)     (16,148)
Contract terminations:
    Surrender benefits and contract charges            (11,297)     (43,349)     (8,262)     (97,028)     (48,927)
    Death benefits                                          --      (12,580)       (331)        (959)     (25,318)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       124,401      705,625     171,539      581,749      502,281
-----------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS





                                                       ROYCE        THIRD          VP            VP             VP
                                                      SM-CAP,        AVE         AGGR,          AGGR,        CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 INVEST CL       VAL          CL 2          CL 4           CL 2
 OPERATIONS
Investment income (loss) -- net                     $  (15,318)  $    1,581   $  (490,153)  $ (6,004,112)  $   (528,931)
Net realized gain (loss) on sales of investments        92,529      (74,397)      619,501      9,655,683        619,456
Distributions from capital gains                            --           --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         (119,118)    (174,584)   (1,745,427)   (19,321,929)       554,572
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (41,907)    (247,400)   (1,616,079)   (15,670,358)       645,097
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 735          640     1,277,218        616,938        863,778
Net transfers(1)                                         6,664       21,442    (2,885,465)   (24,356,309)    28,302,633
Adjustments to net assets allocated to contracts
  in payment period                                         --           --            --             --             --
Contract terminations:
    Surrender benefits and contract charges           (185,812)    (200,289)   (1,028,748)   (29,874,870)   (11,796,373)
    Death benefits                                     (62,743)      (9,199)     (324,182)    (2,851,073)      (428,070)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (241,156)    (187,406)   (2,961,177)   (56,465,314)    16,941,968
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,435,955    1,199,390    37,189,372    413,682,539     28,874,168
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,152,892   $  764,584   $32,612,116   $341,546,867   $ 46,461,233
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 474,931      502,610    33,238,130    370,445,412     27,722,620
Contract purchase payments                                 235          292     1,127,499        537,798        824,930
Net transfers(1)                                         4,636        7,796    (2,680,920)   (21,887,508)    26,977,558
Contract terminations:
    Surrender benefits and contract charges            (58,563)     (92,302)     (920,017)   (26,541,939)   (11,238,470)
    Death benefits                                     (21,976)      (3,953)     (303,283)    (2,637,672)      (408,170)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       399,263      414,443    30,461,409    319,916,091     43,878,468
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                                       VP          VP
                                                        VP          DAVIS NY     GS MID         VP              VP
                                                     CONSERV,       VENTURE,    CAP VAL,       MOD,            MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 4           CL 3        CL 3         CL 2            CL 4
 OPERATIONS
Investment income (loss) -- net                    $ (4,519,755)  $  (108,848)  $   (794)  $ (4,403,506)  $  (35,856,062)
Net realized gain (loss) on sales of investments      5,464,565       185,623     12,085      2,012,044       33,219,169
Distributions from capital gains                             --            --         --             --               --
Net change in unrealized appreciation or
  depreciation of investments                         3,615,214      (393,657)   (12,468)    (1,770,363)     (22,659,643)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     4,560,024      (316,882)    (1,177)    (4,161,825)     (25,296,536)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              521,584        26,952         10      7,861,219        4,687,223
Net transfers(1)                                     59,014,130      (655,755)   (55,745)    27,085,699       38,792,870
Adjustments to net assets allocated to contracts
  in payment period                                          --            --         --             --               --
Contract terminations:
    Surrender benefits and contract charges         (52,227,215)     (591,775)      (785)    (8,167,002)    (225,020,654)
    Death benefits                                   (3,845,558)      (51,897)        --     (1,226,779)     (28,589,654)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,462,941    (1,272,475)   (56,520)    25,553,137     (210,130,215)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     290,569,345     7,355,996     97,246    300,097,128    2,399,704,320
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $298,592,310   $ 5,766,639   $ 39,549   $321,488,440   $2,164,277,569
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              279,315,640     8,684,629     75,406    275,152,585    2,203,472,219
Contract purchase payments                              491,790        35,082         --      7,154,190        4,284,793
Net transfers(1)                                     55,997,863      (755,630)   (41,613)    24,320,942       34,634,526
Contract terminations:
    Surrender benefits and contract charges         (49,739,700)     (713,978)      (566)    (7,486,599)    (205,589,737)
    Death benefits                                   (3,660,226)      (62,671)        --     (1,130,060)     (26,129,757)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    282,405,367     7,187,432     33,227    298,011,058    2,010,672,044
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                                                  VP
                                                    VP              VP              VP             VP          PTNRS SM
                                                 MOD AGGR,       MOD AGGR,     MOD CONSERV,   MOD CONSERV,     CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2            CL 4            CL 2           CL 4           CL 3
 OPERATIONS
Investment income (loss) -- net                $ (2,785,606)  $  (19,327,250)   $(1,092,525)  $ (6,076,105)  $  (801,029)
Net realized gain (loss) on sales of
  investments                                     1,871,504       26,187,159        540,654      6,955,306     1,231,156
Distributions from capital gains                         --               --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    (5,074,878)     (40,449,443)       740,483      1,086,821    (3,143,025)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (5,988,980)     (33,589,534)       188,612      1,966,022    (2,712,898)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        6,818,859        2,485,426      1,045,047        773,224        73,813
Net transfers(1)                                  7,067,400      (74,216,402)    17,865,955      7,512,616    (1,324,465)
Adjustments to net assets allocated to
  contracts in payment period                            --               --             --             --            --
Contract terminations:
    Surrender benefits and contract charges      (3,801,504)    (104,520,104)    (3,148,238)   (43,060,191)   (8,189,740)
    Death benefits                                 (449,043)     (10,918,679)      (698,881)    (4,414,057)     (442,595)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    9,635,712     (187,169,759)    15,063,883    (39,188,408)   (9,882,987)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 191,489,827    1,326,325,573     69,519,987    410,371,249    55,156,727
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $195,136,559   $1,105,566,280    $84,772,482   $373,148,863   $42,560,842
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          172,752,635    1,197,180,542     65,161,929    384,828,377    34,533,914
Contract purchase payments                        6,098,593        2,230,425        972,232        708,319        49,867
Net transfers(1)                                  6,028,284      (67,934,805)    16,557,323      7,162,113      (689,165)
Contract terminations:
    Surrender benefits and contract charges      (3,424,058)     (94,577,287)    (2,951,455)   (40,101,868)   (5,313,230)
    Death benefits                                 (411,323)      (9,871,458)      (646,639)    (4,114,233)     (293,546)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                181,044,131    1,027,027,417     79,093,390    348,482,708    28,287,840
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                 WF ADV VT        WF ADV VT    WF ADV VT
                                                   WANGER        WANGER     INDEX ASSET ALLOC,    INTL EQ,      INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                INTL          USA              CL 2             CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                 $   864,688   $  (486,773)      $   144,207      $   (5,429)  $  (218,551)
Net realized gain (loss) on sales of
  investments                                      (928,108)      704,722           (98,074)        (89,754)     (176,719)
Distributions from capital gains                    682,862     2,606,710                --          39,746       689,186
Net change in unrealized appreciation or
  depreciation of investments                    (5,029,432)   (3,832,681)          416,656         (58,325)   (2,434,755)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (4,409,990)   (1,008,022)          462,789        (113,762)   (2,140,839)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           70,631        41,315            29,682             333        18,611
Net transfers(1)                                  1,262,328    (2,365,354)         (416,025)        (50,265)       85,765
Adjustments to net assets allocated to
  contracts in payment period                          (168)           --                --            (195)          (67)
Contract terminations:
    Surrender benefits and contract charges      (4,157,790)   (4,462,423)       (1,139,095)       (417,342)   (4,231,664)
    Death benefits                                 (250,752)     (252,698)         (637,606)         (7,746)     (148,544)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (3,075,751)   (7,039,160)       (2,163,044)       (475,215)   (4,275,899)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  31,771,748    33,271,018        10,176,326       1,149,844    19,201,060
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $24,286,007   $25,223,836       $ 8,476,071      $  560,867   $12,784,322
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           15,439,855    23,264,305         9,319,347         772,165    12,193,828
Contract purchase payments                           36,072        29,997            27,061             258        11,877
Net transfers(1)                                    777,679    (1,464,698)         (376,219)        (35,878)      126,813
Contract terminations:
    Surrender benefits and contract charges      (2,086,718)   (3,099,416)       (1,024,201)       (293,737)   (2,773,101)
    Death benefits                                 (131,928)     (174,412)         (568,582)         (5,807)      (99,241)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 14,034,960    18,555,776         7,377,406         437,001     9,460,176
-------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS



                                                     WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
                                                  INTRINSIC VAL,   OMEGA GRO,    OMEGA GRO,       OPP,        OPP,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)                 CL 2           CL 1          CL 2        CL 1(2)      CL 2(2)
 OPERATIONS
Investment income (loss) -- net                     $  (115,886)   $  (17,316)  $   (739,175)  $  (2,905)  $  (45,312)
Net realized gain (loss) on sales of investments         39,723       308,169      3,688,403       6,224       31,942
Distributions from capital gains                             --        10,088        409,786          --           --
Net change in unrealized appreciation or
  depreciation of investments                          (251,287)     (337,190)    (6,184,519)     31,365      467,747
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (327,450)      (36,249)    (2,825,505)     34,684      454,377
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                4,392           667         55,381          --        7,286
Net transfers(1)                                       (320,964)      (64,955)    (2,409,565)    708,271    9,771,456
Adjustments to net assets allocated to contracts
  in payment period                                          --          (164)            --          --           --
Contract terminations:
    Surrender benefits and contract charges          (1,966,810)     (644,233)    (8,605,887)   (121,793)    (753,331)
    Death benefits                                     (265,305)       (9,330)      (533,410)         --       (8,347)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,548,687)     (718,015)   (11,493,481)    586,478    9,017,064
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,803,878     1,804,773     54,558,489          --           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 9,927,741    $1,050,509   $ 40,239,503   $ 621,162   $9,471,441
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,390,644     1,696,110     31,011,140          --           --
Contract purchase payments                                3,735           679         31,776          --        6,994
Net transfers(1)                                       (277,849)      (54,667)    (1,262,890)    708,252    9,774,886
Contract terminations:
    Surrender benefits and contract charges          (1,744,028)     (576,945)    (4,963,218)   (115,884)    (728,839)
    Death benefits                                     (234,404)       (9,102)      (304,517)         --       (8,081)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      9,138,098     1,056,075     24,512,291     592,368    9,044,960
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period Aug. 26, 2011 (commencement of operations) to Dec. 31,
       2011.




See accompanying notes to financial statements.



 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                      WF ADV VT     WF ADV VT     WF ADV VT         WF ADV VT
                                                     SM CAP GRO,   SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 2          CL 1          CL 2             CL 2
 OPERATIONS
Investment income (loss) -- net                      $  (150,905)  $   (12,559)  $   (54,473)     $    521,908
Net realized gain (loss) on sales of investments         435,787       191,770       413,409           278,289
Distributions from capital gains                              --            --            --         1,841,796
Net change in unrealized appreciation or
  depreciation of investments                           (874,577)     (442,633)     (997,733)          312,130
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (589,695)     (263,422)     (638,797)        2,954,123
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 6,617         7,859         8,587            60,387
Net transfers(1)                                        (286,026)     (130,097)     (128,677)       (1,860,940)
Adjustments to net assets allocated to contracts in
  payment period                                              --            --            --                --
Contract terminations:
    Surrender benefits and contract charges           (2,268,275)     (971,811)   (2,051,206)       (9,884,711)
    Death benefits                                      (112,022)      (43,527)      (84,682)         (930,110)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,659,706)   (1,137,576)   (2,255,978)      (12,615,374)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       12,089,689     3,921,205     9,132,635        49,816,682
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 8,840,288   $ 2,520,207   $ 6,237,860      $ 40,155,431
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                14,159,422     3,211,041     7,490,306        35,358,346
Contract purchase payments                                 6,733         6,868         7,202            43,448
Net transfers(1)                                        (376,404)     (109,971)     (105,148)       (1,249,646)
Contract terminations:
    Surrender benefits and contract charges           (2,580,925)     (816,368)   (1,727,190)       (6,854,759)
    Death benefits                                      (154,226)      (43,100)      (72,460)         (619,591)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,054,600     2,248,470     5,592,710        26,677,798
-----------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS





                                                   AB VPS         AB VPS
                                                 BAL WEALTH       GLOBAL         AB VPS        AB VPS        AB VPS
                                                  STRATEGY,   THEMATIC GRO,    GRO & INC,   INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2010                            CL B           CL B           CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                  $   16,274    $    18,271    $  (154,343)   $   83,705   $    549,347
Net realized gain (loss) on sales of
  investments                                        17,759          7,207     (1,278,535)       31,240    (32,070,948)
Distributions from capital gains                         --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        59,692        485,558      2,627,156        51,367     20,711,166
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    93,725        511,036      1,194,278       166,312    (10,810,435)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           10,880         78,251         40,929         5,142      9,145,234
Net transfers(1)                                    128,635         38,610         39,834       119,537    (81,641,334)
Adjustments to net assets allocated to
  contracts in payment period                            --             --            151            --         60,987
Contract terminations:
    Surrender benefits and contract charges        (405,909)      (513,692)    (2,902,467)     (340,287)    (8,530,335)
    Death benefits                                       --        (43,731)      (144,015)     (174,869)      (952,283)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (266,394)      (440,562)    (2,965,568)     (390,477)   (81,917,731)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,382,087      3,378,758     13,202,871     2,403,298    148,815,057
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,209,418    $ 3,449,232    $11,431,581    $2,179,133   $ 56,086,891
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,366,883      6,173,287     13,975,540     1,685,757    140,193,674
Contract purchase payments                           10,392         87,624         42,767         3,408     10,147,782
Net transfers(1)                                    116,987        120,778         16,363        73,815    (93,683,078)
Contract terminations:
    Surrender benefits and contract charges        (394,325)    (1,028,990)    (3,050,865)     (223,354)    (7,939,704)
    Death benefits                                       --        (84,904)      (150,071)     (115,916)      (891,030)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,099,937      5,267,795     10,833,734     1,423,710     47,827,644
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





See accompanying notes to financial statements.



 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      AB VPS        AC VP          AC VP          AC VP        AC VP
                                                   LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,    MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL B         CL I           CL II          CL II        CL II
 OPERATIONS
Investment income (loss) -- net                    $   (59,816)   $    513      $     12,248    $     79     $    239
Net realized gain (loss) on sales of investments         7,208     (20,968)          902,839       1,233        6,120
Distributions from capital gains                            --          --                --          --           --
Net change in unrealized appreciation or
  depreciation of investments                          461,384      75,687         1,921,583        (706)       2,966
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      408,776      55,232         2,836,670         606        9,325
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              29,514          24           210,244          75        7,113
Net transfers(1)                                        61,554       4,322         6,482,851          11      (15,025)
Adjustments to net assets allocated to contracts
  in payment period                                         --          --                --          --           --
Contract terminations:
    Surrender benefits and contract charges         (1,406,007)    (70,664)      (11,510,056)    (14,974)      (1,904)
    Death benefits                                     (94,775)     (5,166)       (1,162,803)         --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,409,714)    (71,484)       (5,979,764)    (14,888)      (9,816)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,448,488     489,866        87,020,244      30,786       67,287
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,447,550    $473,614      $ 83,877,150    $ 16,504     $ 66,796
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
                                                   -----------    --------      ------------    --------     --------
Units outstanding at beginning of year              10,054,529     424,299        73,413,795      23,480       77,369
Contract purchase payments                              52,174          20           171,121          --        7,654
Net transfers(1)                                        (9,499)      3,542         5,312,572          17      (18,033)
Contract terminations:
    Surrender benefits and contract charges         (2,062,727)    (58,949)       (9,518,306)    (13,041)      (1,776)
    Death benefits                                    (147,459)     (4,463)         (963,292)         --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     7,887,018     364,449        68,415,890      10,456       65,214
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS



                                                         AC VP        AC VP      AC VP       COL VP         COL VP
                                                         ULTRA,       VAL,       VAL,     ASSET ALLOC,       BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL II        CL I       CL II        CL 1           CL 3
 OPERATIONS
Investment income (loss) -- net                       $  (439,591)  $  4,659   $  3,016     $   3,425    $   (59,820)
Net realized gain (loss) on sales of investments         (857,233)   (25,555)     6,886        (5,224)      (190,419)
Distributions from capital gains                               --         --         --            --             --
Net change in unrealized appreciation or
  depreciation of investments                           5,813,158     86,927     51,624        21,554        676,682
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            4,516,334     66,031     61,526        19,755        426,443
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                120,041         25      4,892           120          7,897
Net transfers(1)                                         (971,054)     3,859    (34,967)       11,633         67,133
Adjustments to net assets allocated to contracts in
  payment period                                               --         --         --            --           (675)
Contract terminations:
    Surrender benefits and contract charges            (3,625,633)   (95,181)   (46,721)     (173,505)      (809,100)
    Death benefits                                       (407,185)    (4,826)        --            --       (480,432)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (4,883,831)   (96,123)   (76,796)     (161,752)    (1,215,177)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        35,506,787    634,361    596,037       255,735      4,734,377
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $35,139,290   $604,269   $580,767     $ 113,738    $ 3,945,643
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 38,928,932    372,911    572,546       180,208      4,004,333
Contract purchase payments                                129,337         14      4,726            82          7,863
Net transfers(1)                                         (888,554)     2,229    (32,444)        5,973         70,776
Contract terminations:
    Surrender benefits and contract charges            (3,919,371)   (54,785)   (44,076)     (114,733)      (689,766)
    Death benefits                                       (438,324)    (2,771)        --            --       (505,375)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       33,812,020    317,598    500,752        71,530      2,887,831
--------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP          COL VP          COL VP         COL VP         COL VP
                                                CASH MGMT,      DIV BOND,      DIV EQ INC,      DYN EQ,     EMER MKTS OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3            CL 3            CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                $ (1,223,934)  $    (483,706)  $  (3,272,600)  $  (852,979)   $     18,704
Net realized gain (loss) on sales of
  investments                                        27,830      29,832,720     (44,074,396)   (1,969,034)      3,061,325
Distributions from capital gains                         --              --              --            --              --
Net change in unrealized appreciation or
  depreciation of investments                       (27,830)    (12,838,916)     57,473,660    10,628,734      (1,752,494)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,223,934)     16,510,098      10,126,664     7,806,721       1,327,535
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        8,544,117      39,283,831      28,312,888       186,266       7,414,372
Net transfers(1)                                (45,106,976)   (434,827,925)   (316,579,811)     (501,270)    (79,651,337)
Adjustments to net assets allocated to
  contracts in payment period                        54,484            (926)        (20,942)         (355)             --
Contract terminations:
    Surrender benefits and contract charges     (21,767,828)    (18,810,929)    (19,056,903)   (6,930,310)     (6,100,028)
    Death benefits                               (1,142,668)     (3,183,230)     (2,045,521)     (840,189)       (583,166)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (59,418,871)   (417,539,179)   (309,390,289)   (8,085,858)    (78,920,159)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 114,381,385     444,901,658     396,603,889    55,968,671     115,789,432
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 53,738,580   $  43,872,577   $  97,340,264   $55,689,534    $ 38,196,808
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          107,328,018     373,591,508     309,560,303    74,789,887      58,527,010
Contract purchase payments                        8,046,088      31,582,900      20,051,878       248,235       5,275,004
Net transfers(1)                                (44,358,215)   (354,616,913)   (251,073,196)     (578,944)    (45,495,910)
Contract terminations:
    Surrender benefits and contract charges     (20,114,797)    (15,196,839)    (14,158,441)   (9,209,714)     (2,872,858)
    Death benefits                               (1,045,925)     (2,486,033)     (1,512,481)   (1,114,707)       (282,293)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 49,855,169      32,874,623      62,868,063    64,134,757      15,150,953
--------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP
                                                GLOBAL INFLATION     COL VP       COL VP         COL VP           COL VP
                                                    PROT SEC,       HI INC,      HI INC,     HI YIELD BOND,      INC OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3            CL 1         CL 2           CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (1,681,561)   $  22,180   $ 1,043,059     $ 1,620,069    $    (505,249)
Net realized gain (loss) on sales of
  investments                                         1,750,820       (4,367)     (233,680)        670,592       26,201,152
Distributions from capital gains                         28,170           --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         5,411,235       18,534       807,379         456,893      (19,325,282)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           5,508,664       36,347     1,616,758       2,747,554        6,370,621
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           28,051,188           --       130,317         167,712       21,757,063
Net transfers(1)                                   (319,404,519)      10,192       (79,517)     (5,497,908)    (242,818,198)
Adjustments to net assets allocated to
  contracts in payment period                            34,149           --            --              --               --
Contract terminations:
    Surrender benefits and contract charges          (9,880,214)    (108,340)   (1,955,199)     (3,455,109)      (6,271,696)
    Death benefits                                   (1,445,313)          --      (355,598)       (221,303)        (974,072)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (302,644,709)     (98,148)   (2,259,997)     (9,006,608)    (228,306,903)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     311,130,645      413,779    17,611,453      30,255,711      230,137,564
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  13,994,600    $ 351,978   $16,968,214     $23,996,657    $   8,201,282
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              275,715,470      364,023    15,795,825      21,851,533      177,566,034
Contract purchase payments                           25,591,130           --       110,336         115,542       17,939,614
Net transfers(1)                                   (279,202,385)       7,480       (99,347)     (4,106,448)    (184,460,434)
Contract terminations:
    Surrender benefits and contract charges          (8,707,239)     (91,400)   (1,675,108)     (2,385,336)      (4,687,138)
    Death benefits                                   (1,276,576)          --      (307,645)       (155,544)        (732,796)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     12,120,400      280,103    13,824,061      15,319,747        5,625,280
---------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                 COL VP      COL VP
                                                       COL VP       COL VP         COL VP       MARSICO      MID CAP
                                                     INTL OPP,   LG CAP GRO,    MARSICO GRO,   INTL OPP,    GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    CL 3         CL 3           CL 1          CL 2        CL 3
 OPERATIONS
Investment income (loss) -- net                       $    163   $   (35,196)  $  (1,493,937)   $ (2,533)  $  (78,788)
Net realized gain (loss) on sales of investments       (21,743)     (409,577)    (12,652,704)      1,771      172,290
Distributions from capital gains                            --            --              --          --           --
Net change in unrealized appreciation or
  depreciation of investments                          120,224       693,539      14,466,396      34,818    1,034,232
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       98,644       248,766         319,755      34,056    1,127,734
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 293         2,648      26,316,158          --        5,505
Net transfers(1)                                        55,568    (1,837,311)   (282,133,861)      7,729     (235,989)
Adjustments to net assets allocated to contracts in
  payment period                                          (379)           --              --          --        2,736
Contract terminations:
    Surrender benefits and contract charges            (83,950)     (359,245)     (6,578,052)     (7,131)    (660,237)
    Death benefits                                      (8,351)      (12,011)     (1,057,559)         --      (74,452)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (36,819)   (2,205,919)   (263,453,314)        598     (962,437)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        892,094     3,472,080     271,852,797     287,386    5,192,810
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $953,919   $ 1,514,927   $   8,719,238    $322,040   $5,358,107
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 624,325     4,412,046     326,334,763     366,665    3,989,729
Contract purchase payments                                 203         5,402      28,873,408          --        3,874
Net transfers(1)                                        60,525    (2,246,150)   (337,504,966)      9,304     (169,836)
Contract terminations:
    Surrender benefits and contract charges            (59,051)     (440,098)     (7,692,719)     (9,123)    (473,719)
    Death benefits                                      (5,954)      (14,189)     (1,246,343)         --      (53,383)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       620,048     1,717,011       8,764,143     366,846    3,296,665
---------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP                     COL VP      COL VP
                                                     MID CAP       COL VP     SELECT LG    SELECT SM        COL VP
                                                    VAL OPP,      S&P 500,     CAP VAL,    CAP VAL,    SHORT DURATION,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3          CL 3         CL 3        CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (16,293)  $  (171,697)   $(1,300)   $  (25,216)    $   (481,124)
Net realized gain (loss) on sales of investments      (17,031)      137,699     (1,123)     (145,878)       1,383,292
Distributions from capital gains                           --            --         --            --               --
Net change in unrealized appreciation or
  depreciation of investments                         223,147     1,587,828     17,212       559,784          117,597
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     189,823     1,553,830     14,789       388,690        1,019,765
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 75       173,108         --         2,583        4,995,359
Net transfers(1)                                      159,479        24,928       (226)     (121,209)     (52,285,560)
Adjustments to net assets allocated to contracts
  in payment period                                        --           142         --            --               --
Contract terminations:
    Surrender benefits and contract charges           (14,460)   (1,869,414)    (9,120)     (266,342)      (8,620,358)
    Death benefits                                         --      (390,262)        --      (215,401)        (690,295)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        145,094    (2,061,498)    (9,346)     (600,369)     (56,600,854)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       806,167    13,476,543     82,368     2,012,943       85,320,089
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,141,084   $12,968,875    $87,811    $1,801,264     $ 29,739,000
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,084,208    14,682,409     84,634     1,808,111       75,082,661
Contract purchase payments                                 --       181,722         --         2,051        4,108,191
Net transfers(1)                                      210,850        18,616       (208)     (112,922)     (45,853,491)
Contract terminations:
    Surrender benefits and contract charges           (19,181)   (2,045,287)    (8,409)     (210,473)      (7,399,731)
    Death benefits                                         --      (464,101)        --      (200,366)        (609,324)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,275,877    12,373,359     76,017     1,286,401       25,328,306
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP        COL VP         CS         DREY IP        DREY IP
                                                  SM CAP VAL,    SM CO GRO,   COMMODITY   MIDCAP STOCK,    TECH GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 2          CL 1        RETURN         SERV           SERV
 OPERATIONS
Investment income (loss) -- net                  $     353,262    $ (1,363)    $ 40,088      $  (563)     $  (222,034)
Net realized gain (loss) on sales of
  investments                                       (2,726,850)     12,051      (38,904)      (7,112)         777,808
Distributions from capital gains                            --          --           --           --               --
Net change in unrealized appreciation or
  depreciation of investments                       17,611,992      18,053      117,183       24,749        2,685,932
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   15,238,404      28,741      118,367       17,074        3,241,706
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          19,411,843          --       30,474           --           47,953
Net transfers(1)                                  (224,673,036)     (4,756)     156,539       (1,401)      (1,969,229)
Adjustments to net assets allocated to
  contracts in payment period                               --          --           --           --               --
Contract terminations:
    Surrender benefits and contract charges         (4,700,689)    (35,392)     (13,533)      (2,083)      (1,544,431)
    Death benefits                                    (762,567)         --           --           --         (120,226)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (210,724,449)    (40,148)     173,480       (3,484)      (3,585,933)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    201,777,563     128,541      579,285       75,479       14,023,331
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   6,291,518    $117,134     $871,132      $89,069      $13,679,104
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             186,061,000      84,924      686,446       73,425       13,030,618
Contract purchase payments                          17,522,844          --       36,929           --           41,391
Net transfers(1)                                  (194,390,366)     (2,846)     191,159       (1,939)      (1,642,198)
Contract terminations:
    Surrender benefits and contract charges         (4,003,499)    (20,963)     (15,758)      (1,843)      (1,358,003)
    Death benefits                                    (669,502)         --           --           --         (106,182)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,520,477      61,115      898,776       69,643        9,965,626
---------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS



                                                       DREY SOC    DREY VIF   DREY VIF    DREY VIF       EV VT
                                                       RESP GRO,     APPR,    INTL EQ,   INTL VAL,   FLOATING-RATE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     INIT        SERV       SERV        SERV          INC
 OPERATIONS
Investment income (loss) -- net                       $   (4,933)  $  1,758   $     53    $    (86)  $   1,289,685
Net realized gain (loss) on sales of investments         (22,720)    (3,936)      (317)    (31,271)      3,903,752
Distributions from capital gains                              --         --         --          --              --
Net change in unrealized appreciation or
  depreciation of investments                            144,186     74,542      9,652      34,443         341,199
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             116,533     72,364      9,388       3,086       5,534,636
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   120         --     14,624          --      12,288,683
Net transfers(1)                                         (11,993)    (2,199)    (8,524)     (7,088)   (137,812,002)
Adjustments to net assets allocated to contracts in
  payment period                                              --         --         --          --              --
Contract terminations:
    Surrender benefits and contract charges              (78,873)   (31,804)    (5,210)    (46,027)     (3,887,952)
    Death benefits                                       (10,257)        --         --          --        (632,791)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (101,003)   (34,003)       890     (53,115)   (130,044,062)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          999,390    585,644    118,696     231,676     130,493,960
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,014,920   $624,005   $128,974    $181,647   $   5,984,534
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,559,205    554,352    154,171     190,743     130,394,850
Contract purchase payments                                   190         --     20,287          --      11,772,152
Net transfers(1)                                         (16,876)    (2,308)   (13,021)     (4,870)   (132,187,556)
Contract terminations:
    Surrender benefits and contract charges             (120,989)   (30,196)    (6,618)    (38,994)     (3,777,754)
    Death benefits                                       (15,319)        --         --          --        (616,884)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,406,211    521,848    154,819     146,879       5,584,808
------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      FID VIP    FID VIP      FID VIP        FID VIP       FID VIP
                                                       BAL,        BAL,     CONTRAFUND,    CONTRAFUND,    DYN APPR,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SERV CL   SERV CL 2     SERV CL       SERV CL 2     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $    705    $   (156)  $   (14,837)  $ (1,277,966)  $  (11,071)
Net realized gain (loss) on sales of investments        6,256       3,603      (274,332)   (26,499,463)      27,742
Distributions from capital gains                        1,389         316         2,889         68,530           --
Net change in unrealized appreciation or
  depreciation of investments                          30,942       5,733     1,270,345     49,555,474      117,234
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      30,292       9,496       984,065     21,846,575      133,905
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --          --         4,766      6,146,819           --
Net transfers(1)                                      (12,688)    (14,128)      (29,343)   (72,096,106)    (162,199)
Adjustments to net assets allocated to contracts in
  payment period                                           --          --           131          7,310           --
Contract terminations:
    Surrender benefits and contract charges           (44,597)     (5,331)   (1,760,463)   (22,327,454)    (284,745)
    Death benefits                                         --          --       (65,842)    (1,836,760)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (57,285)    (19,459)   (1,850,751)   (90,106,191)    (446,944)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       262,189      68,559     7,738,086    228,931,864    1,046,563
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $244,196    $ 58,596   $ 6,871,400   $160,672,248   $  733,524
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                234,494      58,316     6,344,445    170,078,339      899,152
Contract purchase payments                                 --          --         1,752      4,410,362           --
Net transfers(1)                                      (10,347)    (10,757)      (28,610)   (55,492,765)    (135,849)
Contract terminations:
    Surrender benefits and contract charges           (36,608)     (4,387)   (1,392,587)   (15,855,224)    (220,317)
    Death benefits                                         --          --       (53,225)    (1,297,229)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      187,539      43,172     4,871,775    101,843,483      542,986
-------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS



                                                        FID VIP      FID VIP     FID VIP     FID VIP      FID VIP
                                                      GRO & INC,   GRO & INC,     GRO,        GRO,        HI INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    SERV CL     SERV CL 2    SERV CL    SERV CL 2     SERV CL
 OPERATIONS
Investment income (loss) -- net                       $  (25,699)   $ (1,781)   $ (1,012)  $  (39,879)  $  166,637
Net realized gain (loss) on sales of investments        (146,294)    (10,933)     (5,317)         869      (24,055)
Distributions from capital gains                              --          --         355        9,981           --
Net change in unrealized appreciation or
  depreciation of investments                            476,464      28,653      27,650      616,828      168,874
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             304,471      15,939      21,676      587,799      311,456
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                26,724       1,282          --        5,142        1,243
Net transfers(1)                                         (51,049)    (28,375)      5,309      (72,948)     326,918
Adjustments to net assets allocated to contracts in
  payment period                                              --          --          --        6,833           --
Contract terminations:
    Surrender benefits and contract charges             (441,731)    (21,238)     (6,677)    (706,308)    (645,208)
    Death benefits                                      (363,426)    (17,256)         --       (2,068)     (18,911)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (829,482)    (65,587)     (1,368)    (769,349)    (335,958)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,024,595     175,055     100,528    3,295,621    2,730,754
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,499,584    $125,407    $120,836   $3,114,071   $2,706,252
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,458,136     177,563     143,713    3,566,475    2,315,192
Contract purchase payments                                31,181       1,265          --        5,425          952
Net transfers(1)                                         (57,746)    (27,365)      7,206      (66,966)     267,267
Contract terminations:
    Surrender benefits and contract charges             (497,961)    (21,551)    (10,126)    (761,824)    (519,295)
    Death benefits                                      (408,520)    (17,218)         --       (2,374)     (15,534)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,525,090     112,694     140,793    2,740,736    2,048,582
------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     FID VIP       FID VIP        FID VIP        FID VIP      FID VIP
                                                     HI INC,      INVEST GR,      MID CAP,      MID CAP,     OVERSEAS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV CL 2     SERV CL 2       SERV CL       SERV CL 2     SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   60,854   $    (181,116)  $  (162,289)  $ (1,145,938)  $  (2,288)
Net realized gain (loss) on sales of investments      (21,244)      9,444,725       613,156     (3,468,176)    (26,804)
Distributions from capital gains                           --         539,929        48,927        303,471       1,292
Net change in unrealized appreciation or
  depreciation of investments                          71,866        (673,818)    3,100,922     19,375,155     102,895
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     111,476       9,129,720     3,600,716     15,064,512      75,095
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --      18,322,819        29,598      7,460,611       3,434
Net transfers(1)                                       83,138    (200,568,535)     (275,559)   (90,962,173)    (24,465)
Adjustments to net assets allocated to contracts
  in payment period                                        --              --            75             --      33,872
Contract terminations:
    Surrender benefits and contract charges          (249,788)    (11,171,492)   (3,354,739)   (10,949,243)   (113,760)
    Death benefits                                     (7,024)     (1,684,127)     (263,315)      (700,233)     (7,427)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (173,674)   (195,101,335)   (3,863,940)   (95,151,038)   (108,346)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,090,173     235,280,640    15,584,553    129,649,941     760,956
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,027,975   $  49,309,025   $15,321,329   $ 49,563,415   $ 727,705
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                747,784     201,937,398     7,006,402     79,692,098     866,779
Contract purchase payments                                 --      16,100,320        12,842      3,985,159       4,200
Net transfers(1)                                       51,096    (167,350,786)     (130,146)   (55,151,440)    (25,677)
Contract terminations:
    Surrender benefits and contract charges          (164,883)     (9,322,279)   (1,367,827)    (5,773,476)   (129,388)
    Death benefits                                     (4,659)     (1,409,335)     (100,489)      (396,668)     (8,360)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      629,338      39,955,318     5,420,782     22,355,673     707,554
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS



                                                FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                               OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,    SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SERV CL 2          CL 2             CL 2           CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net               $  (146,485)     $    65,862      $ 1,195,863     $   (444)     $   (38,408)
Net realized gain (loss) on sales of
  investments                                  (2,522,998)      (1,788,278)        (144,485)      (5,239)         (23,253)
Distributions from capital gains                   38,364               --               --           --               --
Net change in unrealized appreciation or
  depreciation of investments                   4,131,946        2,679,180        1,326,909      143,896        1,624,047
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,500,827          956,764        2,378,287      138,213        1,562,386
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         74,521           15,475          349,544        1,320            2,027
Net transfers(1)                               (6,334,897)      (1,521,356)         601,062       26,940         (114,830)
Adjustments to net assets allocated to
  contracts in payment period                          --               --               --           --               --
Contract terminations:
    Surrender benefits and contract charges    (2,773,442)      (1,081,164)      (3,730,507)     (49,686)      (1,431,811)
    Death benefits                               (256,790)         (16,960)        (354,167)          --          (26,471)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (9,290,608)      (2,604,005)      (3,134,068)     (21,426)      (1,571,085)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                29,144,806        6,793,940       23,670,072      748,968        6,962,502
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $21,355,025      $ 5,146,699      $22,914,291     $865,755      $ 6,953,803
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         22,843,035        4,996,393       15,923,524      745,602        4,824,937
Contract purchase payments                         55,434           10,562          254,798        1,110            1,582
Net transfers(1)                               (5,853,330)      (1,279,167)         470,461       27,181          (67,405)
Contract terminations:
    Surrender benefits and contract charges    (2,217,538)        (726,706)      (2,313,114)     (46,960)        (912,645)
    Death benefits                               (198,689)         (13,116)        (277,923)          --          (18,331)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               14,628,912        2,987,966       14,057,746      726,933        3,828,138
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                               FTVIPT FRANK                     FTVIPT                         FTVIPT
                                                  SM MID      FTVIPT MUTUAL    TEMP DEV        FTVIPT       TEMP GLOBAL
                                                 CAP GRO,      SHARES SEC,     MKTS SEC,   TEMP FOR SEC,       BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 2            CL 2          CL 2           CL 2            CL 2
 OPERATIONS
Investment income (loss) -- net                 $  (154,643)   $    123,441   $    5,359    $    91,221    $  (1,252,806)
Net realized gain (loss) on sales of
  investments                                        91,166        (816,110)      (7,284)      (175,385)      28,382,853
Distributions from capital gains                         --              --           --             --          125,171
Net change in unrealized appreciation or
  depreciation of investments                     2,831,497       6,572,352      177,602        975,653      (12,665,921)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,768,020       5,879,683      175,677        891,489       14,589,297
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           54,046         374,392          240         80,646       18,137,979
Net transfers(1)                                   (192,317)     (1,721,567)     203,040        193,332     (209,463,742)
Adjustments to net assets allocated to
  contracts in payment period                         7,857           8,027           --             --           40,329
Contract terminations:
    Surrender benefits and contract charges      (2,151,771)    (13,072,587)    (411,201)    (3,367,088)     (11,719,628)
    Death benefits                                  (82,607)     (1,320,328)      (1,107)      (121,848)      (1,491,157)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (2,364,792)    (15,732,063)    (209,028)    (3,214,958)    (204,496,219)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,244,773      72,174,080    1,262,271     17,729,393      237,223,612
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,648,001    $ 62,321,700   $1,228,920    $15,405,924    $  47,316,690
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           16,696,991      51,247,191      538,186     13,231,527      149,278,165
Contract purchase payments                           56,077         275,358          100         51,556       12,980,753
Net transfers(1)                                   (183,121)     (1,189,521)      81,070        145,399     (128,637,393)
Contract terminations:
    Surrender benefits and contract charges      (2,562,964)     (9,025,903)    (166,796)    (2,686,342)      (6,892,094)
    Death benefits                                  (95,283)       (953,729)        (476)       (95,151)        (881,976)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 13,911,700      40,353,396      452,084     10,646,989       25,847,455
------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                GS VIT
                                                  FTVIPT         GS VIT          GS VIT       STRATEGIC        GS VIT
                                              TEMP GRO SEC,   MID CAP VAL,   STRATEGIC GRO,    INTL EQ,   STRUCTD U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 2           INST            INST           INST           INST
 OPERATIONS
Investment income (loss) -- net                 $   (4,491)   $   (839,531)     $  (4,914)     $   (135)     $    (3,723)
Net realized gain (loss) on sales of
  investments                                     (195,376)    (13,437,933)         9,466       (12,010)        (220,833)
Distributions from capital gains                        --              --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                      364,702      27,254,477         23,100        29,656          561,099
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        164,835      12,977,013         27,652        17,511          336,543
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         187,568       6,142,008          4,051         6,456           18,962
Net transfers(1)                                   (75,622)    (75,111,788)       (31,485)       (6,699)        (274,806)
Adjustments to net assets allocated to
  contracts in payment period                           --          14,778             --            --               --
Contract terminations:
    Surrender benefits and contract charges       (356,670)     (7,264,350)      (112,594)      (19,831)        (719,808)
    Death benefits                                (133,845)       (873,780)       (25,095)      (20,273)         (36,811)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (378,569)    (77,093,132)      (165,123)      (40,347)      (1,012,463)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  3,684,527     113,331,508        533,123       232,674        3,976,351
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,470,793    $ 49,215,389      $ 395,652      $209,838      $ 3,300,431
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,685,098      72,479,525        690,551       299,392        5,281,870
Contract purchase payments                         182,453       3,781,492          5,132         9,717           25,625
Net transfers(1)                                   (87,152)    (46,608,277)       (40,515)       (8,677)        (369,365)
Contract terminations:
    Surrender benefits and contract charges       (357,331)     (4,149,804)      (156,536)      (26,022)        (942,659)
    Death benefits                                (135,848)       (471,125)       (32,021)      (27,129)         (47,968)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,287,220      25,031,811        466,611       247,281        3,947,503
--------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                INVESCO VANK      INVESCO        INVESCO       INVESCO       INVESCO
                                                 VI VAL OPP,   VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SER II          SER I         SER II         SER I         SER II
 OPERATIONS
Investment income (loss) -- net                  $  (275,745)   $   (36,751)  $    (69,245)   $  (8,193)    $  (23,544)
Net realized gain (loss) on sales of
  investments                                     (1,718,302)      (236,970)    (1,688,161)      (4,393)       (21,723)
Distributions from capital gains                          --             --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                      3,256,147      1,002,112      1,932,475       92,437        316,773
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,262,100        728,391        175,069       79,851        271,506
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           221,816         28,236         34,733        5,810             --
Net transfers(1)                                     261,143       (276,714)    (9,468,185)      (5,178)       (43,924)
Adjustments to net assets allocated to
  contracts in payment period                          6,503         (1,440)            --           --             --
Contract terminations:
    Surrender benefits and contract charges       (3,547,425)      (995,491)      (399,771)    (107,581)      (236,939)
    Death benefits                                  (319,278)      (106,990)       (12,729)     (27,428)       (11,114)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (3,377,241)    (1,352,399)    (9,845,952)    (134,377)      (291,977)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   25,898,707      6,339,667     11,035,577      597,526      1,825,553
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $23,783,566    $ 5,715,659   $  1,364,694    $ 543,000     $1,805,082
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            27,606,953     10,986,561     12,458,966      542,100      1,506,477
Contract purchase payments                           204,648         54,277         31,873        5,330             --
Net transfers(1)                                     404,509       (449,987)   (10,724,684)      (5,390)       (30,033)
Contract terminations:
    Surrender benefits and contract charges       (3,790,460)    (1,572,557)      (435,722)    (100,891)      (190,778)
    Death benefits                                  (349,694)      (159,222)       (13,149)     (24,984)       (10,423)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  24,075,956      8,859,072      1,317,284      416,165      1,275,243
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO     INVESCO VI    INVESCO VI    INVESCO VI     INVESCO VI
                                                  VI CORE EQ,    CORE EQ,    GLOBAL HLTH,    INTL GRO,     INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I        SER II        SER II         SER I         SER II
 OPERATIONS
Investment income (loss) -- net                   $   (63,979)   $ (1,214)     $ (3,491)    $   10,089   $  (1,173,748)
Net realized gain (loss) on sales of investments       26,517        (564)       (9,071)        30,558      (7,865,441)
Distributions from capital gains                           --          --            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       1,134,069      18,174        17,547         82,490      (7,070,910)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,096,607      16,396         4,985        123,137     (16,110,099)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             40,428          --            --            450      20,534,789
Net transfers(1)                                     (410,511)     15,735        33,332         (9,819)   (204,103,967)
Adjustments to net assets allocated to contracts
  in payment period                                        98          --            --             --              --
Contract terminations:
    Surrender benefits and contract charges        (1,991,821)    (44,184)       (8,075)      (136,288)     (4,940,041)
    Death benefits                                   (240,269)         --            --        (12,747)       (842,772)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,602,075)    (28,449)       25,257       (158,404)   (189,351,991)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    16,093,479     252,501       179,760      1,265,816     210,889,119
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $14,588,011    $240,448      $210,002     $1,230,549   $   5,427,029
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             14,864,326     251,911       198,042        772,683     260,648,750
Contract purchase payments                             39,587          --            --            275      24,008,649
Net transfers(1)                                     (394,512)     15,117        34,931         (6,345)   (271,398,196)
Contract terminations:
    Surrender benefits and contract charges        (1,858,246)    (44,314)       (8,657)       (83,763)     (6,151,486)
    Death benefits                                   (220,526)         --            --         (7,937)     (1,047,487)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   12,430,629     222,714       224,316        674,913       6,060,230
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                INVESCO VI       INVESCO VANK    INVESCO VANK      JANUS     JANUS ASPEN
                                             MID CAP CORE EQ,    VI COMSTOCK,   VI GRO & INC,   ASPEN BAL,   ENTERPRISE,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SER II            SER II          SER II         INST          SERV
 OPERATIONS
Investment income (loss) -- net                 $  (57,360)     $  (2,347,552)    $  (36,720)   $   42,270    $  (13,510)
Net realized gain (loss) on sales of
  investments                                      (60,886)       (21,052,608)       (32,899)       54,119           538
Distributions from capital gains                        --                 --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      601,684         40,178,677        368,188       101,723       211,484
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        483,438         16,778,517        298,569       198,112       198,512
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          26,972          8,994,426            300           250        18,237
Net transfers(1)                                   (44,257)       (94,098,201)      (125,803)       15,666       (24,718)
Adjustments to net assets allocated to
  contracts in payment period                           --             (6,187)            --            --            --
Contract terminations:
    Surrender benefits and contract charges       (510,577)       (18,439,048)      (595,345)     (426,062)      (89,382)
    Death benefits                                 (71,206)        (1,768,182)       (26,104)      (48,212)      (35,098)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (599,068)      (105,317,192)      (746,952)     (458,358)     (130,961)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,507,287        223,145,258      3,381,561     3,229,796       928,200
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $4,391,657      $ 134,606,583     $2,933,178    $2,969,550    $  995,751
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,782,811        194,053,134      2,423,789     1,456,143     1,876,703
Contract purchase payments                          22,373          7,155,650            221           111        37,972
Net transfers(1)                                   (33,835)       (83,279,537)       (84,469)        6,528       (53,806)
Contract terminations:
    Surrender benefits and contract charges       (419,725)       (15,374,915)      (417,871)     (188,795)     (171,459)
    Death benefits                                 (58,509)        (1,466,256)       (18,339)      (21,350)      (61,682)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,293,115        101,088,076      1,903,331     1,252,637     1,627,728
------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS



                                               JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JPM INS TRUST
                                              GLOBAL TECH,       JANUS,       OVERSEAS,       WORLD,        U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV            SERV           SERV          INST           CL 1
 OPERATIONS
Investment income (loss) -- net                 $ (4,521)    $  (1,424,920)   $  (34,487)   $   (7,726)    $  (2,588)
Net realized gain (loss) on sales of
  investments                                      7,152       (14,115,393)      270,437       (45,357)       41,719
Distributions from capital gains                      --                --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     62,793        12,824,897       469,924       182,019        19,082
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       65,424        (2,715,416)      705,874       128,936        58,213
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,454        22,365,131        16,336           450         3,655
Net transfers(1)                                  (3,269)     (238,920,840)     (184,854)        9,130       (82,185)
Adjustments to net assets allocated to
  contracts in payment period                         --                --            --            --            --
Contract terminations:
    Surrender benefits and contract charges      (21,207)       (5,749,605)     (344,134)     (133,857)      (46,573)
    Death benefits                               (24,464)         (923,313)      (54,939)      (11,238)      (29,303)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (44,486)     (223,228,627)     (567,591)     (135,515)     (154,406)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  306,898       234,923,050     3,338,521     1,023,056       607,933
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $327,836     $   8,979,007    $3,476,804    $1,016,477     $ 511,740
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           726,209       293,286,078     2,692,544       841,361       459,035
Contract purchase payments                        10,454        25,388,820        12,078           358         2,886
Net transfers(1)                                  (7,188)     (299,628,024)     (134,396)        6,929       (60,263)
Contract terminations:
    Surrender benefits and contract charges      (48,126)       (7,134,506)     (255,561)     (107,707)      (34,848)
    Death benefits                               (50,148)       (1,189,907)      (39,133)       (9,095)      (21,590)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 631,201        10,722,461     2,275,532       731,846       345,220
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                LAZARD RETIRE    LAZARD RETIRE     LM CB VAR    LVIP BARON     MFS INV
                                                   INTL EQ,     U.S. STRATEGIC,   SM CAP GRO,    GRO OPP,    GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV             SERV            CL I        SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   (462)        $ (1,586)       $ (2,664)   $  (12,740)  $  (21,678)
Net realized gain (loss) on sales of
  investments                                       (16,408)          (2,819)         29,746        77,890       26,588
Distributions from capital gains                         --               --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        20,230           24,596           9,103       119,622      196,553
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           3,360           20,191          36,185       184,772      201,463
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               15              480           9,288           261        2,746
Net transfers(1)                                     (4,464)          (1,998)         (9,284)      (57,741)    (168,059)
Adjustments to net assets allocated to
  contracts in payment period                            --               --              --            --           83
Contract terminations:
    Surrender benefits and contract charges         (58,104)          (6,510)        (12,360)      (55,965)    (572,912)
    Death benefits                                       --               --              --      (344,042)      (5,136)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (62,553)          (8,028)        (12,356)     (457,487)    (743,278)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     163,047          186,032         160,153     1,101,200    2,689,758
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $103,854         $198,195        $183,982    $  828,485   $2,147,943
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              170,967          191,846         188,096       765,610    3,638,688
Contract purchase payments                               16              487          10,608           151        2,027
Net transfers(1)                                     (4,732)          (2,172)        (10,599)      (39,514)    (214,076)
Contract terminations:
    Surrender benefits and contract charges         (62,671)          (6,327)        (12,551)      (35,773)    (827,090)
    Death benefits                                       --               --              --      (242,872)      (7,320)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    103,580          183,834         175,554       447,602    2,592,229
-----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

STATEMENTS OF CHANGES IN NET ASSETS



                                                         MFS INV     MFS INV       MFS          MFS          MFS
                                                         TRUST,      TRUST,     NEW DIS,     NEW DIS,     RESEARCH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     INIT CL     SERV CL     INIT CL      SERV CL      INIT CL
 OPERATIONS
Investment income (loss) -- net                        $   (3,944)  $   (950)  $  (19,586)  $  (45,720)  $   (8,242)
Net realized gain (loss) on sales of investments           22,404      6,290       15,852      108,505        8,134
Distributions from capital gains                               --         --           --           --           --
Net change in unrealized appreciation or depreciation
  of investments                                          197,886     34,216      412,006      974,869      181,097
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              216,346     39,556      408,272    1,037,654      180,989
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     75        240        6,854        3,865       18,155
Net transfers(1)                                           54,498    (13,755)     (29,355)      15,701      (56,376)
Adjustments to net assets allocated to contracts in
  payment period                                               --         --           --           52           --
Contract terminations:
    Surrender benefits and contract charges              (686,901)   (21,285)    (136,051)    (966,914)    (104,574)
    Death benefits                                         (5,023)   (23,710)      (4,601)     (14,924)     (35,151)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (637,351)   (58,510)    (163,153)    (962,220)    (177,946)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,989,727    471,668    1,287,153    3,656,667    1,444,319
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,568,722   $452,714   $1,532,272   $3,732,101   $1,447,362
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,226,812    499,522    1,167,839    3,523,258    1,751,358
Contract purchase payments                                     --        270        6,261        3,385       22,720
Net transfers(1)                                           49,736    (17,832)     (19,598)       4,479      (65,206)
Contract terminations:
    Surrender benefits and contract charges              (736,059)   (22,519)    (104,932)    (859,685)    (127,325)
    Death benefits                                         (5,156)   (25,061)      (3,039)     (13,301)     (42,992)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,535,333    434,380    1,046,531    2,658,136    1,538,555
-------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      MFS             MFS            MFS           MFS      MS UIF GLOBAL
                                                 TOTAL RETURN,   TOTAL RETURN,    UTILITIES,   UTILITIES,     REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                INIT CL         SERV CL        INIT CL       SERV CL        CL II
 OPERATIONS
Investment income (loss) -- net                     $  2,765      $    584,937   $   127,477   $   63,126    $    252,977
Net realized gain (loss) on sales of
  investments                                           (388)         (978,565)       38,064       15,111      (3,017,424)
Distributions from capital gains                          --                --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                         14,013         3,590,940       602,282      323,598       2,582,897
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     16,390         3,197,312       767,823      401,835        (181,550)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --           233,453        18,692       32,929       3,772,478
Net transfers(1)                                      21,105          (161,247)      (89,554)     238,980     (39,790,741)
Adjustments to net assets allocated to
  contracts in payment period                             --                --        21,395           --              --
Contract terminations:
    Surrender benefits and contract charges           (8,533)      (10,502,669)   (1,207,402)    (904,715)       (873,834)
    Death benefits                                        --          (417,522)     (128,914)     (58,327)       (141,447)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        12,572       (10,847,985)   (1,385,783)    (691,133)    (37,033,544)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      185,521        47,506,331     7,490,353    4,165,850      38,630,685
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $214,483      $ 39,855,658   $ 6,872,393   $3,876,552    $  1,415,591
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               133,381        36,996,072     4,963,403    2,019,412      59,811,883
Contract purchase payments                                --           180,935        13,701       16,624       5,061,563
Net transfers(1)                                      14,520          (146,674)      (77,845)     120,694     (61,507,305)
Contract terminations:
    Surrender benefits and contract charges           (5,829)       (7,932,374)     (790,136)    (447,787)     (1,326,941)
    Death benefits                                        --          (316,752)      (89,713)     (31,737)       (217,976)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     142,072        28,781,207     4,019,410    1,677,206       1,821,224
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

STATEMENTS OF CHANGES IN NET ASSETS



                                                 MS UIF MID   MS UIF U.S.   MS UIF U.S.      OPPEN         OPPEN
                                                  CAP GRO,     REAL EST,     REAL EST,     CAP APPR    CAP APPR VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL II         CL I         CL II          VA           SERV
 OPERATIONS
Investment income (loss) -- net                   $ (2,377)    $    9,721   $     9,239   $  (13,423)   $  (670,691)
Net realized gain (loss) on sales of
  investments                                        1,975        (93,170)     (415,254)     (14,508)       260,961
Distributions from capital gains                        --             --            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       45,954        380,916     1,339,552      111,272      3,443,813
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   45,552        297,467       933,537       83,341      3,034,083
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          11,303         10,051        15,744          194        282,986
Net transfers(1)                                    13,362          4,702      (597,397)       1,863      2,355,106
Adjustments to net assets allocated to
  contracts in payment period                           --             --            --           --          7,137
Contract terminations:
    Surrender benefits and contract charges         (4,870)      (260,278)     (828,786)    (123,597)    (5,762,275)
    Death benefits                                      --        (33,071)      (92,383)      (4,422)      (564,158)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      19,795       (278,596)   (1,502,822)    (125,962)    (3,681,204)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    140,547      1,184,573     4,005,863    1,205,776     43,733,397
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $205,894     $1,203,444   $ 3,436,578   $1,163,155    $43,086,276
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             152,364        700,582     3,071,648      877,847     40,933,098
Contract purchase payments                           9,904          4,470         9,976          144        243,645
Net transfers(1)                                    13,972          1,154      (399,633)       1,186      2,310,637
Contract terminations:
    Surrender benefits and contract charges         (4,505)      (133,455)     (529,287)     (91,035)    (5,409,848)
    Death benefits                                      --        (16,749)      (62,162)      (3,290)      (521,383)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   171,735        556,002     2,090,542      784,852     37,556,149
-------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   OPPEN           OPPEN
                                                    OPPEN          OPPEN           GLOBAL          GLOBAL        OPPEN
                                                 GLOBAL SEC   GLOBAL SEC VA,   STRATEGIC INC   STRATEGIC INC    HI INC
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 VA            SERV              VA           VA, SRV         VA
 OPERATIONS
Investment income (loss) -- net                   $    109      $    (8,615)      $  6,040     $  29,308,515   $ 10,464
Net realized gain (loss) on sales of
  investments                                       (1,061)        (132,283)         6,082        (2,412,560)   (77,436)
Distributions from capital gains                        --               --             --                --         --
Net change in unrealized appreciation or
  depreciation of investments                        9,391        1,508,929         (4,243)       (5,992,054)    93,000
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    8,439        1,368,031          7,879        20,903,901     26,028
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              --            7,381             --        28,381,281        250
Net transfers(1)                                   (14,426)         175,407        (66,659)     (318,080,373)      (680)
Adjustments to net assets allocated to
  contracts in payment period                           --            8,420             --            42,128         --
Contract terminations:
    Surrender benefits and contract charges            (81)      (2,455,018)            --       (20,427,653)   (22,561)
    Death benefits                                 (36,741)         (30,165)            --        (2,475,070)    (2,323)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (51,248)      (2,293,975)       (66,659)     (312,559,687)   (25,314)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     78,883       11,524,411         77,956       375,946,472    214,511
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 36,074      $10,598,467       $ 19,176     $  84,290,686   $215,225
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              43,063        8,088,506         47,261       286,715,352    618,326
Contract purchase payments                              --            4,904             --        19,369,786        691
Net transfers(1)                                    (7,979)          91,688        (37,002)     (233,891,530)    (1,926)
Contract terminations:
    Surrender benefits and contract charges            (44)      (1,674,274)            --       (14,593,848)   (62,722)
    Death benefits                                 (17,818)         (20,948)            --        (1,785,224)    (6,413)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    17,222        6,489,876         10,259        55,814,536    547,956
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             OPPEN MAIN       PIMCO
                                                       OPPEN       OPPEN     ST SM MID       VIT ALL        PUT VT
                                                    HI INC VA,    MAIN ST     CAP VA,         ASSET,       DIV INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   SERV         VA          SERV        ADVISOR CL       CL IA
 OPERATIONS
Investment income (loss) -- net                     $   87,686   $    (13)  $   (55,536)  $   1,779,253   $  173,004
Net realized gain (loss) on sales of investments      (930,741)   (15,860)      138,832      (6,536,898)     (29,645)
Distributions from capital gains                            --         --            --              --           --
Net change in unrealized appreciation or
  depreciation of investments                        1,067,490     21,693     1,097,310      10,946,924          852
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      224,435      5,820     1,180,606       6,189,279      144,211
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              46,308         --        38,317      14,525,258          484
Net transfers(1)                                      (105,821)   (20,253)     (380,288)   (158,112,232)      (4,879)
Adjustments to net assets allocated to contracts
  in payment period                                         --         --        28,894              --         (909)
Contract terminations:
    Surrender benefits and contract charges           (368,315)   (39,117)   (1,049,067)     (4,182,049)    (163,920)
    Death benefits                                      (5,973)        --       (45,182)       (609,723)     (13,329)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (433,801)   (59,370)   (1,407,326)   (148,378,746)    (182,553)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,871,994    128,000     6,413,509     148,992,538    1,364,472
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,662,628   $ 74,450   $ 6,186,789   $   6,803,071   $1,326,130
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               5,362,330    143,682     4,770,285     145,831,419      688,207
Contract purchase payments                             122,847         --        27,935      13,903,808          233
Net transfers(1)                                      (267,291)   (23,018)     (271,016)   (149,163,400)      (2,374)
Contract terminations:
    Surrender benefits and contract charges           (978,021)   (47,672)     (726,674)     (3,982,740)     (79,550)
    Death benefits                                     (17,426)        --       (28,290)       (584,036)      (6,398)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,222,439     72,992     3,772,240       6,005,051      600,118
--------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    PUT VT      PUT VT           PUT VT          PUT VT        PUT VT
                                                   DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,   GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL IB        CL IA           CL IB            CL IA        CL IB
 OPERATIONS
Investment income (loss) -- net                   $  97,108    $  4,180        $    9,659      $   11,035   $    15,664
Net realized gain (loss) on sales of investments    (21,843)    (19,514)           26,057        (149,046)     (597,617)
Distributions from capital gains                         --          --                --              --            --
Net change in unrealized appreciation or
  depreciation of investments                          (286)     48,948           (33,754)        474,430     1,083,556
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    74,979      33,614             1,962         336,419       501,603
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               66         648             4,075           2,478        10,476
Net transfers(1)                                    (16,531)         --            57,875          34,883        60,540
Adjustments to net assets allocated to contracts
  in payment period                                      --          --                --            (546)           --
Contract terminations:
    Surrender benefits and contract charges        (134,480)    (31,729)         (420,709)       (199,201)   (1,035,027)
    Death benefits                                  (11,516)     (2,001)          (24,161)        (22,103)      (85,414)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (162,461)    (33,082)         (382,920)       (184,489)   (1,049,425)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     765,202     413,684         1,781,863       2,746,019     4,750,949
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 677,720    $414,216        $1,400,905      $2,897,949   $ 4,203,127
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              497,697     383,785         1,446,588       1,361,372     4,814,220
Contract purchase payments                               40         613             3,498           1,204        10,190
Net transfers(1)                                    (10,011)         --            46,189          16,846        42,308
Contract terminations:
    Surrender benefits and contract charges         (83,818)    (29,088)         (355,264)        (98,265)   (1,019,158)
    Death benefits                                   (7,161)     (1,764)          (19,606)        (11,008)      (79,245)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    396,747     353,546         1,121,405       1,270,149     3,768,315
-----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

STATEMENTS OF CHANGES IN NET ASSETS



                                                          PUT VT      PUT VT     PUT VT       PUT VT       PUT VT
                                                        HI YIELD,   HI YIELD,     INC,       INTL EQ,     INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                      CL IA       CL IB       CL IB       CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                         $  39,870    $ 23,610   $  6,038   $   325,993   $   15,152
Net realized gain (loss) on sales of investments          (41,980)    (19,067)     1,038    (1,060,303)      64,407
Distributions from capital gains                               --          --         --            --           --
Net change in unrealized appreciation or depreciation
  of investments                                           74,829      38,087     (1,599)    1,779,491       (7,012)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               72,719      42,630      5,477     1,045,181       72,547
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    520          30         --        35,252        1,293
Net transfers(1)                                          (14,780)     (5,478)     7,316      (212,735)       9,065
Adjustments to net assets allocated to contracts in
  payment period                                             (405)         --         --            --           --
Contract terminations:
    Surrender benefits and contract charges              (107,429)    (75,670)   (23,747)   (2,323,422)    (342,489)
    Death benefits                                         (8,861)     (3,546)        --      (134,844)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (130,955)    (84,664)   (16,431)   (2,635,749)    (332,131)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           643,529     399,149     74,988    15,487,395    1,090,979
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 585,293    $357,115   $ 64,034   $13,896,827   $  831,395
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    304,733     254,529     52,049    16,248,542    1,256,648
Contract purchase payments                                    235          18         --        37,213        1,301
Net transfers(1)                                           (6,686)     (3,338)     5,340      (181,149)       5,275
Contract terminations:
    Surrender benefits and contract charges               (48,855)    (46,507)   (15,886)   (2,288,357)    (398,685)
    Death benefits                                         (3,977)     (2,198)        --      (148,987)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          245,450     202,504     41,503    13,667,262      864,539
-------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   PUT VT        PUT VT           PUT VT         PUT VT       PUT VT
                                                 INTL VAL,   MULTI-CAP GRO,   MULTI-CAP GRO,   RESEARCH,   SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL IB          CL IA          CL IB(2)        CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                    $   86      $  (12,911)      $  (16,624)     $     34     $(11,606)
Net realized gain (loss) on sales of
  investments                                         (37)        (40,415)          27,346         3,948      (78,562)
Distributions from capital gains                       --              --               --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         216         328,872          537,882        17,288      286,895
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     265         275,546          548,604        21,270      196,727
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --           2,584            1,060            75       11,635
Net transfers(1)                                       --            (696)       4,375,053         6,874      (15,802)
Adjustments to net assets allocated to
  contracts in payment period                          --             (31)              (7)           --           --
Contract terminations:
    Surrender benefits and contract charges            (7)       (183,908)        (334,731)      (48,051)     (92,282)
    Death benefits                                     --          (6,062)              --            --       (2,319)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (7)       (188,113)       4,041,375       (41,102)     (98,768)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,712       1,684,181               --       167,212      870,815
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,970      $1,771,614       $4,589,979      $147,380     $968,774
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              4,115         939,508               --       170,511      929,261
Contract purchase payments                             --           1,398              438            --       11,586
Net transfers(1)                                       --            (165)       4,379,541         4,954      (11,193)
Contract terminations:
    Surrender benefits and contract charges            (6)       (101,403)        (315,151)      (46,925)     (92,478)
    Death benefits                                     --          (3,272)              --            --       (2,194)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,109         836,066        4,064,828       128,540      834,982
----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

STATEMENTS OF CHANGES IN NET ASSETS



                                                       PUT VT      PUT VT        ROYCE        ROYCE        THIRD
                                                      VOYAGER,    VOYAGER,    MICRO-CAP,     SM-CAP,        AVE
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    CL IA       CL IB      INVEST CL    INVEST CL       VAL
 OPERATIONS
Investment income (loss) -- net                       $    259   $     (822)  $    4,238   $  (19,151)  $   26,577
Net realized gain (loss) on sales of investments        (5,532)     (83,361)      13,978       56,299     (153,562)
Distributions from capital gains                            --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           60,271      278,296      413,971      204,893      253,010
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            54,998      194,113      432,187      242,041      126,025
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 568           18        3,583        6,081       13,848
Net transfers(1)                                            --       (3,237)    (135,250)     (50,056)     (97,522)
Adjustments to net assets allocated to contracts in
  payment period                                           (63)          --           --           --           --
Contract terminations:
    Surrender benefits and contract charges            (22,322)    (195,654)    (162,949)    (243,272)    (298,026)
    Death benefits                                        (864)     (14,789)    (147,522)        (533)          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (22,681)    (213,662)    (442,138)    (287,780)    (381,700)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        299,400    1,167,781    1,944,839    1,481,694    1,455,065
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $331,717   $1,148,232   $1,934,888   $1,435,955   $1,199,390
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 200,932      830,639      768,184      583,134      687,602
Contract purchase payments                                 366           12        1,319        2,421        6,898
Net transfers(1)                                            --       (2,362)     (53,561)     (19,560)     (48,885)
Contract terminations:
    Surrender benefits and contract charges            (14,307)    (132,359)     (63,759)     (90,885)    (143,005)
    Death benefits                                        (521)     (10,287)     (59,698)        (179)          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       186,470      685,643      592,485      474,931      502,610
------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.



 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                                  VP
                                                       VP            VP             VP            VP           DAVIS NY
                                                     AGGR,          AGGR,        CONSERV,      CONSERV,        VENTURE,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 2(2)        CL 4(2)       CL 2(2)        CL 4(2)          CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (164,483)  $ (3,858,765)  $  (151,519)  $ (2,987,879)  $  (1,646,766)
Net realized gain (loss) on sales of investments       85,785      1,054,691       129,644      1,188,051         874,958
Distributions from capital gains                           --             --            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       4,047,497     51,024,578       957,450     15,649,812      (3,377,296)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,968,799     48,220,504       935,575     13,849,984      (4,149,104)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         26,881,352      1,563,592    17,934,962      1,598,342      26,202,666
Net transfers(1)                                    6,579,466    377,458,191    12,221,754    308,071,755    (274,611,994)
Adjustments to net assets allocated to contracts
  in payment period                                        --             --            --             --              --
Contract terminations:
    Surrender benefits and contract charges          (147,875)   (12,728,282)   (2,218,123)   (30,218,638)     (6,041,112)
    Death benefits                                    (92,370)      (831,466)           --     (2,732,098)       (984,754)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     33,220,573    365,462,035    27,938,593    276,719,361    (255,435,194)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --             --            --             --     266,940,294
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $37,189,372   $413,682,539   $28,874,168   $290,569,345   $   7,355,996
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --             --            --             --     345,533,271
Contract purchase payments                         27,169,488      1,588,600    17,836,297      1,589,498      30,504,736
Net transfers(1)                                    6,287,311    382,095,738    12,073,486    310,194,424    (358,422,266)
Contract terminations:
    Surrender benefits and contract charges          (133,551)   (12,440,407)   (2,187,163)   (29,763,449)     (7,674,751)
    Death benefits                                    (85,118)      (798,519)           --     (2,704,833)     (1,256,361)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   33,238,130    370,445,412    27,722,620    279,315,640       8,684,629
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

STATEMENTS OF CHANGES IN NET ASSETS



                                                    VP
                                                  GS MID         VP              VP              VP              VP
                                                 CAP VAL,       MOD,            MOD,          MOD AGGR,       MOD AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 3        CL 2(2)         CL 4(2)         CL 2(2)         CL 4(2)
 OPERATIONS
Investment income (loss) -- net                   $  (765)  $ (1,416,802)  $  (22,976,754)  $   (893,505)  $  (12,601,022)
Net realized gain (loss) on sales of
  investments                                      (1,405)       215,520        4,878,913        199,398        3,605,921
Distributions from capital gains                       --             --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                      16,957     22,374,981      221,366,593     17,214,783      144,133,650
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  14,787     21,173,699      203,268,752     16,520,676      135,138,549
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            240    227,576,087       12,664,951    144,355,435        5,777,130
Net transfers(1)                                   49,169     52,799,139    2,308,493,494     30,708,093    1,236,849,316
Adjustments to net assets allocated to
  contracts in payment period                          --             --               --             --               --
Contract terminations:
    Surrender benefits and contract charges        (1,749)      (586,418)    (110,839,582)       (94,377)     (45,780,717)
    Death benefits                                     --       (865,379)     (13,883,295)            --       (5,658,705)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     47,660    278,923,429    2,196,435,568    174,969,151    1,191,187,024
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    34,799             --               --             --               --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $97,246   $300,097,128   $2,399,704,320   $191,489,827   $1,326,325,573
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             32,169             --               --             --               --
Contract purchase payments                            256    225,780,780       12,676,443    143,265,846        5,747,026
Net transfers(1)                                   44,698     50,734,023    2,312,164,440     29,574,958    1,241,232,214
Contract terminations:
    Surrender benefits and contract charges        (1,717)      (559,506)    (107,913,643)       (88,169)     (44,313,085)
    Death benefits                                     --       (802,712)     (13,455,021)            --       (5,485,613)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   75,406    275,152,585    2,203,472,219    172,752,635    1,197,180,542
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.



 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   VP
                                                     VP             VP          PTNRS SM
                                                MOD CONSERV,   MOD CONSERV,     CAP VAL,        WANGER         WANGER
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)        CL 4(2)         CL 3           INTL            USA
 OPERATIONS
Investment income (loss) -- net                  $  (344,688)  $ (3,990,229)  $   (927,881)  $   (252,525)  $   (871,250)
Net realized gain (loss) on sales of
  investments                                        147,237      1,063,393       (232,437)    (3,855,760)    (3,802,097)
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      3,842,780     29,762,548     13,226,754      8,283,946     13,157,315
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        3,645,329     26,835,712     12,066,436      4,175,661      8,483,968
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        51,891,633      2,127,286        150,169      8,379,867      5,736,302
Net transfers(1)                                  14,812,037    407,310,188    (13,548,002)   (88,148,509)   (68,323,675)
Adjustments to net assets allocated to
  contracts in payment period                             --             --             --         40,362             --
Contract terminations:
    Surrender benefits and contract charges         (337,826)   (21,963,487)    (6,714,713)    (4,870,635)    (4,885,356)
    Death benefits                                  (491,186)    (3,938,450)      (658,045)      (731,523)      (595,527)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    65,874,658    383,535,537    (20,770,591)   (85,330,438)   (68,068,256)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --             --     63,860,882    112,926,525     92,855,306
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $69,519,987   $410,371,249   $ 55,156,727   $ 31,771,748   $ 33,271,018
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --             --     49,240,021     73,364,168     82,792,618
Contract purchase payments                        51,482,669      2,127,012        102,908      6,876,895      5,263,398
Net transfers(1)                                  14,490,717    408,035,271     (9,506,245)   (61,454,713)   (60,238,133)
Contract terminations:
    Surrender benefits and contract charges         (322,474)   (21,443,432)    (4,832,012)    (2,894,118)    (4,054,835)
    Death benefits                                  (488,983)    (3,890,474)      (470,758)      (452,377)      (498,743)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  65,161,929    384,828,377     34,533,914     15,439,855     23,264,305
------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

STATEMENTS OF CHANGES IN NET ASSETS



                                                   WF ADV VT        WF ADV VT    WF ADV VT       WF ADV VT      WF ADV VT
                                              INDEX ASSET ALLOC,    INTL EQ,      INTL EQ,    INTRINSIC VAL,   OMEGA GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL 2             CL 1          CL 2           CL 2           CL 1
 OPERATIONS
Investment income (loss) -- net                   $    36,177      $   (2,646)  $  (125,434)    $  (105,207)   $   (6,152)
Net realized gain (loss) on sales of
  investments                                        (344,412)       (117,120)   (1,223,452)       (124,047)      145,976
Distributions from capital gains                           --          40,067       679,059              --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,434,547         242,340     3,220,507       1,968,335       156,317
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,126,312         162,641     2,550,680       1,739,081       296,141
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             59,061              --        40,165          16,082         2,592
Net transfers(1)                                     (146,323)        (76,899)     (613,658)     (7,034,159)      (14,028)
Adjustments to net assets allocated to
  contracts in payment period                              --             177        (1,936)             --           119
Contract terminations:
    Surrender benefits and contract charges        (1,706,586)       (336,938)   (3,786,621)     (2,138,481)     (413,503)
    Death benefits                                    (49,292)             --      (179,319)       (338,719)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (1,843,140)       (413,660)   (4,541,369)     (9,495,277)     (424,820)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    10,893,154       1,400,863    21,191,749      20,560,074     1,933,452
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $10,176,326      $1,149,844   $19,201,060     $12,803,878    $1,804,773
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             11,142,040       1,085,201    15,437,074      20,897,351     2,147,446
Contract purchase payments                             60,917              --        27,351          15,578         2,924
Net transfers(1)                                     (145,742)        (64,596)     (478,307)     (7,123,355)       (8,304)
Contract terminations:
    Surrender benefits and contract charges        (1,688,023)       (248,440)   (2,666,372)     (2,072,096)     (445,956)
    Death benefits                                    (49,845)             --      (125,918)       (326,834)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    9,319,347         772,165    12,193,828      11,390,644     1,696,110
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.



 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                              WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT         WF ADV VT
                                              OMEGA GRO,   SM CAP GRO,   SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2          CL 2        CL 1(2)       CL 2(2)            CL 2
 OPERATIONS
Investment income (loss) -- net              $  (427,851)  $  (102,294)   $  (21,929)  $   (55,641)     $    892,713
Net realized gain (loss) on sales of
  investments                                  2,297,386       (29,352)       56,027       133,031         2,862,428
Distributions from capital gains                      --            --            --            --           584,753
Net change in unrealized appreciation or
  depreciation of investments                  8,519,070     2,872,951       729,527     1,690,102        (1,960,741)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   10,388,605     2,741,305       763,625     1,767,492         2,379,153
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        65,993        33,677         8,785         4,889            89,988
Net transfers(1)                              24,780,868     7,183,527     3,591,402     8,701,609        (3,202,771)
Adjustments to net assets allocated to
  contracts in payment period                         --            --            --            --                --
Contract terminations:
    Surrender benefits and contract charges   (5,860,109)   (1,164,231)     (437,844)   (1,235,887)       (7,417,286)
    Death benefits                              (284,382)      (96,980)       (4,763)     (105,468)         (490,176)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                18,702,370     5,955,993     3,157,580     7,365,143       (11,020,245)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               25,467,514     3,392,391            --            --        58,457,774
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $54,558,489   $12,089,689    $3,921,205   $ 9,132,635      $ 49,816,682
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        17,015,872     6,870,172            --            --        41,983,519
Contract purchase payments                        42,000        46,538         7,941         4,012            64,338
Net transfers(1)                              17,955,237     9,074,333     3,595,972     8,725,239        (1,134,618)
Contract terminations:
    Surrender benefits and contract charges   (3,815,375)   (1,683,090)     (388,558)   (1,146,820)       (5,223,742)
    Death benefits                              (186,594)     (148,531)       (4,314)      (92,125)         (331,151)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              31,011,140    14,159,422     3,211,041     7,490,306        35,358,346
-----------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

(2)    For the period July 16, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select) RiverSource(R) Builder Select Variable Annuity (Builder Select)
RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select) RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)
RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio) * RiverSource(R) Personal Portfolio Plus Variable Annuity (Personal Portfolio
Plus)*
RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2)) *
RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B            AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I

-




 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col VP Asset Alloc, Cl 1           Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
Col VP Hi Inc, Cl 1                Columbia Variable Portfolio - High Income Fund (Class 1)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 1            Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)(1)
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund
                                     (Class 2)
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
Col VP Short Duration, Cl 1        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class
                                     1)(2)
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
Col VP Sm Cap Val, Cl 2            Columbia Variable Portfolio - Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1             Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init            The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Bal, Serv Cl               Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2             Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl        Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl               Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl            Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2          Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2     FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2

-




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Strategic Gro, Inst         Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst     Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                     Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VanK VI Val Opp, Ser II    Invesco Van  Kampen V.I. Value Opportunities Fund, Series II Shares
                                     (previously Invesco V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares(3)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares(4)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares(5)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares(6)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser    Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  II
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Invesco VanK VI Gro & Inc, Ser II  Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
JPM Ins Trust U.S. Eq, Cl 1        JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares
Lazard Retire U.S. Strategic,      Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
  Serv
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class I
LVIP Baron Gro Opp, Serv Cl        LVIP Baron Growth Opportunities Fund - Service Class
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl             MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl             MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl          MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl I         Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares
MS UIF U.S. Real Est, Cl II        Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA      Oppenheimer Global Strategic Income Fund/VA
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                   Oppenheimer Main Street Fund(R)/VA
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA            Putnam VT Global Equity Fund - Class IA Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                  Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro, Cl IB             Putnam VT International Growth Fund - Class IB Shares
Put VT Intl Val, Cl IB             Putnam VT International Value Fund - Class IB Shares

-




 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(7)
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Voyager, Cl IA              Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl            Royce Capital Fund - Small-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 1            Wells Fargo Advantage VT International Equity Fund - Class 1
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(8)
WF Adv VT Intrinsic Val, Cl 2      Wells Fargo Advantage VT Intrinsic Value Fund - Class 2(9)
WF Adv VT Omega Gro, Cl 1          Wells Fargo Advantage VT Omega Growth Fund - Class 1
WF Adv VT Omega Gro, Cl 2          Wells Fargo Advantage VT Omega Growth Fund - Class 2(10)
WF Adv VT Opp, Cl 1                Wells Fargo Advantage VT Opportunity Fund - Class 1(11)
WF Adv VT Opp, Cl 2                Wells Fargo Advantage VT Opportunity Fund - Class 2(12)
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2(13)
WF Adv VT Sm Cap Val, Cl 1         Wells Fargo Advantage VT Small Cap Value Fund - Class 1(14)
WF Adv VT Sm Cap Val, Cl 2         Wells Fargo Advantage VT Small Cap Value Fund - Class 2(15)
WF Adv VT Total Return Bond, Cl 2  Wells Fargo Advantage VT Total Return Bond Fund - Class 2(16)
--------------------------------------------------------------------------------------------------------------





   (1) Columbia Large Cap Growth Fund, Variable Series, Class A merged into Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) on April 29, 2011.


   (2) Columbia Federal Securities Fund, Variable Series, Class A merged into Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class
       1) on April 29, 2011.


   (3) Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.


   (4) Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.


   (5) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.


   (6) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.


   (7) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.


   (8) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.


   (9) Wells Fargo Advantage VT C&B Large Cap Value Fund merged into Wells Fargo Advantage VT Equity Income Fund on July 16, 2010. In addition, Wells Fargo Advantage VT Equity Income Fund changed its name to Wells Fargo Advantage VT Intrinsic Value Fund - Class 2.


  (10) Wells Fargo Advantage VT Large Company Growth Fund merged into Evergreen VA Omega Fund - Class 2 on July 16, 2010. In addition, Evergreen VA Omega Fund - Class 2 changed its name to Wells Fargo Advantage VT Omega Growth Fund - Class 2.


  (11) Wells Fargo Advantage VT Core Equity Fund - Class 1 merged into Wells Fargo Advantage VT Opportunity Fund - Class 1 on Aug. 26, 2011.


  (12) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.


  (13) Evergreen VA Growth Fund - Class 2 merged into Wells Fargo Advantage VT Small Cap Growth Fund - Class 2 on July 16, 2010.


  (14) Evergreen VA Special Values Fund - Class 1 merged into Wells Fargo Advantage VT Small Cap Value Fund - Class 1 on July 16, 2010.


  (15) Evergreen VA Special Values Fund - Class 2 merged into Wells Fargo Advantage VT Small Cap Value Fund - Class 2 on July 16, 2010.


  (16) Evergreen VA Core Bond Fund - Class 2 merged into Wells Fargo Advantage VT Total Return Bond Fund - Class 2 on July 16, 2010.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.


RiverSource Life serves as issuer of the contract.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.


VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------




 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Builder Select                 1.25% to 1.95%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.85% to 1.85%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus        1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.30% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------



4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

5. WITHDRAWAL CHARGES
RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.




FEE AGREEMENT:                                  FEES PAID TO:
----------------------------------------------------------------------------------------------
Investment Management Services Agreement        Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Administrative Services Agreement               Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement         Columbia Management Investment Services Corp.
----------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to  Columbia Management Investment Distributors,
  Rule 12b-1                                      Inc.
----------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:


DIVISION                              PURCHASES
-----------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B      $       383,014
AB VPS Global Thematic Gro, Cl B              209,587
AB VPS Gro & Inc, Cl B                        306,992
AB VPS Inter Bond, Cl B                       187,782
AB VPS Intl Val, Cl B                       7,053,288
AB VPS Lg Cap Gro, Cl B                       133,091
AC VP Inc & Gro, Cl I                           7,637
AC VP Inflation Prot, Cl II                 7,881,863
AC VP Intl, Cl II                                 265
AC VP Mid Cap Val, Cl II                      103,756
AC VP Ultra, Cl II                            201,806
AC VP Val, Cl I                                13,083
AC VP Val, Cl II                              123,661
Col VP Asset Alloc, Cl 1                        2,604
Col VP Bal, Cl 3                              188,631
Col VP Cash Mgmt, Cl 3                     22,287,225
Col VP Div Bond, Cl 3                       4,106,903
Col VP Div Eq Inc, Cl 3                     3,024,774
Col VP Dyn Eq, Cl 3                           595,520
Col VP Emer Mkts Opp, Cl 3                  5,523,274
Col VP Global Inflation Prot Sec, Cl
  3                                         2,983,744
Col VP Hi Inc, Cl 1                            26,914
Col VP Hi Inc, Cl 2                         1,603,294
Col VP Hi Yield Bond, Cl 3                  6,945,711
Col VP Inc Opp, Cl 3                        1,292,526
Col VP Intl Opp, Cl 3                          22,748
Col VP Lg Cap Gro, Cl 1                       578,997
Col VP Lg Cap Gro, Cl 3                       198,503
Col VP Marsico Gro, Cl 1                      791,784
Col VP Marsico Intl Opp, Cl 2                  27,786
Col VP Mid Cap Gro Opp, Cl 3                  370,275
Col VP Mid Cap Val Opp, Cl 3                   45,892
Col VP S&P 500, Cl 3                          387,730
Col VP Select Lg Cap Val, Cl 3                    388
Col VP Select Sm Cap Val, Cl 3                217,149
Col VP Short Duration, Cl 1                 1,025,543
Col VP Short Duration, Cl 3                 3,167,908
Col VP Sm Cap Val, Cl 2                     1,323,829
Col VP Sm Co Gro, Cl 1                            524
CS Commodity Return                           155,624
Drey IP MidCap Stock, Serv                        782
Drey IP Tech Gro, Serv                        449,416
Drey Soc Resp Gro, Init                        23,363
Drey VIF Appr, Serv                             8,908
Drey VIF Intl Eq, Serv                         23,351
Drey VIF Intl Val, Serv                        34,533
EV VT Floating-Rate Inc                     2,986,547
Fid VIP Bal, Serv Cl                            6,058
Fid VIP Bal, Serv Cl 2                          4,138
Fid VIP Contrafund, Serv Cl                   180,690
Fid VIP Contrafund, Serv Cl 2               3,052,977
Fid VIP Dyn Appr, Serv Cl 2                    47,220
Fid VIP Gro & Inc, Serv Cl                    137,211
Fid VIP Gro & Inc, Serv Cl 2                      995
Fid VIP Gro, Serv Cl                            6,046
Fid VIP Gro, Serv Cl 2                        136,722
Fid VIP Hi Inc, Serv Cl                       193,284
Fid VIP Hi Inc, Serv Cl 2                      76,465
Fid VIP Invest Gr, Serv Cl 2                4,606,256
Fid VIP Mid Cap, Serv Cl                      276,609
Fid VIP Mid Cap, Serv Cl 2                  1,567,710
Fid VIP Overseas, Serv Cl                      23,525



 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                              PURCHASES
-----------------------------------------------------
Fid VIP Overseas, Serv Cl 2           $     1,913,708
FTVIPT Frank Global Real Est, Cl 2            610,614
FTVIPT Frank Inc Sec, Cl 2                  2,259,816
FTVIPT Frank Rising Divd, Cl 2                 52,888
FTVIPT Frank Sm Cap Val, Cl 2                 229,759
FTVIPT Frank Sm Mid Cap Gro, Cl 2             117,693
FTVIPT Mutual Shares Sec, Cl 2              1,780,738
FTVIPT Temp Dev Mkts Sec, Cl 2                 58,903
FTVIPT Temp For Sec, Cl 2                     307,303
FTVIPT Temp Global Bond, Cl 2               5,233,453
FTVIPT Temp Gro Sec, Cl 2                     170,922
GS VIT Mid Cap Val, Inst                    1,926,161
GS VIT Strategic Gro, Inst                      1,781
GS VIT Strategic Intl Eq, Inst                 15,397
GS VIT Structd U.S. Eq, Inst                  122,482
Invesco VanK VI Val Opp, Ser II               984,093
Invesco VI Cap Appr, Ser I                    158,085
Invesco VI Cap Appr, Ser II                    46,711
Invesco VI Cap Dev, Ser I                       5,032
Invesco VI Cap Dev, Ser II                    149,309
Invesco VI Core Eq, Ser I                     366,042
Invesco VI Core Eq, Ser II                      9,412
Invesco VI Global Hlth, Ser II                 58,637
Invesco VI Intl Gro, Ser I                     23,009
Invesco VI Intl Gro, Ser II                   609,410
Invesco VI Mid Cap Core Eq, Ser II            182,388
Invesco VanK VI Comstock, Ser II            3,803,311
Invesco VanK VI Gro & Inc, Ser II              27,182
Janus Aspen Bal, Inst                         230,057
Janus Aspen Enterprise, Serv                    5,772
Janus Aspen Global Tech, Serv                   4,685
Janus Aspen Janus, Serv                       575,335
Janus Aspen Overseas, Serv                    235,739
Janus Aspen World, Inst                         6,127
JPM Ins Trust U.S. Eq, Cl 1                     6,843
Lazard Retire Intl Eq, Serv                    24,035
Lazard Retire U.S. Strategic, Serv              2,881
LM CB Var Sm Cap Gro, Cl I                    254,475
LVIP Baron Gro Opp, Serv Cl                    28,065
MFS Inv Gro Stock, Serv Cl                     82,238
MFS Inv Trust, Init Cl                         25,097
MFS Inv Trust, Serv Cl                          4,187
MFS New Dis, Init Cl                          185,566
MFS New Dis, Serv Cl                          534,667
MFS Research, Init Cl                          80,900
MFS Total Return, Init Cl                      31,090
MFS Total Return, Serv Cl                   1,191,022
MFS Utilities, Init Cl                        389,248
MFS Utilities, Serv Cl                        290,061
MS UIF Global Real Est, Cl II                 249,948
MS UIF Mid Cap Gro, Cl II                      61,076
MS UIF U.S. Real Est, Cl I                     45,530
MS UIF U.S. Real Est, Cl II                   178,147
Oppen Cap Appr VA                               4,782
Oppen Cap Appr VA, Serv                       457,317
Oppen Global Sec VA                               449
Oppen Global Sec VA, Serv                     333,142
Oppen Global Strategic Inc VA                     860
Oppen Global Strategic Inc VA, Srv          6,155,789
Oppen Hi Inc VA                                25,582
Oppen Hi Inc VA, Serv                         193,001
Oppen Main St VA                                  603
Oppen Main St Sm Mid Cap VA, Serv             262,515
PIMCO VIT All Asset, Advisor Cl             1,166,547
Put VT Div Inc, Cl IA                         184,754
Put VT Div Inc, Cl IB                          63,910
Put VT Global Eq, Cl IA                         9,259
Put VT Global Hlth Care, Cl IB                 75,299
Put VT Gro & Inc, Cl IA                        45,406
Put VT Gro & Inc, Cl IB                       116,448
Put VT Hi Yield, Cl IA                         49,230
Put VT Hi Yield, Cl IB                         61,450
Put VT Inc, Cl IB                               8,549
Put VT Intl Eq, Cl IB                         779,479
Put VT Intl Gro, Cl IB                         29,146
Put VT Intl Val, Cl IB                            122
Put VT Multi-Cap Gro, Cl IA                    11,450
Put VT Multi-Cap Gro, Cl IB                    98,439
Put VT Research, Cl IB                         10,478
Put VT Sm Cap Val, Cl IB                       81,453
Put VT Voyager, Cl IA                           1,126
Put VT Voyager, Cl IB                           9,714
Royce Micro-Cap, Invest Cl                     78,838
Royce Sm-Cap, Invest Cl                        60,092
Third Ave Val                                  61,336
VP Aggr, Cl 2                               4,804,248
VP Aggr, Cl 4                              12,335,189
VP Conserv, Cl 2                           38,080,019
VP Conserv, Cl 4                           87,086,353
VP Davis NY Venture, Cl 3                     578,744
VP GS Mid Cap Val, Cl 3                            53
VP Mod, Cl 2                               49,896,853
VP Mod, Cl 4                               83,466,227
VP Mod Aggr, Cl 2                          30,917,585
VP Mod Aggr, Cl 4                          30,242,566
VP Mod Conserv, Cl 2                       23,903,611
VP Mod Conserv, Cl 4                       36,537,286
VP Ptnrs Sm Cap Val, Cl 3                   1,910,505
Wanger Intl                                 5,553,791
Wanger USA                                  3,649,136
WF Adv VT Index Asset Alloc, Cl 2             505,366
WF Adv VT Intl Eq, Cl 1                        54,531
WF Adv VT Intl Eq, Cl 2                     1,573,373
WF Adv VT Intrinsic Val, Cl 2                 225,854
WF Adv VT Omega Gro, Cl 1                      46,113
WF Adv VT Omega Gro, Cl 2                   1,645,050
WF Adv VT Opp, Cl 1                           708,153
WF Adv VT Opp, Cl 2                         9,899,799
WF Adv VT Sm Cap Gro, Cl 2                    447,811
WF Adv VT Sm Cap Val, Cl 1                     48,990
WF Adv VT Sm Cap Val, Cl 2                    192,883
WF Adv VT Total Return Bond, Cl 2           5,014,809
-----------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2011:




                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.06             $0.40             $1.09             $  --             $0.83
1.05%                                             1.06              0.81              0.94                --              0.59
1.10%                                             1.06              0.40              1.08                --                --
1.15%                                             1.06              0.81              1.09                --              0.97
1.20%                                             1.06              0.94              1.19                --              0.59
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.05              0.39              1.06                --              0.59
1.30%                                             1.05              1.31              1.46                --              0.96
1.35%                                             1.05              0.39              1.05                --              0.96
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.05              0.60              1.35              1.64              0.95
1.45%                                             1.05              0.92              1.17                --              0.95
1.50%                                             1.05              0.35              1.34              1.50              0.94
1.55%                                             1.04              1.29              1.43                --              0.94
1.60%                                             1.04              0.38              1.33              1.61              0.94
1.65%                                             1.04              1.27              1.41                --              0.93
1.70%                                             1.04              1.20              1.32                --              0.93
1.75%                                             1.04              0.90              1.14                --              0.93
1.80%                                             1.04              1.19              1.29                --              0.92
1.85%                                             1.03              1.25              1.39                --              0.92
1.90%                                             1.03              0.78              1.03                --              0.92
1.95%                                             1.03              0.78              1.03                --              0.91
2.00%                                             1.03              0.78              1.03                --              0.91
2.05%                                             1.03              0.77              1.02                --              0.91
2.10%                                             1.03              0.77              1.02                --              0.90
2.15%                                             1.02              0.77              1.01                --              0.90
2.20%                                             1.02              0.77              1.01                --              0.90
2.25%                                               --              0.90              1.16                --              0.81
-----------------------------------------------------------------------------------------------------------------------------------





 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AB VPS             AC VP             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.62             $  --             $  --             $  --             $1.22
1.05%                                               --                --              1.35              0.89              1.00
1.10%                                             0.62                --                --                --                --
1.15%                                               --                --              1.40              1.26              0.99
1.20%                                             1.15                --              1.34              0.88              0.99
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.60                --              1.33              0.88              0.99
1.30%                                             1.38                --              1.39              1.25              0.99
1.35%                                             0.60                --              1.38              1.24              0.98
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.72              1.32              1.37              0.87              0.98
1.45%                                             1.12                --              1.37              1.23              0.98
1.50%                                             0.59                --              1.36              1.23              0.98
1.55%                                             1.35                --              1.36              1.22              0.98
1.60%                                             0.63                --              1.35              0.86              0.97
1.65%                                             1.34                --              1.35              1.21              0.97
1.70%                                             1.20                --              1.34              1.21              0.97
1.75%                                             1.10                --              1.34              1.20              0.97
1.80%                                             1.19                --              1.33              1.20              0.96
1.85%                                             1.32                --              1.33              1.19              0.96
1.90%                                               --                --              1.32              1.19              0.96
1.95%                                               --                --              1.32              1.19              0.96
2.00%                                               --                --              1.31              1.18              0.95
2.05%                                               --                --              1.31              1.18              0.95
2.10%                                               --                --              1.30              1.17              0.95
2.15%                                               --                --              1.30              1.17              0.95
2.20%                                               --                --              1.29              1.16              0.95
2.25%                                               --                --                --                --              1.18
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

                                                 AC VP             AC VP             AC VP            COL VP            COL VP
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,          BAL,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.18             $  --             $1.15             $  --             $1.09
1.05%                                             1.02                --              1.00                --                --
1.10%                                               --                --                --                --              1.08
1.15%                                             1.07                --              1.19              1.57              1.14
1.20%                                             1.01                --              1.00                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.00                --              0.99              1.55              1.13
1.30%                                             1.06                --              1.17                --                --
1.35%                                             1.06                --              1.17                --              1.05
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.00              1.90              1.16                --              2.13
1.45%                                             1.05                --              1.16                --                --
1.50%                                             1.05                --              1.15                --              0.99
1.55%                                             1.04                --              1.15                --                --
1.60%                                             0.98                --              1.15                --              1.02
1.65%                                             1.03                --              1.14                --                --
1.70%                                             1.03                --              1.14                --              1.13
1.75%                                             1.03                --              1.13                --                --
1.80%                                             1.02                --              1.13                --              1.10
1.85%                                             1.02                --              1.12                --                --
1.90%                                             1.01                --              1.12                --                --
1.95%                                             1.01                --              1.12                --                --
2.00%                                             1.01                --              1.11                --                --
2.05%                                             1.00                --              1.11                --                --
2.10%                                             1.00                --              1.10                --                --
2.15%                                             0.99                --              1.10                --                --
2.20%                                             0.99                --              1.09                --                --
2.25%                                             1.15                --              1.12                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               COL VP            COL VP            COL VP            COL VP            COL VP
                                             CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,       EMER MKTS OPP,
SUBACCOUNT                                      CL 3              CL 3              CL 3              CL 3              CL 3
                                          ----------------------------------------------------------------------------------------
1.00%                                           $1.13             $1.44             $1.48             $0.94             $0.97
1.05%                                            1.04              1.29              0.92              0.94              1.13
1.10%                                            1.07              1.43              1.46              0.94                --
1.15%                                            1.13              1.59              1.50              1.09              2.50
1.20%                                            1.05              1.34              1.62              0.71              1.12
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                            1.12              1.58              1.49              0.71              2.47
1.30%                                            1.04              1.35              1.91              1.08              2.02
1.35%                                            1.08              1.40              1.43              1.07              2.01
1.40%                                              --                --              1.46                --                --
1.40%                                              --                --              1.58                --                --
1.40%                                            1.30              2.04                --              1.58              2.00
1.45%                                            1.03              1.31              1.57              0.69              1.99
1.50%                                            1.06              1.51              1.56              0.69              1.99
1.55%                                            1.01              1.32              1.87              1.06              1.98
1.60%                                            1.05              1.49              1.54              0.69              1.97
1.65%                                            1.01              1.31              1.53              0.67              1.96
1.70%                                            0.98              1.32              1.52              0.67              1.96
1.75%                                            1.01              1.28              1.39              1.04              1.95
1.80%                                            0.98              1.27              1.39              1.34              1.94
1.85%                                            0.99              1.28              1.81              1.03              1.93
1.90%                                            1.00              1.25              1.25              1.03              1.93
1.95%                                            1.00              1.25              1.24              1.02              1.92
2.00%                                            0.99              1.25              1.24              1.02              1.91
2.05%                                            0.99              1.24              1.23              1.02              1.91
2.10%                                            0.99              1.24              1.23              1.01              1.90
2.15%                                            0.98              1.23              1.23              1.01              1.89
2.20%                                            0.98              1.23              1.22              1.00              1.88
2.25%                                            0.96              1.09              1.09              1.21              0.94
----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

                                                COL VP
                                           GLOBAL INFLATION       COL VP            COL VP           COL VP HI          COL VP
                                               PROT SEC,          HI INC,           HI INC,         YIELD BOND,        INC OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 2              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.10             $  --             $1.19             $1.21             $1.20
1.05%                                             1.29                --              1.33              1.42              1.42
1.10%                                               --                --                --                --                --
1.15%                                             1.28              1.33              1.32              1.81              1.59
1.20%                                             1.28                --              1.32              1.75              1.41
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.28              1.32              1.32              1.79              1.40
1.30%                                             1.27                --              1.31              1.61              1.60
1.35%                                             1.27                --              1.31              1.61              1.59
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.27                --              1.31              1.71              1.39
1.45%                                             1.26                --              1.30              1.66              1.58
1.50%                                             1.26                --              1.30              1.64              1.57
1.55%                                             1.26                --              1.30              1.58              1.57
1.60%                                             1.25                --              1.29              1.64              1.37
1.65%                                             1.25                --              1.29              1.63              1.55
1.70%                                             1.25                --              1.28              1.61              1.55
1.75%                                             1.24                --              1.28              1.56              1.54
1.80%                                             1.24                --              1.28              1.70              1.54
1.85%                                             1.23                --              1.27              1.55              1.53
1.90%                                             1.23                --              1.27              1.54              1.52
1.95%                                             1.23                --              1.27              1.54              1.52
2.00%                                             1.22                --              1.26              1.53              1.51
2.05%                                             1.22                --              1.26              1.52              1.51
2.10%                                             1.22                --              1.26              1.52              1.50
2.15%                                             1.21                --              1.25              1.51              1.50
2.20%                                             1.21                --              1.25              1.51              1.49
2.25%                                             1.08                --              1.16              1.18              1.17
-----------------------------------------------------------------------------------------------------------------------------------





 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP            MARSICO
                                               INTL OPP,        LG CAP GRO,       LG CAP GRO,      MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 3              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.00             $  --             $1.05             $1.18             $0.94
1.05%                                             0.86                --              0.89              0.98              0.74
1.10%                                               --                --              1.04                --                --
1.15%                                             1.27              0.88              1.07              0.98              0.74
1.20%                                             0.86                --              1.11              0.97              0.73
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.85              0.88              1.02              0.97              0.73
1.30%                                             1.26                --              1.28              0.97              0.73
1.35%                                             1.26                --              1.02              0.97              0.73
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.41                --              0.46              0.96              0.73
1.45%                                             1.25                --              1.09              0.96              0.73
1.50%                                             1.24                --              0.45              0.96              0.72
1.55%                                             1.24                --              1.26              0.96              0.72
1.60%                                             0.84                --              0.47              0.95              0.72
1.65%                                             1.23                --              1.24              0.95              0.72
1.70%                                             1.22                --              1.02              0.95              0.72
1.75%                                             1.22                --              1.06              0.95              0.72
1.80%                                             1.21                --              1.01              0.95              0.71
1.85%                                             1.21                --              1.22              0.94              0.71
1.90%                                             1.20                --              1.01              0.94              0.71
1.95%                                             1.20                --              1.00              0.94              0.71
2.00%                                             1.19                --              1.00              0.94              0.71
2.05%                                             1.19                --              0.99              0.93              0.71
2.10%                                             1.19                --              0.99              0.93              0.70
2.15%                                             1.18                --              0.99              0.93              0.70
2.20%                                             1.18                --              0.98              0.93              0.70
2.25%                                             0.97                --              1.13              1.15              0.92
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

                                                COL VP            COL VP                              COL VP            COL VP
                                                MID CAP           MID CAP           COL VP           SELECT LG         SELECT SM
                                               GRO OPP,          VAL OPP,          S&P 500,          CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.51             $1.16             $0.93             $  --             $1.41
1.05%                                             1.00              0.83              1.00              0.94                --
1.10%                                             1.49                --              0.91                --              1.40
1.15%                                             1.20              0.83              0.93              1.14              1.53
1.20%                                             1.22              0.83              1.24              0.93              1.20
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.92                --                --
1.25%                                               --                --              0.90                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.47              0.82                --              0.93              1.51
1.30%                                             1.50              0.82              1.50              1.13                --
1.35%                                             1.46              0.82              0.89              1.12              1.36
1.40%                                               --                --                --                --              1.28
1.40%                                               --                --                --                --              1.17
1.40%                                             1.45              0.82              1.49              0.92                --
1.45%                                             1.20              0.82              1.21              1.12              1.16
1.50%                                             1.44              0.81              1.21              1.11              1.15
1.55%                                             1.47              0.81              1.46              1.11                --
1.60%                                             1.42              0.81              1.46              0.91              1.28
1.65%                                             1.46              0.81              1.45              1.10              1.13
1.70%                                             1.41              0.81              1.12              1.09              1.13
1.75%                                             1.17              0.80              1.18              1.09                --
1.80%                                             1.40              0.80              1.12              1.09              1.40
1.85%                                             1.43              0.80              1.42              1.08                --
1.90%                                             1.13              0.80              1.11              1.08                --
1.95%                                             1.12              0.80              1.10              1.07                --
2.00%                                             1.12              0.80              1.10              1.07                --
2.05%                                             1.12              0.79              1.09              1.07                --
2.10%                                             1.11              0.79              1.09              1.06                --
2.15%                                             1.11              0.79              1.09              1.06                --
2.20%                                             1.10              0.79              1.08              1.05                --
2.25%                                               --              1.13              1.14                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP            COL VP            COL VP              CS
                                            SHORT DURATION,   SHORT DURATION,     SM CAP VAL,       SM CO GRO,         COMMODITY
SUBACCOUNT                                       CL 1              CL 3              CL 2              CL 1             RETURN
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.30             $1.24             $  --             $1.03
1.05%                                               --              1.10              1.02                --              0.85
1.10%                                               --              1.28                --                --                --
1.15%                                             0.99              1.10              1.41              1.80              0.85
1.20%                                               --              1.28              1.01                --              0.85
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.27                --                --                --
1.25%                                               --              1.27                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.99                --              1.01              1.79              0.85
1.30%                                               --              1.08              1.40                --              0.84
1.35%                                               --              1.26              1.39                --              0.84
1.40%                                               --              1.25                --                --                --
1.40%                                               --              1.25                --                --                --
1.40%                                               --                --              1.00                --              0.84
1.45%                                               --              1.23              1.38                --              0.84
1.50%                                               --              1.22              1.38                --              0.84
1.55%                                               --              1.06              1.37                --              0.83
1.60%                                               --              1.22              0.99                --              0.83
1.65%                                               --              1.20              1.36                --              0.83
1.70%                                               --              1.20              1.35                --              0.83
1.75%                                               --              1.05              1.35                --              0.83
1.80%                                               --              1.05              1.34                --              0.82
1.85%                                               --              1.03              1.34                --              0.82
1.90%                                               --              1.04              1.33                --              0.82
1.95%                                               --              1.04              1.33                --              0.82
2.00%                                               --              1.03              1.32                --              0.82
2.05%                                               --              1.03              1.32                --              0.82
2.10%                                               --              1.02              1.31                --              0.81
2.15%                                               --              1.02              1.31                --              0.81
2.20%                                               --              1.02              1.30                --              0.81
2.25%                                               --              0.99              1.21                --              1.00
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
SUBACCOUNT                                       SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $0.93
1.05%                                             0.97              1.17                --              1.22              0.71
1.10%                                               --                --                --                --                --
1.15%                                             1.28              1.29                --              1.32              0.70
1.20%                                             0.96              1.16              0.72              1.21              0.70
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.96              1.15              0.72              1.20              0.70
1.30%                                             1.26              1.28                --              1.31              0.70
1.35%                                             1.26              1.27                --              1.30              0.70
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.95              1.27              0.84              1.30              0.69
1.45%                                             1.25              1.26              0.70              1.29              0.69
1.50%                                             1.24              1.26              0.70              1.29              0.69
1.55%                                             1.24              1.25                --              1.28              0.69
1.60%                                             0.94              1.25              1.49              1.28              0.69
1.65%                                             1.23              1.24              0.68              1.27              0.69
1.70%                                             1.22              1.24              0.68              1.27              0.68
1.75%                                             1.22              1.23                --              1.26              0.68
1.80%                                             1.21              1.23              1.46              1.26              0.68
1.85%                                             1.21              1.22                --              1.25              0.68
1.90%                                             1.20              1.22                --              1.25              0.68
1.95%                                             1.20              1.22                --              1.24              0.68
2.00%                                             1.20              1.21                --              1.24              0.68
2.05%                                             1.19              1.21                --              1.23              0.67
2.10%                                             1.19              1.20                --              1.23              0.67
2.15%                                             1.18              1.20                --              1.22              0.67
2.20%                                             1.18              1.19                --              1.22              0.67
2.25%                                               --                --                --                --              0.91
-----------------------------------------------------------------------------------------------------------------------------------





 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               DREY VIF            EV VT            FID VIP           FID VIP           FID VIP
                                               INTL VAL,       FLOATING-RATE         BAL,              BAL,           CONTRAFUND,
SUBACCOUNT                                       SERV               INC             SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.84             $1.12             $  --             $  --             $1.40
1.05%                                             0.73              1.11                --                --                --
1.10%                                               --                --                --                --              1.38
1.15%                                             1.04              1.11              1.25                --                --
1.20%                                             0.72              1.11                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.72              1.10              1.24                --              1.36
1.30%                                             1.03              1.10                --                --                --
1.35%                                             1.02              1.10                --                --              1.34
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.71              1.09                --              1.31                --
1.45%                                             1.01              1.09                --                --                --
1.50%                                             1.01              1.09                --              1.26                --
1.55%                                             1.01              1.09                --                --                --
1.60%                                             0.70              1.08                --              1.29                --
1.65%                                             1.00              1.08                --                --                --
1.70%                                             0.99              1.08                --              1.24                --
1.75%                                             0.99              1.08                --                --                --
1.80%                                             0.99              1.08                --              1.22                --
1.85%                                             0.98              1.07                --                --                --
1.90%                                             0.98              1.07                --                --                --
1.95%                                             0.98              1.07                --                --                --
2.00%                                             0.97              1.06                --                --                --
2.05%                                             0.97              1.06                --                --                --
2.10%                                             0.96              1.06                --                --                --
2.15%                                             0.96              1.06                --                --                --
2.20%                                             0.96              1.05                --                --                --
2.25%                                             0.82              1.09                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              CONTRAFUND,        DYN APPR,        GRO & INC,        GRO & INC,           GRO,
SUBACCOUNT                                     SERV CL 2         SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.57             $  --             $  --             $  --             $  --
1.05%                                             1.01                --                --                --                --
1.10%                                             1.55                --                --                --                --
1.15%                                             1.38                --              1.00                --              0.85
1.20%                                             1.46              1.33                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.53              1.32              0.99                --              0.84
1.30%                                             1.82                --                --                --                --
1.35%                                             1.52                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.70              1.30              1.00              1.12                --
1.45%                                             1.43              1.29                --                --                --
1.50%                                             1.68              1.28              0.98              1.11                --
1.55%                                             1.78                --                --                --                --
1.60%                                             1.66              1.52              0.99              1.10                --
1.65%                                             1.76              1.26                --                --                --
1.70%                                             1.65              1.25                --              1.10                --
1.75%                                             1.40                --                --                --                --
1.80%                                             1.63              1.49                --              1.08                --
1.85%                                             1.73                --                --                --                --
1.90%                                             1.30                --                --                --                --
1.95%                                             1.30                --                --                --                --
2.00%                                             1.29                --                --                --                --
2.05%                                             1.29                --                --                --                --
2.10%                                             1.28                --                --                --                --
2.15%                                             1.28                --                --                --                --
2.20%                                             1.27                --                --                --                --
2.25%                                             1.13                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                 GRO,             HI INC,           HI INC,         INVEST GR,         MID CAP,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2         SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $1.40             $  --             $1.12             $2.44
1.05%                                             1.01                --                --              1.32                --
1.10%                                             1.10              1.38                --                --              2.41
1.15%                                             1.13                --                --              1.35              3.24
1.20%                                             1.14                --              1.71              1.31                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08              1.36              1.70              1.30              3.20
1.30%                                             1.48                --                --              1.34                --
1.35%                                             1.07              1.34                --              1.33              2.34
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.04                --              1.67              1.29              3.16
1.45%                                             1.12                --              1.66              1.32                --
1.50%                                             1.03                --              1.66              1.32              2.18
1.55%                                             1.45                --                --              1.31                --
1.60%                                             1.02                --              1.71              1.28              2.16
1.65%                                             1.44                --              1.63              1.30                --
1.70%                                             1.01                --              1.62              1.30                --
1.75%                                             1.09                --                --              1.29                --
1.80%                                             1.00                --              1.68              1.29                --
1.85%                                             1.41                --                --              1.28                --
1.90%                                             1.07                --                --              1.28                --
1.95%                                             1.07                --                --              1.27                --
2.00%                                             1.06                --                --              1.27                --
2.05%                                             1.06                --                --              1.26                --
2.10%                                             1.05                --                --              1.26                --
2.15%                                             1.05                --                --              1.25                --
2.20%                                             1.05                --                --              1.25                --
2.25%                                               --                --                --              1.09                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

                                               FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                              MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,
SUBACCOUNT                                    SERV CL 2          SERV CL          SERV CL 2           CL 2              CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                           $1.98             $  --             $1.21             $1.30             $1.18
1.05%                                            1.05                --              0.77              0.67              1.21
1.10%                                            1.96                --              1.19              1.28                --
1.15%                                            1.66                --              1.10              1.06              1.42
1.20%                                            2.17                --              1.20              1.96              2.09
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                            2.15                --              1.18              1.94              2.08
1.30%                                            2.32                --              1.62              1.41              1.41
1.35%                                            1.91                --              1.17              1.25              1.40
1.40%                                              --                --                --                --                --
1.40%                                              --                --                --                --                --
1.40%                                            2.12              0.94              1.60              1.80              1.75
1.45%                                            2.11                --              1.18              1.68              1.74
1.50%                                            2.10              0.80              1.17              1.67              1.73
1.55%                                            2.26                --              1.58              1.38              1.38
1.60%                                            1.97              0.74              1.57              1.85              1.70
1.65%                                            2.06                --              1.57              1.64              1.70
1.70%                                            2.05                --              1.05              1.63              1.69
1.75%                                            1.72                --              1.15              1.03              1.36
1.80%                                            1.93                --              1.05              1.27              1.76
1.85%                                            2.20                --              1.54              1.31              1.35
1.90%                                            1.57                --              1.04              1.00              1.35
1.95%                                            1.56                --              1.03                --              1.34
2.00%                                            1.56                --              1.03              0.99              1.33
2.05%                                            1.55                --              1.03              0.99              1.33
2.10%                                            1.55                --              1.02              0.98              1.32
2.15%                                            1.54                --              1.02              0.98              1.32
2.20%                                            1.53                --              1.02              0.97              1.31
2.25%                                            1.11                --              0.90                --              1.15
----------------------------------------------------------------------------------------------------------------------------------





 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                 FTVIPT FRANK                           FTVIPT
                                             FTVIPT FRANK      FTVIPT FRANK         SM MID         FTVIPT MUTUAL       TEMP DEV
                                             RISING DIVD,       SM CAP VAL,        CAP GRO,         SHARES SEC,        MKTS SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.58             $0.95             $1.54             $2.32
1.05%                                             1.09                --              1.05              0.94                --
1.10%                                               --              1.57              0.94              1.52              2.30
1.15%                                             1.30              2.55              1.25              1.60                --
1.20%                                             1.08              1.55              0.67              1.62                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.61                --
1.25%                                               --                --                --              1.58                --
1.25%                                             1.07              2.51              1.24                --              2.26
1.30%                                             1.29              2.03              1.76              1.51                --
1.35%                                             1.28              1.53              0.91              1.48              2.23
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.06              1.68              0.61              1.57                --
1.45%                                             1.27              1.51              0.65              1.49                --
1.50%                                             1.27              1.66              0.60              1.48                --
1.55%                                             1.26              1.99              1.72              1.48                --
1.60%                                             1.05              1.65              1.27              1.57                --
1.65%                                             1.25              1.48              0.59              1.46                --
1.70%                                             1.25              1.63              0.59              1.45                --
1.75%                                             1.24              1.52              1.26              1.23                --
1.80%                                             1.24              1.61              1.24              1.23                --
1.85%                                             1.23              1.93              1.68              1.44                --
1.90%                                             1.23                --              1.20              1.13                --
1.95%                                             1.23                --              1.19              1.12                --
2.00%                                             1.22                --              1.19              1.12                --
2.05%                                             1.22                --              1.18              1.11                --
2.10%                                             1.21                --              1.18              1.11                --
2.15%                                             1.21                --              1.17              1.11                --
2.20%                                             1.20                --              1.17              1.10                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

                                                                  FTVIPT
                                                FTVIPT          TEMP GLOBAL         FTVIPT            GS VIT       GS VIT STRATEGIC
                                             TEMP FOR SEC,         BOND,         TEMP GRO SEC,     MID CAP VAL,          GRO,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.20             $1.12             $1.00             $1.21             $  --
1.05%                                               --              1.58              0.81              1.03                --
1.10%                                             1.18                --                --                --                --
1.15%                                             1.26              1.86              1.06              1.47                --
1.20%                                             1.40              1.56              0.81              2.84                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.16                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.24                --                --                --                --
1.25%                                               --              1.56              0.80              2.83                --
1.30%                                             1.75              1.84              1.05              1.45                --
1.35%                                             1.15              1.84              1.05              1.45                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.42              1.83              0.80              2.48              0.90
1.45%                                             1.38              1.82              1.04              2.76                --
1.50%                                             1.40              1.81              1.04              2.75              0.77
1.55%                                             1.71              1.81              1.03              1.42                --
1.60%                                             1.39              1.80              0.79              1.95              0.79
1.65%                                             1.70              1.79              1.02              2.70                --
1.70%                                             1.37              1.79              1.02              2.68                --
1.75%                                             1.34              1.78              1.02              1.40                --
1.80%                                             1.34              1.77              1.01              1.92                --
1.85%                                             1.67              1.77              1.01              1.39                --
1.90%                                               --              1.76              1.00              1.39                --
1.95%                                               --              1.75              1.00              1.38                --
2.00%                                               --              1.75              1.00              1.38                --
2.05%                                               --              1.74              0.99              1.37                --
2.10%                                               --              1.73              0.99              1.37                --
2.15%                                               --              1.73              0.99              1.36                --
2.20%                                               --              1.72              0.98              1.36                --
2.25%                                               --              1.09              0.98              1.18                --
-----------------------------------------------------------------------------------------------------------------------------------





 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                GS VIT
                                               STRATEGIC          GS VIT        INVESCO VANK VI       INVESCO           INVESCO
                                               INTL EQ,      STRUCTD U.S. EQ,      VAL OPP,        VI CAP APPR,      VI CAP APPR,
SUBACCOUNT                                       INST              INST             SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.17             $0.91             $0.62             $1.14
1.05%                                               --              0.81              0.75                --              0.77
1.10%                                               --                --              0.90              0.61              1.13
1.15%                                               --              0.80              0.88              0.75              0.93
1.20%                                               --              0.87              0.96              0.51              0.94
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.87              0.89              0.74              1.12
1.30%                                               --              0.80              1.20                --              1.18
1.35%                                               --              0.80              0.88              0.59              1.11
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.89              0.93              1.10              0.83              0.90
1.45%                                               --              0.85              0.94              0.49              0.92
1.50%                                             0.71              0.84              1.09              0.49              0.89
1.55%                                               --              0.79              1.17                --              1.15
1.60%                                             0.68              0.85              1.08              0.54              0.88
1.65%                                               --              0.83              1.16              0.48              1.14
1.70%                                               --              0.82              1.07              0.48              0.88
1.75%                                               --              0.78              0.91                --              0.90
1.80%                                               --              1.41              1.06              1.17              0.87
1.85%                                               --              0.78              1.14                --              1.12
1.90%                                               --              0.78              0.83                --              0.88
1.95%                                               --              0.78              0.83                --              0.71
2.00%                                               --              0.77              0.83                --              0.87
2.05%                                               --              0.77              0.82                --              0.87
2.10%                                               --              0.77              0.82                --              0.86
2.15%                                               --              0.77              0.82                --              0.86
2.20%                                               --              0.77              0.81                --              0.86
2.25%                                               --              1.14                --                --              1.05
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP DEV,          CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.24             $1.09             $1.08             $1.12
1.05%                                               --              0.87                --                --              0.98
1.10%                                               --              1.22              1.09              1.07                --
1.15%                                               --              1.18              1.08                --              0.97
1.20%                                               --              1.26              1.08              1.07              0.97
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.21              1.08              1.06              0.97
1.30%                                               --              1.64                --              1.06              0.97
1.35%                                               --              1.19              1.07              1.06              0.96
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.55              1.50              1.43              1.05              0.96
1.45%                                               --              1.23              1.07              1.05              0.96
1.50%                                             1.09              1.48              1.06              1.05              0.96
1.55%                                               --              1.60                --              1.05              0.96
1.60%                                             1.08              1.47              1.06              1.04              0.95
1.65%                                               --              1.58              1.05              1.04              0.95
1.70%                                               --              1.45              1.05              1.04              0.95
1.75%                                               --              1.20                --              1.03              0.95
1.80%                                               --              1.44              1.05              1.03              0.94
1.85%                                               --              1.56                --              1.03              0.94
1.90%                                               --              1.12                --                --              0.94
1.95%                                               --              1.11                --                --              0.94
2.00%                                               --              1.11                --                --              0.94
2.05%                                               --              1.10                --                --              0.93
2.10%                                               --              1.10                --                --              0.93
2.15%                                               --              1.09                --                --              0.93
2.20%                                               --              1.09                --                --              0.93
2.25%                                               --              1.11                --                --              1.09
-----------------------------------------------------------------------------------------------------------------------------------





 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                    INVESCO
                                              INVESCO VI        INVESCO VI        VI MID CAP       INVESCO VANK      INVESCO VANK
                                               INTL GRO,         INTL GRO,         CORE EQ,        VI COMSTOCK,      VI GRO & INC,
SUBACCOUNT                                       SER I            SER II            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.05             $  --             $1.52             $1.54
1.05%                                               --              0.84              1.07              0.95                --
1.10%                                               --                --                --              1.50              1.53
1.15%                                               --              0.84              1.28              1.15                --
1.20%                                               --              0.84              1.06              1.27              1.35
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.83              1.05              1.48              1.51
1.30%                                               --              0.83              1.26              1.53              1.60
1.35%                                               --              0.83              1.26              1.47              1.49
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.68              0.83              1.05              1.46              1.49
1.45%                                               --              0.83              1.25              1.24              1.32
1.50%                                               --              0.82              1.24              1.45              1.47
1.55%                                               --              0.82              1.24              1.49              1.56
1.60%                                               --              0.82              1.03              1.43              1.46
1.65%                                               --              0.82              1.23              1.48              1.55
1.70%                                               --              0.82              1.22              1.42              1.43
1.75%                                               --              0.81              1.22              1.21              1.29
1.80%                                               --              0.81              1.22              1.41              1.42
1.85%                                               --              0.81              1.21              1.45              1.52
1.90%                                               --              0.81              1.21              1.09                --
1.95%                                               --              0.81              1.20              1.08                --
2.00%                                               --              0.81              1.20              1.08                --
2.05%                                               --              0.80              1.19              1.08                --
2.10%                                               --              0.80              1.19              1.07                --
2.15%                                               --              0.80              1.18              1.07                --
2.20%                                               --              0.80              1.18              1.06                --
2.25%                                               --              1.03                --              1.10                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

                                                 JANUS          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              ASPEN BAL,        ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                       INST              SERV              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.10             $  --
1.05%                                               --                --                --              0.90                --
1.10%                                               --                --                --                --                --
1.15%                                               --              0.73              0.51              0.67                --
1.20%                                               --                --                --              0.89                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.72              0.50              0.67                --
1.30%                                               --                --                --              0.89                --
1.35%                                               --                --                --              0.88                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.38              0.66              0.47              0.62              1.11
1.45%                                               --                --                --              0.88                --
1.50%                                               --              0.65              0.46              0.61              1.10
1.55%                                               --                --                --              0.87                --
1.60%                                               --              0.53              0.45              0.60              0.99
1.65%                                               --                --                --              0.87                --
1.70%                                               --                --                --              0.87                --
1.75%                                               --                --                --              0.87                --
1.80%                                               --                --                --              0.86                --
1.85%                                               --                --                --              0.86                --
1.90%                                               --                --                --              0.86                --
1.95%                                               --                --                --              0.86                --
2.00%                                               --                --                --              0.86                --
2.05%                                               --                --                --              0.85                --
2.10%                                               --                --                --              0.85                --
2.15%                                               --                --                --              0.85                --
2.20%                                               --                --                --              0.85                --
2.25%                                               --                --                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------





 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN      JPM INS TRUST        LAZARD         LAZARD RETIRE       LM CB VAR
                                                WORLD,           U.S. EQ,       RETIRE INTL EQ,   U.S. STRATEGIC,     SM CAP GRO,
SUBACCOUNT                                       INST              CL 1              SERV              SERV              CL I
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $1.33
1.05%                                               --                --                --                --              1.07
1.10%                                               --                --                --                --                --
1.15%                                               --                --                --                --              1.06
1.20%                                               --                --                --                --              1.06
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --              1.06
1.30%                                               --                --                --                --              1.05
1.35%                                               --                --                --                --              1.05
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.18              1.44              0.93              1.04              1.05
1.45%                                               --                --                --                --              1.05
1.50%                                               --              1.43              0.91              1.04              1.04
1.55%                                               --                --                --                --              1.04
1.60%                                               --              1.43              0.90              1.10              1.04
1.65%                                               --                --                --                --              1.04
1.70%                                               --                --                --                --              1.03
1.75%                                               --                --                --                --              1.03
1.80%                                               --                --                --                --              1.03
1.85%                                               --                --                --                --              1.03
1.90%                                               --                --                --                --              1.02
1.95%                                               --                --                --                --              1.02
2.00%                                               --                --                --                --              1.02
2.05%                                               --                --                --                --              1.02
2.10%                                               --                --                --                --              1.01
2.15%                                               --                --                --                --              1.01
2.20%                                               --                --                --                --              1.01
2.25%                                               --                --                --                --              1.30
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

                                              LVIP BARON          MFS INV           MFS INV           MFS INV             MFS
                                               GRO OPP,         GRO STOCK,          TRUST,            TRUST,           NEW DIS,
SUBACCOUNT                                      SERV CL           SERV CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.76             $  --             $  --             $  --
1.05%                                               --              1.07                --                --                --
1.10%                                               --              0.75                --                --                --
1.15%                                               --              1.22              1.02              0.95              1.67
1.20%                                               --              1.24              1.01                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.73              1.01              0.94              1.65
1.30%                                               --              1.48                --                --                --
1.35%                                               --              0.73                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.11              1.47              0.97              1.15              1.66
1.45%                                               --              1.21              0.97                --                --
1.50%                                             1.74              1.21              0.96              1.14              1.11
1.55%                                               --              1.45                --                --                --
1.60%                                             1.73              1.44              1.52              1.13              1.01
1.65%                                               --              1.44              0.95                --                --
1.70%                                               --              1.17              0.94              1.12                --
1.75%                                               --              1.19                --                --                --
1.80%                                               --              1.16              1.49              1.11                --
1.85%                                               --              1.41                --                --                --
1.90%                                               --              1.15                --                --                --
1.95%                                               --              1.15                --                --                --
2.00%                                               --              1.14                --                --                --
2.05%                                               --              1.14                --                --                --
2.10%                                               --              1.13                --                --                --
2.15%                                               --              1.13                --                --                --
2.20%                                               --              1.12                --                --                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,
SUBACCOUNT                                      SERV CL           INIT CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.20             $  --             $  --             $1.48             $  --
1.05%                                             1.17                --                --              1.07                --
1.10%                                             1.19                --                --              1.46                --
1.15%                                             1.09                --              1.53              1.38              2.18
1.20%                                             1.38                --                --              1.28              1.67
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08                --              1.51              1.37              2.15
1.30%                                             1.87                --                --              1.42                --
1.35%                                             1.16                --                --              1.42                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.33              1.04                --              1.28              2.23
1.45%                                             1.35                --                --              1.26              1.63
1.50%                                             1.32              0.85                --              1.26              1.47
1.55%                                             1.82                --                --              1.39                --
1.60%                                             1.31              0.88                --              1.25              1.69
1.65%                                             1.81                --                --              1.38              1.45
1.70%                                             1.29                --                --              1.24              1.44
1.75%                                             1.32                --                --              1.23                --
1.80%                                             1.28                --                --              1.21              2.96
1.85%                                             1.78                --                --              1.35                --
1.90%                                             1.33                --                --              1.15                --
1.95%                                             1.32                --                --              1.15                --
2.00%                                             1.32                --                --              1.14                --
2.05%                                             1.31                --                --              1.14                --
2.10%                                             1.31                --                --              1.14                --
2.15%                                             1.30                --                --              1.13                --
2.20%                                             1.30                --                --              1.13                --
2.25%                                               --                --                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

                                                  MFS          MS UIF GLOBAL      MS UIF MID        MS UIF U.S.       MS UIF U.S.
                                              UTILITIES,         REAL EST,         CAP GRO,          REAL EST,         REAL EST,
SUBACCOUNT                                      SERV CL            CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $2.74             $1.11             $1.24             $2.42             $  --
1.05%                                             1.48              0.71              1.11                --              1.05
1.10%                                             2.71                --                --              2.40                --
1.15%                                             1.77              0.70              1.11                --              1.84
1.20%                                             2.51              0.70              1.10              1.93              1.04
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.75              0.70              1.10              2.37              1.04
1.30%                                             3.05              0.70              1.10              2.57              1.82
1.35%                                             2.65              0.70              1.09              2.35              1.82
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.57              0.69              1.09              2.33              1.03
1.45%                                             2.45              0.69              1.09              1.89              1.80
1.50%                                             2.54              0.69              1.09              2.31              1.80
1.55%                                             2.98              0.69              1.08              2.52              1.79
1.60%                                             2.46              0.69              1.08              2.29              1.02
1.65%                                             2.89              0.69              1.08              2.50              1.77
1.70%                                             2.49              0.68              1.08              2.27              1.77
1.75%                                             2.40              0.68              1.07              1.84              1.76
1.80%                                             2.41              0.68              1.07              2.25              1.75
1.85%                                             2.83              0.68              1.07              2.45              1.75
1.90%                                             2.11              0.68              1.07                --              1.74
1.95%                                             2.10              0.68              1.06                --              1.73
2.00%                                             2.09              0.67              1.06                --              1.73
2.05%                                             2.09              0.67              1.06                --              1.72
2.10%                                             2.08              0.67              1.06                --              1.71
2.15%                                             2.07              0.67              1.05                --              1.71
2.20%                                             2.06              0.67              1.05                --              1.70
2.25%                                             1.22              1.08              1.21                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR        CAP APPR VA,       GLOBAL SEC      GLOBAL SEC VA,   GLOBAL STRATEGIC
SUBACCOUNT                                        VA               SERV               VA               SERV             INC VA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.08             $  --             $1.49             $  --
1.05%                                               --              0.93                --              0.94                --
1.10%                                               --              1.07                --              1.47                --
1.15%                                               --              1.06                --              1.33                --
1.20%                                               --              1.11                --              1.47                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.06                --              1.47                --
1.30%                                               --              1.37                --              1.96                --
1.35%                                               --              1.05                --              1.44                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.44              1.29              1.89              1.45              1.86
1.45%                                               --              1.08                --              1.44                --
1.50%                                               --              1.27                --              1.43                --
1.55%                                               --              1.34                --              1.92                --
1.60%                                               --              1.26                --              1.70                --
1.65%                                               --              1.32                --              1.40                --
1.70%                                               --              1.25                --              1.40                --
1.75%                                               --              1.06                --              1.39                --
1.80%                                               --              1.23                --              1.67                --
1.85%                                               --              1.30                --              1.87                --
1.90%                                               --              1.00                --              1.26                --
1.95%                                               --              1.00                --              1.25                --
2.00%                                               --              1.00                --              1.25                --
2.05%                                               --              0.99                --              1.24                --
2.10%                                               --              0.99                --              1.24                --
2.15%                                               --              0.99                --              1.23                --
2.20%                                               --              0.98                --              1.23                --
2.25%                                               --              1.08                --              1.03                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

                                             OPPEN GLOBAL                                                             OPPEN MAIN
                                               STRATEGIC           OPPEN             OPPEN             OPPEN           ST SM MID
                                                INC VA,           HI INC          HI INC VA,          MAIN ST           CAP VA,
SUBACCOUNT                                        SRV               VA               SERV               VA               SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.69             $  --             $0.39             $  --             $1.58
1.05%                                             1.27                --                --                --              0.95
1.10%                                             1.68                --              0.39                --              1.56
1.15%                                             1.39                --                --                --              1.37
1.20%                                             1.66                --              0.34                --              1.41
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.65                --              0.39                --              1.54
1.30%                                             1.48                --              0.37                --              1.96
1.35%                                             1.64                --              0.38                --              1.53
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.63              0.38              0.39              1.01              1.82
1.45%                                             1.62                --              0.33                --              1.38
1.50%                                             1.61                --              0.33                --              1.81
1.55%                                             1.54                --              0.39                --              1.92
1.60%                                             1.51                --              0.36                --              1.79
1.65%                                             1.59                --              0.38                --              1.90
1.70%                                             1.58                --                --                --              1.77
1.75%                                             1.37                --              0.32                --              1.35
1.80%                                             1.48                --                --                --              1.76
1.85%                                             1.41                --              0.35                --              1.87
1.90%                                             1.32                --                --                --              1.29
1.95%                                             1.31                --                --                --              1.28
2.00%                                             1.31                --                --                --              1.28
2.05%                                             1.30                --                --                --              1.27
2.10%                                             1.30                --                --                --              1.27
2.15%                                             1.29                --                --                --              1.26
2.20%                                             1.29                --                --                --              1.26
2.25%                                             1.10                --                --                --              1.21
-----------------------------------------------------------------------------------------------------------------------------------





 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 PIMCO                                                                  PUT VT
                                                VIT ALL           PUT VT            PUT VT            PUT VT          GLOBAL HLTH
                                                ASSET,           DIV INC,          DIV INC,         GLOBAL EQ,           CARE,
SUBACCOUNT                                    ADVISOR CL           CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.12             $  --             $  --             $  --             $1.38
1.05%                                             1.17                --                --                --              1.03
1.10%                                               --                --                --                --              1.37
1.15%                                             1.16                --                --                --              1.17
1.20%                                             1.16                --                --                --              1.17
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.16                --                --                --              1.16
1.30%                                             1.16                --                --                --              1.41
1.35%                                             1.15                --                --                --              1.34
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.15              2.10              1.63              1.10              1.15
1.45%                                             1.15                --                --                --              1.14
1.50%                                             1.15                --                --                --              1.13
1.55%                                             1.14                --                --                --              1.38
1.60%                                             1.14                --                --                --              1.31
1.65%                                             1.14                --                --                --              1.12
1.70%                                             1.13                --                --                --              1.11
1.75%                                             1.13                --                --                --              1.23
1.80%                                             1.13                --                --                --              1.28
1.85%                                             1.13                --                --                --              1.34
1.90%                                             1.12                --                --                --              1.10
1.95%                                             1.12                --                --                --              1.10
2.00%                                             1.12                --                --                --              1.09
2.05%                                             1.12                --                --                --              1.09
2.10%                                             1.11                --                --                --              1.08
2.15%                                             1.11                --                --                --              1.08
2.20%                                             1.11                --                --                --              1.08
2.25%                                             1.09                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,           INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.02             $  --             $  --             $  --
1.05%                                               --                --                --                --                --
1.10%                                               --              1.01                --                --                --
1.15%                                               --              0.97                --                --              1.71
1.20%                                               --              1.08                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.96                --                --              1.69
1.30%                                               --              1.29                --                --                --
1.35%                                               --              0.98                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.15              1.15              2.39              1.77              1.46
1.45%                                               --              1.05                --                --                --
1.50%                                               --              1.00                --                --              1.45
1.55%                                               --              1.26                --                --                --
1.60%                                               --              0.97                --                --              1.43
1.65%                                               --              1.25                --                --                --
1.70%                                               --              0.98                --                --              1.42
1.75%                                               --              1.03                --                --                --
1.80%                                               --              0.95                --                --              1.34
1.85%                                               --              1.23                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
2.10%                                               --                --                --                --                --
2.15%                                               --                --                --                --                --
2.20%                                               --                --                --                --                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,          INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,
SUBACCOUNT                                       CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.08             $0.78             $  --             $  --             $1.06
1.05%                                             0.72                --                --                --              1.06
1.10%                                             1.07              0.77                --                --              1.06
1.15%                                             0.98                --                --                --              1.06
1.20%                                             0.71                --                --                --              1.06
1.25%                                               --                --                --                --              1.06
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.97              0.76                --                --                --
1.30%                                             1.40                --                --                --              1.06
1.35%                                             1.04              0.75                --                --              1.06
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.99              0.91              1.03              1.99              1.06
1.45%                                             0.62                --                --                --              1.06
1.50%                                             0.62                --                --                --              1.06
1.55%                                             1.37                --                --                --              1.05
1.60%                                             1.09                --                --                --              1.05
1.65%                                             0.60                --                --                --              1.05
1.70%                                             0.60                --                --                --              1.05
1.75%                                             1.10                --                --                --              1.05
1.80%                                             1.05                --                --                --              1.05
1.85%                                             1.33                --                --                --              1.05
1.90%                                             0.99                --                --                --              1.05
1.95%                                             0.99                --                --                --              1.05
2.00%                                             0.98                --                --                --              1.05
2.05%                                             0.98                --                --                --              1.05
2.10%                                             0.98                --                --                --              1.05
2.15%                                             0.97                --                --                --              1.05
2.20%                                             0.97                --                --                --              1.05
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                                PUT VT            PUT VT            PUT VT            PUT VT             ROYCE
                                               RESEARCH,        SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.09             $  --             $  --             $  --             $  --
1.05%                                               --              0.82                --                --                --
1.10%                                             1.08                --                --                --                --
1.15%                                               --              1.15                --                --                --
1.20%                                             1.13              0.82                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07              0.82                --                --                --
1.30%                                             1.35              1.14                --                --                --
1.35%                                             1.06              1.13                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.34              1.13              1.44              1.36              3.18
1.45%                                             1.11              1.12                --                --                --
1.50%                                             1.10              1.12                --                --              2.64
1.55%                                             1.32              1.11                --                --                --
1.60%                                             1.32              1.11                --                --              2.74
1.65%                                             1.31              1.11                --                --                --
1.70%                                               --              1.10                --                --                --
1.75%                                             1.08              1.10                --                --                --
1.80%                                               --              1.09                --                --                --
1.85%                                             1.29              1.09                --                --                --
1.90%                                               --              1.09                --                --                --
1.95%                                               --              1.08                --                --                --
2.00%                                               --              1.08                --                --                --
2.05%                                               --              1.07                --                --                --
2.10%                                               --              1.07                --                --                --
2.15%                                               --              1.06                --                --                --
2.20%                                               --              1.06                --                --                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 ROYCE             THIRD              VP                VP                VP
                                                SM-CAP,             AVE              AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     INVEST CL            VAL              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.08             $1.08             $1.07
1.05%                                               --                --              1.07              1.08              1.07
1.10%                                               --                --                --                --                --
1.15%                                               --                --              1.07              1.07              1.06
1.20%                                               --                --              1.07              1.07              1.06
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.07              1.07              1.06
1.30%                                               --                --              1.07              1.07              1.06
1.35%                                               --                --              1.07              1.07              1.06
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             3.06              1.78              1.07              1.07              1.06
1.45%                                               --                --              1.07              1.07              1.06
1.50%                                             2.54              1.76              1.07              1.07              1.06
1.55%                                               --                --              1.07              1.07              1.06
1.60%                                             2.89              1.88              1.06              1.07              1.06
1.65%                                               --                --              1.06              1.07              1.06
1.70%                                               --                --              1.06              1.06              1.05
1.75%                                               --                --              1.06              1.06              1.05
1.80%                                               --                --              1.06              1.06              1.05
1.85%                                               --                --              1.06              1.06              1.05
1.90%                                               --                --              1.06              1.06              1.05
1.95%                                               --                --              1.06              1.06              1.05
2.00%                                               --                --              1.06              1.06              1.05
2.05%                                               --                --              1.06              1.06              1.05
2.10%                                               --                --              1.06              1.06              1.05
2.15%                                               --                --              1.05              1.06              1.05
2.20%                                               --                --              1.05              1.06              1.05
2.25%                                               --                --              1.05              1.05              1.05
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                                                    VP                VP
                                                  VP             DAVIS NY           GS MID              VP                VP
                                               CONSERV,          VENTURE,          CAP VAL,            MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.07             $1.08             $1.19             $1.09             $1.09
1.05%                                             1.07              0.83              1.04              1.08              1.09
1.10%                                               --                --                --                --                --
1.15%                                             1.06              0.82              1.24              1.08              1.08
1.20%                                             1.06              0.82              1.04              1.08              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.06              0.82              1.03              1.08              1.08
1.30%                                             1.06              0.82              1.22              1.08              1.08
1.35%                                             1.06              0.81              1.22              1.08              1.08
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.06              0.81              1.21              1.08              1.08
1.45%                                             1.06              0.81              1.21              1.08              1.08
1.50%                                             1.06              0.81              1.20              1.08              1.08
1.55%                                             1.06              0.81              1.20              1.08              1.08
1.60%                                             1.06              0.81              1.20              1.07              1.08
1.65%                                             1.06              0.80              1.19              1.07              1.07
1.70%                                             1.05              0.80              1.19              1.07              1.07
1.75%                                             1.05              0.80              1.18              1.07              1.07
1.80%                                             1.05              0.80              1.18              1.07              1.07
1.85%                                             1.05              0.80              1.17              1.07              1.07
1.90%                                             1.05              0.79              1.17              1.07              1.07
1.95%                                             1.05              0.79              1.16              1.07              1.07
2.00%                                             1.05              0.79              1.16              1.07              1.07
2.05%                                             1.05              0.79              1.15              1.07              1.07
2.10%                                             1.05              0.79              1.15              1.07              1.07
2.15%                                             1.05              0.78              1.15              1.06              1.07
2.20%                                             1.05              0.78              1.14              1.06              1.06
2.25%                                             1.05              1.05              1.16              1.06              1.06
-----------------------------------------------------------------------------------------------------------------------------------





 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,        MOD  AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.08             $1.09             $1.08             $1.08             $1.60
1.05%                                             1.08              1.09              1.08              1.08              1.06
1.10%                                               --                --                --                --              1.59
1.15%                                             1.08              1.08              1.08              1.08              1.43
1.20%                                             1.08              1.08              1.07              1.08              1.58
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08              1.08              1.07              1.08              1.57
1.30%                                             1.08              1.08              1.07              1.07              2.04
1.35%                                             1.08              1.08              1.07              1.07              1.55
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.08              1.08              1.07              1.07              1.55
1.45%                                             1.08              1.08              1.07              1.07              1.54
1.50%                                             1.08              1.08              1.07              1.07              1.53
1.55%                                             1.07              1.08              1.07              1.07              1.99
1.60%                                             1.07              1.08              1.07              1.07              1.84
1.65%                                             1.07              1.07              1.07              1.07              1.51
1.70%                                             1.07              1.07              1.07              1.07              1.50
1.75%                                             1.07              1.07              1.06              1.07              1.47
1.80%                                             1.07              1.07              1.06              1.07              1.81
1.85%                                             1.07              1.07              1.06              1.06              1.94
1.90%                                             1.07              1.07              1.06              1.06              1.35
1.95%                                             1.07              1.07              1.06              1.06              1.35
2.00%                                             1.07              1.07              1.06              1.06              1.34
2.05%                                             1.07              1.07              1.06              1.06              1.34
2.10%                                             1.06              1.07              1.06              1.06              1.33
2.15%                                             1.06              1.07              1.06              1.06              1.33
2.20%                                             1.06              1.06              1.06              1.06              1.32
2.25%                                             1.06              1.06              1.06              1.06              1.21
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                                                                  WF ADV VT
                                                                                 INDEX ASSET        WF ADV VT         WF ADV VT
                                               WANGER            WANGER            ALLOC,           INTL EQ,          INTL EQ,
SUBACCOUNT                                      INTL               USA              CL 2              CL 1              CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                           $1.07             $1.26             $  --             $1.31             $1.48
1.05%                                            1.05              1.02              1.09                --              1.04
1.10%                                              --                --                --              1.30              1.47
1.15%                                            1.88              1.38              1.25                --              1.18
1.20%                                            1.04              1.01              1.18                --              1.30
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                              --                --                --                --                --
1.25%                                            1.04              1.01              1.17              1.28              1.45
1.30%                                            1.85              1.36              1.24                --              1.61
1.35%                                            1.85              1.36              1.23              1.27              1.43
1.40%                                              --                --                --                --                --
1.40%                                              --                --                --                --                --
1.40%                                            2.04              1.81              1.14                --              1.43
1.45%                                            1.83              1.35              1.14                --              1.27
1.50%                                            1.33              1.79              1.13                --              1.41
1.55%                                            1.82              1.34              1.21                --              1.58
1.60%                                            1.00              1.36              1.49                --              1.40
1.65%                                            1.81              1.33              1.11                --              1.56
1.70%                                            1.80              1.32              1.10                --              1.39
1.75%                                            1.79              1.32              1.20                --              1.24
1.80%                                            1.78              1.31              1.47                --              1.37
1.85%                                            1.78              1.31              1.19                --              1.53
1.90%                                            1.77              1.30              1.18                --              1.12
1.95%                                            1.76              1.30                --                --                --
2.00%                                            1.76              1.29              1.17                --              1.11
2.05%                                            1.75              1.29              1.17                --              1.11
2.10%                                            1.74              1.28              1.16                --              1.10
2.15%                                            1.74              1.28              1.16                --              1.10
2.20%                                            1.73              1.27              1.15                --              1.09
2.25%                                            1.05              1.23                --                --                --
----------------------------------------------------------------------------------------------------------------------------------





 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT
                                            INTRINSIC VAL,      OMEGA GRO,        OMEGA GRO,           OPP,              OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.02             $1.89             $1.05             $1.05
1.05%                                             0.90                --              1.18                --              1.05
1.10%                                               --              1.01              1.88              1.05              1.05
1.15%                                             1.06                --              1.39                --              1.05
1.20%                                             1.13                --              1.43                --              1.05
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.12              1.00              1.85              1.05              1.05
1.30%                                             1.05                --              1.95                --              1.05
1.35%                                             1.05              0.98              1.83              1.05              1.05
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.10                --              1.82                --              1.05
1.45%                                             1.09                --              1.40                --              1.05
1.50%                                             1.09                --              1.81                --              1.05
1.55%                                             1.03                --              1.91                --              1.05
1.60%                                             1.08                --              1.79                --              1.05
1.65%                                             1.07                --              1.89                --              1.05
1.70%                                             1.06                --              1.77                --              1.05
1.75%                                             1.01                --              1.36                --              1.05
1.80%                                             1.30                --              1.76                --              1.05
1.85%                                             1.01                --              1.86                --              1.05
1.90%                                             1.00                --              1.32                --              1.05
1.95%                                               --                --                --                --                --
2.00%                                             0.99                --              1.31                --              1.04
2.05%                                             0.99                --              1.30                --              1.04
2.10%                                             0.99                --              1.30                --              1.04
2.15%                                             0.98                --              1.29                --              1.04
2.20%                                             0.98                --              1.29                --              1.04
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                                                                                            WF ADV VT
                                                      WF ADV VT         WF ADV VT         WF ADV VT       TOTAL RETURN
                                                     SM CAP GRO,       SM CAP VAL,       SM CAP VAL,          BOND,
SUBACCOUNT                                              CL 2              CL 1              CL 2              CL 2
                                                  ----------------------------------------------------------------------
1.00%                                                   $1.21             $1.12             $1.12             $1.08
1.05%                                                    1.19                --                --              1.39
1.10%                                                    1.21              1.12              1.12              1.08
1.15%                                                    1.58                --              1.12              1.43
1.20%                                                    0.59                --              1.12              1.84
1.25%                                                      --                --                --                --
1.25%                                                      --                --                --                --
1.25%                                                      --                --                --                --
1.25%                                                      --                --                --                --
1.25%                                                      --                --                --                --
1.25%                                                    0.59              1.12              1.12              1.83
1.30%                                                    1.56                --              1.12              1.41
1.35%                                                    1.55              1.12              1.12              1.41
1.40%                                                      --                --                --                --
1.40%                                                      --                --                --                --
1.40%                                                    0.58                --              1.11              1.78
1.45%                                                    0.58                --              1.11              1.77
1.50%                                                    0.57                --              1.11              1.75
1.55%                                                    1.53                --              1.11              1.38
1.60%                                                    2.40                --              1.11              1.39
1.65%                                                    0.56                --              1.11              1.73
1.70%                                                    0.56                --              1.11              1.72
1.75%                                                    1.51                --              1.11              1.36
1.80%                                                    2.36                --              1.11              1.37
1.85%                                                    1.49                --              1.11              1.35
1.90%                                                    1.49                --              1.11              1.35
1.95%                                                      --                --                --                --
2.00%                                                    1.48                --              1.11              1.34
2.05%                                                    1.47                --              1.10              1.33
2.10%                                                    1.47                --              1.10              1.33
2.15%                                                    1.46                --              1.10              1.32
2.20%                                                    1.45                --              1.10              1.32
2.25%                                                      --                --                --                --
------------------------------------------------------------------------------------------------------------------------





 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2011:




                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                             5,750             88,908           294,650               --              4,065
1.05%                                                --             10,006            63,740               --            190,426
1.10%                                           187,501            606,266         1,903,567               --                 --
1.15%                                            13,310                 --             6,565               --          3,033,524
1.20%                                           354,785             39,166           143,532               --            389,355
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                             6,845            275,632           825,819               --             60,766
1.30%                                            46,994             64,511           119,950               --          2,029,616
1.35%                                            99,149          1,150,970         3,532,199               --          3,245,297
1.40%                                                --                 --                --               --                 --
1.40%                                                --                 --                --               --                 --
1.40%                                            17,222            350,030           118,180          394,554          1,925,493
1.45%                                            16,181            113,944           183,284               --          1,866,454
1.50%                                            46,155            190,892           144,527          195,871          2,599,738
1.55%                                            21,796            179,564           170,133               --            984,528
1.60%                                            12,544            994,197           235,845          381,157          1,892,078
1.65%                                             7,772             42,176           233,304               --          2,247,076
1.70%                                             1,119            108,189            39,580               --          7,923,470
1.75%                                           142,302             15,125           107,825               --          3,640,253
1.80%                                                --              7,767            72,470               --            900,906
1.85%                                                --              3,432            18,196               --            741,996
1.90%                                                --             28,497           129,863               --          6,871,327
1.95%                                             6,935                 --             6,717               --          3,105,080
2.00%                                                --             10,974                --               --            118,775
2.05%                                                --                 --            71,745               --            465,656
2.10%                                             9,190                 --               681               --          1,095,459
2.15%                                                --             15,793                --               --            922,497
2.20%                                                --                 --                --               --             14,425
2.25%                                                --                 --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           995,550          4,296,039         8,422,372          971,582         46,268,260
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                                AB VPS             AC VP             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            127,945               --                 --              --                 --
1.05%                                                 --               --            130,178              --                 --
1.10%                                          1,028,356               --                 --              --                 --
1.15%                                                 --               --          3,410,255              --                 --
1.20%                                             31,356               --                 --              --              5,981
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                            493,659               --                 --              --                 --
1.30%                                             62,105               --          2,442,996              --                 --
1.35%                                          2,336,345               --          3,792,416              --              8,641
1.40%                                                 --               --                 --              --                 --
1.40%                                                 --               --                 --              --                 --
1.40%                                            710,176          327,548          1,740,990              --             16,454
1.45%                                             86,320               --          1,695,773           7,707             52,825
1.50%                                            177,341               --          3,240,930              --                643
1.55%                                             95,504               --          1,273,162              --                 --
1.60%                                          1,032,666               --          1,633,156              --              4,193
1.65%                                             43,257               --          2,262,351              --                 --
1.70%                                              2,621               --          8,704,562             158                 --
1.75%                                                 --               --          4,195,545             721             15,694
1.80%                                                 --               --            910,444              --                 --
1.85%                                                 --               --            936,987              --             26,208
1.90%                                                 --               --          7,944,914              --                 --
1.95%                                                 --               --          3,441,708              --                 --
2.00%                                                 --               --            174,711              --                 --
2.05%                                                 --               --            652,057              --                 --
2.10%                                                 --               --          1,401,750              --              6,937
2.15%                                                 --               --          1,043,674              --                 --
2.20%                                                 --               --              7,343              --                 --
2.25%                                                 --               --                 --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          6,227,651          327,548         51,035,902           8,586            137,576
-----------------------------------------------------------------------------------------------------------------------------------





 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP            COL VP            COL VP
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,          BAL,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --                --               --              55,007
1.05%                                              8,363               --             6,362               --                  --
1.10%                                                 --               --                --               --             312,282
1.15%                                          1,731,417               --            39,987            6,265              26,283
1.20%                                            236,605               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --           35,594              83,862
1.30%                                          1,307,962               --            28,914               --                  --
1.35%                                          1,826,718               --            62,310               --             455,664
1.40%                                                 --               --                --               --                  --
1.40%                                                 --               --                --               --                  --
1.40%                                                  2          282,849            12,859               --             777,204
1.45%                                          2,156,809               --            28,521               --                  --
1.50%                                          1,393,824               --            60,072               --              63,435
1.55%                                            442,768               --             1,026               --                  --
1.60%                                             43,406               --            61,328               --             789,028
1.65%                                          1,455,854               --               641               --                  --
1.70%                                          4,210,478               --            57,145               --               8,849
1.75%                                          3,522,690               --                --               --                  --
1.80%                                            162,845               --            34,649               --                  --
1.85%                                            181,760               --                --               --                  --
1.90%                                          2,935,852               --            87,382               --                  --
1.95%                                          3,363,610               --            15,023               --                  --
2.00%                                             46,727               --                --               --                  --
2.05%                                             83,064               --                --               --                  --
2.10%                                            670,935               --                --               --                  --
2.15%                                            984,343               --                --               --                  --
2.20%                                             17,835               --                --               --                  --
2.25%                                                 --               --                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         26,783,867          282,849           496,219           41,859           2,571,614
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                               COL VP            COL VP            COL VP            COL VP            COL VP
                                             CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,       EMER MKTS OPP,
SUBACCOUNT                                      CL 3              CL 3              CL 3              CL 3              CL 3
                                          ----------------------------------------------------------------------------------------
1.00%                                           340,828           317,187           129,556           126,307             2,407
1.05%                                           203,656           340,887           271,203            29,735           117,966
1.10%                                         3,237,844         1,687,799           750,618         1,227,915                --
1.15%                                           733,835           507,302         3,303,505         1,775,239           703,736
1.20%                                         1,477,341           875,728           713,216           880,109           225,231
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                         2,255,835           452,829           652,826         1,927,811            64,228
1.30%                                         1,859,841           842,028         1,729,373         1,885,390           603,082
1.35%                                         3,142,120         1,702,262         3,716,433         3,688,170           956,799
1.40%                                                --                --           273,413                --                --
1.40%                                                --                --         1,827,452                --                --
1.40%                                         3,783,520         2,170,946                --         2,532,636           490,002
1.45%                                         1,536,113         1,322,378         2,843,553         2,708,805           715,927
1.50%                                         2,783,868         1,906,959         2,189,894         5,572,752           831,603
1.55%                                         3,507,068           648,390           732,815         1,307,789           286,537
1.60%                                         1,085,475           670,167         1,618,686         2,568,959           543,836
1.65%                                         1,702,283         1,083,972         2,320,442         2,408,719           677,148
1.70%                                         4,164,481         3,083,257         8,456,275         7,128,781         2,530,189
1.75%                                         2,578,667         1,651,889         4,329,647         2,271,240         1,208,392
1.80%                                           653,328           148,795           633,678           539,558           276,541
1.85%                                           297,673           166,761           464,872           588,848           217,743
1.90%                                         2,045,329         2,517,049         7,705,701         5,130,784         2,041,692
1.95%                                         1,103,596         1,476,764         3,979,263         2,205,297         1,060,154
2.00%                                            26,846            29,948           108,639           111,934            38,196
2.05%                                           246,486            91,790           560,747           190,373           188,063
2.10%                                         1,125,196           419,068         1,183,579           999,676           388,550
2.15%                                         1,038,914           588,748         1,149,766           660,260           287,777
2.20%                                             5,305             5,334            23,203                --             4,936
2.25%                                                --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        40,935,448        24,708,237        51,668,355        48,467,087        14,460,735
----------------------------------------------------------------------------------------------------------------------------------





 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP
                                           GLOBAL INFLATION       COL VP            COL VP           COL VP HI          COL VP
                                               PROT SEC,         HI  INC,           HI INC,         YIELD BOND,        INC OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 2              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                             54,084               --                 --                --            24,243
1.05%                                            238,161               --             42,039             6,427           154,153
1.10%                                                 --               --                 --                --                --
1.15%                                            276,528           10,221            674,849           421,968            92,622
1.20%                                            267,051               --             56,239           192,297           182,714
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                            201,442          240,743            156,809           174,150            44,739
1.30%                                            212,184               --            398,152           250,702            72,943
1.35%                                            423,105               --            710,946           348,908           136,590
1.40%                                                 --               --                 --                --                --
1.40%                                                 --               --                 --                --                --
1.40%                                            238,524               --             23,563         1,145,830           111,289
1.45%                                            383,037               --            625,904           583,267           214,862
1.50%                                            300,979               --            644,411           490,543           121,271
1.55%                                            131,549               --            249,320            92,968            53,843
1.60%                                            141,893               --             87,631         1,229,745            39,880
1.65%                                            458,637               --            498,311           702,459           176,855
1.70%                                          2,042,563               --          1,446,088         1,678,949         1,001,504
1.75%                                            789,108               --          1,520,827           870,017           378,491
1.80%                                             77,860               --            116,524         1,573,474            26,023
1.85%                                             68,960               --             60,874           325,022            36,043
1.90%                                          1,526,963               --          1,237,644         1,037,248           724,391
1.95%                                            801,391               --          1,400,448           535,968           391,726
2.00%                                             25,926               --             28,571            68,137             9,390
2.05%                                             64,029               --             57,950           131,454            24,883
2.10%                                            286,086               --            386,133           266,631           118,642
2.15%                                            215,774               --            428,351           253,216            67,824
2.20%                                              2,972               --              1,622             1,347             1,277
2.25%                                                 --               --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          9,228,806          250,964         10,853,206        12,380,727         4,206,198
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP            MARSICO
                                               INTL OPP,        LG CAP GRO,       LG CAP GRO,      MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 3              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --              5,601             9,297               --
1.05%                                                --                --                 --           280,954           55,107
1.10%                                                --                --             24,593                --               --
1.15%                                                --           188,569             66,354            75,284               --
1.20%                                                --                --              7,300           320,285           20,448
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                             5,360           103,577             16,198            77,655               --
1.30%                                                --                --             20,988            79,802               --
1.35%                                             3,349                --             62,732           216,056           23,728
1.40%                                                --                --                 --                --               --
1.40%                                                --                --                 --                --               --
1.40%                                           466,915                --            158,364           241,605           25,718
1.45%                                                --                --                 --           512,097           19,536
1.50%                                                --                --            160,887           134,266           63,537
1.55%                                               585                --             17,776            64,688               --
1.60%                                             6,160                --            178,267           109,568               --
1.65%                                                --                --                 --           327,942               --
1.70%                                            12,937                --            230,607         1,550,051           39,867
1.75%                                            11,102                --            112,127           636,419               --
1.80%                                                --                --                 --            43,212               --
1.85%                                                --                --              2,141            89,512            7,295
1.90%                                             1,622                --            258,451         1,287,223           69,778
1.95%                                             5,351                --              1,689           709,010           27,812
2.00%                                                --                --                 --            17,201               --
2.05%                                                --                --              9,665            44,665               --
2.10%                                                --                --             47,524           186,672           15,695
2.15%                                                --                --                 --           112,821               --
2.20%                                                --                --                588               747               --
2.25%                                                --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           513,381           292,146          1,381,852         7,127,032          368,521
-----------------------------------------------------------------------------------------------------------------------------------





 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP                              COL VP            COL VP
                                                MID CAP           MID CAP           COL VP           SELECT LG         SELECT SM
                                               GRO OPP,          VAL OPP,          S&P 500,          CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                                513                --           291,435              --                  --
1.05%                                                 --             6,576           196,542              --                  --
1.10%                                             25,622                --         1,737,810              --              41,449
1.15%                                            115,811                --           177,366           4,445              15,333
1.20%                                             28,866                --           439,210              --              31,871
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --           119,137              --                  --
1.25%                                                 --                --         1,094,989              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                              3,705                --                --              --             141,013
1.30%                                             70,636                --           636,695              --                  --
1.35%                                            191,206             4,190         2,317,889           8,582              92,020
1.40%                                                 --                --                --              --             129,389
1.40%                                                 --                --                --              --              75,266
1.40%                                            905,905                --            93,562              --                  --
1.45%                                             58,951            44,200           366,413           5,395             272,175
1.50%                                            130,318             2,777           519,167           7,037              93,295
1.55%                                             98,964                --           390,555          13,751                  --
1.60%                                            176,304                --            36,479              --             201,865
1.65%                                             41,977                --           245,470              --              22,972
1.70%                                            257,675           173,804           254,904           1,861              33,478
1.75%                                             52,897            98,178           143,541           6,360                  --
1.80%                                             93,255           791,807             7,139              --                  --
1.85%                                             65,512                --            10,246              --                  --
1.90%                                            430,055           144,921           197,681              --                  --
1.95%                                                 --               129            14,041          11,933                  --
2.00%                                             12,975                --            36,153              --                  --
2.05%                                             17,492                --            13,018           7,758                  --
2.10%                                             44,136             8,097                --              --                  --
2.15%                                                400                --                --              --                  --
2.20%                                                 --                --                --              --                  --
2.25%                                                 --                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,823,175         1,274,679         9,339,442          67,122           1,150,126
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                                COL VP            COL VP            COL VP            COL VP              CS
                                            SHORT DURATION,   SHORT DURATION,     SM CAP VAL,       SM CO GRO,         COMMODITY
SUBACCOUNT                                       CL 1              CL 3              CL 2              CL 1             RETURN
                                           ----------------------------------------------------------------------------------------
1.00%                                                --            158,111             6,187              --                 --
1.05%                                                --            157,830           189,329              --             22,483
1.10%                                                --          2,195,358                --              --                 --
1.15%                                            84,498            494,106            39,299           2,217                 --
1.20%                                                --            696,577           293,683              --                 --
1.25%                                                --                 --                --              --                 --
1.25%                                                --                 --                --              --                 --
1.25%                                                --                 --                --              --                 --
1.25%                                                --            562,282                --              --                 --
1.25%                                                --            560,745                --              --                 --
1.25%                                                --                 --                --              --                 --
1.25%                                           573,755                 --            60,136          39,780              1,989
1.30%                                                --          1,170,738            38,982              --             15,449
1.35%                                                --          2,031,173           126,515              --              6,019
1.40%                                                --            168,284                --              --                 --
1.40%                                                --            802,588                --              --                 --
1.40%                                                --                 --           132,278              --             21,421
1.45%                                                --            944,413           217,819              --             25,710
1.50%                                                --          1,093,223            63,909              --             38,341
1.55%                                                --            535,822            43,679              --             10,355
1.60%                                                --            626,652            94,456              --             78,115
1.65%                                                --            920,187           177,266              --             18,746
1.70%                                                --          2,096,226           802,195              --            394,919
1.75%                                                --          1,058,028           293,533              --             33,013
1.80%                                                --            135,319            24,914              --                674
1.85%                                                --            263,750            45,560              --                 --
1.90%                                                --          1,923,963           585,016              --             47,014
1.95%                                                --            511,131           381,604              --             14,802
2.00%                                                --             29,878             7,953              --                 --
2.05%                                                --            311,428            13,208              --                 --
2.10%                                                --            316,781           121,708              --             10,062
2.15%                                                --            159,518            33,050              --                 --
2.20%                                                --              2,559               453              --                 --
2.25%                                                --                 --                --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           658,253         19,926,670         3,792,732          41,997            739,112
-----------------------------------------------------------------------------------------------------------------------------------





 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
SUBACCOUNT                                       SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                  --                --               --                --
1.05%                                               --                  --                --               --             7,653
1.10%                                               --                  --                --               --                --
1.15%                                               --             522,958                --            8,024                --
1.20%                                               --              49,810           111,642               --             6,019
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --                --               --                --
1.25%                                               --                  --           232,583               --                --
1.30%                                              593             363,260                --          122,703                --
1.35%                                           14,417             553,818                --           14,460                --
1.40%                                               --                  --                --               --                --
1.40%                                               --                  --                --               --                --
1.40%                                               --             258,687           138,578           29,813                --
1.45%                                               --             414,598           301,521           14,068            83,910
1.50%                                           23,562             490,779            53,246           21,358             1,440
1.55%                                               --             177,845                --               --                --
1.60%                                               --             308,218                --          120,853            46,916
1.65%                                               --             401,724            17,919               --                --
1.70%                                           13,231           1,279,741           155,103            1,451            18,071
1.75%                                               --             712,684                --            2,798             5,909
1.80%                                               --             187,111                --           36,418             2,127
1.85%                                               --             137,643                --               --                --
1.90%                                               --           1,184,463                --           47,736                --
1.95%                                           10,650             638,332                --               --                --
2.00%                                               --              16,913                --               --                --
2.05%                                               --              68,493                --           67,850                --
2.10%                                               --             202,892                --               --                --
2.15%                                               --             195,911                --               --                --
2.20%                                               --               3,105                --               --                --
2.25%                                               --                  --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           62,453           8,168,985         1,010,592          487,532           172,045
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

                                               DREY VIF            EV VT            FID VIP           FID VIP           FID VIP
                                               INTL VAL,       FLOATING-RATE         BAL,              BAL,           CONTRAFUND,
SUBACCOUNT                                       SERV               INC             SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             20,703               --               --             126,543
1.05%                                             9,030            113,586               --               --                  --
1.10%                                                --                 --               --               --             993,234
1.15%                                                --             56,484            4,273               --                  --
1.20%                                                --            179,625               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --                 --               --               --                  --
1.25%                                                --             31,250          172,409               --             403,072
1.30%                                             1,652             87,098               --               --                  --
1.35%                                            14,318            120,071               --               --           1,674,328
1.40%                                                --                 --               --               --                  --
1.40%                                                --                 --               --               --                  --
1.40%                                                --            134,715               --           24,531                  --
1.45%                                                --            347,784               --               --                  --
1.50%                                            32,276            252,300               --            9,253                  --
1.55%                                                --             58,626               --               --                  --
1.60%                                                --             77,941               --               --                  --
1.65%                                                --            218,233               --               --                  --
1.70%                                             6,403            985,612               --           10,694                  --
1.75%                                            10,884            431,123               --               --                  --
1.80%                                             8,446             43,403               --               --                  --
1.85%                                                --             18,726               --               --                  --
1.90%                                            24,293            562,026               --               --                  --
1.95%                                            25,462            410,058               --               --                  --
2.00%                                                --              8,548               --               --                  --
2.05%                                                --             10,838               --               --                  --
2.10%                                                --             71,988               --               --                  --
2.15%                                             4,464            479,375               --               --                  --
2.20%                                                --                203               --               --                  --
2.25%                                                --                 --               --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           137,228          4,720,316          176,682           44,478           3,197,177
-----------------------------------------------------------------------------------------------------------------------------------





 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              CONTRAFUND,        DYN APPR,        GRO & INC,        GRO & INC,           GRO,
SUBACCOUNT                                     SERV CL 2         SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            446,776               --                 --              --                 --
1.05%                                            204,170               --                 --              --                 --
1.10%                                          3,724,775               --                 --              --                 --
1.15%                                          5,112,107               --             86,049              --            113,122
1.20%                                          1,401,217           23,642                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                                 --               --                 --              --                 --
1.25%                                            746,068           75,562            117,428              --             26,045
1.30%                                          3,879,554               --                 --              --                 --
1.35%                                          7,993,333               --                 --              --                 --
1.40%                                                 --               --                 --              --                 --
1.40%                                                 --               --                 --              --                 --
1.40%                                          2,841,590           74,661            489,495           9,238                 --
1.45%                                          4,206,854          182,773                 --              --                 --
1.50%                                          3,636,520           24,454            123,345          29,648                 --
1.55%                                          1,754,331               --                 --              --                 --
1.60%                                          2,314,994               --          1,378,022              --                 --
1.65%                                          3,596,571               --                 --              --                 --
1.70%                                         10,704,899           29,853                 --          14,623                 --
1.75%                                          5,985,166               --                 --              --                 --
1.80%                                          1,114,014               --                 --              --                 --
1.85%                                            909,405               --                 --              --                 --
1.90%                                         10,938,171               --                 --              --                 --
1.95%                                          5,117,749               --                 --              --                 --
2.00%                                            176,095               --                 --              --                 --
2.05%                                            784,228               --                 --              --                 --
2.10%                                          1,778,353               --                 --              --                 --
2.15%                                          1,476,372               --                 --              --                 --
2.20%                                             26,237               --                 --              --                 --
2.25%                                                 --               --                 --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         80,869,549          410,945          2,194,339          53,509            139,167
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                 GRO,             HI INC,           HI INC,         INVEST GR,         MID CAP,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2         SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                             37,442            67,839               --              3,471            43,854
1.05%                                              4,539                --               --            222,306                --
1.10%                                            599,854           295,173               --                 --           735,948
1.15%                                                 --                --               --          1,887,503            73,412
1.20%                                             46,664                --           23,163            220,995                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                             56,451           180,778          153,996             68,398           438,143
1.30%                                            112,914                --               --          1,208,720                --
1.35%                                            377,599           678,676               --          1,933,979         1,057,203
1.40%                                                 --                --               --                 --                --
1.40%                                                 --                --               --                 --                --
1.40%                                            158,394                --           72,879            216,354           422,899
1.45%                                            276,654                --          112,004          1,879,940                --
1.50%                                            106,777                --           68,042          1,678,315           256,722
1.55%                                             79,295                --               --            606,061                --
1.60%                                             23,484                --               --            203,628           885,527
1.65%                                             23,268                --           25,388          1,548,809                --
1.70%                                            107,209                --           54,719          4,787,345                --
1.75%                                            112,195                --               --          4,400,938                --
1.80%                                                 --                --               --            381,053                --
1.85%                                             15,594                --               --            223,012                --
1.90%                                                 --                --               --          3,766,685                --
1.95%                                             12,128                --               --          3,782,346                --
2.00%                                                 --                --               --             64,602                --
2.05%                                              8,164                --               --            180,091                --
2.10%                                             43,808                --               --            916,827                --
2.15%                                                 --                --               --          1,231,826                --
2.20%                                                 --                --               --             10,178                --
2.25%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,202,433         1,222,466          510,191         31,423,382         3,913,708
-----------------------------------------------------------------------------------------------------------------------------------





 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                              MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,
SUBACCOUNT                                    SERV CL 2          SERV CL          SERV CL 2           CL 2              CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                           211,506               --             16,004            43,587            17,930
1.05%                                           102,870               --             25,789             3,187           276,053
1.10%                                         1,952,756               --            149,727           152,174                --
1.15%                                           667,130               --            720,572             6,242           252,254
1.20%                                           701,351               --             90,003           108,194           665,143
1.25%                                                --               --                 --                --                --
1.25%                                                --               --                 --                --                --
1.25%                                                --               --                 --                --                --
1.25%                                                --               --                 --                --                --
1.25%                                                --               --                 --                --                --
1.25%                                                --               --                 --                --                --
1.25%                                           821,387               --             56,821           338,215           879,148
1.30%                                           709,384               --            472,570            93,680           822,568
1.35%                                         2,010,569               --          1,126,488           115,696           318,007
1.40%                                                --               --                 --                --                --
1.40%                                                --               --                 --                --                --
1.40%                                           811,605          138,624            599,864           252,965           519,698
1.45%                                         1,297,095               --            465,546           235,125         1,646,752
1.50%                                           782,775           58,230            933,678           168,029         1,751,881
1.55%                                           544,777               --            359,768            21,111           154,642
1.60%                                           486,951          428,045            703,849           353,163           148,734
1.65%                                           740,439               --            446,844            60,560           422,456
1.70%                                         1,684,368               --          1,996,892           212,095         1,163,799
1.75%                                           961,649               --            726,956            19,099           587,320
1.80%                                           159,378               --            447,613            57,331           116,418
1.85%                                           169,564               --            222,493            73,976            71,845
1.90%                                         1,681,147               --          2,342,624           149,502         1,056,628
1.95%                                           837,911               --            653,710                --           527,993
2.00%                                            29,404               --             46,562            19,156             8,913
2.05%                                           123,271               --            141,707             2,833           207,720
2.10%                                           201,629               --            401,111            22,672           151,229
2.15%                                           218,891               --            183,859               703            14,193
2.20%                                             4,677               --                 --                --                --
2.25%                                                --               --                 --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        17,912,484          624,899         13,331,050         2,509,295        11,781,324
----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                                                                 FTVIPT FRANK                           FTVIPT
                                             FTVIPT FRANK      FTVIPT FRANK         SM MID         FTVIPT MUTUAL       TEMP DEV
                                             RISING DIVD,       SM CAP VAL,        CAP GRO,         SHARES SEC,        MKTS SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             87,682           124,211           716,246               --
1.05%                                             2,542                 --             2,623            38,723               --
1.10%                                                --            606,058         1,660,275         4,846,180           78,590
1.15%                                            13,905                 --           125,900           334,226               --
1.20%                                                --            179,746           934,046         1,700,845               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --           887,012               --
1.25%                                                --                 --                --         1,694,617               --
1.25%                                             2,266            295,345         1,372,827                --           92,059
1.30%                                            27,420            146,307            63,020         1,574,261               --
1.35%                                            26,541            424,792         2,222,336         6,037,688          108,879
1.40%                                                --                 --                --                --               --
1.40%                                                --                 --                --                --               --
1.40%                                                --            131,288           750,016         2,448,697               --
1.45%                                            11,395            271,390         1,479,767         1,863,336               --
1.50%                                            74,897            167,227           678,783         2,260,869               --
1.55%                                                --            223,224            97,331         1,128,631               --
1.60%                                                --              9,387            24,786         1,085,669               --
1.65%                                             5,231            105,657           378,061         1,501,455               --
1.70%                                           110,010            115,571           486,919         1,054,362               --
1.75%                                           181,638             11,741            27,202           505,287               --
1.80%                                                --             14,688             8,360             8,408               --
1.85%                                                --             30,598                --           130,835               --
1.90%                                            69,972                 --            18,762           251,694               --
1.95%                                            20,236                 --             6,734           172,550               --
2.00%                                                --                 --                --                --               --
2.05%                                                --                 --                --               856               --
2.10%                                            38,836                 --            21,264           126,676               --
2.15%                                            50,954                 --                --            12,594               --
2.20%                                                --                 --                --                --               --
2.25%                                                --                 --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           635,843          2,820,701        10,483,223        30,381,717          279,528
-----------------------------------------------------------------------------------------------------------------------------------





 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                  FTVIPT
                                                FTVIPT          TEMP GLOBAL         FTVIPT            GS VIT
                                             TEMP FOR SEC,         BOND,         TEMP GRO SEC,     MID CAP VAL,    GS VIT STRATEGIC
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST            GRO, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            169,587            22,048                --             2,143               --
1.05%                                                 --           230,982            99,925           116,807               --
1.10%                                          1,971,773                --                --                --               --
1.15%                                             37,795         1,102,885           101,403         1,512,217               --
1.20%                                            264,150           416,888           503,304           311,898               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                            444,762                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                            147,392                --                --                --               --
1.25%                                                 --            44,436            26,106           332,222               --
1.30%                                            334,429           840,081           416,866         1,129,079               --
1.35%                                          2,233,319         1,422,372            67,779         1,726,159               --
1.40%                                                 --                --                --                --               --
1.40%                                                 --                --                --                --               --
1.40%                                            396,390           704,568            48,129           676,528           61,058
1.45%                                            436,776           883,055           240,919           966,613               --
1.50%                                            226,501         1,137,832           137,347           881,599           44,274
1.55%                                            280,622           538,264            26,484           487,305               --
1.60%                                            348,273           643,434           117,779           743,735          275,425
1.65%                                            209,950           919,101           125,722           574,524               --
1.70%                                            151,955         3,899,418           164,851         2,276,537               --
1.75%                                             41,697         1,662,036           429,745         1,926,166               --
1.80%                                                 --           323,365            11,155           328,331               --
1.85%                                             53,622           326,854                --           339,559               --
1.90%                                                 --         3,114,079           102,718         3,562,230               --
1.95%                                                 --         1,400,423           222,530         1,690,021               --
2.00%                                                 --            62,716                --            53,117               --
2.05%                                                 --           230,751                --           200,276               --
2.10%                                                 --           631,872           108,561           553,393               --
2.15%                                                 --           411,068            12,331           453,324               --
2.20%                                                 --             3,385                --             7,283               --
2.25%                                                 --                --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,748,993        20,971,913         2,963,654        20,851,066          380,757
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                                GS VIT
                                               STRATEGIC          GS VIT         INVESCO VANK         INVESCO           INVESCO
                                               INTL EQ,      STRUCTD U.S. EQ,     VI VAL OPP,      VI CAP APPR,      VI CAP APPR,
SUBACCOUNT                                       INST              INST             SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                 --           296,615            26,083             5,841
1.05%                                                --             30,757                --                --            39,750
1.10%                                                --                 --         1,932,010           574,961            37,366
1.15%                                                --                 --           731,221            80,948             9,272
1.20%                                                --            345,114           443,928           505,875                --
1.25%                                                --                 --                --                --                --
1.25%                                                --                 --                --                --                --
1.25%                                                --                 --                --                --                --
1.25%                                                --                 --                --                --                --
1.25%                                                --                 --                --                --                --
1.25%                                                --                 --                --                --                --
1.25%                                                --            473,935           322,519           753,096            16,362
1.30%                                                --                 --           846,177                --            12,911
1.35%                                                --              1,066         3,096,546         1,021,966            56,948
1.40%                                                --                 --                --                --                --
1.40%                                                --                 --                --                --                --
1.40%                                             8,407            243,874           211,310           701,696           108,177
1.45%                                                --            629,106         1,182,114           865,503            11,556
1.50%                                             5,240            632,278         1,067,169         1,378,069            47,377
1.55%                                                --                 --           658,203                --            14,372
1.60%                                           157,832            425,792            42,669           765,414           174,713
1.65%                                                --             20,299           801,779            40,982            67,225
1.70%                                                --            266,072         1,474,810           189,387           349,258
1.75%                                                --             53,443         1,389,126                --             3,721
1.80%                                                --                 --            37,035                --            23,080
1.85%                                                --                 --            74,901                --             4,616
1.90%                                                --                 --         2,082,988                --            96,150
1.95%                                                --                 --         1,733,226                --                --
2.00%                                                --                 --            17,012                --             2,630
2.05%                                                --                 --            64,460                --            69,479
2.10%                                                --                 --           560,225                --            26,573
2.15%                                                --             27,659           472,827                --                --
2.20%                                                --                 --                --                --                --
2.25%                                                --                 --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           171,479          3,149,395        19,538,870         6,903,980         1,177,377
-----------------------------------------------------------------------------------------------------------------------------------





 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP DEV,          CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                                --            16,413             52,360            1,737             9,640
1.05%                                                --                --                 --               --             3,450
1.10%                                                --           296,987            416,572           48,219                --
1.15%                                                --                --             75,415               --                --
1.20%                                                --            28,363            736,208            7,886             8,169
1.25%                                                --                --                 --               --                --
1.25%                                                --                --                 --               --                --
1.25%                                                --                --                 --               --                --
1.25%                                                --                --                 --               --                --
1.25%                                                --                --                 --               --                --
1.25%                                                --                --                 --               --                --
1.25%                                                --            25,696          1,437,162            6,854                --
1.30%                                                --            51,018                 --            4,576                --
1.35%                                                --           188,374            894,082           39,854                --
1.40%                                                --                --                 --               --                --
1.40%                                                --                --                 --               --                --
1.40%                                            75,169            44,377          2,493,520            4,730                --
1.45%                                                --           116,287          1,426,158            9,014            48,217
1.50%                                            27,337             3,771          1,275,579              304                --
1.55%                                                --             9,984                 --           14,683                --
1.60%                                           276,738            66,863            811,573               --                --
1.65%                                                --            18,900             75,816            3,220             8,684
1.70%                                                --            28,266            168,839           11,436            26,657
1.75%                                                --            24,817                 --               --             5,134
1.80%                                                --            31,217             11,849               --             9,023
1.85%                                                --             2,296                 --               --                --
1.90%                                                --             8,587                 --               --            24,611
1.95%                                                --             1,647                 --               --             6,171
2.00%                                                --                --                 --               --                --
2.05%                                                --                --                 --               --                --
2.10%                                                --                --                 --               --                --
2.15%                                                --                --                 --               --            21,431
2.20%                                                --                --                 --               --                --
2.25%                                                --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           379,244           963,863          9,875,133          152,513           171,187
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                             INVESCO VI        INVESCO VI        INVESCO VI       INVESCO VANK     INVESCO VANK VI
                                              INTL GRO,         INTL GRO,     MID CAP CORE EQ,    VI COMSTOCK,       GRO & INC,
SUBACCOUNT                                      SER I            SER II            SER II            SER II            SER II
                                          ----------------------------------------------------------------------------------------
1.00%                                               --              7,534                --            29,409            13,339
1.05%                                               --            198,153                --           106,991                --
1.10%                                               --                 --                --           529,475           285,895
1.15%                                               --             20,436           145,665         6,409,279                --
1.20%                                               --            274,983                --           428,081            99,300
1.25%                                               --                 --                --                --                --
1.25%                                               --                 --                --                --                --
1.25%                                               --                 --                --                --                --
1.25%                                               --                 --                --                --                --
1.25%                                               --                 --                --                --                --
1.25%                                               --                 --                --                --                --
1.25%                                               --             69,558                --            93,569            12,473
1.30%                                               --             29,209           146,744         3,517,761            67,434
1.35%                                               --            107,292           222,338         6,160,386           222,627
1.40%                                               --                 --                --                --                --
1.40%                                               --                 --                --                --                --
1.40%                                          595,444            186,004                --         2,207,540           118,353
1.45%                                               --            359,190           168,367         3,853,545            86,831
1.50%                                               --            105,142           225,702         4,654,986            46,128
1.55%                                               --             58,995            74,170         1,696,647            90,619
1.60%                                               --             52,931                --         2,328,860               727
1.65%                                               --            239,018           159,109         3,313,010             6,314
1.70%                                               --          1,321,423           342,252        12,380,230            81,197
1.75%                                               --            416,857           272,951         6,918,142            11,636
1.80%                                               --             34,824             5,876         1,128,653                --
1.85%                                               --             66,692            14,440           915,618            19,598
1.90%                                               --            940,375           400,704        13,814,948                --
1.95%                                               --            518,047           333,742         6,698,469                --
2.00%                                               --             14,368             3,607           195,367                --
2.05%                                               --             18,712            12,280           912,680                --
2.10%                                               --            153,190           144,643         2,196,902                --
2.15%                                               --             76,009            91,495         1,915,117                --
2.20%                                               --                420                --            30,546                --
2.25%                                               --                 --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                          595,444          5,269,362         2,764,085        82,436,211         1,162,471
----------------------------------------------------------------------------------------------------------------------------------





 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 JANUS          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              ASPEN BAL,        ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                       INST              SERV              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --               --              8,109                --
1.05%                                                 --                --               --            240,245                --
1.10%                                                 --                --               --                 --                --
1.15%                                                 --            37,093           32,155            123,649                --
1.20%                                                 --                --               --            255,961                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --           112,107           76,247            319,306                --
1.30%                                                 --                --               --             89,692                --
1.35%                                                 --                --               --            241,584                --
1.40%                                                 --                --               --                 --                --
1.40%                                                 --                --               --                 --                --
1.40%                                          1,022,860           355,647          178,581            869,089           282,881
1.45%                                                 --                --               --            409,043                --
1.50%                                                 --            63,724           17,683            614,028           144,395
1.55%                                                 --                --               --             60,723                --
1.60%                                                 --           604,429          170,337          1,020,946         1,338,459
1.65%                                                 --                --               --            332,177                --
1.70%                                                 --                --               --          1,384,693                --
1.75%                                                 --                --               --            570,547                --
1.80%                                                 --                --               --             44,015                --
1.85%                                                 --                --               --             87,092                --
1.90%                                                 --                --               --          1,081,845                --
1.95%                                                 --                --               --            720,191                --
2.00%                                                 --                --               --             16,162                --
2.05%                                                 --                --               --             21,544                --
2.10%                                                 --                --               --            161,987                --
2.15%                                                 --                --               --             95,822                --
2.20%                                                 --                --               --                932                --
2.25%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,022,860         1,173,000          475,003          8,769,382         1,765,735
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                              JANUS ASPEN      JPM INS TRUST        LAZARD         LAZARD RETIRE       LM CB VAR
                                                WORLD,           U.S. EQ,       RETIRE INTL EQ,   U.S. STRATEGIC,     SM CAP GRO,
SUBACCOUNT                                       INST              CL 1              SERV              SERV              CL I
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --                --                --
1.05%                                                --                --                --                --             4,478
1.10%                                                --                --                --                --                --
1.15%                                                --                --                --                --                --
1.20%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.30%                                                --                --                --                --             1,149
1.35%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                           644,294           167,804            29,493             8,628             4,778
1.45%                                                --                --                --                --            54,586
1.50%                                                --            94,524            30,465            49,340            13,776
1.55%                                                --                --                --                --                --
1.60%                                                --            58,741            48,376           101,800                --
1.65%                                                --                --                --                --             9,617
1.70%                                                --                --                --                --            66,343
1.75%                                                --                --                --                --                --
1.80%                                                --                --                --                --            10,099
1.85%                                                --                --                --                --                --
1.90%                                                --                --                --                --            53,897
1.95%                                                --                --                --                --                --
2.00%                                                --                --                --                --                --
2.05%                                                --                --                --                --                --
2.10%                                                --                --                --                --                --
2.15%                                                --                --                --                --                --
2.20%                                                --                --                --                --                --
2.25%                                                --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           644,294           321,069           108,334           159,768           218,723
-----------------------------------------------------------------------------------------------------------------------------------





 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              LVIP BARON          MFS INV           MFS INV           MFS INV             MFS
                                               GRO OPP,         GRO STOCK,          TRUST,            TRUST,           NEW DIS,
SUBACCOUNT                                      SERV CL           SERV CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             64,750                --               --                --
1.05%                                                --                 --                --               --                --
1.10%                                                --            676,238                --               --                --
1.15%                                                --             13,361                --           55,388            10,178
1.20%                                                --             51,790           248,290               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --                 --                --               --                --
1.25%                                                --            202,852           446,783          229,868               993
1.30%                                                --             20,444                --               --                --
1.35%                                                --            780,786                --               --                --
1.40%                                                --                 --                --               --                --
1.40%                                                --                 --                --               --                --
1.40%                                           185,003             41,394           108,200          111,211           373,676
1.45%                                                --             20,822           577,025               --                --
1.50%                                            25,828             10,064           426,157               --            34,202
1.55%                                                --             73,564                --               --                --
1.60%                                           195,211                 --                --            9,518           438,687
1.65%                                                --             25,625                --               --                --
1.70%                                                --             11,317           198,923           13,682                --
1.75%                                                --             18,811                --               --                --
1.80%                                                --                 --                --               --                --
1.85%                                                --                 --                --               --                --
1.90%                                                --             14,492                --               --                --
1.95%                                                --                 --                --               --                --
2.00%                                                --                 --                --               --                --
2.05%                                                --                 --                --               --                --
2.10%                                                --             10,965                --               --                --
2.15%                                                --                 --                --               --                --
2.20%                                                --                 --                --               --                --
2.25%                                                --                 --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           406,042          2,037,275         2,005,378          419,667           857,736
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,
SUBACCOUNT                                      SERV CL           INIT CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                             54,318                --               --            662,206                --
1.05%                                              4,370                --               --             10,849                --
1.10%                                            539,547                --               --          4,447,150                --
1.15%                                             17,918                --           29,023            112,106            24,502
1.20%                                            105,857                --               --            752,237           323,794
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                            211,640                --          106,049          1,554,616           398,926
1.30%                                             26,980                --               --          1,114,167                --
1.35%                                            439,471                --               --          6,865,638                --
1.40%                                                 --                --               --                 --                --
1.40%                                                 --                --               --                 --                --
1.40%                                             35,682           319,747               --            880,796           679,505
1.45%                                             54,591                --               --            865,847           733,722
1.50%                                             32,802            56,596               --            628,142           462,264
1.55%                                             69,066                --               --            985,729                --
1.60%                                                 --           942,381               --             89,593           505,606
1.65%                                             30,257                --               --          1,031,393            61,627
1.70%                                             91,504                --               --            512,736           161,279
1.75%                                             59,438                --               --            346,549                --
1.80%                                                 --                --               --             66,914                --
1.85%                                              2,003                --               --            192,333                --
1.90%                                                 --                --               --             64,556                --
1.95%                                              7,899                --               --            136,109                --
2.00%                                                 --                --               --              9,214                --
2.05%                                                 --                --               --                 --                --
2.10%                                                 --                --               --             12,338                --
2.15%                                                 --                --               --              7,340                --
2.20%                                                 --                --               --                 --                --
2.25%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,783,343         1,318,724          135,072         21,348,558         3,351,225
-----------------------------------------------------------------------------------------------------------------------------------





 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MFS             MS UIF          MS UIF MID        MS UIF U.S.       MS UIF U.S.
                                            UTILITIES,     GLOBAL REAL EST,      CAP GRO,          REAL EST,         REAL EST,
SUBACCOUNT                                    SERV CL            CL II             CL II             CL I              CL II
                                         ----------------------------------------------------------------------------------------
1.00%                                           18,153            20,351               --             3,471                 --
1.05%                                           14,955            48,435           29,958                --             69,037
1.10%                                          181,481                --               --            40,883                 --
1.15%                                           34,402            19,833               --                --            101,641
1.20%                                           45,548            65,374           18,830            30,414            102,941
1.25%                                               --                --               --                --                 --
1.25%                                               --                --               --                --                 --
1.25%                                               --                --               --                --                 --
1.25%                                               --                --               --                --                 --
1.25%                                               --                --               --                --                 --
1.25%                                               --                --               --                --                 --
1.25%                                          144,840            20,028               --             9,928             11,610
1.30%                                           71,385             7,906               --            20,825            112,231
1.35%                                           91,172            54,251           29,901            35,864            121,489
1.40%                                               --                --               --                --                 --
1.40%                                               --                --               --                --                 --
1.40%                                           74,275            27,693               --            40,609                 --
1.45%                                           40,033           133,868              633            79,729             53,063
1.50%                                           51,500            13,420            9,901            41,433            152,670
1.55%                                           36,684            14,211               --             1,966             57,670
1.60%                                           51,556               971           16,372            12,274                 --
1.65%                                           43,284           110,345               --             9,227             29,820
1.70%                                           36,699           295,759           18,465            39,495            198,848
1.75%                                           45,543           108,552               --             7,981            172,635
1.80%                                           12,653             8,083               --                --             20,459
1.85%                                            7,418            21,644               --             3,689             12,945
1.90%                                           43,344           248,684               --                --            257,345
1.95%                                           25,957           146,208           14,028                --            129,859
2.00%                                               --             2,045               --                --              3,377
2.05%                                               --             5,043               --                --             12,288
2.10%                                           48,229            41,886           56,604                --             48,121
2.15%                                          131,978            36,610               --                --             43,477
2.20%                                               --               169               --                --                170
2.25%                                               --                --               --                --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total                                        1,251,089         1,451,369          194,692           377,788          1,711,696
---------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

                                                                                                                         OPPEN
                                                 OPPEN             OPPEN             OPPEN             OPPEN            GLOBAL
                                               CAP APPR        CAP APPR VA,       GLOBAL SEC      GLOBAL SEC VA,       STRATEGIC
SUBACCOUNT                                        VA               SERV               VA               SERV             INC VA
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             63,736              --              57,025              --
1.05%                                                --             48,741              --              38,589              --
1.10%                                                --            911,348              --             544,697              --
1.15%                                                --          1,841,859              --               7,861              --
1.20%                                                --            144,469              --             326,736              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --                 --              --                  --              --
1.25%                                                --            206,073              --             569,535              --
1.30%                                                --          1,245,006              --             135,105              --
1.35%                                                --          3,178,589              --             544,176              --
1.40%                                                --                 --              --                  --              --
1.40%                                                --                 --              --                  --              --
1.40%                                           628,607             56,106          16,097             296,023          10,259
1.45%                                                --          1,933,410              --             627,419              --
1.50%                                                --          1,433,482              --             410,926              --
1.55%                                                --            919,511              --             115,178              --
1.60%                                                --            110,919              --             124,708              --
1.65%                                                --            953,510              --             308,563              --
1.70%                                                --          4,237,226              --             320,084              --
1.75%                                                --          2,914,031              --              48,119              --
1.80%                                                --            170,291              --              70,271              --
1.85%                                                --            231,827              --               9,363              --
1.90%                                                --          4,614,869              --             113,297              --
1.95%                                                --          2,638,117              --               3,947              --
2.00%                                                --             44,267              --               2,941              --
2.05%                                                --            197,854              --              19,962              --
2.10%                                                --            790,957              --              13,982              --
2.15%                                                --            824,485              --                  --              --
2.20%                                                --             11,664              --                  --              --
2.25%                                                --                 --              --                  --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           628,607         29,722,347          16,097           4,708,507          10,259
-----------------------------------------------------------------------------------------------------------------------------------





 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             OPPEN GLOBAL                                                             OPPEN MAIN
                                               STRATEGIC           OPPEN             OPPEN             OPPEN           ST SM MID
                                                INC VA,           HI INC          HI INC VA,          MAIN ST           CAP VA,
SUBACCOUNT                                        SRV               VA               SERV               VA               SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            365,370               --             85,920              --              76,416
1.05%                                            248,958               --                 --              --              13,779
1.10%                                          1,432,652               --            941,589              --             652,886
1.15%                                          2,077,925               --                 --              --              18,323
1.20%                                            684,526               --            311,494              --             233,387
1.25%                                                 --               --                 --              --                  --
1.25%                                                 --               --                 --              --                  --
1.25%                                                 --               --                 --              --                  --
1.25%                                                 --               --                 --              --                  --
1.25%                                                 --               --                 --              --                  --
1.25%                                                 --               --                 --              --                  --
1.25%                                          1,054,278               --            236,758              --             116,660
1.30%                                          1,976,672               --            159,823              --             187,809
1.35%                                          3,289,584               --            530,478              --             411,391
1.40%                                                 --               --                 --              --                  --
1.40%                                                 --               --                 --              --                  --
1.40%                                          2,158,171          492,246            320,910          70,203              90,538
1.45%                                          2,235,660               --            132,028              --             286,164
1.50%                                          1,900,330               --             15,963              --              49,965
1.55%                                          1,390,986               --            359,072              --             117,206
1.60%                                          1,346,096               --              7,176              --              76,146
1.65%                                          2,542,419               --            166,213              --              51,387
1.70%                                          5,377,350               --                 --              --             159,950
1.75%                                          3,918,000               --              2,368              --              82,323
1.80%                                            672,772               --                 --              --                  --
1.85%                                            681,023               --              4,346              --              21,092
1.90%                                          4,711,262               --                 --              --              88,751
1.95%                                          3,357,831               --                 --              --              14,467
2.00%                                            155,942               --                 --              --                 161
2.05%                                            361,187               --                 --              --                  --
2.10%                                          1,033,466               --                 --              --                  --
2.15%                                            982,772               --                 --              --                  --
2.20%                                              5,796               --                 --              --                  --
2.25%                                                 --               --                 --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         43,961,028          492,246          3,274,138          70,203           2,748,801
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                                 PIMCO                                                                  PUT VT
                                                VIT ALL           PUT VT            PUT VT            PUT VT          GLOBAL HLTH
                                            ASSET, ADVISOR       DIV INC,          DIV INC,         GLOBAL EQ,           CARE,
SUBACCOUNT                                        CL               CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                              5,787               --                --                --             3,265
1.05%                                            154,445               --                --                --                --
1.10%                                                 --               --                --                --           115,621
1.15%                                             91,471               --                --                --                --
1.20%                                            257,642               --                --                --            27,537
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                             39,190               --                --                --            51,769
1.30%                                            119,442               --                --                --            60,365
1.35%                                            183,209               --                --                --            20,947
1.40%                                                 --               --                --                --                --
1.40%                                                 --               --                --                --                --
1.40%                                            145,083          509,419           350,197           322,424            71,112
1.45%                                            253,581               --                --                --           164,399
1.50%                                            134,508               --                --                --           161,868
1.55%                                             52,528               --                --                --            20,148
1.60%                                             84,879               --                --                --            59,025
1.65%                                            309,662               --                --                --            11,535
1.70%                                          1,039,996               --                --                --             6,883
1.75%                                            473,626               --                --                --             8,514
1.80%                                             56,446               --                --                --                --
1.85%                                             62,076               --                --                --            23,563
1.90%                                            718,425               --                --                --            22,827
1.95%                                            619,409               --                --                --             2,134
2.00%                                             12,062               --                --                --             1,620
2.05%                                             12,877               --                --                --             3,033
2.10%                                             87,976               --                --                --                --
2.15%                                            144,930               --                --                --             3,811
2.20%                                                587               --                --                --                --
2.25%                                                 --               --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,059,837          509,419           350,197           322,424           839,976
-----------------------------------------------------------------------------------------------------------------------------------





 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,           INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            88,453               --                --               --
1.05%                                                 --                --               --                --               --
1.10%                                                 --           679,412               --                --               --
1.15%                                                 --            72,859               --                --           19,091
1.20%                                                 --             1,887               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --                --               --                --               --
1.25%                                                 --           339,809               --                --            3,964
1.30%                                                 --            28,846               --                --               --
1.35%                                                 --           588,977               --                --               --
1.40%                                                 --                --               --                --               --
1.40%                                                 --                --               --                --               --
1.40%                                          1,138,576           812,217          216,833           176,141               --
1.45%                                                 --            17,517               --                --               --
1.50%                                                 --            41,249               --                --           16,044
1.55%                                                 --            81,723               --                --               --
1.60%                                                 --                --               --                --               --
1.65%                                                 --            36,760               --                --               --
1.70%                                                 --            49,796               --                --            2,198
1.75%                                                 --                --               --                --               --
1.80%                                                 --                --               --                --               --
1.85%                                                 --             1,565               --                --               --
1.90%                                                 --                --               --                --               --
1.95%                                                 --                --               --                --               --
2.00%                                                 --                --               --                --               --
2.05%                                                 --                --               --                --               --
2.10%                                                 --                --               --                --               --
2.15%                                                 --                --               --                --               --
2.20%                                                 --                --               --                --               --
2.25%                                                 --                --               --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,138,576         2,841,070          216,833           176,141           41,297
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,          INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,
SUBACCOUNT                                       CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            116,779               10               --                 --             15,075
1.05%                                                 --               --               --                 --                 --
1.10%                                            951,681          126,162               --                 --            236,667
1.15%                                             55,147               --               --                 --             78,368
1.20%                                          1,321,046               --               --                 --            346,755
1.25%                                                 --               --               --                 --             93,504
1.25%                                                 --               --               --                 --            543,361
1.25%                                                 --               --               --                 --                 --
1.25%                                                 --               --               --                 --                 --
1.25%                                                 --               --               --                 --                 --
1.25%                                                 --               --               --                 --                 --
1.25%                                          1,597,402           62,281               --                 --                 --
1.30%                                            138,681               --               --                 --                 --
1.35%                                            893,174          262,553               --                 --            299,299
1.40%                                                 --               --               --                 --                 --
1.40%                                                 --               --               --                 --                 --
1.40%                                            947,367           86,415            4,104            789,337            256,181
1.45%                                          2,058,465               --               --                 --            737,695
1.50%                                            791,365               --               --                 --            572,374
1.55%                                            212,905               --               --                 --                766
1.60%                                             19,445               --               --                 --                 --
1.65%                                            575,253               --               --                 --             26,069
1.70%                                            525,886               --               --                 --             84,318
1.75%                                             48,078               --               --                 --                 --
1.80%                                             11,795               --               --                 --                 --
1.85%                                             20,064               --               --                 --              2,187
1.90%                                              9,594               --               --                 --                 --
1.95%                                                 --               --               --                 --                 --
2.00%                                                 --               --               --                 --                 --
2.05%                                                 --               --               --                 --                 --
2.10%                                                 --               --               --                 --                 --
2.15%                                                 --               --               --                 --                 --
2.20%                                                 --               --               --                 --                 --
2.25%                                                 --               --               --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         10,294,127          537,421            4,104            789,337          3,292,619
-----------------------------------------------------------------------------------------------------------------------------------





 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT             ROYCE
                                               RESEARCH,        SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                             3,097                --                --                --                --
1.05%                                                --               267                --                --                --
1.10%                                            63,004                --                --                --                --
1.15%                                                --            11,145                --                --                --
1.20%                                            16,723            45,336                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                             6,779                --                --                --                --
1.30%                                             7,143            20,221                --                --                --
1.35%                                            18,783            37,121                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                             2,777            13,534           171,539           581,749           104,659
1.45%                                                --            17,059                --                --                --
1.50%                                             6,095            55,641                --                --            63,570
1.55%                                                --            11,865                --                --                --
1.60%                                                --             4,226                --                --           334,052
1.65%                                                --            29,026                --                --                --
1.70%                                                --           284,500                --                --                --
1.75%                                                --            33,699                --                --                --
1.80%                                                --             8,322                --                --                --
1.85%                                                --             4,840                --                --                --
1.90%                                                --            68,991                --                --                --
1.95%                                                --            38,758                --                --                --
2.00%                                                --             1,527                --                --                --
2.05%                                                --               597                --                --                --
2.10%                                                --            18,950                --                --                --
2.15%                                                --                --                --                --                --
2.20%                                                --                --                --                --                --
2.25%                                                --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           124,401           705,625           171,539           581,749           502,281
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

                                                 ROYCE             THIRD              VP                VP                VP
                                                SM-CAP,             AVE              AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     INVEST CL            VAL              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --         12,384,247         15,342,948        5,679,439
1.05%                                                --                --            472,197         31,406,277          883,507
1.10%                                                --                --                 --                 --               --
1.15%                                                --                --                 --          1,996,733          353,192
1.20%                                                --                --          5,683,777         29,375,858        6,785,984
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --                 --                 --               --
1.25%                                                --                --            847,779          7,846,443          588,808
1.30%                                                --                --            207,959          1,768,462          263,947
1.35%                                                --                --             21,258          9,800,577        1,081,767
1.40%                                                --                --                 --                 --               --
1.40%                                                --                --                 --                 --               --
1.40%                                           149,703            90,225            124,602          9,332,824        1,226,718
1.45%                                                --                --          2,957,571         29,472,837        4,905,586
1.50%                                            75,354            47,693            628,503          4,865,372        1,665,167
1.55%                                                --                --          1,231,192          5,664,104        2,956,832
1.60%                                           174,206           276,525                 --          2,828,124          434,372
1.65%                                                --                --             54,286          9,198,326          685,386
1.70%                                                --                --          3,578,408         57,496,547        4,700,474
1.75%                                                --                --            444,248         38,557,575        2,862,359
1.80%                                                --                --            372,956            917,264        1,007,187
1.85%                                                --                --            101,872          1,912,169        1,115,556
1.90%                                                --                --            242,435         37,080,913        3,604,594
1.95%                                                --                --            717,648         15,181,659        1,238,481
2.00%                                                --                --            196,216             29,193          558,505
2.05%                                                --                --                 --            382,392           29,626
2.10%                                                --                --            194,255          5,124,831          800,958
2.15%                                                --                --                 --          4,111,501          450,023
2.20%                                                --                --                 --            223,162               --
2.25%                                                --                --                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           399,263           414,443         30,461,409        319,916,091       43,878,468
-----------------------------------------------------------------------------------------------------------------------------------





 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                    VP                VP
                                                  VP             DAVIS NY           GS MID              VP                VP
                                               CONSERV,          VENTURE,          CAP VAL,            MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                           5,419,560            9,482              --           57,387,145         56,776,848
1.05%                                          28,350,846          257,677           2,221            6,568,173        229,158,154
1.10%                                                  --               --              --                   --                 --
1.15%                                             596,919           32,579             604              100,890          8,468,084
1.20%                                          25,277,162          311,639           4,324           87,790,706        185,038,694
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                           8,516,959           94,977              --            8,068,872         81,540,164
1.30%                                             459,246           55,002              --              707,060          4,943,490
1.35%                                          11,723,499          150,156              --            2,301,780         81,758,072
1.40%                                                  --               --              --                   --                 --
1.40%                                                  --               --              --                   --                 --
1.40%                                           8,368,391          218,315              --            1,658,170         59,482,992
1.45%                                          20,689,489          565,329              --           33,732,813        127,882,711
1.50%                                           8,597,066           89,713              --            2,768,988         50,019,785
1.55%                                           3,291,042           59,930           5,813           27,919,874         38,730,031
1.60%                                           2,903,260           85,389              --              944,941         14,573,909
1.65%                                           6,750,852          365,937              --            4,044,930         39,686,760
1.70%                                          53,601,726        1,741,333           7,044           36,335,823        458,938,893
1.75%                                          25,971,052          642,594              --            4,533,223        164,265,106
1.80%                                           2,043,268           50,582              --            3,608,145          9,265,014
1.85%                                           7,968,022           87,563              --              149,166         16,190,206
1.90%                                          37,774,174        1,246,492           8,040            4,055,691        206,438,809
1.95%                                          10,020,862          783,737              --            8,198,355        107,319,884
2.00%                                              67,095           20,672              --            1,745,072          3,206,255
2.05%                                           2,291,385           25,966              --            1,126,416         14,410,260
2.10%                                           6,481,903          206,059           5,181            2,061,446         33,819,353
2.15%                                           5,241,589           85,567              --            2,156,369         18,519,918
2.20%                                                  --              742              --               47,010            238,652
2.25%                                                  --               --              --                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         282,405,367        7,187,432          33,227          298,011,058      2,010,672,044
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          40,954,863         40,196,775      15,369,261         15,200,944           34,861
1.05%                                           4,069,051        113,447,029       2,520,733         33,464,050            4,153
1.10%                                                  --                 --              --                 --          210,393
1.15%                                             568,022          3,986,328         385,251          1,236,984        1,722,943
1.20%                                          40,118,285         97,668,898      21,716,307         37,292,785           62,966
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                           5,394,862         42,402,779       2,045,858          9,407,953          193,481
1.30%                                              63,644          3,747,383         448,336          1,092,215          874,545
1.35%                                             653,581         32,665,163       1,072,041         17,906,943        1,967,226
1.40%                                                  --                 --              --                 --               --
1.40%                                                  --                 --              --                 --               --
1.40%                                             650,208         32,057,896       1,083,919          9,728,932        1,139,102
1.45%                                          26,527,060         66,149,431       7,018,084         25,655,921        1,422,586
1.50%                                             994,636         19,569,678         421,910         13,113,551        1,351,675
1.55%                                          16,916,385         21,491,026       4,366,100          8,657,971          463,266
1.60%                                             805,133         10,818,895         958,539          5,253,956          969,640
1.65%                                             907,020         24,332,373       2,600,061          8,127,381        1,402,738
1.70%                                          28,278,328        213,017,970       9,841,949         69,227,954        4,522,140
1.75%                                           3,068,404         88,413,672       2,567,881         24,735,380        2,482,924
1.80%                                           2,861,818          7,334,717       1,238,543          3,584,604          508,575
1.85%                                             568,239          5,207,380              --          3,373,433          329,766
1.90%                                           1,555,232        118,725,115       2,094,794         34,697,089        4,585,132
1.95%                                           4,132,156         51,439,765       1,086,792         12,306,709        2,229,531
2.00%                                           1,622,595          2,462,183         394,081             60,518           81,670
2.05%                                                  --          5,856,522              --          3,591,151          282,025
2.10%                                             208,103         17,485,658       1,201,178          7,015,929          781,172
2.15%                                             126,506          8,550,781         661,772          3,689,383          655,039
2.20%                                                  --                 --              --             60,972           10,291
2.25%                                                  --                 --              --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         181,044,131      1,027,027,417      79,093,390        348,482,708       28,287,840
-----------------------------------------------------------------------------------------------------------------------------------





 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                  WF ADV VT
                                                                                 INDEX ASSET        WF ADV VT         WF ADV VT
                                               WANGER            WANGER            ALLOC,           INTL EQ,          INTL EQ,
SUBACCOUNT                                      INTL               USA              CL 2              CL 1              CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                             2,396             2,115                --           17,517            140,481
1.05%                                           106,080            66,505                --               --                 --
1.10%                                                --                --                --          179,178            880,309
1.15%                                           810,608         1,131,149                --               --            645,018
1.20%                                           126,679           148,023           732,057               --            444,936
1.25%                                                --                --                --               --                 --
1.25%                                                --                --                --               --                 --
1.25%                                                --                --                --               --                 --
1.25%                                                --                --                --               --                 --
1.25%                                                --                --                --               --                 --
1.25%                                                --                --                --               --                 --
1.25%                                            32,032            23,494         1,786,351           61,232            302,679
1.30%                                           623,477           756,984                --               --            514,522
1.35%                                           860,556         1,180,962             1,325          179,074          1,440,467
1.40%                                                --                --                --               --                 --
1.40%                                                --                --                --               --                 --
1.40%                                           198,500           659,456           648,346               --            277,449
1.45%                                           936,120           827,761         2,061,845               --            636,753
1.50%                                         1,032,403           757,069         1,411,711               --            619,636
1.55%                                           221,106           356,333                --               --            289,562
1.60%                                           471,244         1,184,281            58,132               --             43,219
1.65%                                           661,889           916,038           102,084               --            183,189
1.70%                                         2,071,973         3,138,771           565,820               --          1,128,534
1.75%                                         1,682,453         1,636,142                --               --             83,766
1.80%                                           100,601           395,846                --               --              8,142
1.85%                                            91,350           287,756                --               --             51,693
1.90%                                         1,529,013         2,604,566                --               --          1,512,798
1.95%                                         1,634,196         1,412,570                --               --                 --
2.00%                                            22,731            47,722                --               --              1,755
2.05%                                            43,307           166,976                --               --            101,792
2.10%                                           331,974           459,706             9,735               --            152,943
2.15%                                           437,592           389,200                --               --                 --
2.20%                                             6,680             6,351                --               --                533
2.25%                                                --                --                --               --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        14,034,960        18,555,776         7,377,406          437,001          9,460,176
----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                               WF ADV VT      WF ADV VT OMEGA   WF ADV VT OMEGA
                                            INTRINSIC VAL,         GRO,              GRO,         WF ADV VT OPP,    WF ADV VT OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            48,372           240,702           21,720            504,474
1.05%                                              6,493                --             5,402               --                 --
1.10%                                                 --           247,728           838,933          149,181          1,854,830
1.15%                                            159,559                --         1,312,448               --             82,598
1.20%                                            474,300                --         1,317,044               --            643,921
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                          1,237,034           212,760         1,095,379           76,829            465,782
1.30%                                             86,900                --           686,580               --            418,914
1.35%                                             69,931           547,215         1,542,440          344,638          1,581,735
1.40%                                                 --                --                --               --                 --
1.40%                                                 --                --                --               --                 --
1.40%                                            995,301                --         1,779,036               --            500,898
1.45%                                          1,149,615                --         2,281,939               --            579,518
1.50%                                            890,724                --         1,697,724               --            586,402
1.55%                                             24,407                --           571,173               --            464,685
1.60%                                            963,632                --         1,485,879               --             93,950
1.65%                                            287,786                --           857,148               --            358,563
1.70%                                          1,066,471                --         3,097,216               --            395,377
1.75%                                            198,996                --           317,200               --            114,765
1.80%                                            391,858                --           502,649               --             10,759
1.85%                                            269,595                --           388,244               --             68,728
1.90%                                            663,381                --         3,649,202               --            280,726
1.95%                                                 --                --                --               --                 --
2.00%                                             41,251                --            57,565               --                 --
2.05%                                             63,709                --           367,594               --             11,221
2.10%                                             96,455                --           420,006               --             26,838
2.15%                                                700                --               340               --                 --
2.20%                                                 --                --               448               --                276
2.25%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          9,138,098         1,056,075        24,512,291          592,368          9,044,960
-----------------------------------------------------------------------------------------------------------------------------------





 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                            WF ADV VT
                                                      WF ADV VT         WF ADV VT         WF ADV VT       TOTAL RETURN
                                                     SM CAP GRO,       SM CAP VAL,       SM CAP VAL,          BOND,
SUBACCOUNT                                              CL 2              CL 1              CL 2              CL 2
                                                  ----------------------------------------------------------------------
1.00%                                                    51,276            33,428           214,140           299,298
1.05%                                                        --                --                --             4,827
1.10%                                                   600,201           702,606         1,050,908         1,568,949
1.15%                                                   222,068                --            17,194         1,179,391
1.20%                                                   942,156                --           278,076           574,247
1.25%                                                        --                --                --                --
1.25%                                                        --                --                --                --
1.25%                                                        --                --                --                --
1.25%                                                        --                --                --                --
1.25%                                                        --                --                --                --
1.25%                                                        --                --                --                --
1.25%                                                   969,291           312,406           147,146           707,180
1.30%                                                   260,545                --           434,053         1,373,556
1.35%                                                   584,331         1,200,030         1,143,671         2,959,119
1.40%                                                        --                --                --                --
1.40%                                                        --                --                --                --
1.40%                                                   627,179                --           531,837         1,784,636
1.45%                                                 1,510,267                --           450,834         1,043,771
1.50%                                                 1,940,366                --           278,033         1,452,793
1.55%                                                   298,310                --           222,802           925,064
1.60%                                                    28,858                --             9,854         1,179,642
1.65%                                                   337,610                --           167,184           952,060
1.70%                                                 1,928,117                --           233,494         3,995,716
1.75%                                                    34,977                --            72,122           242,114
1.80%                                                     4,423                --                --           427,759
1.85%                                                    31,336                --            39,166           658,075
1.90%                                                   593,294                --           238,406         4,100,848
1.95%                                                        --                --                --                --
2.00%                                                       847                --                --           128,028
2.05%                                                    29,338                --            63,790           475,115
2.10%                                                    59,810                --                --           643,170
2.15%                                                        --                --                --             2,440
2.20%                                                        --                --                --                --
2.25%                                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Total                                                11,054,600         2,248,470         5,592,710        26,677,798
------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

The following is a summary of net assets at Dec. 31, 2011:




                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    6,110        $   35,651        $  322,211        $       --        $     3,381
1.05%                                                 85             8,108            59,870                --            113,111
1.10%                                            198,588           240,300         2,057,481                --                 --
1.15%                                             14,087                60             7,182                --          2,944,005
1.20%                                            374,622            36,947           170,691                --            229,301
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --                --                --                --                 --
1.25%                                              7,216           107,359           877,226                --             35,671
1.30%                                             49,490            84,828           174,817                --          1,947,254
1.35%                                            104,157           443,183         3,709,024                --          3,101,749
1.40%                                                 --                --                --                --                 --
1.40%                                                 --                --                --                --                 --
1.40%                                             18,103           208,997           160,075           646,380          1,833,152
1.45%                                             17,004           105,289           213,572                --          1,770,575
1.50%                                             48,263            67,730           194,038           294,400          2,456,296
1.55%                                             22,809           230,920           242,498                --            926,438
1.60%                                             13,081           374,400           313,491           612,699          1,774,000
1.65%                                              8,085            53,761           329,580                --          2,098,722
1.70%                                              1,162           130,221            52,124                --          7,372,124
1.75%                                            147,594            13,630           122,602                --          3,374,036
1.80%                                                 76             9,262            93,782                --            876,432
1.85%                                                 83             4,297            25,250                --            682,339
1.90%                                                 83            22,190           134,158                --          6,295,801
1.95%                                              7,145                61             6,911                --          2,834,295
2.00%                                                 83             8,506                76                --            107,977
2.05%                                                 83                58            73,255                --            421,718
2.10%                                              9,436                58               694                --            988,480
2.15%                                                 82            12,140                90                --            829,079
2.20%                                                 82                57                75                --             12,924
2.25%                                                 --                66                86                --                 59
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,047,609        $2,198,079        $9,340,859        $1,553,479        $43,028,919
-----------------------------------------------------------------------------------------------------------------------------------





 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AB VPS             AC VP             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   79,612         $     --         $        --         $    --          $     89
1.05%                                                 --               --             175,686              67                74
1.10%                                            632,566               --                  --              --                --
1.15%                                                 --               --           4,779,046              61                73
1.20%                                             35,954               --               2,271              66             5,932
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                            298,401               --               2,665              66                73
1.30%                                             85,993               --           3,384,861              61                73
1.35%                                          1,396,045               --           5,234,000              61             8,509
1.40%                                                 --               --                  --              --                --
1.40%                                                 --               --                  --              --                --
1.40%                                            509,436          432,808           2,393,636              66            16,165
1.45%                                             96,976               --           2,321,881           9,490            51,770
1.50%                                            104,358               --           4,421,827              60               703
1.55%                                            129,311               --           1,730,437              60                72
1.60%                                            647,435               --           2,211,319              65             4,081
1.65%                                             58,049               --           3,051,285              59                89
1.70%                                              3,143               --          11,695,330             272               115
1.75%                                                107               --           5,615,429             929            15,168
1.80%                                                 99               --           1,213,979              59                71
1.85%                                                112               --           1,244,640              59            25,215
1.90%                                                 --               --          10,512,009             109                86
1.95%                                                 --               --           4,536,704              58                71
2.00%                                                 --               --             229,413              58                71
2.05%                                                 --               --             852,935              76                71
2.10%                                                 --               --           1,826,561              57             6,596
2.15%                                                 --               --           1,354,725              57                70
2.20%                                                 --               --               9,498              57                70
2.25%                                                 --               --                  --              --                87
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,077,597         $432,808         $68,800,137         $11,973          $135,394
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                                 AC VP             AC VP             AC VP            COL VP            COL VP
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,          BAL,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        88        $     --          $     84           $    --         $   60,126
1.05%                                               8,488              --             6,383                --                 --
1.10%                                                  --              --                --                --            338,163
1.15%                                           1,858,944              --            47,413             9,815             29,950
1.20%                                             238,090              --                75                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  --              --                --                --                 --
1.25%                                                  74              --                74            55,267             94,390
1.30%                                           1,388,210              --            33,893                --                 --
1.35%                                           1,931,353              --            72,763                --            478,391
1.40%                                                  --              --                --                --                 --
1.40%                                                  --              --                --                --                 --
1.40%                                                  76         536,039            14,956                --          1,659,378
1.45%                                           2,263,146              --            33,045                --                 --
1.50%                                           1,456,789              --            69,350                --             62,827
1.55%                                             460,972              --             1,178                --                 --
1.60%                                              42,717              --            70,258                --            808,075
1.65%                                           1,504,180              --               731                --                 --
1.70%                                           4,334,145              --            64,960                --              9,979
1.75%                                           3,612,094              --                80                --                 --
1.80%                                             166,264              --            39,090                --                 72
1.85%                                             184,944              --                89                --                 --
1.90%                                           2,975,764              --            97,828                --                 --
1.95%                                           3,396,562              --            16,754                --                 --
2.00%                                              47,004              --                88                --                 --
2.05%                                              83,230              --                88                --                 --
2.10%                                             669,661              --                89                --                 --
2.15%                                             978,812              --                88                --                 --
2.20%                                              17,667              --                88                --                 --
2.25%                                                  85              --                83                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $27,619,359        $536,039          $569,528           $65,082         $3,541,351
-----------------------------------------------------------------------------------------------------------------------------------





 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               COL VP            COL VP            COL VP            COL VP            COL VP
                                             CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,       EMER MKTS OPP,
SUBACCOUNT                                      CL 3              CL 3              CL 3              CL 3              CL 3
                                          ----------------------------------------------------------------------------------------
1.00%                                        $   384,206       $   457,801       $   191,411       $   118,856       $     2,332
1.05%                                            212,403           439,987           248,444            27,846           133,220
1.10%                                          3,456,817         2,412,722         1,098,347         1,149,010                --
1.15%                                            831,313           808,771         4,967,548         1,931,920         1,757,022
1.20%                                          1,555,345         1,169,602         1,153,762           624,903           252,365
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                          2,542,899           713,120         1,000,130         1,360,704           158,501
1.30%                                          1,928,048         1,134,286         3,307,560         2,028,923         1,216,928
1.35%                                          3,403,372         2,376,071         5,309,178         3,953,331         1,923,328
1.40%                                                 --                --           399,979                --                --
1.40%                                                 --                --         2,887,243                --                --
1.40%                                          4,902,825         4,447,171                --         4,011,489           981,071
1.45%                                          1,583,946         1,730,208         4,466,060         1,867,573         1,428,008
1.50%                                          2,990,793         2,875,581         3,418,755         3,819,141         1,652,585
1.55%                                          3,557,091           853,680         1,370,930         1,380,495           567,201
1.60%                                          1,145,092         1,000,059         2,485,490         1,781,810         1,072,417
1.65%                                          1,710,744         1,415,217         3,559,404         1,621,672         1,330,131
1.70%                                          4,096,039         4,062,863        12,894,095         4,754,769         4,951,249
1.75%                                          2,595,457         2,109,143         6,008,496         2,360,771         2,355,658
1.80%                                            638,896           189,167           878,360           721,695           536,977
1.85%                                            293,772           213,108           841,942           607,441           421,224
1.90%                                          2,047,913         3,157,728         9,623,582         5,272,444         3,934,740
1.95%                                          1,100,438         1,845,797         4,950,805         2,257,449         2,035,415
2.00%                                             26,664            37,274           134,641           114,138            73,037
2.05%                                            244,015           113,675           692,235           193,352           358,140
2.10%                                          1,109,452           517,740         1,455,602         1,011,542           737,346
2.15%                                          1,020,342           724,359         1,408,498           665,587           544,002
2.20%                                              5,194             6,541            28,309                88             9,294
2.25%                                              2,005                82                81                89                68
----------------------------------------------------------------------------------------------------------------------------------
Total                                        $43,385,081       $34,811,753       $74,780,887       $43,637,038       $28,432,259
----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                                COL VP
                                                GLOBAL
                                               INFLATION          COL VP            COL VP           COL VP HI          COL VP
                                               PROT SEC,          HI INC,           HI INC,         YIELD BOND,        INC OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 2              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    59,711        $     --         $        74       $        90       $   29,134
1.05%                                             307,924              --              56,027             9,127          218,948
1.10%                                                  --              --                  --                --               --
1.15%                                             355,307          13,591             894,265           765,716          147,745
1.20%                                             341,785              --              74,322           336,191          256,971
1.25%                                                  --              --                  --                --               --
1.25%                                                  --              --                  --                --               --
1.25%                                                  --              --                  --                --               --
1.25%                                                  --              --                  --                --               --
1.25%                                                  --              --                  --                --               --
1.25%                                                  --              --                  --                --               --
1.25%                                             257,379         318,320             206,644           311,976           62,718
1.30%                                             270,338              --             523,160           404,481          116,388
1.35%                                             537,295              --             931,522           560,777          217,070
1.40%                                                  --              --                  --                --               --
1.40%                                                  --              --                  --                --               --
1.40%                                             302,348              --              30,789         1,959,672          154,610
1.45%                                             483,988              --             815,464           970,626          338,804
1.50%                                             379,104              --             837,202           804,484          190,422
1.55%                                             165,244              --             322,985           147,149           84,166
1.60%                                             177,809              --             113,206         2,017,024           54,883
1.65%                                             572,785              --             641,884         1,142,027          274,700
1.70%                                           2,543,300              --           1,857,468         2,711,001        1,549,799
1.75%                                             979,942              --           1,947,936         1,356,024          583,446
1.80%                                             131,793              --             148,831         2,678,316           39,970
1.85%                                              85,307              --              77,532           502,842           55,257
1.90%                                           1,880,169              --           1,571,860         1,598,364        1,104,055
1.95%                                             983,936              --           1,773,770           822,405          594,887
2.00%                                              31,768              --              36,082           104,196           14,216
2.05%                                              78,247              --              72,976           200,229           37,580
2.10%                                             348,390              --             484,860           404,604          178,079
2.15%                                             261,865              --             536,379           382,766          101,391
2.20%                                               3,593              --               2,026             2,026            1,903
2.25%                                                  82              --                  75                88               87
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $11,539,409        $331,911         $13,957,339       $20,192,201       $6,407,229
-----------------------------------------------------------------------------------------------------------------------------------





 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP            MARSICO
                                               INTL OPP,        LG CAP GRO,       LG CAP GRO,      MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL 3              CL 1              CL 3              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     74          $     --         $    5,886        $   10,947         $     61
1.05%                                                66                --                 10           275,284           40,789
1.10%                                                --                --             25,596                --               --
1.15%                                                66           166,453             70,674            73,438               65
1.20%                                                66                --              8,137           311,607           15,028
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                             4,575            91,413             16,599            75,126               65
1.30%                                                57                --             26,965            77,325               65
1.35%                                             4,269                --             63,606           208,693           17,318
1.40%                                                --                --                 --                --               --
1.40%                                                --                --                 --                --               --
1.40%                                           656,522                --             72,241           232,728           18,729
1.45%                                                80                --                  9           492,062           14,192
1.50%                                               140                --             72,585           128,756           46,052
1.55%                                               788                --             22,316            61,754               65
1.60%                                             5,156                --             83,229           104,657               65
1.65%                                                63                --                 86           312,368               65
1.70%                                            15,817                --            235,655         1,472,943           28,627
1.75%                                            13,515                --            118,976           603,323               65
1.80%                                                62                --                 86            40,758               65
1.85%                                                62                --              2,617            84,409            5,203
1.90%                                             2,012                --            260,081         1,212,202           49,662
1.95%                                             6,417                --              1,688           666,029           19,740
2.00%                                                61                --                 85            16,112               65
2.05%                                                61                --              9,614            41,798               65
2.10%                                                60                --             47,026           174,058           11,062
2.15%                                                71                --                 53           104,742               65
2.20%                                                60                --                629               693               65
2.25%                                                71                --                 83                92               65
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $710,191          $257,866         $1,144,532        $6,781,904         $267,308
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                                COL VP            COL VP                              COL VP            COL VP
                                                MID CAP           MID CAP           COL VP           SELECT LG         SELECT SM
                                               GRO OPP,          VAL OPP,          S&P 500,          CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $      781        $       88        $  269,736          $    --         $       81
1.05%                                                 77             5,465           196,420               72                 --
1.10%                                             38,216                --         1,588,054               --             57,838
1.15%                                            138,417                62           165,159            5,075             23,494
1.20%                                             35,356                62           543,081               72             38,093
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --           109,692               --                 --
1.25%                                                 --                --           984,613               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                              5,450                62                --               72            213,451
1.30%                                            106,147                62           956,964              111                 --
1.35%                                            278,556             3,498         2,060,227            9,648            124,941
1.40%                                                 --                --                --               --            166,241
1.40%                                                 --                --                --               --             87,859
1.40%                                          1,316,158                62           139,367               71                 --
1.45%                                             70,742            36,058           444,028            6,018            315,760
1.50%                                            187,314             2,322           626,553            7,820            107,595
1.55%                                            145,306                61           571,897           15,225                 --
1.60%                                            251,002                61            53,178               69            257,565
1.65%                                             61,119                86           356,273               57             26,034
1.70%                                            363,404           140,145           286,593            2,093             37,711
1.75%                                             61,942            78,981           169,768            6,935                 --
1.80%                                            130,339           635,491             7,965               56                 74
1.85%                                             93,696                60            14,569               56                 --
1.90%                                            485,172           115,775           218,853              154                 --
1.95%                                                 62               164            15,484           12,812                 --
2.00%                                             14,524                61            39,724               54                 --
2.05%                                             19,446                60            14,249            8,267                 --
2.10%                                             48,941             6,410               110               53                 --
2.15%                                                501                60                59               53                 --
2.20%                                                 59                60                58              154                 --
2.25%                                                 --                83                84               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,852,727        $1,025,299        $9,832,758          $74,997         $1,456,737
-----------------------------------------------------------------------------------------------------------------------------------





 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP            COL VP            COL VP              CS
                                            SHORT DURATION,   SHORT DURATION,     SM CAP VAL,       SM CO GRO,         COMMODITY
SUBACCOUNT                                       CL 1              CL 3              CL 2              CL 1             RETURN
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $   205,391       $    7,660          $    --          $     73
1.05%                                                --             173,978          193,255               --            19,211
1.10%                                                --           2,802,764               --               --                --
1.15%                                            83,862             543,914           55,491            3,992                84
1.20%                                                --             893,416          297,635               --               145
1.25%                                                --                  --               --               --                --
1.25%                                                --                  --               --               --                --
1.25%                                                --                  --               --               --                --
1.25%                                                --             714,279               --               --                --
1.25%                                                --             714,830               --               --                --
1.25%                                                --                  --               --               --                --
1.25%                                           569,388                  --           60,769           71,087             1,744
1.30%                                                --           1,268,869           54,495               --            13,049
1.35%                                                --           2,550,254          175,968               --             5,071
1.40%                                                --             210,467               --               --                --
1.40%                                                --             999,207               --               --                --
1.40%                                                --                  --          132,485               --            18,005
1.45%                                                --           1,164,910          300,773               --            21,559
1.50%                                                --           1,337,136           87,926               --            32,075
1.55%                                                --             568,140           59,740               --             8,644
1.60%                                                --             766,070           93,510               --            65,032
1.65%                                                --           1,108,604          240,989               --            15,570
1.70%                                                --           2,509,431        1,086,542               --           327,348
1.75%                                                --           1,110,016          396,036               --            27,329
1.80%                                                --             142,461           33,561               --               556
1.85%                                                --             272,056           61,022               --                62
1.90%                                                --           1,999,396          780,429               --            38,589
1.95%                                                --             528,831          507,088               --            12,124
2.00%                                                --              30,803           10,536               --                61
2.05%                                                --             319,999           17,412               --                61
2.10%                                                --             324,295          159,897               --             8,181
2.15%                                                --             162,622           43,296               --                61
2.20%                                                --               2,598              590               --                61
2.25%                                                --                  76               68               --                74
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $653,250         $23,424,813       $4,857,173          $75,079          $614,769
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
SUBACCOUNT                                       SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --         $        --        $     --          $     --          $     68
1.05%                                                74                  96              --               182             5,402
1.10%                                                --                  --              --                --                --
1.15%                                               126             675,678              --            10,611                53
1.20%                                                72              57,583          80,528               182             4,219
1.25%                                                --                  --              --                --                --
1.25%                                                --                  --              --                --                --
1.25%                                                --                  --              --                --                --
1.25%                                                --                  --              --                --                --
1.25%                                                --                  --              --                --                --
1.25%                                                --                  --              --                --                --
1.25%                                                72                  83         166,739               181                52
1.30%                                               876             463,943              --           160,147                52
1.35%                                            18,113             704,670              --            18,800                52
1.40%                                                --                  --              --                --                --
1.40%                                                --                  --              --                --                --
1.40%                                                71             327,845         116,848            38,615                52
1.45%                                                71             523,537         211,097            18,151            58,128
1.50%                                            29,263             617,304          37,061            27,451             1,049
1.55%                                               123             222,844              --               127                52
1.60%                                                71             384,673             108           154,146            32,277
1.65%                                               122             499,465          12,253               126                81
1.70%                                            16,183           1,585,176         105,441             1,835            12,373
1.75%                                               121             879,449              --             3,528             4,088
1.80%                                               121             229,973             106            45,745             1,500
1.85%                                               120             168,490              --               124                81
1.90%                                               120           1,444,828              --            59,493                76
1.95%                                            12,780             775,644              --               123                81
2.00%                                               118              20,477              --               122                81
2.05%                                               118              82,601              --            83,607                80
2.10%                                               118             243,722              --               121                80
2.15%                                               117             234,427              --               121                80
2.20%                                               117               3,701              --               121                80
2.25%                                                --                  --              --                --                66
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $79,087         $10,146,209        $730,181          $623,659          $120,203
-----------------------------------------------------------------------------------------------------------------------------------





 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               DREY VIF            EV VT            FID VIP           FID VIP           FID VIP
                                               INTL VAL,       FLOATING-RATE         BAL,              BAL,           CONTRAFUND,
SUBACCOUNT                                       SERV               INC             SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     62         $   23,150         $     --           $    --         $  176,545
1.05%                                             6,560            126,710               --                --                 --
1.10%                                                --                 --               --                --          1,369,710
1.15%                                               103             62,562            5,351                --                 --
1.20%                                                55            198,332               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                54             34,436          213,277                --            546,270
1.30%                                             1,793             95,813               --                --                 --
1.35%                                            14,624            131,746               --                --          2,243,049
1.40%                                                --                 --               --                --                 --
1.40%                                                --                 --               --                --                 --
1.40%                                                54            147,379               --            32,151                 --
1.45%                                                61            379,643               --                --                 --
1.50%                                            32,589            274,831               --            11,672                 --
1.55%                                                99             63,707               --                --                 --
1.60%                                                53             84,549               --                74                 --
1.65%                                                64            236,217               --                --                 --
1.70%                                             6,398          1,063,964               --            13,223                 --
1.75%                                            10,780            464,228               --                --                 --
1.80%                                             8,336             46,702               --                74                 --
1.85%                                                97             20,066               --                --                 --
1.90%                                            23,787            601,413               --                --                 --
1.95%                                            24,835            437,140               --                --                 --
2.00%                                                95              9,103               --                --                 --
2.05%                                                56             11,525               --                --                 --
2.10%                                                94             76,304               --                --                 --
2.15%                                             4,288            506,761               --                --                 --
2.20%                                                94              2,014               --                --                 --
2.25%                                                60              2,174               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $135,091         $5,100,469         $218,628           $57,194         $4,335,574
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              CONTRAFUND,        DYN APPR,        GRO & INC,        GRO & INC,           GRO,
SUBACCOUNT                                     SERV CL 2         SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                        $    700,289        $     --         $       --          $    --          $     --
1.05%                                             206,717              --                 --               --                --
1.10%                                           5,786,033              --                 --               --                --
1.15%                                           7,055,477              --             86,275               --            96,348
1.20%                                           2,052,555          31,332                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                                  --              --                 --               --                --
1.25%                                           1,142,377          99,603            116,302               --            21,912
1.30%                                           7,058,512              --                 --               --                --
1.35%                                          12,154,409              --                 --               --                --
1.40%                                                  --              --                 --               --                --
1.40%                                                  --              --                 --               --                --
1.40%                                           4,824,026          96,902            488,689           10,321                --
1.45%                                           6,044,608         235,812                 --               --                --
1.50%                                           6,115,976          31,387            120,440           32,898                --
1.55%                                           3,121,572              --                 --               --                --
1.60%                                           3,843,764              63          1,362,168               67                --
1.65%                                           6,342,694              75                 --               --                --
1.70%                                          17,671,128          37,433                 --           16,078                --
1.75%                                           8,381,138              --                 --               --                --
1.80%                                           1,815,189              62                 --               66                --
1.85%                                           1,575,398              --                 --               --                --
1.90%                                          14,252,519              --                 --               --                --
1.95%                                           6,642,721              --                 --               --                --
2.00%                                             227,672              --                 --               --                --
2.05%                                           1,010,167              --                 --               --                --
2.10%                                           2,281,974              --                 --               --                --
2.15%                                           1,887,126              --                 --               --                --
2.20%                                              33,411              --                 --               --                --
2.25%                                                 111              --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $122,227,563        $532,669         $2,173,874          $59,430          $118,260
-----------------------------------------------------------------------------------------------------------------------------------





 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                 GRO,             HI INC,           HI INC,         INVEST GR,         MID CAP,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2         SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   41,530        $   94,838         $     --         $     3,895       $  106,819
1.05%                                              4,602                --               --             292,833               --
1.10%                                            659,306           408,052               --                  --        1,772,201
1.15%                                                116                --               --           2,556,577          237,983
1.20%                                             53,375                --           39,640             288,707               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                             61,342           245,593          261,963              89,125        1,403,066
1.30%                                            167,592                --               --           1,618,533               --
1.35%                                            405,194           911,431               --           2,579,731        2,473,116
1.40%                                                 --                --               --                  --               --
1.40%                                                 --                --               --                  --               --
1.40%                                            165,174                --          121,993             279,372        1,337,353
1.45%                                            318,168                --          186,451           2,488,036               --
1.50%                                            110,118                --          112,549           2,213,043          559,348
1.55%                                            115,136                --               --             795,890               --
1.60%                                             23,950                --               73             260,204        1,911,322
1.65%                                             33,484                --           41,373           2,018,936               --
1.70%                                            108,263                --           88,663           6,216,311               --
1.75%                                            122,707                --               --           5,693,055               --
1.80%                                                101                --              119             491,071               --
1.85%                                             22,043                --               --             286,294               --
1.90%                                                162                --               --           4,816,838               --
1.95%                                             12,935                --               --           4,819,169               --
2.00%                                                108                --               --              81,979               --
2.05%                                              8,641                --               --             227,629               --
2.10%                                             46,189                --               --           1,154,769               --
2.15%                                                165                --               --           1,545,372               --
2.20%                                                107                --               --              12,741               --
2.25%                                                 --                --               --                  82               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,480,508        $1,659,914         $852,824         $40,830,192       $9,801,208
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                               MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   418,419        $     --         $    19,243       $   56,450        $    21,094
1.05%                                             108,088              --              19,905            2,164            332,649
1.10%                                           3,827,512              --             178,727          195,228                 --
1.15%                                           1,108,679              --             792,870            6,584            359,394
1.20%                                           1,519,362              --             108,022          211,649          1,393,396
1.25%                                                  --              --                  --               --                 --
1.25%                                                  --              --                  --               --                 --
1.25%                                                  --              --                  --               --                 --
1.25%                                                  --              --                  --               --                 --
1.25%                                                  --              --                  --               --                 --
1.25%                                                  --              --                  --               --                 --
1.25%                                           1,769,899              --              67,004          657,581          1,830,905
1.30%                                           1,642,431              --             763,283          131,992          1,158,533
1.35%                                           3,847,377              --           1,312,896          144,882            446,184
1.40%                                                  --              --                  --               --                 --
1.40%                                                  --              --                  --               --                 --
1.40%                                           1,721,068         130,075             960,216          454,273            911,402
1.45%                                           2,735,469              --             547,579          395,801          2,870,773
1.50%                                           1,642,009          46,781           1,093,725          281,071          3,035,953
1.55%                                           1,233,545              --             568,254           29,091            213,680
1.60%                                             959,599         349,213           1,106,441          652,395            253,034
1.65%                                           1,528,382              --             699,452           99,761            719,320
1.70%                                           3,458,487              --           2,106,555          346,562          1,969,921
1.75%                                           1,649,880              --             834,392           19,644            799,137
1.80%                                             307,935              --             468,534           73,099            205,005
1.85%                                             372,719              --             342,105           96,697             97,010
1.90%                                           2,638,198              --           2,434,045          149,116          1,421,300
1.95%                                           1,309,855              --             676,492               --            707,474
2.00%                                              45,791              --              48,048           18,956             11,898
2.05%                                             191,129              --             145,516            2,794            276,368
2.10%                                             311,641              --             410,356           22,242            200,325
2.15%                                             336,946              --             187,367              689             18,736
2.20%                                               7,174              --                  94               76                 67
2.25%                                                 137              --                  66               --                 85
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $34,691,731        $526,069         $15,891,187       $4,048,797        $19,253,643
-----------------------------------------------------------------------------------------------------------------------------------





 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                 FTVIPT FRANK                           FTVIPT
                                             FTVIPT FRANK      FTVIPT FRANK         SM MID         FTVIPT MUTUAL       TEMP DEV
                                             RISING DIVD,       SM CAP VAL,        CAP GRO,         SHARES SEC,        MKTS SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $  138,998        $  117,554        $ 1,103,600        $     80
1.05%                                             2,759                 --             2,863             36,176              --
1.10%                                                --            951,249         1,553,302          7,381,179         180,758
1.15%                                            18,122                 94           157,416            535,847              --
1.20%                                               108            277,749           629,980          2,758,269              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --          1,430,240              --
1.25%                                                --                 --                --          2,683,885              --
1.25%                                             2,434            741,812         1,696,823                 --         208,080
1.30%                                            35,327            297,397           110,992          2,375,862              --
1.35%                                            34,063            650,837         2,019,736          8,965,415         243,277
1.40%                                                --                 --                --                 --              --
1.40%                                                --                 --                --                 --              --
1.40%                                                92            220,402           457,358          3,856,120              --
1.45%                                            14,514            409,492           978,386          2,788,970              --
1.50%                                            95,027            277,971           409,012          3,353,523              --
1.55%                                               129            443,505           167,600          1,665,852              --
1.60%                                               106             15,447            31,400          1,702,006              --
1.65%                                             6,562            156,362           223,892          2,187,917              --
1.70%                                           137,468            188,325           286,557          1,527,468              --
1.75%                                           226,076             17,838            34,327            621,219              --
1.80%                                               126             23,701            10,385             10,373              --
1.85%                                               126             59,193               115            187,993              --
1.90%                                            86,096                 --            22,439            283,566              --
1.95%                                            24,801                 --             8,023            193,544              --
2.00%                                               124                 --                92                 84              --
2.05%                                                98                 --                91                953              --
2.10%                                            47,044                 --            25,046            140,511              --
2.15%                                            61,422                 --                98             13,904              --
2.20%                                               123                 --                89                105              --
2.25%                                                --                 --                --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $792,747         $4,870,372        $8,943,576        $45,804,581        $632,195
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                                                  FTVIPT
                                                FTVIPT          TEMP GLOBAL         FTVIPT            GS VIT       GS VIT STRATEGIC
                                             TEMP FOR SEC,         BOND,         TEMP GRO SEC,     MID CAP VAL,          GRO,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  202,740        $    24,734       $       73        $     2,586        $     --
1.05%                                                 --            364,415           81,166            120,947              --
1.10%                                          2,330,360                 --               --                 --              --
1.15%                                             47,523          2,055,613          107,928          2,220,994              --
1.20%                                            371,103            651,682          405,239            887,737              --
1.25%                                                 --                 --               --                 --              --
1.25%                                                 --                 --               --                 --              --
1.25%                                                 --                 --               --                 --              --
1.25%                                            516,602                 --               --                 --              --
1.25%                                                 --                 --               --                 --              --
1.25%                                            183,043                 --               --                 --              --
1.25%                                                 --             69,192           20,960            954,345              --
1.30%                                            586,237          1,547,888          438,618          1,639,362              --
1.35%                                          2,564,087          2,610,522           71,043          2,496,632              --
1.40%                                                 --                 --               --                 --              --
1.40%                                                 --                 --               --                 --              --
1.40%                                            560,950          1,288,287           38,330          1,679,643          54,765
1.45%                                            601,312          1,607,900          250,613          2,669,396              --
1.50%                                            317,531          2,064,512          142,263          2,420,425          34,197
1.55%                                            480,960            972,824           27,336            693,905              --
1.60%                                            483,268          1,158,688           92,702          1,451,466         217,987
1.65%                                            356,711          1,648,396          128,767          1,549,668              --
1.70%                                            208,811          6,967,195          168,233          6,104,456              --
1.75%                                             56,013          2,958,323          436,845          2,701,488              --
1.80%                                                 79            613,893           11,299            629,443              --
1.85%                                             89,489            577,324               76            472,644              --
1.90%                                                 --          5,479,374          103,216          4,939,630              --
1.95%                                                 --          2,454,807          222,748          2,334,580              --
2.00%                                                 --            109,547              100             73,094              --
2.05%                                                 --            401,407               76            274,622              --
2.10%                                                 --          1,094,860          107,416            755,652              --
2.15%                                                 --            709,538           12,159            616,539              --
2.20%                                                 --              5,822               99              9,870              --
2.25%                                                 --                 81               72                 86              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $9,956,819        $37,436,824       $2,867,377        $37,699,210        $306,949
-----------------------------------------------------------------------------------------------------------------------------------





 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                GS VIT
                                               STRATEGIC          GS VIT         INVESCO VANK         INVESCO           INVESCO
                                               INTL EQ,      STRUCTD U.S. EQ,     VI VAL OPP,      VI CAP APPR,      VI CAP APPR,
SUBACCOUNT                                       INST              INST             SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $       87        $   269,139       $   16,291        $    6,686
1.05%                                                --             24,864                 89               --            30,538
1.10%                                                --                 --          1,736,755          351,235            42,413
1.15%                                                --                 60            644,173           60,935             8,630
1.20%                                                --            301,049            424,517          256,656                86
1.25%                                                --                 --                 --               --                --
1.25%                                                --                 --                 --               --                --
1.25%                                                --                 --                 --               --                --
1.25%                                                --                 --                 --               --                --
1.25%                                                --                 --                 --               --                --
1.25%                                                --                 --                 --               --                --
1.25%                                                --            411,143            285,688          581,790            18,245
1.30%                                                --                 59          1,013,086               --            15,231
1.35%                                                --                908          2,717,221          606,428            63,165
1.40%                                                --                 --                 --               --                --
1.40%                                                --                 --                 --               --                --
1.40%                                             7,454            227,093            231,928          581,165            97,643
1.45%                                                --            532,975          1,114,104          426,354            10,630
1.50%                                             3,725            532,574          1,160,580          675,024            42,342
1.55%                                                --                 58            770,592               --            16,572
1.60%                                           106,898            362,561             45,957          411,874           154,659
1.65%                                                --             16,789            930,334           19,856            76,834
1.70%                                                --            218,854          1,573,667           90,571           305,880
1.75%                                                --             41,827          1,270,162               --             3,346
1.80%                                                --                 77             39,147               70            20,028
1.85%                                                --                 58             85,379               --             5,183
1.90%                                                --                 88          1,732,258               --            84,196
1.95%                                                --                 57          1,435,891               --                87
2.00%                                                --                 57             14,039               --             2,290
2.05%                                                --                 57             52,999               --            60,239
2.10%                                                --                 57            458,795               --            22,989
2.15%                                                --             21,189            385,732               --                64
2.20%                                                --                 57                 77               --                64
2.25%                                                --                 84                 --               --               102
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $118,077         $2,692,682        $18,392,309       $4,078,249        $1,088,142
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP DEV,          CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                       SER I            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $   20,281        $    57,299        $  1,875          $ 10,748
1.05%                                                --                 88                 --              --             3,450
1.10%                                                --            363,470            453,223          51,736                --
1.15%                                                --                 89             81,817              --                73
1.20%                                                --             35,650            796,469           8,414             8,012
1.25%                                                --                 --                 --              --                --
1.25%                                                --                 --                 --              --                --
1.25%                                                --                 --                 --              --                --
1.25%                                                --                 --                 --              --                --
1.25%                                                --                 --                 --              --                --
1.25%                                                --                 --                 --              --                --
1.25%                                                --             30,962          1,550,412           7,277                72
1.30%                                                --             83,417                 --           4,854                72
1.35%                                                --            224,921            959,080          42,160                72
1.40%                                                --                 --                 --              --                --
1.40%                                                --                 --                 --              --                --
1.40%                                           116,596             66,360          3,568,874           4,990                72
1.45%                                                --            143,219          1,521,201           9,481            46,310
1.50%                                            29,998              5,587          1,356,573             320                72
1.55%                                                --             15,961                 --          15,358                71
1.60%                                           299,578             98,137            858,358             103                71
1.65%                                                --             29,950             79,966           3,355             8,264
1.70%                                                --             41,088            177,550          11,860            25,308
1.75%                                                --             29,826                 --             109             4,864
1.80%                                                --             44,971             12,389             102             8,526
1.85%                                                --              3,574                 --             102                67
1.90%                                                --              9,579                 --              --            23,147
1.95%                                                --              1,916                 --              --             5,862
2.00%                                                --                 83                 --              --                70
2.05%                                                --                 83                 --              --                70
2.10%                                                --                 83                 --              --                70
2.15%                                                --                 82                 --              --            19,917
2.20%                                                --                 82                 --              --                69
2.25%                                                --                 82                 --              --                79
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $446,172         $1,249,541        $11,473,211        $162,096          $165,408
-----------------------------------------------------------------------------------------------------------------------------------





 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              INVESCO VI        INVESCO VI        INVESCO VI       INVESCO VANK      INVESCO VANK
                                               INTL GRO,         INTL GRO,     MID CAP CORE EQ,    VI COMSTOCK,      VI GRO & INC,
SUBACCOUNT                                       SER I            SER II            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $    7,937        $       --       $     44,567       $   20,600
1.05%                                                --            167,075                81            101,280               --
1.10%                                                --                 --                --            796,023          437,104
1.15%                                                --             17,118           186,074          7,387,624               --
1.20%                                                --            229,932                80            541,931          133,897
1.25%                                                --                 --                --                 --               --
1.25%                                                --                 --                --                 --               --
1.25%                                                --                 --                --                 --               --
1.25%                                                --                 --                --                 --               --
1.25%                                                --                 --                --                 --               --
1.25%                                                --                 --                --                 --               --
1.25%                                                --             57,924                80            138,540           18,806
1.30%                                                --             24,304           185,314          5,368,360          107,877
1.35%                                                --             88,993           279,712          9,047,674          332,540
1.40%                                                --                 --                --                 --               --
1.40%                                                --                 --                --                 --               --
1.40%                                           998,454            153,952                78          3,227,266          176,037
1.45%                                                --            296,939           210,218          4,779,064          114,725
1.50%                                                --             86,608           280,677          6,741,618           67,944
1.55%                                                --             48,333            91,885          2,532,310          141,773
1.60%                                                --             43,530                78          3,341,464            1,062
1.65%                                                --            195,640           195,611          4,900,302            9,789
1.70%                                                --          1,079,564           419,144         17,598,258          116,404
1.75%                                                --            339,345           333,004          8,372,567           15,002
1.80%                                                --             28,437             7,144          1,662,378               72
1.85%                                                --             54,089            17,479          1,330,329           29,853
1.90%                                                --            760,860           483,228         15,033,552               --
1.95%                                                --            417,914           400,966          7,261,982               --
2.00%                                                --             11,577             4,318            210,972               --
2.05%                                                --             15,016            14,654            981,783               --
2.10%                                                --            122,957           171,789          2,354,299               --
2.15%                                                --             60,633           108,250          2,044,316               --
2.20%                                                --                336               116             32,485               --
2.25%                                                --                124                --                 82               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $998,454         $4,309,137        $3,389,980       $105,831,026       $1,723,485
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                                 JANUS          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              ASPEN BAL,        ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                       INST              SERV              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --         $     --          $     --         $    8,885        $       --
1.05%                                                 --               --                --            215,185                --
1.10%                                                 --               --                --                 --                --
1.15%                                                 --           27,064            16,340             83,366                --
1.20%                                                 --               --                --            228,072                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --           81,174            38,318            212,855                --
1.30%                                                 --               --                --             79,391                --
1.35%                                                 --               --                --            213,195                --
1.40%                                                 --               --                --                 --                --
1.40%                                                 --               --                --                 --                --
1.40%                                          2,430,385          233,020            83,089            537,643           314,187
1.45%                                                 --               --                --            359,489                --
1.50%                                                 --           41,266             8,137            375,351           158,583
1.55%                                                 --               --                --             52,834                --
1.60%                                                 --          323,108            77,445            609,290         1,326,954
1.65%                                                 --               --                --            289,176                --
1.70%                                                 --               --                --          1,202,429                --
1.75%                                                 --               --                --            494,500                --
1.80%                                                 --               --                --             38,043                --
1.85%                                                 --               --                --             75,130                --
1.90%                                                 --               --                --            930,725                --
1.95%                                                 --               --                --            618,338                --
2.00%                                                 --               --                --             13,832                --
2.05%                                                 --               --                --             18,380                --
2.10%                                                 --               --                --            138,060                --
2.15%                                                 --               --                --             81,400                --
2.20%                                                 --               --                --                792                --
2.25%                                                 --               --                --                105                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,430,385         $705,632          $223,329         $6,876,466        $1,799,724
-----------------------------------------------------------------------------------------------------------------------------------





 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN      JPM INS TRUST        LAZARD         LAZARD RETIRE       LM CB VAR
                                                WORLD,           U.S. EQ,       RETIRE INTL EQ,   U.S. STRATEGIC,     SM CAP GRO,
SUBACCOUNT                                       INST              CL 1              SERV              SERV              CL I
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --           $    --          $     --          $     96
1.05%                                                --                --                --                --             4,770
1.10%                                                --                --                --                --                --
1.15%                                                --                --                --                --                79
1.20%                                                --                --                --                --                78
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                78
1.30%                                                --                --                --                --             1,288
1.35%                                                --                --                --                --                78
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                           761,183           241,037            27,543             8,986             5,007
1.45%                                                --                --                --                --            57,061
1.50%                                                --           135,265            27,846            51,061            14,367
1.55%                                                --                --                --                --                77
1.60%                                                --            83,927            43,736           112,476                88
1.65%                                                --                --                --                --             9,961
1.70%                                                --                --                --                --            68,545
1.75%                                                --                --                --                --                85
1.80%                                                --                --                --                --            10,408
1.85%                                                --                --                --                --                77
1.90%                                                --                --                --                --            55,173
1.95%                                                --                --                --                --                76
2.00%                                                --                --                --                --                76
2.05%                                                --                --                --                --                76
2.10%                                                --                --                --                --                76
2.15%                                                --                --                --                --                76
2.20%                                                --                --                --                --                75
2.25%                                                --                --                --                --                96
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $761,183          $460,229           $99,125          $172,523          $227,867
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                              LVIP BARON          MFS INV           MFS INV           MFS INV             MFS
                                               GRO OPP,         GRO STOCK,          TRUST,            TRUST,           NEW DIS,
SUBACCOUNT                                      SERV CL           SERV CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $   48,875        $       --         $     --         $       --
1.05%                                                --                 80                --               --                 --
1.10%                                                --            504,623                --               --                 --
1.15%                                                --             16,278                91           52,425             16,980
1.20%                                                --             64,207           250,972               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --            148,770           449,971          215,142              1,635
1.30%                                                --             30,280                --               --                 --
1.35%                                                --            566,008                --               --                 --
1.40%                                                --                 --                --               --                 --
1.40%                                                --                 --                --               --                 --
1.40%                                           389,942             60,767           105,421          128,142            621,330
1.45%                                                --             25,295           558,894               --                 --
1.50%                                            44,990             12,176           410,246              115             37,847
1.55%                                                --            106,559                --               --                 --
1.60%                                           337,787                 59                76           10,758            442,364
1.65%                                                --             36,788                81               --                 --
1.70%                                                --             13,217           187,051           15,386                 --
1.75%                                                --             22,299                --               --                 --
1.80%                                                --                 85                74               73                 --
1.85%                                                --                 87                --               --                 --
1.90%                                                --             16,668                --               --                 --
1.95%                                                --                 75                --               --                 --
2.00%                                                --                 58                --               --                 --
2.05%                                                --                 85                --               --                 --
2.10%                                                --             12,420                --               --                 --
2.15%                                                --                 57                --               --                 --
2.20%                                                --                 57                --               --                 --
2.25%                                                --                 --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $772,719         $1,685,873        $1,962,877         $422,041         $1,120,156
-----------------------------------------------------------------------------------------------------------------------------------





 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,
SUBACCOUNT                                      SERV CL           INIT CL           INIT CL           SERV CL           INIT CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   65,409        $       --         $     --         $   978,214       $       --
1.05%                                              5,101                --               --              11,660               --
1.10%                                            642,085                --               --           6,494,321               --
1.15%                                             19,516                --           44,476             155,131           53,366
1.20%                                            146,030                --               --             965,319          541,934
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                                 --                --               --                  --               --
1.25%                                            227,895                --          160,549           2,127,304          882,467
1.30%                                             50,333                --               --           1,583,400               --
1.35%                                            507,965                --               --           9,773,501               --
1.40%                                                 --                --               --                  --               --
1.40%                                                 --                --               --                  --               --
1.40%                                             47,571           332,896               --           1,124,356        1,516,468
1.45%                                             73,936                --               --           1,088,714        1,192,540
1.50%                                             43,300            48,168               --             794,000          680,579
1.55%                                            126,007                --               --           1,370,116               --
1.60%                                                 65           833,907               --             112,160          856,090
1.65%                                             54,714                --               --           1,420,956           89,163
1.70%                                            118,432                --               --             635,577          231,839
1.75%                                             78,400                --               --             425,187               --
1.80%                                                 84                --               --              80,730              138
1.85%                                              3,556                --               --             260,262               --
1.90%                                                 93                --               --              74,479               --
1.95%                                             10,444                --               --             156,433               --
2.00%                                                 68                --               --              10,550               --
2.05%                                                 90                --               --                  76               --
2.10%                                                 67                --               --              14,019               --
2.15%                                                 67                --               --               8,308               --
2.20%                                                 67                --               --                  86               --
2.25%                                                 --                --               --                  80               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,221,295        $1,214,971         $205,025         $29,664,939       $6,044,584
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

                                                  MFS          MS UIF GLOBAL      MS UIF MID        MS UIF U.S.       MS UIF U.S.
                                              UTILITIES,         REAL EST,         CAP GRO,          REAL EST,         REAL EST,
SUBACCOUNT                                      SERV CL            CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   49,705        $   22,601         $     92          $  8,413         $       --
1.05%                                             22,116            34,068           33,260                --             72,781
1.10%                                            492,174                --               --            98,230                 --
1.15%                                             60,825            13,949               80                --            187,505
1.20%                                            114,112            45,910           20,760            58,616            107,586
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                            253,248            13,994               80            23,513             12,110
1.30%                                            217,507             5,512               80            53,568            204,555
1.35%                                            241,373            37,799           32,735            84,110            220,630
1.40%                                                 --                --               --                --                 --
1.40%                                                 --                --               --                --                 --
1.40%                                            190,828            19,315               80            94,825                115
1.45%                                             98,269            92,431              690           150,564             95,671
1.50%                                            130,999             9,269           10,765            95,867            274,103
1.55%                                            109,313             9,776               79             4,949            103,149
1.60%                                            126,874               669           17,715            28,131                155
1.65%                                            124,915            75,819               79            23,026             52,957
1.70%                                             91,524           202,162           19,888            89,683            351,315
1.75%                                            109,098            73,832               79            14,708            303,994
1.80%                                             30,533             5,505               68               106             35,908
1.85%                                             21,023            14,705               78             9,046             22,586
1.90%                                             91,423           168,526               95                --            447,596
1.95%                                             54,535            98,626           14,935                --            225,071
2.00%                                                160             1,380               78                --              5,835
2.05%                                                122             3,395               78                --             21,102
2.10%                                            100,114            28,134           59,836                --             82,449
2.15%                                            272,939            24,587               77                --             74,298
2.20%                                                157               113               77                --                399
2.25%                                                119                80               90                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,004,005        $1,002,157         $211,874          $837,355         $2,901,870
-----------------------------------------------------------------------------------------------------------------------------------





 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR        CAP APPR VA,       GLOBAL SEC      GLOBAL SEC VA,   GLOBAL STRATEGIC
SUBACCOUNT                                        VA               SERV               VA               SERV             INC VA
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $    68,997         $    --         $   84,947          $    --
1.05%                                                --              45,181              --             36,409               --
1.10%                                                --             977,597              --            803,333               --
1.15%                                                --           1,959,185              --             10,480               --
1.20%                                                --             159,807              --            481,367               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --             217,785              --            835,010               --
1.30%                                                --           1,708,071              --            264,761               --
1.35%                                                --           3,327,275              --            783,529               --
1.40%                                                --                  --              --                 --               --
1.40%                                                --                  --              --                 --               --
1.40%                                           908,085              72,182          30,494            427,742           19,071
1.45%                                                --           2,102,565              --            910,726               --
1.50%                                                --           1,827,000              --            588,084               --
1.55%                                                --           1,228,501              --            220,732               --
1.60%                                                --             139,481              --            212,061               --
1.65%                                                --           1,262,569              --            431,811               --
1.70%                                                --           5,279,133              --            449,296               --
1.75%                                                --           3,081,456              --             67,060               --
1.80%                                                --             210,025              --            117,278               --
1.85%                                                --             301,538              --             17,471               --
1.90%                                                --           4,634,454              --            142,633               --
1.95%                                                --           2,638,857              --              4,950               --
2.00%                                                --              44,114              --              3,673               --
2.05%                                                --             196,383              --             24,841               --
2.10%                                                --             782,136              --             17,332               --
2.15%                                                --             812,264              --                125               --
2.20%                                                --              11,443              --                125               --
2.25%                                                --                 158              --                125               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $908,085         $33,088,157         $30,494         $6,935,901          $19,071
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                             OPPEN GLOBAL                                                             OPPEN MAIN
                                               STRATEGIC           OPPEN             OPPEN             OPPEN           ST SM MID
                                                INC VA,           HI INC          HI INC VA,          MAIN ST           CAP VA,
SUBACCOUNT                                        SRV               VA               SERV               VA               SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   619,258        $     --         $   33,867          $    --         $  120,621
1.05%                                             315,308              --                 --               --             13,139
1.10%                                           2,403,915              --            367,770               --          1,020,648
1.15%                                           2,897,839              --                 --               --             25,040
1.20%                                           1,133,982              --            105,902               --            328,510
1.25%                                                  --              --                 --               --                 --
1.25%                                                  --              --                 --               --                 --
1.25%                                                  --              --                 --               --                 --
1.25%                                                  --              --                 --               --                 --
1.25%                                                  --              --                 --               --                 --
1.25%                                                  --              --                 --               --                 --
1.25%                                           1,781,425              --             91,149               --            179,803
1.30%                                           2,920,736              --             58,373               --            368,293
1.35%                                           5,387,657              --            202,216               --            627,887
1.40%                                                  --              --                 --               --                 --
1.40%                                                  --              --                 --               --                 --
1.40%                                           3,507,917         186,205            125,553           70,601            165,246
1.45%                                           3,615,157              --             43,946               --            403,245
1.50%                                           3,058,815              --              5,293               --             90,289
1.55%                                           2,144,681              --            138,640               --            224,777
1.60%                                           2,026,904              --              2,552               --            136,355
1.65%                                           4,033,166              --             63,593               --             97,661
1.70%                                           8,487,499              --                 --               --            283,666
1.75%                                           5,364,911              --                770               --            110,793
1.80%                                             994,958              --                 --               --             22,916
1.85%                                             958,136              --              1,512               --             39,388
1.90%                                           6,203,782              --                 --               --            114,414
1.95%                                           4,405,538              --                 --               --             18,582
2.00%                                             203,794              --                 --               --                272
2.05%                                             470,116              --                 --               --                 66
2.10%                                           1,340,103              --                 --               --                 66
2.15%                                           1,269,310              --                 --               --                 77
2.20%                                               7,459              --                 --               --                 65
2.25%                                                  82              --                 --               --                 90
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $65,552,448        $186,205         $1,241,136          $70,601         $4,391,909
-----------------------------------------------------------------------------------------------------------------------------------





 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 PIMCO                                                                  PUT VT
                                                VIT ALL           PUT VT            PUT VT            PUT VT          GLOBAL HLTH
                                                ASSET,           DIV INC,          DIV INC,         GLOBAL EQ,           CARE,
SUBACCOUNT                                    ADVISOR CL           CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    6,496        $       --         $     --          $     --         $    4,508
1.05%                                            180,636                --               --                --                 78
1.10%                                                 --                --               --                --            158,614
1.15%                                            106,466                --               --                --                 59
1.20%                                            299,170                --               --                --             32,092
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                                 --                --               --                --                 --
1.25%                                             45,221                --               --                --             60,249
1.30%                                            138,076                --               --                --             84,871
1.35%                                            211,073                --               --                --             28,058
1.40%                                                 --                --               --                --                 --
1.40%                                                 --                --               --                --                 --
1.40%                                            166,914         1,076,655          571,217           354,718             81,328
1.45%                                            290,875                --               --                --            187,306
1.50%                                            154,016                --               --                --            183,664
1.55%                                             60,014                --               --                --             27,732
1.60%                                             96,870                --               --                --             77,175
1.65%                                            351,966                --               --                --             12,896
1.70%                                          1,179,837                --               --                --              7,659
1.75%                                            536,025                --               --                --             10,426
1.80%                                             63,693                --               --                --                 80
1.85%                                             69,936                --               --                --             31,571
1.90%                                            807,530                --               --                --             25,063
1.95%                                            694,187                --               --                --              2,393
2.00%                                             13,499                --               --                --              1,766
2.05%                                             14,345                --               --                --              3,296
2.10%                                             97,956                --               --                --                 86
2.15%                                            160,922                --               --                --              4,108
2.20%                                                651                --               --                --                 86
2.25%                                                 81                --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,746,455        $1,076,655         $571,217          $354,718         $1,025,164
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,           INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   90,358         $     --          $     --           $    --
1.05%                                                 --                --               --                --                --
1.10%                                                 --           685,973               --                --                --
1.15%                                                 --            70,776               --                --            32,593
1.20%                                                 --             2,027               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --           326,157               --                --             6,686
1.30%                                                 --            37,143               --                --                --
1.35%                                                 --           577,665               --                --                --
1.40%                                                 --                --               --                --                --
1.40%                                                 --                --               --                --                --
1.40%                                          2,447,916           934,837          519,005           311,688                92
1.45%                                                 --            18,454               --                --                --
1.50%                                                 --            41,350               --                --            23,231
1.55%                                                 --           102,905               --                --                --
1.60%                                                 --               104               --                --                96
1.65%                                                 --            45,877               --                --                --
1.70%                                                 --            48,935               --                --             3,212
1.75%                                                 --                98               --                --                --
1.80%                                                 --                89               --                --                78
1.85%                                                 --             1,916               --                --                --
1.90%                                                 --                --               --                --                --
1.95%                                                 --                --               --                --                --
2.00%                                                 --                --               --                --                --
2.05%                                                 --                --               --                --                --
2.10%                                                 --                --               --                --                --
2.15%                                                 --                --               --                --                --
2.20%                                                 --                --               --                --                --
2.25%                                                 --                --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,447,916        $2,984,664         $519,005          $311,688           $65,988
-----------------------------------------------------------------------------------------------------------------------------------





 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,          INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,
SUBACCOUNT                                       CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  125,778         $     76           $   --          $       --        $   16,012
1.05%                                                 71               --               --                  --                78
1.10%                                          1,015,355           97,540               --                  --           251,027
1.15%                                             53,980               --               --                  --            83,071
1.20%                                            932,391               --               --                  --           367,329
1.25%                                                 --               --               --                  --            98,988
1.25%                                                 --               --               --                  --           575,218
1.25%                                                 --               --               --                  --                --
1.25%                                                 --               --               --                  --                --
1.25%                                                 --               --               --                  --                --
1.25%                                                 --               --               --                  --                --
1.25%                                          1,546,454           47,318               --                  --                --
1.30%                                            194,416               --               --                  --                91
1.35%                                            930,227          197,268               --                  --           316,456
1.40%                                                 --               --               --                  --                --
1.40%                                                 --               --               --                  --                --
1.40%                                            933,803           79,022            4,221           1,568,898           270,695
1.45%                                          1,274,828               --               --                  --           778,996
1.50%                                            487,332               --               --                  --           604,037
1.55%                                            291,844               --               --                  --               809
1.60%                                             21,098               --               --                  --                92
1.65%                                            348,018               --               --                  --            27,459
1.70%                                            316,158               --               --                  --            88,757
1.75%                                             52,783               --               --                  --                77
1.80%                                             12,423               --               --                  --                77
1.85%                                             26,764               --               --                  --             2,298
1.90%                                              9,498               --               --                  --                81
1.95%                                                 81               --               --                  --                77
2.00%                                                 82               --               --                  --                76
2.05%                                                 82               --               --                  --                76
2.10%                                                 73               --               --                  --                76
2.15%                                                 81               --               --                  --                76
2.20%                                                 81               --               --                  --                76
2.25%                                                 --               --               --                  --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,573,701         $421,224           $4,221          $1,568,898        $3,482,105
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                                PUT VT            PUT VT            PUT VT            PUT VT             ROYCE
                                               RESEARCH,        SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  3,392          $     --          $     --          $     --         $       --
1.05%                                                --               220                --                --                 --
1.10%                                            68,322                --                --                --                 --
1.15%                                                --            12,797                --                --                 --
1.20%                                            18,926            37,008                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                                --                --                --                --                 --
1.25%                                             7,222                74                --                --                 --
1.30%                                             9,676            22,967                --                --                 --
1.35%                                            19,885            41,966                --                --                 --
1.40%                                                --                --                --                --                 --
1.40%                                                --                --                --                --                 --
1.40%                                             3,729            15,263           247,823           789,238            332,956
1.45%                                                90            19,161                --                --                 --
1.50%                                             6,731            62,228                --                --            168,150
1.55%                                                83            13,203                --                --                 --
1.60%                                                65             4,693                --                --            914,697
1.65%                                                65            32,052                --                --                 --
1.70%                                                --           313,447                --                --                 --
1.75%                                                63            36,998                --                --                 --
1.80%                                                --             9,086                --                --                 --
1.85%                                                63             5,256                --                --                 --
1.90%                                                --            74,886                --                --                 --
1.95%                                                --            41,780                --                --                 --
2.00%                                                --             1,638                --                --                 --
2.05%                                                --               641                --                --                 --
2.10%                                                --            20,284                --                --                 --
2.15%                                                --                84                --                --                 --
2.20%                                                --               129                --                --                 --
2.25%                                                --                --                --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $138,312          $765,861          $247,823          $789,238         $1,415,803
-----------------------------------------------------------------------------------------------------------------------------------





 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 ROYCE             THIRD              VP                VP                VP
                                                SM-CAP,             AVE              AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     INVEST CL            VAL              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --         $     --         $13,321,188      $ 16,533,924       $ 6,064,616
1.05%                                                 --               --             507,444        33,811,132           942,503
1.10%                                                 --               --                  --                --                --
1.15%                                                 --               --                  11         2,146,160           376,124
1.20%                                                 --               --           6,092,582        31,545,687         7,220,404
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --                  --                --                --
1.25%                                                 --               --             907,978         8,419,582           626,021
1.30%                                                 --               --             222,531         1,895,851           280,362
1.35%                                                 --               --              22,729        10,497,928         1,148,161
1.40%                                                 --               --                  --                --                --
1.40%                                                 --               --                  --                --                --
1.40%                                            458,598          160,490             133,116         9,989,147         1,301,003
1.45%                                                 --               --           3,156,806        31,514,128         5,197,644
1.50%                                            191,109           83,898             670,285         5,198,297         1,762,906
1.55%                                                 --               --           1,311,949         6,046,765         3,127,815
1.60%                                            503,185          520,196                  11         3,016,514           459,070
1.65%                                                 --               --              57,750         9,803,295           723,766
1.70%                                                 --               --           3,803,277        61,216,503         4,959,140
1.75%                                                 --               --             471,771        41,021,002         3,017,463
1.80%                                                 --               --             395,742           975,155         1,060,925
1.85%                                                 --               --             108,000         2,031,032         1,173,928
1.90%                                                 --               --             256,779        39,350,687         3,790,303
1.95%                                                 --               --             759,578        16,098,656         1,301,251
2.00%                                                 --               --             207,488            30,930           586,270
2.05%                                                 --               --                  11           404,760            31,072
2.10%                                                 --               --             205,057         5,419,465           839,273
2.15%                                                 --               --                  11         4,344,641           471,191
2.20%                                                 --               --                  11           235,615                11
2.25%                                                 --               --                  11                11                11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,152,892         $764,584         $32,612,116      $341,546,867       $46,461,233
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                                                    VP                VP
                                                  VP             DAVIS NY           GS MID              VP                VP
                                               CONSERV,          VENTURE,          CAP VAL,            MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                        $  5,787,138       $   10,240          $    85        $ 62,293,356     $   61,687,479
1.05%                                          30,242,884          212,702            2,399           7,122,997        248,732,674
1.10%                                                  --               --               --                  --                 --
1.15%                                             635,709           26,907              812             109,223          9,175,045
1.20%                                          26,896,679          255,673            4,480          94,963,388        200,335,941
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                           9,055,768           77,637               78           8,721,135         88,214,263
1.30%                                             487,847           45,024               63             763,510          5,342,743
1.35%                                          12,443,102          122,415               63           2,483,578         88,293,830
1.40%                                                  --               --               --                  --                 --
1.40%                                                  --               --               --                  --                 --
1.40%                                           8,875,099          177,345               64           1,787,660         64,189,543
1.45%                                          21,920,388          457,972               63          36,333,261        137,864,874
1.50%                                           9,101,544           72,564               63           2,980,098         53,882,873
1.55%                                           3,481,127           48,377            6,976          30,025,582         41,689,150
1.60%                                           3,068,267           68,872               63           1,015,227         15,671,768
1.65%                                           7,128,817          293,915              108           4,342,322         42,644,464
1.70%                                          56,548,301        1,395,526            8,359          38,968,971        492,635,478
1.75%                                          27,378,549          514,139                9           4,858,086        176,194,924
1.80%                                           2,152,118           40,404               61           3,863,586          9,930,054
1.85%                                           8,384,859           69,575               61             159,587         17,335,548
1.90%                                          39,720,993          989,678            9,396           4,335,312        220,873,898
1.95%                                          10,529,297          620,680               61           8,757,098        114,738,175
2.00%                                              70,437           16,384               60           1,862,181          3,424,581
2.05%                                           2,403,256           20,544               60           1,201,033         15,378,930
2.10%                                           6,791,866          162,103            5,960           2,195,991         36,056,981
2.15%                                           5,488,243           67,303               60           2,295,250         19,730,301
2.20%                                                  11              582               60              49,997            254,041
2.25%                                                  11               78               85                  11                 11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $298,592,310       $5,766,639          $39,549        $321,488,440     $2,164,277,569
-----------------------------------------------------------------------------------------------------------------------------------





 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                        $ 44,416,459     $   43,673,334      $16,577,862      $ 16,426,210       $    55,858
1.05%                                           4,408,852        123,138,758        2,716,317        36,125,029             4,375
1.10%                                                  --                 --               --                --           333,951
1.15%                                             614,381          4,319,669          414,408         1,333,195         2,465,212
1.20%                                          43,357,281        105,745,227       23,341,428        40,156,557            99,430
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                           5,825,716         45,873,258        2,197,174        10,122,304           303,995
1.30%                                              68,660          4,050,422          481,056         1,174,196         1,782,990
1.35%                                             704,560         35,276,321        1,149,365        19,233,644         3,048,408
1.40%                                                  --                 --               --                --                --
1.40%                                                  --                 --               --                --                --
1.40%                                             700,353         34,594,079        1,161,159        10,441,770         1,763,616
1.45%                                          28,545,818         71,312,767        7,511,489        27,508,431         2,192,106
1.50%                                           1,069,499         21,081,059          451,195        14,049,257         2,072,945
1.55%                                          18,175,867         23,132,935        4,665,313         9,269,034           923,560
1.60%                                             864,242         11,634,414        1,023,303         5,619,291         1,784,566
1.65%                                             972,814         26,145,482        2,773,871         8,685,526         2,120,211
1.70%                                          30,300,691        228,663,725       10,488,295        73,907,024         6,801,888
1.75%                                           3,285,447         94,834,252        2,734,422        26,387,257         3,646,910
1.80%                                           3,061,753          7,860,817        1,317,797         3,821,021           918,543
1.85%                                             607,369          5,576,067               11         3,592,718           639,929
1.90%                                           1,660,949        127,027,271        2,225,029        36,921,234         6,194,654
1.95%                                           4,409,645         54,994,138        1,153,727        13,085,914         3,000,595
2.00%                                           1,729,901          2,629,819          417,862            64,291           109,516
2.05%                                                  11          6,249,959               11         3,811,633           376,596
2.10%                                             221,493         18,642,694        1,271,441         7,439,524         1,039,180
2.15%                                             134,776          9,109,788          699,925         3,909,241           868,136
2.20%                                                  11                 14               11            64,551            13,583
2.25%                                                  11                 11               11                11                89
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $195,136,559     $1,105,566,280      $84,772,482      $373,148,863       $42,560,842
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    419

                                                                                  WF ADV VT
                                                                                 INDEX ASSET        WF ADV VT         WF ADV VT
                                               WANGER            WANGER            ALLOC,           INTL EQ,          INTL EQ,
SUBACCOUNT                                      INTL               USA              CL 2              CL 1              CL 2
                                          ----------------------------------------------------------------------------------------
1.00%                                        $     2,569       $     2,661       $       --         $ 22,882         $   207,927
1.05%                                            111,403            68,076               82               --                  75
1.10%                                                 --                --               --          232,183           1,290,720
1.15%                                          1,520,382         1,561,014               63               --             763,782
1.20%                                            131,906           150,246          862,779               --             576,750
1.25%                                                 --                --               --               --                  --
1.25%                                                 --                --               --               --                  --
1.25%                                                 --                --               --               --                  --
1.25%                                                 --                --               --               --                  --
1.25%                                                 --                --               --               --                  --
1.25%                                                 --                --               --               --                  --
1.25%                                             33,172            23,778        2,092,953           78,390             437,474
1.30%                                          1,156,009         1,032,713               63               --             829,550
1.35%                                          1,589,452         1,605,010            1,694          227,412           2,062,807
1.40%                                                 --                --               --               --                  --
1.40%                                                 --                --               --               --                  --
1.40%                                            405,525         1,196,903          741,836               --             395,466
1.45%                                          1,715,778         1,116,379        2,344,469               --             808,763
1.50%                                          1,374,083         1,353,276        1,595,825               --             874,923
1.55%                                            402,189           476,869               62               --             456,571
1.60%                                            511,155         1,615,892           86,417               --              60,451
1.65%                                          1,194,685         1,216,638          113,370               --             286,255
1.70%                                          3,725,546         4,152,799          624,635               --           1,563,710
1.75%                                          3,013,660         2,156,524               62               --             103,822
1.80%                                            179,501           519,645               56               --              11,166
1.85%                                            162,316           376,408               85               --              79,346
1.90%                                          2,707,481         3,393,556               60               --           1,691,260
1.95%                                          2,882,705         1,833,241               --               --                  --
2.00%                                             39,894            61,703               59               --               1,947
2.05%                                             75,827           215,044               59               --             112,492
2.10%                                            578,974           589,775           11,324               --             168,373
2.15%                                            760,088           497,466               59               --                  55
2.20%                                             11,589             8,090               59               --                 637
2.25%                                                118               130               --               --                  --
----------------------------------------------------------------------------------------------------------------------------------
Total                                        $24,286,007       $25,223,836       $8,476,071         $560,867         $12,784,322
----------------------------------------------------------------------------------------------------------------------------------





 420    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               WF ADV VT      WF ADV VT OMEGA   WF ADV VT OMEGA
                                            INTRINSIC VAL,         GRO,              GRO,         WF ADV VT OPP,    WF ADV VT OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   49,553        $   455,978        $ 22,798         $  528,873
1.05%                                              5,840                --              6,377              --                 76
1.10%                                                 --           250,877          1,574,379         156,533          1,943,862
1.15%                                            169,393                --          1,829,031              --             86,548
1.20%                                            534,859                --          1,877,157              --            674,585
1.25%                                                 --                --                 --              --                 --
1.25%                                                 --                --                 --              --                 --
1.25%                                                 --                --                 --              --                 --
1.25%                                                 --                --                 --              --                 --
1.25%                                                 --                --                 --              --                 --
1.25%                                                 --                --                 --              --                 --
1.25%                                          1,386,816           211,746          2,026,812          80,572            487,887
1.30%                                             91,199                --          1,340,032              --            438,719
1.35%                                             73,112           538,333          2,827,233         361,259          1,656,228
1.40%                                                 --                --                 --              --                 --
1.40%                                                 --                --                 --              --                 --
1.40%                                          1,093,397                --          3,245,577              --            524,397
1.45%                                          1,255,413                --          3,186,859              --            606,601
1.50%                                            966,993                --          3,068,290              --            613,701
1.55%                                             25,128                --          1,090,324              --            486,233
1.60%                                          1,040,338                --          2,660,178              --             98,290
1.65%                                            306,927                --          1,621,590              --            375,061
1.70%                                          1,130,708                --          5,492,870              --            413,708
1.75%                                            201,760                --            432,284              --            120,004
1.80%                                            509,534                --            883,086              --             11,248
1.85%                                            271,248                --            721,516              --             71,840
1.90%                                            664,909                --          4,801,391              --            293,389
1.95%                                                 --                --                 --              --                 --
2.00%                                             41,029                --             75,162              --                 76
2.05%                                             63,123                --            478,113              --             11,721
2.10%                                             95,200                --            544,182              --             28,029
2.15%                                                739                --                505              --                 76
2.20%                                                 76                --                577              --                289
2.25%                                                 --                --                 --              --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $9,927,741        $1,050,509        $40,239,503        $621,162         $9,471,441
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    421

                                                                                                            WF ADV VT
                                                      WF ADV VT         WF ADV VT         WF ADV VT       TOTAL RETURN
                                                     SM CAP GRO,       SM CAP VAL,       SM CAP VAL,          BOND,
SUBACCOUNT                                              CL 2              CL 1              CL 2              CL 2
                                                  ----------------------------------------------------------------------
1.00%                                                $   61,953        $   37,607        $  240,102        $   322,213
1.05%                                                        90                --                --              6,722
1.10%                                                   724,108           789,285         1,176,778          1,686,634
1.15%                                                   349,936                --            19,236          1,683,221
1.20%                                                   558,742                --           310,875          1,059,291
1.25%                                                        --                --                --                 --
1.25%                                                        --                --                --                 --
1.25%                                                        --                --                --                 --
1.25%                                                        --                --                --                 --
1.25%                                                        --                --                --                 --
1.25%                                                        --                --                --                 --
1.25%                                                   571,584           350,176           164,385          1,296,796
1.30%                                                   405,842                --           484,535          1,938,082
1.35%                                                   906,960         1,343,139         1,275,775          4,159,082
1.40%                                                        --                --                --                 --
1.40%                                                        --                --                --                 --
1.40%                                                   363,280                --           592,844          3,176,521
1.45%                                                   869,497                --           502,196          1,848,121
1.50%                                                 1,110,587                --           309,479          2,548,522
1.55%                                                   455,910                --           247,875          1,280,463
1.60%                                                    69,225                --            10,952          1,640,762
1.65%                                                   189,858                --           185,684          1,646,865
1.70%                                                 1,077,835                --           259,144          6,868,451
1.75%                                                    52,649                --            79,986            330,019
1.80%                                                    10,425                --                79            584,541
1.85%                                                    46,799                --            43,373            890,141
1.90%                                                   882,753                --           263,823          5,525,819
1.95%                                                        --                --                --                 --
2.00%                                                     1,326                --                79            171,194
2.05%                                                    43,152                --            70,437            632,876
2.10%                                                    87,627                --                67            853,498
2.15%                                                        75                --                78              3,226
2.20%                                                        75                --                78              2,371
2.25%                                                        --                --                --                 --
------------------------------------------------------------------------------------------------------------------------
Total                                                $8,840,288        $2,520,207        $6,237,860        $40,155,431
------------------------------------------------------------------------------------------------------------------------


9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.


                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AB VPS BAL WEALTH STRATEGY, CL B
2011                       996      $1.06  to  $1.02         $1,048        2.36%      1.00%  to 2.20%   (4.02%)     to   (5.16%)
2010                     1,100      $1.11  to  $1.08         $1,209        2.63%      1.00%  to 2.20%    9.20%      to    7.89%
2009                     1,367      $1.01  to  $1.00         $1,382        0.91%      1.00%  to 2.20%   23.21%      to   21.75%
2008                     1,717      $0.82  to  $0.82         $1,413           --      1.00%  to 2.20%  (17.72%)(5)  to  (17.98%)(5)
2007                        --         --         --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------



 422    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2011                     4,296      $0.40  to  $0.90         $2,198        0.35%      1.00%  to 2.25%  (24.17%)     to  (25.11%)
2010                     5,268      $0.53  to  $1.20         $3,449        1.97%      1.00%  to 2.25%   17.40%      to   15.94%
2009                     6,173      $0.45  to  $1.04         $3,379           --      1.00%  to 2.25%   51.62%      to    3.29%(7)
2008                     7,480      $0.30  to  $0.59         $2,645           --      1.00%  to 2.20%  (47.99%)     to  (48.61%)
2007                     9,654      $0.57  to  $1.15         $6,773           --      1.00%  to 2.20%   18.69%      to   14.69%(4)
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2011                     8,422      $1.09  to  $1.16         $9,341        1.12%      1.00%  to 2.25%    5.02%      to    3.71%
2010                    10,834      $1.04  to  $1.12        $11,432           --      1.00%  to 2.25%   11.68%      to   10.29%
2009                    13,976      $0.93  to  $1.02        $13,203        3.41%      1.00%  to 2.25%   19.15%      to    1.95%(7)
2008                    19,115      $0.78  to  $0.75        $15,181        1.83%      1.00%  to 2.20%  (41.29%)     to  (41.98%)
2007                    23,636      $1.33  to  $1.29        $32,029        1.21%      1.00%  to 2.20%    3.81%      to    2.56%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTER BOND, CL B
2011                       972      $1.64  to  $1.61         $1,553        4.34%      1.40%  to 1.60%    4.91%      to    4.70%
2010                     1,424      $1.56  to  $1.54         $2,179        5.10%      1.40%  to 1.60%    7.41%      to    7.20%
2009                     1,686      $1.45  to  $1.43         $2,403        3.48%      1.40%  to 1.60%   16.56%      to   16.32%
2008                     2,640      $1.25  to  $1.23         $3,203        5.07%      1.40%  to 1.60%   (7.88%)     to   (8.07%)
2007                     2,485      $1.35  to  $1.34         $3,273        4.65%      1.40%  to 1.60%    3.14%      to    2.93%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2011                    46,268      $0.83  to  $0.81        $43,029        3.93%      1.00%  to 2.25%  (20.24%)     to  (21.23%)
2010                    47,828      $1.04  to  $1.03        $56,087        2.22%      1.00%  to 2.25%    3.26%      to    1.97%
                        140,1-
2009                        94      $1.01  to  $1.01       $148,815        0.99%      1.00%  to 2.25%    1.61%(7)   to    1.50%(7)
                        177,5-
2008                        54      $0.54  to  $0.85       $143,374        0.88%      1.05%  to 2.20%  (53.77%)     to  (54.30%)
                        107,3-
2007                        16      $1.17  to  $1.85       $191,755        0.98%      1.05%  to 2.20%    4.47%      to    3.27%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2011                     6,228      $0.62  to  $1.32         $4,078        0.09%      1.00%  to 1.85%   (4.23%)     to   (5.05%)
2010                     7,887      $0.65  to  $1.39         $5,448        0.28%      1.00%  to 1.85%    8.74%      to    7.82%
2009                    10,055      $0.60  to  $1.29         $6,448           --      1.00%  to 1.85%   35.74%      to   34.59%
2008                    12,149      $0.44  to  $0.96         $5,728           --      1.00%  to 1.85%  (40.42%)     to  (40.93%)
2007                    16,073      $0.74  to  $1.62        $12,656           --      1.00%  to 1.85%   12.48%      to   11.52%
------------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2011                       328      $1.32  to  $1.32           $433        1.56%      1.40%  to 1.40%    1.68%      to    1.68%
2010                       364      $1.30  to  $1.30           $474        1.50%      1.40%  to 1.40%   12.56%      to   12.56%
2009                       424      $1.15  to  $1.15           $490        4.99%      1.40%  to 1.40%   16.46%      to   16.46%
2008                       555      $0.99  to  $0.99           $550        2.20%      1.40%  to 1.40%  (35.50%)     to  (35.50%)
2007                       747      $1.54  to  $1.54         $1,148        1.97%      1.40%  to 1.40%   (1.46%)     to   (1.46%)
------------------------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2011                    51,036      $1.35  to  $1.29        $68,800        4.10%      1.05%  to 2.20%   10.58%      to    9.32%
2010                    68,416      $1.22  to  $1.18        $83,877        1.69%      1.05%  to 2.20%    4.00%      to    2.81%
2009                    73,414      $1.17  to  $1.15        $87,020        1.78%      1.05%  to 2.20%    9.09%      to    7.84%
2008                    72,179      $1.08  to  $1.07        $78,899        4.99%      1.05%  to 2.20%   (2.63%)     to   (3.74%)
                        117,5-
2007                        36      $1.10  to  $1.11       $132,760        4.51%      1.05%  to 2.20%    8.35%      to    7.11%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2011                         9      $0.89  to  $1.16            $12        1.34%      1.05%  to 2.20%  (13.11%)     to  (14.10%)
2010                        10      $1.02  to  $1.35            $17        1.94%      1.05%  to 2.20%   11.96%      to   10.67%
2009                        23      $0.91  to  $1.22            $31        4.51%      1.05%  to 2.20%   32.24%      to   30.71%
2008                       114      $0.69  to  $0.94           $109        0.64%      1.05%  to 2.20%  (45.48%)     to  (46.10%)
2007                       114      $1.26  to  $1.74           $202        0.23%      1.05%  to 2.20%   16.68%      to   15.33%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    423

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2011                       138      $1.22  to  $1.18           $135        1.31%      1.00%  to 2.25%   (1.82%)     to   (3.06%)
2010                        65      $1.24  to  $1.22            $67        2.00%      1.00%  to 2.25%   17.80%      to   16.33%
2009                        77      $1.05  to  $1.05            $67        3.85%      1.00%  to 2.25%    4.44%(7)   to    4.33%(7)
2008                        59      $0.67  to  $0.66            $40        0.07%      1.05%  to 2.20%  (25.30%)     to  (26.15%)
2007                        74      $0.90  to  $0.89            $68        1.99%      1.05%  to 2.20%  (10.40%)(4)  to  (11.10%)(4)
------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2011                    26,784      $1.18  to  $1.15        $27,619           --      1.00%  to 2.25%   (0.14%)     to   (1.38%)
2010                    33,812      $1.19  to  $1.17        $35,139        0.36%      1.00%  to 2.25%   14.66%      to   13.24%
2009                    38,929      $1.03  to  $1.03        $35,507        0.18%      1.00%  to 2.25%    2.99%(7)   to    2.88%(7)
2008                    42,320      $0.67  to  $0.67        $29,169           --      1.05%  to 2.20%  (42.26%)     to  (42.92%)
2007                    45,157      $1.15  to  $1.18        $54,243           --      1.05%  to 2.20%   19.57%      to   18.20%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2011                       283      $1.90  to  $1.90           $536        2.03%      1.40%  to 1.40%   (0.39%)     to   (0.39%)
2010                       318      $1.90  to  $1.90           $604        2.17%      1.40%  to 1.40%   11.85%      to   11.85%
2009                       373      $1.70  to  $1.70           $634        5.82%      1.40%  to 1.40%   18.20%      to   18.20%
2008                       456      $1.44  to  $1.44           $656        2.56%      1.40%  to 1.40%  (27.80%)     to  (27.80%)
2007                       588      $1.99  to  $1.99         $1,172        1.72%      1.40%  to 1.40%   (6.46%)     to   (6.46%)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2011                       496      $1.15  to  $1.12           $570        1.90%      1.00%  to 2.25%   (0.13%)     to   (1.37%)
2010                       501      $1.15  to  $1.14           $581        2.04%      1.00%  to 2.25%   11.92%      to   10.53%
2009                       573      $1.03  to  $1.03           $596        5.51%      1.00%  to 2.25%    2.48%(7)   to    2.37%(7)
2008                       353      $0.76  to  $0.86           $311        2.25%      1.05%  to 2.20%  (27.57%)     to  (28.39%)
2007                       349      $1.05  to  $1.20           $426        1.35%      1.05%  to 2.20%   (6.30%)     to   (7.38%)
------------------------------------------------------------------------------------------------------------------------------

COL VP ASSET ALLOC, CL 1
2011                        42      $1.57  to  $1.55            $65        2.33%      1.15%  to 1.25%   (1.98%)     to   (2.08%)
2010                        72      $1.60  to  $1.59           $114        2.88%      1.15%  to 1.25%   12.13%      to   12.02%
2009                       180      $1.42  to  $1.42           $256        4.24%      1.15%  to 1.25%   22.58%      to   22.46%
2008                       261      $1.16  to  $1.16           $302        3.12%      1.15%  to 1.25%  (29.14%)     to  (29.21%)
2007                       530      $1.64  to  $1.63           $866        2.73%      1.15%  to 1.25%    7.92%      to    7.81%
------------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2011                     2,572      $1.09  to  $1.10         $3,541           --      1.00%  to 1.80%    1.37%      to    0.57%
2010                     2,888      $1.08  to  $1.10         $3,946           --      1.00%  to 1.80%   11.41%      to   10.52%
2009                     4,004      $0.97  to  $0.99         $4,734           --      1.00%  to 1.80%   22.99%      to   22.01%
2008                     4,838      $0.79  to  $0.81         $4,671        0.24%      1.00%  to 1.80%  (30.61%)     to  (31.17%)
2007                     5,727      $1.13  to  $1.18         $8,314        2.85%      1.00%  to 1.80%    0.72%      to   (0.09%)
------------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2011                    40,935      $1.13  to  $0.96        $43,385        0.01%      1.00%  to 2.25%   (0.98%)     to   (2.23%)
2010                    49,855      $1.14  to  $0.98        $53,739        0.01%      1.00%  to 2.25%   (0.98%)     to   (2.24%)
                        107,3-
2009                        28      $1.15  to  $1.00       $114,381        0.05%      1.00%  to 2.25%   (0.84%)     to   (0.19%)(7)
2008                    68,113      $1.16  to  $1.04        $74,835        2.21%      1.00%  to 2.20%    1.23%      to    0.12%
2007                    44,459      $1.15  to  $1.04        $48,814        4.72%      1.00%  to 2.20%    3.78%      to    2.54%
------------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2011                    24,708      $1.44  to  $1.09        $34,812        4.59%      1.00%  to 2.25%    5.63%      to    4.31%
2010                    32,875      $1.37  to  $1.04        $43,873        1.34%      1.00%  to 2.25%    7.25%      to    5.90%
                        373,5-
2009                        92      $1.27  to  $0.99       $444,902        4.29%      1.00%  to 2.25%   13.28%      to   (1.51%)(7)
                        344,5-
2008                        44      $1.12  to  $0.99       $365,065        0.41%      1.00%  to 2.20%   (7.25%)     to   (8.35%)
                        314,8-
2007                        29      $1.21  to  $1.08       $364,190        4.76%      1.00%  to 2.20%    4.15%      to    2.90%
------------------------------------------------------------------------------------------------------------------------------



 424    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2011                    51,668      $1.48  to  $1.09        $74,781           --      1.00%  to 2.25%   (5.95%)     to   (7.12%)
2010                    62,868      $1.57  to  $1.17        $97,340           --      1.00%  to 2.25%   15.67%      to   14.23%
                        309,5-
2009                        60      $1.36  to  $1.03       $396,604           --      1.00%  to 2.25%   26.19%      to    2.38%(7)
                        274,6-
2008                        00      $1.08  to  $0.92       $282,334        0.07%      1.00%  to 2.20%  (41.06%)     to  (41.76%)
                        184,5-
2007                        62      $1.83  to  $1.58       $328,157        1.60%      1.00%  to 2.20%    6.94%      to    5.66%
------------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2011                    48,467      $0.94  to  $1.21        $43,637           --      1.00%  to 2.25%    4.19%      to    2.89%
2010                    64,135      $0.90  to  $1.17        $55,690           --      1.00%  to 2.25%   16.17%      to   14.72%
2009                    74,790      $0.78  to  $1.02        $55,969           --      1.00%  to 2.25%   22.92%      to    1.77%(7)
2008                    80,265      $0.63  to  $0.70        $48,990        0.22%      1.00%  to 2.20%  (42.74%)     to  (43.42%)
2007                    85,164      $1.10  to  $1.24        $91,451        1.31%      1.00%  to 2.20%    1.90%      to    0.68%
------------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2011                    14,461      $0.97  to  $0.94        $28,432        1.14%      1.00%  to 2.25%  (21.80%)     to  (22.77%)
2010                    15,151      $1.24  to  $1.22        $38,197        1.65%      1.00%  to 2.25%   18.57%      to   17.09%
2009                    58,527      $1.04  to  $1.04       $115,789        0.35%      1.00%  to 2.25%    3.75%(7)   to    3.64%(7)
2008                    81,531      $0.71  to  $1.22        $94,970        0.68%      1.05%  to 2.20%  (54.19%)     to  (54.72%)
2007                    49,517      $1.55  to  $2.70       $129,372        0.59%      1.05%  to 2.20%   36.66%      to   35.09%
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2011                     9,229      $1.10  to  $1.08        $11,539        7.89%      1.00%  to 2.25%    8.95%      to    7.58%
2010                    12,120      $1.01  to  $1.00        $13,995        0.28%      1.00%  to 2.25%    3.10%      to    1.80%
                        275,7-
2009                        15      $0.98  to  $0.98       $311,131       10.00%      1.00%  to 2.25%   (1.89%)(7)  to   (1.99%)(7)
                        141,2-
2008                        82      $1.09  to  $1.06       $151,561        2.48%      1.05%  to 2.20%   (0.91%)     to   (2.04%)
                        145,0-
2007                        74      $1.10  to  $1.08       $157,932        2.33%      1.05%  to 2.20%    6.80%      to    5.58%
------------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 1
2011                       251      $1.33  to  $1.32           $332        7.31%      1.15%  to 1.25%    5.35%      to    5.25%
2010                       280      $1.26  to  $1.26           $352        7.38%      1.15%  to 1.25%   10.67%      to   10.57%
2009                       364      $1.14  to  $1.14           $414       10.08%      1.15%  to 1.25%   42.50%      to   42.36%
2008                       490      $0.80  to  $0.80           $392       10.27%      1.15%  to 1.25%  (25.64%)     to  (25.71%)
2007                       653      $1.08  to  $1.07           $702        5.06%      1.15%  to 1.25%    0.67%      to    0.57%
------------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2011                    10,853      $1.19  to  $1.16        $13,957        7.19%      1.00%  to 2.25%    5.47%      to    4.16%
2010                    13,824      $1.13  to  $1.11        $16,968        7.84%      1.00%  to 2.25%   10.79%      to    9.41%
2009                    15,796      $1.02  to  $1.02        $17,611       10.17%      1.00%  to 2.25%    1.79%(7)   to    1.69%(7)
2008                    19,037      $0.80  to  $0.78        $14,998       10.14%      1.05%  to 2.20%  (25.54%)     to  (26.40%)
2007                    25,829      $1.08  to  $1.06        $27,506        7.19%      1.05%  to 2.20%    0.63%      to   (0.52%)
------------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2011                    12,381      $1.21  to  $1.18        $20,192        7.87%      1.00%  to 2.25%    4.64%      to    3.32%
2010                    15,320      $1.16  to  $1.14        $23,997        8.10%      1.00%  to 2.25%   12.83%      to   11.41%
2009                    21,852      $1.03  to  $1.02        $30,256        9.88%      1.00%  to 2.25%    2.60%(7)   to    2.50%(7)
2008                    26,185      $0.79  to  $0.87        $23,961        0.29%      1.05%  to 2.20%  (25.96%)     to  (26.80%)
2007                    32,755      $1.07  to  $1.19        $40,773        7.38%      1.05%  to 2.20%    0.82%      to   (0.37%)
------------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2011                     4,206      $1.20  to  $1.17         $6,407        9.19%      1.00%  to 2.25%    5.22%      to    3.89%
2010                     5,625      $1.14  to  $1.13         $8,201        1.05%      1.00%  to 2.25%   11.93%      to   10.53%
                        177,5-
2009                        66      $1.02  to  $1.02       $230,138        4.64%      1.00%  to 2.25%    2.27%(7)   to    2.16%(7)
                        109,8-
2008                        15      $0.86  to  $0.93       $101,773        0.19%      1.05%  to 2.20%  (19.66%)     to  (20.58%)
2007                    92,767      $1.07  to  $1.17       $107,789        6.91%      1.05%  to 2.20%    1.56%      to    0.40%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    425

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2011                       513      $1.00  to  $0.97           $710        1.35%      1.00%  to 2.25%  (13.28%)     to  (14.37%)
2010                       620      $1.15  to  $1.13           $954        1.44%      1.00%  to 2.25%   12.77%      to   11.36%
2009                       624      $1.02  to  $1.02           $892        1.57%      1.00%  to 2.25%    1.92%(7)   to    1.81%(7)
2008                       764      $0.70  to  $0.99           $868        2.35%      1.05%  to 2.20%  (41.06%)     to  (41.73%)
2007                       879      $1.19  to  $1.70         $1,713        0.99%      1.05%  to 2.20%   11.50%      to   10.22%
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 1
2011                       292      $0.88  to  $0.88           $258           --      1.15%  to 1.25%  (12.90%)(11) to  (12.95%)(11)
2010                        --        --          --             --           --         --        --      --               --
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2011                     1,382      $1.05  to  $1.13         $1,145           --      1.00%  to 2.25%   (4.18%)     to   (5.38%)
2010                     1,717      $1.10  to  $1.19         $1,515           --      1.00%  to 2.25%   16.00%      to   14.55%
2009                     4,412      $0.95  to  $1.04         $3,472           --      1.00%  to 2.25%   35.63%      to    3.94%(7)
2008                    20,079      $0.70  to  $0.68        $11,992        0.24%      1.00%  to 2.20%  (44.90%)     to  (45.56%)
2007                    15,299      $1.27  to  $1.24        $16,673        0.40%      1.00%  to 2.20%    2.04%      to    0.80%
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2011                     7,127      $1.18  to  $1.15         $6,782        0.30%      1.00%  to 2.25%   (3.60%)     to   (4.81%)
2010                     8,764      $1.22  to  $1.21         $8,719        0.19%      1.00%  to 2.25%   20.34%      to   18.84%
                        326,3-
2009                        35      $1.02  to  $1.01       $271,853        0.89%      1.00%  to 2.25%    0.98%(7)   to    0.88%(7)
                        224,7-
2008                        66      $0.67  to  $0.66       $150,149        0.35%      1.05%  to 2.20%  (40.08%)     to  (40.77%)
                        136,0-
2007                        02      $1.13  to  $1.12       $152,479        0.02%      1.05%  to 2.20%   12.45%(4)   to   11.59%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2011                       369      $0.94  to  $0.92           $267        0.81%      1.00%  to 2.25%  (17.01%)     to  (18.05%)
2010                       367      $1.13  to  $1.12           $322        0.68%      1.00%  to 2.25%   12.60%      to   11.19%
2009                       367      $1.01  to  $1.00           $287        1.88%      1.00%  to 2.25%    0.16%(7)   to    0.06%(7)
2008                       184      $0.58  to  $0.57           $107        1.52%      1.05%  to 2.20%  (49.03%)     to  (49.61%)
2007                        49      $1.14  to  $1.13            $57        0.16%      1.05%  to 2.20%   14.06%(4)   to   13.19%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2011                     2,823      $1.51  to  $1.10         $3,853           --      1.00%  to 2.20%  (15.91%)     to  (16.91%)
2010                     3,297      $1.79  to  $1.33         $5,358           --      1.00%  to 2.20%   25.03%      to   23.54%
2009                     3,990      $1.43  to  $1.07         $5,193           --      1.00%  to 2.20%   61.78%      to   59.85%
2008                     5,180      $0.89  to  $0.67         $4,189        0.02%      1.00%  to 2.20%  (45.40%)     to  (46.04%)
2007                     5,283      $1.62  to  $1.25         $7,905        0.05%      1.00%  to 2.20%   12.60%      to   11.25%
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2011                     1,275      $1.16  to  $1.13         $1,025           --      1.00%  to 2.25%   (9.40%)     to  (10.53%)
2010                     1,276      $1.28  to  $1.26         $1,141           --      1.00%  to 2.25%   21.30%      to   19.78%
2009                     1,084      $1.05  to  $1.05           $806           --      1.00%  to 2.25%    4.86%(7)   to    4.75%(7)
2008                     1,102      $0.54  to  $0.53           $592           --      1.05%  to 2.20%  (45.68%)     to  (46.31%)
2007                     1,087      $1.00  to  $0.99         $1,082        0.80%      1.05%  to 2.20%   (0.42%)(4)  to   (1.19%)(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2011                     9,339      $0.93  to  $1.14         $9,833           --      1.00%  to 2.25%    0.62%      to   (0.63%)
2010                    12,373      $0.92  to  $1.15        $12,969           --      1.00%  to 2.25%   13.57%      to   12.15%
2009                    14,682      $0.81  to  $1.02        $13,477           --      1.00%  to 2.25%   24.74%      to    1.82%(7)
2008                    15,982      $0.65  to  $0.79        $11,502        0.08%      1.00%  to 2.20%  (37.72%)     to  (38.46%)
2007                    18,396      $1.04  to  $1.28        $21,205        1.62%      1.00%  to 2.20%    3.97%      to    2.71%
------------------------------------------------------------------------------------------------------------------------------



 426    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2011                        67      $0.94  to  $1.05            $75           --      1.05%  to 2.20%   (2.72%)     to   (3.83%)
2010                        76      $0.97  to  $1.10            $88           --      1.05%  to 2.20%   19.26%      to   17.90%
2009                        85      $0.81  to  $0.93            $82           --      1.05%  to 2.20%   24.81%      to   23.38%
2008                       111      $0.65  to  $0.75            $87        0.08%      1.05%  to 2.20%  (40.09%)     to  (40.78%)
2007                       121      $1.08  to  $1.27           $158        1.41%      1.05%  to 2.20%   (1.49%)     to   (2.62%)
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2011                     1,150      $1.41  to  $1.40         $1,457           --      1.00%  to 1.80%   (9.42%)     to  (10.14%)
2010                     1,286      $1.56  to  $1.56         $1,801           --      1.00%  to 1.80%   25.54%      to   24.54%
2009                     1,808      $1.24  to  $1.25         $2,013           --      1.00%  to 1.80%   38.43%      to   37.32%
2008                     2,157      $0.90  to  $0.91         $1,749           --      1.00%  to 1.80%  (39.21%)     to  (39.70%)
2007                     2,998      $1.48  to  $1.51         $3,973        0.16%      1.00%  to 1.80%   (5.14%)     to   (5.91%)
------------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 1
2011                       658      $0.99  to  $0.99           $653           --      1.15%  to 1.25%    0.17%(11)  to    0.13%(11)
2010                        --        --          --             --           --         --        --      --               --
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2011                    19,927      $1.30  to  $0.99        $23,425        0.91%      1.00%  to 2.25%    0.38%      to   (0.89%)
2010                    25,328      $1.29  to  $1.00        $29,739        0.60%      1.00%  to 2.25%    1.98%      to    0.71%
2009                    75,083      $1.27  to  $0.99        $85,320        2.68%      1.00%  to 2.25%    4.48%      to   (0.93%)(7)
2008                    48,407      $1.22  to  $0.98        $53,512        0.13%      1.00%  to 2.20%   (3.61%)     to   (4.76%)
2007                    46,267      $1.26  to  $1.03        $53,706        4.18%      1.00%  to 2.20%    4.27%      to    3.02%
------------------------------------------------------------------------------------------------------------------------------

COL VP SM CAP VAL, CL 2
2011                     3,793      $1.24  to  $1.21         $4,857        0.86%      1.00%  to 2.25%   (7.06%)     to   (8.21%)
2010                     4,520      $1.33  to  $1.31         $6,292        2.02%      1.00%  to 2.25%   25.21%      to   23.66%
                        186,0-
2009                        61      $1.06  to  $1.06       $201,778        1.01%      1.00%  to 2.25%    7.28%(7)   to    7.17%(7)
                        127,8-
2008                        03      $0.71  to  $0.94       $113,726        0.49%      1.05%  to 2.20%  (28.91%)     to  (29.72%)
2007                    94,685      $1.00  to  $1.34       $119,998        0.08%      1.05%  to 2.20%   (3.60%)     to   (4.71%)
------------------------------------------------------------------------------------------------------------------------------

COL VP SM CO GRO, CL 1
2011                        42      $1.80  to  $1.79            $75           --      1.15%  to 1.25%   (6.63%)     to   (6.72%)
2010                        61      $1.93  to  $1.92           $117           --      1.15%  to 1.25%   26.91%      to   26.79%
2009                        85      $1.52  to  $1.51           $129           --      1.15%  to 1.25%   24.22%      to   24.10%
2008                        92      $1.22  to  $1.22           $112           --      1.15%  to 1.25%  (41.50%)     to  (41.56%)
2007                       107      $2.09  to  $2.08           $223           --      1.15%  to 1.25%   12.16%      to   12.04%
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2011                       739      $1.03  to  $1.00           $615        2.53%      1.00%  to 2.25%  (13.52%)     to  (14.59%)
2010                       899      $1.19  to  $1.17           $871        7.50%      1.00%  to 2.25%   15.49%      to   14.06%
2009                       686      $1.03  to  $1.03           $579       12.70%      1.00%  to 2.25%    1.50%(7)   to    1.39%(7)
2008                       489      $0.72  to  $0.71           $351        1.34%      1.05%  to 2.20%  (34.42%)     to  (35.18%)
2007                       264      $1.10  to  $1.10           $292        9.54%      1.05%  to 2.20%   10.54%(4)   to    9.70%(4)
------------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2011                        62      $0.97  to  $1.18            $79        0.38%      1.05%  to 2.20%   (0.84%)     to   (1.98%)
2010                        70      $0.98  to  $1.20            $89        0.89%      1.05%  to 2.20%   25.63%      to   24.19%
2009                        73      $0.78  to  $0.97            $75        0.96%      1.05%  to 2.20%   33.92%      to   32.39%
2008                        72      $0.58  to  $0.73            $55        0.76%      1.05%  to 2.20%  (41.08%)     to  (41.75%)
2007                        73      $0.99  to  $1.25            $96        0.30%      1.05%  to 2.20%    0.32%      to   (0.84%)
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    427

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2011                     8,169      $1.17  to  $1.19        $10,146           --      1.05%  to 2.20%   (9.00%)     to  (10.04%)
2010                     9,966      $1.28  to  $1.33        $13,679           --      1.05%  to 2.20%   28.30%      to   26.84%
2009                    13,031      $1.00  to  $1.04        $14,023        0.19%      1.05%  to 2.20%   55.44%      to   53.66%
2008                    16,569      $0.64  to  $0.68        $11,541           --      1.05%  to 2.20%  (41.86%)     to  (42.53%)
2007                    17,239      $1.11  to  $1.18        $20,781           --      1.05%  to 2.20%   13.24%      to   11.94%
------------------------------------------------------------------------------------------------------------------------------

DREY SOC RESP GRO, INIT
2011                     1,011      $0.72  to  $1.46           $730        0.99%      1.20%  to 1.80%   (0.30%)     to   (0.89%)
2010                     1,406      $0.72  to  $1.48         $1,015        0.88%      1.20%  to 1.80%   13.45%      to   12.77%
2009                     1,559      $0.64  to  $1.31           $999        1.00%      1.20%  to 1.80%   32.16%      to   31.36%
2008                     1,941      $0.48  to  $1.00           $945        0.78%      1.20%  to 1.80%  (35.21%)     to  (35.60%)
2007                     2,566      $0.74  to  $1.55         $1,935        0.54%      1.20%  to 1.80%    6.49%      to    5.86%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2011                       488      $1.22  to  $1.22           $624        1.52%      1.05%  to 2.20%    7.61%      to    6.38%
2010                       522      $1.13  to  $1.15           $624        1.88%      1.05%  to 2.20%   13.84%      to   12.54%
2009                       554      $0.99  to  $1.02           $586        2.26%      1.05%  to 2.20%   20.96%      to   19.56%
2008                       672      $0.82  to  $0.85           $589        1.74%      1.05%  to 2.20%  (30.46%)     to  (31.25%)
2007                       731      $1.18  to  $1.24           $927        1.26%      1.05%  to 2.20%    5.73%      to    4.52%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2011                       172      $0.93  to  $0.91           $120        1.90%      1.00%  to 2.25%  (15.76%)     to  (16.80%)
2010                       155      $1.11  to  $1.09           $129        1.53%      1.00%  to 2.25%    8.65%      to    7.30%
2009                       154      $1.02  to  $1.02           $119        2.56%      1.00%  to 2.25%    1.32%(7)   to    1.21%(7)
2008                        50      $0.62  to  $0.61            $32        1.57%      1.05%  to 2.20%  (42.96%)     to  (43.61%)
2007                        20      $1.10  to  $1.09            $23           --      1.05%  to 2.20%    9.88%(4)   to    9.04%(4)
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2011                       137      $0.84  to  $0.82           $135        1.97%      1.00%  to 2.25%  (19.57%)     to  (20.57%)
2010                       147      $1.05  to  $1.03           $182        1.62%      1.00%  to 2.25%    3.17%      to    1.89%
2009                       191      $1.02  to  $1.02           $232        3.77%      1.00%  to 2.25%    1.40%(7)   to    1.29%(7)
2008                       217      $0.68  to  $0.92           $206        2.20%      1.05%  to 2.20%  (38.14%)     to  (38.84%)
2007                       306      $1.10  to  $1.51           $472        1.40%      1.05%  to 2.20%    2.82%      to    1.66%
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2011                     4,720      $1.12  to  $1.09         $5,100        4.22%      1.00%  to 2.25%    1.53%      to    0.27%
2010                     5,585      $1.11  to  $1.09         $5,985        4.03%      1.00%  to 2.25%    8.32%      to    6.69%
                        130,3-
2009                        95      $1.02  to  $1.02       $130,494        4.79%      1.00%  to 2.25%    2.11%(7)   to    2.00%(7)
2008                    95,579      $0.71  to  $0.70        $67,320        5.75%      1.05%  to 2.20%  (27.90%)     to  (28.73%)
2007                    70,167      $0.99  to  $0.98        $68,931        6.34%      1.05%  to 2.20%   (1.36%)(4)  to   (2.12%)(4)
------------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL
2011                       177      $1.25  to  $1.24           $219        1.48%      1.15%  to 1.25%   (4.88%)     to   (4.97%)
2010                       188      $1.32  to  $1.30           $244        1.52%      1.15%  to 1.25%   16.64%      to   16.52%
2009                       234      $1.13  to  $1.12           $262        1.58%      1.15%  to 1.25%   36.78%      to   36.64%
2008                       382      $0.83  to  $0.82           $313        1.46%      1.15%  to 1.25%  (34.78%)     to  (34.84%)
2007                       479      $1.27  to  $1.26           $601        2.95%      1.15%  to 1.25%    7.65%      to    7.54%
------------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL 2
2011                        44      $1.31  to  $1.22            $57        1.50%      1.40%  to 1.80%   (5.16%)     to   (5.53%)
2010                        43      $1.38  to  $1.30            $59        1.23%      1.40%  to 1.80%   16.12%      to   15.66%
2009                        58      $1.19  to  $1.12            $69        1.51%      1.40%  to 1.80%   36.40%      to   35.86%
2008                       120      $0.87  to  $0.82           $104        1.14%      1.40%  to 1.80%  (35.06%)     to  (35.32%)
2007                       277      $1.34  to  $1.28           $368        3.02%      1.40%  to 1.80%    7.20%      to    6.77%
------------------------------------------------------------------------------------------------------------------------------



 428    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL
2011                     3,197      $1.40  to  $1.34         $4,336        0.77%      1.00%  to 1.35%   (3.60%)     to   (3.94%)
2010                     4,872      $1.45  to  $1.39         $6,871        1.02%      1.00%  to 1.35%   15.94%      to   15.54%
2009                     6,344      $1.25  to  $1.21         $7,738        1.22%      1.00%  to 1.35%   34.32%      to   33.85%
2008                     9,274      $0.93  to  $0.90         $8,451        0.72%      1.00%  to 1.35%  (43.19%)     to  (43.39%)
2007                    13,814      $1.64  to  $1.59        $22,224        0.84%      1.00%  to 1.35%   16.33%      to   15.92%
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2011                    80,870      $1.57  to  $1.13       $122,228        0.73%      1.00%  to 2.25%   (3.75%)     to   (4.94%)
                        101,8-
2010                        43      $1.63  to  $1.19       $160,672        0.86%      1.00%  to 2.25%   15.76%      to   14.32%
                        170,0-
2009                        78      $1.41  to  $1.04       $228,932        0.99%      1.00%  to 2.25%   34.12%      to    3.59%(7)
                        272,1-
2008                        62      $1.05  to  $0.88       $271,440        0.83%      1.00%  to 2.20%  (43.26%)     to  (43.94%)
                        258,3-
2007                        53      $1.85  to  $1.58       $460,760        0.69%      1.00%  to 2.20%   16.13%      to   14.74%
------------------------------------------------------------------------------------------------------------------------------

FID VIP DYN APPR, SERV CL 2
2011                       411      $1.33  to  $1.49           $533           --      1.20%  to 1.80%   (3.93%)     to   (4.50%)
2010                       543      $1.38  to  $1.56           $734        0.24%      1.20%  to 1.80%   16.58%      to   15.89%
2009                       899      $1.18  to  $1.35         $1,047        0.02%      1.20%  to 1.80%   34.17%      to   33.37%
2008                     1,260      $0.88  to  $1.01         $1,105        0.42%      1.20%  to 1.80%  (42.05%)     to  (42.40%)
2007                     1,556      $1.52  to  $1.76         $2,417        0.12%      1.20%  to 1.80%    5.45%      to    4.81%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2011                     2,194      $1.00  to  $0.99         $2,174        1.65%      1.15%  to 1.60%    0.41%      to   (0.03%)
2010                     2,525      $1.00  to  $0.99         $2,500        0.54%      1.15%  to 1.60%   13.35%      to   12.84%
2009                     3,458      $0.88  to  $0.88         $3,025        0.94%      1.15%  to 1.60%   25.71%      to   25.14%
2008                     4,294      $0.70  to  $0.70         $3,000        0.98%      1.15%  to 1.60%  (42.44%)     to  (42.70%)
2007                     5,750      $1.22  to  $1.22         $7,005        1.65%      1.15%  to 1.60%   10.71%      to   10.21%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2011                        54      $1.12  to  $1.08            $59        1.01%      1.40%  to 1.80%   (0.05%)     to   (0.45%)
2010                       113      $1.12  to  $1.08           $125        0.36%      1.40%  to 1.80%   12.96%      to   12.51%
2009                       178      $0.99  to  $0.96           $175        0.85%      1.40%  to 1.80%   25.25%      to   24.77%
2008                       219      $0.79  to  $0.77           $172        0.52%      1.40%  to 1.80%  (42.71%)     to  (42.93%)
2007                       531      $1.38  to  $1.35           $730        1.30%      1.40%  to 1.80%   10.29%      to    9.86%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL
2011                       139      $0.85  to  $0.84           $118        0.27%      1.15%  to 1.25%   (1.00%)     to   (1.10%)
2010                       141      $0.86  to  $0.85           $121        0.18%      1.15%  to 1.25%   22.64%      to   22.52%
2009                       144      $0.70  to  $0.69           $101        0.36%      1.15%  to 1.25%   26.68%      to   26.56%
2008                       147      $0.55  to  $0.55            $81        0.65%      1.15%  to 1.25%  (47.84%)     to  (47.89%)
2007                       187      $1.06  to  $1.05           $198        0.66%      1.15%  to 1.25%   25.41%      to   25.29%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2011                     2,202      $1.11  to  $1.05         $2,481        0.12%      1.00%  to 2.20%   (1.03%)     to   (2.21%)
2010                     2,741      $1.12  to  $1.07         $3,114        0.03%      1.00%  to 2.20%   22.63%      to   21.17%
2009                     3,566      $0.91  to  $0.88         $3,296        0.20%      1.00%  to 2.20%   26.69%      to   25.18%
2008                     3,980      $0.72  to  $0.71         $2,929        0.52%      1.00%  to 2.20%  (47.83%)     to  (48.46%)
2007                     4,959      $1.38  to  $1.37         $7,008        0.38%      1.00%  to 2.20%   25.39%      to   23.89%
------------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL
2011                     1,222      $1.40  to  $1.34         $1,660        5.26%      1.00%  to 1.35%    2.90%      to    2.53%
2010                     2,049      $1.36  to  $1.31         $2,706        7.51%      1.00%  to 1.35%   12.66%      to   12.26%
2009                     2,315      $1.21  to  $1.17         $2,731        8.17%      1.00%  to 1.35%   42.35%      to   41.85%
2008                     2,896      $0.85  to  $0.82         $2,417        7.70%      1.00%  to 1.35%  (25.81%)     to  (26.07%)
2007                     3,798      $1.14  to  $1.11         $4,279        8.21%      1.00%  to 1.35%    1.63%      to    1.27%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    429

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL 2
2011                       510      $1.71  to  $1.68           $853        6.10%      1.20%  to 1.80%    2.48%      to    1.87%
2010                       629      $1.67  to  $1.65         $1,028        7.49%      1.20%  to 1.80%   12.32%      to   11.65%
2009                       748      $1.49  to  $1.48         $1,090        7.19%      1.20%  to 1.80%   41.75%      to   40.92%
2008                     1,011      $1.05  to  $1.05         $1,042        6.73%      1.20%  to 1.80%  (26.04%)     to  (26.48%)
2007                     1,581      $1.42  to  $1.43         $2,210        7.40%      1.20%  to 1.80%    1.31%      to    0.71%
------------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2011                    31,423      $1.12  to  $1.09        $40,830        2.70%      1.00%  to 2.25%    5.97%      to    4.66%
2010                    39,955      $1.06  to  $1.04        $49,309        1.49%      1.00%  to 2.25%    6.48%      to    5.15%
                        201,9-
2009                        37      $0.99  to  $0.99       $235,281        8.45%      1.00%  to 2.25%   (1.12%)(7)  to   (1.23%)(7)
                        181,6-
2008                        70      $1.02  to  $1.00       $186,243        3.86%      1.05%  to 2.20%   (4.47%)     to   (5.56%)
                        187,6-
2007                        23      $1.07  to  $1.06       $202,610        2.39%      1.05%  to 2.20%    2.99%      to    1.81%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2011                     3,914      $2.44  to  $2.16         $9,801        0.13%      1.00%  to 1.60%  (11.60%)     to  (12.13%)
2010                     5,421      $2.76  to  $2.46        $15,321        0.24%      1.00%  to 1.60%   27.42%      to   26.66%
2009                     7,006      $2.16  to  $1.94        $15,585        0.55%      1.00%  to 1.60%   38.62%      to   37.79%
2008                     9,170      $1.56  to  $1.41        $14,784        0.34%      1.00%  to 1.60%  (40.11%)     to  (40.47%)
2007                    12,971      $2.61  to  $2.36        $35,213        0.71%      1.00%  to 1.60%   14.33%      to   13.64%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2011                    17,912      $1.98  to  $1.11        $34,692        0.02%      1.00%  to 2.25%  (11.74%)     to  (12.84%)
2010                    22,356      $2.24  to  $1.28        $49,563        0.07%      1.00%  to 2.25%   27.29%      to   25.70%
2009                    79,692      $1.76  to  $1.02       $129,650        0.42%      1.00%  to 2.25%   38.36%      to    1.44%(7)
                        107,9-
2008                        21      $1.27  to  $1.02       $127,460        0.26%      1.00%  to 2.20%  (40.21%)     to  (40.92%)
2007                    76,055      $2.13  to  $1.73       $155,334        0.49%      1.00%  to 2.20%   14.18%      to   12.81%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2011                       625      $0.94  to  $0.74           $526        1.26%      1.40%  to 1.60%  (18.38%)     to  (18.54%)
2010                       708      $1.15  to  $0.91           $728        1.20%      1.40%  to 1.60%   11.42%      to   11.20%
2009                       867      $1.03  to  $0.82           $761        1.62%      1.40%  to 1.60%   24.68%      to   24.43%
2008                     1,856      $0.83  to  $0.66         $1,273        2.27%      1.40%  to 1.60%  (44.65%)     to  (44.76%)
2007                     2,253      $1.49  to  $1.19         $2,820        3.19%      1.40%  to 1.60%   15.57%      to   15.34%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2011                    13,331      $1.21  to  $0.90        $15,891        1.14%      1.00%  to 2.25%  (18.16%)     to  (19.18%)
2010                    14,629      $1.47  to  $1.12        $21,355        0.98%      1.00%  to 2.25%   11.71%      to   10.33%
2009                    22,843      $1.32  to  $1.01        $29,145        1.89%      1.00%  to 2.25%   24.96%      to    1.47%(7)
2008                    24,644      $1.06  to  $0.92        $25,327        2.60%      1.00%  to 2.20%  (44.52%)     to  (45.18%)
2007                    23,508      $1.90  to  $1.68        $44,136        2.82%      1.00%  to 2.20%   15.88%      to   14.49%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2011                     2,509      $1.30  to  $0.97         $4,049        7.72%      1.00%  to 2.20%   (6.59%)     to   (7.71%)
2010                     2,988      $1.39  to  $1.06         $5,147        2.64%      1.00%  to 2.20%   19.77%      to   18.34%
2009                     4,996      $1.16  to  $0.89         $6,794       14.22%      1.00%  to 2.20%   17.90%      to   16.50%
2008                     6,199      $0.98  to  $0.77         $7,105        1.08%      1.00%  to 2.20%  (42.97%)     to  (43.65%)
2007                     8,046      $1.72  to  $1.36        $16,392        2.13%      1.00%  to 2.20%  (21.65%)     to  (22.59%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2011                    11,781      $1.18  to  $1.15        $19,254        5.77%      1.00%  to 2.25%    1.37%      to    0.10%
2010                    14,058      $1.16  to  $1.14        $22,914        6.68%      1.00%  to 2.25%   11.56%      to   10.16%
2009                    15,924      $1.04  to  $1.04        $23,670        8.05%      1.00%  to 2.25%    3.66%(7)   to    3.55%(7)
2008                    18,729      $0.79  to  $0.90        $20,865        5.48%      1.05%  to 2.20%  (30.39%)     to  (31.20%)
2007                    23,205      $1.14  to  $1.30        $37,538        3.38%      1.05%  to 2.20%    2.67%      to    1.49%
------------------------------------------------------------------------------------------------------------------------------



 430    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2011                       636      $1.09  to  $1.20           $793        1.49%      1.05%  to 2.20%    4.89%      to    3.70%
2010                       727      $1.03  to  $1.16           $866        1.64%      1.05%  to 2.20%   19.39%      to   18.02%
2009                       746      $0.87  to  $0.98           $749        1.49%      1.05%  to 2.20%   16.12%      to   14.80%
2008                     1,111      $0.75  to  $0.86           $964        1.85%      1.05%  to 2.20%  (27.86%)     to  (28.69%)
2007                     1,164      $1.03  to  $1.20         $1,412        2.47%      1.05%  to 2.20%   (3.71%)     to   (4.82%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2011                     2,821      $1.58  to  $1.93         $4,870        0.69%      1.00%  to 1.85%   (4.72%)     to   (5.52%)
2010                     3,828      $1.66  to  $2.05         $6,954        0.76%      1.00%  to 1.85%   26.95%      to   25.87%
2009                     4,825      $1.31  to  $1.63         $6,963        1.71%      1.00%  to 1.85%   27.87%      to   26.79%
2008                     5,913      $1.02  to  $1.28         $6,703        1.16%      1.00%  to 1.85%  (33.68%)     to  (34.25%)
2007                     7,074      $1.54  to  $1.95        $11,951        0.64%      1.00%  to 1.85%   (3.36%)     to   (4.18%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2011                    10,483      $0.95  to  $1.17         $8,944           --      1.00%  to 2.20%   (5.77%)     to   (6.90%)
2010                    13,912      $1.00  to  $1.26        $12,648           --      1.00%  to 2.20%   26.35%      to   24.85%
2009                    16,697      $0.79  to  $1.01        $12,245           --      1.00%  to 2.20%   42.15%      to   40.45%
2008                    20,487      $0.56  to  $0.72        $10,708           --      1.00%  to 2.20%  (43.07%)     to  (43.75%)
2007                    25,432      $0.98  to  $1.27        $23,347           --      1.00%  to 2.20%   10.13%      to    8.80%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2011                    30,382      $1.54  to  $1.10        $45,805        2.23%      1.00%  to 2.20%   (2.02%)     to   (3.19%)
2010                    40,353      $1.57  to  $1.14        $62,322        1.53%      1.00%  to 2.20%   10.09%      to    8.77%
2009                    51,247      $1.43  to  $1.05        $72,174        1.89%      1.00%  to 2.20%   24.79%      to   23.31%
2008                    62,660      $1.14  to  $0.85        $70,942        2.87%      1.00%  to 2.20%  (37.74%)     to  (38.48%)
2007                    84,105      $1.84  to  $1.38       $153,569        1.68%      1.00%  to 2.20%    2.44%      to    1.22%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 2
2011                       280      $2.32  to  $2.23           $632        0.98%      1.00%  to 1.35%  (16.69%)     to  (16.98%)
2010                       452      $2.79  to  $2.69         $1,229        1.69%      1.00%  to 1.35%   16.41%      to   16.01%
2009                       538      $2.40  to  $2.32         $1,262        4.54%      1.00%  to 1.35%   70.88%      to   70.28%
2008                       661      $1.40  to  $1.36           $927        2.86%      1.00%  to 1.35%  (53.18%)     to  (53.34%)
2007                       954      $2.99  to  $2.92         $2,855        2.21%      1.00%  to 1.35%   27.50%      to   27.05%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2011                     7,749      $1.20  to  $1.67         $9,957        1.72%      1.00%  to 1.85%  (11.52%)     to  (12.27%)
2010                    10,647      $1.35  to  $1.90        $15,406        1.88%      1.00%  to 1.85%    7.33%      to    6.42%
2009                    13,232      $1.26  to  $1.79        $17,729        3.63%      1.00%  to 1.85%   35.68%      to   34.53%
2008                    17,025      $0.93  to  $1.33        $16,811        2.42%      1.00%  to 1.85%  (40.97%)     to  (41.47%)
2007                    20,887      $1.57  to  $2.27        $35,247        1.98%      1.00%  to 1.85%   14.30%      to   13.33%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2011                    20,972      $1.12  to  $1.09        $37,437        5.71%      1.00%  to 2.25%   (1.85%)     to   (3.07%)
2010                    25,847      $1.14  to  $1.12        $47,317        0.58%      1.00%  to 2.25%   13.31%      to   11.90%
                        149,2-
2009                        78      $1.01  to  $1.00       $237,224       14.66%      1.00%  to 2.25%    0.79%(7)   to    0.68%(7)
                        140,0-
2008                        67      $1.21  to  $1.36       $191,200        3.73%      1.05%  to 2.20%    5.10%      to    3.89%
                        157,7-
2007                        88      $1.15  to  $1.31       $207,049        2.81%      1.05%  to 2.20%    9.84%      to    8.58%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2011                     2,964      $1.00  to  $0.98         $2,867        1.36%      1.00%  to 2.25%   (7.90%)     to   (9.04%)
2010                     3,287      $1.09  to  $1.07         $3,471        1.39%      1.00%  to 2.25%    6.32%      to    5.00%
2009                     3,685      $1.02  to  $1.02         $3,685        3.19%      1.00%  to 2.25%    3.09%(7)   to    2.98%(7)
2008                     3,541      $0.64  to  $0.80         $2,776        1.78%      1.05%  to 2.20%  (42.93%)     to  (43.59%)
2007                     3,887      $1.12  to  $1.42         $5,432        1.36%      1.05%  to 2.20%    1.27%      to    0.11%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    431

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2011                    20,851      $1.21  to  $1.18        $37,699        0.73%      1.00%  to 2.25%   (7.31%)     to   (8.46%)
2010                    25,032      $1.30  to  $1.29        $49,215        0.43%      1.00%  to 2.25%   23.76%      to   22.23%
2009                    72,480      $1.05  to  $1.05       $113,332        1.73%      1.00%  to 2.25%    4.55%(7)   to    4.44%(7)
2008                    85,198      $0.69  to  $0.93       $101,943        1.09%      1.05%  to 2.20%  (37.71%)     to  (38.42%)
2007                    84,709      $1.10  to  $1.51       $165,284        0.83%      1.05%  to 2.20%    2.12%      to    0.95%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC GRO, INST
2011                       381      $0.90  to  $0.79           $307        0.43%      1.40%  to 1.60%   (3.97%)     to   (4.16%)
2010                       467      $0.93  to  $0.83           $396        0.38%      1.40%  to 1.60%    9.20%      to    8.98%
2009                       691      $0.86  to  $0.76           $533        0.52%      1.40%  to 1.60%   45.69%      to   45.40%
2008                       590      $0.59  to  $0.52           $315        0.11%      1.40%  to 1.60%  (42.57%)     to  (42.68%)
2007                       879      $1.02  to  $0.91           $821        0.16%      1.40%  to 1.60%    8.59%      to    8.37%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC INTL EQ, INST
2011                       171      $0.89  to  $0.68           $118        2.87%      1.40%  to 1.60%  (16.23%)     to  (16.40%)
2010                       247      $1.06  to  $0.81           $210        1.48%      1.40%  to 1.60%    8.83%      to    8.61%
2009                       299      $0.97  to  $0.75           $233        1.76%      1.40%  to 1.60%   26.90%      to   26.64%
2008                       389      $0.77  to  $0.59           $244        2.86%      1.40%  to 1.60%  (46.71%)     to  (46.82%)
2007                       527      $1.44  to  $1.11           $616        1.09%      1.40%  to 1.60%    6.38%      to    6.16%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2011                     3,149      $1.17  to  $1.14         $2,693        1.60%      1.00%  to 2.25%    3.01%      to    1.74%
2010                     3,948      $1.14  to  $1.12         $3,300        1.31%      1.00%  to 2.25%   11.72%      to   10.34%
2009                     5,282      $1.02  to  $1.02         $3,976        1.84%      1.00%  to 2.25%    1.70%(7)   to    1.59%(7)
2008                     7,116      $0.59  to  $0.58         $4,500        1.44%      1.05%  to 2.20%  (37.66%)     to  (38.36%)
2007                     9,161      $0.94  to  $0.93         $9,424        1.00%      1.05%  to 2.20%   (6.03%)(4)  to   (6.75%)(4)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI VAL OPP, SER II
2011                    19,539      $0.91  to  $0.81        $18,392        0.60%      1.00%  to 2.20%   (4.35%)     to   (5.49%)
2010                    24,076      $0.95  to  $0.86        $23,784        0.35%      1.00%  to 2.20%    5.88%      to    4.62%
2009                    27,607      $0.90  to  $0.82        $25,899        1.17%      1.00%  to 2.20%   46.27%      to   44.53%
2008                    32,005      $0.61  to  $0.57        $20,639        0.53%      1.00%  to 2.20%  (52.38%)     to  (52.95%)
2007                    30,365      $1.29  to  $1.21        $41,494        0.33%      1.00%  to 2.20%    0.35%      to   (0.85%)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2011                     6,904      $0.62  to  $1.17         $4,078        0.15%      1.00%  to 1.80%   (8.82%)     to   (9.55%)
2010                     8,859      $0.68  to  $1.29         $5,716        0.73%      1.00%  to 1.80%   14.34%      to   13.44%
2009                    10,987      $0.60  to  $1.14         $6,340        0.61%      1.00%  to 1.80%   19.87%      to   18.92%
2008                    13,207      $0.50  to  $0.96         $6,419           --      1.00%  to 1.80%  (43.07%)     to  (43.52%)
2007                    17,511      $0.88  to  $1.69        $14,982           --      1.00%  to 1.80%   10.89%      to   10.00%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2011                     1,177      $1.14  to  $1.05         $1,088           --      1.00%  to 2.25%   (9.03%)     to  (10.16%)
2010                     1,317      $1.26  to  $1.16         $1,365        0.14%      1.00%  to 2.25%   14.06%      to   12.65%
2009                    12,459      $1.10  to  $1.03        $11,036        0.29%      1.00%  to 2.25%   19.52%      to    3.21%(7)
2008                    12,067      $0.92  to  $0.72         $9,011           --      1.00%  to 2.20%  (43.20%)     to  (43.88%)
2007                    12,785      $1.62  to  $1.28        $16,934           --      1.00%  to 2.20%   10.62%      to    9.29%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2011                       379      $1.55  to  $1.08           $446           --      1.40%  to 1.60%   (8.45%)     to   (8.63%)
2010                       416      $1.69  to  $1.18           $543           --      1.40%  to 1.60%   17.13%      to   16.89%
2009                       542      $1.45  to  $1.01           $598           --      1.40%  to 1.60%   40.39%      to   40.11%
2008                       734      $1.03  to  $0.72           $573           --      1.40%  to 1.60%  (47.76%)     to  (47.87%)
2007                     1,084      $1.97  to  $1.39         $1,645           --      1.40%  to 1.60%    9.30%      to    9.07%
------------------------------------------------------------------------------------------------------------------------------



 432    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2011                       964      $1.24  to  $1.11         $1,250           --      1.00%  to 2.25%   (8.29%)     to   (9.43%)
2010                     1,275      $1.35  to  $1.22         $1,805           --      1.00%  to 2.25%   17.29%      to   15.84%
2009                     1,506      $1.15  to  $1.06         $1,826           --      1.00%  to 2.25%   40.58%      to    5.98%(7)
2008                     1,765      $0.82  to  $0.75         $1,546           --      1.00%  to 2.20%  (47.66%)     to  (48.28%)
2007                     1,989      $1.56  to  $1.45         $3,393           --      1.00%  to 2.20%    9.44%      to    8.13%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2011                     9,875      $1.09  to  $1.05        $11,473        0.93%      1.00%  to 1.80%   (1.06%)     to   (1.84%)
2010                    12,431      $1.11  to  $1.07        $14,588        0.94%      1.00%  to 1.80%    8.47%      to    7.60%
2009                    14,864      $1.02  to  $0.99        $16,093        1.75%      1.00%  to 1.80%   27.02%      to   26.01%
2008                    18,619      $0.80  to  $0.79        $15,915        1.89%      1.00%  to 1.80%  (30.84%)     to  (31.39%)
2007                    25,151      $1.16  to  $1.15        $31,183        1.02%      1.00%  to 1.80%    7.04%      to    6.18%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
2011                       153      $1.08  to  $1.03           $162        0.62%      1.00%  to 1.85%   (1.28%)     to   (2.12%)
2010                       223      $1.09  to  $1.05           $240        0.76%      1.00%  to 1.85%    8.16%      to    7.24%
2009                       252      $1.01  to  $0.98           $253        1.46%      1.00%  to 1.85%   26.71%      to   25.63%
2008                       362      $0.80  to  $0.78           $287        1.92%      1.00%  to 1.85%  (31.02%)     to  (31.60%)
2007                       354      $1.16  to  $1.14           $407        1.07%      1.00%  to 1.85%    6.80%      to    5.89%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2011                       171      $1.12  to  $1.09           $165           --      1.00%  to 2.25%    2.69%      to    1.42%
2010                       224      $1.09  to  $1.07           $210           --      1.00%  to 2.25%    3.96%      to    2.66%
2009                       198      $1.04  to  $1.04           $180        0.14%      1.00%  to 2.25%    3.49%(7)   to    3.38%(7)
2008                       141      $0.73  to  $0.71           $102           --      1.05%  to 2.20%  (29.54%)     to  (30.34%)
2007                        29      $1.03  to  $1.02            $31           --      1.05%  to 2.20%    3.06%(4)   to    2.28%(4)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
2011                       595      $1.68  to  $1.68           $998        1.58%      1.40%  to 1.40%   (8.04%)     to   (8.04%)
2010                       675      $1.82  to  $1.82         $1,231        2.24%      1.40%  to 1.40%   11.30%      to   11.30%
2009                       773      $1.64  to  $1.64         $1,266        1.50%      1.40%  to 1.40%   33.36%      to   33.36%
2008                       836      $1.23  to  $1.23         $1,027        0.50%      1.40%  to 1.40%  (41.21%)     to  (41.21%)
2007                     1,067      $2.09  to  $2.09         $2,229        0.37%      1.40%  to 1.40%   13.12%      to   13.12%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2011                     5,269      $1.05  to  $1.03         $4,309        1.19%      1.00%  to 2.25%   (7.92%)     to   (9.06%)
2010                     6,060      $1.14  to  $1.13         $5,427        0.13%      1.00%  to 2.25%   11.49%      to   10.10%
                        260,6-
2009                        49      $1.03  to  $1.03       $210,889        1.92%      1.00%  to 2.25%    2.38%(7)   to    2.27%(7)
                        108,3-
2008                        08      $0.61  to  $0.60        $65,963        0.62%      1.05%  to 2.20%  (41.17%)     to  (41.84%)
2007                    61,258      $1.05  to  $1.04        $63,779        0.89%      1.05%  to 2.20%    4.47%(4)   to    3.67%(4)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
2011                     2,764      $1.07  to  $1.18         $3,390        0.08%      1.05%  to 2.20%   (7.48%)     to   (8.53%)
2010                     3,293      $1.15  to  $1.29         $4,392        0.33%      1.05%  to 2.20%   12.58%      to   11.31%
2009                     3,783      $1.02  to  $1.16         $4,507        1.05%      1.05%  to 2.20%   28.50%      to   27.02%
2008                     4,201      $0.80  to  $0.91         $3,920        1.20%      1.05%  to 2.20%  (29.43%)     to  (30.24%)
2007                     5,197      $1.13  to  $1.31         $6,915        0.05%      1.05%  to 2.20%    8.14%      to    6.89%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2011                    82,436      $1.52  to  $1.10       $105,831        1.37%      1.00%  to 2.25%   (3.08%)     to   (4.28%)
                        101,0-
2010                        88      $1.57  to  $1.15       $134,607        0.18%      1.00%  to 2.25%   14.54%      to   13.12%
                        194,0-
2009                        53      $1.37  to  $1.02       $223,145        4.51%      1.00%  to 2.25%   27.13%      to    1.76%(7)
                        230,5-
2008                        06      $1.08  to  $0.78       $209,476        2.18%      1.00%  to 2.20%  (36.44%)     to  (37.20%)
                        205,5-
2007                        70      $1.69  to  $1.24       $297,558        1.62%      1.00%  to 2.20%   (3.30%)     to   (4.47%)
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    433

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VANK VI GRO & INC, SER II
2011                     1,162      $1.54  to  $1.52         $1,723        0.91%      1.00%  to 1.85%   (3.23%)     to   (4.05%)
2010                     1,903      $1.59  to  $1.59         $2,933        0.11%      1.00%  to 1.85%   11.08%      to   10.14%
2009                     2,424      $1.44  to  $1.44         $3,382        3.62%      1.00%  to 1.85%   22.87%      to   21.83%
2008                     2,648      $1.17  to  $1.18         $3,023        2.07%      1.00%  to 1.85%  (32.89%)     to  (33.46%)
2007                     3,827      $1.74  to  $1.78         $6,521        1.36%      1.00%  to 1.85%    1.50%      to    0.63%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2011                     1,023      $2.38  to  $2.38         $2,430        2.36%      1.40%  to 1.40%    0.23%      to    0.23%
2010                     1,253      $2.37  to  $2.37         $2,970        2.78%      1.40%  to 1.40%    6.88%      to    6.88%
2009                     1,456      $2.22  to  $2.22         $3,230        2.95%      1.40%  to 1.40%   24.14%      to   24.14%
2008                     1,819      $1.79  to  $1.79         $3,250        2.52%      1.40%  to 1.40%  (17.01%)     to  (17.01%)
2007                     2,498      $2.15  to  $2.15         $5,378        2.35%      1.40%  to 1.40%    8.99%      to    8.99%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2011                     1,173      $0.73  to  $0.53           $706           --      1.15%  to 1.60%   (2.77%)     to   (3.21%)
2010                     1,628      $0.75  to  $0.55           $996           --      1.15%  to 1.60%   24.09%      to   23.53%
2009                     1,877      $0.61  to  $0.45           $928           --      1.15%  to 1.60%   42.79%      to   42.15%
2008                     2,527      $0.43  to  $0.31           $870        0.06%      1.15%  to 1.60%  (44.50%)     to  (44.75%)
2007                     3,234      $0.77  to  $0.57         $2,056        0.07%      1.15%  to 1.60%   20.34%      to   19.80%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2011                       475      $0.51  to  $0.45           $223           --      1.15%  to 1.60%   (9.70%)     to  (10.10%)
2010                       631      $0.56  to  $0.51           $328           --      1.15%  to 1.60%   22.98%      to   22.42%
2009                       726      $0.46  to  $0.41           $307           --      1.15%  to 1.60%   55.10%      to   54.41%
2008                       802      $0.30  to  $0.27           $219        0.08%      1.15%  to 1.60%  (44.61%)     to  (44.86%)
2007                     1,050      $0.53  to  $0.49           $518        0.27%      1.15%  to 1.60%   20.30%      to   19.76%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2011                     8,769      $1.10  to  $1.07         $6,876        0.43%      1.00%  to 2.25%   (6.48%)     to   (7.64%)
2010                    10,722      $1.17  to  $1.16         $8,979        0.03%      1.00%  to 2.25%   13.12%      to   11.72%
                        293,2-
2009                        86      $1.04  to  $1.04       $234,923        0.38%      1.00%  to 2.25%    3.54%(7)   to    3.43%(7)
                        245,8-
2008                        28      $0.63  to  $0.62       $146,734        0.63%      1.05%  to 2.20%  (40.50%)     to  (41.18%)
                        174,8-
2007                        01      $1.06  to  $1.05       $175,179        0.66%      1.05%  to 2.20%    5.92%(4)   to    5.11%(4)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2011                     1,766      $1.11  to  $0.99         $1,800        0.37%      1.40%  to 1.60%  (33.28%)     to  (33.41%)
2010                     2,276      $1.66  to  $1.49         $3,477        0.52%      1.40%  to 1.60%   23.28%      to   23.04%
2009                     2,693      $1.35  to  $1.21         $3,339        0.41%      1.40%  to 1.60%   76.58%      to   76.23%
2008                     3,518      $0.76  to  $0.69         $2,478        1.11%      1.40%  to 1.60%  (52.89%)     to  (52.99%)
2007                     3,917      $1.62  to  $1.46         $5,905        0.44%      1.40%  to 1.60%   26.23%      to   25.98%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2011                       644      $1.18  to  $1.18           $761        0.57%      1.40%  to 1.40%  (14.94%)     to  (14.94%)
2010                       732      $1.39  to  $1.39         $1,016        0.61%      1.40%  to 1.40%   14.23%      to   14.23%
2009                       841      $1.22  to  $1.22         $1,023        1.42%      1.40%  to 1.40%   35.79%      to   35.79%
2008                       962      $0.90  to  $0.90           $866        1.14%      1.40%  to 1.40%  (45.43%)     to  (45.43%)
2007                     1,308      $1.64  to  $1.64         $2,156        0.70%      1.40%  to 1.40%    8.10%      to    8.10%
------------------------------------------------------------------------------------------------------------------------------

JPM INS TRUST U.S. EQ, CL 1
2011                       321      $1.44  to  $1.43           $460        1.21%      1.40%  to 1.60%   (3.23%)     to   (3.42%)
2010                       345      $1.48  to  $1.48           $512        0.95%      1.40%  to 1.60%   12.00%      to   11.77%
2009                       459      $1.33  to  $1.32           $608           --      1.40%  to 1.60%   32.54%(6)   to   32.35%(6)
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------



 434    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2011                       108      $0.93  to  $0.90            $99        2.03%      1.40%  to 1.60%   (8.56%)     to   (8.74%)
2010                       104      $1.02  to  $0.99           $104        1.15%      1.40%  to 1.60%    5.24%      to    5.03%
2009                       171      $0.97  to  $0.94           $163        2.16%      1.40%  to 1.60%   19.77%      to   19.53%
2008                       335      $0.81  to  $0.79           $266        0.98%      1.40%  to 1.60%  (37.89%)     to  (38.02%)
2007                       542      $1.30  to  $1.27           $696        2.40%      1.40%  to 1.60%    9.24%      to    9.02%
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE U.S. STRATEGIC, SERV
2011                       160      $1.04  to  $1.10           $173        0.98%      1.40%  to 1.60%    0.54%      to    0.34%
2010                       184      $1.04  to  $1.10           $198        0.70%      1.40%  to 1.60%   11.28%      to   11.05%
2009                       192      $0.93  to  $0.99           $186        0.87%      1.40%  to 1.60%   25.08%      to   24.83%
2008                       213      $0.74  to  $0.79           $165        0.66%      1.40%  to 1.60%  (36.19%)     to  (36.31%)
2007                       381      $1.17  to  $1.25           $463        1.12%      1.40%  to 1.60%   (2.34%)     to   (2.54%)
------------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2011                       219      $1.33  to  $1.30           $228           --      1.00%  to 2.25%    0.38%      to   (0.87%)
2010                       176      $1.33  to  $1.31           $184           --      1.00%  to 2.25%   23.94%      to   22.40%
2009                       188      $1.07  to  $1.07           $160           --      1.00%  to 2.25%    7.21%(7)   to    7.09%(7)
2008                        39      $0.61  to  $0.59            $24           --      1.05%  to 2.20%  (41.33%)     to  (42.00%)
2007                        23      $1.03  to  $1.03            $25           --      1.05%  to 2.20%    3.26%(4)   to    2.46%(4)
------------------------------------------------------------------------------------------------------------------------------

LVIP BARON GRO OPP, SERV CL
2011                       406      $2.11  to  $1.73           $773           --      1.40%  to 1.60%    2.58%      to    2.38%
2010                       448      $2.05  to  $1.69           $828           --      1.40%  to 1.60%   24.63%      to   24.38%
2009                       766      $1.65  to  $1.36         $1,101           --      1.40%  to 1.60%   36.40%      to   36.13%
2008                       888      $1.21  to  $1.00           $934           --      1.40%  to 1.60%  (39.98%)     to  (40.10%)
2007                     1,284      $2.01  to  $1.67         $2,241           --      1.40%  to 1.60%    1.96%      to    1.76%
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2011                     2,037      $0.76  to  $1.12         $1,686        0.25%      1.00%  to 2.20%   (0.63%)     to   (1.80%)
2010                     2,592      $0.76  to  $1.14         $2,148        0.30%      1.00%  to 2.20%   11.04%      to    9.71%
2009                     3,639      $0.68  to  $1.04         $2,690        0.45%      1.00%  to 2.20%   37.71%      to   36.08%
2008                     4,743      $0.50  to  $0.77         $2,549        0.30%      1.00%  to 2.20%  (37.61%)     to  (38.35%)
2007                     5,740      $0.80  to  $1.24         $4,916        0.08%      1.00%  to 2.20%    9.92%      to    8.60%
------------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, INIT CL
2011                     2,005      $1.02  to  $1.49         $1,963        0.90%      1.15%  to 1.80%   (3.30%)     to   (3.93%)
2010                     2,535      $1.05  to  $1.55         $2,569        1.25%      1.15%  to 1.80%    9.83%      to    9.11%
2009                     3,227      $0.96  to  $1.42         $2,990        1.70%      1.15%  to 1.80%   25.44%      to   24.63%
2008                     4,021      $0.77  to  $1.14         $2,984        0.85%      1.15%  to 1.80%  (33.84%)     to  (34.28%)
2007                     4,718      $1.16  to  $1.73         $5,305        0.86%      1.15%  to 1.80%    9.04%      to    8.33%
------------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, SERV CL
2011                       420      $0.95  to  $1.11           $422        0.76%      1.15%  to 1.80%   (3.53%)     to   (4.16%)
2010                       434      $0.98  to  $1.16           $453        1.07%      1.15%  to 1.80%    9.61%      to    8.90%
2009                       500      $0.90  to  $1.06           $472        1.24%      1.15%  to 1.80%   25.11%      to   24.30%
2008                       687      $0.72  to  $0.85           $526        0.52%      1.15%  to 1.80%  (34.02%)     to  (34.45%)
2007                       920      $1.08  to  $1.30         $1,072        0.58%      1.15%  to 1.80%    8.77%      to    8.06%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, INIT CL
2011                       858      $1.67  to  $1.01         $1,120           --      1.15%  to 1.60%  (11.29%)     to  (11.69%)
2010                     1,047      $1.88  to  $1.14         $1,532           --      1.15%  to 1.60%   34.78%      to   34.18%
2009                     1,168      $1.40  to  $0.85         $1,287           --      1.15%  to 1.60%   61.32%      to   60.59%
2008                     1,357      $0.86  to  $0.53           $928           --      1.15%  to 1.60%  (40.02%)     to  (40.29%)
2007                     1,688      $1.44  to  $0.89         $1,915           --      1.15%  to 1.60%    1.34%      to    0.88%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    435

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2011                     1,783      $1.20  to  $1.30         $2,221           --      1.00%  to 2.20%  (11.38%)     to  (12.44%)
2010                     2,658      $1.36  to  $1.48         $3,732           --      1.00%  to 2.20%   34.59%      to   32.99%
2009                     3,523      $1.01  to  $1.11         $3,657           --      1.00%  to 2.20%   61.30%      to   59.38%
2008                     3,949      $0.63  to  $0.70         $2,529           --      1.00%  to 2.20%  (40.12%)     to  (40.85%)
2007                     4,591      $1.05  to  $1.18         $4,922           --      1.00%  to 2.20%    1.23%      to    0.02%
------------------------------------------------------------------------------------------------------------------------------

MFS RESEARCH, INIT CL
2011                     1,319      $1.04  to  $0.88         $1,215        0.82%      1.40%  to 1.60%   (1.83%)     to   (2.03%)
2010                     1,539      $1.06  to  $0.90         $1,447        0.92%      1.40%  to 1.60%   14.29%      to   14.06%
2009                     1,751      $0.93  to  $0.79         $1,444        1.48%      1.40%  to 1.60%   28.73%      to   28.47%
2008                     2,026      $0.72  to  $0.62         $1,307        0.55%      1.40%  to 1.60%  (36.98%)     to  (37.10%)
2007                     2,286      $1.14  to  $0.98         $2,346        0.70%      1.40%  to 1.60%   11.62%      to   11.40%
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, INIT CL
2011                       135      $1.53  to  $1.51           $205        2.51%      1.15%  to 1.25%    0.61%      to    0.51%
2010                       142      $1.52  to  $1.51           $214        2.65%      1.15%  to 1.25%    8.67%      to    8.56%
2009                       133      $1.40  to  $1.39           $186        4.28%      1.15%  to 1.25%   16.68%      to   16.56%
2008                       318      $1.20  to  $1.19           $379        2.87%      1.15%  to 1.25%  (23.02%)     to  (23.10%)
2007                       294      $1.56  to  $1.55           $456        1.92%      1.15%  to 1.25%    3.02%      to    2.91%
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2011                    21,349      $1.48  to  $1.07        $29,665        2.28%      1.00%  to 2.25%    0.58%      to   (0.67%)
2010                    28,781      $1.47  to  $1.08        $39,856        2.67%      1.00%  to 2.25%    8.54%      to    7.19%
2009                    36,996      $1.35  to  $1.01        $47,506        3.71%      1.00%  to 2.25%   16.55%      to    0.39%(7)
2008                    46,241      $1.16  to  $0.92        $51,120        3.03%      1.00%  to 2.20%  (23.09%)     to  (24.02%)
2007                    59,963      $1.51  to  $1.21        $86,301        2.34%      1.00%  to 2.20%    2.90%      to    1.67%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, INIT CL
2011                     3,351      $2.18  to  $2.96         $6,045        3.13%      1.15%  to 1.80%    5.57%      to    4.89%
2010                     4,019      $2.06  to  $2.83         $6,872        3.28%      1.15%  to 1.80%   12.51%      to   11.78%
2009                     4,963      $1.83  to  $2.53         $7,490        5.21%      1.15%  to 1.80%   31.69%      to   30.85%
2008                     6,567      $1.39  to  $1.93         $7,513        1.57%      1.15%  to 1.80%  (38.38%)     to  (38.78%)
2007                     8,128      $2.26  to  $3.16        $15,074        0.97%      1.15%  to 1.80%   26.43%      to   25.60%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2011                     1,251      $2.74  to  $1.22         $3,004        2.86%      1.00%  to 2.25%    5.45%      to    4.14%
2010                     1,677      $2.60  to  $1.17         $3,877        3.12%      1.00%  to 2.25%   12.38%      to   10.99%
2009                     2,019      $2.31  to  $1.05         $4,166        4.67%      1.00%  to 2.25%   31.55%      to    4.76%(7)
2008                     2,168      $1.76  to  $1.37         $3,438        1.33%      1.00%  to 2.20%  (38.43%)     to  (39.16%)
2007                     2,738      $2.85  to  $2.25         $7,068        0.75%      1.00%  to 2.20%   26.28%      to   24.77%
------------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2011                     1,451      $1.11  to  $1.08         $1,002        3.21%      1.00%  to 2.25%  (11.05%)     to  (12.15%)
2010                     1,821      $1.25  to  $1.23         $1,416        3.22%      1.00%  to 2.25%   21.10%      to   19.60%
2009                    59,812      $1.03  to  $1.03        $38,631        0.02%      1.00%  to 2.25%    2.30%(7)   to    2.19%(7)
2008                    79,804      $0.47  to  $0.46        $37,021        2.59%      1.05%  to 2.20%  (44.93%)     to  (45.56%)
2007                    32,609      $0.85  to  $0.84        $27,624        0.27%      1.05%  to 2.20%  (14.49%)(4)  to  (15.15%)(4)
------------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2011                       195      $1.24  to  $1.21           $212        0.21%      1.00%  to 2.25%   (8.10%)     to   (9.24%)
2010                       172      $1.35  to  $1.33           $206           --      1.00%  to 2.25%   30.96%      to   29.33%
2009                       152      $1.03  to  $1.03           $141           --      1.00%  to 2.25%    3.80%(7)   to    3.69%(7)
2008                        88      $0.59  to  $0.58            $53        0.68%      1.05%  to 2.20%  (47.37%)     to  (47.97%)
2007                        36      $1.13  to  $1.12            $42           --      1.05%  to 2.20%   12.51%(4)   to   11.65%(4)
------------------------------------------------------------------------------------------------------------------------------



 436    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL I
2011                       378      $2.42  to  $2.45           $837        0.78%      1.00%  to 1.85%    4.87%      to    3.98%
2010                       556      $2.31  to  $2.36         $1,203        2.20%      1.00%  to 1.85%   28.67%      to   27.58%
2009                       701      $1.80  to  $1.85         $1,185        3.34%      1.00%  to 1.85%   27.08%      to   26.00%
2008                       862      $1.41  to  $1.47         $1,173        3.44%      1.00%  to 1.85%  (38.51%)     to  (39.04%)
2007                       941      $2.30  to  $2.41         $2,100        1.10%      1.00%  to 1.85%  (17.90%)     to  (18.60%)
------------------------------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL II
2011                     1,712      $1.05  to  $1.70         $2,902        0.53%      1.05%  to 2.20%    4.56%      to    3.37%
2010                     2,091      $1.01  to  $1.65         $3,437        1.88%      1.05%  to 2.20%   28.17%      to   26.71%
2009                     3,072      $0.79  to  $1.30         $4,006        3.08%      1.05%  to 2.20%   27.15%      to   25.69%
2008                     3,456      $0.62  to  $1.03         $3,576        2.76%      1.05%  to 2.20%  (38.70%)     to  (39.41%)
2007                     3,433      $1.01  to  $1.71         $5,835        0.92%      1.05%  to 2.20%  (18.14%)     to  (19.08%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2011                       629      $1.44  to  $1.44           $908        0.38%      1.40%  to 1.40%   (2.52%)     to   (2.52%)
2010                       785      $1.48  to  $1.48         $1,163        0.18%      1.40%  to 1.40%    7.90%      to    7.90%
2009                       878      $1.37  to  $1.37         $1,206        0.32%      1.40%  to 1.40%   42.51%      to   42.51%
2008                     1,062      $0.96  to  $0.96         $1,024        0.16%      1.40%  to 1.40%  (46.28%)     to  (46.28%)
2007                     1,515      $1.79  to  $1.79         $2,719        0.25%      1.40%  to 1.40%   12.55%      to   12.55%
------------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2011                    29,722      $1.08  to  $1.08        $33,088        0.12%      1.00%  to 2.25%   (2.35%)     to   (3.56%)
2010                    37,556      $1.11  to  $1.12        $43,086           --      1.00%  to 2.25%    8.06%      to    6.72%
2009                    40,933      $1.03  to  $1.05        $43,733        0.01%      1.00%  to 2.25%   42.72%      to    4.25%(7)
2008                    47,883      $0.72  to  $0.68        $36,063           --      1.00%  to 2.20%  (46.20%)     to  (46.85%)
2007                    47,465      $1.34  to  $1.27        $66,969        0.01%      1.00%  to 2.20%   12.72%      to   11.37%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA
2011                        16      $1.89  to  $1.89            $30        1.30%      1.40%  to 1.40%   (9.56%)     to   (9.56%)
2010                        17      $2.09  to  $2.09            $36        1.54%      1.40%  to 1.40%   14.35%      to   14.35%
2009                        43      $1.83  to  $1.83            $79        2.24%      1.40%  to 1.40%   37.83%      to   37.83%
2008                        63      $1.33  to  $1.33            $84        1.74%      1.40%  to 1.40%  (41.02%)     to  (41.02%)
2007                       101      $2.25  to  $2.25           $228        1.79%      1.40%  to 1.40%    4.83%      to    4.83%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2011                     4,709      $1.49  to  $1.03         $6,936        1.15%      1.00%  to 2.25%   (9.44%)     to  (10.56%)
2010                     6,490      $1.64  to  $1.16        $10,598        1.30%      1.00%  to 2.25%   14.55%      to   13.13%
2009                     8,089      $1.44  to  $1.02        $11,524        2.00%      1.00%  to 2.25%   37.97%      to    1.71%(7)
2008                     9,580      $1.04  to  $0.89         $9,965        1.32%      1.00%  to 2.20%  (40.93%)     to  (41.63%)
2007                    11,637      $1.76  to  $1.53        $20,603        1.14%      1.00%  to 2.20%    5.02%      to    3.76%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA
2011                        10      $1.86  to  $1.86            $19        3.20%      1.40%  to 1.40%   (0.54%)     to   (0.54%)
2010                        10      $1.87  to  $1.87            $19       11.42%      1.40%  to 1.40%   13.37%      to   13.37%
2009                        47      $1.65  to  $1.65            $78        0.54%      1.40%  to 1.40%   17.18%      to   17.18%
2008                       120      $1.41  to  $1.41           $169        5.58%      1.40%  to 1.40%  (15.40%)     to  (15.40%)
2007                       186      $1.66  to  $1.66           $309        4.32%      1.40%  to 1.40%    8.16%      to    8.16%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2011                    43,961      $1.69  to  $1.10        $65,552        3.08%      1.00%  to 2.25%   (0.35%)     to   (1.59%)
2010                    55,815      $1.70  to  $1.12        $84,291       16.55%      1.00%  to 2.25%   13.63%      to   12.21%
                        286,7-
2009                        15      $1.50  to  $1.00       $375,946        0.22%      1.00%  to 2.25%   17.23%      to   (0.38%)(7)
                        246,0-
2008                        18      $1.28  to  $1.00       $277,035        4.65%      1.00%  to 2.20%  (15.33%)     to  (16.35%)
                        243,6-
2007                        87      $1.51  to  $1.20       $326,586        2.63%      1.00%  to 2.20%    8.46%      to    7.16%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    437

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2011                       492      $0.38  to  $0.38           $186        9.28%      1.40%  to 1.40%   (3.69%)     to   (3.69%)
2010                       548      $0.39  to  $0.39           $215        6.39%      1.40%  to 1.40%   13.22%      to   13.22%
2009                       618      $0.35  to  $0.35           $215           --      1.40%  to 1.40%   23.58%      to   23.58%
2008                       763      $0.28  to  $0.28           $214        8.20%      1.40%  to 1.40%  (78.97%)     to  (78.97%)
2007                     1,012      $1.33  to  $1.33         $1,351        7.65%      1.40%  to 1.40%   (1.50%)     to   (1.50%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2011                     3,274      $0.39  to  $0.35         $1,241        9.16%      1.00%  to 1.85%   (3.52%)     to   (4.34%)
2010                     4,222      $0.41  to  $0.36         $1,663        5.97%      1.00%  to 1.85%   13.31%      to   12.34%
2009                     5,362      $0.36  to  $0.32         $1,872           --      1.00%  to 1.85%   24.70%      to   23.64%
2008                     4,159      $0.29  to  $0.26         $1,165        7.44%      1.00%  to 1.85%  (78.79%)     to  (78.97%)
2007                     4,203      $1.36  to  $1.24         $5,577        6.89%      1.00%  to 1.85%   (1.46%)     to   (2.30%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST VA
2011                        70      $1.01  to  $1.01            $71        0.84%      1.40%  to 1.40%   (1.40%)     to   (1.40%)
2010                        73      $1.02  to  $1.02            $74        1.38%      1.40%  to 1.40%   14.49%      to   14.49%
2009                       144      $0.89  to  $0.89           $128        1.95%      1.40%  to 1.40%   26.50%      to   26.50%
2008                       195      $0.70  to  $0.70           $138        1.62%      1.40%  to 1.40%  (39.33%)     to  (39.33%)
2007                       285      $1.16  to  $1.16           $331        1.16%      1.40%  to 1.40%    2.97%      to    2.97%
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2011                     2,749      $1.58  to  $1.21         $4,392        0.44%      1.00%  to 2.25%   (3.35%)     to   (4.55%)
2010                     3,772      $1.63  to  $1.27         $6,187        0.44%      1.00%  to 2.25%   21.83%      to   20.32%
2009                     4,770      $1.34  to  $1.06         $6,414        0.65%      1.00%  to 2.25%   35.52%      to    6.52%(7)
2008                     5,240      $0.99  to  $0.82         $5,276        0.28%      1.00%  to 2.20%  (38.62%)     to  (39.35%)
2007                     5,845      $1.61  to  $1.35         $9,703        0.16%      1.00%  to 2.20%   (2.38%)     to   (3.54%)
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2011                     5,060      $1.12  to  $1.09         $5,746        7.31%      1.00%  to 2.25%    0.91%      to   (0.33%)
2010                     6,005      $1.11  to  $1.10         $6,803        4.54%      1.00%  to 2.25%   11.88%      to   10.50%
                        145,8-
2009                        31      $0.99  to  $0.99       $148,993        6.38%      1.00%  to 2.25%   (1.40%)(7)  to   (1.50%)(7)
                        199,6-
2008                        33      $0.86  to  $0.85       $170,610        6.17%      1.05%  to 2.20%  (16.79%)     to  (17.74%)
                        166,0-
2007                        71      $1.04  to  $1.03       $171,531       11.89%      1.05%  to 2.20%    3.70%(4)   to    2.91%(4)
------------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2011                       509      $2.10  to  $2.10         $1,077       10.32%      1.40%  to 1.40%   (4.37%)     to   (4.37%)
2010                       600      $2.20  to  $2.20         $1,326       14.43%      1.40%  to 1.40%   11.45%      to   11.45%
2009                       688      $1.97  to  $1.97         $1,364        7.42%      1.40%  to 1.40%   52.68%      to   52.68%
2008                       832      $1.29  to  $1.29         $1,080        6.58%      1.40%  to 1.40%  (31.96%)     to  (31.96%)
2007                     1,101      $1.90  to  $1.90         $2,099        5.26%      1.40%  to 1.40%    2.74%      to    2.74%
------------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2011                       350      $1.63  to  $1.63           $571        9.92%      1.40%  to 1.40%   (4.51%)     to   (4.51%)
2010                       397      $1.71  to  $1.71           $678       15.10%      1.40%  to 1.40%   11.11%      to   11.11%
2009                       498      $1.54  to  $1.54           $765        7.32%      1.40%  to 1.40%   53.20%      to   53.20%
2008                       646      $1.00  to  $1.00           $648        6.62%      1.40%  to 1.40%  (31.78%)     to  (31.78%)
2007                       999      $1.47  to  $1.47         $1,469        5.19%      1.40%  to 1.40%    2.68%      to    2.68%
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL EQ, CL IA
2011                       322      $1.10  to  $1.10           $355        2.22%      1.40%  to 1.40%   (6.10%)     to   (6.10%)
2010                       354      $1.17  to  $1.17           $414        2.46%      1.40%  to 1.40%    8.69%      to    8.69%
2009                       384      $1.08  to  $1.08           $414        0.18%      1.40%  to 1.40%   28.35%      to   28.35%
2008                       422      $0.84  to  $0.84           $354        2.96%      1.40%  to 1.40%  (46.00%)     to  (46.00%)
2007                       572      $1.56  to  $1.56           $890        2.38%      1.40%  to 1.40%    7.84%      to    7.84%
------------------------------------------------------------------------------------------------------------------------------



 438    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2011                       840      $1.38  to  $1.08         $1,025        3.79%      1.00%  to 2.20%   (2.16%)     to   (3.33%)
2010                     1,121      $1.41  to  $1.11         $1,401        2.03%      1.00%  to 2.20%    1.45%      to    0.24%
2009                     1,447      $1.39  to  $1.11         $1,782       11.70%      1.00%  to 2.20%   24.75%      to   23.25%
2008                     1,921      $1.12  to  $0.90         $1,912           --      1.00%  to 2.20%  (17.89%)     to  (18.88%)
2007                     2,212      $1.36  to  $1.11         $2,705        0.81%      1.00%  to 2.20%   (1.59%)     to   (2.77%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2011                     1,139      $2.15  to  $2.15         $2,448        1.52%      1.40%  to 1.40%   (5.77%)     to   (5.77%)
2010                     1,270      $2.28  to  $2.28         $2,898        1.80%      1.40%  to 1.40%   13.12%      to   13.12%
2009                     1,361      $2.01  to  $2.01         $2,746        3.07%      1.40%  to 1.40%   28.35%      to   28.35%
2008                     1,504      $1.57  to  $1.57         $2,360        2.64%      1.40%  to 1.40%  (39.42%)     to  (39.42%)
2007                     1,940      $2.59  to  $2.59         $5,023        1.61%      1.40%  to 1.40%   (7.11%)     to   (7.11%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2011                     2,841      $1.02  to  $1.23         $2,985        1.34%      1.00%  to 1.85%   (5.59%)     to   (6.39%)
2010                     3,768      $1.08  to  $1.31         $4,203        1.64%      1.00%  to 1.85%   13.24%      to   12.28%
2009                     4,814      $0.96  to  $1.17         $4,751        2.87%      1.00%  to 1.85%   28.52%      to   27.43%
2008                     6,171      $0.74  to  $0.92         $4,745        2.27%      1.00%  to 1.85%  (39.31%)     to  (39.82%)
2007                     8,110      $1.22  to  $1.52        $10,311        1.33%      1.00%  to 1.85%   (6.98%)     to   (7.77%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2011                       217      $2.39  to  $2.39           $519        8.07%      1.40%  to 1.40%    0.44%      to    0.44%
2010                       245      $2.38  to  $2.38           $585        8.04%      1.40%  to 1.40%   12.95%      to   12.95%
2009                       305      $2.11  to  $2.11           $644       10.48%      1.40%  to 1.40%   48.23%      to   48.23%
2008                       394      $1.42  to  $1.42           $562        9.91%      1.40%  to 1.40%  (27.04%)     to  (27.04%)
2007                       499      $1.95  to  $1.95           $975        8.39%      1.40%  to 1.40%    1.87%      to    1.87%
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2011                       176      $1.77  to  $1.77           $312        8.06%      1.40%  to 1.40%    0.34%      to    0.34%
2010                       203      $1.76  to  $1.76           $357        7.85%      1.40%  to 1.40%   12.46%      to   12.46%
2009                       255      $1.57  to  $1.57           $399       11.22%      1.40%  to 1.40%   48.10%      to   48.10%
2008                       379      $1.06  to  $1.06           $401       10.13%      1.40%  to 1.40%  (27.10%)     to  (27.10%)
2007                       517      $1.45  to  $1.45           $751        8.11%      1.40%  to 1.40%    1.36%      to    1.36%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INC, CL IB
2011                        41      $1.71  to  $1.34            $66        8.54%      1.15%  to 1.80%    3.80%      to    3.13%
2010                        42      $1.64  to  $1.30            $64       10.48%      1.15%  to 1.80%    8.61%      to    7.91%
2009                        52      $1.51  to  $1.20            $75        6.19%      1.15%  to 1.80%   44.98%      to   44.05%
2008                        83      $1.04  to  $0.84            $80        8.58%      1.15%  to 1.80%  (24.80%)     to  (25.28%)
2007                       240      $1.39  to  $1.12           $294        4.95%      1.15%  to 1.80%    4.01%      to    3.34%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2011                    10,294      $1.08  to  $0.97         $8,574        3.49%      1.00%  to 2.20%  (17.76%)     to  (18.75%)
2010                    13,667      $1.31  to  $1.19        $13,897        3.66%      1.00%  to 2.20%    8.93%      to    7.64%
2009                    16,249      $1.20  to  $1.11        $15,487           --      1.00%  to 2.20%   23.39%      to   21.92%
2008                    18,835      $0.97  to  $0.91        $14,539        2.21%      1.00%  to 2.20%  (44.51%)     to  (45.18%)
2007                    23,406      $1.76  to  $1.66        $31,981        2.81%      1.00%  to 2.20%    7.28%      to    6.00%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL GRO, CL IB
2011                       537      $0.78  to  $0.91           $421        2.68%      1.00%  to 1.40%  (18.72%)     to  (19.04%)
2010                       865      $0.96  to  $1.13           $831        3.01%      1.00%  to 1.40%   11.09%      to   10.64%
2009                     1,257      $0.87  to  $1.02         $1,091        1.54%      1.00%  to 1.40%   36.99%      to   36.44%
2008                     1,501      $0.63  to  $0.75           $956        1.80%      1.00%  to 1.40%  (43.05%)     to  (43.28%)
2007                     2,550      $1.11  to  $1.32         $2,842        0.84%      1.00%  to 1.40%   12.08%      to   11.63%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    439

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT INTL VAL, CL IB
2011                         4      $1.03  to  $1.03             $4        2.55%      1.40%  to 1.40%  (14.98%)     to  (14.98%)
2010                         4      $1.21  to  $1.21             $5        3.27%      1.40%  to 1.40%    5.64%      to    5.64%
2009                         4      $1.15  to  $1.15             $5           --      1.40%  to 1.40%   24.44%      to   24.44%
2008                         4      $0.92  to  $0.92             $4        1.85%      1.40%  to 1.40%  (46.77%)     to  (46.77%)
2007                         4      $1.73  to  $1.73             $7        1.91%      1.40%  to 1.40%    5.51%      to    5.51%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2011                       789      $1.99  to  $1.99         $1,569        0.39%      1.40%  to 1.40%   (6.20%)     to   (6.20%)
2010                       836      $2.12  to  $2.12         $1,772        0.60%      1.40%  to 1.40%   18.21%      to   18.21%
2009                       940      $1.79  to  $1.79         $1,684        0.68%      1.40%  to 1.40%   30.64%      to   30.64%
2008                     1,071      $1.37  to  $1.37         $1,469        0.31%      1.40%  to 1.40%  (39.47%)     to  (39.47%)
2007                     1,280      $2.27  to  $2.27         $2,901        0.17%      1.40%  to 1.40%    4.54%      to    4.54%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2011                     3,293      $1.06  to  $1.05         $3,482        0.27%      1.00%  to 2.20%   (6.02%)     to   (7.14%)
2010                     4,065      $1.13  to  $1.13         $4,590           --      1.00%  to 2.20%   13.01%(10)  to   12.65%(10)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2011                       124      $1.09  to  $1.29           $138        0.81%      1.00%  to 1.85%   (2.72%)     to   (3.54%)
2010                       129      $1.13  to  $1.34           $147        1.21%      1.00%  to 1.85%   15.22%      to   14.24%
2009                       171      $0.98  to  $1.17           $167        1.27%      1.00%  to 1.85%   31.86%      to   30.75%
2008                       243      $0.74  to  $0.90           $181        0.99%      1.00%  to 1.85%  (39.16%)     to  (39.67%)
2007                       252      $1.22  to  $1.48           $309        0.39%      1.00%  to 1.85%   (0.45%)     to   (1.30%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2011                       706      $0.82  to  $1.06           $766        0.52%      1.05%  to 2.20%   (5.72%)     to   (6.80%)
2010                       835      $0.87  to  $1.14           $969        0.30%      1.05%  to 2.20%   24.67%      to   23.25%
2009                       929      $0.70  to  $0.92           $871        1.74%      1.05%  to 2.20%   30.15%      to   28.67%
2008                       996      $0.54  to  $0.72           $721        1.55%      1.05%  to 2.20%  (40.00%)     to  (40.68%)
2007                     1,187      $0.90  to  $1.21         $1,441        0.95%      1.05%  to 2.20%  (13.64%)     to  (14.63%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IA
2011                       172      $1.44  to  $1.44           $248        0.29%      1.40%  to 1.40%  (18.78%)     to  (18.78%)
2010                       186      $1.78  to  $1.78           $332        1.47%      1.40%  to 1.40%   19.39%      to   19.39%
2009                       201      $1.49  to  $1.49           $299        1.12%      1.40%  to 1.40%   62.01%      to   62.01%
2008                       219      $0.92  to  $0.92           $201        0.30%      1.40%  to 1.40%  (37.75%)     to  (37.75%)
2007                       287      $1.47  to  $1.47           $423        0.03%      1.40%  to 1.40%    4.31%      to    4.31%
------------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2011                       582      $1.36  to  $1.36           $789           --      1.40%  to 1.40%  (18.99%)     to  (18.99%)
2010                       686      $1.67  to  $1.67         $1,148        1.31%      1.40%  to 1.40%   19.12%      to   19.12%
2009                       831      $1.41  to  $1.41         $1,168        0.85%      1.40%  to 1.40%   61.62%      to   61.62%
2008                     1,004      $0.87  to  $0.87           $874           --      1.40%  to 1.40%  (37.91%)     to  (37.91%)
2007                     1,304      $1.40  to  $1.40         $1,826           --      1.40%  to 1.40%    4.04%      to    4.04%
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2011                       502      $3.18  to  $2.74         $1,416        2.24%      1.40%  to 1.60%  (13.32%)     to  (13.49%)
2010                       592      $3.67  to  $3.17         $1,935        1.77%      1.40%  to 1.60%   28.16%      to   27.90%
2009                       768      $2.86  to  $2.47         $1,945           --      1.40%  to 1.60%   55.85%      to   55.53%
2008                       959      $1.84  to  $1.59         $1,560        2.35%      1.40%  to 1.60%  (44.06%)     to  (44.17%)
2007                     1,211      $3.28  to  $2.85         $3,545        1.23%      1.40%  to 1.60%    2.52%      to    2.32%
------------------------------------------------------------------------------------------------------------------------------



 440    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

ROYCE SM-CAP, INVEST CL
2011                       399      $3.06  to  $2.89         $1,153        0.32%      1.40%  to 1.60%   (4.62%)     to   (4.82%)
2010                       475      $3.21  to  $3.03         $1,436        0.11%      1.40%  to 1.60%   18.85%      to   18.61%
2009                       583      $2.70  to  $2.56         $1,482           --      1.40%  to 1.60%   33.32%      to   33.06%
2008                       692      $2.03  to  $1.92         $1,326        0.56%      1.40%  to 1.60%  (28.19%)     to  (28.34%)
2007                       918      $2.82  to  $2.68         $2,468        0.04%      1.40%  to 1.60%   (3.50%)     to   (3.70%)
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2011                       414      $1.78  to  $1.88           $765        1.72%      1.40%  to 1.60%  (22.40%)     to  (22.56%)
2010                       503      $2.29  to  $2.43         $1,199        3.72%      1.40%  to 1.60%   12.48%      to   12.26%
2009                       688      $2.04  to  $2.16         $1,455           --      1.40%  to 1.60%   43.33%      to   43.05%
2008                       940      $1.42  to  $1.51         $1,390        0.82%      1.40%  to 1.60%  (44.44%)     to  (44.55%)
2007                     1,398      $2.56  to  $2.73         $3,723        1.99%      1.40%  to 1.60%   (6.14%)     to   (6.32%)
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2011                    30,461      $1.08  to  $1.05        $32,612           --      1.00%  to 2.25%   (4.06%)     to   (5.25%)
2010                    33,238      $1.12  to  $1.11        $37,189           --      1.00%  to 2.25%   13.30%(8)   to   12.38%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
                        319,9-
2011                        16      $1.08  to  $1.05       $341,547           --      1.00%  to 2.25%   (3.88%)     to   (5.08%)
                        370,4-
2010                        45      $1.12  to  $1.11       $413,683           --      1.00%  to 2.25%   13.30%(8)   to   12.38%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2011                    43,878      $1.07  to  $1.05        $46,461           --      1.00%  to 2.25%    2.21%      to    0.94%
2010                    27,723      $1.04  to  $1.04        $28,874           --      1.00%  to 2.25%    5.26%(8)   to    4.39%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
                        282,4-
2011                        05      $1.07  to  $1.05       $298,592           --      1.00%  to 2.25%    2.21%      to    0.94%
                        279,3-
2010                        16      $1.04  to  $1.04       $290,569           --      1.00%  to 2.25%    5.26%(8)   to    4.39%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2011                     7,187      $1.08  to  $1.05         $5,767           --      1.00%  to 2.25%   (4.46%)     to   (5.65%)
2010                     8,685      $1.13  to  $1.12         $7,356           --      1.00%  to 2.25%   10.42%      to    9.04%
                        345,5-
2009                        33      $1.03  to  $1.02       $266,940           --      1.00%  to 2.25%    2.30%(7)   to    2.19%(7)
                        192,5-
2008                        17      $0.60  to  $0.59       $115,006        0.03%      1.05%  to 2.20%  (39.22%)     to  (39.92%)
                        123,3-
2007                        36      $0.99  to  $0.98       $121,922        1.08%      1.05%  to 2.20%   (0.81%)(4)  to   (1.57%)(4)
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2011                        33      $1.19  to  $1.16            $40           --      1.00%  to 2.25%   (7.36%)     to   (8.52%)
2010                        75      $1.29  to  $1.27            $97           --      1.00%  to 2.25%   20.65%      to   19.15%
2009                        32      $1.07  to  $1.06            $35           --      1.00%  to 2.25%    5.94%(7)   to    5.82%(7)
2008                        66      $0.69  to  $0.78            $53           --      1.05%  to 2.20%  (37.35%)     to  (38.06%)
2007                        39      $1.10  to  $1.26            $52        1.04%      1.05%  to 2.20%    4.92%      to    3.71%
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    441

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2011                   298,011      $1.09  to  $1.06       $321,488           --      1.00%  to 2.25%   (0.72%)     to   (1.96%)
2010                   275,153      $1.09  to  $1.08       $300,097           --      1.00%  to 2.25%    9.50%(8)   to    8.60%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2011                 2,010,672      $1.09  to  $1.06     $2,164,278           --      1.00%  to 2.25%   (0.63%)     to   (1.87%)
2010                 2,203,472      $1.09  to  $1.08     $2,399,704           --      1.00%  to 2.25%    9.50%(8)   to    8.60%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2011                   181,044      $1.08  to  $1.06       $195,137           --      1.00%  to 2.25%   (2.40%)     to   (3.62%)
2010                   172,753      $1.11  to  $1.10       $191,490           --      1.00%  to 2.25%   11.29%(8)   to   10.38%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2011                 1,027,027      $1.09  to  $1.06     $1,105,566           --      1.00%  to 2.25%   (2.31%)     to   (3.53%)
2010                 1,197,181      $1.11  to  $1.10     $1,326,326           --      1.00%  to 2.25%   11.39%(8)   to   10.48%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2011                    79,093      $1.08  to  $1.06        $84,772           --      1.00%  to 2.25%    0.85%      to   (0.41%)
2010                    65,162      $1.07  to  $1.06        $69,520           --      1.00%  to 2.25%    7.11%(8)   to    6.23%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2011                   348,483      $1.08  to  $1.06       $373,149           --      1.00%  to 2.25%    0.94%      to   (0.32%)
2010                   384,828      $1.07  to  $1.06       $410,371           --      1.00%  to 2.25%    7.21%(8)   to    6.33%(8)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2011                    28,288      $1.60  to  $1.21        $42,561           --      1.00%  to 2.25%   (5.40%)     to   (6.58%)
2010                    34,534      $1.69  to  $1.30        $55,157           --      1.00%  to 2.25%   23.20%      to   21.66%
2009                    49,240      $1.38  to  $1.07        $63,861           --      1.00%  to 2.25%   35.19%      to    6.43%(7)
2008                    57,085      $1.02  to  $0.87        $55,054        0.11%      1.00%  to 2.20%  (32.25%)     to  (33.06%)
2007                    62,013      $1.50  to  $1.30        $88,943        0.83%      1.00%  to 2.20%   (5.85%)     to   (6.98%)
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2011                    14,035      $1.07  to  $1.05        $24,286        4.74%      1.00%  to 2.25%  (15.47%)     to  (16.52%)
2010                    15,440      $1.27  to  $1.25        $31,772        1.21%      1.00%  to 2.25%   23.68%      to   22.14%
2009                    73,364      $1.03  to  $1.03       $112,927        3.87%      1.00%  to 2.25%    2.34%(7)   to    2.23%(7)
2008                    99,753      $0.68  to  $1.16       $104,911        0.85%      1.05%  to 2.20%  (46.17%)     to  (46.79%)
2007                    56,589      $1.26  to  $2.17       $113,660        0.80%      1.05%  to 2.20%   15.09%      to   13.77%
------------------------------------------------------------------------------------------------------------------------------



 442    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WANGER USA
2011                    18,556      $1.26  to  $1.23        $25,224           --      1.00%  to 2.25%   (4.45%)     to   (5.64%)
2010                    23,264      $1.32  to  $1.30        $33,271           --      1.00%  to 2.25%   22.13%      to   20.61%
2009                    82,793      $1.08  to  $1.08        $92,855           --      1.00%  to 2.25%    8.11%(7)   to    7.99%(7)
2008                    79,992      $0.62  to  $0.80        $64,723           --      1.05%  to 2.20%  (40.32%)     to  (41.00%)
2007                    66,995      $1.05  to  $1.36        $92,330           --      1.05%  to 2.20%    4.28%      to    3.08%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2011                     7,377      $1.09  to  $1.15         $8,476        3.00%      1.05%  to 2.20%    5.37%      to    4.17%
2010                     9,319      $1.03  to  $1.11        $10,176        1.76%      1.05%  to 2.20%   12.10%      to   10.83%
2009                    11,142      $0.92  to  $1.00        $10,893        2.00%      1.05%  to 2.20%   14.23%      to   12.92%
2008                    15,185      $0.81  to  $0.89        $13,082        2.39%      1.05%  to 2.20%  (29.84%)     to  (30.66%)
2007                    20,946      $1.15  to  $1.28        $25,887        2.19%      1.05%  to 2.20%    6.46%      to    5.26%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 1
2011                       437      $1.31  to  $1.27           $561        0.63%      1.00%  to 1.35%  (13.66%)     to  (13.96%)
2010                       772      $1.51  to  $1.48         $1,150        1.00%      1.00%  to 1.35%   15.63%      to   15.22%
2009                     1,085      $1.31  to  $1.28         $1,401        3.63%      1.00%  to 1.35%   14.79%      to   14.39%
2008                     1,357      $1.14  to  $1.12         $1,531           --      1.00%  to 1.35%  (42.07%)     to  (42.27%)
2007                     2,523      $1.97  to  $1.94         $4,927        2.58%      1.00%  to 1.35%   13.85%      to   13.45%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2011                     9,460      $1.48  to  $1.09        $12,784        0.10%      1.00%  to 2.20%  (13.78%)     to  (14.80%)
2010                    12,194      $1.72  to  $1.28        $19,201        0.81%      1.00%  to 2.20%   15.34%      to   13.97%
2009                    15,437      $1.49  to  $1.13        $21,192        3.06%      1.00%  to 2.20%   14.33%      to   12.96%
2008                    15,059      $1.30  to  $1.00        $18,267           --      1.00%  to 2.20%  (42.18%)     to  (42.87%)
2007                    16,065      $2.25  to  $1.74        $34,071        2.17%      1.00%  to 2.20%   13.58%      to   12.22%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTRINSIC VAL, CL 2
2011                     9,138      $0.90  to  $0.98         $9,928        0.53%      1.05%  to 2.20%   (3.17%)     to   (4.28%)
2010                    11,391      $0.93  to  $1.02        $12,804        0.84%      1.05%  to 2.20%   12.64%      to   11.35%
2009                    20,897      $0.83  to  $0.92        $20,560        1.93%      1.05%  to 2.20%   15.63%      to   14.32%
2008                    12,653      $0.71  to  $0.80        $11,025        1.89%      1.05%  to 2.20%  (37.13%)     to  (37.85%)
2007                    15,557      $1.13  to  $1.29        $21,663        1.48%      1.05%  to 2.20%    1.72%      to    0.54%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OMEGA GRO, CL 1
2011                     1,056      $1.02  to  $0.98         $1,051           --      1.00%  to 1.35%   (6.30%)     to   (6.62%)
2010                     1,696      $1.09  to  $1.05         $1,805        0.90%      1.00%  to 1.35%   18.60%      to   18.19%
2009                     2,147      $0.92  to  $0.89         $1,933        1.48%      1.00%  to 1.35%   42.54%      to   42.04%
2008                     2,756      $0.65  to  $0.63         $1,748           --      1.00%  to 1.35%  (27.92%)     to  (28.17%)
2007                     3,925      $0.90  to  $0.87         $3,460        0.52%      1.00%  to 1.35%   10.84%      to   10.45%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OMEGA GRO, CL 2
2011                    24,512      $1.89  to  $1.29        $40,240           --      1.00%  to 2.20%   (6.48%)     to   (7.59%)
2010                    31,011      $2.03  to  $1.39        $54,558        0.35%      1.00%  to 2.20%   18.29%      to   16.88%
2009                    17,016      $1.71  to  $1.19        $25,468        1.10%      1.00%  to 2.20%   42.16%      to   40.46%
2008                    20,004      $1.20  to  $0.85        $21,189           --      1.00%  to 2.20%  (28.13%)     to  (28.99%)
2007                    24,361      $1.68  to  $1.19        $36,073        0.28%      1.00%  to 2.20%   10.62%      to    9.29%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 1
2011                       592      $1.05  to  $1.05           $621           --      1.00%  to 1.35%    4.96%(12)  to    4.84%(12)
2010                        --        --          --             --           --         --        --      --               --
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    443

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                    EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 2
2011                     9,045      $1.05  to  $1.04         $9,471           --      1.00%  to 2.20%    4.84%(12)  to    4.40%(12)
2010                        --        --          --             --           --         --        --      --               --
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2011                    11,055      $1.21  to  $1.45         $8,840           --      1.00%  to 2.20%   (5.54%)     to   (6.67%)
2010                    14,159      $1.28  to  $1.56        $12,090           --      1.00%  to 2.20%   27.91%(9)   to   24.02%
2009                     6,870      $1.00  to  $1.26         $3,392           --      1.05%  to 2.20%   51.05%      to   49.32%
2008                     8,437      $0.66  to  $0.84         $2,768           --      1.05%  to 2.20%  (42.04%)     to  (42.70%)
2007                    10,497      $1.14  to  $1.47         $5,957           --      1.05%  to 2.20%   12.61%      to   11.32%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP VAL, CL 1
2011                     2,248      $1.12  to  $1.12         $2,520        0.87%      1.00%  to 1.35%   (7.98%)     to   (8.30%)
2010                     3,211      $1.22  to  $1.22         $3,921           --      1.00%  to 1.35%   22.25%(9)   to   22.06%(9)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP VAL, CL 2
2011                     5,593      $1.12  to  $1.10         $6,238        0.65%      1.00%  to 2.20%   (8.18%)     to   (9.28%)
2010                     7,490      $1.22  to  $1.21         $9,133           --      1.00%  to 2.20%   22.12%(9)   to   21.45%(9)
2009                        --        --          --             --           --         --        --      --               --
2008                        --        --          --             --           --         --        --      --               --
2007                        --        --          --             --           --         --        --      --               --
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT TOTAL RETURN BOND, CL 2
2011                    26,678      $1.08  to  $1.32        $40,155        2.71%      1.00%  to 2.20%    7.24%      to    5.96%
2010                    35,358      $1.00  to  $1.24        $49,817        3.42%      1.00%  to 2.20%    0.39%(9)   to    4.71%
2009                    41,984      $1.23  to  $1.19        $58,458        4.51%      1.05%  to 2.20%   10.82%      to    9.56%
2008                    43,415      $1.11  to  $1.08        $55,060        4.78%      1.05%  to 2.20%    1.31%      to    0.15%
2007                    63,005      $1.09  to  $1.08        $79,204        4.55%      1.05%  to 2.20%    5.06%      to    3.86%
------------------------------------------------------------------------------------------------------------------------------




   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
   (4) New subaccount operations commenced on May 1, 2007.
   (5) New subaccount operations commenced on Sept. 26, 2008.
   (6) New subaccount operations commenced on April 24, 2009.
   (7) New subaccount operations commenced on Nov. 30, 2009.
   (8) New subaccount operations commenced on May 7, 2010.
   (9) New subaccount operations commenced on July 16, 2010.
  (10) New subaccount operations commenced on Sept. 24, 2010.
  (11) New subaccount operations commenced on April 29, 2011.
  (12) New subaccount operations commenced on Aug. 26, 2011.


 444    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2011 and the related consolidated statements of income, shareholder's equity, and cash flows for the year ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company at December 31, 2011, and the results of its operations and its cash flows for the year ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 24, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheet of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2011, $24,398;
  2010, $24,818)                                                         $ 26,577      $ 26,442
  Common stocks, at fair value (cost: 2011, $1; 2010, $1)                       2             2
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $32; 2010, $36)                                                       2,473         2,470
Policy loans                                                                  739           729
Other investments                                                             730           496
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,521        30,139
Cash and cash equivalents                                                     828            76
Restricted cash                                                                26            66
Reinsurance recoverables                                                    1,953         1,829
Other receivables                                                             162           166
Accrued investment income                                                     307           309
Deferred acquisition costs                                                  4,367         4,578
Deferred sales inducement costs                                               464           545
Other assets                                                                3,578         1,123
Separate account assets                                                    63,174        63,795
-------------------------------------------------------------------------------------------------
Total assets                                                             $105,380      $102,626
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 31,182      $ 29,680
Policy claims and other policyholders' funds                                  121           134
Deferred income taxes, net                                                    620           514
Borrowings under repurchase agreements                                        504           397
Line of credit with Ameriprise Financial, Inc.                                300             3
Other liabilities                                                           3,607         1,555
Separate account liabilities                                               63,174        63,795
-------------------------------------------------------------------------------------------------
Total liabilities                                                          99,508        96,078
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,461         2,460
Retained earnings                                                           2,589         3,410
Accumulated other comprehensive income, net of tax                            819           675
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  5,872         6,548
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $105,380      $102,626
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                          $  493        $  489        $  450
Net investment income                                              1,593         1,629         1,526
Policy and contract charges                                        1,540         1,389         1,156
Other revenues                                                       303           272           233
Net realized investment gains                                          5            16            59
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,934         3,795         3,424
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     950         1,203           841
Interest credited to fixed accounts                                  853           909           903
Amortization of deferred acquisition costs                           539            53           145
Other insurance and operating expenses                               645           582           550
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,987         2,747         2,439
-------------------------------------------------------------------------------------------------------
Pretax income                                                        947         1,048           985
Income tax provision                                                 168           252           245
-------------------------------------------------------------------------------------------------------
Net income                                                        $  779        $  796        $  740
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   29        $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (47)          (22)          (53)
  Portion of gain (loss) recognized in other comprehensive
  income                                                              23            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (24)          (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $    5        $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   779       $   796      $    740
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (73)          (79)          (68)
  Deferred income tax expense (benefit)                                28           416           (81)
  Contractholder and policyholder charges, non-cash                  (264)         (259)         (259)
  Net realized investment gains                                       (26)          (46)         (135)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   21            29            76
Change in operating assets and liabilities:
  Deferred acquisition costs                                          120          (406)         (412)
  Deferred sales inducement costs                                      72           (38)          (73)
  Equity method investments                                            33            29           136
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 253           302           282
  Policy claims and other policyholders' funds                        (13)           11           (49)
  Reinsurance recoverables                                           (127)         (143)          (96)
  Other receivables                                                    25           (53)           (5)
  Accrued investment income                                             2            (6)          (64)
  Derivatives collateral, net                                         649            55        (1,928)
  Other assets and liabilities, net                                   189           271           684
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,668           879        (1,252)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 664         1,268         5,215
  Maturities, sinking fund payments and calls                       3,200         3,719         3,486
  Purchases                                                        (4,084)       (4,970)      (13,696)
Proceeds from sales, maturities and repayments of commercial
mortgage loans                                                        202           207           279
Funding of commercial mortgage loans                                 (207)         (154)         (104)
Proceeds from sales of other investments                              114            95            43
Purchase of other investments                                        (296)          (86)          (11)
Purchase of land, buildings, equipment and software                    (6)          (15)          (14)
Change in policy loans, net                                           (10)          (14)            7
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                  (423)           50        (4,795)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,378         1,593         4,863
  Net transfers from (to) separate accounts                            39        (1,337)          195
  Surrenders and other benefits                                    (1,311)       (1,338)       (1,923)
Change in borrowings under repurchase agreements, net                 107           397            --
Proceeds from line of credit with Ameriprise Financial, Inc.          415            13           500
Payments on line of credit with Ameriprise Financial, Inc.           (118)         (310)           --
Deferred premium options, net                                        (254)         (182)          (82)
Tax adjustment on share-based incentive compensation plan               1            --            (2)
Cash dividend to Ameriprise Financial, Inc.                          (750)         (500)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                  (493)       (1,664)        3,551
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                  752          (735)       (2,496)
Cash and cash equivalents at beginning of period                       76           811         3,307
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $   828       $    76      $    811
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   176       $   112      $     72
  Interest paid on borrowings                                           5             3             1
Non-cash investing activity:
  Capital contributions from Ameriprise Financial, Inc.           $    --       $    14      $    331
  Dividend to Ameriprise Financial, Inc.                              850            --            --
  Affordable housing partnership commitments not yet remitted         137           171            --


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2011
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                      $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                      3          2,445         3,114             382          5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)             --           (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                      3          2,460         3,410             675          6,548
Comprehensive income:
  Net income                                      --             --           779              --            779
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             146            146
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              (6)            (6)
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                   923
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (750)             --           (750)
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (850)             --           (850)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                    $ 3         $2,461        $2,589          $  819         $5,872
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. In 2011, RiverSource Life began offering indexed universal life ("IUL") insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee is linked to the S&P 500 Index (subject to a cap). The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Other Investments
Other investments primarily consist of interests in affordable housing partnerships, syndicated loans and trading securities. Affordable housing partnerships are accounted for under the equity method. Trading securities are carried at fair value with changes in value recognized within net investment income.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2011 and 2010 was $26 million and $66 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2011 and 2010, land, buildings, equipment and software were $182 million and $191 million, respectively, net of accumulated depreciation of $75 million and $59 million, respectively. Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $16 million, $14 million and $8 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

See Note 13 for information regarding the Company's fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA and IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of these embedded derivatives associated with annuities and IUL is included in future policy benefits. The change in the fair value of the EIA and IUL embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses ("NOL") and therefore a valuation allowance of $4 million has been established at December 31, 2011.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations. See
Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company's consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's consolidated financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax at January 1, 2012.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $384 million and $244 million as of December 31, 2011 and 2010, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $267 million and $188 million recorded in other liabilities as of December 31, 2011 and 2010, respectively, related to the future funding commitments for affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,770       $1,726         $ (78)       $16,418        $ --
Residential mortgage backed securities               4,193          242          (126)         4,309         (41)
Commercial mortgage backed securities                3,355          276            --          3,631          --
State and municipal obligations                      1,012          131           (47)         1,096          --
Asset backed securities                                883           43           (18)           908          --
Foreign government bonds and obligations               126           19            (1)           144          --
U.S. government and agencies obligations                49            8            --             57          --
Other structured investments                            10            4            --             14           4
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,398        2,449          (270)        26,577         (37)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,399       $2,450         $(270)       $26,579        $(37)
====================================================================================================================




                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 87% and 88%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At both December 31, 2011 and 2010, approximately $1.2 billion of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,276       $ 7,811          30%        $ 8,067       $ 8,647          33%
AA                                           1,161         1,291           5           1,360         1,426           5
A                                            4,148         4,578          17           4,025         4,259          16
BBB                                         10,211        11,446          43           9,831        10,721          41
Below investment grade                       1,602         1,451           5           1,535         1,389           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,398       $26,577         100%        $24,818       $26,442         100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 33% and 29%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  70         $1,004         $(37)           9           $257          $ (41)          79
Residential mortgage
  backed securities           30            338           (8)          48            283           (118)          78
Asset backed
  securities                  12            145           (3)          18             96            (15)          30
State and municipal
  obligations                 --             --           --            2             87            (47)           2
Foreign government
  bonds and
  obligations                  5             23           (1)          --             --             --            5
------------------------------------------------------------------------------------------------------------------------
  Total                      117         $1,510         $(49)          77           $723          $(221)         194
========================================================================================================================

                             DECEMBER 31, 2011
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,261         $ (78)
Residential mortgage
  backed securities           621          (126)
Asset backed
  securities                  241           (18)
State and municipal
  obligations                  87           (47)
Foreign government
  bonds and
  obligations                  23            (1)
--------------------------------------------------
  Total                    $2,233         $(270)
==================================================





                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
------------------------------------------------------------------------------------------------------------------------
  Total                      218         $2,775         $(70)          75           $591          $(204)         293
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
--------------------------------------------------
  Total                    $3,366         $(274)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                  $108          $ 82          $102
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      13            14             7
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          11            12            31
Reductions for securities sold during the period (realized)         (26)           --           (58)
-------------------------------------------------------------------------------------------------------
Ending balance                                                     $106          $108          $ 82
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                     $(1,043)       $ 365        $ (678)
Cumulative effect of accounting change                             (58)          20           (38)(1)
Net unrealized securities gains arising during the
period(3)                                                        2,378         (832)        1,546
Reclassification of gains included in net income                   (73)          26           (47)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (566)         199          (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)          416(2)
Net unrealized securities gains arising during the
period(3)                                                          794         (278)          516
Reclassification of gains included in net income                   (20)           7           (13)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (328)         114          (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                     1,084         (379)          705(2)
Net unrealized securities gains arising during the
period(3)                                                          560         (196)          364
Reclassification of gains included in net income                    (5)           2            (3)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                      (340)         119          (221)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                   $ 1,299        $(454)       $  845(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(18) million, $(12) million and $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $ 48          $ 51          $185
Gross realized investment losses                                    (20)           (4)          (50)
Other-than-temporary impairments                                    (24)          (28)          (62)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   911       $   927
Due after one year through five years                                       4,976         5,204
Due after five years through 10 years                                       6,377         7,093
Due after 10 years                                                          3,693         4,491
-------------------------------------------------------------------------------------------------
                                                                           15,957        17,715
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,193         4,309
Commercial mortgage backed securities                                       3,355         3,631
Asset backed securities                                                       883           908
Other structured investments                                                   10            14
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,399       $26,579
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $7 million were on deposit with various states as required by law.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,469        $1,482        $1,371
Income on commercial mortgage loans                                  149           152           160
Other investments                                                     18            40            35
-------------------------------------------------------------------------------------------------------
                                                                   1,636         1,674         1,566
Less: investment expenses                                             43            45            40
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,593        $1,629        $1,526
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $ 4           $19          $ 73
Commercial mortgage loans                                             2            (6)          (13)
Other investments                                                    (1)            3            (1)
-------------------------------------------------------------------------------------------------------
  Total                                                             $ 5           $16          $ 59
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Beginning balance                            $36           $ 5           $41           $30           $12           $42
  Charge-offs                                 (3)           --            (3)           (1)           (2)           (3)
  Provisions                                  (1)           --            (1)            7            (5)            2
--------------------------------------------------------------------------------------------------------------------------
Ending balance                               $32           $ 5           $37           $36           $ 5           $41
==========================================================================================================================
Individually evaluated for impairment        $ 9           $--           $ 9           $ 8           $--           $ 8
Collectively evaluated for impairment         23             5            28            28             5            33


The recorded investment in financing receivables by impairment method and type of loan was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------------------------------------------------
                                         COMMERCIAL                                COMMERCIAL
                                          MORTGAGE     SYNDICATED                   MORTGAGE     SYNDICATED
(IN MILLIONS)                               LOANS         LOANS         TOTAL         LOANS         LOANS         TOTAL
--------------------------------------------------------------------------------------------------------------------------
Individually evaluated for impairment      $   64         $  1         $   65        $   75         $  3         $   78
Collectively evaluated for impairment       2,441          301          2,742         2,431          202          2,633
--------------------------------------------------------------------------------------------------------------------------
Total                                      $2,505         $302         $2,807        $2,506         $205         $2,711
==========================================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $20 million, respectively.

During the year ended December 31, 2011, the Company purchased $194 million and sold $2 million of syndicated loans. During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $12 million and $8 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of total commercial mortgage loans at both December 31, 2011 and 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                           $  618           25%          $--         $  590           24%          $ 4
Pacific                                     556           22             1            530           21            15
Mountain                                    275           11            11            286           11            --
East North Central                          247           10            --            240           10            --
West North Central                          224            9             1            251           10            --
Middle Atlantic                             217            9            --            212            8            --
West South Central                          173            7             2            183            7            --
New England                                 130            5            --            148            6             2
East South Central                           65            2            --             66            3            --
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)         LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Retail                                   $  825           33%          $ 2         $  820           33%          $10
Office                                      669           27             2            717           29            --
Industrial                                  455           18             1            456           18             6
Apartments                                  358           14            --            326           13            --
Hotel                                        51            2            --             57            2            --
Mixed Use                                    42            2            --             43            2            --
Other                                       105            4            10             87            3             5
                                      ----------------------------------------------------------------------------------
                                          2,505          100%          $15          2,506          100%          $21
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses              32                                        36
                                      ------------                              ------------
  Total                                  $2,473                                    $2,470
========================================================================================================================



Syndicated Loans
The Company's syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2011 and 2010 were $1 million.

TROUBLED DEBT RESTRUCTURINGS

During the year ended December 31, 2011, the Company restructured 10 loans with a recorded investment of $49 million as of December 31, 2011. The recorded investment in restructured loans primarily consists of commercial mortgage loans. The troubled debt restructurings did not have a material impact to the Company's allowance for loan losses or income recognized for the year ended December 31, 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,578        $4,285        $4,324
Capitalization of acquisition costs                                  419           459           558
Amortization, excluding the impact of valuation assumptions
review                                                              (488)         (376)         (264)
Amortization, impact of valuation assumptions review                 (51)          323           119
Impact of change in net unrealized securities gains                  (91)         (113)         (452)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,367        $4,578        $4,285
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $545          $524          $518
Capitalization of sales inducement costs                              9            35            82
Amortization, excluding the impact of valuation assumptions
review                                                              (70)          (49)          (19)
Amortization, impact of valuation assumptions review                (11)           52             9
Impact of change in net unrealized securities gains                  (9)          (17)          (66)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $464          $545          $524
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $191.2 billion and $192.0 billion, respectively, of which $136.2 billion and $134.0 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 707         $ 681         $ 659
Reinsurance ceded                                                   (214)         (192)         (209)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 493         $ 489         $ 450
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $71 million, $67 million and $62 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers was $189 million, $166 million and $167 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.5 billion and $1.4 billion related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Included in future policy benefits is $629 million and $657 million related to assumed reinsurance arrangements as of December 31, 2011 and 2010, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,401       $16,520
EIA accumulated host values                                                    58           100
EIA embedded derivatives                                                        2             3
Variable annuity fixed sub-accounts                                         4,852         4,868
Variable annuity GMWB                                                       1,377           337
Variable annuity GMAB                                                         237           104
Other variable annuity guarantees                                              14            13
-------------------------------------------------------------------------------------------------
  Total annuities                                                          22,941        21,945
VUL/UL insurance                                                            2,662         2,588
IUL accumulated host values                                                     4            --
IUL embedded derivatives                                                        3            --
VUL/UL insurance additional liabilities                                       220           143
Other life, DI and LTC insurance                                            5,352         5,004
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             31,182        29,680
Policy claims and other policyholders' funds                                  121           134
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $31,303       $29,814
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,556       $57,862
VUL insurance variable sub-accounts                                         5,575         5,887
Other insurance variable sub-accounts                                          43            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,174       $63,795
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2011 and 2010, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $40,011        $38,275        $  382           63           $37,714        $36,028
  Five/six-year reset                   11,631          9,118           350           63            13,689         11,153
  One-year ratchet                       7,233          6,777           479           64             7,741          7,242
  Five-year ratchet                      1,472          1,418            25           61             1,466          1,414
  Other                                    759            732            93           68               680            649
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,106        $56,320        $1,329           63           $61,290        $56,486
===========================================================================================================================
GGU DEATH BENEFIT                      $   920        $   868        $   78           63           $   970        $   912
GMIB                                   $   463        $   433        $  106           65           $   597        $   561
GMWB:
  GMWB                                 $ 3,887        $ 3,868        $  236           65           $ 4,341        $ 4,317
  GMWB for life                         23,756         23,625           863           64            20,374         20,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $27,643        $27,493        $1,099           64           $24,715        $24,576
===========================================================================================================================
GMAB                                   $ 3,516        $ 3,509        $   63           56           $ 3,540        $ 3,523
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                     $173            62
  Five/six-year reset                    312            62
  One-year ratchet                       287            63
  Five-year ratchet                        8            60
  Other                                   61            67
---------------------------------------------------------------
    Total -- GMDB                       $841            62
===============================================================
GGU DEATH BENEFIT                       $ 79            64
GMIB                                    $ 76            64
GMWB:
  GMWB                                  $106            64
  GMWB for life                          129            63
---------------------------------------------------------------
    Total -- GMWB                       $235            63
===============================================================
GMAB                                    $ 22            56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                          $ 55           $12         $ 1,471        $ 367         $  7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           5             8             337          104           68
Incurred claims                                       10             2           1,040          133           53
Paid claims                                          (10)           (1)             --           --          (10)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                        $  5           $ 9         $ 1,377        $ 237         $111
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $30,738       $32,310
  Bond                                                                     23,862        22,319
  Other                                                                     1,969         2,208
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $56,569       $56,837
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $300 million and $3 million as of December 31, 2011 and 2010, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. As of December 31, 2011, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. As of December 31, 2011, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2011 and 2010.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $521 million and $412 million at December 31, 2011 and 2010, respectively. The amount of the Company's liability including accrued interest as of December 31, 2011 and 2010 was $504 million and $397 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of both December 31, 2011 and 2010 was 0.3%.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                             $ --         $15,076       $1,342        $16,418
     Residential mortgage backed securities                  --           4,255           54          4,309
     Commercial mortgage backed securities                   --           3,615           16          3,631
     State and municipal obligations                         --           1,096           --          1,096
     Asset backed securities                                 --             771          137            908
     Foreign government bonds and obligations                --             144           --            144
     U.S. government and agencies obligations                10              47           --             57
     Other structured investments                            --              --           14             14
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               10          25,004        1,563         26,577
  Common stocks                                               1               1           --              2
  Trading securities                                         --              25           --             25
  Cash equivalents                                           --             809           --            809
  Other assets:
    Interest rate derivative contracts                       --           1,801           --          1,801
    Equity derivative contracts                             274           1,041           --          1,315
    Credit derivative contracts                              --               1           --              1
    Foreign currency derivative contracts                    --               7           --              7
-------------------------------------------------------------------------------------------------------------
  Total other assets                                        274           2,850           --          3,124
  Separate account assets                                    --          63,174           --         63,174
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $285         $91,863       $1,563        $93,711
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                               $ --         $     2       $   --        $     2
    IUL embedded derivatives                                 --               3           --              3
    GMWB and GMAB embedded derivatives                       --              --        1,585          1,585
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               5        1,585          1,590(1)
  Other liabilities:
    Interest rate derivative contracts                       --           1,198           --          1,198
    Equity derivative contracts                             297             734           --          1,031
    Foreign currency derivative contracts                    --              10           --             10
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                   297           1,942           --          2,239
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $297         $ 1,947       $1,585        $ 3,829
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivative contracts                       --             366           --            366
    Equity derivative contracts                              32             323           --            355
    Credit derivative contracts                              --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424(1)
  Other liabilities:
    Interest rate derivative contracts                       --             379           --            379
    Equity derivative contracts                              18             647           --            665
    Credit derivative contracts                              --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $197 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011           $1,317        $ 2,618        $ 30          $227           $13         $ 4,205       $  (421)
  Total gains (losses)
  included in:
    Net income                          7             48          --             3             1              59(1)     (1,007)(2)
    Other comprehensive income         12            (73)         --            (8)           (2)            (71)           --
  Purchases                           178             26          71            --             3             278            --
  Sales                               (50)            (3)         --            --            --             (53)           --
  Issues                               --             --          --            --            --              --          (149)
  Settlements                        (117)          (456)         --           (18)           (1)           (592)           (8)
  Transfers into Level 3                7             --           1            --            --               8            --
  Transfers out of Level 3            (12)        (2,106)        (86)          (67)           --          (2,271)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011         $1,342        $    54        $ 16          $137           $14         $ 1,563       $(1,585)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2011 included
  in:
       Net investment income       $   --        $    --        $ --          $  1           $--         $     1       $    --
       Net realized investment
          gains (losses)               --            (23)         --            --             1             (22)           --
       Benefits, claims,
          losses and
          settlement expenses          --             --          --            --            --              --        (1,035)


(1) Represents a $26 million loss included in net realized investment gains and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

                                                                                                                       FUTURE
                                                  AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                      POLICY
                                ----------------------------------------------------------------------------------    BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                 CORPORATE      MORTGAGE      MORTGAGE        ASSET        OTHER                        GMAB
                                    DEBT         BACKED        BACKED        BACKED      STRUCTURED                   EMBEDDED
(IN MILLIONS)                    SECURITIES    SECURITIES    SECURITIES    SECURITIES    INVESTMENTS      TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $1,239        $2,772         $  72         $215           $11         $4,309         $(299)
  Total gains (losses)
  included in:
    Net income                          1            54             1            6             2             64(1)          4(2)
    Other comprehensive income         30           190            10           22            --            252            --
  Purchases, sales, issues and
    settlements, net                   22          (398)           91           (3)           --           (288)         (126)
  Transfers into Level 3               25            --            --           --            --             25            --
  Transfers out of Level 3             --            --          (144)         (13)           --           (157)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $1,317        $2,618         $  30         $227           $13         $4,205         $(421)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $   --        $   78         $  --         $  5           $--         $   83         $  --
       Net realized investment
          gains (losses)               --           (26)           --           --            --            (26)           --
       Benefits, claims,
          losses and
          settlement expenses          --            --            --           --            --             --           (15)



(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $168 million and $28 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $2.2 billion. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,473       $ 2,650       $ 2,470       $ 2,558
  Policy loans                                                739           713           729           805
  Other investments                                           308           311           210           224
  Restricted cash                                              26            26            66            66

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,064       $16,116       $15,328       $15,768
  Separate account liabilities                                345           345           395           395
  Line of credit with Ameriprise Financial                    300           300             3             3
  Borrowings under repurchase agreements                      504           502           397           397
  Other liabilities                                           267           263           188           182


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a third-party pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and does not transfer to third-party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

Other Liabilities
Other liabilities consisted of future funding commitments to affordable housing partnerships. The fair value of the future funding commitments is determined by discounting cash flows.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $222 million, $136 million and $87 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $530 million, $527 million and $580 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $750          $500           $--
Non-cash dividends paid to Ameriprise Financial                     850            --            --
Cash dividends received from RiverSource Life of NY                  79            28            --
Cash dividends received from RTA                                     53            63            22
Cash dividends received from RiverSource REO 1, LLC                   3            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2011, RiverSource Life Insurance Company made cash contributions to RTA of $111 million for ongoing funding commitments related to affordable housing partnership investments.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

Beginning in 2010, the Company's taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Amounts due from Ameriprise Financial for federal income taxes were $86 million and $31 million at December 31, 2011 and 2010, respectively.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $(296) million and $810 million as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $ (475)       $1,200        $1,793
Statutory net income (loss)(1)                                      (599)        1,112         1,887
Statutory capital and surplus                                      2,681         3,735         3,371


(1) Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $1,801          $366       liabilities       $1,198         $  379
                                                                       Other
  Equity contracts        Other assets       1,314           354       liabilities        1,031            665
                                                                       Other
  Credit contracts        Other assets           1             4       liabilities           --              1
  Foreign currency                                                     Other
  contracts               Other assets           7            --       liabilities           10             --
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable            --            --       benefits           1,585            421
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                      3,123           724                          3,824          1,466
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  EIA                     Other assets          --             1       liabilities           --             --
                                                                       Future
  EIA embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               2              3
                                                                       Other
  IUL                     Other assets           1            --       liabilities           --             --
                                                                       Future
  IUL embedded            Not                                          policy
  derivatives             applicable            --            --       benefits               3             --
                                         ---------------------------                  ---------------------------
    Total other                                  1             1                              5              3
                                         ---------------------------                  ---------------------------
Total derivatives                           $3,124          $725                         $3,829         $1,469
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                LOCATION OF
                                GAIN (LOSS)
                                    ON                         AMOUNT OF GAIN (LOSS) ON
                                DERIVATIVES                DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED      RECOGNIZED        --------------------------------------------------
AS HEDGING INSTRUMENTS           IN INCOME            2011               2010               2009
----------------------------------------------------------------------------------------------------
                                                                     (IN MILLIONS)
GMWB AND GMAB
                               Benefits,
                               claims,
                               losses and
                               settlement
  Interest rate contracts      expenses              $   709             $  95             $  (435)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Equity contracts             expenses                  326              (370)             (1,245)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Credit contracts             expenses                  (12)              (44)                (65)
                               Benefits,
                               claims,
                               losses and
                               settlement
  Foreign currency contracts   expenses                   (2)               --                  --
                               Benefits,
                               claims,
                               losses and
                               settlement
  Embedded derivatives(1)      expenses               (1,165)             (121)              1,533
----------------------------------------------------------------------------------------------------
    Total GMWB and GMAB                                 (144)             (440)               (212)
----------------------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                               Benefits,
                               claims,
                               losses and
                               settlement
  GMDB                         expenses                   --                (4)                (10)
                               Interest
                               credited to
                               fixed
  EIA                          accounts                   (1)                2                   4
                               Interest
                               credited to
                               fixed
  EIA embedded derivatives     accounts                    1                 7                   7
                               Interest
                               credited to
                               fixed
  IUL                          accounts                    1                --                  --
                               Interest
                               credited to
                               fixed
  IUL embedded derivatives     accounts                   (3)               --                  --
----------------------------------------------------------------------------------------------------
    Total other                                           (2)                5                   1
----------------------------------------------------------------------------------------------------
Total derivatives                                    $  (146)            $(435)            $  (211)
====================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2011 and 2010, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $104.7 billion and $55.5 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of both December 31, 2011 and 2010, the Company did not have any outstanding hedges on its GMDB provisions. The deferred premium associated with some of the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2012                                                                       $372           $41
2013                                                                        349            26
2014                                                                        324            24
2015                                                                        296            22
2016                                                                        265            15
2017-2026                                                                   925            34


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $25 million and $89 million at December 31, 2011 and 2010, respectively. The gross notional amount of IUL derivative contracts was $12 million at December 31, 2011.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2011 and 2010, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2011, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2011 and 2010, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2011, 2010 and 2009, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivative losses included in accumulated other comprehensive income related to cash flow hedges:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at January 1                      $(30)         $(34)         $(38)
Reclassification of realized losses(1)                                6             6             6
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivative losses at December 31                    $(26)         $(30)         $(34)
=======================================================================================================



(1) Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is seven years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $635 million and $25 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $186 million and $23 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $61 million and $25 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $106 million and $412 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $98 million and $406 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $8 million and $6 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $137          $(167)        $325
  State                                                               3              3            1
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        140           (164)         326
Deferred income tax:
  Federal                                                            29            417          (80)
  State                                                              (1)            (1)          (1)
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        28            416          (81)
-------------------------------------------------------------------------------------------------------
Total income tax provision                                         $168          $ 252         $245
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (13.5)        (6.6)         (7.2)
  State taxes, net of federal benefit                                0.1          0.1            --
  Low income housing credit                                         (1.6)        (1.4)         (2.0)
  Foreign tax credit, net of addback                                (1.6)        (1.1)         (1.0)
  Taxes applicable to prior years                                     --         (1.9)          0.1
  Other, net                                                        (0.6)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision                                                17.8%        24.1%         24.9%
=======================================================================================================



The Company's effective tax rate was 17.8%, 24.1% and 24.9% for the years ended December 31, 2011, 2010 and 2009, respectively. The decrease in the effective tax rate compared to the prior year primarily reflects a favorable audit settlement related to the dividends received deduction as well as lower pretax income relative to tax advantaged items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,589        $1,306
  Investment related                                                          --           159
  Capital loss and tax credit carryforwards                                   30            31
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,619         1,496
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,379         1,429
  Net unrealized gains on Available-for-Sale securities                      441           364
  Investment related                                                         190            --
  DSIC                                                                       180           191
  Other                                                                       49            26
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,239         2,010
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $ (620)       $ (514)
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will not allow the Company to realize all of certain state NOLs and therefore a valuation allowance of $4 million was established as of December 31, 2011.

The Company has tax benefits related to capital loss carryforwards of $30 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 83          $ (77)        $(89)
Additions (reductions) based on tax positions related to the
current year                                                         (1)            --            1
Additions for tax positions of prior years                           79            322           18
Reductions for tax positions of prior years                          (7)          (196)          (7)
Settlements                                                         (20)            34           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $134          $  83         $(77)
=======================================================================================================



If recognized, approximately $12 million, $39 million and $49 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $57 million and reductions of $8 million and $1 million in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $33 million and a receivable of $24 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $133 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009. The Company's federal and state income tax returns remain open for years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                     $75          $157          $587
Net unrealized derivative losses                                     (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net income tax provision                                            $73          $155          $585
=======================================================================================================



18. COMMITMENTS AND CONTINGENCIES

At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6318 M (4/12)

PART C.

Item 24.     Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account

               Reports of Independent Registered Public Accounting Firms dated April 20, 2012 and April 22, 2011
               Statements of Assets and Liabilities for the year ended Dec. 31, 2011
               Statements of Operations for the year ended Dec. 31, 2011 Statements of Changes in Net Assets for the two years ended Dec. 31, 2011
               Notes to Financial Statements

          RiverSource Life Insurance Company
               Reports of Independent Registered Public Accounting Firms dated Feb. 24, 2012 and Feb. 23, 2011
               Consolidated Balance Sheets as of Dec. 31, 2011 and 2010 Consolidated Statements of Income for the years ended Dec. 31, 2011, 2010 and 2009
               Consolidated Statements of Cash Flows for the years ended
               Dec. 31, 2011, 2010 and 2009
               Consolidated Statements of Shareholder's Equity for the three years ended Dec. 31, 2011, 2010 and 2009
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration

          Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22to Registrant's Post-Effective Amendment No.12 to Registration Statement No. 333-139760 filed electronically as Exhibit 1.22 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-139760, filed on or about April 22, 2011, is incorporated herein by reference.

2.        Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2       Not applicable.

4.1       Form of Deferred Annuity Contract (form 43431) filed electronically as
          Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2       Form of Roth IRA Endorsement (form 43094) filed electronically as
          Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3       Form of SEP-IRA Endorsement (form 43433) filed electronically as
          Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4       Form of TSA Endorsement (form 43413) filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9       Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.


4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit 4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21      Form of Annuity Endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23      Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as
          Exhibit 4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24      Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as
          Exhibit 4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26      Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit
          4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30      Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit
          4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31      Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit
          4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32      Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit
          4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33      Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit
          4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34      Form of Unisex Endorsement (form 272867) filed as Exhibit
          4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35      Form of Fixed and Variable Annuity Contract (form 272876) filed as
          Exhibit 4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36 Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3,

          2007, is incorporated herein by reference.

4.39      Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as
          Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45      Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
          Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46      Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit
          4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48      Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit
          4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49      Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit
          4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52      Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as
          Exhibit 4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 12 under Registration Statement
          333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57 Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.58 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as
          Exhibit 4.58 to Registrant's Post-Effective Amendment No.7 under Registration Statement No.333- 139760 on or about Nov.25, 2009 is incorporated herein by reference.

4.59      Form of Guarantee Period Accounts Endorsement (form 411272) filed as
          Exhibit 4.57 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.60 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.61      Form of 5% Accumulation Death Benefit Rider (form 411279)
          filed as Exhibit 4.59 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62      Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit
          4.60 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.63 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.64 Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.65 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.66 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.67 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages(R) Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.68 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages(R) Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.69 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant's Post- Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7       Copy of Janus Aspen Series Amended and Restated Fund
          Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. andColumbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment
          No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit
          8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as
          Exhibit 8.21 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for the RiverSource(R) Signature Select Variable Annuity are filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for the RiverSource(R) Signature Variable Annuity are filed electronically herewith.

11.       None.

12.       Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, Dated March 20, 2012 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.66 to Registration Statement No. 333-79311 filed on or about April 20, 2012, is incorporated herein by reference.

Item 25.
Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                                Position and Offices
Name                  Principal Business Address*                                 With Depositor
-------------------  -----------------------------  --------------------------------------------------------------------
John R. Woerner                                     Chairman of the Board and President

Gumer C. Alvero                                     Director and Executive Vice President - Annuities

Richard N. Bush                                     Senior Vice President - Corporate Tax

Bimal Gandhi                                        Senior Vice President - Strategic Transformation

Steve M. Gathje                                     Director, Senior Vice President And Chief Actuary

James L. Hamalainen                                 Senior Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore                                     Secretary

Bridget M. Sperl                                    Director and Executive Vice President - Client Service

Jon Stenberg                                        Director and Executive Vice President - Life & Disability Insurance

William F. Truscott                                 Director

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27.  Number of Contract owners

     As of March 31, 2012 there were 26,459 nonqualified and 39,040 qualified contract holders.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL       NET UNDERWRITING
UNDERWRITER             DISCOUNTS AND             COMPENSATION ON      BROKERAGE
COMPENSATION            COMMISSIONS             REDEMPTION           COMMISSIONS
RiverSource             $ 411,317,776        None                 None            None
Distributors, Inc.

Item 30.     Location of Accounts and Records

             RiverSource Life Insurance Company
             829 Ameriprise Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 20th day of April, 2012.

                           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By RiverSource Life Insurance Company
                                    (Sponsor)

                           By /s/  John R. Woerner*
                              --------------------------
                                   John R. Woerner
                                   Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2012.

Signature                               Title

/s/ Gumer C. Alvero*                    Director and Executive Vice
   -----------------------------------  President - Annuities
    Gumer C. Alvero

/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
   -----------------------------------
    Richard N. Bush

/s/ Bimal Gandhi*                       Senior Vice President - Strategic
   -----------------------------------  Transformation
    Bimal Gandhi

/s/ Steve M. Gathje*                    Director, Senior Vice President and
   -----------------------------------  Chief Actuary
    Steve M. Gathje

/s/ James L. Hamalainen*                Director, Senior Vice President -
   -----------------------------------  Investments
    James L. Hamalainen

/s/ Brian J. McGrane*                   Director, Executive Vice President
   -----------------------------------  and Chief Financial Officer
    Brian J. McGrane

/s/ Bridget M. Sperl*                   Director and Executive Vice President
   -----------------------------------  Client Services
    Bridget M. Sperl

/s/ Jon Stenberg*                       Director and Executive Vice President -
   -----------------------------------  Life and Disability Insurance
    Jon Stenberg

/s/ William F. Truscott*                Director
   -----------------------------------
    William F. Truscott

/s/ John R. Woerner*                    Chairman of the Board and President
   -----------------------------------
    John R. Woerner


* Signed pursuant to Power of Attorney dated March 20, 2012 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.66 to Registration Statement No. 333-79311 filed on or about April 20, 2012, is incorporated herein by reference, by:

/s/  Dixie Carroll
    ----------------------
     Dixie Carroll
     Assistant General Counsel

        CONTENTS OF POST-EFFECTIVE AMENDMENT NO.13 TO REGISTRATION STATEMENT No. 333-139760

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.
The prospectuses for:

          RiverSource(R) Signature Select Variable Annuity
          RiverSource(R) Signature Variable Annuity

 Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource Variable Annuity Account

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                 EXHIBIT INDEX

9.       Opinion of Counsel and Consent

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Signature Select Variable Annuity.

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Signature Variable Annuity.